    As filed with the Securities and Exchange Commission on December 2, 2004


                                                        Registration No. 2-58287
                                                 Investment Co. Act No. 811-2729


                                    FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X
                                                                            ---

  Pre-Effective Amendment No.
                              -----                                         ---


  Post-Effective Amendment No.  48                                           X
                               ----                                         ---


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              X
                                                                            ---


  Amendment No.  49
                ----


                        (Check appropriate box or boxes.)

                          SHORT-TERM INVESTMENTS TRUST
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

              11 Greenway Plaza, Suite 100, Houston, TX 77046-1173
          -------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (713) 626-1919
                                                           --------------

                                Robert H. Graham
              11 Greenway Plaza, Suite 100, Houston, TX 77046-1173
             ------------------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:


  John H. Lively, Esquire                        Martha J. Hays, Esquire
  A I M Advisors, Inc.                           Ballard Spahr Andrews & Ingersoll, LLP
  11 Greenway Plaza, Suite 100                   1735 Market Street, 51st Floor
  Houston, Texas 77046-1173                      Philadelphia, Pennsylvania 19103-7599

Approximate Date of Proposed Public Offering:    As soon as practicable after the
                                                 effective date of this Amendment


It is proposed that this filing will become effective (check appropriate box):


 X     immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
---

       60 days after filing pursuant to paragraph (a)(1)
---

       on (date) pursuant to paragraph (a)(1)
---

       75 days after filing pursuant to paragraph (a)(2)
---

       on (date) pursuant to paragraph (a)(2) of rule 485.
---

If appropriate, check the following box:

       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
---

                                                           CASH ASSETS PORTFOLIO

                                                                     PROSPECTUS

                                                               DECEMBER 2, 2004


Institutional Class

Cash Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

-----------------------------------------------------------------------------

This prospectus contains information about the Institutional Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and

- is not guaranteed by a bank.

                             ---------------------
                             CASH ASSETS PORTFOLIO
                             ---------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
FEE TABLE AND EXPENSE EXAMPLE                        2
------------------------------------------------------
Fee Table                                            2

Expense Example                                      2

FUND MANAGEMENT                                      3
------------------------------------------------------
The Advisor                                          3

Advisor Compensation                                 3

OTHER INFORMATION                                    3
------------------------------------------------------
Suitability for Investors                            3

Dividends and Distributions                          3

Portfolio Holdings Information                       4

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Purchasing Shares                                  A-1

Redeeming Shares                                   A-1

Pricing of Shares                                  A-1

Taxes                                              A-2

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ---------------------
                             CASH ASSETS PORTFOLIO
                             ---------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund attempts to meet its objective by investing only in high-quality U.S. dollar denominated short-term obligations, including:

- securities issued by the U.S. government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements (collateralized by both government and non-government securities);

- commercial instruments;

- municipal securities;

- master notes;

- prime-based floaters;

- long-term corporate obligations with mandatory call/puts within one year; and

- two year agency floaters.

    The fund may invest up to 10% of its net assets in illiquid securities. The fund may also engage in reverse repurchase agreements and securities lending on a duration neutral basis.


    The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. When making a purchase decision, portfolio managers will assess market conditions and other factors, such as, but not limited to the economic growth rate, the shape and slope of the yield curve, the credit environment, the weighted average maturity and cash position of the portfolio, and security types available. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

    Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the fund has valued them, and thus entail the risk that the fund may not be able to find a buyer for the security when it wishes to sell, or may not be able to sell the security at a favorable price. Reverse repurchase agreements and securities lending both entail the risk that the holder of the security may not return the security promptly, or may default.

    Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

                             ---------------------
                             CASH ASSETS PORTFOLIO
                             ---------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Securities and Exchange Commission ("SEC") rules do not allow us to provide a bar chart and performance table for funds that do not have at least a full calendar year of performance.

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
---------------------------------------------------------
(fees paid directly from
your investment)                      INSTITUTIONAL CLASS
---------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                              None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                           None
---------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
---------------------------------------------------------
(expenses that are deducted
from fund assets)                     INSTITUTIONAL CLASS
---------------------------------------------------------
Management Fees                              0.20%

Distribution and/or
Service Fees (12b-1)                         None

Other Expenses                               None

Total Annual Fund
Operating Expenses                           0.20
---------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.


If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS
-----------------------------------------------------------
Institutional Class                         $20       $64
-----------------------------------------------------------

                             ---------------------
                             CASH ASSETS PORTFOLIO
                             ---------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


The advisor is to receive compensation from the fund for advisory services calculated at the annual rate of 0.15% of average daily net assets.


    The advisor is to receive compensation from the fund for administrative services calculated at the annual rate of 0.05% of average daily net assets. As part of its provision of administrative services to the fund, the advisor will pay for (or arrange payment for) all of the fund's ordinary and necessary business expenses (excluding management fees, taxes, interest, brokerage fees and litigation, indemnification and other extraordinary expenses).


    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Institutional Class of the fund is intended for use primarily by institutions, particularly banks. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Institutional Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Institutional Class. Such services include, among other things: transfer agent and subtransfer agent services for the beneficial owners of fund shares; aggregating and processing purchase and redemption orders; providing beneficial owners with statements showing their positions in the fund; processing dividend payments; providing subaccounting services for fund shares held beneficially; forwarding shareholder communications such as proxies, shareholder reports, dividend and tax notices and updated prospectuses to beneficial owners; receiving, tabulating and transmitting proxies executed by beneficial owners, and such other services as the fund may reasonably request. The advisor may pay additional compensation from time to time out of its assets to such institutions for providing such administrative support services. Prospective investors should determine if an investment in the Institutional Class is consistent with the investment objectives of an account and with applicable state and federal laws and regulations.

    The Institutional Class is designed to be a convenient and economical way in which to invest short-term cash reserves in an open-end diversified money market fund. It is anticipated that most investors will perform their own subaccounting.

    Investors in the Institutional Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Institutional Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the

                             ---------------------
                             CASH ASSETS PORTFOLIO
                             ---------------------

Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.

    Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.


PORTFOLIO HOLDINGS INFORMATION



The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets for the fund are available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                             ---------------------
                             CASH ASSETS PORTFOLIO
                             ---------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING SHARES

The minimum initial investment and minimum account balance in the Institutional Class is $25 million. No minimum amount is required for subsequent investments in the fund.


    Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, AIM Investment Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.


    You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of the order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark--.

    We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

    If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Institutional Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Institutional Class will be sent to you.

    You may place an order for the purchase of shares of the Institutional Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Institutional Class purchased by institutions on behalf of their clients must be in federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Institutional Class are normally made through a customer's institution.

    You may request a redemption by calling the transfer agent at (800) 659-1005, or by using AIM LINK--Registered Trademark--. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

    Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day.

    Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND

If your account falls below $25 million for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the fund has the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $25 million.

    If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

                             ---------------------
                             CASH ASSETS PORTFOLIO
                             ---------------------

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.

TAXES

Dividends and distributions received by shareholders are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 0843
                       Houston, TX 77001-0841

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   CASH ASSETS PORTFOLIO, a series of
   Short-Term Investments Trust
   SEC 1940 Act file number: 811-2729

----------------------------------------

AIMinvestments.com     CAP-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                          SHORT-TERM INVESTMENTS TRUST

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                             ---------------------

     THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE INSTITUTIONAL
       CLASS OF THE CASH ASSETS PORTFOLIO OF SHORT-TERM INVESTMENTS TRUST
       THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND
             IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS,
                      WHICH MAY BE OBTAINED BY WRITING TO:

                         AIM INVESTMENT SERVICES, INC.
                                 P.O. BOX 0843
                           HOUSTON, TEXAS 77001-0843
                           OR CALLING (800) 659-1005

                             ---------------------


           STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 2, 2004


               RELATING TO THE PROSPECTUS DATED DECEMBER 2, 2004.

                          SHORT-TERM INVESTMENTS TRUST
                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
GENERAL INFORMATION ABOUT THE TRUST.........................    1
     Portfolio History......................................    1
     Shares of Beneficial Interest..........................    1
MANAGEMENT OF THE TRUST.....................................    3
     Board of Trustees......................................    3
     Management Information.................................    3
     Compensation...........................................    5
     Retirement Plan for Trustees...........................    5
     Deferred Compensation Agreements.......................    5
     Code of Ethics.........................................    5
     Proxy Voting Policies..................................    6
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........    6
INVESTMENT ADVISORY AND OTHER SERVICES......................    6
     Investment Advisor.....................................    6
     Market Support and Administrative Support Payments.....    7
     Administrator..........................................    7
     Expenses...............................................    8
     Transfer Agent.........................................    8
     Sub-Accounting.........................................    9
     Custodian..............................................    9
     Auditors...............................................    9
     Counsel to the Trust...................................    9
SHARE PURCHASES AND REDEMPTIONS.............................    9
     Purchases and Redemptions..............................    9
     Authorized Agents......................................   10
     Offering Price.........................................   10
     Redemptions by the Trust...............................   10
     Net Asset Value Determination..........................   10
     The Distribution Agreement.............................   11
     Banking Regulations....................................   11
     Redemptions in Kind....................................   12
CALCULATION OF PERFORMANCE DATA.............................   12
INVESTMENT PROGRAM AND RESTRICTIONS.........................   13
     Investment Program.....................................   13
     Descriptions of Money Market Obligations...............   15
     Eligible Securities....................................   17
     Investment Restrictions................................   17
     Temporary Defensive Position...........................   18

                                                              PAGE
                                                              ----
PORTFOLIO TRANSACTIONS AND BROKERAGE........................   18
     General Brokerage Policy...............................   18
     Allocation of Portfolio Transactions...................   19
     Brokerage Selection....................................   19
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS....................   20
     Dividends and Distributions............................   20
     Tax Matters............................................   21
     Qualification as a Regulated Investment Company........   21
     Determination of Taxable Income of a Regulated
      Investment Company....................................   22
     Excise Tax on Regulated Investment Companies...........   22
     Portfolio Distributions................................   22
     Backup Withholding.....................................   23
     Sale or Redemption of Shares...........................   23
     Foreign Shareholders...................................   23
     Effect of Future Legislation; Local Tax
      Considerations........................................   24
REGULATORY INQUIRIES AND PENDING LITIGATION.................   24
RATINGS OF DEBT SECURITIES..................................  A-1
TRUSTEES AND OFFICERS.......................................  B-1
TRUSTEE COMPENSATION TABLE..................................  C-1
PROXY VOTING POLICIES.......................................  D-1
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........  E-1
REGULATORY INQUIRIES AND PENDING LITIGATION.................  F-1

                      GENERAL INFORMATION ABOUT THE TRUST

PORTFOLIO HISTORY


     Short-Term Investments Trust (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of six separate portfolios: Cash Assets Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio (each a "portfolio" and collectively, the "portfolios"). This Statement of Additional Information relates only to the Cash Assets Portfolio (the "Portfolio"). Under the Amended and Restated Agreement and Declaration of Trust (the "Trust Agreement"), dated May 15, 2002, as amended, the Board of Trustees (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.


     The Trust was originally organized on January 24, 1977 as a Maryland corporation and had no operations prior to November 10, 1980. The Trust reorganized as a Commonwealth of Massachusetts business trust on December 31, 1986. The Trust was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993. On November 24, 2003, the Portfolio succeeded to the assets and assumed the liabilities of Cash Assets Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Maryland corporation ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to November 24, 2003 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof).

SHARES OF BENEFICIAL INTEREST

     Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.


     The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate portfolio. These assets constitute the underlying assets of each portfolio, are segregated on the portfolio's books of account, and are charged with the expenses of such portfolio and its respective classes. Each portfolio allocates any general expenses of the Trust not readily identifiable as belonging to a particular portfolio by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.


     Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share and is entitled to such dividends and distributions out of the income belonging to such portfolio as are declared by the Board. Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio each offers seven separate classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class. Cash Assets Portfolio offers one class of shares, Institutional Class. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable portfolio allocable to such class available for distribution after satisfaction of outstanding liabilities of the portfolio allocable to such class.

     All classes of shares of each portfolio have identical voting, dividend, liquidation and other rights on the same terms and conditions except that each class of shares has different shareholder qualifications, bears differing class-specific expenses, and has exclusive voting rights on matters pertaining to that class' distribution plan, if any.


     Except as specifically noted above, shareholders of each portfolio are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a portfolio. However, on matters affecting an individual portfolio or class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but that requires a separate vote of another portfolio or class. An example of a matter that would be voted on separately by shareholders of each portfolio is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each portfolio are fully paid and nonassessable, have no preemptive, conversion or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect directors, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

     Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a portfolio for all losses and expenses of any shareholder of such portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a portfolio is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

     The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

     SHARE CERTIFICATES. Shareholders of the portfolios do not have the right to demand or require the Trust to issue share certificates, although the Trust in its sole discretion may issue them.

                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES


     The overall management of the business and affairs of the Portfolio and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of the Portfolio, and persons or companies furnishing services to the Portfolio. The day-to-day operations of the Portfolio are delegated to the officers of the Trust and to AIM, subject always to the objective, restrictions and policies of the Portfolio and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.


MANAGEMENT INFORMATION


     The trustees and officers of the Trust and their principal occupations during at least the last five years and certain other information concerning them is set forth below in Appendix B.



     The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Committee Relating to Market Timing issues.



     The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward
K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by the Portfolio (including monitoring the independence, qualifications and performance of such auditors and resolution of disagreements between the Portfolio's management and the auditors regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other audit, review or attest services; (ii) overseeing the financial reporting process of the Portfolio; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy and integrity of the financial statements and asset valuation; (iv) assisting the Board's oversight of the Portfolio's compliance with legal and regulatory requirements that related to the Portfolio's accounting and financial reporting, internal control over financial reporting and independent audits; (v) to the extent required by
Section 10A of the Securities Exchange Act of 1934, pre-approving all permissible non-audit services provided to the Portfolio by its independent auditors; (vi) pre-approving, in accordance with Item 2.01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Portfolio's independent auditors to the Portfolio's investment advisor and certain other affiliated entities; and (vii) to the extent required by Regulation 14A, preparing an audit committee report for inclusion in the Portfolio's annual proxy statement. During the fiscal year ended August 31, 2004, the Audit Committee held eight meetings.



     The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Dunn. The Compliance Committee is responsible for: (i) recommending to the Board and the dis-interested trustees the appointment, compensation and removal of the Portfolio's Chief Compliance Officer; (ii) recommending to the dis-interested trustees the appointment, compensation and removal of the Portfolio's Senior Officer appointed pursuant to the terms of an Assurance of Discontinuance from the New York Attorney General that is applicable to AIM and/or INVESCO Funds Group, Inc. (the "Advisors") (the "Senior Officer"); (iii) recommending to the dis-interested trustees the appointment and removal of the Advisors' independent Compliance Consultant appointed pursuant to the terms of the Securities and Exchange Commission's Order Instituting Administrative Proceedings (the "SEC Order") applicable to the Advisors (the "Compliance Consultant"); (iv) receiving all reports from the Chief Compliance Officer, the Senior Officer and the Compliance Consultant that are delivered between meetings of the Board and that are otherwise not required to be provided to the full Board or to all of the dis-interested trustees; (v) overseeing all reports on compliance matters from the Chief Compliance Officer, the Senior Officer and the Compliance Consultant, and overseeing all reports from the third party retained by the Advisors to conduct the periodic compliance review required by the terms of the SEC Order that are required to be provided to the full Board; (vi) overseeing all of the compliance policies and procedures of the Portfolio and its service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (vii) risk management oversight with respect to the Portfolio and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC that are applicable to the Portfolio or its service providers; and (viii) overseeing potential conflicts of interest that are reported to the Committee by the Advisors, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended August 31, 2004, the Compliance Committee did not meet.



     The members of the Governance Committee are Messrs. Bayley, Crockett, Dowden (Chair), and Jack M. Fields (Vice Chair), Gerald J. Lewis and Louis S. Sklar. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Trust for election or appointment: (a) as additions to the Board,
(b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Trust at meetings called for the election of trustees; (ii) nominating persons for appointment as members of each committee of the Board, including, without limitation, the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for appointment as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the trustees and making recommendations to the Board regarding compensation;
(iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee and the Compliance Committee of the Trust.



     The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended August 31, 2004, the Governance Committee held seven meetings.



     Notice procedures set forth in the Trust's bylaws require that any shareholder of a Portfolio desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90(th) day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120(th) day prior to the shareholder meeting.



     The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Dunn, Fields, Lewis, Pennock, Sklar and Soll, and Carl Frischling, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration. During the fiscal year ended August 31, 2004, the Investments Committee held five meetings.



     The members of the Valuation Committee are Messrs. Dunn, Pennock (Chair) and Soll, and Miss Quigley (Vice Chair). The Valuation Committee is responsible for addressing issues requiring action by the Board in the valuation of the Portfolio's portfolio securities that arise during periods between meetings of the Board. During periods between meetings of the Board, the Valuation
Committee: (i) receives the reports of AIM's internal valuation committee requesting pre-approval or approval of any changes to pricing vendors or pricing methodologies as required by AIM's Procedures for Valuing Securities (Pricing Procedures) (the "Procedures"), and approves changes to pricing vendors and pricing methodologies as provided in the Procedures; (ii) upon request of AIM, assists AIM's internal valuation committee in resolving particular fair valuation issues; and (iii) receives reports on non-standard price changes on private equities. During the fiscal year ended August 31, 2004, the Valuation Committee did not meet.



     The members of the Special Committee Relating to Market Timing issues are Messrs. Crockett, Dowden, Dunn, and Lewis (Chair). The purpose of the Special Committee Relating to Market Timing Issues is to remain informed on matters relating to alleged excessive short term trading in shares of the Portfolio ("market timing") and to provide guidance to special counsel for the independent trustees on market timing issues and related matters between meetings of the independent trustees. During the fiscal year ended August 31, 2004, the Special Committee Relating to Market Timing issues held seven meetings.



Factors Considered in Approving the Investment Advisory Agreement



     The advisory agreement with AIM (the "Advisory Agreement") was approved for the Portfolio by the Trust's Board at a meeting held on June 7-9, 2004. In evaluating the fairness and reasonableness of the Advisory Agreement, the Board considered a variety of factors for the Portfolio, including: the requirements of the Portfolio for investment supervisory and administrative services; the quality of AIM's services, including a review of the Portfolio's investment performance, if applicable, and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by the Portfolio as a percentage of its assets and in relationship to contractual limitations; any fee waivers (or payments of Portfolio expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to the Portfolio, including soft dollar arrangements, and the extent to which the Portfolio shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between the Portfolio and AIM.


     After consideration of these factors, the Board found that with respect to the Portfolio: (i) the services provided the Portfolio and its shareholders were adequate; (ii) the Advisory Agreement was fair and reasonable under the circumstances; and (iii) the fees payable under the Advisory Agreement would have been obtained through arm's length negotiations. The Board therefore concluded that the Portfolio's Advisory Agreement was in the best interests of the Portfolio and its shareholders and approved the Advisory Agreement.


COMPENSATION


     Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other funds advised by AIM (the "AIM Funds"). Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, which consists of an annual retainer component and a meeting fee component.



     Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2003 is found in Appendix C.


Retirement Plan For Trustees

     The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM -- affiliated trustees.

     The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.


     Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefit will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lessor of (i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.


Deferred Compensation Agreements


     Messrs. Dunn, Fields, Frischling, and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more of the AIM Funds selected by the Deferring Trustees. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded, and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.


CODES OF ETHICS

     AIM, the Trust and Fund Management Company ("FMC") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by the Portfolio, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.

PROXY VOTING POLICIES


     The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Portfolio to AIM, the Portfolio's investment advisor. AIM will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix D.



     Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of the Portfolio's proxy voting record.



     Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 months ended June 30, 2004 is available at our Web site, http://www.AIMinvestments.com. This information is also available at the SEC Web site, http://www.sec.gov.


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     Information about the ownership of each class of each portfolio's shares by beneficial or record owners of such portfolio and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a portfolio is presumed to "control" that portfolio.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR


     AIM, the Portfolio's investment advisor was organized in 1976 and, along with its subsidiaries, advises, manages or administers over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the trustees and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.



     The Trust with respect to the Portfolio has entered into a Master Investment Advisory Agreement (the "Advisory Agreement") with AIM. The Advisory Agreement will continue from year to year, provided that it is specifically approved at least annually by the Board and the affirmative vote of a majority of the trustees who are not parties to the Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Trust or AIM may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act.



     Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. Any investment program undertaken by AIM at all times will be subject to the policies and control of the Board. AIM shall not be liable to the Trust or its shareholders for any act or omission by AIM or for any loss sustained by the Trust or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.


     As compensation for its services with respect to the Portfolio, AIM receives a monthly fee from the Portfolio calculated at the annual rate of 0.15% of the average daily net assets of the Portfolio. AIM may, from time to time, waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Trust.


MARKETING SUPPORT AND ADMINISTRATIVE SUPPORT PAYMENTS



     AIM, FMC, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that sell shares of the Portfolio or provide promotional and/or sales support services and activities on behalf of AIM and FMC with respect to the Portfolio ("marketing support payments"). Financial intermediaries receiving marketing support payments may agree to provide a variety of services and activities that benefit AIM and its affiliates, such as including the Portfolio on a preferred or select sales list or in other sales programs, providing access to the financial intermediaries' registered representatives providing assistance in training and education of personnel, providing marketing support, and other specified services. To the extent that financial intermediaries who receive marketing support payments sell more shares of the Portfolio or cause their customers to retain their investment in the Portfolio, AIM benefits from advisory fees it is paid with respect to those assets. In addition, AIM, FMC, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that provide administrative services to their customers that AIM or its affiliates otherwise would typically provide ("administrative support payments"). These administrative support payments may be made for recordkeeping, sub-accounting, sub-transfer agency, shareholder processing and similar services. Marketing support payments and administrative support payments, which may be different for different financial intermediaries, may be based on such factors as the average daily net assets of the Portfolio attributable to a financial intermediary over a particular period or a fixed dollar amount. These payments are in addition to any Rule 12b-1 fees and other fees paid by the Portfolio. AIM, FMC, and their affiliates determine these payments in their discretion in response to requests from financial intermediaries, based on factors they deem relevant. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Portfolio to its customers. Please contact your financial advisor for details about any payments they or their firm may receive in connection with the sale of Portfolio shares or the provision of services to the Portfolio.


ADMINISTRATOR

     AIM also acts as the Portfolio's administrator pursuant to an Administrative Services Agreement between AIM and the Trust on behalf of the Portfolio (the "Administrative Services Agreement").

     The Administrative Services Agreement provides that AIM shall provide for certain services, which may include, but are not limited to: the services of a principal financial officer of the Trust and his or her staff, whose normal duties consist of maintaining the financial accounts and books and records of the Trust, reviewing and calculating the net asset value of the Portfolio and preparing the tax returns of the Trust on behalf of the Portfolio, supervising the operations of the custodian bank, transfer agent and dividend disbursing agent of the Portfolio, and such other administrative services as the Board may request. Under the Agreement, AIM arranges for the periodic updating of the Portfolio's prospectus, statement of additional information, and supplements thereto, proxy material, tax returns, reports to shareholders and reports and filings with the SEC. AIM also provides the Trust on behalf of the Portfolio with adequate office space and all necessary equipment and services, including telephone service, heat, utilities, stationery supplies, computer facilities, and similar items for the Trust's principal office.

     Under the terms of the Administrative Service Agreement, AIM will pay for, or arrange payment for, all of the Portfolio's ordinary and necessary business expenses ("Ordinary Business Expenses"). Such Ordinary Business Expenses include but are not limited to:

     - legal, accounting and auditing fees;

     - custodian, transfer and shareholder service agent costs;

     - expenses of issue, sale, redemption and repurchase of shares;

     - expenses of registering and qualifying shares for sale;

     - expenses relating to trustees and trustees meetings;

     - the cost of preparing and distributing reports and notices to shareholders;

     - the fees and other expenses incurred by the Trust on behalf of the Portfolio in connection with membership in investment company organizations; and

     - the cost of printing copies of prospectuses and statements of additional information distributed to the Portfolio's shareholders.

     Such ordinary and necessary expenses do not include:

     - management fees;

     - taxes;

     - interest;

     - brokerage fees;

     - shareholder meeting expenses; or

     - litigation, indemnification or other extraordinary expenses (including related legal and accounting fees).

     The Administrative Services Agreement provides that the Portfolio shall compensate AIM at an annual rate of 0.05% of the Portfolio's average daily net assets for the services performed, the facilities furnished and the Ordinary Business Expenses paid by or at the direction of AIM.

EXPENSES


     Expenses of the Trust include, but are not limited to, fees paid to AIM under the Advisory Agreement, the charges and expenses of any registrar, any custodian or depositary appointed by the Trust for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Trust; brokers' commissions chargeable to the Trust in connection with portfolio securities transactions to which the Trust is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Trust to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Trust; all costs and expenses in connection with the registration and maintenance of registration of the Trust and shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Trust and supplements thereto to the Trust's shareholders; all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of trustees and trustee members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Trust's shares; charges and expenses of legal counsel, including counsel to the trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust or AIM, and of independent accountants in connection with any matter relating to the Trust; membership dues of industry associations; interest payable on Trust borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Trust which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Trust) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Trust's shares. As discussed above, the Administrative Services Agreement provides that AIM will assume the Ordinary Business Expenses of the Portfolio.


     Expenses of the Trust which are not directly attributable to the operations of the portfolios of the Trust are prorated among all classes of the Trust. Expenses of the Trust except those listed below are prorated among all classes of such portfolios. Distribution and service fees, transfer agency fees and shareholder recordkeeping fees which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

TRANSFER AGENT


     AIM Investment Services, Inc. ("AIS") (formerly A I M Fund Services, Inc.), 11 Greenway Plaza, Suite 100, Houston, Texas 77001-0843, a registered transfer agent and wholly owned subsidiary of AIM, acts as a transfer and dividend disbursing agent for the Portfolio.

     The Transfer Agency and Service Agreement between the Trust and AIS provides that AIS will perform shareholder servicing for the Portfolio. The Transfer Agency and Service Agreement between the Trust and AIS provides that AIS will receive an asset based fee, plus certain out-of-pocket expenses. AIS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.


SUB-ACCOUNTING


     The Trust and FMC have arranged for AIS or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Trust or FMC for these sub-accounting services. In addition, shareholders utilizing AIM LINK(R) may receive sub-accounting services.


CUSTODIAN


     The Bank of New York ("BONY"), 2 Hanson Place, Brooklyn, New York 11217-1431, is custodian of all securities and cash of the Portfolio. BONY maintains the portfolio securities owned by the Portfolio, administers the purchases and sales of portfolio securities, collects interest and other distributions made on securities held by the Portfolio and performs other ministerial duties.


AUDITORS


     Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, the Portfolio's independent public accountants, are responsible for auditing the financial statements of the Portfolio. The Board has selected PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002 as the independent public accountants of the Portfolio for the fiscal year ending August 31, 2005.


COUNSEL TO THE TRUST


     Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.


                        SHARE PURCHASES AND REDEMPTIONS

PURCHASES AND REDEMPTIONS

     A complete description of the manner by which shares of a particular class may be purchased or redeemed appears in each Prospectus under the heading "Purchasing Shares" and "Redeeming Shares."


     Prior to the initial purchase of Portfolio shares, an investor must complete and send an Account Application to AIS at P.O. Box 0843, Houston, Texas 77001-0843. An Account Application may be obtained from the distributor. An investor may make changes to the information provided in the Account Application by submitting such changes in writing to the transfer agent or by completing and submitting to the transfer agent a new Account Application.



     Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AIS all required information and documentation with respect to the investor. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolio for any overdraft charges incurred.



     The Trust reserves the right to reject any purchase order and to withdraw all or any part of the offering made by a Prospectus. Any funds received with respect to an order which is not accepted by the Trust and any funds received for which an order has not been received will be promptly returned to an investor. Any request for correction to a transaction of Portfolio shares must be submitted in writing to AIS. AIS reserves the right to reject any such request. When a correction results in a dividend adjustment, the institution must agree in writing to reimburse the Portfolio for any loss resulting from the correction. Failure to deliver purchase proceeds on the requested settlement date may result in a claim against the institution for an amount equal to the overdraft charge incurred by the Portfolio. In the interest of economy and convenience, certificates representing shares of the class will not be issued except upon written request to the Trust. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.

     An investor may terminate his or her relationship with an institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Institutional Class directly, except through reinvestment of dividends and distributions.


     Payment for redeemed shares of the Portfolio is normally made by Federal Reserve wire to the commercial bank account designated in the shareholder's Account Application on the day specified below, but may be remitted by check upon request by a shareholder. A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Trust. The authorized signature on the notice must be guaranteed by a commercial bank or trust company (which may include the shareholder). Additional documentation may be required when deemed appropriate by the Portfolio or AIS.


     The Trust may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.


     A "Business Day" of the Trust is any day on which member banks of the Federal Reserve Bank of New York and BONY are open for business. The Portfolio also may close on days the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business -- any such day shall not be considered a business day. If AIS receives a redemption request on a Business Day prior to 5:00 p.m. Eastern time, the redemption will be effected at the net asset value of the Portfolio determined as of 5:00 p.m. Eastern time, and the Trust will normally wire redemption proceeds on that day. A redemption request received by AIS after 5:00 p.m. Eastern time will be effected at the net asset value of the Portfolio determined as of 5:00 p.m. Eastern time on the next Business Day and proceeds will normally be wired on the next Business Day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. The Trust, however, reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.



     Any request for correction to a redemption transaction of Portfolio shares must be submitted in writing to AIS.



AUTHORIZED AGENTS



     AIS and FMC may authorize agents to accept purchase and redemption orders that are in good form on behalf of the AIM Funds. In certain cases, these authorized agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Portfolio's behalf. The Portfolio will be deemed to have received the purchase or redemption order when the Portfolio's authorized agent or its designee accepts the order. The order will be priced at the net asset value next determined after the order is accepted by the Portfolio's authorized agent or its designee.


OFFERING PRICE

     The offering price per share of the Portfolio is $1.00. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

REDEMPTIONS BY THE TRUST

     If the Trust determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the Trust may, at its discretion, redeem the account and distribute the proceeds to you.

NET ASSET VALUE DETERMINATION

     The net asset value per share of the Portfolio is determined as of 5:00 p.m. Eastern time on each Business Day of the Company. Shares of the Institutional Class of the Portfolio are sold at net asset value of such shares. Shareholders may at any time redeem all or a portion of their shares at net asset value. The investor's price for purchases and redemptions will be the net asset value next determined following the receipt of an order to purchase or a request to redeem shares.

     For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the Portfolio, if any; (c) deducting the liabilities of the Portfolio; (d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the

Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include Portfolio securities valued at amortized cost as well as income accrued but not yet received.

     The debt instruments held in the Portfolio are valued on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the entire Portfolio. During periods of declining interest rates, use by the Portfolio of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.


     The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, including Rule 2a-7 under the 1940 Act, which requires the Portfolio to adhere to certain conditions. These rules require that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less and invest only in securities determined by the Board to be "Eligible Securities" and to present minimal credit risk to the Portfolio.



     The Board has established procedures designed to stabilize, to the extent reasonably practicable, the Portfolio's price per share at $1.00 as computed for the purpose of sales and redemptions. Such procedures include review of the Portfolio's holdings by the Board, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Portfolio's shares. In the event the Board determines that such a deviation exists, it will take such corrective action as it deems necessary and appropriate, including the sales of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; the redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.


THE DISTRIBUTION AGREEMENT


     The Trust has entered into a master distribution agreement relating to the Portfolio (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Institutional Class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P.O. Box 4497, Houston, Texas 77210-4497. Certain trustees and officers of the Trust are affiliated with FMC. See "Management of the Trust."


     The Distribution Agreement provides FMC with the exclusive right to distribute the shares of the Institutional Class of the Portfolio on a continuous basis either directly or through other broker-dealers with whom FMC has entered into selected dealer agreements. FMC has not undertaken to sell any specified number of shares of the Portfolio. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Portfolio and the costs of preparing and distributing any other supplemental sales literature.

     The Trust or FMC may terminate the Distribution Agreement on 60 days' written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.

BANKING REGULATIONS

     On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. Generally, this Act removed the regulatory barriers previously established between banks and bank holding companies, and insurance companies and broker-dealers. Various provisions of this Act became effective immediately, while others were phased in after enactment.

     Among the various regulatory changes imposed by the Gramm-Leach-Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. The revised definition of "broker" removes an exclusion from broker registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, a bank may offer participation in "sweep programs" without registering as a broker under the new regulations. As of the date of this Statement of Additional Information, the SEC is not requiring compliance with the provisions of the Gramm-Leach-Bliley Act related to the definition of broker. Once the SEC begins to enforce these provisions of the Act (and any rules or regulations related thereto), banks may be required to reassess their activities to determine whether registration as a broker is appropriate.

REDEMPTIONS IN KIND

     The Portfolio will not redeem shares representing an interest in the Portfolio in kind (i.e., by distributing its portfolio securities).

                        CALCULATION OF PERFORMANCE DATA

     Although performance data may be useful to prospective investors when comparing the Portfolio's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by the Portfolio.

  Yield Quotations

     Yield is a function of the type and quality of the Portfolio's investments, the maturity of the securities held in the Portfolio and the operating expense ratio of the Portfolio. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

     Income calculated for purposes of calculating the Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Portfolio may differ from the rate of distributions from the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

     The standard formula for calculating annualized yield for the Portfolio is as follows:

        Y  =   (V(1) - V(0))       X           365
                 ---------                     ----
                    V(0)                        7

Where  Y    =    annualized yield.
       V(0) =    the value of a hypothetical pre-existing account in the
                 Portfolio having a balance of one share at the beginning of a stated seven-day period.
       V(1) =    the value of such an account at the end of the stated
                 period.

     The standard formula for calculating effective annualized yield for the Portfolio is as follows:

       EY   =    (Y + 1)(365/7) -1
Where  EY   =    effective annualized yield.
       Y    =    annualized yield, as determined above.

  Performance Information

     From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursement of expenses set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Trust. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Portfolio's yield and total return.

     The performance of the Portfolio will vary from time to time and past results are not necessarily indicative of future results.

     Yield figures for the Portfolio is neither fixed nor guaranteed. The Portfolio may provide performance information in reports, sales literature and advertisements. The Portfolio may also, from time to time, quote information about the Portfolio published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Portfolio. The following is a list of such publications or media entities:

           ABA Banking Journal                       Institutional Investor
             American Banker                         Pensions & Investments
               CFO Magazine                        Treasury & Risk Management

     The Portfolio may also compare its performance to performance data of similar mutual funds as published by the following services:

            Bank Rate Monitor                         Money Fund Averages
                Bloomberg                              Mutual Fund Values
                Donoghue's                           (Morningstar) Stanger
               Lipper, Inc.                                 TeleRate
             iMoney Net, Inc.                             Weisenberger

     The Portfolio's performance may also be compared in advertising to the performance of comparative benchmarks such as the following: Consumer Price Index, Lehman Municipal Bond Fund Index and Standard & Poor's 500 Stock Index.

     The Portfolio may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

     Overnight -- 30 day Treasury Repurchase Agreements
     90 day Treasury Bills
     90 -- 180 day Commercial Paper

     Advertising for the Portfolio may from time to time include discussions of general economic conditions and interest rates. Advertising for the Portfolio may also include references to the use of the Portfolio as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Portfolio may disclose: (i) the largest holdings in the Portfolio's portfolio; (ii) certain selling group members; and/or (iii) certain institutional shareholders.

     From time to time, the Portfolio's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) style of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                      INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM

     Information concerning the Portfolio's investment objective is set forth in the Prospectus under the heading, "Investment Objective and Strategies." The principal features of the Portfolio's investment program and the primary risks associated with that investment program are also discussed in each Prospectus. There can be no assurance that the Portfolio will achieve its objective. The values of the securities in which the Portfolio invests fluctuate based upon interest rates, the financial stability of the issuer and market factors.


     Set forth in this section is a description of the Portfolio's investment policies, strategies and practices. The investment objective of the Portfolio is non-fundamental and may be changed by the Board without shareholder approval. The Portfolio's investment policies, strategies and practices are also non-fundamental. The Board reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. However, shareholders will be notified before any material change in the investment policies becomes effective. The Portfolio has adopted certain investment restrictions, some of which are fundamental and cannot be changed without shareholder approval. See "Investment Program and Restrictions -- Investment Restrictions" in this Statement of Additional Information.


     Any percentage limitations with respect to assets of a Portfolio will be applied at the time of purchase. A later change in percentage resulting from changes in asset values will not be considered a violation of the percentage limitations. The percentage limitations applicable to borrowings and reverse repurchase agreements will be applied in accordance with applicable provisions of the 1940 Act and the rules and regulations promulgated thereunder which specifically limit the Portfolio's borrowing abilities.

     The Portfolio may invest in a broad range of U.S. Government and foreign government obligations, municipal securities, and bank and commercial instruments that may be available in the money markets. Such obligations include U.S. Treasury obligations and repurchase agreements. The Portfolio may invest in bankers' acceptances, CDs, time deposits and commercial paper, and U.S. Government direct obligations and U.S. Government agencies securities. Certain U.S. Government obligations with floating or variable interest rates may have longer maturities. Commercial obligations may include both domestic and foreign issuers that are U.S. dollar-denominated. Bankers' acceptances, CDs and time deposits may be purchased from U.S. or foreign banks. These instruments, which are collectively referred to as "Money Market Obligations," are briefly described below.


     The Portfolio will limit investments in Money Market Obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two nationally recognized statistical rating organizations ("NRSROs"), or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.


     Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

     The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

     In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date thereafter. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields (in such cases, these securities are considered "delayed delivery" securities when traded in the secondary market or "when-issued" securities if they are an initial issuance of securities). Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery or when-issued securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, liquid assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery or when-issued securities will be set aside in a segregated account (the total amount of liquid assets in the segregated account may not exceed 25% of the Portfolio's total assets). The delayed delivery securities, which will not begin to accrue interest until the settlement date, and the when- issued securities will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery or when-issued securities will be recorded as a liability of the Portfolio until settlement. AIM may also transact sales of securities on a "forward commitment" basis. In such a transaction, AIM agrees to sell portfolio securities at a future date at specified prices and yields. Securities subject to sale on a forward commitment basis will continue to accrue interest until sold and will be subject to the risks of market value fluctuations. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery and when-issued securities or its obligation to sell securities on a forward-commitment basis will not be divested prior to the settlement date.

     The Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated securities of foreign issues. The Portfolio may invest up to 100% of its total assets in obligations issued by banks. While the Portfolio will limit its investments in foreign securities to U.S. dollar-denominated obligations, it may invest in foreign obligations, Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks, including time deposits.

     The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks. Accordingly, an investment in the Portfolio may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, the possible imposition of foreign country withholding taxes on interest income payable on Eurodollar CDs or Eurodollar time deposits, and the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on Eurodollar CDs and Eurodollar time deposits.

     INTERFUND LOANS. The Portfolio may lend uninvested cash up to 15% of its net assets to other AIM Funds and it may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, the Portfolio cannot make any additional investments. If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, it will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions.

     BORROWING. The Portfolio may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling portfolio securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Portfolio's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

DESCRIPTION OF MONEY MARKET OBLIGATIONS

     The following list does not purport to be an exhaustive list of all Money Market Obligations, and the Portfolio reserves the right to invest in Money Market Obligations other than those listed below:

     U.S. GOVERNMENT DIRECT OBLIGATIONS -- These are bills, notes, and bonds issued by the U.S. Treasury.

     U.S. GOVERNMENT AGENCIES SECURITIES -- Certain federal agencies (such as the Federal National Mortgage Association, the Small Business Administration and the Resolution Trust Corporation) have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are (a) backed by the full faith and credit of the United States, (b) guaranteed by the U.S. Treasury, or (c) supported by the issuing agencies' right to borrow from the U.S. Treasury.

     FOREIGN GOVERNMENT OBLIGATIONS -- These are U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by AIM to be of comparable quality to the other obligations in which the Portfolio may invest. These obligations are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. Such securities also include debt obligations of supranational entities. Such debt obligations are ordinarily backed by the full faith and credit of the entities that issue them. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples of supranational entities include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Portfolio's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

     BANKERS' ACCEPTANCES -- A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. These instruments generally mature in six months or less.

     CERTIFICATES OF DEPOSIT -- A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity.

     TIME DEPOSITS -- A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

     EURODOLLAR OBLIGATIONS -- A Eurodollar obligation is a U.S.
dollar-denominated obligation issued by a foreign branch of a domestic bank.

     YANKEE DOLLAR OBLIGATIONS -- A Yankee dollar obligation is a U.S. dollar-denominated obligation issued by a domestic branch of a foreign bank.

     SHORT AND MEDIUM TERM NOTES -- Short and medium term notes are obligations that have fixed or floating coupons and fixed maturities that can be targeted to meet investor requirements. They are issued in the capital markets either publicly under a shelf registration pursuant to Rule 415 promulgated by the SEC, or privately without such a registration.

     MASTER NOTES -- Master notes are demand notes that permit investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may (a) fluctuate based upon changes in specified interest rates, (b) be reset periodically according to a prescribed formula or
(c) be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note on relatively short notice.

     PARTICIPATION INTERESTS -- The Portfolio may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company (the "Borrower"). Instead, the Portfolio will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Portfolio's rights against the Borrower and for the receipt and processing of payments due to the Portfolio under the loans. The Portfolio is thus subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Portfolio considers participation interests to be illiquid and therefore subject to the Portfolio's percentage limitation for investments in illiquid securities.

     REPURCHASE AGREEMENTS -- Repurchase agreements are agreements under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. The Portfolio may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis. Repurchase transactions are limited to a term of 365 days or less.

     If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. Repurchase agreements are considered loans by the Portfolio under the 1940 Act.

     REVERSE REPURCHASE AGREEMENTS -- Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will enter into reverse repurchase agreements solely for temporary or defensive purposes to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests should they occur. Reverse repurchase transactions are limited to a term not to exceed 92 days. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. The Portfolio may enter into reverse repurchase agreements in amounts not exceeding 10% of the value of its total assets. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

     OTHER INVESTMENT COMPANIES -- With respect to the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Portfolio.

     The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) the Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies.

ELIGIBLE SECURITIES

     The Portfolio will invest in "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, which the Company's Board of Trustees has determined to present minimal credit risk. Descriptions of debt securities votings are found in Appendix A.

INVESTMENT RESTRICTIONS

Fundamental Restrictions

     The Portfolio is subject to the following investment restrictions, which may be changed only by a vote of the lesser of (i) 67% or more of the Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Portfolio.

          (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (3) The Portfolio may not underwrite the securities of other issuers. The restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the Securities Act of 1933.

          (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

          (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

          (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

          (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

          (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.


     The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which AIM must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.


Non-Fundamental Restrictions

     The following non-fundamental investment restrictions apply to the Portfolio. They may be changed without approval of the Portfolio's voting securities.

          (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of the issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

          (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets or when any borrowings from an AIM Advised Fund are outstanding.

          (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

          (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to another AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

          (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

          (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Portfolio currently may not invest in any security (including futures contracts or options thereon) that are secured by physical commodities.

TEMPORARY DEFENSIVE POSITION


     In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

     AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate or spread (as applicable). While AIM seeks reasonable competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Brokerage Selection" below.

     Some of the securities in which the Portfolio invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated commissions.

     The Portfolio does not seek to profit from short-term trading and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.


     The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund or account (including affiliated money market funds) provided the Portfolio follows procedures adopted by the Board of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.


ALLOCATION OF PORTFOLIO TRANSACTIONS

     AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

     Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

BROKERAGE SELECTION

     Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Portfolio may pay a broker higher commissions than those available from another broker.

     Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates) and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.


     The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to provide a more in-depth analysis of a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.



     In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.



     AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. Portfolio transactions also may be effected through broker-dealers that recommend the Portfolio to their clients, or that act as agent in the purchase of the Portfolio's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.



     Under the 1940 Act, certain persons affiliated with the Trust are prohibited from dealing with the Portfolio as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Portfolio from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Trust are members except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase money market obligations being publicly underwritten by such a syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Trust may, from time to time, serve as placement agent or financial advisor to an issuer of money market obligations and be paid a fee by such issuer. The Portfolio may purchase such money market obligations directly from the issuer, provided that the purchase is made in accordance with procedures adopted by the Board and any such purchases are reviewed at least quarterly by the Board and a determination is made that all such purchases were effected in compliance with such procedures, including a determination that the placement fee or other remuneration paid by the issuer to the person affiliated with the Trust was fair and reasonable in relation to the fees charged by others performing similar services.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


     Dividends with respect to the Institutional Class of the Portfolio are declared to shareholders of record immediately after 5:00 p.m. Eastern time on the date of declaration. Accordingly, dividends accrue on the first day that a purchase order for shares of the Institutional Class is effective, provided that the purchase order has been accepted prior to 5:00 p.m. Eastern time and payment in the form of federal funds wired has been received by AIS. Dividends do not accrue on the day that a redemption order is effective, unless the redemption is effective after 5:00 p.m. Eastern time on that day and redemption proceeds have not been wired to the shareholder on the same day. Thus, if a purchase order is accepted prior to 5:00 p.m. Eastern time, the shareholder will receive its pro rata share of dividends beginning with those declared on that day.



     Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value thereof. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to AIS at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.



     All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption. If no request is made, dividends will be paid on the next dividend date. Information concerning the amount of the dividends declared on any particular day will normally be available by 6:00 p.m. Eastern time on that day.


     The dividends accrued and paid for the Institutional Class of shares of the Portfolio will consist of: (a) income accrued and original issue discount earned less amortization of premiums, if any, for the portfolio to which the Institutional Class relates, allocated based upon the Institutional Class' pro rata share of the total shares outstanding which relate to such portfolio, less
(b) Portfolio expenses accrued for the applicable dividend period attributable to such portfolio, such as custodian fees and accounting expenses, allocated based upon the Institutional Class' pro rata share of the net assets of such portfolio, less (c) expenses directly attributable to the Institutional Class which are accrued for the applicable dividend period, such as distribution expenses, if any.


     Should the Trust incur or anticipate any unusual expense, loss or depreciation which would adversely affect the net asset value per share of the Portfolio or the net income per share of the Institutional Class of the Portfolio for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio were reduced, or were anticipated to be reduced, below $1.00, the Board might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or in its receiving upon redemption a price per share lower than that which it paid.


TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY


     The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(2) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain for the taxable year and can therefore satisfy the Distribution Requirement.



     In addition to satisfying the Distribution Requirement, a regulated investment company (1) must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and (for Portfolio taxable years beginning after October 22, 2004) net income derived from certain publicly traded partnerships (the "Income Requirement") and (2) must satisfy an asset diversification test in order to qualify for tax purposes as a regulated investment company (the "Asset Diversification Test"). Under the Asset Diversification Test, at the close of each quarter of a fund's taxable year, at least 50% of the value of a fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, securities of certain publicly traded partnerships (for Portfolio taxable years beginning after October 22, 2004), and securities of other issuers (as to which a fund has not invested more than 5% of the value of a fund's total assets in securities of such issuer and as to which a fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which a fund controls and which are engaged in the same or similar trades or businesses.



     If, for any taxable year, the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders and will be included in the qualified dividend income of noncorporate shareholders.


DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY

     In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made an election to accrue market discount into income. If the Portfolio purchases a debt obligation that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

     A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.


     The Portfolio generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate Portfolio investments to make sufficient distributions to avoid excise tax liability. In additional the Portfolio may elect to pay a minimal amount of excise tax.


PORTFOLIO DISTRIBUTIONS

     The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations or be included in the qualified dividend income of noncorporate shareholders.


     The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss), if any, for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for non-corporate shareholders), regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

     Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

     Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Institutional Class of the Portfolio. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

BACKUP WITHHOLDING

     The Portfolio may be required to withhold, 28% of distributions and/or redemption payments.

SALE OR REDEMPTION OF SHARES

     A shareholder will recognize gain or loss on the sale or redemption of shares of the Portfolio in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum tax rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long- term capital loss to the extent of the amount of capital gain dividends received on such shares, and any such loss will be disallowed to the extent of any dividends that were received within the six-month period. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

FOREIGN SHAREHOLDERS

     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign company or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.


     If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term and short-term capital gains and of certain types of interest income) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the sale of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed capital gain.



     As a consequence of the enactment of the American Jobs Creation Act of 2004, such a foreign shareholder will also generally be exempt from U.S. federal income tax on distributions that the Portfolio designates as "short-term capital gain dividends" or as "interest-related dividends" for Portfolio taxable years beginning after December 31, 2004 and before January 1, 2008. The aggregate amount that may be designated as short-term capital gain dividends for a Portfolio's taxable year is generally equal to the excess (if any) of the Portfolio's net short-term capital gain over its net long-term capital loss. The aggregate amount designated as interest-related dividends for any Portfolio taxable year is generally limited to the excess of the amount of "qualified interest income" of the Portfolio over allocable expenses. Qualified interest income is generally equal to the sum of a Portfolio's U.S.-source income that constitutes (1) bank deposit interest; (2) short-term original issue discount that is exempt from withholding tax; (3) interest on a debt obligation which is in registered form, unless it is earned on a debt obligation issued by a corporation or partnership in which the Portfolio holds a 10-percent ownership interest or its payment is contingent on certain events; and (4) interest-related dividends received from another regulated investment company.



     If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, short-term capital gain dividends, interest-related dividends and any gain realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.



     In the case of foreign non-corporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of their foreign status.


     Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service (IRS) for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.


     Transfers by gift of shares of the Portfolio by a foreign shareholder who is a non-resident alien individual will be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. Estates of decedents dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of a Portfolio's shares attributable to "qualifying assets" held by the Portfolio at the end of the quarter immediately preceding the decedent's death (or such other time as the Internal Revenue Service may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of a Portfolio's assets that constituted qualifying assets at the end of each quarter of its taxable year.



     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.


EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

     The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in the Trust.

                  REGULATORY INQUIRIES AND PENDING LITIGATION



     The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities or other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.



     As described in the prospectuses for the AIM Funds, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, and AIM Advisors, Inc. ("AIM"), the investment advisor to the AIM Funds, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.



     In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future. This statement of additional information will be supplemented periodically to disclose any such additional regulatory actions, civil lawsuits and/or regulatory inquiries.



Ongoing Regulatory Inquiries Concerning IFG and AIM



     IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG.



     AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenues sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds.



Private Civil Actions Alleging Market Timing



     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix F-1.



     All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix F-1. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. This lawsuit is identified in Appendix F-1.



Private Civil Actions Alleging Improper Use of Fair Value Pricing



     Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix F-2.



Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees



     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix F-3.



Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes



     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix F-4.



Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements



     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws;
(ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix F-5.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

     The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

     Moody's corporate ratings areas follows:

          AAA: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          AA: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

          A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          BAA: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          BA: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          CAA: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          CA: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

     Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

     PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

     Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

     Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

     Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

     Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

     AAA: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     AA: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     BAA: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     BA: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     CAA: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     CA: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

     In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

     In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

     The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

     MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

     Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

     MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

     MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

          STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

     Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

     S&P describes its ratings for corporate and municipal bonds as follows:

          AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

          AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

          A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

          BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          NR:  Not Rated.

                                S&P DUAL RATINGS

     S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     These categories are as follows:

          A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

          A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          B: Issues rated "B" are regarded as having only speculative capacity for timely payment.

          C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          D: Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

     An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

     Note rating symbols are as follows:

          SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

          SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          SP-3:  Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

     Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

     Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term "AAA" - "BBB" categories; Short-term
"F1" - "F3") indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term "BB" - "D"; Short-term "B" - "D") either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on "AAA" rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for "BBB" rated bonds was 0.35%, and for "B" rated bonds, 3.0%.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

     The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

     Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

     A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

     NR:  Indicates that Fitch does not rate the specific issue.

     WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

     RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

     BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

     B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

     CC:  Default of some kind appears probable.

     C:  Bonds are in imminent default in payment of interest or principal.

     DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                        FITCH SHORT-TERM CREDIT RATINGS

     The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

     F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

     F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

     B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B

                             TRUSTEES AND OFFICERS

                             As of August 31, 2004



     The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities; if any.



-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                          OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                      DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------
  INTERESTED PERSON
 ----------------------------------------------------------------------------------------------------------------
  ROBERT H. GRAHAM(1) -- 1946         1977        Director and Chairman, A I M Management       None
  Trustee and President                           Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman of AMVESCAP
                                                  PLC -- AIM DIVISION (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc., (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
 ----------------------------------------------------------------------------------------------------------------
  MARK H. WILLIAMSON(2) -- 1951       2003        Director, President and Chief Executive       None
  Trustee and Executive Vice                      Officer, A I M Management Group Inc.
  President                                       (financial services holding company);
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director, A I M Capital
                                                  Management, Inc. (registered investment
                                                  advisor) and A I M Distributors, Inc.
                                                  (registered broker dealer); Director and
                                                  Chairman, AIM Investment Services, Inc.
                                                  (registered transfer agent), Fund
                                                  Management Company (registered broker
                                                  dealer) and INVESCO Distributors, Inc.
                                                  (registered broker dealer); and Chief
                                                  Executive Officer, AMVESCAP PLC -- AIM
                                                  Division (parent of AIM and a global
                                                  investment management firm)
                                                  Formerly: Director, Chairman, President and
                                                  Chief Executive Officer, INVESCO Funds
                                                  Group, Inc.; President and Chief Executive
                                                  Officer, INVESCO Distributors, Inc.; Chief
                                                  Executive Officer, AMVESCAP PLC -- Managed
                                                  Products; Chairman and Chief Executive
                                                  Officer of NationsBanc Advisors, Inc.; and
                                                  Chairman of NationsBanc Investments, Inc.
 ----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------


---------------


(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.



(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                          OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                      DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------
  INDEPENDENT TRUSTEES
 ----------------------------------------------------------------------------------------------------------------
  BRUCE L. CROCKETT(3) -- 1944        1993        Chairman, Crockett Technology Associates      ACE Limited
  Trustee and Chair                               (technology consulting company)               (insurance
                                                                                                company); and
                                                                                                Captaris, Inc.
                                                                                                (unified
                                                                                                messaging
                                                                                                provider)
 ----------------------------------------------------------------------------------------------------------------
  BOB R. BAKER -- 1936                2003        Retired                                       None
  Trustee
                                                  Formerly: President and Chief Executive
                                                  Officer, AMC Cancer Research Center; and
                                                  Chairman and Chief Executive Officer, First
                                                  Columbia Financial Corporation
 ----------------------------------------------------------------------------------------------------------------
  FRANK S. BAYLEY -- 1939             2001        Retired                                       Badgley Funds,
  Trustee                                                                                       Inc. (registered
                                                  Formerly: Partner, law firm of Baker &        investment
                                                  McKenzie                                      company)
 ----------------------------------------------------------------------------------------------------------------
  JAMES T. BUNCH -- 1942              2003        Co-President and Founder, Green, Manning &    None
  Trustee                                         Bunch Ltd., (investment banking firm); and
                                                  Director, Policy Studies, Inc. and Van
                                                  Gilder Insurance Corporation
 ----------------------------------------------------------------------------------------------------------------
  ALBERT R. DOWDEN -- 1941            2000        Director of a number of public and private    Cortland Trust,
  Trustee                                         business corporations, including the Boss     Inc. (Chairman)
                                                  Group, Ltd. (private investment and           (registered
                                                  management) and Magellan Insurance Company    investment
                                                  Formerly: Director, President and Chief       company); Annuity
                                                  Executive Officer, Volvo Group North          and Life Re
                                                  America, Inc.; Senior Vice President, AB      (Holdings), Ltd.
                                                  Volvo and director of various affiliated      (insurance
                                                  Volvo Group companies                         company)
 ----------------------------------------------------------------------------------------------------------------
  EDWARD K. DUNN, JR. -- 1935         1998        Retired                                       None
  Trustee
                                                  Formerly: Chairman, Mercantile Mortgage
                                                  Corp.; President and Chief Operating
                                                  Officer, Mercantile-Safe Deposit & Trust
                                                  Co.; and President, Mercantile Bankshares
                                                  Corp.
 ----------------------------------------------------------------------------------------------------------------
  JACK M. FIELDS -- 1952              1997        Chief Executive Officer, Twenty First         Administaff; and
  Trustee                                         Century Group, Inc. (government affairs       Discovery Global
                                                  company) and Texana Timber LP (sustainable    Education Fund
                                                  forestry company)                             (non-profit)
 ----------------------------------------------------------------------------------------------------------------
  CARL FRISCHLING -- 1937             1980        Partner, law firm of Kramer Levin Naftalis    Cortland Trust,
  Trustee                                         and Frankel LLP                               Inc. (registered
                                                                                                investment
                                                                                                company)
 ----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------


---------------


(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                          OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                      DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------
  INDEPENDENT TRUSTEES
 ----------------------------------------------------------------------------------------------------------------
  GERALD J. LEWIS -- 1933             2003        Chairman, Lawsuit Resolution Services (San    General Chemical
  Trustee                                         Diego, California)                            Group, Inc.
                                                  Formerly: Associate Justice of the
                                                  California Court of Appeals
 ----------------------------------------------------------------------------------------------------------------
  PREMA MATHAI-DAVIS -- 1950          1998        Formerly: Chief Executive Officer, YWCA of    None
  Trustee                                         the USA
 ----------------------------------------------------------------------------------------------------------------
  LEWIS F. PENNOCK -- 1942            1981        Partner, law firm of Pennock & Cooper         None
  Trustee
 ----------------------------------------------------------------------------------------------------------------
  RUTH H. QUIGLEY -- 1935             2001        Retired                                       None
  Trustee
 ----------------------------------------------------------------------------------------------------------------
  LOUIS S. SKLAR -- 1939              1989        Executive Vice President, Development and     None
  Trustee                                         Operations, Hines Interests Limited
                                                  Partnership (real estate development
                                                  company)
 ----------------------------------------------------------------------------------------------------------------
  LARRY SOLL -- 1942                  2003        Retired                                       None
  Trustee
 ----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                          OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                      DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------
  OTHER OFFICERS
 ----------------------------------------------------------------------------------------------------------------
  LISA O. BRINKLEY(4) -- 1959         2004        Senior Vice President, A I M Management       N/A
  Senior Vice President and                       Group Inc. (financial services holding
  Chief Compliance Officer                        company); Senior Vice President and Chief
                                                  Compliance Officer of A I M Advisors, Inc.;
                                                  Vice President and Chief Compliance Officer
                                                  of A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; and Vice President of
                                                  AIM Investment Services, Inc. and Fund
                                                  Management Company
 ----------------------------------------------------------------------------------------------------------------
  KEVIN M. CAROME -- 1956             2003        Director, Senior Vice President, Secretary    N/A
  Senior Vice President, Chief                    and General Counsel, A I M Management Group
  Legal Officer and Secretary                     Inc. (financial services holding company)
                                                  and A I M Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.; Vice
                                                  President, A I M Capital Management, Inc.,
                                                  and AIM Investment Services, Inc.; and
                                                  Director, Vice President and General
                                                  Counsel, Fund Management Company; and
                                                  Senior Vice President, A I M Distributors,
                                                  Inc.
                                                  Formerly: Senior Vice President and General
                                                  Counsel, Liberty Financial Companies, Inc.;
                                                  Senior Vice President and General Counsel,
                                                  Liberty Funds Group, LLC; and Vice
                                                  President, A I M Distributors, Inc.
 ----------------------------------------------------------------------------------------------------------------
  STUART W. COCO -- 1955              2002        Managing Director and Director of Money       N/A
  Vice President                                  Market Research and Special Projects, A I M
                                                  Capital Management, Inc.; and Vice
                                                  President, A I M Advisors, Inc.
 ----------------------------------------------------------------------------------------------------------------
  SIDNEY M. DILGREN -- 1961           2004        Vice President and Fund Treasurer, A I M      N/A
  Vice President and Treasurer                    Advisors, Inc.
                                                  Formerly: Vice President, A I M
                                                  Distributors, Inc.; and Senior Vice
                                                  President, AIM Investment Services, Inc.
 ----------------------------------------------------------------------------------------------------------------
  KAREN DUNN KELLEY -- 1960           1989        Director of Cash Management, Managing         N/A
  Vice President                                  Director and Chief Cash Management Officer,
                                                  A I M Capital Management, Inc.; Director
                                                  and President, Fund Management Company; and
                                                  Vice President, A I M Advisors, Inc.
 ----------------------------------------------------------------------------------------------------------------
  EDGAR M. LARSEN(6) -- 1940          2002        Executive Vice President, A I M Management    N/A
  Vice President                                  Group Inc.; Senior Vice President, A I M
                                                  Advisors, Inc.; and Chairman, President,
                                                  Chief Executive Officer and Chief
                                                  Investment Officer, A I M Capital
                                                  Management, Inc.
                                                  Formerly: Director, A I M Management Group
                                                  Inc. and A I M Advisors, Inc.; and Director
                                                  and Chairman of A I M Capital Management,
                                                  Inc.
 ----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------



---------------



(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.

         TRUSTEE OWNERSHIP OF PORTFOLIO SHARES AS OF DECEMBER 31, 2003


     The dollar range of equity securities beneficially owned by each trustee
(i) in the Portfolio and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth below.


-------------------------------------------------------------------------------------------------------------------------------
                                                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                    SECURITIES IN ALL REGISTERED
                                                                                    INVESTMENT COMPANIES OVERSEEN
                                    DOLLAR RANGE OF EQUITY SECURITIES                       BY TRUSTEE IN
          NAME OF TRUSTEE                   IN THE PORTFOLIO               THE AIM FAMILY OF FUNDS--REGISTERED TRADEMARK--
-------------------------------------------------------------------------------------------------------------------------------
     Robert H. Graham
                                                   -0-                                  Over $100,000
-------------------------------------------------------------------------------------------------------------------------------
     Mark H. Williamson
                                                   -0-                                  Over $100,000
-------------------------------------------------------------------------------------------------------------------------------
     Bob R. Baker
                                                   -0-                                  Over $100,000
-------------------------------------------------------------------------------------------------------------------------------
     Frank S. Bayley
                                                   -0-                                 $50,001-$100,000
-------------------------------------------------------------------------------------------------------------------------------
     James T. Bunch
                                                   -0-                                  Over $100,000
-------------------------------------------------------------------------------------------------------------------------------
     Bruce L. Crockett
                                                   -0-                                 $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------------------
     Albert R. Dowden
                                                   -0-                                  Over $100,000
-------------------------------------------------------------------------------------------------------------------------------
     Edward K. Dunn, Jr.
                                                   -0-                                 Over $100,000(5)
-------------------------------------------------------------------------------------------------------------------------------
     Jack M. Fields
                                                   -0-                                 Over $100,000(5)
-------------------------------------------------------------------------------------------------------------------------------
     Carl Frischling
                                                   -0-                                 Over $100,000(5)
-------------------------------------------------------------------------------------------------------------------------------
     Gerald J. Lewis
                                                   -0-                                 $50,001-$100,000
-------------------------------------------------------------------------------------------------------------------------------
     Prema Mathai-Davis
                                                   -0-                                    $1-$10,000
-------------------------------------------------------------------------------------------------------------------------------
     Lewis F. Pennock
                                                   -0-                                 $50,001-$100,000
-------------------------------------------------------------------------------------------------------------------------------
     Ruth H. Quigley
                                                   -0-                                    $1-$10,000
-------------------------------------------------------------------------------------------------------------------------------
     Louis S. Sklar
                                                   -0-                                 Over $100,000(5)
-------------------------------------------------------------------------------------------------------------------------------
     Larry Soll
                                                   -0-                                  Over $100,000
-------------------------------------------------------------------------------------------------------------------------------


---------------


(5) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEE COMPENSATION TABLE


     Set forth below is information regarding compensation paid or accrued for each trustee of the Trust (including its predecessor fund) who was not affiliated with AIM during the year ended December 31, 2003:




                                                                             ESTIMATED        TOTAL
                                              RETIREMENT                      ANNUAL       COMPENSATION
                                              AGGREGATE      RETIREMENT    BENEFITS UPON       FROM
                                             COMPENSATION     BENEFITS      RETIREMENT      AIM FUNDS
                                               FROM THE      ACCRUED BY        FROM          PAID TO
                  TRUSTEE                      TRUST(1)     AIM FUNDS(2)   AIM FUNDS(3)    TRUSTEES(4)
  Bob R. Baker(5)                              $26,677        $ 32,635       $114,131        $154,554
  Frank S. Bayley                               30,864         131,228         90,000         159,000
  James T. Bunch(5)                             26,677          20,436         90,000         138,679
  Bruce L. Crockett                             30,864          46,000         90,000         160,000
  Albert R. Dowden                              30,694          57,716         90,000         159,000
  Edward K. Dunn, Jr.                           30,864          94,860         90,000         160,000
  Jack M. Fields                                30,864          28,036         90,000         159,000
  Carl Frischling(6)                            30,682          40,447         90,000         160,000
  Gerald J. Lewis(5)                            26,677          20,436         90,000         142,054
  Prema Mathai-Davis                            30,864          33,142         90,000         160,000
  Lewis F. Pennock                              30,864          49,610         90,000         160,000
  Ruth H. Quigley                               30,864         126,050         90,000         160,000
  Louis S. Sklar                                30,864          72,786         90,000         160,000
  Larry Soll(5)                                 26,677          48,830        108,090         140,429


---------------


(1) Amounts shown are based on the fiscal year ended August 31, 2004. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2004, including earnings, was $111,141.



(2) During the fiscal year ended August 31, 2004, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $296,664.



(3) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustees' retirement. These estimated benefits assume each trustee serves until his or her normal retirement date and has ten years of service.



(4) All trustees currently serve as trustees of 19 registered investment companies advised by AIM.



(5) Messrs. Baker, Bunch and Lewis and Dr. Soll were elected as trustees of the Trust on October 21, 2003.



(6) During the fiscal year ended August 31, 2004, the Trust paid $127,568 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner in such firm.

                                   APPENDIX D



                             PROXY VOTING POLICIES



PROXY POLICIES AND PROCEDURES


(AS AMENDED SEPTEMBER 16, 2004)



A.  Proxy Policies



    Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.



    I. Boards Of Directors



       A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.



       There are some actions by directors that should result in votes being withheld. These instances include directors who:



       - Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;



       - Attend less than 75 percent of the board and committee meetings without a valid excuse;



       - Implement or renew a dead-hand or modified dead-hand poison pill;



       - Sit on the boards of an excessive number of companies;



       - Enacted egregious corporate governance or other policies or failed to replace management as appropriate;



       - Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or



       - Ignore a shareholder proposal that is approved by a majority of the shares outstanding.



       Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:



       - Long-term financial performance of the target company relative to its industry;



       - Management's track record;



       - Portfolio manager's assessment;



       - Qualifications of director nominees (both slates);



       - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and



       - Background to the proxy contest.

    II.Independent Auditors



       A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:



       - It is not clear that the auditors will be able to fulfill their function;



       - There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or



       - The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.



    III.


       Compensation Programs



       Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.



       - We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.



       - We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.



       - We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.



       - We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.



       - We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.



    IV.Corporate Matters



       We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.



       - We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.



       - We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.



       - We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.



       - We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

    V. Shareholder Proposals



       Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.



       - We will generally abstain from shareholder social and environmental proposals.



       - We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.



       - We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.



       - We will generally vote for proposals to lower barriers to shareholder action.



       - We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).



    VI.Other



       - We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.



       - We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.



       - We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.



       AIM's proxy policies, and the procedures noted below, may be amended from time to time.



B.  Proxy Committee Procedures



    The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.



    The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.



    AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds' Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.



    In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of
    Trustees:



    1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.



    2. AIM will not publicly announce its voting intentions and the reasons therefore.

    3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.



    4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.



C.  Business/Disaster Recovery



    If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.



D.  Restrictions Affecting Voting



    If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.



E.  Conflicts of Interest



    The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.



    In the event that AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds' Board of Trustees in the next quarterly report.



    To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.



F.  Fund of Funds



    When an AIM Fund that invests in another AIM Fund(s) has the right to vote on the proxy of the underlying AIM Fund, AIM will seek guidance from the Board of Trustees of the investing AIM Fund on how to vote such proxy.

                                   APPENDIX E



              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES



     To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.



     A shareholder who owns beneficially 25% or more of the outstanding securities of a portfolio is presumed to "control" that portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.



     All information listed below is as of November 12, 2004.



CASH ASSETS PORTFOLIO*



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
A I M Management
  Inc. .................      NA            100%           NA           NA           NA           NA            NA
  11 Greenway Plaza,
  Suite 100
  Houston, TX 77046
  Attn: David Hessel
----------------------------------------------------------------------------------------------------------------------


---------------


* Cash Assets Portfolio had not commenced operations as of November 12, 2004.



GOVERNMENT & AGENCY PORTFOLIO



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1                   --          17.09%           --           --           --           --            --
  Attn: Brian Smith
  Money Market Portfolio
  Admin.
  11 Greenway Plaza,
  Ste. 100
  Houston, TX 77046
----------------------------------------------------------------------------------------------------------------------
AMEX Trust US Gov't
  Securities............       --           9.54%           --           --           --           --            --
  Attn: Randall Anderson
  990 AXP Financial
  Center
  Minneapolis, MN 55474
----------------------------------------------------------------------------------------------------------------------
AmSouth Capital
  Markets...............       --             --            --         6.47%          --           --            --
  315 Deaderick St., 4th
  Floor
  Nashville, TN 37237
----------------------------------------------------------------------------------------------------------------------
Bank of China, New York
  Branch................       --          13.07%           --           --           --           --            --
  Attn: Sylvia Lee
  410 Madison Ave.
  New York, NY 10017
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --        41.38%          --           --            --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10286
----------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --        13.57%          --           --            --
  Attn: Sheryl Covelli
  440 Mamaroneck
  5th Floor
  Harrison, NY 10528
----------------------------------------------------------------------------------------------------------------------
Bank of Springfield.....       --             --         30.67%          --           --           --            --
  Attn: Brenda Stroh
  3400 West Wabash
  Springfield, IL 62707
----------------------------------------------------------------------------------------------------------------------
Carey and Company.......       --             --            --           --           --        13.10%           --
  c/o Huntington Trust
  Co
  7 Easton Oval
  EA4E70
  Columbus, OH
  43219-6010
----------------------------------------------------------------------------------------------------------------------
Community Bank..........       --             --          5.24%          --        35.22%          --            --
  Attn: Lisa Sanders
  500 S. Morgan
  Granbury, TX 76048
----------------------------------------------------------------------------------------------------------------------
Community Bank, DeSoto
  County................       --             --            --           --         6.17%          --            --
  Attn: Gladys Ricks
  6910 Airways Blvd.
  P.O. Box 129
  Southhaven, MS 38671
----------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --             --            --           --           --         8.48%           --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
----------------------------------------------------------------------------------------------------------------------
Fund Services Advisors,
  Inc. .................     8.30%          8.33%           --           --           --           --            --
  Attn: Fund Manager
  777 S. Figueroa St.
  Suite 3200
  Los Angeles, CA 90017
----------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --             --         52.35%          --        20.24%          --            --
  Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
----------------------------------------------------------------------------------------------------------------------
Henderson Sub
  Accounts..............    11.70%            --            --           --           --           --            --
  240 Water Street
  Henderson, NV 89015
----------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A. .....       --             --            --           --           --        15.32%           --
  135 South LaSalle St.
  Chicago, IL 60603
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
M&T Securities Shell
  Account...............       --             --            --           --           --        10.19%           --
  Appletree Business
  Park
  2875 Union Rd., Suite
  30-33
  Cheektowaga, NY 14277
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................       --             --            --           --           --       11.61.%           --
  Attn: Bill Cairney
  1 Pierrepont Plaza,
  7th Fl.
  Brooklyn, NY 11201
----------------------------------------------------------------------------------------------------------------------
NatCity Investments,
  Inc. .................     6.00%            --            --         5.24%          --           --            --
  629 Euclid Ave.
  13th Floor, LOC 3131
  Cleveland, OH 44114
----------------------------------------------------------------------------------------------------------------------
Resource Bank & Trust...       --             --            --           --         6.42%          --            --
  Attn: David Lindsey
  P.O. Box 1209
  Slidell, LA 70459
----------------------------------------------------------------------------------------------------------------------
Simmons First National
  Bank..................    27.00%            --            --           --           --           --            --
  Attn: Neal Jenkins
  8315 Cantrell Road
  Suite 200
  Little Rock, AR 72227
----------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --             --            --           --           --        20.09%           --
  c/o Chase Enterprises
  280 Trumbell Street
  Hartford, CT 06103
----------------------------------------------------------------------------------------------------------------------
STAR Financial Bank,
  Anderson..............       --             --         11.66%          --        27.91%          --            --
  6230 Bluffton Rd.
  Ft. Wayne, IN 46809
----------------------------------------------------------------------------------------------------------------------
Texas Treasury
  Safekeeping Trust
  Co. ..................       --           8.06%           --           --           --           --            --
  Attn: Lalo
  Torres/Kelly Tomkinson
  208 E. 10th Street,
  Rm. 402
  Austin, TX 78701
----------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets,
  LLC -- Sub-Accounts...     9.18%            --            --                        --           --            --
  8739 Research Dr.
  Attn: Money Funds
  Charlotte, NC 28288
----------------------------------------------------------------------------------------------------------------------



GOVERNMENT TAXADVANTAGE PORTFOLIO



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Bank of America N.A. ...       --          12.98%           --           --           --           --            --
  M.C. TX1-945-08-18
  411 North Ackard
  Street
  Dallas, TX 75201-3307
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --        44.57%          --           --            --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10268
----------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma........       --             --         96.65%          --           --           --            --
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
----------------------------------------------------------------------------------------------------------------------
Bear Stearns Securities
  Corp. ................    56.46%            --            --           --           --           --            --
  Attn: Denise DiLorenzo
  1 Metrotech Center
  Brooklyn, NY 11021
----------------------------------------------------------------------------------------------------------------------
Fox and Co. ............    31.53%            --            --           --           --           --            --
  P.O. Box 976
  New York, NY 10268
----------------------------------------------------------------------------------------------------------------------
Frost National
  Bank -- TX............       --          25.20%           --        18.94%          --           --            --
  c/o Frost
  Muir & Co.
  P.O. Box 2479
  San Antonio, TX
  78298-2479
----------------------------------------------------------------------------------------------------------------------
Huntington Capital
  Corp. ................       --             --            --        19.85%          --           --            --
  41 S. High St. Ninth
  Floor
  Columbus, OH 43287
----------------------------------------------------------------------------------------------------------------------
Kanaly Trust Company....       --           6.64%           --           --           --           --            --
  4550 Post Oak Place
  Dr.,
  Ste. 139
  Attn: Operations
  Houston, TX 77027
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................       --             --            --           --           --        29.72%           --
  Attn: Bill Cairney
  1 Pierrepont Plaza,
  7th Floor
  Brooklyn, NY 11201
----------------------------------------------------------------------------------------------------------------------
NSCC Activity Account...    12.01%            --            --         8.09%          --           --            --
  11 Greenway Plaza
  17th Floor
  Houston, TX 77043
----------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --             --            --           --           --        68.26%           --
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
----------------------------------------------------------------------------------------------------------------------
Tice & Co. .............       --          17.92%           --           --           --           --            --
  Attn: Debbie Potempa
  PO Box 1377
  Buffalo, NY 14240
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC..........       --             --            --         5.95%          --           --            --
  Attn: Money Funds
  Capital Markets
  8739 Research Drive
  Charlotte, NC
  28262-0675
----------------------------------------------------------------------------------------------------------------------
William Blair & Company
  LLC...................       --           7.82%           --           --           --           --            --
  Attn: Meg Kelly
  222 W. Adams St.
  Chicago, IL 60606
----------------------------------------------------------------------------------------------------------------------
US Bank.................       --          19.03%           --           --           --           --            --
  Attn: ACM Dept
  PO Box 1787
  Milwaukee, WI 53201
----------------------------------------------------------------------------------------------------------------------



LIQUID ASSETS PORTFOLIO



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1............        --         8.79%             --           --           --           --           --
  ATTN: Brian Smith
  Money Market Portfolio
  Administration
  11 Greenway Plaza
  Suite 100 Houston, TX
  77046
----------------------------------------------------------------------------------------------------------------------
AIM Funds -- Sec Lending
  (MSDW)................        --         8.85%             --           --           --           --           --
  Attn: Michelle
  Gonzalez
  11 Greenway, Ste 100
  Houston, TX 77046
----------------------------------------------------------------------------------------------------------------------
Bank of New York........    24.78%            --             --       42.84%           --           --           --
  ATTN: Frank Notaro
  Stif/Master Note
  One Wall Street
  2nd Floor
  New York, NY 10286
----------------------------------------------------------------------------------------------------------------------
Bank of New York........        --            --             --       25.22%           --           --           --
  Attn: Sheryl Covelli
  440 Mamaroneck
  5th Floor
  Harrison, NY 10528
----------------------------------------------------------------------------------------------------------------------
Bank of Springfield
  AAA...................        --            --          5.22%           --           --           --           --
  Sweep Investment
  ATTN: Brenda Stroh
  3400 West Wabash
  Springfield, IL 62707
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
CENCO...................        --            --             --           --           --       15.50%           --
  ATTN: AMG 7th Floor
  P.O. Box 10566
  Birmingham, AL 35296
----------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........        --            --          5.47%           --       10.91%           --           --
  Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
----------------------------------------------------------------------------------------------------------------------
Harris Methodist (Texas
  Health Resources).....        --            --             --           --           --       22.86%           --
  ATTN: Sandy Reeves
  611 Ryan Plaza Dr
  6th Floor, Suite 630
  Arlington, TX 76011
----------------------------------------------------------------------------------------------------------------------
Mellon Bank, NA.........     5.74%            --             --           --           --           --           --
  ATTN: Pam Palmer
  P.O. Box 710
  Pittsburgh, PA
  15230-0710
----------------------------------------------------------------------------------------------------------------------
Mellon Global Cash
  Management Accounts...    13.79%            --             --           --           --           --           --
  Three Mellon Bank
  Center
  Room 2501
  Pittsburgh, PA
  15259-0001
----------------------------------------------------------------------------------------------------------------------
Microsoft Capital Group
  LP....................        --         6.97%             --           --           --           --           --
  6100 Neil Road
  Reno, NV 89511-1132
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................     7.57%        11.13%             --           --           --       20.93%           --
  ATTN: Bill Cairney
  1 Pierrepont Plaza
  7th Floor
  Brooklyn, NY 11201
----------------------------------------------------------------------------------------------------------------------
NSCC Activity Account...     7.42%            --         69.72%        9.11%           --        8.49%           --
  11 Greenway Plaza
  17th Floor
  Houston, TX 77043
----------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney
  49....................        --            --             --           --           --       13.60%           --
  Attn: Chad Evans
  660 Newport Center
  Drive
  Suite 1100
  Newport Beach, CA
  92660
----------------------------------------------------------------------------------------------------------------------
SSB Sec Lending for
  various AIM Funds.....        --         9.71%             --           --           --           --           --
  Attn: Franco Agapito
  2 International Place
  31st Floor
  Boston, MA 02110-4104
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Texas Capital Bank,
  N.A. .................        --            --         15.97%           --           --           --           --
  ATTN: Kitty Ramzy
  2100 McKinney Avenue
  Suite 900
  Dallas, TX 75201
----------------------------------------------------------------------------------------------------------------------
US Clearing/Fleet
  Securities............        --            --             --           --       86.96%           --           --
  ATTN: Jeffrey D'Auria
  26 Broadway
  New York, NY 10004
----------------------------------------------------------------------------------------------------------------------
William Blair & Company
  LLC...................     5.48%            --             --           --           --           --           --
  Attn: Meg Kelly
  222 West Adams St
  Chicago, IL 60606
----------------------------------------------------------------------------------------------------------------------
Wilmington Trust
  Company...............     7.80%            --             --           --           --           --           --
  1100 North Market
  Street
  Wilmington, DE
  19890-1100
----------------------------------------------------------------------------------------------------------------------



STIC PRIME PORTFOLIO



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1............       --          24.18%           --           --           --           --            --
  ATTN: Brian Smith
  Money Market Portfolio
  Administration
  11 Greenway Plaza
  Suite 100
  Houston, TX 77046
----------------------------------------------------------------------------------------------------------------------
AIM Funds -- Sec Lending
  (MSDW)................       --          24.36%           --           --           --           --            --
  ATTN: Michelle
  Gonzalez
  11 Greenway Plaza
  Suite 100
  Houston, TX 77046
----------------------------------------------------------------------------------------------------------------------
Bank of New York........    68.50%            --            --        48.02%          --           --            --
  ATTN: Frank Notaro
  Stif/Master Note
  One Wall Street
  2nd Floor
  New York, NY 10286
----------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --           --        89.77%          --            --
  ATTN: Sheryl Covelli
  440 Mamoroneck,
  5th Fl
  Harrison, NY 10528
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
BBH as Agent for various
  AIM Retail Funds......       --           6.06%           --           --           --           --            --
  Attn: Kristen Hays
  40 Water St.
  Boston, MA 02109
----------------------------------------------------------------------------------------------------------------------
Citicorp, N.A. .........       --           5.45%           --           --           --           --            --
  Attn: Olivia McIntyrel
  333 West 34th St
  3rd Floor
  New York, NY 10001
----------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --             --         69.55%        6.62%          --           --            --
  ATTN: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
----------------------------------------------------------------------------------------------------------------------
Frost National Bank
  Tx....................     6.52%            --            --        11.92%          --           --            --
  Muir & Co, C/O Frost
  P.O. Box 2479
  San Antonio, TX
  78298-2479
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Global
  Cash Services.........     9.23%            --            --           --           --           --            --
  Attn: Rene Godin
  4900 Sears Tower
  Chicago, IL 60606
----------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --             --         19.60%          --           --           --            --
  Buck Boyer
  8333 Douglas Ave
  Suite 820
  Dallas, TX 75225
----------------------------------------------------------------------------------------------------------------------
Haws & Company..........       --             --            --           --           --        13.94%           --
  Attn: Operations
  P.O. Box 5847
  Denver, CO 80217
----------------------------------------------------------------------------------------------------------------------
Huntington Capital
  Corp. ................       --             --            --        12.30%          --           --            --
  41 S. High Street
  Ninth Floor
  Columbus, OH 43287
----------------------------------------------------------------------------------------------------------------------
NSCC Activity Account...       --             --            --         5.24%          --           --            --
  11 Greenway Plaza
  17th Floor
  Houston, TX 77043
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets,
  LLC -- Sub-Accounts...       --             --            --           --           --         8.51%           --
  ATTN: Money Funds
  8739 Research Drive
  Charlotte, NC 28288
----------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC --.......       --             --            --           --           --        59.34%           --
  ATTN: Money Funds
  Capital Markets
  8739 Research Drive
  Charlotte, NC
  28262-0675
----------------------------------------------------------------------------------------------------------------------



TREASURY PORTFOLIO



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Bank of New York........    28.95%            --            --        37.89%          --           --            --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10286
----------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --           --        95.90%          --            --
  Attn: Sheryl Covelli
  440 Mamaroneck, 5th
  Floor
  Harrison, NY 10528
----------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma........    25.38%            --            --           --           --           --            --
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
----------------------------------------------------------------------------------------------------------------------
Bank United Securities
  Corp. ................       --             --          7.16%          --           --           --            --
  Attn: Richard Roddy
  3200 Southwest Frwy
  TMS OPS DROP 1742
  Houston, TX 77027
----------------------------------------------------------------------------------------------------------------------
CENCO...................       --             --          5.46%          --           --         9.92%           --
  Attn: AMG 7th Floor
  P.O. Box 10566
  Birmingham, AL 35296
----------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --             --         69.10%       15.00%          --           --            --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
----------------------------------------------------------------------------------------------------------------------
Frost National
  Bank -- TX............       --          19.80%           --           --           --           --            --
  c/o Frost
  Muir & Co.
  P.O. Box 2479
  San Antonio, TX
  78298-2479
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Global
  Cash Services.........     5.00%            --            --           --           --           --            --
  Attn: Rene Godin
  4900 Sears Tower
  Chicago, IL 60606
----------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --             --         11.63%          --           --           --            --
  Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
----------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A. .....       --             --            --           --           --        37.29%           --
  135 South LaSalle St.
  Chicago, IL 60690-1443
----------------------------------------------------------------------------------------------------------------------
NSCC Activity Account...       --             --            --           --           --        14.27%           --
  11 Greenway Plaza
  17th Floor
  Houston, TX 77043
----------------------------------------------------------------------------------------------------------------------
Southwest Guaranty Trust
  Co. Fiduciary
  Account...............       --          14.88%           --           --           --           --            --
  Attn: Kathy Lorie
  2121 Sage Road, Suite
  150
  Houston, TX 77056
----------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --             --            --           --           --         6.98%           --
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
----------------------------------------------------------------------------------------------------------------------
Southwest Bank of Texas,
  NA....................       --           8.53%           --           --           --           --            --
  Services
  4400 Post Oak Parkway
  5th Floor
  Houston, TX 77027
----------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........     6.65%            --            --           --           --           --            --
  Attn: Karen Howard
  Centre
  Square-Concourse
  Philadelphia, PA 19102
----------------------------------------------------------------------------------------------------------------------
Texas Commerce Bank
  National Association,
  as Custo..............       --           5.92%           --           --           --           --            --
  Attn: Bill Pennington
  1585 Broadway
  New York, NY 10036
----------------------------------------------------------------------------------------------------------------------
U.S. Trust..............       --           9.20%           --           --           --           --            --
  Attn: Jillian Eng
  499 Washington Blvd.
  Jersey City, NJ 07310
----------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets,
  LLC -- Sub-Accounts...       --             --            --           --           --        24.14%           --
  Attn: Money Funds
  8739 Research Dr.
  Charlotte, NC 28288
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Zions First National
  Bank (CO).............       --             --            --        26.14%          --           --            --
  Attn: Trust
  Dept. -- Liz King
  P.O. Box 30880
  Salt Lake City, UT
  84130
----------------------------------------------------------------------------------------------------------------------



MANAGEMENT OWNERSHIP



     As of November 12, 2004 the trustees and officers as a group owned less than 1% of the outstanding shares of each class of any portfolio.

                  REGULATORY INQUIRIES AND PENDING LITIGATION



                                  APPENDIX F-1



                   PENDING LITIGATION ALLEGING MARKET TIMING



     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and make allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG, concerning market timing activity in the AIM Funds. These lawsuits either have been served or have had service of process waived as of October 8, 2004.



     RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.



     MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.



     RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.



     L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of
     Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



     RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC.,

     AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



     JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



     EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY

     FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



     JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.



     STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY
     P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of:
     Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



     JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-

     FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



     MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.



     PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.



     LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



     ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD &

     PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



     JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



     EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.

     SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



     CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.



     HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



     CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



     Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar lawsuit continue to seek remand of their lawsuit to state court. Set forth below is detailed information about these three amended complaints.



     RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN), V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND
     R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP.,

     CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a)(2), and 15 of the Securities Act; Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.



     CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD
     J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
     R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under
     Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.



     MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.

                                  APPENDIX F-2



 PENDING LITIGATION ALLEGING EXCESSIVE INADEQUATELY EMPLOYED FAIR VALUE PRICING



     The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of October 8, 2004.



     T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.



     JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.



                                  APPENDIX F-3



    PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES



     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of October 8, 2004. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits (Ronald Kondracki v. AIM Advisors, Inc. and AIM Distributor, Inc.) has challenged this order.



     RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



     DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



     FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES
     J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

                                  APPENDIX F-4



       PENDING LITIGATION ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES


                        ON CLOSED FUNDS OR SHARE CLASSES



     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, ADI and/or certain of the trustees of the AIM Funds and allege that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits either have been served or have had service of process waived as of October 8, 2004.



     LAWRENCE ZUCKER, ON BEHALF OF AIM SMALL CAP GROWTH FUND AND AIM LIMITED MATURITY TREASURY FUND, V. A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5653), filed on December 10, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act") and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.



     STANLEY LIEBER, ON BEHALF OF INVESCO BALANCED FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO EUROPEAN FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO GROWTH & INCOME FUND, INVESCO GROWTH FUND, INVESCO HEALTH SCIENCE FUND, INVESCO HIGH YIELD FUND, INVECO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO LEISURE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO S&P 500 INDEX FUND, INVESCO SELECT INCOME FUND, INVESCO TAX FREE BOND FUND, INVESCO TECHNOLOGY FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO TOTAL RETURN FUND, INVESCO US GOVERNMENT SECURITIES FUND, INVESCO UTILITIES FUND, INVESCO VALUE EQUITY FUND, V. INVESCO FUNDS GROUP, INC. AND A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5744), filed on December 17, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.



     HERMAN C. RAGAN, DERIVATIVELY, AND ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AND A I M DISTRIBUTORS, INC., in the United States District Court for the Southern District of Georgia, Dublin Division (Civil Action No. CV304-031), filed on May 6, 2004. This claim alleges violations of: Section 10(b) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 10b-5 thereunder; Sections 17(a)(2) and 17(a)(3) of the Securities Act of 1933; and Section 36(b) of the Investment Company Act. This claim also alleges controlling person liability, within the meaning of Section 20 of the Exchange Act against ADI. The plaintiff in this case is seeking: damages and costs and expenses, including counsel fees.



                                  APPENDIX F-5



        PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES


                      AND DIRECTED-BROKERAGE ARRANGEMENTS



     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of October 8, 2004.



     JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM

     CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



     RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK
     H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD
     K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action

     No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



     KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES
     V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH
     H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



     JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY W. MEYER AND GEORGE ROBERT PERRY V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP

     GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



     ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A.. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees."

                                                   GOVERNMENT & AGENCY PORTFOLIO

                                                                     PROSPECTUS

                                                               DECEMBER 2, 2004


Cash Management Class

Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

-----------------------------------------------------------------------------

This prospectus contains important information about the Cash Management Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

Portfolio Holdings Information                       5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.


    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.


    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Cash Management Class shares from year to year. Cash Management Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              ------
1999...................................................................  5.05%
2000...................................................................  6.37%
2001...................................................................  4.01%
2002...................................................................  1.66%
2003...................................................................  1.02%




    Cash Management Class shares' year-to-date total return as of September 30, 2004 was 0.76%.



    During the periods shown in the bar chart, the highest quarterly return was 1.64% (quarter ended December 31, 2000) and its lowest quarterly return was 0.23% (quarters ended September 30, 2003 and December 31, 2003).


PERFORMANCE TABLE

The following performance table reflects the performance of Cash Management Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
(for the periods ended                                         SINCE         INCEPTION
December 31, 2003)                       1 YEAR    5 YEARS   INCEPTION          DATE
------------------------------------------------------------------------------------------
Cash Management Class                     1.02%     3.60%        3.70%         09/01/98
------------------------------------------------------------------------------------------




For the current seven-day yield, call (800) 659-1005.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          CASH MANAGEMENT CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                         CASH MANAGEMENT CLASS
-------------------------------------------------------------------------------
Management Fees                                                   0.10%

Distribution and/or Service (12b-1) Fees                          0.10

Other Expenses                                                    0.05

Total Annual Fund Operating Expenses(2)                           0.25
-------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has voluntarily agreed to waive 0.02% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has voluntarily agreed to waive fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
    (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Total Annual Fund Operating Expenses, net of these current agreements, are 0.20%.



If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and their associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses to each of the classes.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Cash Management Class                       $26       $80      $141       $318
--------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2004, the advisor received compensation of 0.07% of average daily net assets.



    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Cash Management Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Cash Management Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Cash Management Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Cash Management Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Cash Management Class; providing periodic statements showing a client's account balance in shares of the Cash Management Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


    The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Cash Management Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Cash Management Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.



    Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.


PORTFOLIO HOLDINGS INFORMATION



The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets for the fund are available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for fiscal years ended 2004, 2003, 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.



                                                                                  CASH MANAGEMENT CLASS
                                                              -------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                              -------------------------------------------------------------
                                                                 2004            2003        2002        2001        2000
                                                              ----------       --------    --------    --------    --------
Net asset value, beginning of period                          $     1.00       $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.01           0.01        0.02        0.05        0.06
---------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                          (0.01)         (0.01)      (0.02)      (0.05)      (0.06)
===========================================================================================================================
Net asset value, end of period                                $     1.00       $   1.00    $   1.00    $   1.00    $   1.00
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(a)                                                     0.95%          1.22%       2.01%       5.38%       5.95%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,005,027       $740,833    $553,821    $407,924    $223,495
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.20%(b)       0.20%       0.20%       0.17%       0.15%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.25%(b)       0.25%       0.25%       0.25%       0.27%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of net investment income to average net assets                0.95%(b)       1.20%       1.93%       5.06%       5.94%
___________________________________________________________________________________________________________________________
===========================================================================================================================


(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.

(b) Ratios are based on average daily net assets of $886,266,134.

                         -----------------------------

                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                 INITIAL      ADDITIONAL
                                            CLASS                                              INVESTMENTS*   INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Cash Management Class                                                                           $1 million    no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843,
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900337680
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                         -----------------------------

                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                       5:00 and 5:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 0843
                       Houston, TX 77001-0843

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Government & Agency Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-2729

----------------------------------------

AIMinvestments.com     GAP-PRO-3
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                   GOVERNMENT & AGENCY PORTFOLIO

                                                                     PROSPECTUS

                                                               DECEMBER 2, 2004


Institutional Class

Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

-----------------------------------------------------------------------------

This prospectus contains important information about the Institutional Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and

- is not guaranteed by a bank.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

Portfolio Holdings Information                       4

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.


    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.


    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Institutional Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................   5.14%
2000...................................................................   6.45%
2001...................................................................   4.09%
2002...................................................................   1.74%
2003...................................................................   1.10%




    Institutional Class shares' year-to-date total return as of September 30, 2004 was 0.82%.



    During the periods shown in the bar chart, the highest quarterly return was 1.66% (quarter ended December 31, 2000) and its lowest quarterly return was 0.25% (quarters ended September 30, 2003 and December 31, 2003).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------
(for the periods ended                               5        SINCE         INCEPTION
December 31, 2003)                        1 YEAR   YEARS    INCEPTION         DATE
-------------------------------------------------------------------------------------
Institutional Class                       1.10%    3.68%        3.78%       09/01/98
-------------------------------------------------------------------------------------




For the current seven-day yield, call (800) 659-1005.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
---------------------------------------------------------------------------------
(fees paid directly from
your investment)                                            INSTITUTIONAL CLASS
---------------------------------------------------------------------------------
Maximum Sales Charge (Load)
  Imposed on Purchases
  (as a percentage of
  offering price)                                                    None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                   None
---------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                            INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Management Fees                                                     0.10%

Distribution and/or Service (12b-1) Fees                            None

Other Expenses                                                      0.05

Total Annual Fund Operating Expenses(2)                             0.15
--------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The fund's advisor has voluntarily agreed to waive fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (iv) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
    (v) expenses that the fund has incurred but did not actually pay because of and expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Total Annual Fund Operating Expenses, net of these current agreements, are 0.12%.



If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and their associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Institutional Class                         $15       $48       $85       $192
--------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2004, the advisor received compensation of 0.07% of average daily net assets.



    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Institutional Class of the fund is intended for use by banks and other financial institutions, investing for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity. Shares of the Institutional Class may not be purchased directly by individuals, although institutions may purchase the Institutional Class for accounts maintained for individuals. Prospective investors should determine if an investment in the Institutional Class is consistent with the investment objectives of an account and with applicable federal and state laws and regulations.


    The Institutional Class is designed to be a convenient and economical way to invest short-term cash reserves in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Institutional Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Institutional Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.



    Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.


CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

PORTFOLIO HOLDINGS INFORMATION


The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------


investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets for the fund are available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for fiscal years ended 2004, 2003, 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.



                                                                                    INSTITUTIONAL CLASS
                                                           ----------------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                           ----------------------------------------------------------------------
                                                              2004                  2003          2002         2001        2000
                                                           ----------            ----------    ----------    --------    --------
Net asset value, beginning of period                       $     1.00            $     1.00    $     1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.01                  0.01          0.02        0.05        0.06
---------------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                       (0.01)                (0.01)        (0.02)      (0.05)      (0.06)
=================================================================================================================================
Net asset value, end of period                             $     1.00            $     1.00    $     1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                  1.03%                 1.30%         2.09%       5.47%       6.03%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $1,271,847            $1,503,729    $1,624,735    $737,168    $399,390
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.12%(b)              0.12%         0.12%       0.09%       0.07%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.15%(b)              0.15%         0.15%       0.15%       0.17%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets             1.03%(b)              1.28%         2.01%       5.14%       6.02%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.


(b) Ratios are based on average daily net assets of $1,333,798,108.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT


The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
                                           CLASS                                              INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Institutional Class                                                                            $1 million     no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843,
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire
                                       instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900337680
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                       5:00 and 5:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 0843
                       Houston, TX 77001-0843

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Government & Agency Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-2729
----------------------------------------

AIMinvestments.com     GAP-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                   GOVERNMENT & AGENCY PORTFOLIO

                                                                     PROSPECTUS

                                                               DECEMBER 2, 2004


PERSONAL INVESTMENT CLASS

Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Personal Investment Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

Portfolio Holdings Information                       5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.


    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.


    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows the performance of the fund's Personal Investment Class shares. Personal Investment Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2001...................................................................   3.57%
2002...................................................................   1.21%
2003...................................................................   0.54%




    Personal Investment Class shares' year-to-date total return as of September 30, 2004 was 0.41%.



    During the periods shown in the bar chart, the highest quarterly return was 1.28% (quarter ended March 31, 2001) and its lowest quarterly return was 0.11% (quarters ended September 30, 2003 and December 31, 2003).


PERFORMANCE TABLE

The following performance table reflects the performance of Personal Investment Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended December 31,                  SINCE         INCEPTION
2003)                                    1 YEAR    INCEPTION          DATE
--------------------------------------------------------------------------------
Personal Investment Class                 0.54%        2.74%         01/31/00
--------------------------------------------------------------------------------




For the current seven-day yield, call (800) 659-1005.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from                                    PERSONAL
your investment)                                          INVESTMENT CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                   None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)                                      None
-------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
-----------------------------------------------------------------------------------
(expenses that are deducted                                     PERSONAL
from fund assets)                                             INVESTMENT CLASS
-----------------------------------------------------------------------------------
Management Fees                                                       0.10%

Distribution and/or Service (12b-1) Fees                              0.75

Other Expenses                                                        0.05

Total Annual Fund Operating Expenses(2)                               0.90
-----------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has voluntarily agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has voluntarily agreed to waive fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
    (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of and expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Total Annual Fund Operating Expenses, net of these current agreements, are 0.67%.



If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution managing your account. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and their associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.


    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Personal Investment Class                   $92      $287      $498      $1,108
--------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2004, the advisor received compensation of 0.07% of average daily net assets.



    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Personal Investment Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Personal Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Personal Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Personal Investment Class; providing periodic statements showing a client's account balance in shares of the Personal Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


    The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Personal Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Personal Investment Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.



    Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.


PORTFOLIO HOLDINGS INFORMATION



The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets for the fund are available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Personal Investment Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years ended 2004, 2003, 2002 and 2001, and the period January 31, 2000 through August 31, 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.



                                                                                 PERSONAL INVESTMENT CLASS
                                                              ---------------------------------------------------------------
                                                                                                             JANUARY 31, 2000
                                                                                                               (DATE SALES
                                                                         YEAR ENDED AUGUST 31,                COMMENCED) TO
                                                              -------------------------------------------       AUGUST 31,
                                                               2004          2003       2002       2001            2000
                                                              -------       -------    -------    -------    ----------------
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00    $  1.00        $  1.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.01          0.01       0.02(a)    0.05           0.03
-----------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                       (0.01)        (0.01)     (0.02)     (0.05)         (0.03)
=============================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00    $  1.00        $  1.00
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                  0.48%         0.74%      1.58%      4.94%          3.38%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $29,147       $21,132    $23,793    $24,985        $14,426
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.67%(c)      0.67%      0.62%      0.59%          0.57%(d)
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.90%(c)      0.90%      0.90%      0.90%          0.92%(d)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of net investment income to average net assets             0.48%(c)      0.73%      1.51%      4.64%          5.52%(d)
_____________________________________________________________________________________________________________________________
=============================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $29,461,713.


(d) Annualized.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES


The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
                                           CLASS                                              INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Personal Investment Class                                                                        $1,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843,
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire
                                       instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900337680
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                       5:00 and 5:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 0843
                       Houston, TX 77001-0843

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Government & Agency Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-2729

----------------------------------------

AIMinvestments.com     GAP-PRO-6
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                   GOVERNMENT & AGENCY PORTFOLIO



                                                                     PROSPECTUS


                                                               DECEMBER 2, 2004


PRIVATE INVESTMENT CLASS

Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

-----------------------------------------------------------------------------

This prospectus contains important information about the Private Investment Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.


An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

Portfolio Holdings Information                       5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.


    The fund will maintain a weighted averaged maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.


    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
-------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's Private Investment Class shares from year to year. Private Investment Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
1999...................................................................    4.82%
2000...................................................................    6.13%
2001...................................................................    3.78%
2002...................................................................    1.43%
2003...................................................................    0.79%




    Private Investment Class shares' year-to-date total return as of September 30, 2004 was 0.60%.



    During the periods shown in the bar chart, the highest quarterly return was 1.58% (quarter ended December 31, 2000) and the lowest quarterly return was 0.17% (quarters ended September 30, 2003 and December 31, 2003).


PERFORMANCE TABLE

The following performance table reflects the performance of Private Investment Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------------
(for the periods ended December 31,                             SINCE       INCEPTION
2003)                                    1 YEAR     5 YEARS    INCEPTION      DATE
--------------------------------------------------------------------------------------
Private Investment Class                  0.79%      3.37%       3.47%       09/01/98
--------------------------------------------------------------------------------------




For the current seven-day yield, call (800) 659-1005.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from                                  PRIVATE INVESTMENT
your investment)                                             CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
  Imposed on Purchases
  (as a percentage of
  offering price)                                                 None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                None
-------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                     PRIVATE INVESTMENT CLASS
------------------------------------------------------------------------------
Management Fees                                                 0.10%

Distribution and/or
Service (12b-1) Fees                                            0.50

Other Expenses                                                  0.05

Total Annual Fund
Operating Expenses(2)                                           0.65
------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has voluntarily agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has voluntarily agreed to waive fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
    (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of and expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Total Annual Fund Operating Expenses, net of these current agreements, are 0.42%.



If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and their associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.


    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Private Investment Class                    $66      $208      $362       $810
--------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2004, the advisor received compensation of 0.07% of average daily net assets.



    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Private Investment Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Private Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Private Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Private Investment Class; providing periodic statements showing a client's account balance in shares of the Private Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


    The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Private Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Private Investment Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS




The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.



    Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.


PORTFOLIO HOLDINGS INFORMATION



The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets for the fund are available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for fiscal years ended 2004, 2003, 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.






                                                                               PRIVATE INVESTMENT CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2004           2003        2002        2001        2000
                                                              --------       --------    --------    --------    --------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.01           0.01        0.02        0.05        0.06
-------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                        (0.01)         (0.01)      (0.02)      (0.05)      (0.06)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   0.73%          0.99%       1.78%       5.15%       5.71%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $484,967       $503,365    $281,993    $254,318    $109,496
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.42%(b)       0.42%       0.42%       0.39%       0.37%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.65%(b)       0.65%       0.65%       0.65%       0.67%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets              0.73%(b)       0.98%       1.71%       4.84%       5.72%
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.


(b) Ratios are based on average daily net assets of $535,901,634.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Private Investment Class                                                                        $10,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843,
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900337680
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                       5:00 and 5:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY
TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P. O. Box 0843
                       Houston, TX 77001-0843

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Government & Agency Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-2729

----------------------------------------

AIMinvestments.com     GAP-PRO-2
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                   GOVERNMENT & AGENCY PORTFOLIO

                                                                     PROSPECTUS

                                                               DECEMBER 2, 2004


Reserve Class


Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.


-----------------------------------------------------------------------------

This prospectus contains important information about the Reserve Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and

- is not guaranteed by a bank.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

Portfolio Holdings Information                       5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.


    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.


    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows the performance of the fund's Reserve Class shares. Reserve Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2001...................................................................   3.26%
2002...................................................................   0.91%
2003...................................................................   0.22%




    Reserve Class shares' year-to-date total return as of September 30, 2004 was 0.17%.



    During the periods shown in the bar chart, the highest quarterly return was 1.21% (quarter ended March 31, 2001) and its lowest quarterly return was 0.03% (quarters ended September 30, 2003 and December 31, 2003).


PERFORMANCE TABLE

The following performance table reflects the performance of Reserve Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended                                SINCE         INCEPTION
December 31, 2003)                        1 YEAR    INCEPTION         DATE
-------------------------------------------------------------------------------
Reserve Class                              0.22%        2.44%        01/26/00
-------------------------------------------------------------------------------




For the current seven-day yield, call (800) 659-1005.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                           RESERVE CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                     None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                  None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                          RESERVE CLASS
--------------------------------------------------------------------------------
Management Fees                                                0.10    %

Distribution and/or Service (12b-1) Fees                       1.00

Other Expenses                                                 0.05

Total Annual Fund Operating Expenses(2)                        1.15
--------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has voluntarily agreed to waive 0.13% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has voluntarily agreed to waive fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
    (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of and expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Total Annual Fund Operating Expenses, net of these current agreements, are 0.99%.



If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and their associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.


    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Reserve Class                               $117     $365      $633      $1,398
--------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2004, the advisor received compensation of 0.07% of average daily net assets.



    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Reserve Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Reserve Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Reserve Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Reserve Class; providing periodic statements showing a client's account balance in shares of the Reserve Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


    The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Reserve Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Reserve Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The Reserve Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Reserve Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Reserve Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Reserve Class; providing periodic statements showing a client's account balance in shares of the Reserve Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.



    Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------


them on any business day are eligible to receive dividends on that business day.


CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.


PORTFOLIO HOLDINGS INFORMATION



The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets for the fund are available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Reserve Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years ended 2004, 2003, 2002 and 2001 and the period January 26, 2000 through August 31, 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.



                                                                                    RESERVE CLASS
                                                              ---------------------------------------------------------
                                                                                                           JANUARY 26,
                                                                                                              2000
                                                                                                           (DATE SALES
                                                                       YEARS ENDED AUGUST 31,             COMMENCED) TO
                                                              ----------------------------------------     AUGUST 31,
                                                               2004         2003       2002      2001         2000
                                                              ------       -------    ------    ------    -------------
Net asset value, beginning of period                          $ 1.00       $  1.00    $ 1.00    $ 1.00       $ 1.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.00         0.004      0.01      0.05         0.03
-----------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                      (0.00)       (0.004)    (0.01)    (0.05)       (0.03)
=======================================================================================================================
Net asset value, end of period                                $ 1.00       $  1.00    $ 1.00    $ 1.00       $ 1.00
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(a)                                                 0.15%         0.43%     1.27%     4.63%        3.27%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,839       $ 4,166    $7,882    $7,516       $2,662
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.99%(b)      0.98%     0.92%     0.89%        0.87%(c)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.15%(b)      1.15%     1.15%     1.15%        1.17%(c)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of net investment income to average net assets            0.16%(b)      0.42%     1.21%     4.34%        5.22%(c)
_______________________________________________________________________________________________________________________
=======================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(b) Ratios are based on average daily net assets of $4,361,033.


(c) Annualized.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
                                           CLASS                                              INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Reserve Class                                                                                    $1,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                 OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial              Contact your financial intermediary.          Same
  Intermediary
                                 The financial intermediary should mail
                                 your completed account application and
                                 purchase payment to the transfer agent,
                                 AIM Investment Services, Inc.
                                 P.O. Box 0843, Houston, TX 77001-0843
                                 The financial intermediary should call the
                                 transfer agent at (800) 659-1005 to
                                 receive an account number.
                                 Then, the intermediary should use the
                                 following wire instructions:
                                 The Bank of New York
                                 ABA/Routing #: 021000018
                                 DDA 8900337680
                                 For Further Credit to the fund and Your
                                 Account #
By Telephone                     Open your account as described above.         Call the transfer agent at (800) 659-1005
                                                                               and wire payment for your purchase order
                                                                               in accordance with the wire instructions
                                                                               noted above.
By AIM LINK--Registered          Open your account as described above.         Complete an AIM LINK--Registered
  Trademark--                                                                  Trademark-- Agreement. Mail the
                                                                               application and agreement to the transfer
                                                                               agent. Once your request for this option
                                                                               has been processed, you may place your
                                                                               purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                       5:00 and 5:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P. O. Box 0843
                       Houston, TX 77001-0843

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via
                       our website:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Government & Agency Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-2729

----------------------------------------

AIMinvestments.com     GAP-PRO-5
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                   GOVERNMENT & AGENCY PORTFOLIO

                                                                     PROSPECTUS

                                                               DECEMBER 2, 2004


RESOURCE CLASS

Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Resource Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and

- is not guaranteed by a bank.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

Portfolio Holdings Information                       5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.


    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.


    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Resource Class shares from year to year. Resource Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................    4.97%
2000...................................................................    6.28%
2001...................................................................    3.92%
2002...................................................................    1.58%
2003...................................................................    0.94%




    Resource Class shares' year-to-date total return as of September 30, 2004 was 0.70%.



    During the periods shown in the bar chart, the highest quarterly return was 1.62% (quarter ended December 31, 2000) and its lowest quarterly return was 0.21% (quarters ended September 30, 2003 and December 31, 2003).


PERFORMANCE TABLE

The following performance table reflects the performance of Resource Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------
                                                                 SINCE      INCEPTION
(for the periods ended December 31, 2003)   1 YEAR    5 YEARS   INCEPTION      DATE
-----------------------------------------------------------------------------------------
Resource Class                               0.94%     3.52%      3.62%       09/01/98
-----------------------------------------------------------------------------------------




For the current seven-day yield, call (800) 659-1005.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                           RESOURCE CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of offering price)           None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or redemption
proceeds, whichever is less)                                       None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                                 RESOURCE CLASS
--------------------------------------------------------------------------------
Management Fees                                                        0.10%

Distribution and/or Service (12b-1) Fees                               0.20

Other Expenses                                                         0.05

Total Annual Fund Operating Expenses(2)                                0.35
--------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has voluntarily agreed to waive 0.04% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has voluntarily agreed to waive fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
    (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of and expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Total Annual Fund Operating Expenses, net of these current agreements, are 0.28%.



If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and their associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Resource Class                              $36      $113      $197       $443
--------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2004, the advisor received compensation of 0.07% of average daily net assets.



    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Resource Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Resource Class may be suitable for investment for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Resource Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Resource Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Resource Class; providing periodic statements showing a client's account balance in shares of the Resource Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


    The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Resource Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Resource Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.



    Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.


PORTFOLIO HOLDINGS INFORMATION



The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets for the fund are available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Resource Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for fiscal years ended 2004, 2003, 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.



                                                                                    RESOURCE CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2004           2003        2002        2001        2000
                                                              --------       --------    --------    --------    --------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.01           0.01        0.02        0.05        0.06
-------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                        (0.01)         (0.01)      (0.02)      (0.05)      (0.06)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   0.87%          1.13%       1.92%       5.30%       5.86%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $387,168       $371,428    $310,690    $293,644    $233,620
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.28%(b)       0.28%       0.28%       0.25%       0.23%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.35%(b)       0.35%       0.35%       0.35%       0.37%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets              0.87%(b)       1.12%       1.85%       4.98%       5.86%
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.


(b) Ratios are based on average daily net assets of $385,359,266.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
                                           CLASS                                              INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Resource Class                                                                                  $10,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843, Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900337680
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.
By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.
By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                       5:00 and 5:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 0843
                       Houston, TX 77001-0843

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Government & Agency Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-2729

----------------------------------------

AIMinvestments.com     GAP-PRO-4
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                   GOVERNMENT & AGENCY PORTFOLIO

                                                                     PROSPECTUS

                                                               December 2, 2004


SWEEP CLASS

Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Sweep Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2
------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

Portfolio Holdings Information                       5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:

- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.


    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other circumstances, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.


    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither Sweep Class shares nor Institutional Class shares are subject to front-end or back-end sales loads.


                                                                         ANNUAL
Year Ended                                                                TOTAL
December 31                                                              RETURNS
-----------                                                              -------
1999...................................................................   5.14%
2000...................................................................   6.45%
2001...................................................................   4.09%
2002...................................................................   1.74%
2003...................................................................   1.10%



    The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Sweep Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, Sweep Class has higher expenses. As of the date of this prospectus, Sweep Class has not yet commenced operations.


    Institutional Class shares' year-to-date total return as of September 30, 2004 was 0.82%.



    During the periods shown in the bar chart, the highest quarterly return was 1.66% (quarter ended December 31, 2000) and its lowest quarterly return was 0.25% (quarters ended September 30, 2003 and December 31, 2003).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
(for the periods ended December 31,                            SINCE         INCEPTION
2003)                                    1 YEAR    5 YEARS   INCEPTION          DATE
------------------------------------------------------------------------------------------
Institutional Class                       1.10%     3.68%        3.78%         09/01/98
------------------------------------------------------------------------------------------




Once Sweep Class has commenced operations, the current seven-day yield of Sweep Class may be obtained by calling (800) 659-1005.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                           SWEEP CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                    None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                 None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                          SWEEP CLASS
--------------------------------------------------------------------------------
Management Fees                                                    0.10%

Distribution and/or
Service (12b-1) Fees                                               0.25

Other Expenses(2)                                                  0.05

Total Annual Fund
Operating Expenses                                                 0.40
--------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other expenses are based on estimated amounts for the current fiscal year.



If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to Rule 12b-1 fees. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees applicable to each of the classes. Your financial institution may charge you additional fees for participation in a sweep program.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Sweep Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                         1 YEAR   3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Sweep Class                               $41      $128       $224        $505
--------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2004, the advisor received compensation of 0.07% of average daily net assets.



    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Sweep Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Sweep Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Sweep Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Sweep Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Sweep Class; providing periodic statements showing a client's account balance in shares of the Sweep Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.



    The Sweep Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.


    Investors in the Sweep Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Sweep Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.



    Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

PORTFOLIO HOLDINGS INFORMATION


The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets for the fund are available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. The financial performance of your investment in the Sweep Class will differ from that of the Institutional Class as a result of the different class expenses. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for fiscal years ended 2004, 2003, 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.


    As of the date of this prospectus, the Sweep Class has not yet commenced operations and, therefore, financial information is not available.


                                                                                     INSTITUTIONAL CLASS
                                                              -----------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------------
                                                                 2004             2003          2002         2001        2000
                                                              ----------       ----------    ----------    --------    --------
Net asset value, beginning of period                          $     1.00       $     1.00    $     1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.01             0.01          0.02        0.05        0.06
-------------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                          (0.01)           (0.01)        (0.02)      (0.05)      (0.06)
===============================================================================================================================
Net asset value, end of period                                $     1.00       $     1.00    $     1.00    $   1.00    $   1.00
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(a)                                                     1.03%            1.30%         2.09%       5.47%       6.03%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,271,847       $1,503,729    $1,624,735    $737,168    $399,390
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.12%(b)         0.12%         0.12%       0.09%       0.07%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.15%(b)         0.15%         0.15%       0.15%       0.17%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of net investment income to average net assets                1.03%(b)         1.28%         2.01%       5.14%       6.02%
_______________________________________________________________________________________________________________________________
===============================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.


(b) Ratios are based on average daily net assets of $1,333,798,108.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Sweep Class                                                                                     $10,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843,
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900337680
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                       5:00 and 5:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

--------------------------------------------------------------------------------

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY
TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 0843
                       Houston, TX 77001-0843

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Government & Agency Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-2729
----------------------------------------

AIMinvestments.com     GAP-PRO-7
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                          SHORT-TERM INVESTMENTS TRUST

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                             ---------------------

     THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH CLASS OF THE
            GOVERNMENT & AGENCY PORTFOLIO OF SHORT-TERM INVESTMENTS
     TRUST LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES
          FOR THE CLASSES OF THE GOVERNMENT & AGENCY PORTFOLIO LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY CLASS
        OF THE GOVERNMENT & AGENCY PORTFOLIO LISTED BELOW BY WRITING TO:

                         AIM INVESTMENT SERVICES, INC.
                                 P.O. BOX 0843
                           HOUSTON, TEXAS 77001-0843
                          OR BY CALLING (800) 659-1005

                             ---------------------


       THIS STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 2, 2004,

                     RELATES TO THE FOLLOWING PROSPECTUSES:


              CLASS                         DATED
              -----                         -----
      Cash Management Class            December 2, 2004
       Institutional Class             December 2, 2004
    Personal Investment Class          December 2, 2004
     Private Investment Class          December 2, 2004
          Reserve Class                December 2, 2004
          Resource Class               December 2, 2004
           Sweep Class                 December 2, 2004

                          SHORT-TERM INVESTMENTS TRUST
                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
GENERAL INFORMATION ABOUT THE TRUST.........................    1
     Portfolio History......................................    1
     Shares of Beneficial Interest..........................    1
DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND
  RISKS.....................................................    2
     Classification.........................................    2
     Investment Strategies and Risks........................    2
          Debt Investments..................................    5
          Other Investments.................................    5
          Investment Techniques.............................    6
     Portfolio Policies.....................................    7
     Temporary Defensive Positions..........................    9
MANAGEMENT OF THE TRUST.....................................    9
     Board of Trustees......................................    9
     Management Information.................................    9
          Trustee Ownership of Portfolio Shares.............   11
          Factors Considered in Approving the Investment
         Advisory Agreement.................................   11
     Compensation...........................................   11
          Retirement Plan for the Trustees..................   12
          Deferred Compensation Agreements..................   12
     Codes of Ethics........................................   12
     Proxy Voting Policies..................................   12
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........   13
INVESTMENT ADVISORY AND OTHER SERVICES......................   13
     Investment Advisor.....................................   13
     Marketing Support and Administrative Support
      Payments..............................................   14
     Service Agreements.....................................   14
     Other Service Providers................................   14
BROKERAGE ALLOCATION AND OTHER PRACTICES....................   15
     Brokerage Transactions.................................   15
     Commissions............................................   15
     Brokerage Selection....................................   16
     Directed Brokerage (Research Services).................   16
     Regular Brokers or Dealers.............................   17
     Allocation of Portfolio Transactions...................   17
PURCHASE, REDEMPTION AND PRICING OF SHARES..................   17
     Purchase and Redemption of Shares......................   17
     Authorized Agents......................................   18
     Offering Price.........................................   18
          Calculation of Net Asset Value....................   18
     Redemption in Kind.....................................   19
     Backup Withholding.....................................   19

                                                              PAGE
                                                              ----
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS....................   20
     Dividends and Distributions............................   20
     Tax Matters............................................   20
DISTRIBUTION OF SECURITIES..................................   23
     Distribution Plan......................................   23
     Distributor............................................   25
BANKING REGULATIONS.........................................   25
CALCULATION OF PERFORMANCE DATA.............................   26
REGULATORY INQUIRIES AND PENDING LITIGATION.................   27
RATINGS OF DEBT SECURITIES..................................  A-1
TRUSTEES AND OFFICERS.......................................  B-1
TRUSTEE COMPENSATION TABLE..................................  C-1
PROXY VOTING POLICIES.......................................  D-1
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........  E-1
MANAGEMENT FEES.............................................  F-1
ADMINISTRATIVE SERVICES FEES................................  G-1
BROKERAGE COMMISSIONS.......................................  H-1
DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
  SECURITIES OF REGULAR BROKERS OR DEALERS..................  I-1
AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO
  DISTRIBUTION PLAN.........................................  J-1
ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION
  PLAN......................................................  K-1
PERFORMANCE DATA............................................  L-1
REGULATORY INQUIRIES AND PENDING LITIGATION.................  M-1
FINANCIAL STATEMENTS........................................   FS

                      GENERAL INFORMATION ABOUT THE TRUST

PORTFOLIO HISTORY


     Short-Term Investments Trust (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of six separate portfolios: Cash Assets Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio (each a "portfolio" and collectively, the "portfolios"). This Statement of Additional Information relates only to the Government & Agency Portfolio (the "Portfolio"). Under the Amended and Restated Agreement and Declaration of Trust (the "Trust Agreement"), dated May 15, 2002, as amended, the Board of Trustees (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.


     The Trust was originally organized on January 24, 1977 as a Maryland corporation and had no operations prior to November 10, 1980. The Trust reorganized as a Commonwealth of Massachusetts business trust on December 31, 1986. The Trust was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993.

SHARES OF BENEFICIAL INTEREST

     Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.


     The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate portfolio. These assets constitute the underlying assets of each portfolio, are segregated on the portfolio's books of account, and are charged with the expenses of such portfolio and its respective classes. Each Portfolio allocates any general expenses of the Trust not readily identifiable as belonging to a particular portfolio by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.


     Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share and is entitled to such dividends and distributions out of the income belonging to such portfolio as are declared by the Board. Government & Agency Portfolio, Government Tax Advantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio each offers seven separate classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class. Cash Assets Portfolio offers one class of shares, Institutional Class. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable portfolio allocable to such class available for distribution after satisfaction of outstanding liabilities of the portfolio allocable to such class.

     All classes of shares of each portfolio have identical voting, dividend, liquidation and other rights on the same terms and conditions except that each class of shares has different shareholder qualifications, bears differing class-specific expenses, and has exclusive voting rights on matters pertaining to that class' distribution plan, if any.


     Except as specifically noted above, shareholders of each portfolio are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a portfolio. However, on matters affecting an individual portfolio or class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but that requires a separate vote of another portfolio or class. An example of a matter that would be voted on separately by shareholders of each portfolio is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each portfolio are fully paid and nonassessable, have no preemptive, conversion or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.


     Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a portfolio for all losses and expenses of any shareholder of such portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a portfolio is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

     The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

     SHARE CERTIFICATES. Shareholders of the portfolios do not have the right to demand or require the Trust to issue share certificates, although the Trust in its sole discretion may issue them.

           DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

CLASSIFICATION

     The Trust is an open-end management investment company. The Portfolio is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

     The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds(R). The table has been marked to indicate those securities and investment techniques that AIM may use to manage the Portfolio. The Portfolio may not use all of these techniques at any one time. The Portfolio's transactions in a particular security or use of a particular technique is subject to limitations imposed by the Portfolio's investment objective, policies and restrictions described in the Portfolio's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Portfolio's investment objective, policies, strategies and practices are non-fundamental. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Portfolio utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Portfolio's Prospectuses; where a particular type of security or investment technique is not discussed in the Portfolio's Prospectuses, that security or investment technique is not a principal investment strategy.

                          SHORT-TERM INVESTMENTS TRUST
                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

-------------------------------------------------------------------------------------------------------------
         SECURITY/INVESTMENT                                                            GOVERNMENT & AGENCY
              TECHNIQUE                                                                      PORTFOLIO
         -------------------                                                            -------------------
-------------------------------------------------------------------------------------------------------------
                                             EQUITY INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 Common Stock
-------------------------------------------------------------------------------------------------------------
 Preferred Stock
-------------------------------------------------------------------------------------------------------------
 Convertible Securities
-------------------------------------------------------------------------------------------------------------
 Alternative Equity Securities
-------------------------------------------------------------------------------------------------------------
                                             FOREIGN INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 Foreign Securities
-------------------------------------------------------------------------------------------------------------
 Foreign Government Obligations
-------------------------------------------------------------------------------------------------------------
 Foreign Exchange Transactions
-------------------------------------------------------------------------------------------------------------
                                              DEBT INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 U.S. Government Obligations                                                                     X
-------------------------------------------------------------------------------------------------------------
 Rule 2a-7 Requirements                                                                          X
-------------------------------------------------------------------------------------------------------------
 Mortgage-Backed and Asset-Backed
 Securities
-------------------------------------------------------------------------------------------------------------
 Collateralized Mortgage Obligations
-------------------------------------------------------------------------------------------------------------
 Bank Instruments
-------------------------------------------------------------------------------------------------------------
 Commercial Instruments
-------------------------------------------------------------------------------------------------------------
 Participation Interests
-------------------------------------------------------------------------------------------------------------
 Municipal Securities
-------------------------------------------------------------------------------------------------------------
 Municipal Lease Obligations
-------------------------------------------------------------------------------------------------------------
 Investment Grade Corporate Debt
 Obligations
-------------------------------------------------------------------------------------------------------------
 Junk Bonds
-------------------------------------------------------------------------------------------------------------
 Liquid Assets
-------------------------------------------------------------------------------------------------------------
                                              OTHER INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 REITs
-------------------------------------------------------------------------------------------------------------
 Other Investment Companies                                                                      X
-------------------------------------------------------------------------------------------------------------
 Defaulted Securities
-------------------------------------------------------------------------------------------------------------
 Municipal Forward Contracts
-------------------------------------------------------------------------------------------------------------
 Variable or Floating Rate
 Instruments                                                                                     X
-------------------------------------------------------------------------------------------------------------
 Indexed Securities
-------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST
                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

-------------------------------------------------------------------------------------------------------------
         SECURITY/INVESTMENT                                                            GOVERNMENT & AGENCY
              TECHNIQUE                                                                      PORTFOLIO
         -------------------                                                            -------------------
-------------------------------------------------------------------------------------------------------------
 Zero-Coupon and Pay-in-Kind
 Securities
-------------------------------------------------------------------------------------------------------------
 Synthetic Municipal Instruments
-------------------------------------------------------------------------------------------------------------
                                            INVESTMENT TECHNIQUES
-------------------------------------------------------------------------------------------------------------
 Delayed Delivery Transactions                                                                   X
-------------------------------------------------------------------------------------------------------------
 When-Issued Securities                                                                          X
-------------------------------------------------------------------------------------------------------------
 Short Sales
-------------------------------------------------------------------------------------------------------------
 Margin Transactions
-------------------------------------------------------------------------------------------------------------
 Swap Agreements
-------------------------------------------------------------------------------------------------------------
 Interfund Loans                                                                                 X
-------------------------------------------------------------------------------------------------------------
 Borrowing                                                                                       X
-------------------------------------------------------------------------------------------------------------
 Lending Portfolio Securities
-------------------------------------------------------------------------------------------------------------
 Repurchase Agreements                                                                           X
-------------------------------------------------------------------------------------------------------------
 Reverse Repurchase Agreements
-------------------------------------------------------------------------------------------------------------
 Dollar Rolls
-------------------------------------------------------------------------------------------------------------
 Illiquid Securities                                                                             X
-------------------------------------------------------------------------------------------------------------
 Rule 144A Securities
-------------------------------------------------------------------------------------------------------------
 Unseasoned Issuers
-------------------------------------------------------------------------------------------------------------
 Portfolio Transactions
-------------------------------------------------------------------------------------------------------------
 Sale of Money Market Securities                                                                 X
-------------------------------------------------------------------------------------------------------------
 Standby Commitments
-------------------------------------------------------------------------------------------------------------
                                                 DERIVATIVES
-------------------------------------------------------------------------------------------------------------
 Equity-Linked Derivatives
-------------------------------------------------------------------------------------------------------------
 Put Options
-------------------------------------------------------------------------------------------------------------
 Call Options
-------------------------------------------------------------------------------------------------------------
 Straddles
-------------------------------------------------------------------------------------------------------------
 Warrants
-------------------------------------------------------------------------------------------------------------
 Futures Contracts and Options on
 Futures Contracts
-------------------------------------------------------------------------------------------------------------
 Forward Currency Contracts
-------------------------------------------------------------------------------------------------------------
 Cover
-------------------------------------------------------------------------------------------------------------

Debt Investments

     U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.


     RULE 2A-7 REQUIREMENTS. Money market instruments in which the Portfolio will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from a NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from a NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations ( or any debt obligation within that class). The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO.



     The Portfolio will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.


     Descriptions of debt securities ratings are found in Appendix A.

Other Investments

     OTHER INVESTMENT COMPANIES. With respect to the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Portfolio.

     The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) the Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies.

     VARIABLE OR FLOATING RATE INSTRUMENTS. The Portfolio may invest in Eligible Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations.

Investment Techniques

     DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions involve commitments by the Portfolio to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Portfolio may purchase securities on a delayed delivery to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique.

     Investment in securities on a delayed delivery basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Portfolio will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

     The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio will not sell or otherwise transfer the delayed delivery securities prior to settlement.

     WHEN-ISSUED SECURITIES. The Portfolio may purchase on a "when-issued" basis. When-issued securities are securities that have been announced, but not yet auctioned. The payment obligation and yield that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

     Securities purchased on a when-issued basis and the securities held in the Portfolio's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if the Portfolio is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Portfolio's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Portfolio to meet its obligations under when-issued commitments, the Portfolio will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation).

     Investment in securities on a when-issued basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment. The Portfolio will employ techniques designed to reduce such risks. If the Portfolio purchases a when-issued security, the Portfolio will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Portfolio's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.


     INTERFUND LOANS. The Portfolio may lend uninvested cash up to 15% of its net assets to other funds advised by AIM (the "AIM Funds") and the Portfolio may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, the Portfolio cannot make any additional investments. If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, the Portfolio will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions.

     BORROWING. The Portfolio may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling portfolio securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Portfolio's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

     REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. The Portfolio may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis. Repurchase transactions are limited to a term of 365 days or less. The Portfolio may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

     If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. Repurchase agreements are considered loans by the Portfolio under the 1940 Act.


     ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.


     The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

     SALE OF MONEY MARKET SECURITIES. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

PORTFOLIO POLICIES

     FUNDAMENTAL RESTRICTIONS. The Portfolio is subject to the following investment restrictions, which may be changed only by a vote of the lesser of
(i) 67% or more of the Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Portfolio.

          (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the 1933 Act.

          (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments; or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

          (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

          (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

          (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

          (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.


     The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which AIM must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.


     NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to the Portfolio. They may be changed without approval of the Portfolio's voting securities.

          (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

          (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets or when any borrowings from an AIM Advised Fund are outstanding.

          (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

          (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

          (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

          (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Portfolio currently may not invest in any security (including futures contracts or options thereon) that are secured by physical commodities.

     ADDITIONAL NON-FUNDAMENTAL POLICIES.  As non-fundamental policies:

          The Portfolio normally invests at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Portfolio will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

TEMPORARY DEFENSIVE POSITIONS


     In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold all or a portion of its assets in cash or cash equivalents.


                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES


     The overall management of the business and affairs of the Portfolio and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of the Portfolio, and persons or companies furnishing services to the Portfolio. The day-to-day operations of the Portfolio is delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the Portfolio and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.


MANAGEMENT INFORMATION

     The trustees and officers of the Trust and their principal occupations during at least the last five years and certain other information concerning them is set forth in Appendix B.


     The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Committee Relating to Market Timing issues.



     The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward
K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by the Portfolio (including monitoring the independence, qualifications and performance of such auditors and resolution of disagreements between the Portfolio management and the auditors regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other audit, review or attest services; (ii) overseeing the financial reporting process of the Portfolio; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy and integrity of the financial statements and asset valuation; (iv) assisting the Board's oversight of the Portfolio compliance with legal and regulatory requirements that related to the Portfolio accounting and financial reporting, internal control over financial reporting and independent audits; (v) to the extent required by Section 10A of the Securities Exchange Act of 1934, pre-approving all permissible non-audit services provided to the Portfolio by its independent auditors; (vi) pre-approving, in accordance with Item 2.01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Portfolio's independent auditors to the Portfolio's investment advisor and certain other affiliated entities; and (vii) to the extent required by Regulation 14A, preparing an audit committee report for inclusion in the Portfolio's annual proxy statement. During the fiscal year ended August 31, 2004, the Audit Committee held eight meetings.



     The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Dunn. The Compliance Committee is responsible for: (i) recommending to the Board and the dis-interested trustees the appointment, compensation and removal of the Portfolio's Chief Compliance Officer; (ii) recommending to the dis-interested trustees the appointment, compensation and removal of the Portfolio's Senior Officer appointed pursuant to the terms of an Assurance of Discontinuance from the New York Attorney General that is applicable to AIM and/or INVESCO Funds Group, Inc. (the "Advisors") (the "Senior Officer"); (iii) recommending to the dis-interested trustees the appointment and removal of the Advisors' independent Compliance Consultant appointed pursuant to the terms of the Securities and Exchange Commission's Order Instituting Administrative Proceedings (the "SEC Order") applicable to the Advisors (the "Compliance Consultant"); (iv) receiving all reports from the Chief Compliance Officer, the Senior Officer and the Compliance Consultant that are delivered between meetings of the Board and that are otherwise not required to be provided to the full Board or to all of the dis-interested trustees; (v) overseeing all reports on compliance matters from the Chief Compliance Officer, the Senior Officer and the Compliance Consultant, and overseeing all reports from the third party retained by the Advisors to conduct the periodic compliance review required by the terms of the SEC Order that are required to be provided to the full Board; (vi) overseeing all of the compliance policies and procedures of the Portfolio and its service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (vii) risk management oversight with respect to the Portfolio and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC that are applicable to the Portfolio or its service providers; and (viii) overseeing potential conflicts of interest that are reported to the Committee by the Advisors, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended August 31, 2004, the Compliance Committee did not meet.



     The members of the Governance Committee are Messrs. Bayley, Crockett, Dowden (Chair), and Jack M. Fields (Vice Chair), Gerald J. Lewis and Louis S. Sklar. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Trust for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Trust at meetings called for the election of trustees; (ii) nominating persons for appointment as members of each committee of the Board, including, without limitation, the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for appointment as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee and the Compliance Committee of the Trust.



     The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended August 31, 2004, the Governance Committee held seven meetings.



     Notice procedures set forth in the Trust's bylaws require that any shareholder of a portfolio desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.



     The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Dunn, Fields, Lewis, Pennock, Sklar and Soll, and Carl Frischling, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration. During the fiscal year ended August 31, 2004, the Investments Committee held five meetings.



     The members of the Valuation Committee are Messrs. Dunn, Pennock (Chair) and Soll, and Miss Quigley (Vice Chair). The Valuation Committee is responsible for addressing issues requiring action by the Board in the valuation of the Portfolio's portfolio securities that arise during periods between meetings of the Board. During periods between meetings of the Board, the Valuation
Committee: (i) receives the reports of AIM's internal valuation committee requesting pre-approval or approval of any changes to pricing vendors or pricing methodologies as required by AIM's Procedures for Valuing Securities (Pricing Procedures) (the "Procedures"), and approves changes to pricing vendors and pricing methodologies as provided in the Procedures; (ii) upon request of AIM, assists AIM's internal valuation committee in resolving particular fair valuation issues; and (iii) receives reports on non-standard price changes on private equities. During the fiscal year ended August 31, 2004, the Valuation Committee did not meet.



     The members of the Special Committee Relating to Market Timing issues are Messrs. Crockett, Dowden, Dunn, and Lewis (Chair). The purpose of the Special Committee Relating to Market Timing Issues is to remain informed on matters relating to alleged excessive short term trading in shares of the Portfolio ("market timing") and to provide guidance to special counsel for the independent trustees on market timing issues and related matters between meetings of the independent trustees. During the fiscal year ended August 31, 2004, the Special Committee Relating to Market Timing issues held seven meetings.


Trustee Ownership of Portfolio Shares

     The dollar range of equity securities beneficially owned by each trustee
(i) in the Portfolio and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.

Factors Considered in Approving the Investment Advisory Agreement


     The advisory agreement with AIM (the "Advisory Agreement") was re-approved for the Portfolio by the Trust's Board at a meeting held on June 7-9, 2004. In evaluating the fairness and reasonableness of the Advisory Agreement, the Board considered a variety of factors for the Portfolio, including: the requirements of the Portfolio for investment supervisory and administrative services; the quality of AIM's services, including a review of the Portfolio's investment performance, if applicable and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by the Portfolio as a percentage of its assets and in relationship to contractual limitations; any fee waivers (or payments of Portfolio expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to the Portfolio, including soft dollar arrangements, and the extent to which the Portfolio shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between the Portfolio and AIM.



     After consideration of these factors, the Board found that with respect to the Portfolio: (i) the services provided to the Portfolio and its shareholders were adequate; (ii) the Advisory Agreement was fair and reasonable under the circumstances; and (iii) the fees payable under the Advisory Agreement would have been obtained through arm's length negotiations. The Board therefore concluded that the Portfolio's Advisory Agreement was in the best interests of the Portfolio and its shareholders and approved the Advisory Agreement.


COMPENSATION


     Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, which consists of an annual retainer component and a meeting fee component.

     Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2003 is found in Appendix C.


Retirement Plan For Trustees

     The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

     The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

     Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other INVESCO Funds and AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefit will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lessor of (i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements


     Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more of the AIM Funds selected by the Deferring Trusts. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.


CODES OF ETHICS

     AIM, the Trust and Fund Management Company ("FMC") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by the Portfolio, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.

PROXY VOTING POLICIES


     The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Portfolio to AIM, the Portfolio's investment advisor. AIM will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix D.

     Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of the Portfolio's proxy voting record.



     Information regarding how the Portfolios voted proxies related to its portfolio securities during the 12 months ended June 30, 2004 is available at our Web site, http://www.AIMinvestments.com. This information is also available at the SEC Website, http://www.sec.gov.


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     Information about the ownership of each class of each portfolio's shares by beneficial or record owners of such portfolio and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a portfolio is presumed to "control" that portfolio.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR


     AIM, the Portfolio's investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.


     As investment advisor, AIM supervises all aspects of the Portfolio's operations and provides investment advisory services to the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio.

     AIM is also responsible for furnishing to the Portfolio, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Portfolio, in the judgment of the Trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Portfolio's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

     The Master Investment Advisory Agreement provides that the Portfolio will pay or cause to be paid all expenses of the Portfolio not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Portfolio in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Portfolio's shareholders.


     AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.



     Pursuant to the Master Investment Advisory Agreement with the Trust, AIM receives a monthly fee from the Portfolio calculated at the following annual rates, based on the average daily net assets of the Portfolio during the year:


          FUND NAME            NET ASSETS   ANNUAL RATE
          ---------            ----------   -----------
Government & Agency Portfolio  All Assets      0.10%

     AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio.

     AIM has voluntarily agreed to waive a portion of advisory fees payable by the Portfolio. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Portfolio's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "Description of the Portfolio and Its Investment and Risks -- Investment Strategies and Risks -- Other Investments -- Other Investment Companies."


     The management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio for the last three fiscal years ended August 31 are found in Appendix F.


MARKETING SUPPORT AND ADMINISTRATIVE SUPPORT PAYMENTS



     AIM, FMC, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that sell shares of the Portfolio or provide promotional and/or sales support services and activities on behalf of AIM and FMC with respect to the Portfolio ("marketing support payments"). Financial intermediaries receiving marketing support payments may agree to provide a variety of services and activities that benefit AIM and its affiliates, such as including the Portfolio on a preferred or select sales list or in other sales programs, providing access to the financial intermediaries' registered representatives, providing assistance in training and education of personnel, providing marketing support, and other specified services. To the extent that financial intermediaries who receive marketing support payments sell more shares of the Portfolio or cause their customers to retain their investment in the Portfolio, AIM benefits from advisory fees it is paid with respect to those assets. In addition, AIM, FMC, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that provide administrative services to their customers that AIM or its affiliates otherwise would typically provide ("administrative support payments"). These administrative support payments may be made for recordkeeping, sub-accounting, sub-transfer agency, shareholder processing and similar services. Marketing support payments and administrative support payments, which may be different for different financial intermediaries, may be based on such factors as the average daily net assets of the Portfolio attributable to a financial intermediary over a particular period or a fixed dollar amount. These payments are in addition to any Rule 12b-1 fees and other fees paid by the Portfolio. AIM, FMC, and their affiliates determine these payments in their discretion in response to requests from financial intermediaries, based on factors they deem relevant. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Portfolio to its customers. Please contact your financial advisor for details about any payments they or their firm may receive in connection with the sale of Portfolio shares or the provision of services to the Portfolio.


SERVICE AGREEMENTS


     ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Portfolio which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Portfolio reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.


     Administrative services fees paid to AIM by the Portfolio for the last three fiscal years ended August 31 are found in Appendix G.

OTHER SERVICE PROVIDERS


     TRANSFER AGENT.  AIM Investment Services, Inc. ("AIS") (formerly known as
A I M Fund Services, Inc.), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Portfolio.



     The Transfer Agency and Service Agreement between the Trust and AIS provides that AIS will perform certain shareholder services for the Portfolio. The Transfer Agency and Service Agreement provides that AIS will receive an asset based fee plus certain out-of-pocket expenses. AIS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

     SUB-ACCOUNTING. The Trust and FMC have arranged for AIS or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Trust or FMC for these sub-accounting services. In addition, shareholders utilizing AIM LINK(R) Remote, may receive sub-accounting services.



     CUSTODIAN. The Bank of New York ("Custodian"), 2 Hanson Place, Brooklyn, New York 11217-1431, is custodian of all securities and cash of the Portfolio.


     Under its contract with the Trust, the Custodian maintains the portfolio securities of the Portfolio, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the Portfolio and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.


     AUDITORS. Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, the Portfolio's independent public accountants, are responsible for auditing the financial statements of the Portfolio. The Board has selected PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002 as the independent public accountants of the Portfolio for the fiscal year ending August 31, 2005.


     COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

     AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate or spread (as applicable). While AIM seeks reasonable competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Brokerage Selection" below.

     Some of the securities in which the Portfolio invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.

     The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

     Brokerage commissions, if any, paid by the Portfolio for the last three fiscal years ended August 31, are found in Appendix H.

COMMISSIONS

     During the last three fiscal years ended August 31 the Portfolio did not pay brokerage commissions to brokers affiliated with the Portfolio, AIM, FMC, or any affiliates of such entities.

     The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio, provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund or account provided the Portfolio follows procedures adopted by the Boards of Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.


BROKERAGE SELECTION

     Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Portfolio may pay a broker higher commissions than those available from another broker.

     Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.


     The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to provide a more in-depth analysis of a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.


     In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.


     AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. Portfolio transactions also may be effected through broker-dealers that recommend the Portfolio to their clients, or that act as agent in the purchase of the Portfolio's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.


DIRECTED BROKERAGE (RESEARCH SERVICES)


     Directed brokerage (research services), if any, paid by the Portfolio during the last fiscal year ended August 31, 2004 are found in Appendix I.

REGULAR BROKERS OR DEALERS


     Information concerning the Portfolio's acquisition of securities of its regular brokers or dealers during the last fiscal year ended August 31, 2004 is found in Appendix I.


ALLOCATION OF PORTFOLIO TRANSACTIONS

     AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

     Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES


     Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to AIS at P.O. Box 0843, Houston, Texas 77001-0843. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AIS.



     Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AIS all required information and documentation with respect to the investor. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolio for any overdraft charges incurred.



     A financial intermediary may submit a written request to AIS for correction of transactions involving Portfolio shares. If AIS agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Portfolio for any resulting loss.


     An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Portfolio, except through the reinvestment of distributions.


     Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. Any changes to wiring instructions must be submitted to AIS in writing. AIS may request additional documentation.



     AIS may request that an intermediary maintain separate master accounts in the Portfolio for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.


     Additional information regarding purchases and redemptions is located in each class' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

AUTHORIZED AGENTS



     AIS and FMC may authorize agents to accept purchase and redemption orders that are in good form on behalf of the AIM Funds. In certain cases, these authorized agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Portfolio's behalf. The Portfolio will be deemed to have received the purchase or redemption order when the Portfolio's authorized agent or its designee accepts the order. The order will be priced at the net asset value next determined after the order is accepted by the Portfolio's authorized agent or its designee.


OFFERING PRICE

     The offering price per share of the Portfolio is $1.00. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Calculation of Net Asset Value


     The price of each of the Portfolio's shares is the Portfolio's net asset value per share. The Portfolio determines the net asset value of its shares six times on each business day. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Portfolio's custodian, are open for business. The Portfolio also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day. The Portfolio determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. The Portfolio declares dividends on settled shares at 5:30 p.m. Eastern Time. The Portfolio values portfolio securities on the basis of amortized cost, which approximates market value. The Portfolio reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.


     For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the Portfolio, if any; (c) deducting the liabilities of the Portfolio; (d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at amortized cost as well as income accrued but not yet received.

     The Portfolio uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Portfolio's investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Portfolio of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

     The Portfolio may use the amortized cost method to determine its net asset value so long as the Portfolio does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Portfolio of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.


     The Board has established procedures designed to stabilize the Portfolio's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations. When available market quotations are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share.

REDEMPTION IN KIND

     The Portfolio will not redeem shares representing an interest in the Portfolio in kind (i.e., by distributing its portfolio securities).

BACKUP WITHHOLDING

     Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

     Each AIM Fund and other payers, generally must withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Portfolio with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

     An investor is subject to backup withholding if:

          1. the investor fails to furnish a correct TIN to the Portfolio;

          2. the IRS notifies the Portfolio that the investor furnished an incorrect TIN;

          3. the investor or the Portfolio is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

          4. the investor fails to certify to the Portfolio that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

          5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

     Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.


     Certain payees and payments are exempt from backup withholding and information reporting. AIM or AIS will not provide Form 1099 to those payees.


     Investors should contact the IRS if they have any questions concerning withholding.

     IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

     NON-RESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


     It is the present policy of the Portfolio to declare dividends on each business day and pay dividends monthly. It is the Portfolio's intention to distribute substantially all of its net investment income and realized net capital gains. The Portfolio does not expect to realize any long-term capital gains and losses.



     Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to AIS at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.


     All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, the shareholder may request that all dividends declared up to the date of redemption be paid to the shareholder along with the proceeds of the redemption. If no request is made, dividends will be paid on the next dividend date. Information concerning the amount of the dividends declared on any particular day will normally be available by 6:00 p.m. Eastern time on that day.

     The dividend accrued and paid for each class of shares of the Portfolio will consist of (a) income accrued and discounts earned less amortization of premiums, if any, for the Portfolio, allocated based upon such class' pro rata share of the total shares outstanding which relate to the Portfolio, less (b) Trust expenses accrued for the applicable dividend period attributable to the Portfolio, such as custodian fees and accounting expenses, allocated based upon each such class' pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.


     Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the Portfolio or the net income per share of a class of the Portfolio for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio was reduced, or was anticipated to be reduced, below $1.00, the Board might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense or loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or in its receiving upon redemption a price per share lower than that which it paid.


TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.


     QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and intends to maintain its qualifications as such in each of its taxable years. As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.


     In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived from to its business of investing in such stock, securities or currencies and (for Portfolio taxable years beginning after October 22, 2004) net income derived from certain publicly traded partnerships (the "Income Requirement").



     In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, securities of certain publicly traded partnerships (for Portfolio taxable years beginning after October 22, 2004), and securities of other issuers, as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.



     If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders and will be included in the qualified dividend income of noncorporate shareholders.


     DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made an election to accrue market discount into income. If the Portfolio purchases a debt obligation that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

     EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.


     The Portfolio generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances the Portfolio may elect to pay a minimal amount of excise tax.



     PORTFOLIO DISTRIBUTIONS. The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations or be included in the qualified dividend income of noncorporate shareholders.



     The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for non-corporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired its shares. Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

     Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

     Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another portfolio). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

     SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Under current law, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum tax rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares, and any such loss will be disallowed to the extent of any dividends that were received within the six-month period. Capital losses in any year are deductible under current law only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

     BACKUP WITHHOLDING. The Portfolio may be required to withhold 28% of distributions and/or redemption payments. For more information refer to "Purchases, Redemption and Pricing of Shares -- Backup Withholding."


     FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a non-resident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term and short-term capital gain and of ceratin types of interest income) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed net capital gain.



     As a consequence of the enactment of the American Jobs Creation Act of 2004, such a foreign shareholder will also generally be exempt from U.S. federal income tax on distributions that the Portfolio designates as "short-term capital gain dividends" or as "interest-related dividends" for Portfolio taxable years beginning after December 31, 2004 and before January 1, 2008. The aggregate amount that may be designated as short-term capital gain dividends for a Portfolio's taxable year is generally equal to the excess (if any) of the Portfolio's net short-term capital gain over its net long-term capital loss. The aggregate amount designated as interest-related dividends for any Portfolio taxable year is generally limited to the excess of the amount of "qualified interest income" of the Portfolio over allocable expenses. Qualified interest income is generally equal to the sum of a Portfolio's U.S.-source income that constitutes (1) bank deposit interest; (2) short-term original issue discount that is exempt from withholding tax; (3) interest on a debt obligation which is in registered form, unless it is earned on a debt obligation issued by a corporation or partnership in which the Portfolio holds a 10-percent ownership interest or its payment is contingent on certain events; and (4) interest-related dividends received from another regulated investment company.



     If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, short-term capital gain dividends, interest-related dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.


     In the case of foreign non-corporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of their foreign status.


     Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.


     Transfers by gift of shares of a Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. Estates of decedents dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of a Portfolio's shares attributable to "qualifying assets" held by the Portfolio at the end of the quarter immediately preceding the decedent's death (or such other time as the Internal Revenue Service may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of a Portfolio's assets that constituted qualifying assets at the end of each quarter of its taxable year.


     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.


     EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


     Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Trust.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLAN

     The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class (the "Plan"). The Portfolio, pursuant to the Plan, pays FMC compensation at the annual rate, shown immediately below, of the Portfolio's average daily net assets.


CLASS                                         ANNUAL RATE
  Cash Management Class                          0.10%
  Personal Investment Class                      0.75%
  Private Investment Class                       0.50%
  Reserve Class                                  1.00%
  Resource Class                                 0.20%
  Sweep Class                                    0.25%

     The Plan compensates FMC for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Portfolio. Such activities include, but are not limited to the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Plan.

     Amounts payable by the Portfolio under the Plan need not be directly related to the expenses actually incurred by FMC on behalf of the Portfolio. The Plan does not obligate the Portfolio to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan. Thus, even if FMC's actual expenses exceed the fee payable to FMC at any given time, the Portfolio will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

     FMC may from time to time waive or reduce any portion of its 12b-1 fee for Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Trust.

     The Portfolio may pay a service fee of up to 0.25% of the average daily net assets of the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class to selected dealers, banks and financial institutions or their affiliates, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Portfolio. Under the terms of a shareholder service agreement, such personal shareholder services include (i) answering customer inquiries regarding the shares of these classes and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment of customer cash account balances in the shares of these classes; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Trust may request on behalf of the shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation.

     Under a Shareholder Service Agreement, a Portfolio agrees to pay periodically fees to selected dealers, banks and other financial institutions or their affiliates who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Portfolio during such period at the annual rate specified in each agreement based on the average daily net asset value of the Portfolio shares purchased. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Portfolio shares are held.

     Selected dealers and other institutions entitled to receive compensation for selling Portfolio shares may receive different compensation for selling shares of one particular class over another. Under the Plan, certain financial institutions which have entered into service agreements and which sell shares of the Portfolio on an agency basis, may receive payments from the Portfolio pursuant to the Plan. FMC does not act as principal, but rather as agent for the Portfolio, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plan. These payments are an obligation of the Portfolio and not of FMC.

     Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").


     See Appendix J for a list of the amounts paid by each class of shares of the Portfolio to FMC pursuant to the Plan for the year, or period, ended August 31, 2004 and Appendix K for an estimate by activity of the allocation of actual fees paid by each class of shares of the Portfolio pursuant to the Plan for the year, or period, ended August 31, 2004.



     As required by Rule 12b-1, the Plan and related form of Shareholder Service Agreement was approved by the Board, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1

Trustees"). In approving the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class of the Portfolio and its respective shareholders.

     The anticipated benefits that may result from the Plan with respect to the applicable classes of the Portfolio and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio.


     Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board, including a majority of the Rule 12b-1 Trustees. The Plan may be terminated as to the Portfolio or any class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.


     Any change in the Plan that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

DISTRIBUTOR

     The Trust has entered into a master distribution agreement relating to the Portfolio (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which FMC acts as the distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P. O. Box 4497, Houston, Texas 77210-4497. Certain Trustees and officers of the Trust are affiliated with FMC. See "Management of the Trust."

     The Distribution Agreement provides FMC with the exclusive right to distribute the shares of each class of the Portfolio on a continuous basis directly and through other broker-dealers with whom FMC has entered into selected dealer agreements. FMC has not undertaken to sell any specified number of shares of any classes of the Portfolio. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Trust and the costs of preparing and distributing any other supplemental sales literature.

     The Trust (on behalf of any class of the Portfolio) or FMC may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of their assignment.

     FMC may, from time to time at its expense, pay a fee to broker-dealers, banks or other financial institutions for operational and/or marketing support, including support for distribution programs or platforms. Such fees will not impose additional expenses on a class, nor will they change the price paid by investors for the purchase of the applicable classes' shares or the amount that any particular class will receive as proceeds from such sales.

                              BANKING REGULATIONS

     On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. Generally this Act removed the regulatory barriers previously established between banks and bank holding companies, insurance companies, and broker-dealers. Various provisions of this Act became effective immediately, while others were phased in after enactment.

     Among the various regulatory changes imposed by the Gramm-Leach-Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. The revised definition of "broker" removes an exclusion from broker registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, a bank may offer participation in "sweep programs" without registering as a broker under the new regulations. As of the date of this Statement of Additional Information, the SEC is not requiring compliance with the provisions of the Gramm-Leach-Bliley Act related to the definition of broker. Once the SEC begins to enforce these provisions of the Act (and any or regulations related thereto), banks may be required to reassess their activities to determine whether registration as a broker is appropriate.

                        CALCULATION OF PERFORMANCE DATA

     Although performance data may be useful to prospective investors when comparing a Portfolio's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by the Portfolio.

  Yield Quotations

     Yield is a function of the type and quality of the Portfolio's investments, the maturity of the securities held in the Portfolio and the operating expense ratio of the Portfolio. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

     Income calculated for purposes of calculating the Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Portfolio may differ from the rate of distributions from the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

     The standard formula for calculating annualized yield for the Portfolio is as follows:

         Y =      (V + V)          X           365
                 ---------                     ----
                   1 V 0                        7
                     0

Where  Y    =    annualized yield.
       V    =    the value of a hypothetical pre-existing account in the
       0         Portfolio having a balance of one share at the beginning of a stated seven-day period.
       V    =    the value of such an account at the end of the stated
       1         period.

     The standard formula for calculating effective annualized yield for the Portfolio is as follows:

                 365/7
       EY   =    (Y + 1) +1
Where  EY   =    effective annualized yield.
       Y    =    annualized yield, as determined above.

     The yield for each class of the Portfolio is found in Appendix L.

  Performance Information

     From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Portfolio's yield and total return.

     The performance of the Portfolio will vary from time to time and past results are not necessarily indicative of future results.

     Yield figures for the Portfolio is neither fixed nor guaranteed. The Portfolio may provide performance information in reports, sales literature and advertisements. The Portfolio may also, from time to time, quote information about the Portfolio published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Portfolio. The following is a list of such publications or media entities:

           ABA Banking Journal                       Institutional Investor
             American Banker                         Pensions & Investments
               CFO Magazine                        Treasury & Risk Management

     The Portfolio may also compare its performance to performance data of similar mutual funds as published by the following services:

            Bank Rate Monitor                         Money Fund Averages
                Bloomberg                       Mutual Fund Values (Morningstar)
                Donoghue's                                  Stanger
             iMoney Net, Inc.                               TeleRate
               Lipper, Inc.                               Weisenberger

     The Portfolio's performance may also be compared in advertising to the performance of comparative benchmarks such as the following: Consumer Price Index, Lehman Municipal Bond Fund Index and Standard & Poor's 500 Stock Index.

     The Portfolio may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

     Overnight -- 30 day Treasury Repurchase Agreements
     90 day Treasury Bills
     90 -- 180 day Commercial Paper

     Advertising for the Portfolio may from time to time include discussions of general economic conditions and interest rates. Advertising for the Portfolio may also include references to the use of the Portfolio as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Portfolio may disclose: (i) the largest holdings in the Portfolio's portfolio; (ii) certain selling group members; and/or (iii) certain institutional shareholders.

     From time to time, the Portfolio's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.


                  REGULATORY INQUIRIES AND PENDING LITIGATION



     The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.



     As described in the prospectuses for the AIM Funds, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, and A I M Advisors, Inc. ("AIM"), the investment advisor to the AIM Funds, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.



     In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future. This statement of additional information will be supplemented periodically to disclose any such additional regulatory actions, civil lawsuits and/or regulatory inquiries.



 Ongoing Regulatory Inquiries Concerning IFG and AIM



     IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG.



     AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds.



  Private Civil Actions Alleging Market Timing



     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix M-1.



     All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix M-1. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. This lawsuit is identified in Appendix M-1.



  Private Civil Actions Alleging Improper Use of Fair Value Pricing



     Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix M-2.

 Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees



     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix M-3.



  Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes



     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix M-4.



  Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements



     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix M-5.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

     The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

     Moody's corporate ratings areas follows:

          Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

          A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

     Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

     PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

     Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

     Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

     Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

     Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

     Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

     In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

     In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

     The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

     MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

     Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

     MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

     MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

          STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

     Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

     S&P describes its ratings for corporate and municipal bonds as follows:

          AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

          AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

          A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

          BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          NR:  Not Rated.

                                S&P DUAL RATINGS

     S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     These categories are as follows:

          A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

          A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          B: Issues rated "B" are regarded as having only speculative capacity for timely payment.

          C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          D: Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

     An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

     Note rating symbols are as follows:

          SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

          SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          SP-3:  Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

     Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

     Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term "AAA" - "BBB" categories; Short-term
"F1" - "F3") indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term "BB" - "D"; Short-term "B" - "D") either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on "AAA" rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for "BBB" rated bonds was 0.35%, and for "B" rated bonds, 3.0%.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

     The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

     Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

     A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

     NR:  Indicates that Fitch does not rate the specific issue.

     WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

     RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

     BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

     B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

     CC:  Default of some kind appears probable.

     C:  Bonds are in imminent default in payment of interest or principal.

     DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                        FITCH SHORT-TERM CREDIT RATINGS

     The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

     F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

     F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

     B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B

                             TRUSTEES AND OFFICERS

                             As of August 31, 2004



     The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with any predecessor entities, if any.



---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                         OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                     DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
  ROBERT H. GRAHAM(1) -- 1946         1977        Director and Chairman, A I M Management       None
  Trustee and President                           Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman of AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc. (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
 --------------------------------------------------------------------------------------------------------------
  MARK H. WILLIAMSON(2) -- 1951       2003        Director, President and Chief Executive       None
  Trustee and Executive Vice                      Officer, A I M Management Group Inc.
  President                                       (financial services holding company);
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director, A I M Capital
                                                  Management, Inc. (registered investment
                                                  advisor) and A I M Distributors, Inc.
                                                  (registered broker dealer); Director and
                                                  Chairman, AIM Investment Services, Inc.
                                                  (registered transfer agent), Fund
                                                  Management Company (registered broker
                                                  dealer); INVESCO Distributors, Inc.
                                                  (registered broker dealer); and Chief
                                                  Executive Officer, AMVESCAP PLC -- AIM
                                                  Division (parent of AIM and a global
                                                  investment management firm)
                                                  Formerly: Director, Chairman, President and
                                                  Chief Executive Officer, INVESCO Funds
                                                  Group, Inc.; President and Chief Executive
                                                  Officer, INVESCO Distributors, Inc.; Chief
                                                  Executive Officer, AMVESCAP PLC -- Managed
                                                  Products; Chairman and Chief Executive
                                                  Officer of NationsBanc Advisors, Inc.; and
                                                  Chairman of NationsBanc Investments, Inc.
 --------------------------------------------------------------------------------------------------------------
  INDEPENDENT TRUSTEES
 --------------------------------------------------------------------------------------------------------------
  BRUCE L. CROCKETT(3) -- 1944        1993        Chairman, Crockett Technology Associates      ACE Limited
  Trustee and Chair                               (technology consulting company)               (insurance
                                                                                                company); and
                                                                                                Captaris, Inc.
                                                                                                (unified
                                                                                                messaging
                                                                                                provider)
 --------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------


---------------

(1) Mr. Graham is considered an interested person of the Trust because he is an officer and a trustee of the advisor to, and a trustee of the principal underwriter of, the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.


(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.


(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                         OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                     DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
  BOB R. BAKER -- 1936                2003        Retired                                       None
  Trustee
                                                  Formerly: President and Chief Executive
                                                  Officer, AMC Cancer Research Center; and
                                                  Chairman and Chief Executive Officer, First
                                                  Columbia Financial Corporation
 --------------------------------------------------------------------------------------------------------------
  FRANK S. BAYLEY -- 1939             2001        Retired                                       Badgley Funds,
  Trustee                                                                                       Inc.
                                                  Formerly: Partner, law firm of Baker &        (registered
                                                  McKenzie                                      investment
                                                                                                company)
 --------------------------------------------------------------------------------------------------------------
  JAMES T. BUNCH -- 1942              2003        Co-President and Founder, Green, Manning &    None
  Trustee                                         Bunch Ltd. (investment banking firm); and
                                                  Director, Policy Studies, Inc. and Van
                                                  Gilder Insurance Corporation.
 --------------------------------------------------------------------------------------------------------------
  ALBERT R. DOWDEN -- 1941            2000        Director of a number of public and private    Cortland Trust
  Trustee                                         business corporations, including the Boss     Inc. (Chairman)
                                                  Group, Ltd. (private investment and           (registered
                                                  management) and Magellan Insurance Company    investment
                                                                                                company);
                                                  Formerly: Director, President and Chief       Annuity and
                                                  Executive Officer, Volvo Group North          Life Re
                                                  America, Inc.; Senior Vice President, AB      (Holdings),
                                                  Volvo and director of various affiliated      Ltd. (insurance
                                                  Volvo Group companies                         company)
 --------------------------------------------------------------------------------------------------------------
  EDWARD K. DUNN, JR. -- 1935         1998        Retired                                       None
  Trustee
                                                  Formerly, Chairman, Mercantile Mortgage
                                                  Corp.; Vice Chairman, President and Chief
                                                  Operating Officer, Mercantile-Safe Deposit
                                                  & Trust Co.; and President, Mercantile
                                                  Bankshares Corp.
 --------------------------------------------------------------------------------------------------------------
  JACK M. FIELDS -- 1952              1997        Chief Executive Officer, Twenty First         Administaff,
  Trustee                                         Century Group, Inc. (government affairs       and Discovery
                                                  company) and Texana Timber LP (sustainable    Global
                                                  forestry company)                             Education Fund
                                                                                                (non-profit)
 --------------------------------------------------------------------------------------------------------------
  CARL FRISCHLING -- 1937             1980        Partner, law firm of Kramer Levin Naftalis    Cortland Trust,
  Trustee                                         and Frankel LLP                               Inc.
                                                                                                (registered
                                                                                                investment
                                                                                                company)
 --------------------------------------------------------------------------------------------------------------
  GERALD J. LEWIS -- 1933             2003        Chairman, Lawsuit Resolution Services (San    General
  Trustee                                         Diego, California)                            Chemical Group,
                                                                                                Inc.
                                                  Formerly: Associate Justice of the
                                                  California Court of Appeals
 --------------------------------------------------------------------------------------------------------------
  PREMA MATHAI-DAVIS -- 1950          1998        Formerly: Chief Executive Officer, YWCA of    None
  Trustee                                         the USA
 --------------------------------------------------------------------------------------------------------------
  LEWIS F. PENNOCK -- 1942            1981        Partner, law firm of Pennock & Cooper         None
  Trustee
 --------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                         OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                     DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
  RUTH H. QUIGLEY -- 1935             2001        Retired                                       None
  Trustee
 --------------------------------------------------------------------------------------------------------------
  LOUIS S. SKLAR -- 1939              1989        Executive Vice President, Development and     None
  Trustee                                         Operations, Hines Interests Limited
                                                  Partnership (real estate development
                                                  company)
 --------------------------------------------------------------------------------------------------------------
  LARRY SOLL -- 1942                  2003        Retired                                       None
  Trustee
 --------------------------------------------------------------------------------------------------------------
  OTHER OFFICERS
 --------------------------------------------------------------------------------------------------------------
  LISA O. BRINKLEY(4) -- 1959         2004        Senior Vice President, A I M Management       N/A
  Senior Vice President and                       Group Inc. (financial services holding
  Chief Compliance Officer                        company); Senior Vice President and Chief
                                                  Compliance Officer, A I M Advisors, Inc.;
                                                  Vice President and Chief Compliance
                                                  Officer, A I M Capital Management, Inc. and
                                                  A I M Distributors, Inc.; Vice President,
                                                  AIM Investment Services, Inc. and Fund
                                                  Management Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware Investments
                                                  Family of Funds
 --------------------------------------------------------------------------------------------------------------
  KEVIN M. CAROME -- 1956             2003        Director, Senior Vice President, Secretary    N/A
  Senior Vice President, Chief                    and General Counsel, A I M Management Group
  Legal Officer and Secretary                     Inc. (financial services holding company)
                                                  and A I M Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.; Vice
                                                  President, A I M Capital Management, Inc.,
                                                  and AIM Investment Services, Inc.;
                                                  Director, Vice President and General
                                                  Counsel, Fund Management Company; and
                                                  Senior Vice President, A I M Distributors,
                                                  Inc.
                                                  Formerly: Senior Vice President and General
                                                  Counsel, Liberty Financial Companies, Inc.;
                                                  Senior Vice President and General Counsel,
                                                  Liberty Funds Group, LLC; and Vice
                                                  President, A I M Distributors, Inc.
 --------------------------------------------------------------------------------------------------------------
  STUART W. COCO -- 1955              2002        Managing Director and Director of Money       N/A
  Vice President                                  Market Research and Special Projects, A I M
                                                  Capital Management, Inc.; and Vice
                                                  President, A I M Advisors, Inc.
 --------------------------------------------------------------------------------------------------------------
  SIDNEY M. DILGREN -- 1961           2004        Vice President and Fund Treasurer, A I M      N/A
  Vice President and Treasurer                    Advisors, Inc.
                                                  Formerly: Vice President, A I M
                                                  Distributors, Inc.; and Senior Vice
                                                  President, AIM Investment Services, Inc.
 --------------------------------------------------------------------------------------------------------------
  EDGAR M. LARSEN -- 1940             2002        Executive Vice President, A I M Management    N/A
  Vice President                                  Group, Inc.; Senior Vice President, A I M
                                                  Advisors, Inc.; and President, Director of
                                                  Investments, Chief Executive Officer and
                                                  Chief Investment Officer, A I M Capital
                                                  Management, Inc.
                                                  Formerly: Director, A I M Management Group,
                                                  Inc. and A I M Advisors, Inc.; and Director
                                                  and Chairman of A I M Capital Management,
                                                  Inc.
 --------------------------------------------------------------------------------------------------------------
  KAREN DUNN KELLEY -- 1960           1989        Director of Cash Management, Managing         N/A
  Vice President                                  Director and Chief Cash Management Officer,
                                                  A I M Capital Management, Inc.; Director
                                                  and President, Fund Management Company; and
                                                  Vice President, A I M Advisors, Inc.
 --------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------


---------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.

         TRUSTEE OWNERSHIP OF PORTFOLIO SHARES AS OF DECEMBER 31, 2003



-------------------------------------------------------------------------------------------------------------------------------
                                                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                    SECURITIES IN ALL REGISTERED
                                                                                    INVESTMENT COMPANIES OVERSEEN
                                    DOLLAR RANGE OF EQUITY SECURITIES                       BY TRUSTEE IN
          NAME OF TRUSTEE                   IN THE PORTFOLIO               THE AIM FAMILY OF FUNDS--REGISTERED TRADEMARK--
-------------------------------------------------------------------------------------------------------------------------------
     Robert H. Graham
                                                   -0-                                   Over $100,000
-------------------------------------------------------------------------------------------------------------------------------
     Mark H. Williamson
                                                   -0-                                   Over $100,000
-------------------------------------------------------------------------------------------------------------------------------
     Bob R. Baker
                                                   -0-                                   Over $100,000
-------------------------------------------------------------------------------------------------------------------------------
     Frank S. Bayley
                                                   -0-                                 $50,001-$100,000
-------------------------------------------------------------------------------------------------------------------------------
     James T. Bunch
                                                   -0-                                   Over $100,000
-------------------------------------------------------------------------------------------------------------------------------
     Bruce L. Crockett
                                                   -0-                                  $10,000-$50,000
-------------------------------------------------------------------------------------------------------------------------------
     Albert R. Dowden
                                                   -0-                                   Over $100,000
-------------------------------------------------------------------------------------------------------------------------------
     Edward K. Dunn, Jr.
                                                   -0-                                 Over $100,000(5)
-------------------------------------------------------------------------------------------------------------------------------
     Jack M. Fields
                                                   -0-                                 Over $100,000(5)
-------------------------------------------------------------------------------------------------------------------------------
     Carl Frischling
                                                   -0-                                 Over $100,000(5)
-------------------------------------------------------------------------------------------------------------------------------
     Gerald J. Lewis
                                                   -0-                                 $50,001-$100,000
-------------------------------------------------------------------------------------------------------------------------------
     Prema Mathai-Davis
                                                   -0-                                   $1-$10,000(5)
-------------------------------------------------------------------------------------------------------------------------------
     Lewis F. Pennock
                                                   -0-                                 $50,001-$100,000
-------------------------------------------------------------------------------------------------------------------------------
     Ruth H. Quigley
                                                   -0-                                    $1-$10,000
-------------------------------------------------------------------------------------------------------------------------------
     Louis S. Sklar
                                                   -0-                                 Over $100,000(5)
-------------------------------------------------------------------------------------------------------------------------------
     Larry Soll
                                                   -0-                                   Over $100,000
-------------------------------------------------------------------------------------------------------------------------------


---------------


(5) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEE COMPENSATION TABLE


     Set forth below is information regarding compensation paid or accrued for each trustee of the Trust (including its predecessor fund) who was not affiliated with AIM during the year ended December 31, 2003:




                                                                             ESTIMATED        TOTAL
                                              RETIREMENT                      ANNUAL       COMPENSATION
                                              AGGREGATE      RETIREMENT    BENEFITS UPON       FROM
                                             COMPENSATION     BENEFITS      RETIREMENT      AIM FUNDS
                                               FROM THE      ACCRUED BY        FROM          PAID TO
                  TRUSTEE                      TRUST(1)      AIM FUNDS       AIM FUNDS     TRUSTEES(4)
  Bob R. Baker(5)                              $26,677        $ 32,635       $114,131        $154,554
  Frank S. Bayley                               30,864         131,228         90,000         159,000
  James T. Bunch(5)                             26,677          20,436         90,000         138,679
  Bruce L. Crockett                             30,864          46,000         90,000         160,000
  Albert R. Dowden                              30,694          57,716         90,000         159,000
  Edward K. Dunn, Jr.                           30,864          94,860         90,000         160,000
  Jack M. Fields                                30,864          28,036         90,000         159,000
  Carl Frischling(6)                            30,682          40,447         90,000         160,000
  Gerald J. Lewis(5)                            26,677          20,436         90,000         142,054
  Prema Mathai-Davis                            30,864          33,142         90,000         160,000
  Lewis F. Pennock                              30,864          49,610         90,000         160,000
  Ruth H. Quigley                               30,864         126,050         90,000         160,000
  Louis S. Sklar                                30,864          72,786         90,000         160,000
  Larry Soll, Ph.D.(5)                          26,677          48,830        108,090         140,429


---------------


(1) Amounts shown are based on the fiscal year ended August 31, 2004. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2004, including earnings, was $111,141.



(2) During the fiscal year ended August 31, 2004, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $296,664.



(3) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustees' retirement. These estimated benefits assume each trustee serves until his or her normal retirement date and has ten years of service.



(4) All trustees currently serve as trustees of 19 registered investment companies advised by AIM.



(5) Messrs. Baker, Bunch and Lewis and Dr. Soll were elected as trustees of the Trust on October 31, 2003.



(6) During the fiscal year ended August 31, 2004, the Trust paid $127,568 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner in such firm.

                                   APPENDIX D



                             PROXY VOTING POLICIES



PROXY POLICIES AND PROCEDURES


(AS AMENDED SEPTEMBER 16, 2004)



A.  Proxy Policies



    Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.



    I. Boards Of Directors



       A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.



       There are some actions by directors that should result in votes being withheld. These instances include directors who:



       - Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;



       - Attend less than 75 percent of the board and committee meetings without a valid excuse;



       - Implement or renew a dead-hand or modified dead-hand poison pill;



       - Sit on the boards of an excessive number of companies;



       - Enacted egregious corporate governance or other policies or failed to replace management as appropriate;



       - Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or



       - Ignore a shareholder proposal that is approved by a majority of the shares outstanding.



       Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:



       - Long-term financial performance of the target company relative to its industry;



       Management's track record;



       - Portfolio manager's assessment;



       - Qualifications of director nominees (both slates);



       - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and



       - Background to the proxy contest.

 II.   Independent Auditors



       A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:



       - It is not clear that the auditors will be able to fulfill their function;



       - There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or



       - The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.



 III.  Compensation Programs



       Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.



       - We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.



       - We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.



       - We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.



       - We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.



       - We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.



 IV.   Corporate Matters



       We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.



       - We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.



       - We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.



       - We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.



       - We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

 V.    Shareholder Proposals



    Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.



       - We will generally abstain from shareholder social and environmental proposals.



       - We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.



       - We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.



       - We will generally vote for proposals to lower barriers to shareholder action.



       - We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).



 VI.   Other



       - We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.



       - We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.



       - We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.



       AIM's proxy policies, and the procedures noted below, may be amended from time to time.



B.  Proxy Committee Procedures



    The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.



    The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.



    AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds' Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.



    In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of
    Trustees:



    1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.



    2. AIM will not publicly announce its voting intentions and the reasons therefore.

    3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.



    4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.



C.  Business/Disaster Recovery



    If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.



D.  Restrictions Affecting Voting



    If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.



E.  Conflicts of Interest



    The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.



    In the event that AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds' Board of Trustees in the next quarterly report.



    To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.



F.  Fund of Funds



    When an AIM Fund that invests in another AIM Fund(s) has the right to vote on the proxy of the underlying AIM Fund, AIM will seek guidance from the Board of Trustees of the investing AIM Fund on how to vote such proxy.

                                   APPENDIX E

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

     A shareholder who owns beneficially 25% or more of the outstanding securities of a portfolio is presumed to "control" that portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


     All information listed below is as of November 12, 2004.


CASH ASSETS PORTFOLIO*

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
AIM Management Inc. ....      NA            100%           NA           NA           NA           NA            NA
  11 Greenway Plaza,
  Suite 100
  Houston, TX 77046
  Attn: David Hessel
----------------------------------------------------------------------------------------------------------------------

---------------


* Cash Assets Portfolio had not commenced operations as of November 12, 2004.


GOVERNMENT & AGENCY PORTFOLIO


                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1                   --          17.09%           --           --           --           --            --
  Attn: Brian Smith
  Money Market Portfolio
  Admin.
  11 Greenway Plaza,
  Ste. 100
  Houston, TX 77046
----------------------------------------------------------------------------------------------------------------------
AMEX Trust US Gov't
  Securities............       --           9.54%           --           --           --           --            --
  Attn: Randall Anderson
  990 AXP Financial
  Center
  Minneapolis, MN 55474
----------------------------------------------------------------------------------------------------------------------
AmSouth Capital
  Markets...............       --             --            --         6.47%          --           --            --
  315 Deaderick St., 4th
  Floor
  Nashville, TN 37237
----------------------------------------------------------------------------------------------------------------------
Bank of China, New York
  Branch................       --          13.07%           --           --           --           --            --
  Attn: Sylvia Lee
  410 Madison Ave.
  New York, NY 10017
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --        41.38%          --           --            --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10286
----------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --        13.57%          --           --            --
  Attn: Sheryl Covelli
  440 Mamaroneck, 5th
  Floor
  Harrison, NY 10528
----------------------------------------------------------------------------------------------------------------------
Bank of Springfield.....       --             --         30.67%          --           --           --            --
  Attn: Brenda Stroh
  3400 West Wabash
  Springfield, IL 62707
----------------------------------------------------------------------------------------------------------------------
Carey and Company.......                      --            --           --           --        13.10%           --
  c/o Huntington Trust
  Co.
  7 Easton Oval
  EA 4E70
  Columbus, OH 43219
----------------------------------------------------------------------------------------------------------------------
Community Bank..........       --             --          5.24%          --        35.22%          --            --
  Attn: Lisa Sanders
  500 S. Morgan
  Granbury, TX 76048
----------------------------------------------------------------------------------------------------------------------
Community Bank, DeSoto
  County................       --             --            --           --         6.17%          --            --
  Attn: Gladys Ricks
  6910 Airways Blvd.
  P.O. Box 129
  Southhaven, MS 38671
----------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --             --            --           --           --         8.48%           --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
----------------------------------------------------------------------------------------------------------------------
Fund Services Advisors,
  Inc. .................     8.30%          8.33%           --           --           --           --            --
  Attn: Fund Manager
  777 S. Figueroa St.
  Suite 3200
  Los Angeles, CA 90017
----------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --             --         52.35%          --        20.24%          --            --
  Buck Boyer
  8333 Douglas Avenue
  Suite 820
  Dallas, TX 75225
----------------------------------------------------------------------------------------------------------------------
Henderson Sub
  Accounts..............    11.70%            --            --           --           --                         --
  240 Water Street
  Henderson, NV 89015
----------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A. .....       --                           --           --           --        15.32%           --
  135 South LaSalle St.
  Chicago, IL 60603
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
M&T Securities Shell
  Account...............       --             --            --           --           --        10.19%           --
  Appletree Business
  Park
  2875 Union Rd., Suite
  30-33
  Cheektowaga, NY 14277
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................       --             --            --           --           --        11.61%           --
  Attn: Bill Cairney
  1 Pierrepont Plaza,
  7th Fl.
  Brooklyn, NY 11201
----------------------------------------------------------------------------------------------------------------------
Nat City Investments,
  Inc...................     6.00%            --            --         5.24%          --           --            --
  629 Euclid Avenue
  13th Floor, LOC 3131
  Cleveland, OH 44114
----------------------------------------------------------------------------------------------------------------------
Resource Bank & Trust...       --             --            --           --         6.42%          --            --
  Attn: David Lindsey
  P.O. Box 1209
  Slidell, LA 70459
----------------------------------------------------------------------------------------------------------------------
Simmons First National
  Bank..................    27.00%            --            --           --           --           --            --
  Attn: Neal Jenkins
  8315 Cantrell Road
  Suite 200
  Little Rock, AR 72227
----------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --             --            --           --           --        20.09%           --
  c/o Chase Enterprises
  280 Trumbell Street
  Hartford, CT 06103
----------------------------------------------------------------------------------------------------------------------
STAR Financial Bank,
  Anderson..............       --             --         11.66%          --        27.91%          --            --
  6230 Bluffton Rd.
  Ft. Wayne, IN 46809
----------------------------------------------------------------------------------------------------------------------
Texas Treasury
  Safekeeping Trust
  Co. ..................       --           8.06%           --           --           --           --            --
  Attn: Lalo
  Torres/Kelly Tomkinson
  208 E. 10th Street,
  Rm. 402
  Austin, TX 78701
----------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets,
  LLC -- Sub-Accounts...     9.18%            --            --           --           --           --            --
  8739 Research Dr.
  Attn: Money Funds
  Charlotte, NC 28288
----------------------------------------------------------------------------------------------------------------------


GOVERNMENT TAXADVANTAGE PORTFOLIO


                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Bank of America N.A. ...       --          12.98%           --           --           --           --            --
  M.C. TX1-945-08-18
  411 North Ackard
  Street
  Dallas, TX 75201-3307
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --        44.57%          --           --            --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10268
----------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma........       --             --         96.65%          --           --           --            --
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
----------------------------------------------------------------------------------------------------------------------
Bear Stearns -- PCS ....    56.46%            --            --           --           --           --            --
  Attn: Denise LiLorenzo
  1 Metrotech Center
  Brooklyn, NY 11021
----------------------------------------------------------------------------------------------------------------------
Fox and Co. ............    31.53%            --            --           --           --           --            --
  P.O. Box 976
  New York, NY 10268
----------------------------------------------------------------------------------------------------------------------
Frost National
  Bank -- TX............       --          25.20%           --        18.94%          --           --            --
  c/o Frost
  Muir & Co
  P.O. Box 2479
  San Antonio, TX
  78298-2479
----------------------------------------------------------------------------------------------------------------------
Huntington Capital
  Corp. ................       --             --            --        19.85%          --           --            --
  41 S. High St. Ninth
  Floor
  Columbus, OH 43287
----------------------------------------------------------------------------------------------------------------------
Kanaly Trust Company....       --           6.64%           --           --           --           --            --
  4550 Post Oak Place
  Dr.,
  Ste. 139
  Attn: Operations
  Houston, TX 77027
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................       --             --            --           --           --        29.72%           --
  Attn: Bill Cairney
  1 Pierrepont Plaza,
  7th Floor
  Brooklyn, NY 11201
----------------------------------------------------------------------------------------------------------------------
NSCC Activity Account...    12.01%            --            --         8.09%          --           --            --
  11 Greenway Plaza
  17th Floor
  Houston, TX 77043
----------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --             --            --           --           --        68.26%           --
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
----------------------------------------------------------------------------------------------------------------------
Tice & Co...............       --          17.92%           --           --           --           --            --
  Attn: Debbie Potempa
  P.O. Box 1377
  Buffalo, NY 14240
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC..........       --             --            --         5.95%          --           --            --
  Attn: Money Funds
  Capital Markets
  8739 Research Drive
  Charlotte, NC
  28262-0675
----------------------------------------------------------------------------------------------------------------------
William Blair & Company,
  LLC...................       --           7.82%           --           --           --           --            --
  Attn: Meg Kelly
  222 W. Adams St.
  Chicago, IL 60606
----------------------------------------------------------------------------------------------------------------------
US Bank.................       --          19.03%           --           --           --           --            --
  Attn: ACM Dept.
  P.O. Box 1787
  Milwaukee, WI 53201
----------------------------------------------------------------------------------------------------------------------


LIQUID ASSETS PORTFOLIO


                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1............       --           8.79%           --           --           --           --            --
  ATTN: Brian Smith
  Money Market Portfolio
  Administration
  11 Greenway Plaza
  Suite 100
  Houston, TX 77046
----------------------------------------------------------------------------------------------------------------------
AIM Funds -- Sec Lending
  (MSDW)................       --           8.85%           --           --           --           --            --
  Attn: Michelle
  Gonzalez
  11 Greenway, Ste 100
  Houston, TX 77046
----------------------------------------------------------------------------------------------------------------------
Bank of New York........    24.78%            --            --        42.84%          --           --            --
  ATTN: Frank Notaro
  Stif/Master Note
  One Wall Street
  2nd Floor
  New York, NY 10286
----------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --        25.22%          --           --            --
  Attn: Sheryl Covelli
  440 Mamaroneck
  5th FL
  Harrison, NY 10528
----------------------------------------------------------------------------------------------------------------------
Bank of Springfield
  AAA...................       --             --          5.22%          --           --           --            --
  Sweep Investment
  ATTN: Brenda Stroh
  3400 West Wabash
  Springfield, IL 62707
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
CENCO...................       --             --            --           --           --        15.50%           --
  ATTN: AMG 7th Floor
  P.O. Box 10566
  Birmingham, AL 35296
----------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --             --          5.47%          --        10.91%          --            --
  Buck Boyer
  8333 Douglas Avenue
  Suite 820
  Dallas, TX 75225
----------------------------------------------------------------------------------------------------------------------
Harris Methodist (Texas
  Health Resources).....       --             --            --           --           --        22.86%           --
  ATTN: Sandy Reeves
  611 Ryan Plaza Dr
  6th Floor, Suite 630
  Arlington, TX 76011
----------------------------------------------------------------------------------------------------------------------
Mellon Bank, NA.........     5.74%            --            --           --           --           --            --
  ATTN: Pam Palmer
  P.O. Box 710
  Pittsburgh, PA
  15230-0710
----------------------------------------------------------------------------------------------------------------------
Mellon Global Cash
  Management Accounts...    13.79%            --            --           --           --           --            --
  Three Mellon Bank
  Center
  Room 2501
  Pittsburgh, PA
  15259-0001
----------------------------------------------------------------------------------------------------------------------
Microsoft Capital Group
  LP....................       --           6.97%           --           --           --           --            --
  6100 Neil Road
  Reno, NV 89511-1132
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................     7.57%         11.13%           --                        --        20.93%           --
  ATTN: Bill Cairney
  1 Pierrepont Plaza
  7th Floor
  Brooklyn, NY 11201
----------------------------------------------------------------------------------------------------------------------
NSCC Activity Account...     7.42%            --         69.72%        9.11%          --         8.49%           --
  11 Greenway Plaza
  17th Floor
  Houston, TX 77043
----------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney
  49....................       --             --            --           --           --        13.60%           --
  Attn: Chad Evans
  660 Newport Center Dr.
  Suite 1100
  Newport Beach, CA
  92660
----------------------------------------------------------------------------------------------------------------------
SSB Sec Lending for
  various AIM Funds.....       --           9.71%           --           --           --           --            --
  Attn: Franco Agapito
  2 International Place
  31st FL
  Boston, MA 02110
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Texas Capital Bank,
  N.A. .................       --             --         15.97%          --           --           --            --
  ATTN: Kitty Ramzy
  2100 McKinney Avenue
  Suite 900
  Dallas, TX 75201
----------------------------------------------------------------------------------------------------------------------
US Clearing/Fleet
  Securities............       --             --            --           --        86.96%          --            --
  ATTN: Jeffrey D'Auria
  26 Broadway
  New York, NY 10004
----------------------------------------------------------------------------------------------------------------------
William Blair & Company
  LLC...................     5.48%            --            --           --           --           --            --
  Attn: Meg Kelly
  222 West Adams St.
  Chicago, IL 60606
----------------------------------------------------------------------------------------------------------------------
Wilmington Trust
  Company...............     7.80%            --            --           --           --           --            --
  1100 North Market
  Street
  Wilmington, DE 19890
----------------------------------------------------------------------------------------------------------------------


STIC PRIME PORTFOLIO


                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1............       --          24.18%           --           --           --           --            --
  ATTN: Brian Smith
  Money Market Portfolio
  Administration
  11 Greenway Plaza
  Suite 100
  Houston, TX 77046
----------------------------------------------------------------------------------------------------------------------
AIM Funds -- Sec Lending
  (MSDW)................       --          24.36%           --           --           --           --            --
  ATTN: Michelle
  Gonzalez
  11 Greenway Plaza
  Suite 100
  Houston, TX 77046
----------------------------------------------------------------------------------------------------------------------
Bank of New York........    68.50%            --            --        48.02%          --           --            --
  ATTN: Frank Notaro
  Stif/Master Note
  One Wall Street
  2nd Floor
  New York, NY 10286
----------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --           --        89.77%          --            --
  ATTN: Sheryl Covelli
  440 Mamoroneck,
  5th Fl
  Harrison, NY 10528
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
BBH as agent for various
  AIM Retail Funds......       --           6.06%           --           --           --           --            --
  Attn: Kristen Hays
  40 Water St.
  Boston, MA 02109
----------------------------------------------------------------------------------------------------------------------
Citicorp, N.A...........       --           5.45%           --           --           --           --
  ATTN: Olivia McIntyrel
  333 West 34th St
  3rd Floor
  New York, NY 10001
----------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --             --         69.55%        6.62%          --           --            --
  ATTN: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
----------------------------------------------------------------------------------------------------------------------
Frost National Bank
  Tx....................     6.52%            --            --        11.92%          --           --            --
  Muir & Co, C/O Frost
  P.O. Box 2479
  San Antonio, TX
  78298-2479
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Global
  Cash Services.........     9.23%            --            --           --           --           --            --
  ATTN: Rene Godin
  4900 Sears Tower
  Chicago, IL 60606
----------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --             --         19.60%          --           --           --            --
  Buck Boyer
  8333 Douglas Avenue
  Suite 820
  Dallas, TX 75225
----------------------------------------------------------------------------------------------------------------------
Haws & Company..........       --             --            --           --           --        13.94%           --
  Attn: Operations
  P.O. Box 5845
  Denver, CO 80217
----------------------------------------------------------------------------------------------------------------------
Huntington Capital
  Corp. ................       --             --            --        12.30%          --           --            --
  41 S. High Street
  Ninth Floor
  Columbus, OH 43287
----------------------------------------------------------------------------------------------------------------------
NSCC Activity Account...       --             --            --         5.24%          --           --            --
  11 Greenway Plaza,
  17th FL
  Houston, TX 77043
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets,
  LLC -- Sub-Accounts...       --             --            --           --           --         8.51%           --
  ATTN: Money Funds
  8739 Research Drive
  Charlotte, NC 28288
----------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC --.......       --             --            --           --           --        59.34%           --
  ATTN: Money Funds
  Capital Markets
  8739 Research Drive
  Charlotte, NC
  28262-0675
----------------------------------------------------------------------------------------------------------------------


TREASURY PORTFOLIO


                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Bank of New York........    28.95%            --            --        37.89%          --           --            --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10286
----------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --           --        95.90%          --            --
  Attn: Sheryl Covelli
  440 Mamaroneck, 5th
  Floor
  Harrison, NY 10528
----------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma........    25.38%            --            --           --           --           --            --
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
----------------------------------------------------------------------------------------------------------------------
Bank United Securities
  Corp..................       --             --          7.16%          --           --           --            --
  Attn: Richard Roddy
  3200 Southwest Frwy
  TMS OPS DROP 1742
  Houston, TX 77027
----------------------------------------------------------------------------------------------------------------------
CENCO...................       --             --          5.46%          --           --         9.92%           --
  Attn: AMG 7th Floor
  P.O. Box 10566
  Birmingham, AL 35296
----------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............                      --         69.10%       15.00%          --           --            --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
----------------------------------------------------------------------------------------------------------------------
Frost National
  Bank -- TX............       --          19.80%           --           --           --           --            --
  c/o Frost
  Muir & Co
  P.O. Box 2479
  San Antonio, TX
  78298-2479
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Global
  Cash Services.........     5.00%            --            --           --                        --            --
  Attn: Rene Godin
  4900 Sears Tower
  Chicago, IL 60606
----------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --             --         11.63%          --           --           --            --
  Buck Boyer
  8333 Douglas Avenue
  Suite 820
  Dallas, TX 75225
----------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A. .....       --                           --           --           --        37.29%           --
  135 South LaSalle St.
  Chicago, IL 60690-1443
----------------------------------------------------------------------------------------------------------------------
NSCC Activity Account...       --                           --           --           --        14.27%           --
  11 Greenway Plaza
  17th Floor
  Houston, TX 77043
----------------------------------------------------------------------------------------------------------------------
Southwest Guaranty Trust
  Co. Fiduciary
  Account...............       --          14.88%           --           --           --           --            --
  Attn: Kathy Lorie
  2121 Sage Road, Suite
  150
  Houston, TX 77056
----------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --             --            --           --           --         6.98%           --
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
----------------------------------------------------------------------------------------------------------------------
Southwest Bank of Texas,
  NA....................       --           8.53%           --           --           --           --            --
  Institutional Custody
  and Securities
  Services
  4400 Post Oak Parkway
  5th Floor
  Houston, TX 77027
----------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........     6.65%                          --           --           --           --            --
  Attn: Karen Howard
  Centre Square
  Concourse
  Philadelphia, PA 19102
----------------------------------------------------------------------------------------------------------------------
Texas Commerce Bank
  National Association,
  as Custo..............       --           5.92%           --           --           --                         --
  Attn: Bill Pennington
  1585 Broadway
  New York, NY 10036
----------------------------------------------------------------------------------------------------------------------
U.S. Trust..............       --           9.20%           --           --           --                         --
  Attn: Jillian Eng
  499 Washington Blvd
  Jersey City, NJ 07310
----------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets,
  LLC -- Sub-Accounts...       --             --            --           --           --        24.14%           --
  Attn: Money Funds
  8739 Research Dr.
  Charlotte, NC 28288
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Zions First National
  Bank (CO).............       --             --            --        26.14%          --           --            --
  Attn: Trust
  Dept. -- Liz King
  P.O. Box 30880
  Salt Lake City, UT
  84130
----------------------------------------------------------------------------------------------------------------------


MANAGEMENT OWNERSHIP


     As of November 12, 2004, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of any portfolio.

                                   APPENDIX F

                                MANAGEMENT FEES


     For the last three fiscal years ended August 31, the management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio were as follows:


                              MANAGEMENT FEE PAYABLE               MANAGEMENT FEE WAIVERS
                       ------------------------------------   --------------------------------
   PORTFOLIO NAME         2004         2003         2002         2004        2003       2002
   --------------      ----------   ----------   ----------   ----------   --------   --------
Government & Agency
  Portfolio..........  $3,175,148   $3,311,317   $2,682,832   $1,069,542   $931,646   $679,909

                             NET MANAGEMENT FEE PAID
                       ------------------------------------
   PORTFOLIO NAME         2004         2003         2002
   --------------      ----------   ----------   ----------
Government & Agency
  Portfolio..........  $2,105,606   $2,379,671   $2,002,923

                                   APPENDIX G

                          ADMINISTRATIVE SERVICES FEES

     The Portfolio paid AIM the following amounts for administrative services for the last three fiscal years ended August 31:


                     PORTFOLIO NAME                         2004       2003       2002
                     --------------                       --------   --------   --------
Government & Agency Portfolio...........................  $595,254   $569,257   $385,269

                                   APPENDIX H

                             BROKERAGE COMMISSIONS

     During the last three fiscal years ended August 31, the Portfolio did not pay brokerage commissions.

                                   APPENDIX I

            DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS

DIRECTED BROKERAGE


     During the last fiscal year ended August 31, 2004, the Portfolio did not pay directed brokerage commissions.


PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS


     During the last fiscal year ended August 31, 2004, the Portfolio did not purchase securities of its regular brokers or dealers.

                                   APPENDIX J

     AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION PLAN


     A list of amounts paid by each class of shares of the Portfolio to Fund Management Company pursuant to the Plan for the year ended August 31, 2004 follows:



                          CLASS                               AMOUNT
                          -----                             ----------
Cash Management Class....................................   $  709,013
Personal Investment Class................................   $  162,039
Private Investment Class.................................   $1,607,705
Reserve Class............................................   $   37,941
Resource Class...........................................   $  616,575
Sweep Class*.............................................          N/A


---------------

* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                                   APPENDIX K

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN


     An estimate by category of the allocation of actual fees paid by each class of the Portfolio during the year ended August 31, 2004, follows:



                                                              UNDERWRITERS     DEALERS
                                                              COMPENSATION   COMPENSATION
                                                              ------------   ------------
Cash Management Class.......................................    $      0      $  709,013
Personal Investment Class...................................      34,629         127,410
Private Investment Class....................................     126,459       1,481,246
Reserve Class...............................................       5,581          32,360
Resource Class..............................................           0         616,575
Sweep Class*................................................         N/A             N/A


---------------

* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                                   APPENDIX L

                                PERFORMANCE DATA


     The current yields for the Portfolio, with respect to each class, for the 30-day period ended August 31, 2004, are as follows:



                                                      30-DAY PERIOD ENDED
CURRENT YIELD                                           AUGUST 31, 2004
-------------                                         -------------------
Cash Management Class..............................          1.27%
Institutional Class................................          1.35%
Personal Investment Class..........................          0.80%
Private Investment Class...........................          1.05%
Reserve Class......................................          0.48%
Resource Class.....................................          1.19%
Sweep Class*.......................................           N/A



     The annualized and effective yields for the Portfolio, with respect to each class, for the seven-day period ended August 31, 2004, are as follows:



                                                    SEVEN-DAY PERIOD ENDED
ANNUALIZED YIELD                                       AUGUST 31, 2004
----------------                                    ----------------------
Cash Management Class............................            1.34%
Institutional Class..............................            1.42%
Personal Investment Class........................            0.87%
Private Investment Class.........................            1.12%
Reserve Class....................................            0.55%
Resource Class...................................            1.26%
Sweep Class*.....................................             N/A



                                                    SEVEN-DAY PERIOD ENDED
EFFECTIVE YIELD                                        AUGUST 31, 2004
---------------                                     ----------------------
Cash Management Class............................            1.35%
Institutional Class..............................            1.43%
Personal Investment Class........................            0.87%
Private Investment Class.........................            1.12%
Reserve Class....................................            0.55%
Resource Class...................................            1.27%
Sweep Class*.....................................             N/A


---------------

* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                  REGULATORY INQUIRIES AND PENDING LITIGATION



                                  APPENDIX M-1



                   PENDING LITIGATION ALLEGING MARKET TIMING



     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and make allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG, concerning market timing activity in the AIM Funds. These lawsuits either have been served or have had service of process waived as of October 8, 2004.



     RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.



     MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.



     RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.



     L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of
     Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

     RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



     JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



     EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY

     FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
     Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



     JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.



     STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY
     P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of:
     Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



     JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM

     INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



     MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.



     PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.



     LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



     ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK

     FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD
     J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



     JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



     EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30,

     2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.



     SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



     CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.



     HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



     CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



     Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar lawsuit continue to seek remand of their lawsuit to state court. Set forth below is detailed information about these three amended complaints.



     RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN), V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND
     R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION,

     JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a)(2), and 15 of the Securities Act;
     Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder;
     Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.



     CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD
     J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
     R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under
     Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.



     MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.

                                  APPENDIX M-2



 PENDING LITIGATION ALLEGING EXCESSIVE INADEQUATELY EMPLOYED FAIR VALUE PRICING



     The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of October 8, 2004.



     T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.



     JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.



                                  APPENDIX M-3



    PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES



     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of October 8, 2004. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits (Ronald Kondracki v. AIM Advisors, Inc. and AIM Distributor, Inc.) has challenged this order.



     RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



     DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



     FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES
     J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

                                  APPENDIX M-4



       PENDING LITIGATION ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES


                        ON CLOSED FUNDS OR SHARE CLASSES



     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, ADI and/or certain of the trustees of the AIM Funds and allege that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits either have been served or have had service of process waived as of October 8, 2004.



     LAWRENCE ZUCKER, ON BEHALF OF AIM SMALL CAP GROWTH FUND AND AIM LIMITED MATURITY TREASURY FUND, V. A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5653), filed on December 10, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act") and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.



     STANLEY LIEBER, ON BEHALF OF INVESCO BALANCED FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO EUROPEAN FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO GROWTH & INCOME FUND, INVESCO GROWTH FUND, INVESCO HEALTH SCIENCE FUND, INVESCO HIGH YIELD FUND, INVECO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO LEISURE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO S&P 500 INDEX FUND, INVESCO SELECT INCOME FUND, INVESCO TAX FREE BOND FUND, INVESCO TECHNOLOGY FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO TOTAL RETURN FUND, INVESCO US GOVERNMENT SECURITIES FUND, INVESCO UTILITIES FUND, INVESCO VALUE EQUITY FUND, V. INVESCO FUNDS GROUP, INC. AND A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5744), filed on December 17, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.



     HERMAN C. RAGAN, DERIVATIVELY, AND ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AND A I M DISTRIBUTORS, INC., in the United States District Court for the Southern District of Georgia, Dublin Division (Civil Action No. CV304-031), filed on May 6, 2004. This claim alleges violations of: Section 10(b) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 10b-5 thereunder; Sections 17(a)(2) and 17(a)(3) of the Securities Act of 1933; and Section 36(b) of the Investment Company Act. This claim also alleges controlling person liability, within the meaning of Section 20 of the Exchange Act against ADI. The plaintiff in this case is seeking: damages and costs and expenses, including counsel fees.



                                  APPENDIX M-5



        PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES


                      AND DIRECTED-BROKERAGE ARRANGEMENTS



     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of October 8, 2004.



     JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM

     CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



     RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK
     H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD
     K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action

     No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



     KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES
     V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH
     H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



     JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY W. MEYER AND GEORGE ROBERT PERRY V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP

     GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



     ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A.. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                              FINANCIAL STATEMENTS

                                        FS

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

     We have audited the accompanying statements of assets and liabilities of Government & Agency Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 2004

                                                            PAR
                                               MATURITY    (000)         VALUE
                                               --------   --------   --------------

U.S. GOVERNMENT AGENCY SECURITIES-40.34%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-22.75%

Unsec. Disc. Notes,(a)
  1.35%......................................  09/13/04   $ 15,000   $   14,993,275
  1.36%......................................  09/17/04     25,000       24,984,889
  1.52%......................................  10/20/04     50,000       49,896,555
  1.54%......................................  11/03/04     35,000       34,905,675
  1.41%......................................  11/10/04    289,000      288,111,700
  1.59%......................................  11/12/04     11,900       11,862,158
  1.50%......................................  11/22/04     75,000       74,744,319
  1.29%......................................  12/01/04     17,000       16,944,566
  1.07%......................................  12/10/04     25,000       24,925,694
  1.15%......................................  03/04/05     25,000       24,852,417
Unsec. Floating Rate Global Notes,
  1.56%(b)...................................  01/28/05     25,000       24,997,442
  1.49%(c)...................................  03/23/05     25,000       24,997,205
Unsec. Floating Rate Notes,
  1.57%(d)...................................  04/28/05     50,000       49,995,053
  1.62%(d)...................................  05/10/05     50,000       50,000,000
Unsec. Notes,
  1.93%......................................  05/20/05      7,550        7,571,869
                                                                     --------------
                                                                        723,782,817
                                                                     --------------

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-9.09%

Unsec. Disc. Notes,(a)
  1.54%......................................  10/01/04    100,000       99,871,667
  1.54%......................................  10/04/04     23,150       23,117,320
  1.58%......................................  11/15/04     50,000       49,835,417
  1.60%......................................  11/22/04     23,954       23,866,701
  1.67%......................................  11/23/04     38,125       37,978,208
  1.67%......................................  11/26/04     15,476       15,414,259
Unsec. Global Notes,
  3.25%......................................  11/15/04     39,000       39,163,611
                                                                     --------------
                                                                        289,247,183
                                                                     --------------

FEDERAL HOME LOAN BANK-7.51%

Unsec. Bonds,
  1.46%......................................  11/17/04     25,000       25,000,000
  1.47%......................................  02/28/05     16,000       16,000,000
  1.50%......................................  03/01/05     20,000       20,000,000
  1.31%......................................  04/22/05     30,000       30,000,000
  1.30%......................................  04/27/05     25,000       25,000,000
  1.56%......................................  05/20/05     25,000       25,000,000
Unsec. Floating Rate Bonds,
  1.53%(c)...................................  01/05/05     25,000       24,999,567

                                                            PAR
                                               MATURITY    (000)         VALUE
                                               --------   --------   --------------
FEDERAL HOME LOAN BANK-(CONTINUED)

Unsec. Floating Rate Global Bonds,
  1.44%(c)...................................  03/15/05   $ 28,000   $   27,997,744
  1.42%(b)...................................  10/05/05     35,000       34,980,783
Unsec. Global Bonds,
  2.13%......................................  12/15/04     10,000       10,016,054
                                                                     --------------
                                                                        238,994,148
                                                                     --------------

FEDERAL FARM CREDIT BANK-0.99%

Bonds,
  1.35%......................................  11/03/04     10,000       10,004,349
  3.88%......................................  12/15/04     21,115       21,281,860
                                                                     --------------
                                                                         31,286,209
                                                                     --------------
     Total U.S. Government Agency Securities
       (Cost $1,283,310,357).................                         1,283,310,357
                                                                     --------------
     Total Investments (excluding Repurchase
       Agreements) (Cost $1,283,310,357).....                         1,283,310,357
                                                                     --------------

REPURCHASE AGREEMENTS-59.71%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.58%(e)...................................  09/01/04     75,000       75,000,000
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.58%(f)...................................  09/01/04    150,000      150,000,000
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.58%(g)...................................  09/01/04    330,897      330,897,081
Bear, Stearns & Co. Inc.
  1.58%(h)...................................              250,000      250,000,000
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.58%(i)...................................  09/01/04    150,000      150,000,000
Citigroup Global Markets Inc.
  1.58%(j)...................................  09/01/04    150,000      150,000,000
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.58%(k)...................................  09/01/04    142,649      142,648,562
Goldman, Sachs & Co.
  1.58%(l)...................................  09/01/04    150,000      150,000,000
JP Morgan Securities Inc.
  1.58%(m)...................................  09/01/04    150,000      150,000,000
Morgan Stanley & Co. Inc.
  1.58%(n)...................................  09/01/04    150,000      150,000,000
UBS Warburg LLC-New York Branch (Switzerland)
  1.58%(o)...................................  09/01/04    150,000      150,000,000
WestLB A.G.-New York Branch (Germany)
  1.58%(p)...................................  09/01/04     50,862       50,861,905
                                                                     --------------
     Total Repurchase Agreements (Cost
       $1,899,407,548).......................                         1,899,407,548
                                                                     --------------
TOTAL INVESTMENTS-100.05% (Cost
  $3,182,717,905)(q).........................                         3,182,717,905
                                                                     --------------
OTHER ASSETS LESS LIABILITIES-(0.05%)........                            (1,723,941)
                                                                     --------------
NET ASSETS-100.00%                                                   $3,180,993,964
                                                                     ==============

---------------

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2004.
(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2004.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2004.
(e) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $175,007,681. Collateralized by $167,623,000 U.S. Government obligations, 2.13% to 7.25% due 02/15/05 to 05/15/30 with an aggregate market value at August 31, 2004 of $178,500,291. The amount to be received upon repurchase by the Fund is $75,003,292.
(f) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $300,013,167. Collateralized by $300,389,000 U.S. Government obligations, 0% to 7.25% due 09/09/04 to 03/15/11 with an aggregate market value at August 31, 2004 of $306,000,390. The amount to be received upon repurchase by the Fund is $150,006,583.
(g) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $591,631,349. Collateralized by $605,000,000 U.S. Government obligations, 0% to 4.70% due 01/11/05 to 07/15/33 with an aggregate market value at August 31, 2004 of $603,437,546. The amount to be received upon repurchase by the Fund is $330,911,604.
(h) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $271,505,000 U.S. Government obligations, 0% to 8.88% due 09/24/04 to 03/15/31 with an aggregate market value at August 31, 2004 of $255,473,393.
(i) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $216,646,000 U.S. Government obligations, 5.88% to 7.25% due 01/15/10 to 03/21/11 with an aggregate market value at August 31, 2004 of $255,000,902. The amount to be received upon repurchase by the Fund is $150,006,583.
(j) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $175,007,681. Collateralized by $169,084,000 U.S. Government obligations, 4.75% to 6.38% due 06/15/09 to 07/28/16 with an aggregate market value at August 31, 2004 of $178,500,861. The amount to be received upon repurchase by the Fund is $150,006,583.
(k) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $260,045,000 U.S. Government obligations, 0% due 07/26/05 with an aggregate market value at August 31, 2004 of $255,000,121. The amount to be received upon repurchase by the Fund is $142,654,823.
(l) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $250,256,000 U.S. Government obligations, 1.50% to 7.54% due 08/15/05 to 09/15/29 with an aggregate market value at August 31, 2004 of $255,000,041. The amount to be received upon repurchase by the Fund is $150,006,583.
(m) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $264,065,000 U.S. Government obligations, 0% to 9.38% due 02/01/05 to 08/04/28 with an aggregate market value at August 31, 2004 of $255,002,677. The amount to be received upon repurchase by the Fund is $150,006,583.
(n) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,010,972. Collateralized by $235,285,000 U.S. Government obligations, 4.72% to 7.00% due 05/19/09 to 05/6/13 with an aggregate market value at August 31, 2004 of $255,004,814. The amount to be received upon repurchase by the Fund is $150,006,583.
(o) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $175,007,681. Collateralized by $785,150,000 U.S. Government obligations, 0% to 0% due 01/15/11 to 09/08/28 with an aggregate market value at August 31, 2004 of $178,502,647. The amount to be received upon repurchase by the Fund is $150,006,583.
(p) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $100,004,389. Collateralized by $100,474,000 U.S. Government obligations, 0% to 6.35% due 09/07/04 to 06/28/19 with an aggregate market value at August 31, 2004 of $102,000,064. The amount to be received upon repurchase by the Fund is $50,864,137.
(q) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 2004

ASSETS:

Investments, excluding repurchase agreements, at value (cost
  $1,283,310,357)...........................................  $ 1,283,310,357
Repurchase agreements (cost $1,899,407,548).................    1,899,407,548
                                                              ---------------
     Total investments (cost $3,182,717,905)................    3,182,717,905
                                                              ---------------
Receivables for:
  Interest..................................................        1,691,526
  Amount due from advisor...................................           84,621
Investment for trustee deferred compensation and retirement
  plans.....................................................          102,684
Other assets................................................          153,193
                                                              ---------------
     Total assets...........................................    3,184,749,929
                                                              ===============

LIABILITIES:

Payables for:
  Dividends.................................................        3,169,000
  Trustee deferred compensation and retirement plans........          167,326
Accrued distribution fees...................................          263,797
Accrued trustees' fees......................................            4,566
Accrued transfer agent fees.................................          101,977
Accrued operating expenses..................................           49,299
                                                              ---------------
     Total liabilities......................................        3,755,965
                                                              ---------------
Net assets applicable to shares outstanding.................  $ 3,180,993,964
                                                              ---------------

NET ASSETS CONSIST OF:

  Shares of beneficial interest.............................  $ 3,180,835,386
  Undistributed net investment income.......................          243,783
  Undistributed net realized gain (loss) from investment
     securities.............................................          (85,205)
                                                              ---------------
                                                              $ 3,180,993,964
                                                              ===============

NET ASSETS:

Institutional Class.........................................  $ 1,271,846,516
                                                              ===============
Private Investment Class....................................  $   484,966,916
                                                              ===============
Personal Investment Class...................................  $    29,147,039
                                                              ===============
Cash Management Class.......................................  $ 1,005,026,565
                                                              ===============
Reserve Class...............................................  $     2,838,943
                                                              ===============
Resource Class..............................................  $   387,167,985
                                                              ===============

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES AUTHORIZED:

Institutional Class.........................................    1,271,782,245
                                                              ===============
Private Investment Class....................................      484,952,821
                                                              ===============
Personal Investment Class...................................       29,145,512
                                                              ===============
Cash Management Class.......................................    1,005,000,991
                                                              ===============
Reserve Class...............................................        2,838,425
                                                              ===============
Resource Class..............................................      387,150,624
                                                              ===============
Net asset value, offering and redemption price per share for
  each class................................................  $          1.00
                                                              ===============

See accompanying notes which are an integral part of the financial statements.

                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2004

INVESTMENT INCOME:

Interest....................................................  $36,369,425
                                                              -----------

EXPENSES:

Advisory fees...............................................    3,175,148
Administrative services fees................................      595,254
Custodian fees..............................................      142,815
Distribution fees:
  Private Investment Class..................................    2,679,508
  Personal Investment Class.................................      220,963
  Cash Management Class.....................................      886,266
  Reserve Class.............................................       43,610
  Resource Class............................................      770,719
Transfer agent fees.........................................      549,807
Trustees' fees and retirement benefits......................       59,941
Other.......................................................      358,163
                                                              -----------
     Total expenses.........................................    9,482,194
Less: Fees waived and expenses reimbursed...................   (2,538,458)
                                                              -----------
     Net expenses...........................................    6,943,736
                                                              -----------
Net investment income.......................................   29,425,689
Net realized gain (loss) from investment securities.........      (11,053)
                                                              -----------
Net increase in net assets resulting from operations........  $29,414,636
                                                              ===========

See accompanying notes which are an integral part of the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                  FOR THE YEARS ENDED AUGUST 31, 2004 AND 2003

                                                                   2004              2003
                                                              --------------    --------------
OPERATIONS:

  Net investment income.....................................  $   29,425,689    $   40,002,788
  Net realized gain (loss) from investment securities.......         (11,053)           12,329
                                                              --------------    --------------
     Net increase in net assets resulting from operations...      29,414,636        40,015,117
                                                              --------------    --------------
Distributions to shareholders from net investment income:
  Institutional Class.......................................     (13,677,122)      (24,118,552)
  Private Investment Class..................................      (3,865,233)       (3,307,022)
  Personal Investment Class.................................        (140,574)         (144,023)
  Cash Management Class.....................................      (8,369,915)       (8,949,581)
  Reserve Class.............................................          (6,151)          (24,422)
  Resource Class............................................      (3,366,694)       (3,459,188)
                                                              --------------    --------------
     Decrease in net assets resulting from distributions....     (29,425,689)      (40,002,788)
                                                              --------------    --------------
Share transactions-net:
  Institutional Class.......................................    (231,876,703)     (121,014,268)
  Private Investment Class..................................     (18,397,524)      221,372,260
  Personal Investment Class.................................       8,015,254        (2,661,304)
  Cash Management Class.....................................     264,197,055       187,010,362
  Reserve Class.............................................      (1,326,568)       (3,716,885)
  Resource Class............................................      15,740,626        60,736,321
                                                              --------------    --------------
     Net increase in net assets resulting from share
       transactions.........................................      36,352,140       341,726,486
                                                              --------------    --------------
     Net increase in net assets.............................      36,341,087       341,738,815
                                                              --------------    --------------

NET ASSETS:

  Beginning of year.........................................   3,144,652,877     2,802,914,062
                                                              --------------    --------------
  End of year (including undistributed net investment income of $243,783 and $35,232 for 2004 and 2003,
     respectively)..........................................  $3,180,993,964    $3,144,652,877
                                                              ==============    ==============

See accompanying notes which are an integral part of the financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                                AUGUST 31, 2004

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

     The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

     Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

     A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

     C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

     D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

     E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

     F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission (SEC), are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2 -- ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12% of net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above:
(i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended August 31, 2004, AIM waived fees of $1,069,542.

     For the period ended August 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $1,123 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses, along with the related expense reimbursement, are included in the Statement of Operations.

     The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $595,254 for such services.

     The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $473,014 for such services.

     Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD

Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,607,705, $162,039, $709,013, $37,941 and $616,575, respectively, after FMC waived Plan fees of $1,071,803, $58,924, $177,253, $5,669 and $154,144, respectively.

     Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3 -- TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

     Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

     Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

     During the year ended August 31, 2004, the Fund paid legal fees of $11,764 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4 -- BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2004.

     Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5 -- DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                 2004           2003
                                                              -----------    -----------
Distributions paid from ordinary income.....................  $29,425,689    $40,002,788
                                                              ===========    ===========

Tax Components of Net Assets:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
                                                              --------------
Undistributed ordinary income...............................  $      363,129
Temporary book/tax differences..............................        (119,346)
Capital loss carryforward...................................         (74,152)
Post-October capital loss deferral..........................         (11,053)
Shares of beneficial interest...............................   3,180,835,386
                                                              --------------
     Total net assets.......................................  $3,180,993,964
                                                              ==============

     The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

     Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited based on the results of future transactions under the Internal Revenue Code and related regulations based on the results of future transactions.

     The Fund has a capital loss carryforward as of August 31, 2004 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
----------                                                    -------------
August 31, 2012.............................................     $74,152
                                                                 =======

---------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6 -- RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distribution classifications on August 31, 2004, undistributed net investment income was increased by $208,551 and undistributed net realized gain was decreased by $208,551. This reclassification had no effect on the net assets of the Fund.

NOTE 7 -- SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                        CHANGES IN SHARES OUTSTANDING(a)

                                                         YEAR ENDED AUGUST 31,
                                ------------------------------------------------------------------------
                                               2004                                  2003
                                ----------------------------------    ----------------------------------
                                    SHARES             AMOUNT             SHARES             AMOUNT
                                ---------------    ---------------    ---------------    ---------------
Sold:
  Institutional Class.........   23,890,333,792    $23,890,333,792     14,972,106,726    $14,972,106,726
  Private Investment Class....    2,585,408,773      2,585,408,773      1,587,921,767      1,587,921,767
  Personal Investment Class...      464,895,117        464,895,117        214,329,634        214,329,634
  Cash Management Class.......    8,499,877,511      8,499,877,511      6,305,834,137      6,305,834,137
  Reserve Class...............       95,748,163         95,748,163         75,893,471         75,893,471
  Resource Class..............    2,452,588,122      2,452,588,122      2,401,082,565      2,401,082,565
Issued as reinvestment of
  dividends:
  Institutional Class.........        4,258,038          4,258,038          7,283,525          7,283,525
  Private Investment Class....        1,651,889          1,651,889          2,063,336          2,063,336
  Personal Investment Class...            2,426              2,426             13,536             13,536
  Cash Management Class.......        6,452,170          6,452,170          6,721,338          6,721,338
  Reserve Class...............            3,150              3,150             16,248             16,248
  Resource Class..............        1,959,022          1,959,022          2,326,289          2,326,289
Reacquired:
  Institutional Class.........  (24,126,468,533)   (24,126,468,533)   (15,100,404,519)   (15,100,404,519)
  Private Investment Class....   (2,605,458,186)    (2,605,458,186)    (1,368,612,843)    (1,368,612,843)
  Personal Investment Class...     (456,882,289)      (456,882,289)      (217,004,474)      (217,004,474)
  Cash Management Class.......   (8,242,132,626)    (8,242,132,626)    (6,125,545,113)    (6,125,545,113)
  Reserve Class...............      (97,077,881)       (97,077,881)       (79,626,604)       (79,626,604)
  Resource Class..............   (2,438,806,518)    (2,438,806,518)    (2,342,672,533)    (2,342,672,533)
                                ---------------    ---------------    ---------------    ---------------
                                     36,352,140    $    36,352,140        341,726,486    $   341,726,486
                                ===============    ===============    ===============    ===============

---------------

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 19.77% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

    11.81% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by AIM.

NOTE 8 -- FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                               CASH MANAGEMENT CLASS
                                             ---------------------------------------------------------
                                                               YEAR ENDED AUGUST 31,
                                             ---------------------------------------------------------
                                                2004           2003       2002       2001       2000
                                             ----------      --------   --------   --------   --------
Net asset value, beginning of period.......  $     1.00      $   1.00   $   1.00   $   1.00   $   1.00
Income from investment operations:
  Net investment income....................        0.01          0.01       0.02       0.05       0.06
Less dividends from net investment
  income...................................       (0.01)        (0.01)     (0.02)     (0.05)     (0.06)
                                             ----------      --------   --------   --------   --------
Net asset value, end of period.............  $     1.00      $   1.00   $   1.00   $   1.00   $   1.00
                                             ==========      ========   ========   ========   ========
Total return(a)............................        0.95%         1.22%      2.01%      5.38%      5.95%
                                             ==========      ========   ========   ========   ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)...  $1,005,027      $740,833   $553,821   $407,924   $223,495
                                             ==========      ========   ========   ========   ========
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements........................        0.20%(b)      0.20%      0.20%      0.17%      0.15%
  Without fee waivers and/or expense
     reimbursements........................        0.25%(b)      0.25%      0.25%      0.25%      0.27%
                                             ==========      ========   ========   ========   ========
Ratio of net investment income to average
  net assets...............................        0.95%(b)      1.20%      1.93%      5.06%      5.94%
                                             ==========      ========   ========   ========   ========

---------------

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $886,266,134.

NOTE 8 -- FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                               INSTITUTIONAL CLASS
                                          -------------------------------------------------------------
                                                              YEAR ENDED AUGUST 31,
                                          -------------------------------------------------------------
                                             2004            2003         2002        2001       2000
                                          ----------      ----------   ----------   --------   --------
Net asset value, beginning of period....  $     1.00      $     1.00   $     1.00   $   1.00   $   1.00
Income from investment operations:
  Net investment income.................        0.01            0.01         0.02       0.05       0.06
Less dividends from net investment
  income................................       (0.01)          (0.01)       (0.02)     (0.05)     (0.06)
                                          ----------      ----------   ----------   --------   --------
Net asset value, end of period..........  $     1.00      $     1.00   $     1.00   $   1.00   $   1.00
                                          ==========      ==========   ==========   ========   ========
Total return(a).........................        1.03%           1.30%        2.09%      5.47%      6.03%
                                          ==========      ==========   ==========   ========   ========
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)..............................  $1,271,847      $1,503,729   $1,624,735   $737,168   $399,390
                                          ==========      ==========   ==========   ========   ========
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements.....................        0.12%(b)        0.12%        0.12%      0.09%      0.07%
  Without fee waivers and/or expense
     reimbursements.....................        0.15%(b)        0.15%        0.15%      0.15%      0.17%
                                          ==========      ==========   ==========   ========   ========
Ratio of net investment income to
  average net assets....................        1.03%(b)        1.28%        2.01%      5.14%      6.02%
                                          ==========      ==========   ==========   ========   ========

---------------

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $1,333,798,108.

NOTE 8 -- FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                              PERSONAL INVESTMENT CLASS
                                             -----------------------------------------------------------
                                                                                        JANUARY 31, 2000
                                                                                          (DATE SALES
                                                      YEAR ENDED AUGUST 31,              COMMENCED) TO
                                             ----------------------------------------      AUGUST 31,
                                              2004         2003      2002      2001           2000
                                             -------      -------   -------   -------   ----------------
Net asset value, beginning of period.......  $  1.00      $  1.00   $  1.00   $  1.00       $  1.00
Income from investment operations:
  Net investment income....................     0.01         0.01      0.02(a)    0.05         0.03
Less dividends from net investment
  income...................................    (0.01)       (0.01)    (0.02)    (0.05)        (0.03)
                                             -------      -------   -------   -------       -------
Net asset value, end of period.............  $  1.00      $  1.00   $  1.00   $  1.00       $  1.00
                                             =======      =======   =======   =======       =======
Total return(b)............................     0.48%        0.74%     1.58%     4.94%         3.38%
                                             =======      =======   =======   =======       =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)...  $29,147      $21,132   $23,793   $24,985       $14,426
                                             =======      =======   =======   =======       =======
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements........................     0.67%(c)     0.67%     0.62%     0.59%         0.57%(d)
  Without fee waivers and/or expense
     reimbursements........................     0.90%(c)     0.90%     0.90%     0.90%         0.92%(d)
                                             =======      =======   =======   =======       =======
Ratio of net investment income to average
  net assets...............................     0.48%(c)     0.73%     1.51%     4.64%         5.52%(d)
                                             =======      =======   =======   =======       =======

---------------

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $29,461,713.
(d) Annualized.

NOTE 8 -- FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                             PRIVATE INVESTMENT CLASS
                                              -------------------------------------------------------
                                                               YEAR ENDED AUGUST 31,
                                              -------------------------------------------------------
                                                2004          2003       2002       2001       2000
                                              --------      --------   --------   --------   --------
Net asset value, beginning of period........  $   1.00      $   1.00   $   1.00   $   1.00   $   1.00
Income from investment operations:
  Net investment income.....................      0.01          0.01       0.02       0.05       0.06
Less dividends from net investment income...     (0.01)        (0.01)     (0.02)     (0.05)     (0.06)
                                              --------      --------   --------   --------   --------
Net asset value, end of period..............  $   1.00      $   1.00   $   1.00   $   1.00   $   1.00
                                              ========      ========   ========   ========   ========
Total return(a).............................      0.73%         0.99%      1.78%      5.15%      5.71%
                                              ========      ========   ========   ========   ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)....  $484,967      $503,365   $281,993   $254,318   $109,496
                                              ========      ========   ========   ========   ========
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements.........................      0.42%(b)      0.42%      0.42%      0.39%      0.37%
  Without fee waivers and/or expense
     reimbursements.........................      0.65%(b)      0.65%      0.65%      0.65%      0.67%
                                              ========      ========   ========   ========   ========
Ratio of net investment income to average
  net assets................................      0.73%(b)      0.98%      1.71%      4.84%      5.72%
                                              ========      ========   ========   ========   ========

---------------

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $535,901,634.

NOTE 8 -- FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                      RESERVE CLASS
                                                  -----------------------------------------------------
                                                                                           JANUARY 26,
                                                                                              2000
                                                                                           (DATE SALES
                                                         YEARS ENDED AUGUST 31,           COMMENCED) TO
                                                  -------------------------------------    AUGUST 31,
                                                   2004        2003      2002     2001        2000
                                                  ------      -------   ------   ------   -------------
Net asset value, beginning of period............  $ 1.00      $  1.00   $ 1.00   $ 1.00      $ 1.00
Income from investment operations:
  Net investment income.........................    0.00        0.004     0.01     0.05        0.03
Less dividends from net investment income.......   (0.00)      (0.004)   (0.01)   (0.05)      (0.03)
                                                  ------      -------   ------   ------      ------
Net asset value, end of period..................  $ 1.00      $  1.00   $ 1.00   $ 1.00      $ 1.00
                                                  ======      =======   ======   ======      ======
Total return(a).................................    0.15%        0.43%    1.27%    4.63%       3.27%
                                                  ======      =======   ======   ======      ======
Ratios/supplemental data:
Net assets, end of period (000s omitted)........  $2,839      $ 4,166   $7,882   $7,516      $2,662
                                                  ======      =======   ======   ======      ======
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements.............................    0.99%(b)     0.98%    0.92%    0.89%       0.87%(c)
  Without fee waivers and/or expense
     reimbursements.............................    1.15%(b)     1.15%    1.15%    1.15%       1.17%(c)
                                                  ======      =======   ======   ======      ======
Ratio of net investment income to average net
  assets........................................    0.16%(b)     0.42%    1.21%    4.34%       5.22%(c)
                                                  ======      =======   ======   ======      ======

---------------

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $4,361,033.
(c) Annualized.

NOTE 8 -- FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                  RESOURCE CLASS
                                              -------------------------------------------------------
                                                               YEAR ENDED AUGUST 31,
                                              -------------------------------------------------------
                                                2004          2003       2002       2001       2000
                                              --------      --------   --------   --------   --------
Net asset value, beginning of period........  $   1.00      $   1.00   $   1.00   $   1.00   $   1.00
Income from investment operations:
  Net investment income.....................      0.01          0.01       0.02       0.05       0.06
Less dividends from net investment income...     (0.01)        (0.01)     (0.02)     (0.05)     (0.06)
                                              --------      --------   --------   --------   --------
Net asset value, end of period..............  $   1.00      $   1.00   $   1.00   $   1.00   $   1.00
                                              ========      ========   ========   ========   ========
Total return(a).............................      0.87%         1.13%      1.92%      5.30%      5.86%
                                              ========      ========   ========   ========   ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)....  $387,168      $371,428   $310,690   $293,644   $233,620
                                              ========      ========   ========   ========   ========
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements.........................      0.28%(b)      0.28%      0.28%      0.25%      0.23%
  Without fee waivers and/or expense
     reimbursements.........................      0.35%(b)      0.35%      0.35%      0.35%      0.37%
                                              ========      ========   ========   ========   ========
Ratio of net investment income to average
  net assets................................      0.87%(b)      1.12%      1.85%      4.98%      5.86%
                                              ========      ========   ========   ========   ========

---------------

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $385,359,266.

NOTE 9 -- LEGAL PROCEEDINGS


Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

     The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

     As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

     In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

     As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

     On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

     Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

     The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

     Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

     None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

     Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

     In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

     On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

     On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

     As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

     At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

     The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

     At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

     IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

     AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

     All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

     Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                     PROSPECTUS

                                                               DECEMBER 2, 2004


Cash Management Class

Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Cash Management Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.


An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

Portfolio Holdings Information                       5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:


- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;


- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or


- the credit of the agency or instrumentality.

    The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash.

    The portfolio managers focus on U.S. Treasury obligations and other securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.


    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Cash Management Class shares from year to year. Cash Management Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000...................................................................   5.88%
2001...................................................................   3.86%
2002...................................................................   1.61%
2003...................................................................   0.95%




    Cash Management Class shares' year-to-date total return as of September 30, 2004 was 0.73%.



    During the period shown in the bar chart, the highest quarterly return was 1.59% (quarter ended December 31, 2000) and its lowest quarterly return was 0.20% (quarter ended September 30, 2003).


PERFORMANCE TABLE

The following performance table reflects the performance of Cash Management Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended December 31,                  SINCE         INCEPTION
2003)                                    1 YEAR    INCEPTION          DATE
--------------------------------------------------------------------------------
Cash Management Class                     0.95%        3.06%         12/30/99
--------------------------------------------------------------------------------




For the current seven-day yield, call (800) 659-1005.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                           CASH MANAGEMENT CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                    None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                 None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                          CASH MANAGEMENT CLASS
--------------------------------------------------------------------------------
Management Fees                                                    0.20%

Distribution and/or
Service (12b-1) Fees                                               0.10

Other Expenses                                                     0.13

Total Annual Fund
Operating Expenses(2)                                              0.43
--------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has voluntarily agreed to waive 0.02% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has voluntarily agreed to waive fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
    (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Total Annual Fund Operating Expenses, net of these current agreements, are 0.20%.



If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and their associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
Cash Management Class                      $44      $138      $241       $542
-------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2004, the advisor received no compensation.



    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Cash Management Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Cash Management Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Cash Management Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Cash Management Class; providing periodic statements showing a client's account balance in shares of the Cash Management Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


    Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.

    The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund whose dividends are exempt from state and local taxation in many states. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Cash Management Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Cash Management Class.

    Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------



    Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.


CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

PORTFOLIO HOLDINGS INFORMATION


The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets for the fund are available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years ended 2004, 2003, 2002 and 2001 and the period December 31, 1999 through August 31, 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional information.



                                                                              CASH MANAGEMENT CLASS
                                                              ------------------------------------------------------
                                                                                                       DECEMBER 31,
                                                                                                           1999
                                                                                                        (DATE SALES
                                                                      YEAR ENDED AUGUST 31,            COMMENCED) TO
                                                              --------------------------------------    AUGUST 31,
                                                               2004        2003     2002      2001         2000
                                                              ------      ------   -------   -------   -------------
Net asset value, beginning of period                          $ 1.00      $ 1.00   $  1.00   $  1.00      $  1.00
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.01        0.01      0.02      0.05         0.04
--------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                         (0.01)      (0.01)    (0.02)    (0.05)       (0.04)
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        (0.00)      (0.00)    (0.00)    (0.00)       (0.00)
====================================================================================================================
Total distributions                                            (0.01)      (0.01)    (0.02)    (0.05)       (0.04)
====================================================================================================================
Net asset value, end of period                                $ 1.00      $ 1.00   $  1.00   $  1.00      $  1.00
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(a)                                                 0.91%       1.16%     1.90%     5.23%        3.71%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $5,073      $2,563   $17,260   $19,254      $50,033
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.20%(b)    0.21%     0.21%     0.20%        0.19%(c)
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             0.43%(b)    0.43%     0.35%     0.36%        0.46%(c)
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of net investment income to average net assets            0.90%(b)    1.13%     1.90%     4.92%        5.25%(c)
____________________________________________________________________________________________________________________
====================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(b) Ratios are based on average daily net assets of $4,971,241.


(c) Annualized.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                INITIAL       ADDITIONAL
CLASS                                                         INVESTMENTS*    INVESTMENTS
-----------------------------------------------------------------------------------------
Cash Management Class                                          $1 million     no minimum
-----------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843,
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900204613
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       3:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                       3:00 and 3:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY
 TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time.



    If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 0843
                       Houston, TX 77001-0843

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

The fund's most recent portfolio holdings, as filed on Form N-Q, are also available at www.aiminvestments.com.



You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


----------------------------------------
   Government TaxAdvantage Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-2729
----------------------------------------

AIMinvestments.com     TAP-PRO-3
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                     PROSPECTUS

                                                               DECEMBER 2, 2004


Institutional Class

Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Institutional Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

Portfolio Holdings Information                       5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:


- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;


- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or


- the credit of the agency or instrumentality.

    The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash.

    The portfolio managers focus on U.S. Treasury obligations and other securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.


    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Institutional Class shares are not subject to front-end or back-end sales loads.


                                                                          ANNUAL
YEAR ENDED                                                                 TOTAL
DECEMBER 31                                                               RETURNS
-----------                                                               -------
1994....................................................................   3.88%
1995....................................................................   5.58%
1996....................................................................   5.09%
1997....................................................................   5.15%
1998....................................................................   5.11%
1999....................................................................   4.60%
2000....................................................................   5.96%
2001....................................................................   3.94%
2002....................................................................   1.69%
2003....................................................................   1.03%




    Institutional Class shares' year-to-date total return as of September 30, 2004 was 0.79%.



    During the periods shown in the bar chart, the highest quarterly return was 1.61% (quarter ended December 31, 2000) and the lowest quarterly return was 0.22% (quarter ended September 30, 2003).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------
(for the periods ended                                       INCEPTION
December 31, 2003)          1 YEAR    5 YEARS    10 YEARS      DATE
-----------------------------------------------------------------------
Institutional Class          1.03%     3.43%       4.19%      08/17/90
-----------------------------------------------------------------------




For the current seven-day yield, call (800) 659-1005.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                            INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                 None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption
proceeds, whichever is less)                                        None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                           INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Management Fees                                                     0.20%

Distribution and/or Service (12b-1) Fees                            None

Other Expenses                                                      0.13

Total Annual Fund Operating Expenses(2)                             0.33
--------------------------------------------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2)The fund's advisor has voluntarily agreed to waive fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (iv) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Total Annual Fund Operating Expenses, net of these current agreements, are 0.12%.


If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and their associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:




                                        1 YEAR    3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------
Institutional Class                       $34       $106       $185         $418
-----------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2004, the advisor received no compensation.



    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Institutional Class of the fund is intended for use by banks and other institutions, investing for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity. Shares of the Institutional Class may not be purchased directly by individuals, although institutions may purchase the Institutional Class for accounts maintained for individuals. Prospective investors should determine if an investment in the Institutional Class is consistent with the investment objectives of an account and with applicable federal and state laws and regulations.


    The Institutional Class of the fund is intended for use by banks and other institutions, investing for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity. Shares of the Institutional Class may not be purchased directly by individuals, although institutions may purchase the Institutional Class for accounts maintained for individuals. Prospective investors should determine if an investment in the Institutional Class is consistent with the investment objectives of an account and with applicable federal and state laws and regulations.

    Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.

    The Institutional Class is designed to be a convenient and economical way to invest short-term cash reserves in an open-end diversified money market fund whose dividends are exempt from state and local taxation in many states. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Institutional Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Institutional Class.

    Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------


custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.



    Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.


CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.


PORTFOLIO HOLDINGS INFORMATION



The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets for the fund are available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website(http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for fiscal years 2004, 2003, 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.



                                                                                INSTITUTIONAL CLASS
                                                              -------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                              -------------------------------------------------------
                                                               2004          2003       2002        2001       2000
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00    $   1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.01          0.01       0.02        0.05       0.05
---------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                          (0.01)        (0.01)     (0.02)      (0.05)     (0.05)
---------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.00)        (0.00)     (0.00)      (0.00)     (0.00)
=====================================================================================================================
    Total distributions                                         (0.01)        (0.01)     (0.02)      (0.05)     (0.05)
=====================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00    $   1.00    $  1.00
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(a)                                                  0.99%         1.24%      1.98%       5.31%      5.41%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
  Net assets, end of period (000s omitted)                    $56,192       $84,989    $67,754    $208,307    $60,825
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.12%(b)      0.13%      0.13%       0.12%      0.11%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.33%(b)      0.33%      0.25%       0.26%      0.36%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of net investment income to average net assets             0.98%(b)      1.21%      1.98%       5.00%      5.33%
_____________________________________________________________________________________________________________________
=====================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.

(b) Ratios are based on average daily net assets of $75,483,408.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
                                           CLASS                                              INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Institutional Class                                                                            $1 million     no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843,
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900204613
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial              Contact your financial intermediary.
  Intermediary
                                 Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m.
                                 Eastern Time in order to effect the redemption at that day's closing price.
By Telephone                     A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                 price.
By AIM LINK--Registered          Place your redemption request via AIM LINK. The transfer
  Trademark--                    agent must receive your redemption request normally before
                                 3:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                 3:00 and 3:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time.



    If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 0843
                       Houston, TX 77001-0843

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

The fund's most recent portfolio holdings, as filed on Form N-Q, are also available at www.aiminvestments.com.



You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


----------------------------------------
   Government TaxAdvantage Portfolio, a
   series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-2729
----------------------------------------

AIMinvestments.com     TAP-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                     PROSPECTUS

                                                               DECEMBER 2, 2004


Personal Investment Class

Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Personal Investment Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured:
- may lose value; and

- is not guaranteed by a bank.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

Portfolio Holdings Information                       5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:


- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;


- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or


- the credit of the agency or instrumentality.

    The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash.

    The portfolio managers focus on U.S. Treasury obligations and other securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.


    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's Personal Investment Class shares from year to year. Personal Investment Class shares are not subject to front-end or back-end sales loads.



                                                                         ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              ------
2002...................................................................   1.17%
2003...................................................................   0.47%




    Personal Investment Class shares' year-to-date total return as of September 30, 2004 was 0.38%.



    During the periods shown in the bar chart, the highest quarterly return was 0.31% (quarter ended June 30, 2002) and its lowest quarterly return was 0.08% (quarter ended September 30, 2003).


PERFORMANCE TABLE

The following performance table reflects the performance of Personal Investment Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                                         SINCE       INCEPTION
(for the periods ended December 31, 2003)     1 YEAR    INCEPTION      DATE
-------------------------------------------------------------------------------
Personal Investment Class                      0.47%      1.33%       05/31/01
-------------------------------------------------------------------------------




For the current seven-day yield of Personal Investment Class shares, call (800) 659-1005.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
------------------------------------------------------------------------------
(fees paid directly from                                      PERSONAL
your investment)                                             INVESTMENT CLASS
------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                 None
------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
------------------------------------------------------------------------------
(expenses that are deducted                                   PERSONAL
from fund assets)                                            INVESTMENT CLASS
------------------------------------------------------------------------------
Management Fees                                                   0.20%

Distribution and/or Service (12b-1) Fees                           0.75

Other Expenses                                                     0.13

Total Annual Fund Operating Expenses(2)                            1.08
------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has voluntarily agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has voluntarily agreed to waive fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
    (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Total Annual Fund Operating Expenses, net of these current agreements, are 0.67%.



If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.



    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and their associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Personal Investment Class                   $110     $343      $595      $1,317
--------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2004, the advisor received no compensation.



    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Personal Investment Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Personal Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Personal Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Personal Investment Class; providing periodic statements showing a client's account balance in shares of the Personal Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


    Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.

    The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose dividends are exempt from state and local taxation in many states. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Personal Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Personal Investment Class.

    Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.


DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------


market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.



    Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.


CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.


PORTFOLIO HOLDINGS INFORMATION



The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets are available for the fund to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Personal Investment Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for fiscal year ended 2004, 2003, 2002 and the period May 30, 2001 through August 31, 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.



                                                                              PERSONAL INVESTMENT CLASS
                                                                -----------------------------------------------------
                                                                                                           MAY 30,
                                                                                                            2001
                                                                                                         (DATE SALES
                                                                      YEAR ENDED AUGUST 31,             COMMENCED) TO
                                                                ----------------------------------       AUGUST 31,
                                                                 2004            2003        2002           2001
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  1.00         $ 1.00      $ 1.00         $ 1.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.004           0.01        0.02           0.01
---------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                           (0.004)         (0.01)      (0.02)         (0.01)
---------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.000)         (0.00)      (0.00)         (0.00)
=====================================================================================================================
Total distributions                                              (0.004)         (0.01)      (0.02)         (0.01)
=====================================================================================================================
Net asset value, end of period                                  $  1.00         $ 1.00      $ 1.00         $ 1.00
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(a)                                                    0.43%          0.69%       1.47%          0.82%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ 6,087         $6,415      $8,957         $1,609
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.67%(b)       0.68%       0.63%          0.62%(c)
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.08%(b)       1.08%       1.00%          1.01%(c)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of net investment income to average net assets               0.43%(b)       0.66%       1.48%          4.50%(c)
_____________________________________________________________________________________________________________________
=====================================================================================================================


(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(b) Ratios are based on average net assets of $6,749,563.

(c) Annualized.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
                                           CLASS                                              INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Personal Investment Class                                                                        $1,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900204613
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       3:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                       3:00 and 3:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time.



    If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 0843
                       Houston, TX 77001-0843

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

The fund's most recent portfolio holdings, as filed on Form N-Q, are also available at www.aiminvestments.com.



You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


----------------------------------------
   Government TaxAdvantage Portfolio, a
   series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-2729
----------------------------------------

AIMinvestments.com     TAP-PRO-6
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                     PROSPECTUS

                                                               DECEMBER 2, 2004


Private Investment Class

Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Private Investment Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

Portfolio Holdings Information                       5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:


- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;


- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or


- the credit of the agency or instrumentality.

    The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash.

    The portfolio managers focus on U.S. Treasury obligations and other securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.


    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Private Investment Class shares from year to year. Private Investment Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   5.32%
1996...................................................................   4.83%
1997...................................................................   4.89%
1998...................................................................   4.85%
1999...................................................................   4.34%
2000...................................................................   5.70%
2001...................................................................   3.69%
2002...................................................................   1.44%
2003...................................................................   0.77%




    Private Investment Class shares' year-to-date total return as of September 30, 2004 was 0.60%.



    During the periods shown in the bar chart, the highest quarterly return was 1.54% (quarter ended December 31, 2000) and the lowest quarterly return was 0.16% (quarter ended September 30, 2003).


PERFORMANCE TABLE

The following performance table reflects the performance of Private Investment Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended                              SINCE         INCEPTION
December 31, 2003)           1 YEAR    5 YEARS    INCEPTION          DATE
-------------------------------------------------------------------------------
Private Investment Class      0.77%     3.17%         3.97%         12/21/94
-------------------------------------------------------------------------------



For the current seven-day yield, call (800) 659-1005.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                       PRIVATE INVESTMENT CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                  None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                               None
-------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                      PRIVATE INVESTMENT CLASS
-------------------------------------------------------------------------------
Management Fees                                                  0.20%

Distribution and/or
Service (12b-1) Fees                                             0.50

Other Expenses                                                   0.13

Total Annual Fund
Operating Expenses(2)                                            0.83
-------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has voluntarily agreed to waive 0.25% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has voluntarily agreed to waive fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
    (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Total Annual Fund Operating Expenses, net of these current agreements, are 0.37%.


If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.



    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and their associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Private Investment Class                $85       $265       $460      $1,025
-------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2004, the advisor received no compensation.



    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Private Investment Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Private Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Private Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Private Investment Class; providing periodic statements showing a client's account balance in shares of the Private Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


    Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.

    The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund whose dividends are exempt from state and local taxation in many states. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Private Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Private Investment Class.

    Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------


day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.



    Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.


CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.


PORTFOLIO HOLDINGS INFORMATION



The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets for the fund are available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for fiscal years ended 2004, 2003, 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.



                                                                               PRIVATE INVESTMENT CLASS
                                                              ----------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                              ----------------------------------------------------------
                                                                2004          2003        2002        2001        2000
                                                              --------       -------    --------    --------    --------
Net asset value, beginning of period                          $   1.00       $  1.00    $   1.00    $   1.00    $   1.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.01          0.01        0.02        0.05        0.05
------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                           (0.01)        (0.01)      (0.02)      (0.05)      (0.05)
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.00)        (0.00)      (0.00)      (0.00)      (0.00)
========================================================================================================================
Total distributions                                              (0.01)        (0.01)      (0.02)      (0.05)      (0.05)
========================================================================================================================
Net asset value, end of period                                $   1.00       $  1.00    $   1.00    $   1.00    $   1.00
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(a)                                                   0.74%         0.99%       1.73%       5.05%       5.15%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $276,400       $85,138    $111,045    $118,324    $ 77,755
________________________________________________________________________________________________________________________
========================================================================================================================
  Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.37%(b)      0.38%       0.38%       0.37%       0.36%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.83%(b)      0.83%       0.75%       0.76%       0.86%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of net investment income to average net assets              0.73%(b)      0.96%       1.73%       4.75%       5.08%
________________________________________________________________________________________________________________________
========================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.


(b) Ratios are based on average daily net assets of $97,178,407.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
                                           CLASS                                              INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Private Investment Class                                                                        $10,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843, Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900204613
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.

                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       3:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                       3:00 and 3:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time.



    If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 0843
                       Houston, TX 77001-0843

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

The fund's most recent portfolio holdings, as filed on Form N-Q, are also available at www.aiminvestments.com.



You also can review and obtain copies of the fund's SAI, financial reports, the funds Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


---------------------------------------------
Government TaxAdvantage Portfolio, a series
of Short-Term Investments Trust SEC 1940 Act
file number: 811-2729
---------------------------------------------

AIMinvestments.com     TAP-PRO-2
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                     PROSPECTUS

                                                               DECEMBER 2, 2004


Reserve Class

Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Reserve Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

Portfolio Holdings Information                       5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(K), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, Aim Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:


- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;


- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or


- the credit of the agency or instrumentality.

    The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash.

    The portfolio managers focus on U.S. Treasury obligations and other securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.


    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Reserve Class shares of the fund commenced operations on June 23, 2003.


    The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. Since the fund's Reserve Class shares does not have a full calendar year of performance, the bar chart and table shows the performance of the fund's Institutional Class shares.


ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither Reserve Class shares nor Institutional Class shares are subject to front-end or back-end loads.


                                                                        ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                             -------
1994..................................................................   3.88%
1995..................................................................   5.58%
1996..................................................................   5.09%
1997..................................................................   5.15%
1998..................................................................   5.11%
1999..................................................................   4.60%
2000..................................................................   5.96%
2001..................................................................   3.94%
2002..................................................................   1.69%
2003..................................................................   1.03%



    The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Reserve Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, Reserve Class has higher expenses.


    Institutional Class shares' year-to-date total return as of September 30, 2004 was 0.79%.



    During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.61% (quarter ended December 31, 2000) and its lowest quarterly return was 0.22% (quarter ended September 30, 2003).).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------
(for the periods ended               5       10      INCEPTION
December 31, 2003)        1 YEAR   YEARS    YEARS       DATE
-----------------------------------------------------------------
Institutional Class       1.03%    3.43%    4.19%      08/17/90
-----------------------------------------------------------------




For the current seven-day yield, call (800) 659-1005.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                  RESERVE CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                    None
-------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                                 RESERVE CLASS
-------------------------------------------------------------------------------
Management Fees                                                       0.20%

Distribution and/or
Service (12b-1) Fees                                                  1.00

Other Expenses                                                        0.13

Total Annual Fund
Operating Expenses(2)                                                 1.33
-------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has voluntarily agreed to waive 0.13% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has voluntarily agreed to waive fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
    (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Total Annual Fund Operating Expenses, net of these current agreements, are 0.99%.



If a financial institution is managing your account, you may also be charged a transaction or other fee by such institution.



    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and their associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Reserve Class                               $135     $421      $729      $1,601
--------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2004, the advisor received no compensation.



    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Reserve Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Reserve Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Reserve Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Reserve Class; providing periodic statements showing a client's account balance in shares of the Reserve Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


    Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.

    The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose dividends are exempt from state and local taxation in many states. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Reserve Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Reserve Class.

    Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------


day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.



    Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.


CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

PORTFOLIO HOLDINGS INFORMATION


The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets for the fund are available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Reserve Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal year ended 2004 and the period June 23, 2003 through August 31, 2003 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information



                                                                         RESERVE CLASS
                                                              ------------------------------------
                                                                                  JUNE 23, 2003
                                                                 YEAR              (DATE SALES
                                                                ENDED             COMMENCED) TO
                                                              AUGUST 31,           AUGUST 31,
                                                                 2004                 2003
                                                              ----------          -------------
Net asset value, beginning of period                           $  1.00               $  1.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.001(a)               0.01
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                          (0.001)                (0.01)
--------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.000)                (0.00)
==================================================================================================
Total distributions                                             (0.001)                (0.01)
==================================================================================================
Net asset value, end of period                                 $  1.00               $  1.00
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                   0.15%                 0.44%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period                                      $     1               $15,794
__________________________________________________________________________________________________
==================================================================================================



Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.92%(c)              0.93%(d)
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.33%(c)              1.32%(d)
__________________________________________________________________________________________________
==================================================================================================
Ratio of net investment income to average net assets              0.18%(c)              0.41%(d)
__________________________________________________________________________________________________
==================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(c) Ratios are based on average net assets of $1,037.


(d) Annualized.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
                                           CLASS                                              INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Reserve Class                                                                                    $1,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843, Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number. Then, the
                                       intermediary should use the following
                                       wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900204613
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       3:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                       3:00 and 3:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time.



    If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


BY MAIL:               AIM Investment Services, Inc.
                       P. O. Box 0843
                       Houston, TX 77001-0843

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

The fund's most recent portfolio holdings, as filed on Form N-Q, are also available at www.aiminvestments.com.



You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


   --------------------------------------------
   Government TaxAdvantage Portfolio, a series
   of Short-Term Investments Trust SEC 1940 Act
   file number: 811-2729
   --------------------------------------------

AIMinvestments.com     TAP-PRO-5
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                     PROSPECTUS

                                                               DECEMBER 2, 2004


Resource Class

Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

-----------------------------------------------------------------------------

This prospectus contains important information about the Resource Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and

- is not guaranteed by a bank.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

Portfolio Holdings Information                       5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:


- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;


- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or


- the credit of the agency or instrumentality.

    The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash.

    The portfolio managers focus on U.S. Treasury obligations and other securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.


    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Resource Class shares from year to year. Resource Class shares are not subject to front-end or back-end sales loads.


                                                                          ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                               RETURN
-----------                                                               ------
2000....................................................................   5.80%
2001....................................................................   3.78%
2002....................................................................   1.53%
2003....................................................................   0.87%




    Resource Class shares' year-to-date total return as of September 30, 2004 was 0.67%.



    During the period shown in the bar chart, the highest quarterly return was 1.57% (quarter ended December 31, 2000) and its lowest quarterly return was 0.18% (quarter ended September 30, 2003).


PERFORMANCE TABLE

The following performance table reflects the performance of Resource Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended December 31,                  SINCE         INCEPTION
2003)                                    1 YEAR    INCEPTION          DATE
--------------------------------------------------------------------------------
Resource Class                             0.87%        2.98%        12/30/99
--------------------------------------------------------------------------------




For the current seven-day yield, call (800) 659-1005.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                RESOURCE CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                   None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)                                          None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                               RESOURCE CLASS
--------------------------------------------------------------------------------
Management Fees                                                      0.20%

Distribution and/or
Service (12b-1) Fees                                                  0.20

Other Expenses                                                        0.13

Total Annual Fund Operating Expenses(2)                               0.53
--------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has voluntarily agreed to waive 0.04% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has voluntarily agreed to waive fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
    (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expenses offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Total Annual Fund Operating Expenses, net of these current agreements, are 0.28%.


If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and their associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Resource Class                              $54      $170      $296       $665
--------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR


A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.



    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2004, the advisor received no compensation.



    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Resource Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Resource Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Resource Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Resource Class; providing periodic statements showing a client's account balance in shares of the Resource Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


    Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.

    The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose dividends are exempt from state and local taxation in many states. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Resource Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Resource Class.

    Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------


day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.



    Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.


CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

PORTFOLIO HOLDINGS INFORMATION


The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets for the fund are available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Resource Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years ended 2004, 2003, 2002 and 2001 and the period December 30, 1999 through August 31, 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.



                                                                                     RESOURCE CLASS
                                                              -------------------------------------------------------------
                                                                                                              DECEMBER 30,
                                                                                                                  1999
                                                                                                               (DATE SALES
                                                                         YEAR ENDED AUGUST 31,                COMMENCED) TO
                                                              --------------------------------------------     AUGUST 31,
                                                               2004          2003       2002        2001          2000
                                                              -------       -------    -------    --------    -------------
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00    $   1.00       $ 1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.01          0.01       0.02        0.05         0.04(a)
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                          (0.01)        (0.01)     (0.02)      (0.05)       (0.04)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.00)        (0.00)     (0.00)      (0.00)       (0.00)
===========================================================================================================================
Total distributions                                             (0.01)        (0.01)     (0.02)      (0.05)       (0.04)
===========================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00    $   1.00       $ 1.00
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                  0.83%         1.08%      1.82%       5.15%        3.66%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $10,557       $15,236    $29,726    $156,340       $  765
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.28%(c)      0.29%      0.29%       0.28%        0.27%(d)
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.53%(c)      0.53%      0.45%       0.46%        0.56%(d)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of net investment income to average net assets             0.82%(c)      1.05%      1.82%       4.84%        5.17%(d)
___________________________________________________________________________________________________________________________
===========================================================================================================================



(a) Calculated using averages shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $11,032,027.


(d) Annualized.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
                                           CLASS                                              INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Resource Class                                                                                  $10,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                 OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial              Contact your financial intermediary.          Same
  Intermediary
                                 The financial intermediary should mail
                                 your completed account application and
                                 purchase payment to the transfer agent,
                                 AIM Investment Services, Inc.
                                 P. O. Box 0843,
                                 Houston, TX 77001-0843
                                 The financial intermediary should call the
                                 transfer agent at (800) 659-1005 to
                                 receive an account number.
                                 Then, the intermediary should use the
                                 following wire instructions:
                                 The Bank of New York
                                 ABA/Routing #: 021000018
                                 DDA 8900204613
                                 For Further Credit to the fund and Your
                                 Account #
By Telephone                     Open your account as described above.         Call the transfer agent at (800) 659-1005
                                                                               and wire payment for your purchase order
                                                                               in accordance with the wire instructions
                                                                               noted above.
By AIM LINK--Registered          Open your account as described above.         Complete an AIM LINK--Registered
  Trademark--                                                                  Trademark-- Agreement. Mail the
                                                                               application and agreement to the transfer
                                                                               agent. Once your request for this option
                                                                               has been processed, you may place your
                                                                               purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial              Contact your financial intermediary.
  Intermediary
                                 Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m.
                                 Eastern Time in order to effect the redemption at that day's closing price.
By Telephone                     A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                 price.
By AIM LINK--Registered          Place your redemption request via AIM LINK. The transfer
  Trademark--                    agent must receive your redemption request normally before
                                 3:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                 3:00 and 3:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time.



    If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


BY MAIL:               AIM INVESTMENT SERVICES, INC.
                       P.O. BOX 0843
                       HOUSTON, TX 77001-0843

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

The fund's most recent portfolio holdings, as filed on Form N-Q, are also available at www.aiminvestments.com.



You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


   ----------------------------------------
    Government TaxAdvantage Portfolio, a
    series of Short-Term Investments Trust
    SEC 1940 Act file number: 811-2729
   ----------------------------------------

AIMinvestments.com     TAP-PRO-4
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                               GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                     PROSPECTUS


                                                               DECEMBER 2, 2004


SWEEP CLASS

Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Sweep Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and

- is not guaranteed by a bank.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2
Performance Table                                    2
FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3
Expense Example                                      3
FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4
Advisor Compensation                                 4
OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4
Dividends and Distributions                          4
Portfolio Holdings Information                       5
FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1
Purchasing Shares                                  A-1
Redeeming Shares                                   A-2
Pricing of Shares                                  A-3
Taxes                                              A-3
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:


- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;


- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or


- the credit of the agency or instrumentality.

    The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash.

    The portfolio managers focus on U.S. Treasury obligations and other securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.


    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither Sweep Class shares nor Institutional Class shares are subject to front-end or back-end sales loads.


                                                                                  ANNUAL
YEAR ENDED                                                                         TOTAL
DECEMBER 31                                                                       RETURNS
-----------                                                                       -------
1994............................................................................   3.88%
1995............................................................................   5.58%
1996............................................................................   5.09%
1997............................................................................   5.15%
1998............................................................................   5.11%
1999............................................................................   4.60%
2000............................................................................   5.96%
2001............................................................................   3.94%
2002............................................................................   1.69%
2003............................................................................   1.03%



    The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Sweep Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, Sweep Class has higher expenses. As of the date of this prospectus, Sweep Class has not yet commenced operations.


    Institutional Class shares' year-to-date total return as of September 30, 2004 was 0.79%.



    During the periods shown in the bar chart, the highest quarterly return was 1.61% (quarter ended December 31, 2000) and its lowest quarterly return was 0.22% (quarter ended September 30, 2003).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------
(for the periods ended                                                             INCEPTION
December 31, 2003)                       1 YEAR     5 YEARS        10 YEARS           DATE
------------------------------------------------------------------------------------------------
Institutional Class                       1.03%        3.43%           4.19%         08/17/90
------------------------------------------------------------------------------------------------




Once Sweep Class has commenced operations, the current seven-day yield of Sweep Class may be obtained by calling (800) 659-1005.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                            SWEEP CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds, whichever is less)                         None
-------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                            SWEEP CLASS
--------------------------------------------------------------------------------
Management Fees                                                     0.20%

Distribution and/or Service (12b-1) Fees                            0.25

Other Expenses(2)                                                   0.13

Total Annual Fund Operating Expenses                                0.58
--------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other expenses are based on estimated amounts for the current fiscal year.



If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Your financial institution may charge you additional fees for participation in a sweep program. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and their associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Sweep Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Sweep Class                                 $59      $186      $324       $726
--------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2004, the advisor received no compensation.



    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Sweep Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Sweep Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Sweep Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Sweep Class; providing periodic statements showing a client's account balance in shares of the Sweep Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.



    Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155.


    The Sweep Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund whose dividends are exempt from state and local taxation in many states. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Sweep Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Sweep Class.

    Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------


day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.



    Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.


CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.


PORTFOLIO HOLDINGS INFORMATION



The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets for the fund are available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. The financial performance of your investment in the Sweep Class will differ from that of the Institutional Class as a result of the different class expenses. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for fiscal years ended 2004, 2003, 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional information.


    As of the date of this prospectus, the Sweep Class has not yet commenced operations and, therefore, financial information is not available.


                                                                                INSTITUTIONAL CLASS
                                                              -------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                              -------------------------------------------------------
                                                               2004          2003       2002        2001       2000
                                                              -------       -------    -------    --------    -------
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00    $   1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.01          0.01       0.02        0.05       0.05
---------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                          (0.01)        (0.01)     (0.02)      (0.05)     (0.05)
---------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.00)        (0.00)     (0.00)      (0.00)     (0.00)
=====================================================================================================================
Total distributions                                             (0.01)        (0.01)     (0.02)      (0.05)     (0.05)
=====================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00    $   1.00    $  1.00
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(a)                                                  0.99%         1.24%      1.98%       5.31%      5.41%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
  Net assets, end of period (000s omitted)                    $56,192       $84,989    $67,754    $208,307    $60,825
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.12%(b)      0.13%      0.13%       0.12%      0.11%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.33%(b)      0.33%      0.25%       0.26%      0.36%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of net investment income to average net assets             0.98%(b)      1.21%      1.98%       5.00%      5.33%
_____________________________________________________________________________________________________________________
=====================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.


(b) Ratios are based on average daily net assets of $75,483,408.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
                                           CLASS                                              INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Sweep Class                                                                                     $10,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                 OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial              Contact your financial intermediary.          Same
  Intermediary
                                 The financial intermediary should mail
                                 your completed account application and
                                 purchase payment to the transfer agent,
                                 AIM Investment Services, Inc.
                                 P. O. Box 0843,
                                 Houston, TX 77001-0843
                                 The financial intermediary should call the
                                 transfer agent at (800) 659-1005 to
                                 receive an account number.
                                 Then, the intermediary should use the
                                 following wire instructions:
                                 The Bank of New York
                                 ABA/Routing #: 021000018
                                 DDA 8900204613
                                 For Further Credit to the fund and Your
                                 Account #
By Telephone                     Open your account as described above.         Call the transfer agent at (800) 659-1005
                                                                               and wire payment for your purchase order
                                                                               in accordance with the wire instructions
                                                                               noted above.
By AIM LINK--Registered          Open your account as described above.         Complete an AIM LINK--Registered
  Trademark--                                                                  Trademark-- Agreement. Mail the
                                                                               application and agreement to the transfer
                                                                               agent. Once your request for this option
                                                                               has been processed, you may place your
                                                                               purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial              Contact your financial intermediary.
  Intermediary
                                 Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m.
                                 Eastern Time in order to effect the redemption at that day's closing price.
By Telephone                     A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                 price.
By AIM LINK--Registered          Place your redemption request via AIM LINK. The transfer
  Trademark--                    agent must receive your redemption request normally before
                                 3:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                 3:00 and 3:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time.



    If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 0843
                       Houston, TX 77001-0843

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

The fund's most recent portfolio holdings, as filed on Form N-Q, are also available at www.aiminvestments.com.



You also can review and obtain copies of the fund's SAI, financial reports, the fund's Form N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


----------------------------------------
   Government TaxAdvantage Portfolio,
   a series of Short-Term Investments Trust
   SEC 1940 Act file number: 811-2729
----------------------------------------

AIMinvestments.com     TAP-PRO-7
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                          SHORT-TERM INVESTMENTS TRUST

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                             ---------------------

     THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH CLASS OF THE
          GOVERNMENT TAXADVANTAGE PORTFOLIO OF SHORT-TERM INVESTMENTS
     TRUST LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES
        FOR THE CLASSES OF THE GOVERNMENT TAXADVANTAGE PORTFOLIO LISTED
          BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY CLASS
      OF THE GOVERNMENT TAXADVANTAGE PORTFOLIO LISTED BELOW BY WRITING TO:

                         AIM INVESTMENT SERVICES, INC.
                                 P.O. BOX 0843
                           HOUSTON, TEXAS 77001-0843
                          OR BY CALLING (800) 659-1005

                             ---------------------


       THIS STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 2, 2004,

                     RELATES TO THE FOLLOWING PROSPECTUSES:


              CLASS                         DATED
              -----                         -----
      Cash Management Class            December 2, 2004
       Institutional Class             December 2, 2004
    Personal Investment Class          December 2, 2004
     Private Investment Class          December 2, 2004
          Reserve Class                December 2, 2004
          Resource Class               December 2, 2004
           Sweep Class                 December 2, 2004

                          SHORT-TERM INVESTMENTS TRUST
                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
GENERAL INFORMATION ABOUT THE TRUST.........................    1
     Portfolio History......................................    1
     Shares of Beneficial Interest..........................    1
DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND
  RISKS.....................................................    2
     Classification.........................................    2
     Investment Strategies and Risks........................    2
          Debt Investments..................................    6
          Other Investments.................................    6
          Investment Techniques.............................    7
     Portfolio Policies.....................................    8
     Temporary Defensive Position...........................   10
MANAGEMENT OF THE TRUST.....................................   10
     Board of Trustees......................................   10
     Management Information.................................   10
          Trustee Ownership of Portfolio Shares.............   12
          Factors Considered in Approving the Investment
         Advisory Agreement.................................   12
     Compensation...........................................   12
          Retirement Plan for Trustees......................   12
          Deferred Compensation Agreements..................   13
     Codes of Ethics........................................   13
     Proxy Voting Policies..................................   13
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........   13
INVESTMENT ADVISORY AND OTHER SERVICES......................   14
     Investment Advisor.....................................   14
     Marketing Support and Administrative Support
      Payments..............................................   14
     Service Agreements.....................................   15
     Other Service Providers................................   15
BROKERAGE ALLOCATION AND OTHER PRACTICES....................   16
     Brokerage Transactions.................................   16
     Commissions............................................   16
     Brokerage Selection....................................   16
     Directed Brokerage (Research Services).................   17
     Regular Brokers or Dealers.............................   17
     Allocation of Portfolio Transactions...................   17
PURCHASE, REDEMPTION AND PRICING OF SHARES..................   18
     Purchase and Redemption of Shares......................   18
     Authorized Agents......................................   18
     Offering Price.........................................   18
          Calculation of Net Asset Value....................   18
     Redemption in Kind.....................................   19
     Backup Withholding.....................................   19

                                                              PAGE
                                                              ----
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS....................   20
     Dividends and Distributions............................   20
     Tax Matters............................................   21
DISTRIBUTION OF SECURITIES..................................   24
     Distribution Plan......................................   24
     Distributor............................................   26
BANKING REGULATIONS.........................................   26
CALCULATION OF PERFORMANCE DATA.............................   26
REGULATORY INQUIRIES AND PENDING LITIGATION.................   28
RATINGS OF DEBT SECURITIES..................................  A-1
TRUSTEES AND OFFICERS.......................................  B-1
TRUSTEE COMPENSATION TABLE..................................  C-1
PROXY VOTING POLICIES.......................................  D-1
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........  E-1
MANAGEMENT FEES.............................................  F-1
ADMINISTRATIVE SERVICES FEES................................  G-1
BROKERAGE COMMISSIONS.......................................  H-1
DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
  SECURITIES OF REGULAR BROKERS OR DEALERS..................  I-1
AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO
  DISTRIBUTION PLAN.........................................  J-1
ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION
  PLAN......................................................  K-1
PERFORMANCE DATA............................................  L-1
REGULATORY INQUIRIES AND PENDING LITIGATION.................  M-1
FINANCIAL STATEMENTS........................................   FS

                      GENERAL INFORMATION ABOUT THE TRUST

PORTFOLIO HISTORY


     Short-Term Investments Trust (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of six separate portfolios: Cash Assets Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio (each a "portfolio" and collectively, the "portfolios"). This Statement of Additional Information relates only to the Government TaxAdvantage Portfolio (the "Portfolio"). Under the Amended and Restated Agreement and Declaration of Trust (the "Trust Agreement"), dated May 15, 2002, as amended, the Board of Trustees (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.


     The Trust was originally organized on January 24, 1977 as a Maryland corporation and had no operations prior to November 10, 1980. The Trust reorganized as a Commonwealth of Massachusetts business trust on December 31, 1986. The Trust was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury TaxAdvantage Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof).

SHARES OF BENEFICIAL INTEREST

     Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.


     The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate portfolio. These assets constitute the underlying assets of each portfolio, are segregated on the portfolio's books of account, and are charged with the expenses of such portfolio and its respective classes. Each portfolio allocates any general expenses of the Trust not readily identifiable as belonging to a particular portfolio by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.


     Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share and is entitled to such dividends and distributions out of the income belonging to such portfolio as are declared by the Board. Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio each offers seven separate classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class. Cash Assets Portfolio offers one class of shares, Institutional Class. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable portfolio allocable to such class available for distribution after satisfaction of outstanding liabilities of the portfolio allocable to such class.

     All classes of shares of each portfolio have identical voting, dividend liquidation and other rights on the same terms and conditions except that each class of shares has different shareholder qualifications, bears differing class-specific expenses, and has exclusive voting rights on matters pertaining to that class' distribution plan, if any.


     Except as specifically noted above, shareholders of each portfolio are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a portfolio. However, on matters affecting an individual portfolio or class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but that requires a separate vote of another portfolio or class. An example of a matter that would be voted on separately by shareholders of each portfolio is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each portfolio are fully paid and nonassessable, have no preemptive, conversion or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

     Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a portfolio for all losses and expenses of any shareholder of such portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a portfolio is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

     The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

     SHARE CERTIFICATES. Shareholders of the portfolios do not have the right to demand or require the Trust to issue share certificates, although the Trust in its sole discretion may issue them.

           DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

CLASSIFICATION

     The Trust is an open-end management investment company. The Portfolio is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

     The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds(R). The table has been marked to indicate those securities and investment techniques that AIM may use to manage the Portfolio. The Portfolio may not use all of these techniques at any one time. The Portfolio's transactions in a particular security or use of a particular technique is subject to limitations imposed by the Portfolio's investment objective, policies and restrictions described in the Portfolio's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Portfolio's investment objective, policies, strategies and practices are non-fundamental. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Portfolio utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Portfolio's Prospectuses; where a particular type of security or investment technique is not discussed in the Portfolio's Prospectuses, that security or investment technique is not a principal investment strategy.

                          SHORT-TERM INVESTMENTS TRUST
                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

-------------------------------------------------------------------------------------------------------------
                                                                                      GOVERNMENT TAXADVANTAGE
    SECURITY/INVESTMENT TECHNIQUE                                                            PORTFOLIO
    -----------------------------                                                     -----------------------
-------------------------------------------------------------------------------------------------------------
                                             EQUITY INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 Common Stock
-------------------------------------------------------------------------------------------------------------
 Preferred Stock
-------------------------------------------------------------------------------------------------------------
 Convertible Securities
-------------------------------------------------------------------------------------------------------------
 Alternative Equity Securities
-------------------------------------------------------------------------------------------------------------
                                             FOREIGN INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 Foreign Securities
-------------------------------------------------------------------------------------------------------------
 Foreign Government Obligations
-------------------------------------------------------------------------------------------------------------
 Foreign Exchange Transactions
-------------------------------------------------------------------------------------------------------------
                                              DEBT INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 U.S. Government Obligations                                                                     X
-------------------------------------------------------------------------------------------------------------
 Rule 2a-7 Requirements                                                                          X
-------------------------------------------------------------------------------------------------------------
 Mortgage-Backed and Asset-Backed
 Securities
-------------------------------------------------------------------------------------------------------------
 Collateralized Mortgage Obligations
-------------------------------------------------------------------------------------------------------------
 Bank Instruments
-------------------------------------------------------------------------------------------------------------
 Commercial Instruments
-------------------------------------------------------------------------------------------------------------
 Participation Interests
-------------------------------------------------------------------------------------------------------------
 Municipal Securities
-------------------------------------------------------------------------------------------------------------
 Municipal Lease Obligations
-------------------------------------------------------------------------------------------------------------
 Investment Grade Corporate Debt
 Obligations
-------------------------------------------------------------------------------------------------------------
 Junk Bonds
-------------------------------------------------------------------------------------------------------------
 Liquid Assets
-------------------------------------------------------------------------------------------------------------
                                              OTHER INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 REITs
-------------------------------------------------------------------------------------------------------------
 Other Investment Companies                                                                      X
-------------------------------------------------------------------------------------------------------------
 Defaulted Securities
-------------------------------------------------------------------------------------------------------------
 Municipal Forward Contracts
-------------------------------------------------------------------------------------------------------------
 Variable or Floating Rate
 Instruments                                                                                     X
-------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST


                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


-------------------------------------------------------------------------------------------------------------
                                                                                      GOVERNMENT TAXADVANTAGE
    SECURITY/INVESTMENT TECHNIQUE                                                            PORTFOLIO
    -----------------------------                                                     -----------------------
-------------------------------------------------------------------------------------------------------------
 Indexed Securities
-------------------------------------------------------------------------------------------------------------
 Zero-Coupon and Pay-in-Kind
 Securities
-------------------------------------------------------------------------------------------------------------
 Synthetic Municipal Instruments
-------------------------------------------------------------------------------------------------------------
                                            INVESTMENT TECHNIQUES
-------------------------------------------------------------------------------------------------------------
 Delayed Delivery Transactions                                                                   X
-------------------------------------------------------------------------------------------------------------
 When-Issued Securities                                                                          X
-------------------------------------------------------------------------------------------------------------
 Short Sales
-------------------------------------------------------------------------------------------------------------
 Margin Transactions
-------------------------------------------------------------------------------------------------------------
 Swap Agreements
-------------------------------------------------------------------------------------------------------------
 Interfund Loans                                                                                 X
-------------------------------------------------------------------------------------------------------------
 Borrowing                                                                                       X
-------------------------------------------------------------------------------------------------------------
 Lending Portfolio Securities
-------------------------------------------------------------------------------------------------------------
 Repurchase Agreements
-------------------------------------------------------------------------------------------------------------
 Reverse Repurchase Agreements
-------------------------------------------------------------------------------------------------------------
 Dollar Rolls
-------------------------------------------------------------------------------------------------------------
 Illiquid Securities                                                                             X
-------------------------------------------------------------------------------------------------------------
 Rule 144A Securities
-------------------------------------------------------------------------------------------------------------
 Unseasoned Issuers
-------------------------------------------------------------------------------------------------------------
 Portfolio Transactions
-------------------------------------------------------------------------------------------------------------
 Sale of Money Market Securities                                                                 X
-------------------------------------------------------------------------------------------------------------
 Standby Commitments
-------------------------------------------------------------------------------------------------------------
                                                 DERIVATIVES
-------------------------------------------------------------------------------------------------------------
 Equity-Linked Derivatives
-------------------------------------------------------------------------------------------------------------
 Put Options
-------------------------------------------------------------------------------------------------------------
 Call Options
-------------------------------------------------------------------------------------------------------------
 Straddles
-------------------------------------------------------------------------------------------------------------
 Warrants
-------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST


                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


-------------------------------------------------------------------------------------------------------------
                                                                                      GOVERNMENT TAXADVANTAGE
    SECURITY/INVESTMENT TECHNIQUE                                                            PORTFOLIO
    -----------------------------                                                     -----------------------
-------------------------------------------------------------------------------------------------------------
 Futures Contracts and Options on
 Futures Contracts
-------------------------------------------------------------------------------------------------------------
 Forward Currency Contracts
-------------------------------------------------------------------------------------------------------------
 Cover
-------------------------------------------------------------------------------------------------------------

Debt Investments

     U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.


     RULE 2a-7 REQUIREMENTS. Money market instruments in which the Portfolio will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from a NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from a NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations ( or any debt obligation within that class). The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO.



     The Portfolio will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.


     Descriptions of debt securities ratings are found in Appendix A.

Other Investments

     OTHER INVESTMENT COMPANIES. With respect to the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Portfolio.

     The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) the Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies.

     VARIABLE OR FLOATING RATE INSTRUMENTS. The Portfolio may invest in Eligible Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations.

Investment Techniques

     DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions involve commitments by the Portfolio to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Portfolio may purchase securities on a delayed delivery to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique.

     Investment in securities on a delayed delivery basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Portfolio will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

     The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio will not sell or otherwise transfer the delayed delivery securities prior to settlement.

     WHEN-ISSUED SECURITIES. The Portfolio may purchase on a "when-issued" basis. When-issued securities are securities that have been announced, but not yet auctioned. The payment obligation and yield that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

     Securities purchased on a when-issued basis and the securities held in the Portfolio's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if the Portfolio is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Portfolio's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Portfolio to meet its obligations under when-issued commitments, the Portfolio will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation.)

     Investment in securities on a when-issued basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment. The Portfolio will employ techniques designed to reduce such risks. If the Portfolio purchases a when-issued security, the Portfolio will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Portfolio's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.


     INTERFUND LOANS. The Portfolio may lend uninvested cash up to 15% of its net assets to other funds advised by AIM (the "AIM Funds") and the Portfolio may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, a Portfolio cannot make any additional investments. If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, the Portfolio will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions.

     BORROWING. The Portfolio may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling portfolio securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Portfolio's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.


     ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.


     The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

     SALE OF MONEY MARKET SECURITIES. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

PORTFOLIO POLICIES

     FUNDAMENTAL RESTRICTIONS. The Portfolio is subject to the following investment restrictions, which may be changed only by a vote of the lesser of
(i) 67% or more of the Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Portfolio.

          (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the 1933 Act.

          (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments; or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

          (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

          (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

          (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

          (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.


     The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which AIM must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.


     NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to the Portfolio. They may be changed without approval of the Portfolio's voting securities.

          (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

          (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets or when any borrowings from AIM Advised Fund are outstanding.

          (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

          (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

          (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

          (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Portfolio currently may not invest in any security (including futures contracts or options thereon) that are secured by physical commodities.

     ADDITIONAL NON-FUNDAMENTAL POLICIES.  As non-fundamental policies:

          The Portfolio normally invests at least 80% of its assets in direct obligations of the U.S. Treasury which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies and instrumentalities (agency securities). For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Portfolio will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

TEMPORARY DEFENSIVE POSITIONS

     In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold all or a portion of its assets in cash.

                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES


     The overall management of the business and affairs of the Portfolio and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of the Portfolio, and persons or companies furnishing services to the Portfolio. The day-to-day operations of the Portfolio is delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the Portfolio and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.


MANAGEMENT INFORMATION

     The trustees and officers of the Trust and their principal occupations during at least the last five years and certain other information concerning them is set forth in Appendix B.


     The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Committee Relating to Market Timing issues.



     The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward
K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by the Portfolio (including monitoring the independence, qualifications and performance of such auditors and resolution of disagreements between the Portfolio management and the auditors regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other audit, review or attest services; (ii) overseeing the financial reporting process of the Portfolio; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy and integrity of the financial statements and asset valuation; (iv) assisting the Board's oversight of the Portfolio compliance with legal and regulatory requirements that related to the Portfolio accounting and financial reporting, internal control over financial reporting and independent audits; (v) to the extent required by
Section 10A of the Securities Exchange Act of 1934, pre-approving all permissible non-audit services provided to the Portfolio by its independent auditors; (vi) pre-approving, in accordance with Item 2.01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Portfolio's independent auditors to the Portfolio's investment advisor and certain other affiliated entities; and (vii) to the extent required by Regulation 14A, preparing an audit committee report for inclusion in the Portfolio's annual proxy statement. During the fiscal year ended August 31, 2004, the Audit Committee held eight meetings.



     The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Dunn. The Compliance Committee is responsible for: (i) recommending to the Board and the dis-interested trustees the appointment, compensation and removal of the Portfolio's Chief Compliance Officer; (ii) recommending to the dis-interested trustees the appointment, compensation and removal of the Portfolio's Senior Officer appointed pursuant to the terms of an Assurance of Discontinuance from the New York Attorney General that is applicable to AIM and/or INVESCO Funds Group, Inc. (the "Advisors") (the "Senior Officer"); (iii) recommending to the dis-interested trustees the appointment and removal of the Advisors' independent Compliance Consultant appointed pursuant to the terms of the Securities and Exchange Commission's Order Instituting Administrative Proceedings (the "SEC Order") applicable to the Advisors (the "Compliance Consultant"); (iv) receiving all reports from the Chief Compliance Officer, the Senior Officer and the Compliance Consultant that are delivered between meetings of the Board and that are otherwise not required to be provided to the full Board or to all of the dis-interested trustees; (v) overseeing all reports on compliance matters from the Chief Compliance Officer, the Senior Officer and the Compliance Consultant, and overseeing all reports from the third party retained by the Advisors to conduct the periodic compliance review required by the terms of the SEC Order that are required to be provided to the full Board; (vi) overseeing all of the compliance policies and procedures of the Portfolio and its service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (vii) risk management oversight with respect to the Portfolio and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC that are applicable to the Portfolio or its service providers; and
(viii) overseeing potential conflicts of interest that are reported to the Committee by the Advisors, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended August 31, 2004, the Compliance Committee did not meet.



     The members of the Governance Committee are Messrs. Bayley, Crockett, Dowden (Chair), and Jack M. Fields (Vice Chair), Gerald J. Lewis and Louis S. Sklar. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Trust for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Trust at meetings called for the election of trustees; (ii) nominating persons for appointment as members of each committee of the Board, including, without limitation, the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for appointment as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee and the Compliance Committee of the Trust.



     The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended August 31, 2004, the Governance Committee held seven meetings.



     Notice procedures set forth in the Trust's bylaws require that any shareholder of a portfolio desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.



     The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Dunn, Fields, Lewis, Pennock, Sklar and Soll, and Carl Frischling, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration. During the fiscal year ended August 31, 2004, the Investments Committee held five meetings.



     The members of the Valuation Committee are Messrs. Dunn, Pennock (Chair) and Soll, and Miss Quigley (Vice Chair). The Valuation Committee is responsible for addressing issues requiring action by the Board in the valuation of the Portfolio's portfolio securities that arise during periods between meetings of the Board. During periods between meetings of the Board, the Valuation
Committee: (i) receives the reports of AIM's internal valuation committee requesting pre-approval or approval of any changes to pricing vendors or pricing methodologies as required by AIM's Procedures for Valuing Securities (Pricing Procedures) (the "Procedures"), and approves changes to pricing vendors and pricing methodologies as provided in the Procedures; (ii) upon request of AIM, assists AIM's internal valuation committee in resolving particular fair valuation issues; and (iii) receives reports on non-standard price changes on private equities. During the fiscal year ended August 31, 2004, the Valuation Committee did not meet.



     The members of the Special Committee Relating to Market Timing issues are Messrs. Crockett, Dowden, Dunn, and Lewis (Chair). The purpose of the Special Committee Relating to Market Timing Issues is to remain informed on matters relating to alleged excessive short term trading in shares of the Portfolio ("market timing") and to provide guidance to special counsel for the independent trustees on market timing issues and related matters between meetings of the independent trustees. During the fiscal year ended August 31, 2004, the Special Committee Relating to Market Timing issues held seven meetings.



Trustee Ownership of Portfolio Shares


     The dollar range of equity securities beneficially owned by each trustee
(i) in the Portfolio and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.

Factors Considered in Approving the Investment Advisory Agreement


     The advisory agreement with AIM (the "Advisory Agreement") was re-approved for the Portfolio by the Trust's Board at a meeting held on June 7-9, 2004. In evaluating the fairness and reasonableness of the Advisory Agreement, the Board considered a variety of factors for the Portfolio, including: the requirements of the Portfolio for investment supervisory and administrative services; the quality of AIM's services, including a review of the Portfolio's investment performance, if applicable, and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by the Portfolio as a percentage of its assets and in relationship to contractual limitations; any fee waivers (or payments of Portfolio expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to the Portfolio, including soft dollar arrangements, and the extent to which the Portfolio shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between the Portfolio and AIM.



     After consideration of these factors, the Board found that with respect to the Portfolio: (i) the services provided to the Portfolio and its shareholders were adequate; (ii) the Advisory Agreement was fair and reasonable under the circumstances; and (iii) the fees payable under the Advisory Agreement would have been obtained through arm's length negotiations. The Board therefore concluded that the Portfolio's Advisory Agreement was in the best interests of the Portfolio and its shareholders and approved the Advisory Agreement.


COMPENSATION


     Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, which consists of an annual retainer component and a meeting fee component.


     Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2002 is found in Appendix C.

Retirement Plan For Trustees

     The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

     The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

     Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other INVESCO Funds and AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefit will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lessor of (i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements


     Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more of the AIM Funds selected by the Deferring Trustees. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.


CODES OF ETHICS

     AIM, the Trust and Fund Management Company ("FMC") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by the Portfolio, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.

PROXY VOTING POLICIES


     The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Portfolio to AIM, the Portfolio's investment advisor. AIM will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix D.



     Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of the Portfolio's proxy voting record.



     Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 months ended June 30, 2004 is available at our Web site, http://www.AIMinvestments.com. This information is also available at the SEC Web site, http://www.sec.gov.


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     Information about the ownership of each class of each portfolio's shares by beneficial or record owners of such portfolio and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a portfolio is presumed to "control" that portfolio.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR


     AIM, the Portfolio's investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.


     As investment advisor, AIM supervises all aspects of the Portfolio's operations and provides investment advisory services to the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio.

     AIM is also responsible for furnishing to the Portfolio, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Portfolio, in the judgment of the Trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Portfolio's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

     The Master Investment Advisory Agreement provides that the Portfolio will pay or cause to be paid all expenses of the Portfolio not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Portfolio in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Portfolio's shareholders.

     AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.


     Pursuant to the Master Investment Advisory Agreement with the Trust, AIM receives a monthly fee from the Portfolio calculated at the following annual rates, based on the average daily net assets of the Portfolio during the year:


          FUND NAME                        NET ASSETS               ANNUAL RATE
          ---------                        ----------               -----------
Government TaxAdvantage
  Portfolio                     First $250 million                     0.20%
                                Over $250 million to $500 million      0.15%
                                Amount over $500 million               0.10%

     AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio.


     AIM has voluntarily agreed to waive a portion of advisory fees payable by the Portfolio. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Portfolio's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "Description of the Portfolio and Its Investments and Risks -- Investment Strategies and Risks -- Other Investments -- Other Investment Companies.


     The management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio for the last three fiscal years ended August 31 are found in Appendix F.


MARKETING SUPPORT AND ADMINISTRATIVE SUPPORT PAYMENTS



     AIM, FMC, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that sell shares of the Portfolio or provide promotional and/or sales support services and activities on behalf of AIM and FMC with respect to the Portfolio ("marketing support payments"). Financial intermediaries receiving marketing support payments may agree to provide a variety of services and activities that benefit AIM and its affiliates, such as including the Portfolio on a preferred or select sales list or in other sales programs, providing access to the financial intermediaries' registered representatives, providing assistance in training and education of personnel, providing marketing support, and other specified services. To the extent that financial intermediaries who receive marketing support payments sell more shares of the Portfolio or cause their customers to retain their investment in the Portfolio, AIM benefits from advisory fees it is paid with respect to those assets. In addition, AIM, FMC, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that provide administrative services to their customers that AIM or its affiliates otherwise would typically provide ("administrative support payments"). These administrative support payments may be made for recordkeeping, sub-accounting, sub-transfer agency, shareholder processing and similar services. Marketing support payments and administrative support payments, which may be different for different financial intermediaries, may be based on such factors as the average daily net assets of the Portfolio attributable to a financial intermediary over a particular period or a fixed dollar amount. These payments are in addition to any Rule 12b-1 fees and other fees paid by the Portfolio. AIM, FMC, and their affiliates determine these payments in their discretion in response to requests from financial intermediaries, based on factors they deem relevant. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Portfolio to its customers. Please contact your financial advisor for details about any payments they or their firm may receive in connection with the sale of Portfolio shares or the provision of services to the Portfolio.


SERVICE AGREEMENTS


     ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Portfolio which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Portfolio reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.


     Administrative services fees paid to AIM by the Portfolio for the last three fiscal years ended August 31 are found in Appendix G.

OTHER SERVICE PROVIDERS


     TRANSFER AGENT. AIM Investment Services, Inc. ("AIS"), (formerly known as A I M Fund Services, Inc.) 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Portfolio.



     The Transfer Agency and Service Agreement between the Trust and AIS provides that AIS will perform certain shareholder services for the Portfolio. The Transfer Agency and Service Agreement provides that AIS will receive an asset based fee plus certain out-of-pocket expenses. AIS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



     SUB-ACCOUNTING. The Trust and FMC have arranged for AIS or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Trust or FMC for these sub-accounting services. In addition, shareholders utilizing AIM LINK(R) Remote, may receive sub-accounting services.



     CUSTODIAN. The Bank of New York ("Custodian"), 2 Hanson Place, Brooklyn, NY 11217-1431, is custodian of all securities and cash of the Portfolio.


     Under its contract with the Trust, the Custodian maintains the portfolio securities of the Portfolio, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the Portfolio and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.


     AUDITORS. Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, the Portfolio's independent public accountants, are responsible for auditing the financial statements of the Portfolio. The Board has selected PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002 as the independent public accountants of the Portfolio for the fiscal year ending August 31, 2005.


     COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

     AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate or spread (as applicable). While AIM seeks reasonable competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Brokerage Selection" below.

     Some of the securities in which the Portfolio invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.

     The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

     Brokerage commissions, if any, paid by the Portfolio for the last three fiscal years ended August 31, are found in Appendix H.

COMMISSIONS

     During the last three fiscal years ended August 31 the Portfolio did not pay brokerage commissions to brokers affiliated with the Portfolio, AIM, FMC, or any affiliates of such entities.


     The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio, provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund or account provided the Portfolio follows procedures adopted by the Boards of Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.


BROKERAGE SELECTION

     Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Portfolio may pay a broker higher commissions than those available from another broker.

     Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.


     The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to provide a more in-depth analysis of a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.


     In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.


     AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. Portfolio transactions also may be effected through broker-dealers that recommend the Portfolio to their clients, or that act as agent in the purchase of the Portfolio's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.


DIRECTED BROKERAGE (RESEARCH SERVICES)


     Directed brokerage (research services), if any, paid by the Portfolio during the last fiscal year ended August 31, 2004 are found in Appendix I.


REGULAR BROKERS OR DEALERS


     Information concerning the Portfolio's acquisition of securities of its regular brokers or dealers during the last fiscal year ended August 31, 2004 is found in Appendix I.


ALLOCATION OF PORTFOLIO TRANSACTIONS

     AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

     Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES


     Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to AIS at P.O. Box 0843, Houston, Texas 77001-0843. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AIS.



     Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AIS all required information and documentation with respect to the investor. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolio for any overdraft charges incurred.



     A financial intermediary may submit a written request to AIS for correction of transactions involving Portfolio shares. If AIS agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Portfolio for any resulting loss.


     An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Portfolio, except through the reinvestment of distributions.


     Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. Any changes to wire instructions must be submitted to AIS in writing. AIS may request additional documentation.



     AIS may request that an intermediary maintain separate master accounts in the Portfolio for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.


     Additional information regarding purchases and redemptions is located in each class' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."


AUTHORIZED AGENTS



     AIS and FMC may authorize agents to accept purchase and redemption orders that are in good form on behalf of the AIM Funds. In certain cases, these authorized agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Portfolio's behalf. The Portfolio will be deemed to have received the purchase or redemption order when the Portfolio's authorized agent or its designee accepts the order. The order will be priced at the net asset value next determined after the order is accepted by the Portfolio's authorized agent or its designee.


OFFERING PRICE

     The offering price per share of the Portfolio is $1.00. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Calculation of Net Asset Value


     The price of each of the Portfolio's shares is the Portfolio's net asset value per share. The Portfolio determines the net asset value of its shares four times on each business day. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Portfolio's custodian, are open for business. The Portfolio also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day. The Portfolio determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time. The Portfolio declares dividends on settled shares at 3:30 p.m. Eastern Time. The Portfolio values portfolio securities on the basis of amortized cost, which approximates market value. The Portfolio reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.


     For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the Portfolio, if any; (c) deducting the liabilities of the Portfolio; (d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at amortized cost as well as income accrued but not yet received.

     The Portfolio uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Portfolio's investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Portfolio of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

     The Portfolio may use the amortized cost method to determine its net asset value so long as the Portfolio does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Portfolio of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.


     The Board has established procedures designed to stabilize the Portfolio's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations. When available market quotations are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share.


REDEMPTION IN KIND

     The Portfolio will not redeem shares representing an interest in the Portfolio in kind (i.e., by distributing its portfolio securities).

BACKUP WITHHOLDING

     Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

     Each AIM Fund and other payers, generally must withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Portfolio with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

     An investor is subject to backup withholding if:

          1. the investor fails to furnish a correct TIN to the Portfolio;

          2. the IRS notifies the Portfolio that the investor furnished an incorrect TIN;

          3. the investor or the Portfolio is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

          4. the investor fails to certify to the Portfolio that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

          5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

     Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.


     Certain payees and payments are exempt from backup withholding and information reporting. AIM or AIS will not provide Form 1099 to those payees.


     Investors should contact the IRS if they have any questions concerning withholding.

     IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

     NON-RESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS


DIVIDENDS AND DISTRIBUTIONS



     It is the present policy of the Portfolio to declare dividends on each business day and pay dividends monthly. It is the Portfolio's intention to distribute substantially all of its net investment income and realized net capital gains. The Portfolio does not expect to realize any long-term capital gains and losses.



     Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to AIS at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.


     All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, the shareholder may request that all dividends declared up to the date of redemption be paid to the shareholder along with the proceeds of the redemption. If no request is made, dividends will be paid on the next dividend date. Information concerning the amount of the dividends declared on any particular day will normally be available by 4:00 p.m. Eastern time on that day.

     The dividend accrued and paid for each class of shares of the Portfolio will consist of (a) income accrued and discounts earned less amortization of premiums, if any, for the Portfolio, allocated based upon such class' pro rata share of the total shares outstanding which relate to the Portfolio, less (b) Trust expenses accrued for the applicable dividend period attributable to the Portfolio, such as custodian fees and accounting expenses, allocated based upon each such class' pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.


     Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the Portfolio or the net income per share of a class of the Portfolio for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio was reduced, or was anticipated to be reduced, below $1.00, the Board might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or in its receiving upon redemption a price per share lower than that which it paid.


TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.


     QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.



     In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and (for Portfolio taxable years beginning after October 22, 2004) net income derived from certain publicly traded partnerships (the "Income Requirement").



     In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, securities of certain publicly traded partnerships (for Portfolio taxable years beginning after October 22, 2004), and securities of other issuers, as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.


     If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders and will be included in the qualified dividend income of noncorporate shareholders.


     DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made an election to accrue market discount into income. If the Portfolio purchases a debt obligation that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

     EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.


     The Portfolio generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances the Portfolio may elect to pay a minimal amount of excise tax.



     PORTFOLIO DISTRIBUTIONS. The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations or be included in the qualified dividend income of noncorporate shareholders.



     The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for non-corporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.


     Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

     Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another portfolio). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

     SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Under current law, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum tax rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares, and any such loss will be disallowed to the extent of any dividends that were received within the six-month period. Capital losses in any year are deductible under current law only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

     BACKUP WITHHOLDING. The Portfolio may be required to withhold 28% of distributions and/or redemption payments. For more information refer to "Purchases, Redemption and Pricing of Shares -- Backup Withholding."


     FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a non-resident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term and short-term capital gain and of certain types of interest income) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed net capital gain.



     As a consequence of the enactment of the American Jobs Creation Act of 2004, such a foreign shareholder will also generally be exempt from U.S. federal income tax on distributions that the Portfolio designates as "short-term capital gain dividends" or as "interest-related dividends" for Portfolio taxable years beginning after December 31, 2004 and before January 1, 2008. The aggregate amount that may be designated as short-term capital gain dividends for a Portfolio's taxable year is generally equal to the excess (if any) of the Portfolio's net short-term capital gain over its net long-term capital loss. The aggregate amount designated as interest-related dividends for any Portfolio taxable year is generally limited to the excess of the amount of "qualified interest income" of the Portfolio over allocable expenses. Qualified interest income is generally equal to the sum of a Portfolio's U.S.-source income that constitutes (1) bank deposit interest; (2) short-term original issue discount that is exempt from withholding tax; (3) interest on a debt obligation which is in registered form, unless it is earned on a debt obligation issued by a corporation or partnership in which the Portfolio holds a 10-percent ownership interest or its payment is contingent on certain events; and (4) interest-related dividends received from another regulated investment company.



     If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, short-term capital gain dividends, interest-related dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.



     In the case of foreign non-corporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of their foreign status.


     Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.


     Transfers by gift of shares of the Portfolio by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. Estates of decedent's dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of a Portfolio's shares attributable to "qualifying assets" held by the Portfolio at the end of the quarter immediately preceding the decedent's death (or such other time as the Internal Revenue Service may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of a Portfolio's assets that constituted qualifying assets at the end of each quarter of its taxable year.


     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.


     EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


     Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Trust.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLAN

     The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class (the "Plan"). The Portfolio, pursuant to the Plan, pays FMC compensation at the annual rate, shown immediately below, of the Portfolio's average daily net assets.


CLASS                                         ANNUAL RATE
  Cash Management Class                          0.10%
  Personal Investment Class                      0.75%
  Private Investment Class                       0.50%
  Reserve Class                                  1.00%
  Resource Class                                 0.20%
  Sweep Class                                    0.25%

     The Plan compensates FMC for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Portfolio. Such activities include, but are not limited to the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Plan.

     Amounts payable by the Portfolio under the Plan need not be directly related to the expenses actually incurred by FMC on behalf of the Portfolio. The Plan does not obligate the Portfolio to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan. Thus, even if FMC's actual expenses exceed the fee payable to FMC at any given time, the Portfolio will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

     FMC may from time to time waive or reduce any portion of its 12b-1 fee for Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee

Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Trust.

     The Portfolio may pay a service fee of up to 0.25% of the average daily net assets of the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class to selected dealers, banks and financial institutions or their affiliates, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Portfolio. Under the terms of a shareholder service agreement, such personal shareholder services include (i) answering customer inquiries regarding the shares of these classes and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment of customer cash account balances in the shares of these classes; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Trust may request on behalf of the shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation.

     Under a Shareholder Service Agreement, the Portfolio agrees to pay periodically fees to selected dealers, banks and other financial institutions or their affiliates who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Portfolio during such period at the annual rate specified in each agreement based on the average daily net asset value of the Portfolio shares purchased. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Portfolio shares are held.

     Selected dealers and other institutions entitled to receive compensation for selling Portfolio shares may receive different compensation for selling shares of one particular class over another. Under the Plan, certain financial institutions which have entered into service agreements and which sell shares of the Portfolio on an agency basis, may receive payments from the Portfolio pursuant to the Plan. FMC does not act as principal, but rather as agent for the Portfolio, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plan. These payments are an obligation of the Portfolio and not of FMC.

     Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").


     See Appendix J for a list of the amounts paid by each class of shares of the Portfolio to FMC pursuant to the Plan for the year, or period, ended August 31, 2004 and Appendix K for an estimate by activity of the allocation of actual fees paid by each class of shares of the Portfolio pursuant to the Plan for the year, or period, ended August 31, 2004.



     As required by Rule 12b-1, the Plan and related form of Shareholder Service Agreement was approved by the Board, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Trustees"). In approving the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class of the Portfolio and its respective shareholders.


     The anticipated benefits that may result from the Plan with respect to the applicable classes of the Portfolio and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio.


     Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board, including a majority of the Rule 12b-1 Trustees. The Plan may be terminated as to the Portfolio or any class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.


     Any change in the Plan that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

DISTRIBUTOR

     The Trust has entered into a master distribution agreement relating to the Portfolio (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which FMC acts as the distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P.O. Box 4497, Houston, Texas 77210-4497. Certain Trustees and officers of the Trust are affiliated with FMC. See "Management of the Trust."

     The Distribution Agreement provides FMC with the exclusive right to distribute the shares of each class of the Portfolio on a continuous basis directly and through other broker-dealers with whom FMC has entered into selected dealer agreements. FMC has not undertaken to sell any specified number of shares of any classes of the Portfolio. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Trust and the costs of preparing and distributing any other supplemental sales literature.

     The Trust (on behalf of any class of the Portfolio) or FMC may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of their assignment.

     FMC may, from time to time at its expense, pay a fee to broker-dealers, banks or other financial institutions for operational and/or marketing support, including support for distribution programs or platforms. Such fees will not impose additional expenses on a class, nor will they change the price paid by investors for the purchase of the applicable classes' shares or the amount that any particular class will receive as proceeds from such sales.

                              BANKING REGULATIONS

     On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. Generally, this Act removed the regulatory barriers previously established between banks and bank holding companies, insurance companies, and broker-dealers. Various provisions of this Act became effective immediately, while others were phased in after enactment.

     Among the various regulatory changes imposed by the Gramm-Leach-Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. The revised definition of "broker" removes an exclusion from broker registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, a bank may offer participation in "sweep programs" without registering as a broker under the new regulations. As of the date of this Statement of Additional Information, the SEC is not requiring compliance with the provisions of the Gramm-Leach-Bliley Act related to the definition of broker. Once the SEC begins to enforce these provisions of the Act (and any rules or regulations related thereto), banks may be required to reassess their activities to determine whether registration as a broker is appropriate.

                        CALCULATION OF PERFORMANCE DATA

     Although performance data may be useful to prospective investors when comparing the Portfolio's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by the Portfolio.

  Yield Quotations

     Yield is a function of the type and quality of the Portfolio's investments, the maturity of the securities held in the Portfolio and the operating expense ratio of the Portfolio. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

     Income calculated for purposes of calculating the Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Portfolio may differ from the rate of distributions from the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

     The standard formula for calculating annualized yield for the Portfolio is as follows:

        Y  =   (V(1) - V(0))       X           365
                 ---------                     ----
                    V(0)                        7

Where  Y    =    annualized yield.
       V(0) =    the value of a hypothetical pre-existing account in the
                 Portfolio having a balance of one share at the beginning of a stated seven-day period.
       V(1) =    the value of such an account at the end of the stated
                 period.

     The standard formula for calculating effective annualized yield for the Portfolio is as follows:

       EY   =    (Y + 1)(365/7) -1
Where  EY   =    effective annualized yield.
       Y    =    annualized yield, as determined above.

     The yield for each class of the Portfolio is found in Appendix L.

  Performance Information

     From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Portfolio's yield and total return.

     The performance of the Portfolio will vary from time to time and past results are not necessarily indicative of future results.

     Yield figures for the Portfolio is neither fixed nor guaranteed. The Portfolio may provide performance information in reports, sales literature and advertisements. The Portfolio may also, from time to time, quote information about the Portfolio published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Portfolio. The following is a list of such publications or media entities:

           ABA Banking Journal                       Institutional Investor
             American Banker                         Pensions & Investments
               CFO Magazine                        Treasury & Risk Management

     The Portfolio may also compare its performance to performance data of similar mutual funds as published by the following services:

            Bank Rate Monitor                         Money Fund Averages
                Bloomberg                       Mutual Fund Values (Morningstar)
                Donoghue's                                  Stanger
             iMoney Net, Inc.                               TeleRate
               Lipper, Inc.                               Weisenberger

     The Portfolio's performance may also be compared in advertising to the performance of comparative benchmarks such as the following: Consumer Price Index, Lehman Municipal Bond Fund Index and Standard & Poor's 500 Stock Index.

     The Portfolio may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

     Overnight -- 30 day Treasury Repurchase Agreements
     90 day Treasury Bills
     90 -- 180 day Commercial Paper

     Advertising for the Portfolio may from time to time include discussions of general economic conditions and interest rates. Advertising for the Portfolio may also include references to the use of the Portfolio as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Portfolio may disclose: (i) the largest holdings in the Portfolio's portfolio; (ii) certain selling group members; and/or (iii) certain institutional shareholders.

     From time to time, the Portfolio's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.


                  REGULATORY INQUIRIES AND PENDING LITIGATION



     The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.



     As described in the prospectuses for the AIM Funds, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, and A I M Advisors, Inc. ("AIM"), the investment advisor to the AIM Funds, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.



     In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future. This statement of additional information will be supplemented periodically to disclose any such additional regulatory actions, civil lawsuits and/or regulatory inquiries.



Ongoing Regulatory Inquiries Concerning IFG and AIM



     IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG.



     AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds.

Private Civil Actions Alleging Market Timing



     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix M-1.



     All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix M-1. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. This lawsuit is identified in Appendix M-1.



Private Civil Actions Alleging Improper Use of Fair Value Pricing



     Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix M-2.



Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees



     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix M-3.



Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes



     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix M-4.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements



     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix M-5.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

     The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

     Moody's corporate ratings areas follows:

          AAA: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          AA: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

          A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          BAA: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          BA: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          CAA: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          CA: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

     Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

     PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

     Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

     Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

     Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

     Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

     AAA: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     AA: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     BAA: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     BA: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     CAA: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     CA: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

     In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

     In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

     The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

     MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

     Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

     MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

     MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

          STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

     Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

     S&P describes its ratings for corporate and municipal bonds as follows:

          AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

          AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

          A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

          BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          NR:  Not Rated.

                                S&P DUAL RATINGS

     S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     These categories are as follows:

          A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

          A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          B: Issues rated "B" are regarded as having only speculative capacity for timely payment.

          C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          D: Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

     An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

     Note rating symbols are as follows:

          SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

          SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          SP-3:  Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

     Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

     Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term "AAA" - "BBB" categories; Short-term
"F1" - "F3") indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term "BB" - "D"; Short-term "B" - "D") either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on "AAA" rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for "BBB" rated bonds was 0.35%, and for "B" rated bonds, 3.0%.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

     The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

     Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

     A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

     NR:  Indicates that Fitch does not rate the specific issue.

     WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

     RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

     BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

     B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

     CC:  Default of some kind appears probable.

     C:  Bonds are in imminent default in payment of interest or principal.

     DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                        FITCH SHORT-TERM CREDIT RATINGS

     The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

     F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

     F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

     B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B

                             TRUSTEES AND OFFICERS

                             AS OF AUGUST 31, 2004



     The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with any predecessor entities if any.



---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                         OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                     DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
  ROBERT H. GRAHAM(1) -- 1946         1977        Director and Chairman, A I M Management       None
  Trustee and President                           Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman of AMVESCAP
                                                  PLC -- AIM DIVISION (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent); Fund Management Company
                                                  (registered broker dealer); and Chief
                                                  Executive Officer, AMVESCAP PLC -- Managed
                                                  Products
 --------------------------------------------------------------------------------------------------------------
  MARK H. WILLIAMSON(2) -- 1951       2003        Director, President and Chief Executive       None
  Trustee and Executive Vice                      Officer, A I M Management Group Inc.
  President                                       (financial services holding company);
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director, A I M Capital
                                                  Management, Inc. (registered investment
                                                  advisor) and A I M Distributors, Inc.
                                                  (registered broker dealer); Director and
                                                  Chairman, AIM Investment Services, Inc.
                                                  (registered transfer agent), Fund
                                                  Management Company (registered broker
                                                  dealer) and INVESCO Distributors, Inc.
                                                  (registered broker dealer); and Chief
                                                  Executive Officer, AMVESCAP PLC -- AIM
                                                  Division (parent of AIM and a global
                                                  investment management firm)
                                                  Formerly: Director, Chairman, President and
                                                  Chief Executive Officer, INVESCO Funds
                                                  Group, Inc.; President and Chief Executive
                                                  Officer, INVESCO Distributors, Inc.; Chief
                                                  Executive Officer, AMVESCAP PLC -- Managed
                                                  Products; Chairman and Chief Executive
                                                  Officer of NationsBanc Advisors, Inc.; and
                                                  Chairman of NationsBanc Investments, Inc.
 --------------------------------------------------------------------------------------------------------------
  INDEPENDENT TRUSTEES
 --------------------------------------------------------------------------------------------------------------
  BRUCE L. CROCKETT(3) -- 1944        1993        Chairman, Crockett Technology Associates      ACE Limited
  Trustee and Chair                               (technology consulting company)               (insurance
                                                                                                company); and
                                                                                                Captaris, Inc.
                                                                                                (unified
                                                                                                messaging
                                                                                                provider)
 --------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------


---------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.


(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.


(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                         OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                     DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
  BOB R. BAKER -- 1936                2003        Retired                                       None
  Trustee
                                                  Formerly: President and Chief Executive
                                                  Officer, AMC Cancer Research Center; and
                                                  Chairman and Chief Executive Officer, First
                                                  Columbia Financial Corporation
 --------------------------------------------------------------------------------------------------------------
  FRANK S. BAYLEY -- 1939             2001        Retired                                       Badgley Funds,
  Trustee                                                                                       Inc.
                                                  Formerly: Partner, law firm of Baker &        (registered
                                                  McKenzie                                      investment
                                                                                                company)
 --------------------------------------------------------------------------------------------------------------
  JAMES T. BUNCH -- 1942              2003        Co-President and Founder, Green, Manning &    None
  Trustee                                         Bunch Ltd., (investment banking firm); and
                                                  Director, Policy Studies, Inc. and Van
                                                  Gilder Insurance Corporation
 --------------------------------------------------------------------------------------------------------------
  ALBERT R. DOWDEN -- 1941            2000        Director of a number of public and private    Cortland Trust
  Trustee                                         business corporations, including the Boss     Inc. (Chairman)
                                                  Group, Ltd. (private investment and           (registered
                                                  management) and Magellan Insurance Company    investment
                                                                                                company);
                                                  Formerly: Director, President and Chief       Annuity and
                                                  Executive Officer, Volvo Group North          Life Re
                                                  America, Inc.; Senior Vice President, AB      (Holdings),
                                                  Volvo and director of various affiliated      Ltd. (insurance
                                                  Volvo Group companies                         company)
 --------------------------------------------------------------------------------------------------------------
  EDWARD K. DUNN, JR. -- 1935         1998        Retired                                       None
  Trustee
                                                  Formerly, Chairman, Mercantile Mortgage
                                                  Corp.; Vice Chairman, President and Chief
                                                  Operating Officer, Mercantile-Safe Deposit
                                                  & Trust Co.; and President, Mercantile
                                                  Bankshares Corp.
 --------------------------------------------------------------------------------------------------------------
  JACK M. FIELDS -- 1952              1997        Chief Executive Officer, Twenty First         Administaff,
  Trustee                                         Century Group, Inc. (government affairs       and Discovery
                                                  company) and Texana Timber LP (sustainable    Global
                                                  forestry company)                             Education Fund
                                                                                                (non-profit)
 --------------------------------------------------------------------------------------------------------------
  CARL FRISCHLING -- 1937             1980        Partner, law firm of Kramer Levin Naftalis    Cortland Trust,
  Trustee                                         and Frankel LLP                               Inc.
                                                                                                (registered
                                                                                                investment
                                                                                                company)
 --------------------------------------------------------------------------------------------------------------
  GERALD J. LEWIS -- 1933             2003        Chairman, Lawsuit Resolution Services (San    General
  Trustee                                         Diego, California)                            Chemical Group,
                                                                                                Inc.
                                                  Formerly: Associate Justice of the
                                                  California Court of Appeals
 --------------------------------------------------------------------------------------------------------------
  PREMA MATHAI-DAVIS -- 1950          1998        Formerly: Chief Executive Officer, YWCA of    None
  Trustee                                         the USA
 --------------------------------------------------------------------------------------------------------------
  LEWIS F. PENNOCK -- 1942            1981        Partner, law firm of Pennock & Cooper         None
  Trustee
 --------------------------------------------------------------------------------------------------------------
  RUTH H. QUIGLEY -- 1935             2001        Retired                                       None
  Trustee
 --------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                         OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                     DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
  LOUIS S. SKLAR -- 1939              1989        Executive Vice President, Development and     None
  Trustee                                         Operations, Hines Interests Limited
                                                  Partnership (real estate development
                                                  company)
 --------------------------------------------------------------------------------------------------------------
  LARRY SOLL -- 1942                  2003        Retired                                       None
  Trustee
 --------------------------------------------------------------------------------------------------------------
  OTHER OFFICERS
 --------------------------------------------------------------------------------------------------------------
  LISA O. BRINKLEY(4) -- 1959         2004        Senior Vice President, A I M Management       N/A
  Senior Vice President and                       Group Inc. (financial services holding
  Chief Compliance Officer                        company); Senior Vice President and Chief
                                                  Compliance Officer, A I M Advisors, Inc.;
                                                  Vice President and Chief Compliance
                                                  Officer, A I M Capital Management, Inc. and
                                                  A I M Distributors, Inc.; and Vice
                                                  President, AIM Investment Services Inc. and
                                                  Fund Management Company.
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware Investments
                                                  Family of Funds
 --------------------------------------------------------------------------------------------------------------
  KEVIN M. CAROME -- 1956             2003        Director, Senior Vice President, Secretary    N/A
  Senior Vice President, Chief                    and General Counsel, A I M Management Group
  Legal Officer and Secretary                     Inc. (financial services holding company)
                                                  and A I M Advisors, Inc.; Director and Vice
                                                  President INVESCO Distributors, Inc.; Vice
                                                  President, A I M Capital Management, Inc.,
                                                  and AIM Investment Services, Inc.;
                                                  Director, Vice President and General
                                                  Counsel, Fund Management Company and Senior
                                                  Vice President, A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and General
                                                  Counsel, Liberty Financial Companies, Inc.;
                                                  Senior Vice President and General Counsel,
                                                  Liberty Funds Group, LLC and Vice
                                                  President, A I M Distributors, Inc.
 --------------------------------------------------------------------------------------------------------------
  STUART W. COCO -- 1955              2002        Managing Director and Director of Money       N/A
  Vice President                                  Market Research and Special Projects, A I M
                                                  Capital Management, Inc.; and Vice
                                                  President, A I M Advisors, Inc.
 --------------------------------------------------------------------------------------------------------------
  SIDNEY M. DILGREN -- 1961           2004        Vice President and Fund Treasurer, A I M      N/A
  Vice President and Treasurer                    Advisors, Inc.;
                                                  Formerly: Vice President, A I M
                                                  Distributors, Inc.; and Senior Vice
                                                  President, A I M Investment Services, Inc.
 --------------------------------------------------------------------------------------------------------------
  EDGAR M. LARSEN -- 1940             2002        Executive Vice President, A I M Management    N/A
  Vice President                                  Group Inc.; Senior Vice President, A I M
                                                  Advisors, Inc.; and President, Director of
                                                  Investments, Chief Executive Officer and
                                                  Chief Investment Officer, A I M Capital
                                                  Management, Inc.
                                                  Formerly: Director of A I M Advisors, Inc.
                                                  and A I M Management Group Inc.; and A I M
                                                  Advisors, Inc.; and Director and Chairman
                                                  of A I M Capital Management, Inc.
 --------------------------------------------------------------------------------------------------------------
  KAREN DUNN KELLEY -- 1960           1989        Director of Cash Management, Managing         N/A
  Vice President                                  Director and Chief Cash Management Officer,
                                                  A I M Capital Management, Inc.; Director
                                                  and President, Fund Management Company; and
                                                  Vice President, A I M Advisors, Inc.
 --------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------



---------------


(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.

         TRUSTEE OWNERSHIP OF PORTFOLIO SHARES AS OF DECEMBER 31, 2003



------------------------------------------------------------------------------------------------------------------------------
                                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                   SECURITIES IN ALL REGISTERED
                                                                                   INVESTMENT COMPANIES OVERSEEN
                                   DOLLAR RANGE OF EQUITY SECURITIES                       BY TRUSTEE IN
         NAME OF TRUSTEE                   IN THE PORTFOLIO               THE AIM FAMILY OF FUNDS--REGISTERED TRADEMARK--
------------------------------------------------------------------------------------------------------------------------------
     Robert H. Graham
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     Mark H. Williamson
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     Bob R. Baker
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     Frank S. Bayley
                                                  -0-                                 $50,001-$100,000
------------------------------------------------------------------------------------------------------------------------------
     James T. Bunch
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     Bruce L. Crockett
                                                  -0-                                 $10,000-$50,000
------------------------------------------------------------------------------------------------------------------------------
     Albert R. Dowden
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------
     Edward K. Dunn, Jr.
                                                  -0-                                 Over $100,000(5)
------------------------------------------------------------------------------------------------------------------------------
     Jack M. Fields
                                                  -0-                                 Over $100,000(5)
------------------------------------------------------------------------------------------------------------------------------
     Carl Frischling
                                                  -0-                                 Over $100,000(5)
------------------------------------------------------------------------------------------------------------------------------
     Gerald S. Lewis
                                                  -0-                                 $50,001-$100,000
------------------------------------------------------------------------------------------------------------------------------
     Prema Mathai-Davis
                                                  -0-                                    $1-$10,000
------------------------------------------------------------------------------------------------------------------------------
     Lewis F. Pennock
                                                  -0-                                 $50,001-$100,000
------------------------------------------------------------------------------------------------------------------------------
     Ruth H. Quigley
                                                  -0-                                    $1-$10,000
------------------------------------------------------------------------------------------------------------------------------
     Louis S. Sklar
                                                  -0-                                 Over $100,000(5)
------------------------------------------------------------------------------------------------------------------------------
     Larry Soll
                                                  -0-                                  Over $100,000
------------------------------------------------------------------------------------------------------------------------------


---------------


(5) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEE COMPENSATION TABLE


     Set forth below is information regarding compensation paid or accrued for each trustee of the Trust (including its predecessor fund) who was not affiliated with AIM during the year ended December 31, 2003:




                                                                             ESTIMATED        TOTAL
                                              RETIREMENT                      ANNUAL       COMPENSATION
                                              AGGREGATE      RETIREMENT    BENEFITS UPON       FROM
                                             COMPENSATION     BENEFITS      RETIREMENT      AIM FUNDS
                                               FROM THE      ACCRUED BY        FROM          PAID TO
                  TRUSTEE                      TRUST(1)     AIM FUNDS(2)   AIM FUNDS(3)    TRUSTEES(4)
  Bob R. Baker(5)                              $26,677        $ 32,635       $114,131        $154,554
  Frank S. Bayley                               30,864         131,228         90,000         159,000
  James T. Bunch(5)                             26,677          20,436         90,000         138,679
  Bruce L. Crockett                             30,864          46,000         90,000         160,000
  Albert R. Dowden                              30,694          57,716         90,000         159,000
  Edward K. Dunn, Jr.                           30,864          94,860         90,000         160,000
  Jack M. Fields                                30,864          28,036         90,000         159,000
  Carl Frischling(6)                            30,682          40,447         90,000         160,000
  Gerald J. Lewis(5)                            26,677          20,436         90,000         142,054
  Prema Mathai-Davis                            30,864          33,142         90,000         160,000
  Lewis F. Pennock                              30,864          49,610         90,000         160,000
  Ruth H. Quigley                               30,864         126,050         90,000         160,000
  Louis S. Sklar                                30,864          72,786         90,000         160,000
  Larry Soll(5)                                 26,677          48,830        108,090         140,429


---------------


(1) Amounts shown are based on the fiscal year ended August 31, 2004. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2004, including earnings, was $111,141.



(2) During the fiscal year ended August 31, 2004, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $296,664.



(3) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustees' retirement. These estimated benefits assume each trustee serves until his or her normal retirement date and has ten years of service.



(4) All trustees currently serve as trustees of 19 registered investment companies advised by AIM.



(5) Messrs. Baker, Bunch and Lewis and Dr. Soll were elected as trustees of the Trust on October 21, 2003.



(6) During the fiscal year ended August 31, 2004, the Trust paid $127,568 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner in such firm.

                                   APPENDIX D



                             PROXY VOTING POLICIES



PROXY POLICIES AND PROCEDURES


(AS AMENDED SEPTEMBER 16, 2004)



A.  Proxy Policies



    Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.



    I. Boards Of Directors



       A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.



       There are some actions by directors that should result in votes being withheld. These instances include directors who:



       - Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;



       - Attend less than 75 percent of the board and committee meetings without a valid excuse;



       - Implement or renew a dead-hand or modified dead-hand poison pill;



       - Sit on the boards of an excessive number of companies;



       - Enacted egregious corporate governance or other policies or failed to replace management as appropriate;



       - Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or



       - Ignore a shareholder proposal that is approved by a majority of the shares outstanding.



       Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:



       - Long-term financial performance of the target company relative to its industry;



       Management's track record;



       - Portfolio manager's assessment;



       - Qualifications of director nominees (both slates);



       - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and



       - Background to the proxy contest.

 II.   Independent Auditors



       A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:



       - It is not clear that the auditors will be able to fulfill their function;



       - There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or



       - The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.



 III.  Compensation Programs



       Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.



       - We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.



       - We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.



       - We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.



       - We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.



       - We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.



 IV.   Corporate Matters



       We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.



       - We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.



       - We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.



       - We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.



       - We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

 V.    Shareholder Proposals



       Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.



       - We will generally abstain from shareholder social and environmental proposals.



       - We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.



       - We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.



       - We will generally vote for proposals to lower barriers to shareholder action.



       - We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).



 VI.   Other



       - We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.



       - We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.



       - We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.



       AIM's proxy policies, and the procedures noted below, may be amended from time to time.



B.  Proxy Committee Procedures



    The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.



    The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.



    AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds' Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.



    In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of
    Trustees:



    1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.



    2. AIM will not publicly announce its voting intentions and the reasons therefore.

    3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.



    4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.



C.  Business/Disaster Recovery



    If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.



D.  Restrictions Affecting Voting



    If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.



E.  Conflicts of Interest



    The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.



    In the event that AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds' Board of Trustees in the next quarterly report.



    To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.



F.  Fund of Funds



    When an AIM Fund that invests in another AIM Fund(s) has the right to vote on the proxy of the underlying AIM Fund, AIM will seek guidance from the Board of Trustees of the investing AIM Fund on how to vote such proxy.

                                   APPENDIX E



              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES



     To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.



     A shareholder who owns beneficially 25% or more of the outstanding securities of a portfolio is presumed to "control" that portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.



     All information listed below is as of November 12, 2004.



CASH ASSETS PORTFOLIO*



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
A I M Management
  Inc. .................      NA            100%           NA           NA           NA           NA            NA
  11 Greenway Plaza,
  Suite 100
  Houston, TX 77046
  Attn: David Hessel
----------------------------------------------------------------------------------------------------------------------


---------------


* Cash Assets Portfolio had not commenced operations as of November 12, 2004.



GOVERNMENT & AGENCY PORTFOLIO



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1                   --          17.09%           --           --           --           --            --
  Attn: Brian Smith
  Money Market Portfolio
  Admin.
  11 Greenway Plaza,
  Ste. 100
  Houston, TX 77046
----------------------------------------------------------------------------------------------------------------------
AMEX Trust US Gov't
  Securities............       --           9.54%           --           --           --           --            --
  Attn: Randall Anderson
  990 AXP Financial
  Center
  Minneapolis, MN 55474
----------------------------------------------------------------------------------------------------------------------
AmSouth Capital
  Markets...............       --             --            --         6.47%          --           --            --
  315 Deaderick St., 4th
  Floor
  Nashville, TN 37237
----------------------------------------------------------------------------------------------------------------------
Bank of China, New York
  Branch................       --          13.07%           --           --           --           --            --
  Attn: Sylvia Lee
  410 Madison Ave.
  New York, NY 10017
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --        41.38%          --           --            --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10286
----------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --        13.57%          --           --            --
  Attn: Sheryl Covelli
  440 Mamaroneck
  5th Floor
  Harrison, NY 10528
----------------------------------------------------------------------------------------------------------------------
Bank of Springfield.....       --             --         30.67%          --           --           --            --
  Attn: Brenda Stroh
  3400 West Wabash
  Springfield, IL 62707
----------------------------------------------------------------------------------------------------------------------
Carey and Company.......       --             --            --           --           --        13.10%           --
  c/o Huntington Trust
  Co
  7 Easton Oval
  EA4E70
  Columbus, OH
  43219-6010
----------------------------------------------------------------------------------------------------------------------
Community Bank..........       --             --          5.24%          --        35.22%          --            --
  Attn: Lisa Sanders
  500 S. Morgan
  Granbury, TX 76048
----------------------------------------------------------------------------------------------------------------------
Community Bank, DeSoto
  County................       --             --            --           --         6.17%          --            --
  Attn: Gladys Ricks
  6910 Airways Blvd.
  P.O. Box 129
  Southhaven, MS 38671
----------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --             --            --           --           --         8.48%           --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
----------------------------------------------------------------------------------------------------------------------
Fund Services Advisors,
  Inc. .................     8.30%          8.33%           --           --           --           --            --
  Attn: Fund Manager
  777 S. Figueroa St.
  Suite 3200
  Los Angeles, CA 90017
----------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --             --         52.35%          --        20.24%          --            --
  Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
----------------------------------------------------------------------------------------------------------------------
Henderson Sub
  Accounts..............    11.70%            --            --           --           --           --            --
  240 Water Street
  Henderson, NV 89015
----------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A. .....       --             --            --           --           --        15.32%           --
  135 South LaSalle St.
  Chicago, IL 60603
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
M&T Securities Shell
  Account...............       --             --            --           --           --        10.19%           --
  Appletree Business
  Park
  2875 Union Rd., Suite
  30-33
  Cheektowaga, NY 14277
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................       --             --            --           --           --       11.61.%           --
  Attn: Bill Cairney
  1 Pierrepont Plaza,
  7th Fl.
  Brooklyn, NY 11201
----------------------------------------------------------------------------------------------------------------------
NatCity Investments,
  Inc. .................     6.00%            --            --         5.24%          --           --            --
  629 Euclid Ave.
  13th Floor, LOC 3131
  Cleveland, OH 44114
----------------------------------------------------------------------------------------------------------------------
Resource Bank & Trust...       --             --            --           --         6.42%          --            --
  Attn: David Lindsey
  P.O. Box 1209
  Slidell, LA 70459
----------------------------------------------------------------------------------------------------------------------
Simmons First National
  Bank..................    27.00%            --            --           --           --           --            --
  Attn: Neal Jenkins
  8315 Cantrell Road
  Suite 200
  Little Rock, AR 72227
----------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --             --            --           --           --        20.09%           --
  c/o Chase Enterprises
  280 Trumbell Street
  Hartford, CT 06103
----------------------------------------------------------------------------------------------------------------------
STAR Financial Bank,
  Anderson..............       --             --         11.66%          --        27.91%          --            --
  6230 Bluffton Rd.
  Ft. Wayne, IN 46809
----------------------------------------------------------------------------------------------------------------------
Texas Treasury
  Safekeeping Trust
  Co. ..................       --           8.06%           --           --           --           --            --
  Attn: Lalo
  Torres/Kelly Tomkinson
  208 E. 10th Street,
  Rm. 402
  Austin, TX 78701
----------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets,
  LLC -- Sub-Accounts...     9.18%            --            --                        --           --            --
  8739 Research Dr.
  Attn: Money Funds
  Charlotte, NC 28288
----------------------------------------------------------------------------------------------------------------------



GOVERNMENT TAXADVANTAGE PORTFOLIO



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Bank of America N.A. ...       --          12.98%           --           --           --           --            --
  M.C. TX1-945-08-18
  411 North Ackard
  Street
  Dallas, TX 75201-3307
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --        44.57%          --           --            --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10268
----------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma........       --             --         96.65%          --           --           --            --
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
----------------------------------------------------------------------------------------------------------------------
Bear Stearns Securities
  Corp. ................    56.46%            --            --           --           --           --            --
  Attn: Denise DiLorenzo
  1 Metrotech Center
  Brooklyn, NY 11021
----------------------------------------------------------------------------------------------------------------------
Fox and Co. ............    31.53%            --            --           --           --           --            --
  P.O. Box 976
  New York, NY 10268
----------------------------------------------------------------------------------------------------------------------
Frost National
  Bank -- TX............       --          25.20%           --        18.94%          --           --            --
  c/o Frost
  Muir & Co.
  P.O. Box 2479
  San Antonio, TX
  78298-2479
----------------------------------------------------------------------------------------------------------------------
Huntington Capital
  Corp. ................       --             --            --        19.85%          --           --            --
  41 S. High St. Ninth
  Floor
  Columbus, OH 43287
----------------------------------------------------------------------------------------------------------------------
Kanaly Trust Company....       --           6.64%           --           --           --           --            --
  4550 Post Oak Place
  Dr.,
  Ste. 139
  Attn: Operations
  Houston, TX 77027
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................       --             --            --           --           --        29.72%           --
  Attn: Bill Cairney
  1 Pierrepont Plaza,
  7th Floor
  Brooklyn, NY 11201
----------------------------------------------------------------------------------------------------------------------
NSCC Activity Account...    12.01%            --            --         8.09%          --           --            --
  11 Greenway Plaza
  17th Floor
  Houston, TX 77043
----------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --             --            --           --           --        68.26%           --
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
----------------------------------------------------------------------------------------------------------------------
Tice & Co. .............       --          17.92%           --           --           --           --            --
  Attn: Debbie Potempa
  PO Box 1377
  Buffalo, NY 14240
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC..........       --             --            --         5.95%          --           --            --
  Attn: Money Funds
  Capital Markets
  8739 Research Drive
  Charlotte, NC
  28262-0675
----------------------------------------------------------------------------------------------------------------------
William Blair & Company
  LLC...................       --           7.82%           --           --           --           --            --
  Attn: Meg Kelly
  222 W. Adams St.
  Chicago, IL 60606
----------------------------------------------------------------------------------------------------------------------
US Bank.................       --          19.03%           --           --           --           --            --
  Attn: ACM Dept
  PO Box 1787
  Milwaukee, WI 53201
----------------------------------------------------------------------------------------------------------------------



LIQUID ASSETS PORTFOLIO



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1............        --         8.79%             --           --           --           --           --
  ATTN: Brian Smith
  Money Market Portfolio
  Administration
  11 Greenway Plaza
  Suite 100 Houston, TX
  77046
----------------------------------------------------------------------------------------------------------------------
AIM Funds -- Sec Lending
  (MSDW)................        --         8.85%             --           --           --           --           --
  Attn: Michelle
  Gonzalez
  11 Greenway, Ste 100
  Houston, TX 77046
----------------------------------------------------------------------------------------------------------------------
Bank of New York........    24.78%            --             --       42.84%           --           --           --
  ATTN: Frank Notaro
  Stif/Master Note
  One Wall Street
  2nd Floor
  New York, NY 10286
----------------------------------------------------------------------------------------------------------------------
Bank of New York........        --            --             --       25.22%           --           --           --
  Attn: Sheryl Covelli
  440 Mamaroneck
  5th Floor
  Harrison, NY 10528
----------------------------------------------------------------------------------------------------------------------
Bank of Springfield
  AAA...................        --            --          5.22%           --           --           --           --
  Sweep Investment
  ATTN: Brenda Stroh
  3400 West Wabash
  Springfield, IL 62707
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
CENCO...................        --            --             --           --           --       15.50%           --
  ATTN: AMG 7th Floor
  P.O. Box 10566
  Birmingham, AL 35296
----------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........        --            --          5.47%           --       10.91%           --           --
  Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
----------------------------------------------------------------------------------------------------------------------
Harris Methodist (Texas
  Health Resources).....        --            --             --           --           --       22.86%           --
  ATTN: Sandy Reeves
  611 Ryan Plaza Dr
  6th Floor, Suite 630
  Arlington, TX 76011
----------------------------------------------------------------------------------------------------------------------
Mellon Bank, NA.........     5.74%            --             --           --           --           --           --
  ATTN: Pam Palmer
  P.O. Box 710
  Pittsburgh, PA
  15230-0710
----------------------------------------------------------------------------------------------------------------------
Mellon Global Cash
  Management Accounts...    13.79%            --             --           --           --           --           --
  Three Mellon Bank
  Center
  Room 2501
  Pittsburgh, PA
  15259-0001
----------------------------------------------------------------------------------------------------------------------
Microsoft Capital Group
  LP....................        --         6.97%             --           --           --           --           --
  6100 Neil Road
  Reno, NV 89511-1132
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................     7.57%        11.13%             --           --           --       20.93%           --
  ATTN: Bill Cairney
  1 Pierrepont Plaza
  7th Floor
  Brooklyn, NY 11201
----------------------------------------------------------------------------------------------------------------------
NSCC Activity Account...     7.42%            --         69.72%        9.11%           --        8.49%           --
  11 Greenway Plaza
  17th Floor
  Houston, TX 77043
----------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney
  49....................        --            --             --           --           --       13.60%           --
  Attn: Chad Evans
  660 Newport Center
  Drive
  Suite 1100
  Newport Beach, CA
  92660
----------------------------------------------------------------------------------------------------------------------
SSB Sec Lending for
  various AIM Funds.....        --         9.71%             --           --           --           --           --
  Attn: Franco Agapito
  2 International Place
  31st Floor
  Boston, MA 02110-4104
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Texas Capital Bank,
  N.A. .................        --            --         15.97%           --           --           --           --
  ATTN: Kitty Ramzy
  2100 McKinney Avenue
  Suite 900
  Dallas, TX 75201
----------------------------------------------------------------------------------------------------------------------
US Clearing/Fleet
  Securities............        --            --             --           --       86.96%           --           --
  ATTN: Jeffrey D'Auria
  26 Broadway
  New York, NY 10004
----------------------------------------------------------------------------------------------------------------------
William Blair & Company
  LLC...................     5.48%            --             --           --           --           --           --
  Attn: Meg Kelly
  222 West Adams St
  Chicago, IL 60606
----------------------------------------------------------------------------------------------------------------------
Wilmington Trust
  Company...............     7.80%            --             --           --           --           --           --
  1100 North Market
  Street
  Wilmington, DE
  19890-1100
----------------------------------------------------------------------------------------------------------------------



STIC PRIME PORTFOLIO



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1............       --          24.18%           --           --           --           --            --
  ATTN: Brian Smith
  Money Market Portfolio
  Administration
  11 Greenway Plaza
  Suite 100
  Houston, TX 77046
----------------------------------------------------------------------------------------------------------------------
AIM Funds -- Sec Lending
  (MSDW)................       --          24.36%           --           --           --           --            --
  ATTN: Michelle
  Gonzalez
  11 Greenway Plaza
  Suite 100
  Houston, TX 77046
----------------------------------------------------------------------------------------------------------------------
Bank of New York........    68.50%            --            --        48.02%          --           --            --
  ATTN: Frank Notaro
  Stif/Master Note
  One Wall Street
  2nd Floor
  New York, NY 10286
----------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --           --        89.77%          --            --
  ATTN: Sheryl Covelli
  440 Mamoroneck,
  5th Fl
  Harrison, NY 10528
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
BBH as Agent for various
  AIM Retail Funds......       --           6.06%           --           --           --           --            --
  Attn: Kristen Hays
  40 Water St.
  Boston, MA 02109
----------------------------------------------------------------------------------------------------------------------
Citicorp, N.A. .........       --           5.45%           --           --           --           --            --
  Attn: Olivia McIntyrel
  333 West 34th St
  3rd Floor
  New York, NY 10001
----------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --             --         69.55%        6.62%          --           --            --
  ATTN: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
----------------------------------------------------------------------------------------------------------------------
Frost National Bank
  Tx....................     6.52%            --            --        11.92%          --           --            --
  Muir & Co, C/O Frost
  P.O. Box 2479
  San Antonio, TX
  78298-2479
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Global
  Cash Services.........     9.23%            --            --           --           --           --            --
  Attn: Rene Godin
  4900 Sears Tower
  Chicago, IL 60606
----------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --             --         19.60%          --           --           --            --
  Buck Boyer
  8333 Douglas Ave
  Suite 820
  Dallas, TX 75225
----------------------------------------------------------------------------------------------------------------------
Haws & Company..........       --             --            --           --           --        13.94%           --
  Attn: Operations
  P.O. Box 5847
  Denver, CO 80217
----------------------------------------------------------------------------------------------------------------------
Huntington Capital
  Corp. ................       --             --            --        12.30%          --           --            --
  41 S. High Street
  Ninth Floor
  Columbus, OH 43287
----------------------------------------------------------------------------------------------------------------------
NSCC Activity Account...       --             --            --         5.24%          --           --            --
  11 Greenway Plaza
  17th Floor
  Houston, TX 77043
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets,
  LLC -- Sub-Accounts...       --             --            --           --           --         8.51%           --
  ATTN: Money Funds
  8739 Research Drive
  Charlotte, NC 28288
----------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC --.......       --             --            --           --           --        59.34%           --
  ATTN: Money Funds
  Capital Markets
  8739 Research Drive
  Charlotte, NC
  28262-0675
----------------------------------------------------------------------------------------------------------------------



TREASURY PORTFOLIO



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Bank of New York........    28.95%            --            --        37.89%          --           --            --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10286
----------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --           --        95.90%          --            --
  Attn: Sheryl Covelli
  440 Mamaroneck, 5th
  Floor
  Harrison, NY 10528
----------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma........    25.38%            --            --           --           --           --            --
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
----------------------------------------------------------------------------------------------------------------------
Bank United Securities
  Corp. ................       --             --          7.16%          --           --           --            --
  Attn: Richard Roddy
  3200 Southwest Frwy
  TMS OPS DROP 1742
  Houston, TX 77027
----------------------------------------------------------------------------------------------------------------------
CENCO...................       --             --          5.46%          --           --         9.92%           --
  Attn: AMG 7th Floor
  P.O. Box 10566
  Birmingham, AL 35296
----------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --             --         69.10%       15.00%          --           --            --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
----------------------------------------------------------------------------------------------------------------------
Frost National
  Bank -- TX............       --          19.80%           --           --           --           --            --
  c/o Frost
  Muir & Co.
  P.O. Box 2479
  San Antonio, TX
  78298-2479
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Global
  Cash Services.........     5.00%            --            --           --           --           --            --
  Attn: Rene Godin
  4900 Sears Tower
  Chicago, IL 60606
----------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --             --         11.63%          --           --           --            --
  Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
----------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A. .....       --             --            --           --           --        37.29%           --
  135 South LaSalle St.
  Chicago, IL 60690-1443
----------------------------------------------------------------------------------------------------------------------
NSCC Activity Account...       --             --            --           --           --        14.27%           --
  11 Greenway Plaza
  17th Floor
  Houston, TX 77043
----------------------------------------------------------------------------------------------------------------------
Southwest Guaranty Trust
  Co. Fiduciary
  Account...............       --          14.88%           --           --           --           --            --
  Attn: Kathy Lorie
  2121 Sage Road, Suite
  150
  Houston, TX 77056
----------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --             --            --           --           --         6.98%           --
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
----------------------------------------------------------------------------------------------------------------------
Southwest Bank of Texas,
  NA....................       --           8.53%           --           --           --           --            --
  Services
  4400 Post Oak Parkway
  5th Floor
  Houston, TX 77027
----------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........     6.65%            --            --           --           --           --            --
  Attn: Karen Howard
  Centre
  Square-Concourse
  Philadelphia, PA 19102
----------------------------------------------------------------------------------------------------------------------
Texas Commerce Bank
  National Association,
  as Custo..............       --           5.92%           --           --           --           --            --
  Attn: Bill Pennington
  1585 Broadway
  New York, NY 10036
----------------------------------------------------------------------------------------------------------------------
U.S. Trust..............       --           9.20%           --           --           --           --            --
  Attn: Jillian Eng
  499 Washington Blvd.
  Jersey City, NJ 07310
----------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets,
  LLC -- Sub-Accounts...       --             --            --           --           --        24.14%           --
  Attn: Money Funds
  8739 Research Dr.
  Charlotte, NC 28288
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Zions First National
  Bank (CO).............       --             --            --        26.14%          --           --            --
  Attn: Trust
  Dept. -- Liz King
  P.O. Box 30880
  Salt Lake City, UT
  84130
----------------------------------------------------------------------------------------------------------------------



MANAGEMENT OWNERSHIP



     As of November 12, 2004 the trustees and officers as a group owned less than 1% of the outstanding shares of each class of any portfolio.

                                   APPENDIX F

                                MANAGEMENT FEES

     For the last three fiscal years ended August 31, the management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio were as follows:


                                   MANAGEMENT FEE PAYABLE           MANAGEMENT FEE WAIVERS       NET MANAGEMENT FEE PAID
                               ------------------------------   ------------------------------   ------------------------
       PORTFOLIO NAME            2004       2003       2002       2004       2003       2002     2004    2003      2002
       --------------          --------   --------   --------   --------   --------   --------   ----   ------   --------
Government TaxAdvantage
  Portfolio..................  $390,831   $505,154   $875,068   $390,831   $499,943   $620,373   $-0-   $5,211   $254,695

                                   APPENDIX G

                          ADMINISTRATIVE SERVICES FEES

     The Portfolio paid AIM the following amounts for administrative services for the last three fiscal years ended August 31:


                       PORTFOLIO NAME                          2004       2003       2002
                       --------------                         -------   --------   --------
Government TaxAdvantage Portfolio...........................  $50,000   $100,208   $136,958

                                   APPENDIX H

                             BROKERAGE COMMISSIONS

     During the last three fiscal years ended August 31, the Portfolio did not pay brokerage commissions.

                                   APPENDIX I

            DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS

DIRECTED BROKERAGE


     During the last fiscal year ended August 31, 2004, the Portfolio did not pay directed brokerage commissions.


PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS


     During the last fiscal year ended August 31, 2004, the Portfolio did not purchase securities of its regular brokers or dealers.

                                   APPENDIX J

     AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION PLAN


     A list of amounts paid by each class of shares of the Portfolio to Fund Management Company pursuant to the Plans for the year ended August 31, 2004, follows:



                          CLASS                               AMOUNT
                          -----                              --------
Cash Management Class.....................................   $  3,977
Personal Investment Class.................................     37,123
Private Investment Class..................................    242,946
Reserve Class.............................................          8
Resource Class............................................     17,651
Sweep Class*..............................................        N/A


---------------

* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                                   APPENDIX K

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN


     An estimate by activity of the allocation of actual fees paid by each class of the Portfolio during the year ended August 31, 2004, follows:



                                                              UNDERWRITER      DEALERS
                                                              COMPENSATION   COMPENSATION
                                                              ------------   ------------
Cash Management Class.......................................     $    0        $  3,977
Personal Investment Class...................................      6,824          30,299
Private Investment Class....................................          0         242,946
Reserve Class...............................................          0               8
Resource Class..............................................          0          17,651
Sweep Class*................................................        N/A             N/A


---------------

* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                                   APPENDIX L

                                PERFORMANCE DATA


     The current yields for the Portfolio, with respect to each class, for the 30-day period ended August 31, 2004, are as follows:



                                                      30-DAY PERIOD ENDED
CURRENT YIELD                                           AUGUST 31, 2004
-------------                                         -------------------
Cash Management Class...............................         1.22%
Institutional Class.................................         1.30%
Personal Investment Class...........................         0.75%
Private Investment Class............................         1.05%
Reserve Class.......................................         0.43%
Resource Class......................................         1.14%
Sweep Class*........................................          N/A



     The annualized and effective yields for the Portfolio, with respect to each class, for the seven-day period ended August 31, 2004, are as follows:



                                                    SEVEN-DAY PERIOD ENDED
ANNUALIZED YIELD                                       AUGUST 31, 2004
----------------                                    ----------------------
Cash Management Class.............................           1.27%
Institutional Class...............................           1.35%
Personal Investment Class.........................           0.81%
Private Investment Class..........................           1.10%
Reserve Class.....................................           0.48%
Resource Class....................................           1.19%
Sweep Class*......................................            N/A



                                                    SEVEN-DAY PERIOD ENDED
EFFECTIVE YIELD                                        AUGUST 31, 2004
---------------                                     ----------------------
Cash Management Class.............................           1.28%
Institutional Class...............................           1.36%
Personal Investment Class.........................           0.81%
Private Investment Class..........................           1.11%
Reserve Class.....................................           0.48%
Resource Class....................................           1.20%
Sweep Class*......................................            N/A


---------------

* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                  REGULATORY INQUIRIES AND PENDING LITIGATION



                                  APPENDIX M-1



                   PENDING LITIGATION ALLEGING MARKET TIMING



     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and make allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG, concerning market timing activity in the AIM Funds. These lawsuits either have been served or have had service of process waived as of October 8, 2004.



     RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.



     MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.



     RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.



     L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of
     Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

     RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



     JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



     EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY

     FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
     Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



     JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.



     STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY
     P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of:
     Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



     JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM

     INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



     MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.



     PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.



     LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



     ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK

     FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD
     J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



     JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



     EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30,

     2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.



     SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



     CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.



     HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



     CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



     Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar lawsuit continue to seek remand of their lawsuit to state court. Set forth below is detailed information about these three amended complaints.



     RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN), V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND
     R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION,

     JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a)(2), and 15 of the Securities Act;
     Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder;
     Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.



     CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD
     J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
     R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under
     Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.



     MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.

                                  APPENDIX M-2



 PENDING LITIGATION ALLEGING EXCESSIVE INADEQUATELY EMPLOYED FAIR VALUE PRICING



     The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of October 8, 2004.



     T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.



     JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.



                                  APPENDIX M-3



    PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES



     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of October 8, 2004. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits (Ronald Kondracki v. AIM Advisors, Inc. and AIM Distributor, Inc.) has challenged this order.



     RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



     DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T2-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



     FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES
     J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

                                  APPENDIX M-4



       PENDING LITIGATION ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES


                        ON CLOSED FUNDS OR SHARE CLASSES



     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, ADI and/or certain of the trustees of the AIM Funds and allege that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits either have been served or have had service of process waived as of October 8, 2004.



     LAWRENCE ZUCKER, ON BEHALF OF AIM SMALL CAP GROWTH FUND AND AIM LIMITED MATURITY TREASURY FUND, V. A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5653), filed on December 10, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act") and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.



     STANLEY LIEBER, ON BEHALF OF INVESCO BALANCED FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO EUROPEAN FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO GROWTH & INCOME FUND, INVESCO GROWTH FUND, INVESCO HEALTH SCIENCE FUND, INVESCO HIGH YIELD FUND, INVECO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO LEISURE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO S&P 500 INDEX FUND, INVESCO SELECT INCOME FUND, INVESCO TAX FREE BOND FUND, INVESCO TECHNOLOGY FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO TOTAL RETURN FUND, INVESCO US GOVERNMENT SECURITIES FUND, INVESCO UTILITIES FUND, INVESCO VALUE EQUITY FUND, V. INVESCO FUNDS GROUP, INC. AND A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5744), filed on December 17, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.



     HERMAN C. RAGAN, DERIVATIVELY, AND ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AND A I M DISTRIBUTORS, INC., in the United States District Court for the Southern District of Georgia, Dublin Division (Civil Action No. CV304-031), filed on May 6, 2004. This claim alleges violations of: Section 10(b) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 10b-5 thereunder; Sections 17(a)(2) and 17(a)(3) of the Securities Act of 1933; and Section 36(b) of the Investment Company Act. This claim also alleges controlling person liability, within the meaning of Section 20 of the Exchange Act against ADI. The plaintiff in this case is seeking: damages and costs and expenses, including counsel fees.



                                  APPENDIX M-5



        PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES


                      AND DIRECTED-BROKERAGE ARRANGEMENTS



     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of October 8, 2004.



     JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM

     CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



     RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK
     H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD
     K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action

     No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



     KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES
     V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH
     H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



     JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY W. MEYER AND GEORGE ROBERT PERRY V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP

     GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



     ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A.. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                              FINANCIAL STATEMENTS

                                        FS

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

     We have audited the accompanying statements of assets and liabilities of Government TaxAdvantage Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government TaxAdvantage Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 2004

                                                            PAR
                                               MATURITY    (000)        VALUE
                                               --------   --------   ------------

U.S. GOVERNMENT AGENCY SECURITIES-100.03%

FEDERAL FARM CREDIT BANK-1.41%

Disc. Notes,(a)
  1.26%......................................  09/01/04   $  5,000   $  5,000,000
                                                                     ------------
FEDERAL HOME LOAN BANK-98.62%

Unsec. Bonds,
  4.13%......................................  11/15/04      1,965      1,974,791
  6.25%......................................  11/15/04      1,000      1,009,261
  5.25%......................................  11/24/04      1,000      1,008,424
  1.47%......................................  02/28/05      2,000      2,000,000
  1.31%......................................  04/22/05      2,000      2,000,000
Unsec. Disc. Notes,(a)
  1.44%......................................  09/01/04    281,413    281,413,000
  1.47%......................................  09/03/04     25,000     24,997,965
  1.63%......................................  11/19/04     15,000     14,946,511
Unsec. Floating Rate Global Bonds,(b)
  1.44%......................................  03/15/05     10,000      9,999,194
Unsec. Global Bonds,
  3.88%......................................  12/15/04     10,000     10,065,895
                                                                     ------------
                                                                      349,415,041
                                                                     ------------
     Total U.S. Government Agency Securities
       (Cost $354,415,041)...................                         354,415,041
                                                                     ------------
TOTAL INVESTMENTS-100.03% (Cost
  $354,415,041)(c)...........................                         354,415,041
                                                                     ------------
OTHER ASSETS LESS LIABILITIES-(0.03%)........                            (106,998)
                                                                     ------------
NET ASSETS-100.00%...........................                        $354,308,043
                                                                     ============

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined quarterly. Rate shown is the rate in effect on 08/31/04.
(c) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 2004

ASSETS:

Investments at value (cost $354,415,041)....................  $   354,415,041
Cash........................................................           65,384
                                                              ---------------
Receivables for:
  Interest..................................................          183,746
  Amount due from advisor...................................           13,287
Investment for trustee deferred compensation and retirement
  plans.....................................................           57,206
Other assets................................................           21,643
                                                              ---------------
     Total assets...........................................      354,756,307
                                                              ===============

LIABILITIES:

Payables for:
  Dividends.................................................          286,459
  Trustee deferred compensation and retirement plans........           72,380
Accrued distribution fees...................................           54,626
Accrued trustees' fees......................................            1,411
Accrued transfer agent fees.................................            6,261
Accrued operating expenses..................................           27,127
                                                              ---------------
     Total liabilities......................................          448,264
                                                              ---------------
Net assets applicable to shares outstanding.................  $   354,308,043
                                                              ===============

NET ASSETS CONSIST OF:

  Shares of beneficial interest.............................  $   354,306,260
  Undistributed net investment income.......................            1,783
                                                              ---------------
                                                              $   354,308,043
                                                              ===============

NET ASSETS:

Institutional Class.........................................  $    56,191,975
                                                              ===============
Private Investment Class....................................  $   276,399,781
                                                              ===============
Personal Investment Class...................................  $     6,086,744
                                                              ===============
Cash Management Class.......................................  $     5,073,016
                                                              ===============
Reserve Class...............................................  $             1
                                                              ===============
Resource Class..............................................  $    10,556,526
                                                              ===============

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES AUTHORIZED:

Institutional Class.........................................       56,164,476
                                                              ===============
Private Investment Class....................................      276,425,013
                                                              ===============
Personal Investment Class...................................        6,088,800
                                                              ===============
Cash Management Class.......................................        5,071,213
                                                              ===============
Reserve Class...............................................                1
                                                              ===============
Resource Class..............................................       10,558,396
                                                              ===============
Net asset value, offering and redemption price per share for
  each class................................................  $          1.00
                                                              ===============

See accompanying notes which are an integral part of the financial statements.

                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2004

INVESTMENT INCOME:

Interest....................................................  $2,140,690
                                                              ----------

EXPENSES:

Advisory fees...............................................     390,831
Administrative services fees................................      50,000
Custodian fees..............................................       8,703
Distribution fees:
  Private Investment Class..................................     485,892
  Personal Investment Class.................................      50,622
  Cash Management Class.....................................       4,971
  Reserve Class.............................................          10
  Resource Class............................................      22,064
Transfer agent fees.........................................      43,348
Trustees' fees and retirement benefits......................      13,296
Other.......................................................     137,451
                                                              ----------
     Total expenses.........................................   1,207,188
Less: Fees waived and expenses reimbursed...................    (670,676)
                                                              ----------
     Net expenses...........................................     536,512
                                                              ----------
Net investment income.......................................   1,604,178
Net realized gain from investment securities................         172
                                                              ----------
Net increase in net assets resulting from operations........  $1,604,350
                                                              ==========

See accompanying notes which are an integral part of the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                  FOR THE YEARS ENDED AUGUST 31, 2004 AND 2003

                                                                  2004            2003
                                                              ------------    ------------
OPERATIONS:

  Net investment income.....................................  $  1,604,178    $  2,652,955
  Net realized gain from investment securities..............           172          24,340
                                                              ------------    ------------
     Net increase in net assets resulting from operations...     1,604,350       2,677,295
                                                              ------------    ------------
Distributions to shareholders from net investment income:
  Institutional Class.......................................      (708,845)       (839,275)
  Private Investment Class..................................      (734,604)     (1,252,576)
  Personal Investment Class.................................       (27,753)        (52,141)
  Cash Management Class.....................................       (44,639)       (260,942)
  Reserve Class.............................................            (1)            (29)
  Resource Class............................................       (88,336)       (247,992)
                                                              ------------    ------------
     Total distributions from net investment income.........    (1,604,178)     (2,652,955)
                                                              ------------    ------------
Distributions to shareholders from net realized gains:
  Institutional Class.......................................       (19,648)        (17,975)
  Private Investment Class..................................       (21,972)        (42,461)
  Personal Investment Class.................................        (1,354)         (2,054)
  Cash Management Class.....................................          (501)         (7,634)
  Resource Class............................................        (2,531)         (4,877)
                                                              ------------    ------------
     Total distributions from net realized gains............       (46,006)        (75,001)
                                                              ------------    ------------
     Decrease in net assets resulting from distributions....    (1,650,184)     (2,727,956)
                                                              ------------    ------------
Share transactions-net:
  Institutional Class.......................................   (28,777,332)     17,228,188
  Private Investment Class..................................   191,284,045     (25,880,227)
  Personal Investment Class.................................      (327,170)     (2,540,757)
  Cash Management Class.....................................     2,510,283     (14,684,754)
  Reserve Class.............................................       (15,793)         15,794
  Resource Class............................................    (4,676,751)    (14,472,970)
                                                              ------------    ------------
     Net increase (decrease) in net assets resulting from
      share transactions....................................   159,997,282     (40,334,726)
                                                              ------------    ------------
     Net increase (decrease) in net assets..................   159,951,448     (40,385,387)
                                                              ------------    ------------

NET ASSETS:

  Beginning of year.........................................   194,356,595     234,741,982
                                                              ------------    ------------
  End of year (including undistributed net investment income
     of $1,783 and $392 for 2004 and 2003, respectively)....  $354,308,043    $194,356,595
                                                              ============    ============

See accompanying notes which are an integral part of the financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                                AUGUST 31, 2004

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

     Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

     A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

     C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

     D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

     E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2 -- ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

     The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                                    RATE
----------                                                    -----
First $250 million..........................................  0.20%
Over $250 million to $500 million...........................  0.15%
Over $500 million...........................................  0.10%

     AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12% of net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended August 31, 2004, AIM waived fees of $390,831 and reimbursed expenses of $17,991.

     The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $50,000 for such services.

     The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $27,427 for such services.

     Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $242,946, $37,123 $3,977, $8 and $17,651, respectively, after FMC waived Plan fees of $242,946, $13,499, $994, $2 and $4,413, respectively.

     Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3 -- TRUSTEES' FEES

     Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

     Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

     Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

     During the year ended August 31, 2004, the Fund paid legal fees of $3,745 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4 -- BORROWINGS

     Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2004.

     Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5 -- DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

     Distributions to Shareholders:

     The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                 2004          2003
                                                              ----------    ----------
Distributions paid from ordinary income.....................  $1,650,184    $2,727,956
                                                              ==========    ==========

     Tax Components of Net Assets:

     As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                  2004
                                                              ------------
Undistributed ordinary income...............................  $     74,475
Temporary book/tax differences..............................       (72,692)
Shares of beneficial interest...............................   354,306,260
                                                              ------------
     Total net assets.......................................  $354,308,043
                                                              ============

     The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

NOTE 6 -- RECLASSIFICATION OF PERMANENT DIFFERENCES

     Primarily as a result of differing book/tax treatment of excise tax payments and distribution reclassifications, on August 31, 2004, undistributed net investment income was increased by $1,391, undistributed net realized gain
(loss) was decreased by $144 and shares of beneficial interest decreased by $1,247. This reclassification had no effect on the net assets of the Fund.

NOTE 7 -- SHARE INFORMATION

     The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                       CHANGES IN SHARES OUTSTANDING()(b)

                                                           YEAR ENDED AUGUST 31,
                                       --------------------------------------------------------------
                                                   2004                             2003
                                       -----------------------------    -----------------------------
                                          SHARES          AMOUNT           SHARES          AMOUNT
                                       ------------    -------------    ------------    -------------
Sold:
  Institutional Class................   262,259,706    $ 262,259,706     342,666,838    $ 342,666,838
  Private Investment Class...........   772,897,565      772,897,565     805,981,277      805,981,277
  Personal Investment Class..........    14,745,458       14,745,458      12,458,739       12,458,739
  Cash Management Class..............    32,217,350       32,217,350     414,298,328      414,298,328
  Reserve Class(a)...................             8                8         824,453          824,453
  Resource Class.....................     7,770,331        7,770,331     285,091,420      285,091,420
Issued as reinvestment of dividends:
  Institutional Class................       122,658          122,658         211,442          211,442
  Private Investment Class...........       195,133          195,133         654,592          654,592
  Personal Investment Class..........           800              800           6,695            6,695
  Cash Management Class..............        40,970           40,970         294,784          294,784
  Resource Class.....................        86,813           86,813         264,640          264,640
Reacquired:
  Institutional Class................  (291,159,696)    (291,159,696)   (325,650,092)    (325,650,092)
  Private Investment Class...........  (581,808,653)    (581,808,653)   (832,516,096)    (832,516,096)
  Personal Investment Class..........   (15,073,428)     (15,073,428)    (15,006,191)     (15,006,191)
  Cash Management Class..............   (29,748,037)     (29,748,037)   (429,277,866)    (429,277,866)
  Reserve Class(a)...................       (15,801)         (15,801)       (808,659)        (808,659)
  Resource Class.....................   (12,533,895)     (12,533,895)   (299,829,030)    (299,829,030)
                                       ------------    -------------    ------------    -------------
                                        159,997,282    $ 159,997,282     (40,334,726)   $ (40,334,726)
                                       ============    =============    ============    =============

---------------

(a) Reserve Class commenced sales on June 23, 2003.
(b) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 73.41% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities, brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 8 -- FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                CASH MANAGEMENT CLASS
                                                ------------------------------------------------------
                                                                                         DECEMBER 31,
                                                                                             1999
                                                                                          (DATE SALES
                                                        YEAR ENDED AUGUST 31,            COMMENCED) TO
                                                --------------------------------------    AUGUST 31,
                                                 2004        2003     2002      2001         2000
                                                ------      ------   -------   -------   -------------
Net asset value, beginning of period..........  $ 1.00      $ 1.00   $  1.00   $  1.00      $  1.00
Income from investment operations:
  Net investment income.......................    0.01        0.01      0.02      0.05         0.04
Less distributions:
  Dividends from net investment income........   (0.01)      (0.01)    (0.02)    (0.05)       (0.04)
  Distributions from net realized gains.......   (0.00)      (0.00)    (0.00)    (0.00)       (0.00)
                                                ------      ------   -------   -------      -------
Total distributions...........................   (0.01)      (0.01)    (0.02)    (0.05)       (0.04)
                                                ------      ------   -------   -------      -------
Net asset value, end of period................  $ 1.00      $ 1.00   $  1.00   $  1.00      $  1.00
                                                ======      ======   =======   =======      =======
Total return(a)...............................    0.91%       1.16%     1.90%     5.23%        3.71%
                                                ======      ======   =======   =======      =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)......  $5,073      $2,563   $17,260   $19,254      $50,033
                                                ======      ======   =======   =======      =======
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements...........................    0.20%(b)    0.21%     0.21%     0.20%        0.19%(c)
  Without fee waivers and/or expense
     reimbursements...........................    0.43%(b)    0.43%     0.35%     0.36%        0.46%(c)
                                                ======      ======   =======   =======      =======
Ratio of net investment income to average net
  assets......................................    0.90%(b)    1.13%     1.90%     4.92%        5.25%(c)
                                                ======      ======   =======   =======      =======

---------------

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $4,971,241.
(c) Annualized.

NOTE 8 -- FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                  INSTITUTIONAL CLASS
                                                  ---------------------------------------------------
                                                                 YEAR ENDED AUGUST 31,
                                                  ---------------------------------------------------
                                                   2004         2003      2002       2001      2000
                                                  -------      -------   -------   --------   -------
Net asset value, beginning of period............  $  1.00      $  1.00   $  1.00   $   1.00   $  1.00
Income from investment operations:
  Net investment income.........................     0.01         0.01      0.02       0.05      0.05
Less distributions:
  Dividends from net investment income..........    (0.01)       (0.01)    (0.02)     (0.05)    (0.05)
  Distributions from net realized gains.........    (0.00)       (0.00)    (0.00)     (0.00)    (0.00)
                                                  -------      -------   -------   --------   -------
Total distributions.............................    (0.01)       (0.01)    (0.02)     (0.05)    (0.05)
                                                  -------      -------   -------   --------   -------
Net asset value, end of period..................  $  1.00      $  1.00   $  1.00   $   1.00   $  1.00
                                                  =======      =======   =======   ========   =======
Total return(a).................................     0.99%        1.24%     1.98%      5.31%     5.41%
                                                  =======      =======   =======   ========   =======
Ratios/supplemental data:
  Net assets, end of period (000s omitted)......  $56,192      $84,989   $67,754   $208,307   $60,825
                                                  =======      =======   =======   ========   =======
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements.............................     0.12%(b)     0.13%     0.13%      0.12%     0.11%
  Without fee waivers and/or expense
     reimbursements.............................     0.33%(b)     0.33%     0.25%      0.26%     0.36%
                                                  =======      =======   =======   ========   =======
Ratio of net investment income to average net
  assets........................................     0.98%(b)     1.21%     1.98%      5.00%     5.33%
                                                  =======      =======   =======   ========   =======

---------------

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $75,483,408.

NOTE 8 -- FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                   PERSONAL INVESTMENT CLASS
                                                         ---------------------------------------------
                                                                                           MAY 30,
                                                                                             2001
                                                                                         (DATE SALES
                                                            YEAR ENDED AUGUST 31,       COMMENCED) TO
                                                         ----------------------------     AUGUST 31,
                                                          2004         2003     2002         2001
                                                         -------      ------   ------   --------------
Net asset value, beginning of period...................  $  1.00      $ 1.00   $ 1.00       $ 1.00
Income from investment operations:
  Net investment income................................    0.004        0.01     0.02         0.01
Less distributions:
  Dividends from net investment income.................   (0.004)      (0.01)   (0.02)       (0.01)
  Distributions from net realized gains................   (0.000)      (0.00)   (0.00)       (0.00)
                                                         -------      ------   ------       ------
Total distributions....................................   (0.004)      (0.01)   (0.02)       (0.01)
                                                         -------      ------   ------       ------
Net asset value, end of period.........................  $  1.00      $ 1.00   $ 1.00       $ 1.00
                                                         =======      ======   ======       ======
Total return(a)........................................     0.43%       0.69%    1.47%        0.82%
                                                         =======      ======   ======       ======
Ratios/supplemental data:
Net assets, end of period (000s omitted)...............  $ 6,087      $6,415   $8,957       $1,609
                                                         =======      ======   ======       ======
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements.......     0.67%(b)    0.68%    0.63%        0.62%(c)
  Without fee waivers and/or expense reimbursements....     1.08%(b)    1.08%    1.00%        1.01%(c)
                                                         =======      ======   ======       ======
Ratio of net investment income to average net assets...     0.43%(b)    0.66%    1.48%        4.50%(c)
                                                         =======      ======   ======       ======

---------------

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are based on average net assets of $6,749,563.
(c) Annualized.

NOTE 8 -- FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                              PRIVATE INVESTMENT CLASS
                                                -----------------------------------------------------
                                                                YEAR ENDED AUGUST 31,
                                                -----------------------------------------------------
                                                  2004         2003       2002       2001      2000
                                                --------      -------   --------   --------   -------
Net asset value, beginning of period..........  $   1.00      $  1.00   $   1.00   $   1.00   $  1.00
Income from investment operations:
  Net investment income.......................      0.01        0..01       0.02       0.05      0.05
Less distributions:
  Dividends from net investment income........     (0.01)       (0.01)     (0.02)     (0.05)    (0.05)
  Distributions from net realized gains.......     (0.00)       (0.00)     (0.00)     (0.00)    (0.00)
                                                --------      -------   --------   --------   -------
Total distributions...........................     (0.01)       (0.01)     (0.02)     (0.05)    (0.05)
                                                --------      -------   --------   --------   -------
Net asset value, end of period................  $   1.00      $  1.00   $   1.00   $   1.00   $  1.00
                                                ========      =======   ========   ========   =======
Total return(a)...............................      0.74%        0.99%      1.73%      5.05%     5.15%
                                                ========      =======   ========   ========   =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)......  $276,400      $85,138   $111,045   $118,324   $77,755
                                                ========      =======   ========   ========   =======
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements...........................      0.37%(b)     0.38%      0.38%      0.37%     0.36%
  Without fee waivers and/or expense
     reimbursements...........................      0.83%(b)     0.83%      0.75%      0.76%     0.86%
                                                ========      =======   ========   ========   =======
Ratio of net investment income to average net
  assets......................................      0.73%(b)     0.96%      1.73%      4.75%     5.08%
                                                ========      =======   ========   ========   =======

---------------

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $97,178,407.

NOTE 8 -- FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                   RESOURCE CLASS
                                              ---------------------------------------------------------
                                                                                          DECEMBER 30,
                                                                                              1999
                                                                                           (DATE SALES
                                                        YEAR ENDED AUGUST 31,             COMMENCED) TO
                                              -----------------------------------------    AUGUST 31,
                                               2004         2003      2002       2001         2000
                                              -------      -------   -------   --------   -------------
Net asset value, beginning of period........  $  1.00      $  1.00   $  1.00   $   1.00      $ 1.00
Income from investment operations:
  Net investment income.....................     0.01         0.01      0.02       0.05        0.04(a)
Less distributions:
  Dividends from net investment income......    (0.01)       (0.01)    (0.02)     (0.05)      (0.04)
  Distributions from net realized gains.....    (0.00)       (0.00)    (0.00)     (0.00)      (0.00)
                                              -------      -------   -------   --------      ------
Total distributions.........................    (0.01)       (0.01)    (0.02)     (0.05)      (0.04)
                                              -------      -------   -------   --------      ------
Net asset value, end of period..............  $  1.00      $  1.00   $  1.00   $   1.00      $ 1.00
                                              =======      =======   =======   ========      ======
Total return(b).............................     0.83%        1.08%     1.82%      5.15%       3.66%
                                              =======      =======   =======   ========      ======
Ratios/supplemental data:
Net assets, end of period (000s omitted)....  $10,557      $15,236   $29,726   $156,340      $  765
                                              =======      =======   =======   ========      ======
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements.........................     0.28%(c)     0.29%     0.29%      0.28%       0.27%(d)
  Without fee waivers and/or expense
     reimbursements.........................     0.53%(c)     0.53%     0.45%      0.46%       0.56%(d)
                                              =======      =======   =======   ========      ======
Ratio of net investment income to average
  net assets................................     0.82%(c)     1.05%     1.82%      4.84%       5.17%(d)
                                              =======      =======   =======   ========      ======

---------------

(a) Calculated using averages shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $11,032,027.
(d) Annualized.

NOTE 8 -- FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                         RESERVE CLASS
                                                              -----------------------------------
                                                                 YEAR         JUNE 23, 2003 (DATE
                                                                ENDED          SALES COMMENCED)
                                                              AUGUST 31,          AUGUST 31,
                                                                 2004                2003
                                                              ----------      -------------------
Net asset value, beginning of period........................   $  1.00              $  1.00
Income from investment operations:
  Net investment income.....................................     0.001(a)              0.01
Less distributions:
  Dividends from net investment income......................    (0.001)               (0.01)
  Distributions from net realized gains.....................    (0.000)               (0.00)
                                                               -------              -------
Total distributions.........................................    (0.001)               (0.01)
                                                               -------              -------
Net asset value, end of period..............................   $  1.00              $  1.00
                                                               =======              =======
Total return(b).............................................      0.15%                0.44%
                                                               =======              =======
Ratios/supplemental data:
Net assets, end of period...................................   $     1              $15,794
                                                               =======              =======
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements............      0.92%(c)             0.93%(d)
  Without fee waivers and/or expense reimbursements.........      1.33%(c)             1.32%(d)
                                                               =======              =======
Ratio of net investment income to average net assets........      0.18%(c)             0.41%(d)
                                                               =======              =======

---------------

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are based on average net assets of $1,037.
(d) Annualized.

NOTE 9 -- LEGAL PROCEEDINGS

     Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

     The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.
     As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.
     In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.
     As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing
     On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.
     Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.
     The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

     Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

     None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

     Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

     In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

     On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

     On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

     As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

     At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

     The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

     At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

     IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

     AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

     All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

     Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                                                         LIQUID ASSETS PORTFOLIO

                                                                     PROSPECTUS

                                                               DECEMBER 2, 2004


Cash Management Class

Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

-----------------------------------------------------------------------------

This prospectus contains important information about the Cash Management Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and

- is not guaranteed by a bank.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

Portfolio Holdings Information                       5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investment and Design and Your goals. Our solutions. are service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of, A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

- securities issued by the U.S. government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.


    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

    Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Cash Management Class shares from year to year. Cash Management Class shares are not subject to front-end or back-end sales loads.



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1997...................................................................   5.59%
1998...................................................................   5.53%
1999...................................................................   5.17%
2000...................................................................   6.44%
2001...................................................................   4.09%
2002...................................................................   1.71%
2003...................................................................   1.04%




    Cash Management Class shares' year-to-date total return as of September 30, 2004 was 0.78%.



    During the periods shown in the bar chart, the highest quarterly return was 1.65% (quarters ended September 30, 2000 and December 31, 2000), and the lowest quarterly return was 0.23% (quarters ended September 30, 2003 and December 31,
2003).


PERFORMANCE TABLE

The following performance table reflects the performance of Cash Management Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
(for the periods ended                                SINCE      INCEPTION
December 31, 2003)              1 YEAR     5 YEARS    INCEPTION    DATE
--------------------------------------------------------------------------
Cash Management Class            1.04%      3.67%      4.35%     01/17/96
--------------------------------------------------------------------------




For the current seven-day yield, call (800) 659-1005.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from                                    CASH MANAGEMENT
your investment)                                               CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                     None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                  None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted                                 CASH MANAGEMENT
from fund assets)                                               CLASS
--------------------------------------------------------------------------------
Management Fees                                                      0.15%

Distribution and/or
Service (12b-1) Fees                                                 0.10

Other Expenses                                                       0.03

Total Annual Fund
Operating Expenses(2)                                                0.28
--------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has voluntarily agreed to waive 0.02% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has voluntarily agreed to waive fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
    (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Total Annual Fund Operating Expenses, net of these current agreements, are 0.20%.



If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and their associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Cash Management Class                       $29       $90      $157       $356
--------------------------------------------------------------------------------

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2004, the advisor received compensation of 0.09% of average daily net assets.



    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------


SUITABILITY FOR INVESTORS



The Cash Management Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Cash Management Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Except for participants in the AMVESCAP Sharesave Plan (the sharesave plan), individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Cash Management Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Cash Management Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Cash Management Class; providing periodic statements showing a client's account balance in shares of the Cash Management Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.



    The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.



    Investors in the Cash Management Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Cash Management Class.


DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.



    Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------


them on any business day are eligible to receive dividends on that business day.


CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

PORTFOLIO HOLDINGS INFORMATION


The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets for the fund are available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be send to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years 2004, 2003, 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.



                                                                                    CASH MANAGEMENT CLASS
                                                            ---------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
                                                            ---------------------------------------------------------------------
                                                               2004             2003          2002          2001          2000
                                                            ----------       ----------    ----------    ----------    ----------
Net asset value, beginning of period                        $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.01             0.01          0.02          0.05          0.06
---------------------------------------------------------------------------------------------------------------------------------
Net gains (losses) on securities (both realized and
  unrealized)                                                    (0.00)            0.00          0.00          0.00          0.00
=================================================================================================================================
  Total from investment operations                                0.01             0.01          0.02          0.05          0.06
=================================================================================================================================
Less dividends from net investment income                        (0.01)           (0.01)        (0.02)        (0.05)        (0.06)
=================================================================================================================================
Net asset value, end of period                              $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                   0.97%            1.24%         2.08%         5.45%         6.04%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                                            $4,341,262       $4,473,591    $5,760,074    $5,499,916    $3,528,435
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.20%(b)         0.19%         0.19%         0.18%         0.17%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.28%(b)         0.27%         0.29%         0.29%         0.29%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets              0.96%(b)         1.26%         2.04%         5.11%         5.96%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.


(b) Ratios are based on average daily net assets of $4,199,108,303.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Cash Management Class                                                                          $1 million     no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900118377
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                       5:00 and 5:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.



REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------


Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.


    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 0843
                       Houston, TX 77001-0843

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Liquid Assets Portfolio, a series of
   Short-Term Investments Trust
   SEC 1940 Act file number: 811-2729

----------------------------------------

AIMinvestments.com     LAP-PRO-3
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                         LIQUID ASSETS PORTFOLIO


                                                                     PROSPECTUS

                                                               DECEMBER 2, 2004


Institutional Class

Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

-----------------------------------------------------------------------------

This prospectus contains important information about the Institutional Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.


An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

Portfolio Holdings Information                       5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

- securities issued by the U.S. government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.


    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

    Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Institutional Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................   4.37%
1995...................................................................   6.08%
1996...................................................................   5.52%
1997...................................................................   5.67%
1998...................................................................   5.61%
1999...................................................................   5.24%
2000...................................................................   6.52%
2001...................................................................   4.17%
2002...................................................................   1.79%
2003...................................................................   1.12%




    Institutional Class shares' year-to-date total return as of September 30, 2004 was 1.10%.



    During the periods shown in the bar chart, the highest quarterly return was 1.67% (quarters ended September 30, 2000 and December 31, 2000), and the lowest quarterly return was 0.25% (quarters ended September 30, 2003 and December 31,
2003).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended December 31,                                   INCEPTION
2003)                                1 YEAR     5 YEARS    10 YEARS     DATE
-------------------------------------------------------------------------------
Institutional Class                   1.12%      3.75%      4.60%     11/04/93
-------------------------------------------------------------------------------




For the current seven-day yield, call (800) 659-1005.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                           INSTITUTIONAL CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                   None
-------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                          INSTITUTIONAL CLASS
-------------------------------------------------------------------------------
Management Fees                                                    0.15%

Distribution and/or
Service (12b-1) Fees                                               None

Other Expenses                                                     0.03

Total Annual Fund
Operating Expenses(2)                                              0.18
-------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The fund's advisor has voluntarily agreed to waive fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (iv) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
    (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Total Annual Fund Operating Expenses, net of these current agreements, are 0.12%.



If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and their associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Institutional Class                         $18       $58      $101       $230
--------------------------------------------------------------------------------

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2004, the advisor received compensation of 0.09% of average daily net assets.



    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares of the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Institutional Class of the fund is intended for use primarily by institutions, particularly banks. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Institutional Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Institutional Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Institutional Class; providing periodic statements showing a client's account balance in shares of the Institutional Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.



    The Institutional Class is designed to be a convenient and economical way in which to invest short-term cash reserves in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.



    Investors in the Institutional Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Institutional Class.


DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.



    Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.


CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------


PORTFOLIO HOLDINGS INFORMATION



The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets for the fund are available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years 2004, 2003, 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.



                                                                                  INSTITUTIONAL CLASS
                                                       --------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                          2004              2003           2002           2001           2000
                                                       -----------       -----------    -----------    -----------    -----------
Net asset value, beginning of period                   $      1.00       $      1.00    $      1.00    $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                         0.01              0.01           0.02           0.05           0.06
---------------------------------------------------------------------------------------------------------------------------------
Net gains (losses) on securities (both realized and
  unrealized)                                                (0.00)             0.00           0.00           0.00           0.00
=================================================================================================================================
  Total from investment operations                            0.01              0.01           0.02           0.05           0.06
=================================================================================================================================
Less dividends from net investment income                    (0.01)            (0.01)         (0.02)         (0.05)         (0.06)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $      1.00       $      1.00    $      1.00    $      1.00    $      1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                               1.05%             1.32%          2.16%          5.54%          6.12%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $13,426,786       $21,240,699    $29,122,702    $26,772,308    $17,353,163
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              0.12%(b)          0.11%          0.11%          0.10%          0.09%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           0.18%(b)          0.17%          0.19%          0.19%          0.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets          1.04%(b)          1.34%          2.12%          5.19%          6.04%
_________________________________________________________________________________________________________________________________
=================================================================================================================================


(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.

(b) Ratios are based on average daily net assets of $16,498,555,850.

                            -----------------------

                            LIQUID ASSETS PORTFOLIO
                            -----------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Institutional Class                                                                           $10 million     no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES


You may purchase shares using one of the options below or, if in certain circumstances investing directly, by sending your completed account application and purchase amount to the transfer agent. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.


PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900118377
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                       5:00 and 5:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.



REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 0843
                       Houston, TX 77001-0841

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You can also review and and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------
   Liquid Assets Portfolio, a series of
   Short-Term Investments Trust
   SEC 1940 Act file number: 811-2729

--------------------------------------

AIMinvestments.com     LAP-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                         LIQUID ASSETS PORTFOLIO

                                                                     PROSPECTUS

                                                               DECEMBER 2, 2004



Personal Investment Class


Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Personal Investment Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

Portfolio Holdings Information                       5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

- securities issued by the U.S. government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.


    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

    Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows the performance of the fund's Personal Investment Class shares from year to year. Personal Investment Class shares are not subject to front-end or back-end sales loads.



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000...................................................................    5.99%
2001...................................................................    3.66%
2002...................................................................    1.26%
2003...................................................................    0.57%




    Personal Investment Class shares' year-to-date total return as of September 30, 2004 was 0.54%.



    During the periods shown in the bar chart, the highest quarterly return was 1.54% (quarters ended September 30, 2000 and December 31, 2000), and the lowest quarterly return was 0.11% (quarters ended September 30, 2003 and December 31,
2003).


PERFORMANCE TABLE

The following performance table reflects the performance of Personal Investment Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                                           SINCE      INCEPTION
(for the periods ended December 31, 2003)       1 YEAR     INCEPTION    DATE
-------------------------------------------------------------------------------
Personal Investment Class                        0.57%      3.22%     01/04/99
-------------------------------------------------------------------------------




For the current seven-day yield, call (800) 659-1005.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                      PERSONAL INVESTMENT CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                 None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                              None
-------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                     PERSONAL INVESTMENT CLASS
-------------------------------------------------------------------------------
Management Fees                                                  0.15%

Distribution and/or
Service (12b-1) Fees                                             0.75

Other Expenses                                                   0.03

Total Annual Fund
Operating Expenses(2)                                            0.93
-------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has voluntarily agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has voluntarily agreed to waive fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
    (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Total Annual Fund Operating Expenses, net of these current agreements, are 0.67%.


As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.


    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and their associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Personal Investment Class                   $95      $296      $515      $1,143
--------------------------------------------------------------------------------

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2004, the advisor received compensation of 0.09% of average daily net assets.



    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contract your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Personal Investment Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Personal Investment Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Personal Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Personal Investment Class; providing periodic statements showing a client's account balance in shares of the Personal Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.



    The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.



    Investors in the Personal Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Personal Investment Class.


DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.



    Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

PORTFOLIO HOLDINGS INFORMATION


The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets for the fund are available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Personal Investment Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years 2004, 2003, 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.



                                                                            PERSONAL INVESTMENT CLASS
                                                              ------------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
                                                              ------------------------------------------------------
                                                               2004          2003       2002       2001       2000
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
--------------------------------------------------------------------------------------------------------------------
Net investment income                                           0.005          0.01       0.02       0.05       0.05
--------------------------------------------------------------------------------------------------------------------
Net gains (losses) on securities (both realized and
  unrealized)                                                  (0.000)         0.00       0.00       0.00       0.00
____________________________________________________________________________________________________________________
====================================================================================================================
  Total from investment operations                              0.005          0.01       0.02       0.05       0.05
____________________________________________________________________________________________________________________
====================================================================================================================
Less dividends from net investment income                      (0.005)        (0.01)     (0.02)     (0.05)     (0.05)
====================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(a)                                                  0.50%         0.77%      1.65%      5.01%      5.60%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $48,166       $47,266    $30,277    $11,930    $14,179
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.67%(b)      0.66%      0.61%      0.60%      0.59%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.93%(b)      0.92%      0.94%      0.94%      0.94%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of net investment income to average net assets             0.49%(b)      0.79%      1.62%      4.69%      5.54%
____________________________________________________________________________________________________________________
====================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.


(b) Ratios are based on average daily net assets of $45,729,061.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                        INITIAL          ADDITIONAL
CLASS                                                                                INVESTMENTS*        INVESTMENTS
----------------------------------------------------------------------------------------------------------------------
Personal Investment Class                                                               $1,000           no minimum
----------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900118377
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                       5:00 and 5:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption."



REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 0843
                       Houston, TX 77001-0843

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Liquid Assets Portfolio, a series of
   Short-Term Investments Trust SEC 1940 Act file number: 811-2729

----------------------------------------

AIMinvestments.com     LAP-PRO-4
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                         LIQUID ASSETS PORTFOLIO

                                                                     PROSPECTUS

                                                               DECEMBER 2, 2004


Private Investment Class

Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

-----------------------------------------------------------------------------

This prospectus contains important information about the Private Investment Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and

- is not guaranteed by a bank.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------

The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

Portfolio Holdings Information                       5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

- securities issued by the U.S. government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.


    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

    Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Private Investment Class shares from year to year. Private Investment Class shares are not subject to front-end or back-end sales loads.



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1997...................................................................   5.36%
1998...................................................................   5.30%
1999...................................................................   4.92%
2000...................................................................   6.20%
2001...................................................................   3.86%
2002...................................................................   1.48%
2003...................................................................   0.82%




    Private Investment Class shares' year-to-date total return as of September 30, 2004 was 0.79%.



    During the periods shown in the bar chart, the highest quarterly return was 1.59% (quarters ended September 30, 2000 and December 31, 2000), and the lowest quarterly return was 0.17% (quarter ended December 31, 2003).


PERFORMANCE TABLE

The following performance table reflects the performance of Private Investment Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
(for the periods ended                                SINCE      INCEPTION
December 31, 2003)              1 YEAR     5 YEARS    INCEPTION    DATE
--------------------------------------------------------------------------
Private Investment Class         0.82%      3.44%      4.11%     02/16/96
--------------------------------------------------------------------------




For the current seven-day yield, call (800) 659-1005.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                       PRIVATE INVESTMENT CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                  None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                               None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                      PRIVATE INVESTMENT CLASS
--------------------------------------------------------------------------------
Management Fees                                                   0.15%

Distribution and/or
Service (12b-1) Fees                                              0.50
Other Expenses                                                    0.03

Total Annual Fund
Operating Expenses(2)                                             0.68
--------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as that shown in the table.

(2) The distributor has voluntarily agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has voluntarily agreed to waive fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
    (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Total Annual Fund Operating Expenses, net of these current agreements, are 0.42%.


    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.


    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and their associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Private Investment Class                    $69      $218      $379       $847
--------------------------------------------------------------------------------

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2004, the advisor received compensation of 0.09% of average daily net assets.



    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Private Investment Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Private Investment Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Private Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Private Investment Class; providing periodic statements showing a client's account balance in shares of the Private Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.



    The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.



    Investors in the Private Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Private Investment Class.


DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.



    Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.


PORTFOLIO HOLDINGS INFORMATION



The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets for the fund are available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years 2004, 2003, 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.



                                                                                 PRIVATE INVESTMENT CLASS
                                                              ---------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                              ---------------------------------------------------------------
                                                                 2004            2003        2002         2001         2000
                                                              ----------       --------    --------    ----------    --------
Net asset value, beginning of period                          $     1.00       $   1.00    $   1.00    $     1.00    $   1.00
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                               0.01           0.01        0.02          0.05        0.06
-----------------------------------------------------------------------------------------------------------------------------
Net gains (losses) on securities (both realized and
  unrealized)                                                      (0.00)          0.00        0.00          0.00        0.00
=============================================================================================================================
  Total from investment operations                                  0.01           0.01        0.02          0.05        0.06
=============================================================================================================================
Less dividends from net investment income                          (0.01)         (0.01)      (0.02)        (0.05)      (0.06)
=============================================================================================================================
Net asset value, end of period                                $     1.00       $   1.00    $   1.00    $     1.00    $   1.00
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(a)                                                     0.75%          1.02%       1.85%         5.22%       5.81%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,078,780       $978,383    $808,457    $1,289,479    $952,177
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.42%(b)       0.41%       0.41%         0.40%       0.39%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.68%(b)       0.67%       0.69%         0.69%       0.69%
=============================================================================================================================
Ratio of net investment income to average net assets                0.74%(b)       1.04%       1.82%         4.89%       5.74%
_____________________________________________________________________________________________________________________________
=============================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.


(b) Ratios are based on average daily net assets of $990,007,259.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Private Investment Class                                                                        $10,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:

                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900118377

                                       For Further Credit to the fund and Your
                                       Account #

By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.

By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                       5:00 and 5:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------


Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.


    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent thought the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 0843
                       Houston, TX 77001-0843

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Liquid Assets Portfolio, a series of
   Short-Term Investments Trust
   SEC 1940 Act file number: 811-2729

----------------------------------------

AIMinvestments.com     LAP-PRO-2
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                         LIQUID ASSETS PORTFOLIO

                                                                     PROSPECTUS

                                                               DECEMBER 2, 2004


Reserve Class

Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Reserve Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.


An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Return                                  2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

Portfolio Holdings Information                       5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

- securities issued by the U.S. government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.


    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

    Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Reserve Class shares. Reserve Class shares are not subject to front-end or back-end sales loads.



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
2001...................................................................    3.35%
2002...................................................................    0.96%
2003...................................................................    0.25%




    Reserve Class shares' year-to-date total return as of September 30, 2004 was 0.22%.



    During the period shown in the bar chart, the highest quarterly return was 1.23% (quarter ended March 31, 2001), and the lowest quarterly return was 0.03% (quarters ended September 30, 2003 and December 31, 2003).


PERFORMANCE TABLE

The following performance table reflects the performance of Reserve Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
(for the periods ended December 31, 2003)        1 YEAR     INCEPTION    DATE
--------------------------------------------------------------------------------
Reserve Class                                     0.25%      2.51%     01/14/00
--------------------------------------------------------------------------------




For the current seven-day yield, call (800) 659-1005.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                            RESERVE CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                     None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                  None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                           RESERVE CLASS
--------------------------------------------------------------------------------
Management Fees                                                     0.15%

Distribution and/or
Service (12b-1) Fees                                                1.00

Other Expenses                                                      0.03

Total Annual Fund
Operating Expenses(2)                                               1.18
--------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has voluntarily agreed to waive 0.13% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has voluntarily agreed to waive fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
    (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Total Annual Fund Operating Expenses, net of these current agreements, are 0.99%.


As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.


    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and their associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Reserve Class                               $120     $375      $649      $1,432
--------------------------------------------------------------------------------

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2004, the advisor received compensation of 0.09% of average daily net assets.



    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Reserve Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Reserve Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Reserve Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Reserve Class; providing periodic statements showing a client's account balance in shares of the Reserve Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.



    The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.



    Investors in the Reserve Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Reserve Class.


DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.



    Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.


PORTFOLIO HOLDINGS INFORMATION



The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets for the fund are available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Reserve Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years 2004, 2003, 2002, 2001 and the period January 14, 2000 through August 31, 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.



                                                                                        RESERVE CLASS
                                                             --------------------------------------------------------------------
                                                                                                                 JANUARY 14, 2000
                                                                                                                   (DATE SALES
                                                                          YEAR ENDED AUGUST 31,                   COMMENCED) TO
                                                             ------------------------------------------------       AUGUST 31,
                                                              2004            2003         2002         2001           2000
                                                             -------         -------      -------      ------    ----------------
Net asset value, beginning of period                         $  1.00         $  1.00      $  1.00      $ 1.00         $ 1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                          0.002           0.005         0.01        0.05           0.03
---------------------------------------------------------------------------------------------------------------------------------
Net gains (losses) on securities (both realized and
  unrealized)                                                 (0.000)          0.000         0.00        0.00           0.00
=================================================================================================================================
  Total from investment operations                             0.002           0.005         0.01        0.05           0.03
=================================================================================================================================
Less dividends from net investment income                     (0.002)         (0.005)       (0.01)      (0.05)         (0.03)
=================================================================================================================================
Net asset value, end of period                               $  1.00         $  1.00      $  1.00      $ 1.00         $ 1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                 0.17%           0.45%        1.34%       4.70%          3.48%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $64,942         $57,082      $51,279      $5,169         $2,495
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.99%(b)        0.98%        0.91%       0.90%          0.89%(c)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.18%(b)        1.17%        1.19%       1.19%          1.19%(c)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets            0.17%(b)        0.47%        1.32%       4.39%          5.24%(c)
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(b) Ratios are based on average daily net assets of $65,640,950.


(c) Annualized.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Reserve Class                                                                                    $1,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900118377
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

REDEEMING SHARES

REDEMPTION FEES


We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.

                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                       5:00 and 5:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.



REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.
REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.


TAXES
Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 0843
                       Houston, TX 77001-0843

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Liquid Assets Portfolio, a series of
   Short-Term Investments Trust
   SEC 1940 Act file number: 811-2729

----------------------------------------

AIMinvestments.com     LAP-PRO-5
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                         LIQUID ASSETS PORTFOLIO


                                                                     PROSPECTUS


                                                               DECEMBER 2, 2004


Resource Class

Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Resource Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and

- is not guaranteed by a bank.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

Portfolio Holdings Information                       5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

- securities issued by the U.S. government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.


    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

    Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Resource Class shares from year to year. Resource Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1997...................................................................    5.46%
1998...................................................................    5.40%
1999...................................................................    5.03%
2000...................................................................    6.31%
2001...................................................................    3.97%
2002...................................................................    1.58%
2003...................................................................    0.92%




    Resource Class shares' year-to-date total return as of September 30, 2004 was 0.89%.



    During the periods shown in the bar chart, the highest quarterly return was 1.62% (quarters ended September 30, 2000 and December 31, 2000), and the lowest quarterly return was 0.20% (quarters ended September 30, 2003 and December 31,
2003).


PERFORMANCE TABLE

The following performance table reflects the performance of Resource Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
(for the periods ended                                SINCE      INCEPTION
December 31, 2003)              1 YEAR     5 YEARS    INCEPTION    DATE
--------------------------------------------------------------------------
Resource Class                   0.92%      3.54%      4.13%     09/23/96
--------------------------------------------------------------------------




For the current seven-day yield, call (800) 659-1005.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                           RESOURCE CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                    None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                 None
-------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                          RESOURCE CLASS
-------------------------------------------------------------------------------
Management Fees                                                   0.15%

Distribution and/or
Service (12b-1) Fees                                               0.20

Other Expenses                                                     0.03

Total Annual Fund
Operating Expenses(2)                                              0.38
-------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The fund's advisor has voluntarily agreed to waive fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the fund's Board of Trustees;
    (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Total Annual Fund Operating Expenses, net of these current agreements, are 0.32%.



If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and their associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Resource Class                              $39      $122      $213       $480
--------------------------------------------------------------------------------

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2004, the advisor received compensation of 0.09% of average daily net assets.



    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Resource Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Resource Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Resource Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Resource Class; providing periodic statements showing a client's account balance in shares of the Resource Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.



    The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.



    Investors in the Resource Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Resource Class.


DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.



    Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.


PORTFOLIO HOLDINGS INFORMATION



The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets for the fund are available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Resource Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years 2004, 2003, 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.



                                                                                        RESOURCE CLASS
                                                              -------------------------------------------------------------------
                                                                                     YEAR ENDED AUGUST 31,
                                                              -------------------------------------------------------------------
                                                                2004            2003          2002          2001          2000
                                                              --------       ----------    ----------    ----------    ----------
Net asset value, beginning of period                          $   1.00       $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.01             0.01          0.02          0.05          0.06
---------------------------------------------------------------------------------------------------------------------------------
Net gains (losses) on securities (both realized and
  unrealized)                                                    (0.00)            0.00          0.00          0.00          0.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
  Total from investment operations                                0.01             0.01          0.02          0.05          0.06
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Less dividends from net investment income                        (0.01)           (0.01)        (0.02)        (0.05)        (0.06)
=================================================================================================================================
Net asset value, end of period                                $   1.00       $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                   0.85%            1.12%         1.96%         5.33%         5.91%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $952,193       $1,239,380    $1,546,155    $1,269,405    $1,102,431
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.32%(b)         0.31%         0.31%         0.30%         0.29%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.38%(b)         0.37%         0.39%         0.39%         0.39%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets              0.84%(b)         1.14%         1.92%         4.99%         5.84%
_________________________________________________________________________________________________________________________________
=================================================================================================================================


(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.

(b) Ratios are based on average daily net assets of $1,078,174,708.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                        INITIAL          ADDITIONAL
CLASS                                                                                INVESTMENTS*        INVESTMENTS
----------------------------------------------------------------------------------------------------------------------
Resource Class                                                                          $10,000          no minimum
----------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900118377
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                       5:00 and 5:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 0843
                       Houston, TX 77001-0843

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       web site:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Liquid Assets Portfolio, a series of Short-Term Investments Trust SEC 1940 Act file number: 811-2729

----------------------------------------

AIMinvestments.com     LAP-PRO-6
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                         LIQUID ASSETS PORTFOLIO


                                                                     PROSPECTUS

                                                               DECEMBER 2, 2004


Sweep Class

Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Sweep Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

Portfolio Holdings Information                       5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

- securities issued by the U.S. government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.


    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

    Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither Sweep Class shares nor Institutional Class shares are subject to front-end or back-end sales loads.



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................    4.37%
1995...................................................................    6.08%
1996...................................................................    5.52%
1997...................................................................    5.67%
1998...................................................................    5.61%
1999...................................................................    5.24%
2000...................................................................    6.52%
2001...................................................................    4.17%
2002...................................................................    1.79%
2003...................................................................    1.12%



    The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Sweep Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, Sweep Class has higher expenses. As of the date of this prospectus, the Sweep Class has not yet commenced operations.


    Institutional Class shares' year-to-date total return as of September 30, 2004 was 1.10%.



    During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.67% (quarters ended September 30, 2000 and December 31,
2000), and the lowest quarterly return was 0.25% (quarters ended September 30, 2003 and December 31, 2003).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended December 31,                                   INCEPTION
2003)                                1 YEAR     5 YEARS    10 YEARS     DATE
-------------------------------------------------------------------------------
Institutional Class                   1.12%      3.75%      4.60%     11/04/93
-------------------------------------------------------------------------------




Once Sweep Class has commenced operations, the current seven-day yield of Sweep Class may be obtained by calling (800) 659-1005.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                           SWEEP CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                    None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                 None
-------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                          SWEEP CLASS
-------------------------------------------------------------------------------
Management Fees                                                    0.15%

Distribution and/or
Service (12b-1) Fees                                               0.25

Other Expenses(2)                                                  0.03

Total Annual Fund
Operating Expenses                                                 0.43
-------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Other expenses are based on estimated amounts for the current fiscal year.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.


    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Your financial institution may charge you additional fees for participation in a sweep program. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and their associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Sweep Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Sweep Class                                 $44      $138      $241       $542
--------------------------------------------------------------------------------

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2004, the advisor received compensation of 0.09% of average daily net assets.



    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Sweep Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Sweep Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Sweep Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Sweep Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Sweep Class; providing periodic statements showing a client's account balance in shares of the Sweep Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.



    The Sweep Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.



    Investors in the Sweep Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Sweep Class.


DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.



    Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.


PORTFOLIO HOLDINGS INFORMATION



The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets for the fund are available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. The financial performance of your investment in the Sweep Class will differ from that of the Institutional Class as a result of the different class expenses. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years 2004, 2003, 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.


    As of the date of this prospectus, the Sweep Class has not yet commenced operations and, therefore, financial information is not available.


                                                                                  INSTITUTIONAL CLASS
                                                       --------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------------
                                                          2004              2003           2002           2001           2000
                                                       -----------       -----------    -----------    -----------    -----------
Net asset value, beginning of period                   $      1.00       $      1.00    $      1.00    $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                         0.01              0.01           0.02           0.05           0.06
---------------------------------------------------------------------------------------------------------------------------------
Net gains (losses) on securities (both realized and
  unrealized)                                                (0.00)             0.00           0.00           0.00           0.00
=================================================================================================================================
  Total from investment operations                            0.01              0.01           0.02           0.05           0.06
=================================================================================================================================
Less dividends from net investment income                    (0.01)            (0.01)         (0.02)         (0.05)         (0.06)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $      1.00       $      1.00    $      1.00    $      1.00    $      1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                               1.05%             1.32%          2.16%          5.54%          6.12%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                                       $13,426,786       $21,240,699    $29,122,702    $26,772,308    $17,353,163
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              0.12%(b)          0.11%          0.11%          0.10%          0.09%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           0.18%(b)          0.17%          0.19%          0.19%          0.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets          1.04%(b)          1.34%          2.12%          5.19%          6.04%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.


(b) Ratios are based on average daily net assets of $16,498,555,850.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Sweep Class                                                                                     $10,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900118377
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                       5:00 and 5:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 0843
                       Houston, TX 77001-0843

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You can also review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Liquid Assets Portfolio, a series of
   Short-Term Investments Trust
   SEC 1940 Act file number: 811-2729

----------------------------------------

AIMinvestments.com     LAP-PRO-4
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                          SHORT-TERM INVESTMENTS TRUST

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                             ---------------------

  THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH CLASS OF THE LIQUID ASSETS PORTFOLIO OF SHORT-TERM INVESTMENTS TRUST LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION
  WITH THE PROSPECTUSES FOR THE CLASSES OF THE LIQUID ASSETS PORTFOLIO LISTED
   BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY CLASS OF THE LIQUID
                  ASSETS PORTFOLIO LISTED BELOW BY WRITING TO:

                         AIM INVESTMENT SERVICES, INC.
                                 P.O. BOX 0843
                           HOUSTON, TEXAS 77001-0843
                          OR BY CALLING (800) 659-1005

                             ---------------------


       THIS STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 2, 2004,

                     RELATES TO THE FOLLOWING PROSPECTUSES:


              CLASS                         DATED
              -----                         -----
      Cash Management Class            December 2, 2004
       Institutional Class             December 2, 2004
    Personal Investment Class          December 2, 2004
     Private Investment Class          December 2, 2004
          Reserve Class                December 2, 2004
          Resource Class               December 2, 2004
           Sweep Class                 December 2, 2004

                          SHORT-TERM INVESTMENTS TRUST

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
GENERAL INFORMATION ABOUT THE TRUST.........................    1
          Portfolio History.................................    1
          Shares of Beneficial Interest.....................    1
DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND
  RISKS.....................................................    2
     Classification.........................................    2
     Investment Strategies and Risks........................    2
          Foreign Investments...............................    5
          Debt Investments..................................    5
          Other Investments.................................    7
          Investment Techniques.............................    7
     Portfolio Policies.....................................    9
     Temporary Defensive Position...........................   11
MANAGEMENT OF THE TRUST.....................................   11
     Board of Trustees......................................   11
     Management Information.................................   11
          Trustee Ownership of Portfolio Shares.............   13
          Factors Considered in Approving the Investment
          Advisory Agreement................................   13
     Compensation...........................................   13
          Retirement Plan for Trustees......................   13
          Deferred Compensation Agreements..................   13
     Codes of Ethics........................................   14
     Proxy Voting Policies..................................   14
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........   14
INVESTMENT ADVISORY AND OTHER SERVICES......................   14
     Investment Advisor.....................................   14
     Market Support and Administrative Support Payments.....   15
     Service Agreements.....................................   16
     Other Service Providers................................   16
BROKERAGE ALLOCATION AND OTHER PRACTICES....................   16
     Brokerage Transactions.................................   16
     Commissions............................................   17
     Brokerage Selection....................................   17
     Directed Brokerage (Research Services).................   18
     Regular Brokers or Dealers.............................   18
     Allocation of Portfolio Transactions...................   18
PURCHASE, REDEMPTION AND PRICING OF SHARES..................   19
     Purchase and Redemption of Shares......................   19
     Authorized Agents......................................   19
     Offering Price.........................................   19
          Calculation of Net Asset Value....................   19
     Redemption in Kind.....................................   20

                                                              PAGE
                                                              ----
     Backup Withholding.....................................   20
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS....................   21
     Dividends and Distributions............................   21
     Tax Matters............................................   22
DISTRIBUTION OF SECURITIES..................................   25
     Distribution Plan......................................   25
     Distributor............................................   26
BANKING REGULATIONS.........................................   27
CALCULATION OF PERFORMANCE DATA.............................   27
REGULATORY INQUIRIES AND PENDING LITIGATION.................   28
RATINGS OF DEBT SECURITIES..................................  A-1
TRUSTEES AND OFFICERS.......................................  B-1
TRUSTEE COMPENSATION TABLE..................................  C-1
PROXY VOTING POLICIES.......................................  D-1
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........  E-1
MANAGEMENT FEES.............................................  F-1
ADMINISTRATIVE SERVICES FEES................................  G-1
BROKERAGE COMMISSIONS.......................................  H-1
DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
  SECURITIES OF REGULAR BROKERS OR DEALERS..................  I-1
AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO
  DISTRIBUTION PLAN.........................................  J-1
ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION
  PLAN......................................................  K-1
PERFORMANCE DATA............................................  L-1
REGULATORY INQUIRIES AND PENDING LITIGATION.................  M-1
FINANCIAL STATEMENTS........................................   FS

                      GENERAL INFORMATION ABOUT THE TRUST

PORTFOLIO HISTORY


     Short-Term Investments Trust (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of six separate portfolios: Cash Assets Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio (each a "portfolio" and collectively, the "portfolios"). This Statement of Additional Information relates only to the Liquid Assets Portfolio (the "Portfolio"). Under the Amended and Restated Agreement and Declaration of Trust (the "Trust Agreement"), dated May 15, 2002, as amended, the Board of Trustees (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.


     The Trust was originally organized on January 24, 1977 as a Maryland corporation and had no operations prior to November 10, 1980. The Trust reorganized as a Commonwealth of Massachusetts business trust on December 31, 1986. The Trust was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993. On November 24, 2003, the Portfolio succeeded to the assets and assumed the liabilities of Liquid Assets Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Maryland corporation ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to November 24, 2003 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof).

SHARES OF BENEFICIAL INTEREST

     Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.


     The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate portfolio. These assets constitute the underlying assets of each portfolio, are segregated on the portfolio's books of account, and are charged with the expenses of such portfolio and its respective classes. Each portfolio allocates any general expenses of the Trust not readily identifiable as belonging to a particular portfolio by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.


     Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share and is entitled to such dividends and distributions out of the income belonging to such portfolio as are declared by the Board. Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio each offers seven separate classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class. Cash Assets Portfolio offers one class of shares, Institutional Class. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable portfolio allocable to such class available for distribution after satisfaction of outstanding liabilities of the portfolio allocable to such class.

     All classes of shares of each portfolio have identical voting, dividend, liquidation and other rights on the same terms and conditions except that each class of shares has different shareholder qualifications, bears differing class-specific expenses, and has exclusive voting rights on matters pertaining to that class' distribution plan, if any.


     Except as specifically noted above, shareholders of each portfolio are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a portfolio. However, on matters affecting an individual portfolio or class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but that requires a separate vote of another portfolio or class. An example of a matter that would be voted on separately by shareholders of each portfolio is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each portfolio are fully paid and nonassessable, have no preemptive, conversion or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

     Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a portfolio for all losses and expenses of any shareholder of such portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a portfolio is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

     The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

     SHARE CERTIFICATES. Shareholders of the portfolios do not have the right to demand or require the Trust to issue share certificates, although the Trust in its sole discretion may issue them.

           DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

CLASSIFICATION

     The Trust is an open-end management investment company. The Portfolio is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS


     The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds--Registered Trademark--. The table has been marked to indicate those securities and investment techniques that AIM may use to manage the Portfolio. The Portfolio may not use all of these techniques at any one time. The Portfolio's transactions in a particular security or use of a particular technique is subject to limitations imposed by the Portfolio's investment objective, policies and restrictions described in the Portfolio's Prospectuses and/or this Statement of Additional Information, as well as federal securities laws. The Portfolio's investment objective, policies, strategies and practices are non-fundamental. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Portfolio utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Portfolio's Prospectuses; where a particular type of security or investment technique is not discussed in the Portfolio's Prospectuses, that security or investment technique is not a principal investment strategy.

                          SHORT-TERM INVESTMENTS TRUST
                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

------------------------------------------------------------------------------------------------------------
    SECURITY/INVESTMENT TECHNIQUE                                                    LIQUID ASSETS PORTFOLIO
    -----------------------------                                                    -----------------------
------------------------------------------------------------------------------------------------------------
                                             EQUITY INVESTMENTS
------------------------------------------------------------------------------------------------------------
 Common Stock
------------------------------------------------------------------------------------------------------------
 Preferred Stock
------------------------------------------------------------------------------------------------------------
 Convertible Securities
------------------------------------------------------------------------------------------------------------
 Alternative Equity Securities
------------------------------------------------------------------------------------------------------------
                                            FOREIGN INVESTMENTS
------------------------------------------------------------------------------------------------------------
 Foreign Securities                                                                             X
------------------------------------------------------------------------------------------------------------
 Foreign Government Obligations                                                                 X
------------------------------------------------------------------------------------------------------------
 Foreign Exchange Transactions
------------------------------------------------------------------------------------------------------------
                                              DEBT INVESTMENTS
------------------------------------------------------------------------------------------------------------
 U.S. Government Obligations                                                                    X
------------------------------------------------------------------------------------------------------------
 Rule 2a-7 Requirements                                                                         X
------------------------------------------------------------------------------------------------------------
 Mortgage-Backed and Asset-Backed
 Securities
------------------------------------------------------------------------------------------------------------
 Collateralized Mortgage Obligations
------------------------------------------------------------------------------------------------------------
 Bank Instruments                                                                               X
------------------------------------------------------------------------------------------------------------
 Commercial Instruments                                                                         X
------------------------------------------------------------------------------------------------------------
 Participation Interests                                                                        X
------------------------------------------------------------------------------------------------------------
 Municipal Securities                                                                           X
------------------------------------------------------------------------------------------------------------
 Municipal Lease Obligations
------------------------------------------------------------------------------------------------------------
 Other Debt Obligations                                                                         X
------------------------------------------------------------------------------------------------------------
 Junk Bonds
------------------------------------------------------------------------------------------------------------
 Liquid Assets
------------------------------------------------------------------------------------------------------------
                                             OTHER INVESTMENTS
------------------------------------------------------------------------------------------------------------
 REITs
------------------------------------------------------------------------------------------------------------
 Other Investment Companies                                                                     X
------------------------------------------------------------------------------------------------------------
 Defaulted Securities
------------------------------------------------------------------------------------------------------------
 Municipal Forward Contracts
------------------------------------------------------------------------------------------------------------
 Variable or Floating Rate
 Instruments                                                                                    X
------------------------------------------------------------------------------------------------------------
 Indexed Securities
------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST
                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

------------------------------------------------------------------------------------------------------------
    SECURITY/INVESTMENT TECHNIQUE                                                    LIQUID ASSETS PORTFOLIO
    -----------------------------                                                    -----------------------
------------------------------------------------------------------------------------------------------------
 Zero-Coupon and Pay-in-Kind
 Securities
------------------------------------------------------------------------------------------------------------
 Synthetic Municipal Instruments
------------------------------------------------------------------------------------------------------------
                                           INVESTMENT TECHNIQUES
------------------------------------------------------------------------------------------------------------
 Delayed Delivery Transactions                                                                  X
------------------------------------------------------------------------------------------------------------
 When-Issued Securities                                                                         X
------------------------------------------------------------------------------------------------------------
 Short Sales
------------------------------------------------------------------------------------------------------------
 Margin Transactions
------------------------------------------------------------------------------------------------------------
 Swap Agreements
------------------------------------------------------------------------------------------------------------
 Interfund Loans                                                                                X
------------------------------------------------------------------------------------------------------------
 Borrowing                                                                                      X
------------------------------------------------------------------------------------------------------------
 Lending Portfolio Securities
------------------------------------------------------------------------------------------------------------
 Repurchase Agreements                                                                          X
------------------------------------------------------------------------------------------------------------
 Reverse Repurchase Agreements                                                                  X
------------------------------------------------------------------------------------------------------------
 Dollar Rolls
------------------------------------------------------------------------------------------------------------
 Illiquid Securities                                                                            X
------------------------------------------------------------------------------------------------------------
 Rule 144A Securities                                                                           X
------------------------------------------------------------------------------------------------------------
 Unseasoned Issuers
------------------------------------------------------------------------------------------------------------
 Portfolio Transactions
------------------------------------------------------------------------------------------------------------
 Sale of Money Market Securities                                                                X
------------------------------------------------------------------------------------------------------------
 Standby Commitments
------------------------------------------------------------------------------------------------------------
                                                DERIVATIVES
------------------------------------------------------------------------------------------------------------
 Equity-Linked Derivatives
------------------------------------------------------------------------------------------------------------
 Put Options
------------------------------------------------------------------------------------------------------------
 Call Options
------------------------------------------------------------------------------------------------------------
 Straddles
------------------------------------------------------------------------------------------------------------
 Warrants
------------------------------------------------------------------------------------------------------------
 Futures Contracts and Options on
 Futures Contracts
------------------------------------------------------------------------------------------------------------
 Forward Currency Contracts
------------------------------------------------------------------------------------------------------------
 Cover
------------------------------------------------------------------------------------------------------------

Foreign Investments

     FOREIGN SECURITIES. Foreign securities are debt securities issued by entities outside the United States. The Portfolio may invest up to 100% of its total assets in obligations issued by banks. While the Portfolio will limit its investments in foreign securities to U.S. dollar-denominated obligations, it may invest in foreign obligations, Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks, including time deposits.

     Investments by the Portfolio in foreign securities, although denominated in U.S. dollars, may entail all of the risks set forth below.

     Political and Economic Risk. The economies of many of the countries in which the Portfolio may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of portfolios or other assets could also adversely affect the value of the Portfolio's investments.

     Regulatory Risk. Income from foreign securities owned by the Portfolio may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Portfolio's shareholders.

     Market Risk. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign brokers and issuers which may make it difficult to enforce contractual obligations.

     FOREIGN GOVERNMENT OBLIGATIONS. These are U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by AIM to be of comparable quality to the other obligations in which the Portfolio may invest. These obligations are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies, or instrumentalities, that issue them. Such securities also include debt obligations of supranational entities. Such debt obligations are ordinarily backed by the full faith and credit of the entities that issue them. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples of supranational entities include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Portfolio's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

Debt Investments

     U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.


     RULE 2a-7 REQUIREMENTS. Money market instruments in which the Portfolio will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by AIM (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from an NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from an NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO.


     The Portfolio will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by the NRSRO, or if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.


     BANK INSTRUMENTS. The Portfolio may invest in certificates of deposits, time deposits, and bankers' acceptances from U.S. or foreign banks. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

     The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks. Accordingly, an investment in the Portfolio may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits and the possible imposition of foreign country withholding taxes on interest income.

     COMMERCIAL INSTRUMENTS. The Portfolio intends to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

     PARTICIPATION INTERESTS. The Portfolio may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company (the "Borrower"). Instead, the Portfolio will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Portfolio's rights against the Borrower and for the receipt and processing of payments due to the Portfolio under the loans. The Portfolio is thus subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Portfolio considers participation interests to be illiquid and therefore subject to the Portfolio's percentage limitation for investments in illiquid securities.

     MUNICIPAL SECURITIES. Municipal securities include debt obligations of states, territories or possessions of the United States and District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.

     OTHER DEBT OBLIGATIONS. The Portfolio may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, and U.S. dollar-denominated obligations of foreign issuers. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of the Portfolio, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's

(a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

     Descriptions of debt securities ratings are found in Appendix A.

Other Investments

     OTHER INVESTMENT COMPANIES. With respect to the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Portfolio.

     The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) the Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies.

     VARIABLE OR FLOATING RATE INSTRUMENTS. The Portfolio may invest in Eligible Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations.

Investment Techniques

     DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by the Portfolio to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Portfolio may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date.

     Investment in securities on a delayed delivery basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Portfolio will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

     The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio will not sell or otherwise transfer the delayed delivery securities prior to settlement.

     WHEN-ISSUED SECURITIES. The Portfolio may purchase securities on a "when-issued" basis. When-issued securities are securities that have been announced but not yet auctioned. The payment obligation and yield that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

     Investment in securities on a when-issued basis may increase a Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment. The Portfolio will employ techniques designed to reduce such risks. If the Portfolio purchases a when-issued security, the Portfolio will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Portfolio's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.


     INTERFUND LOANS. The Portfolio may lend uninvested cash up to 15% of its net assets to other funds advised by AIM (the "AIM Funds") and it may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, the Portfolio cannot make any additional investments. If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, it will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions.


     BORROWING. The Portfolio may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling portfolio securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Portfolio's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

     REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. The Portfolio may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis. Repurchase transactions are limited to a term of 365 days or less.

     If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. Repurchase agreements are considered loans by the Portfolio under the 1940 Act.

     REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by the Portfolio to financial institutions such as banks and broker-dealers, with an agreement that the Portfolio will repurchase the securities at an agreed upon price and date. The Portfolio may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions;
(ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, the Portfolio will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Portfolio may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Portfolio is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by the Portfolio under the 1940 Act.


     ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.


     The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

     RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Portfolio, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Portfolio's restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers,
(iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review the Portfolio's holdings of illiquid securities to determine what, if any, action is required to assure that the Portfolio complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of the Portfolio's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


     SALE OF MONEY MARKET SECURITIES. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity. However, AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure. AIM may also dispose of any portfolio securities prior to maturity to meet redemption requests, and as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

PORTFOLIO POLICIES

     FUNDAMENTAL RESTRICTIONS. The Portfolio is subject to the following investment restrictions, which may be changed only by a vote of the lesser of
(i) 67% or more of the Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Portfolio.

          (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the 1933 Act.

          (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments; or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

          (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

          (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

          (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

          (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.


     The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which AIM must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.


     NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to the Portfolio. They may be changed without approval of the Portfolio's voting securities.

          (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

          (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets or when any borrowings from an AIM Advised Fund are outstanding.

          (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

          (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

          (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

          (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Portfolio currently may not invest in any security (including futures contracts or options thereon) that are secured by physical commodities.

TEMPORARY DEFENSIVE POSITION

     In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold all or a portion of its assets in cash or cash equivalents.

                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES


     The overall management of the business and affairs of the Portfolio and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of the Portfolio, and persons or companies furnishing services to the Portfolio. The day-to-day operations of the Portfolio are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the Portfolio and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.


MANAGEMENT INFORMATION

     The trustees and officers of the Trust and their principal occupations during at least the last five years and certain other information concerning them is set forth in Appendix B.


     The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Committee Relating to Market Timing issues.



     The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward
K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by the Portfolio (including monitoring the independence, qualifications and performance of such auditors and resolution of disagreements between the Portfolio's management and the auditors regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other audit, review or attest services; (ii) overseeing the financial reporting process of the Portfolio; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy and integrity of the financial statements and asset valuation; (iv) assisting the Board's oversight of the Portfolio's compliance with legal and regulatory requirements that related to the Portfolio's accounting and financial reporting, internal control over financial reporting and independent audits; (v) to the extent required by
Section 10A of the Securities Exchange Act of 1934, pre-approving all permissible non-audit services provided to the Portfolio by its independent auditors; (vi) pre-approving, in accordance with Item 2.01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Portfolio's independent auditors to the Portfolio's investment advisor and certain other affiliated entities; and (vii) to the extent required by Regulation 14A, preparing an audit committee report for inclusion in the Portfolio's annual proxy statement. During the fiscal year ended August 31, 2004, the Audit Committee held eight meetings.



     The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Dunn. The Compliance Committee is responsible for: (i) recommending to the Board and the dis-interested trustees the appointment, compensation and removal of the Portfolio's Chief Compliance Officer; (ii) recommending to the dis-interested trustees the appointment, compensation and removal of the Portfolio's Senior Officer appointed pursuant to the terms of an Assurance of Discontinuance from the New York Attorney General that is applicable to AIM and/or INVESCO Funds Group, Inc. (the "Advisors") (the "Senior Officer"); (iii) recommending to the dis-interested trustees the appointment and removal of the Advisors' independent Compliance Consultant appointed pursuant to the terms of the Securities and Exchange Commission's Order Instituting Administrative Proceedings (the "SEC Order") applicable to the Advisors (the "Compliance Consultant"); (iv) receiving all reports from the Chief Compliance Officer, the Senior Officer and the Compliance Consultant that are delivered between meetings of the Board and that are otherwise not required to be provided to the full Board or to all of the dis-interested trustees; (v) overseeing all reports on compliance matters from the Chief Compliance Officer, the Senior Officer and the Compliance

Consultant, and overseeing all reports from the third party retained by the Advisors to conduct the periodic compliance review required by the terms of the SEC Order that are required to be provided to the full Board; (vi) overseeing all of the compliance policies and procedures of the Portfolio and its service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (vii) risk management oversight with respect to the Portfolio and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC that are applicable to the Portfolio or its service providers; and (viii) overseeing potential conflicts of interest that are reported to the Committee by the Advisors, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended August 31, 2004, the Compliance Committee did not meet.



     The members of the Governance Committee are Messrs. Bayley, Crockett, Dowden (Chair), and Jack M. Fields (Vice Chair), Gerald J. Lewis and Louis S. Sklar. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Trust for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Trust at meetings called for the election of trustees; (ii) nominating persons for appointment as members of each committee of the Board, including, without limitation, the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for appointment as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee and the Compliance Committee of the Trust.



     The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended August 31, 2004, the Governance Committee held seven meetings.



     Notice procedures set forth in the Trust's bylaws require that any shareholder of a Portfolio desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.



     The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Dunn, Fields, Lewis, Pennock, Sklar and Soll, and Carl Frischling, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration. During the fiscal year ended August 31, 2004, the Investments Committee held five meetings.



     The members of the Valuation Committee are Messrs. Dunn, Pennock (Chair) and Soll, and Miss Quigley (Vice Chair). The Valuation Committee is responsible for addressing issues requiring action by the Board in the valuation of the Portfolio's portfolio securities that arise during periods between meetings of the Board. During periods between meetings of the Board, the Valuation
Committee: (i) receives the reports of AIM's internal valuation committee requesting pre-approval or approval of any changes to pricing vendors or pricing methodologies as required by AIM's Procedures for Valuing Securities (Pricing Procedures) (the "Procedures"), and approves changes to pricing vendors and pricing methodologies as provided in the Procedures; (ii) upon request of AIM, assists AIM's internal valuation committee in resolving particular fair valuation issues; and (iii) receives reports on non-standard price changes on private equities. During the fiscal year ended August 31, 2004, the Valuation Committee did not meet.



     The members of the Special Committee Relating to Market Timing issues are Messrs. Crockett, Dowden, Dunn, and Lewis (Chair). The purpose of the Special Committee Relating to Market Timing Issues is to remain informed on matters relating to alleged excessive short term trading in shares of the Portfolio ("market timing") and to provide guidance to special counsel for the independent trustees on market timing issues and related matters between meetings of the independent trustees. During the fiscal year ended August 31, 2004, the Special Committee Relating to Market Timing issues held seven meetings.

Trustee Ownership of Portfolio Shares


     The dollar range of equity securities beneficially owned by each trustee
(i) in the Portfolio and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.

Factors Considered in Approving the Investment Advisory Agreement


     The advisory agreement with AIM (the "Advisory Agreement") was approved for the Portfolio by the Trust's Board at a meeting held on June 7-9, 2004. In evaluating the fairness and reasonableness of the Advisory Agreement, the Board considered a variety of factors for the Portfolio, including: the requirements of the Portfolio for investment supervisory and administrative services; the quality of AIM's services, including a review of the Portfolio's investment performance, if applicable, and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by the Portfolio as a percentage of its assets and in relationship to contractual limitations; any fee waivers (or payments of Portfolio expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to the Portfolio, including soft dollar arrangements, and the extent to which the Portfolio shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between the Portfolio and AIM.



     After consideration of these factors, the Board found that with respect to the Portfolio: (i) the services provided the Portfolio and its shareholders were adequate; (ii) the Advisory Agreement was fair and reasonable under the circumstances; and (iii) the fees payable under the Advisory Agreement would have been obtained through arm's length negotiations. The Board therefore concluded that the Portfolio's Advisory Agreement was in the best interests of the Portfolio and its shareholders and approved the Advisory Agreement.


COMPENSATION


     Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, which consists of an annual retainer component and a meeting fee component.



     Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2003 is found in Appendix C.


Retirement Plan For Trustees

     The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

     The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.


     Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefit will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lessor of (i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.


Deferred Compensation Agreements

     Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more of the AIM Funds selected by the Deferring Trustees. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustees' retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.


CODES OF ETHICS

     AIM, the Trust and Fund Management Company ("FMC") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by the Portfolio, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.

PROXY VOTING POLICIES


     The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Portfolio to AIM, the Portfolio's investment advisor. AIM will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix D.



     Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of the Portfolio's proxy voting record.



     Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 months ended June 30, 2004 is available at our Web site, http://www.AIMinvestments.com. This information is also available at the SEC Web site, http://www.sec.gov.


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     Information about the ownership of each class of each portfolio's shares by beneficial or record owners of such portfolio and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a portfolio is presumed to "control" that portfolio.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR


     AIM, the Portfolio's investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the trustees and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

     As investment advisor, AIM supervises all aspects of the Portfolio's operations and provides investment advisory services to the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio.

     AIM is also responsible for furnishing to the Portfolio, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Portfolio, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Portfolio accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

     The Master Investment Advisory Agreement provides that the Portfolio will pay or cause to be paid all expenses of the Portfolio not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to Trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Portfolio in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Portfolio's shareholders.

     AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.


     Pursuant to the Master Investment Advisory Agreement with the Trust, AIM receives a monthly fee from the Portfolio calculated at the following annual rates, based on the average daily net assets of the Portfolio during the year:


       FUND NAME              NET ASSETS              ANNUAL RATE
       ---------              ----------              -----------
Liquid Assets Portfolio       All Assets                 0.15%

     AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio.


     AIM has voluntarily agreed to waive a portion of advisory fees payable by the Portfolio. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Portfolio's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "Description of the Portfolio and its Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investments Companies."


     The management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio for the last three fiscal years ended August 31 are found in Appendix F.


MARKETING SUPPORT AND ADMINISTRATIVE SUPPORT PAYMENTS



     AIM, FMC, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that sell shares of the Portfolio or provide promotional and/or sales support services and activities on behalf of AIM and FMC with respect to the Portfolio ("marketing support payments"). Financial intermediaries receiving marketing support payments may agree to provide a variety of services and activities that benefit AIM and its affiliates, such as including the Portfolio on a preferred or select sales list or in other sales programs, providing access to the financial intermediaries' registered representatives, providing assistance in training and education of personnel, providing marketing support, and other specified services. To the extent that financial intermediaries who receive marketing support payments sell more shares of the Portfolio or cause their customers to retain their investment in the Portfolio, AIM benefits from advisory fees it is paid with respect to those assets. In addition, AIM, FMC, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that provide administrative services to their customers that AIM or its affiliates otherwise would typically provide ("administrative support payments"). These administrative support payments may be made for recordkeeping, sub-accounting, sub-transfer agency, shareholder processing and similar services. Marketing support payments and administrative support payments, which may be different for different financial intermediaries, may be based on such factors as the average daily net assets of the Portfolio attributable to a financial intermediary over a particular period or a fixed dollar amount. These payments are in addition to any Rule 12b-1 fees and other fees paid by the Portfolio. AIM, FMC, and their affiliates determine these payments in their discretion in response to requests from financial intermediaries, based on factors they deem relevant. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Portfolio to its customers. Please contact your financial advisor for details about any payments they or their firm may receive in connection with the sale of Portfolio shares or the provision of services to the Portfolio.


SERVICE AGREEMENTS


     ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Portfolio which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Portfolio reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.


     Administrative services fees paid to AIM by the Portfolio for the last three fiscal years ended August 31 are found in Appendix G.

OTHER SERVICE PROVIDERS


     TRANSFER AGENT. AIM Investment Services, Inc. (formerly, A I M Fund Services, Inc.) ("AIS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Portfolio.



     The Transfer Agency and Service Agreement between the Trust and AIS provides that AIS will perform certain shareholder services for the Portfolio. The Transfer Agency and Service Agreement provides that AIS will receive an asset based fee plus certain out-of-pocket expenses. AIS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



     SUB-ACCOUNTING. The Trust and FMC have arranged for AIS or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Trust or FMC for these sub-accounting services. In addition, shareholders utilizing AIM LINK(R) may receive sub-accounting services.



     CUSTODIAN. The Bank of New York ("Custodian"), 2 Hanson Place, Brooklyn, New York 11217-1431, is custodian of all securities and cash of the Portfolio.


     Under its contract with the Trust, the Custodian maintains the portfolio securities of the Portfolio, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the Portfolio and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.


     AUDITORS. Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, the Portfolio's independent public accountants, are responsible for auditing the financial statements of the Portfolio. The Board has selected PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002 as the independent public accountants of the Portfolio for the fiscal year ending August 31, 2005.


     COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

     AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate or spread (as applicable). While AIM seeks reasonable competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Brokerage Selection" below.

     Some of the securities in which the Portfolio invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.

     The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

     Brokerage commissions, if any, paid by the Portfolio for the last three fiscal years ended August 31 are found in Appendix H.

COMMISSIONS

     During the last three fiscal years ended August 31, the Portfolio did not pay brokerage commissions to brokers affiliated with the Portfolio, AIM, FMC, or any affiliates of such entities.


     The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio, provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund or account provided the Portfolio follows procedures adopted by the Boards of Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.


BROKERAGE SELECTION

     Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Portfolio may pay a broker higher commissions than those available from another broker.

     Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.


     The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to provide a more in-depth analysis of a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.


     In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.


     AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. Portfolio transactions also may be effected through broker-dealers that recommend the Portfolio to their clients, or that act as agent in the purchase of the Portfolio's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.


DIRECTED BROKERAGE (RESEARCH SERVICES)


     Directed brokerage (research services) paid by the Portfolio during the last fiscal year ended August 31, 2004 are found in Appendix I.


REGULAR BROKERS OR DEALERS


     Information concerning the Portfolio's acquisition of securities of its regular broker or dealers during the last fiscal year ended August 31, 2004 is found in Appendix I.


ALLOCATION OF PORTFOLIO TRANSACTIONS

     AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

     Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse affect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES


     Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to AIS at P.O. Box 0843, Houston, Texas 77001-0843. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AIS.



     Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AIS all required information and documentation with respect to the investor. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolio for any overdraft charges incurred.



     A financial intermediary may submit a written request to AIS for correction of transactions involving Portfolio shares. If AIS agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Portfolio for any resulting loss.


     An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Portfolio, except through the reinvestment of distributions.


     Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. Any changes to wire instructions must be submitted to AIS in writing. AIS may request additional documentation.



     AIS may request that an intermediary maintain separate master accounts in the Portfolio for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.


     Additional information regarding purchases and redemptions is located in each class' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."


AUTHORIZED AGENTS



     AIS and FMC may authorize agents to accept purchase and redemption orders that are in good form on behalf of the AIM Funds. In certain cases, these authorized agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Portfolio's behalf. The Portfolio will be deemed to have received the purchase or redemption order when the Portfolio's authorized agent or its designee accepts the order. The order will be priced at the net asset value next determined after the order is accepted by the Portfolio's authorized or its designee.


OFFERING PRICE

     The offering price per share of the Portfolio is $1.00. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Calculation of Net Asset Value


     The price of each of the Portfolio's shares is the Portfolio's net asset value per share. The Portfolio determines the net asset value of its shares six times on each business day. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Portfolios's custodian, are open for business. The Portfolio also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day. The Portfolio determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. The Portfolio declares dividends on settled shares at 5:30 p.m. Eastern Time. The Portfolio values portfolio securities on the basis of amortized cost, which approximates market value. The Portfolio reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

     For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the Portfolio, if any; (c) deducting the liabilities of the Portfolio; (d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at amortized cost as well as income accrued but not yet received.

     The Portfolio uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Portfolio's investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Portfolio of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

     The Portfolio may use the amortized cost method to determine its net asset value so long as the Portfolio does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Portfolio of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.


     The Board has established procedures designed to stabilize the Portfolio's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations. When available, market quotations are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share.


REDEMPTION IN KIND

     The Portfolio will not redeem shares representing an interest in the Portfolio in kind (i.e., by distributing its portfolio securities).

BACKUP WITHHOLDING

     Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

     Each AIM Fund and other payers, generally must withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Portfolio with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

     An investor is subject to backup withholding if:

          1. the investor fails to furnish a correct TIN to the Portfolio;

          2. the IRS notifies the Portfolio that the investor furnished an incorrect TIN;

          3. the investor or the Portfolio is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

          4. the investor fails to certify to the Portfolio that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

          5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

     Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

     Certain payees and payments are exempt from backup withholding and information reporting. AIM or AISI will not provide Form 1099 to those payees.

     Investors should contact the IRS if they have any questions concerning withholding.

     IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

     NON-RESIDENT ALIENS -- Non-resident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


     It is the present policy of the Portfolio to declare dividends on each business day and pay dividends monthly. It is the Portfolio's intention to distribute substantially all of its net investment income and realized net capital gains. The Portfolio does not expect to realize any long-term capital gains and losses.



     Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to AIS at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.


     All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, the shareholder may request that all dividends declared up to the date of redemption be paid to the shareholder along with the proceeds of the redemption. If no request is made, dividends will be paid on the next dividend date. Information concerning the amount of the dividends declared on any particular day will normally be available by 6:00 p.m. Eastern time on that day.

     The dividends accrued and paid for each class of shares of the Portfolio will consist of (a) income accrued and discounts earned less amortization of premiums, if any, for the portfolio to which such class relates, allocated based upon such class' pro rata share of the total shares outstanding which relate to such portfolio, less (b) Portfolio expenses accrued for the applicable dividend period attributable to such portfolio, such as custodian fees and accounting expenses, allocated based upon each such class' pro rata share of the net assets of such portfolio, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.


     Should the Trust incur or anticipate any unusual expense, loss or depreciation which would adversely affect the net asset value per share of the Portfolio or the net income per share of a class of the Portfolio for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio was reduced, or was anticipated to be reduced, below $1.00, the Board might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or in its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.


     QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.



     In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and (for Portfolio taxable years beginning after October 22, 2004) net income derived from certain publicly traded partnerships. (the "Income Requirement").



     In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, securities of certain publicly traded partnerships (for Portfolio taxable years beginning after October 22, 2004), and securities of other issuers, as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.



     If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders and will be included in the qualified dividend income of noncorporate shareholders.


     DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made an election to accrue market discount into income. If the Portfolio purchases a debt obligation that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

     EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.


     The Portfolio generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances the Portfolio may elect to pay a minimal amount of excise tax.



     PORTFOLIO DISTRIBUTIONS. The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations or be included in the qualified dividend income of noncorporate shareholders.



     The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for non-corporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.


     Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

     Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another portfolio). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

     SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum tax rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares, and any such loss will be disallowed to the extent of any dividends that were received within the six-month period. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

     BACKUP WITHHOLDING. The Portfolio may be required to withhold 28% of distributions and/or redemption payments. For more information refer to "Purchases, Redemption and Pricing of Shares -- Backup Withholding."

     FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a non-resident alien individual, foreign Company or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term and short-term capital gain and of certain types of interest income) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed net capital gain.



     As a consequence of the enactment of the American Jobs Creation Act of 2004, such a foreign shareholder will also generally be exempt from U.S. federal income tax on distributions that the Portfolio designates as "short-term capital gain dividends" or as "interest-related dividends" for Portfolio taxable years beginning after December 31, 2004 and before January 1, 2008. The aggregate amount that may be designated as short-term capital gain dividends for a Portfolio's taxable year is generally equal to the excess (if any) of the Portfolio's net short-term capital gain over its net long-term capital loss. The aggregate amount designated as interest-related dividends for any Portfolio taxable year is generally limited to the excess of the amount of "qualified interest income" of the Portfolio over allocable expenses. Qualified interest income is generally equal to the sum of a Portfolio's U.S.-source income that constitutes (1) bank deposit interest; (2) short-term original issue discount that is exempt from withholding tax; (3) interest on a debt obligation which is in registered form, unless it is earned on a debt obligation issued by a corporation or partnership in which the Portfolio holds a 10-percent ownership interest or its payment is contingent on certain events; and (4) interest-related dividends received from another regulated investment company.



     If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, short-term capital gain dividends, interest-related dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.



     In the case of foreign non-corporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of their foreign status.


     Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.


     Transfers by gift of shares of the Portfolio by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. Estates of decedents dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of a Portfolio's shares attributable to "qualifying assets" held by the Portfolio at the end of the quarter immediately preceding the decedent's death (or such other time as the Internal Revenue Service may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of a Portfolio's assets that constituted qualifying assets at the end of each quarter of its taxable year.


     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.


     EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


     Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Trust.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLAN

     The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class (the "Plan"). The Portfolio, pursuant to the Plan, pays FMC compensation at the annual rate, shown immediately below, of the Portfolio's average daily net assets.


CLASS                                         ANNUAL RATE
  Cash Management Class                          0.10%
  Personal Investment Class                      0.75%
  Private Investment Class                       0.50%
  Reserve Class                                  1.00%
  Resource Class                                 0.20%
  Sweep Class                                    0.25%

     The Plan compensates FMC for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Portfolio. Such activities include, but are not limited to the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Plan.

     Amounts payable by the Portfolio under the Plan need not be directly related to the expenses actually incurred by FMC on behalf of the Portfolio. The Plan does not obligate the Portfolio to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan. Thus, even if FMC's actual expenses exceed the fee payable to FMC at any given time, the Portfolio will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

     FMC may from time to time waive or reduce any portion of its 12b-1 fee for Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class or Sweep Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Trust.

     The Portfolio may pay a service fee of up to 0.25% of the average daily net assets of the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class to selected dealers, banks and financial institutions or their affiliates, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Portfolio. Under the terms of a shareholder service agreement, such personal shareholder services include (i) answering customer inquiries regarding the shares of these classes and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment of customer cash account balances in the shares of these classes; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Trust may request on behalf of the shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation.

     Under a Shareholder Service Agreement, the Portfolio agrees to pay periodically fees to selected dealers, banks and other financial institutions or their affiliates who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Portfolio during such period at the annual rate specified in each agreement based on the average daily net asset value of the Portfolio shares purchased. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Portfolio shares are held.

     Selected dealers and other institutions entitled to receive compensation for selling Portfolio shares may receive different compensation for selling shares of one particular class over another. Under the Plan, certain financial institutions which have entered into service agreements and which sell shares of the Portfolio on an agency basis, may receive payments from the Portfolio pursuant to the Plan. FMC does not act as principal, but rather as agent for the Portfolio, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plan. These payments are an obligation of the Portfolio and not of FMC.

     Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").


     See Appendix J for a list of the amounts paid by each class of shares of the Portfolio to FMC pursuant to the Plan for the year, or period, ended August 31, 2004 and Appendix K for an estimate by category of the allocation of actual fees paid by each class of shares of the Portfolio pursuant to the Plan for the year, or period, ended August 31, 2004.



     As required by Rule 12b-1, the Plan and related form of Shareholder Service Agreement was approved by the Board, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Trustees"). In approving the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class of the Portfolio and its respective shareholders.


     The anticipated benefits that may result from the Plan with respect to the applicable classes of the Portfolio and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio.


     Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board, including a majority of the Rule 12b-1 Trustees. The Plan may be terminated as to the Portfolio or any class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.


     Any change in the Plan that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

DISTRIBUTOR

     The Trust has entered into a master distribution agreement relating to the Portfolio (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which FMC acts as the distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P.O. Box 4497, Houston, Texas 77210-4497. Certain trustees and officers of the Trust are affiliated with FMC. See "Management of the Trust."

     The Distribution Agreement provides FMC with the exclusive right to distribute the shares of each class of the Portfolio on a continuous basis directly and through other broker dealers with whom FMC has entered into selected dealer agreements. FMC has not undertaken to sell any specified number of shares of any classes of the Portfolio. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Company and the costs of preparing and distributing any other supplemental sales literature.

     The Trust (on behalf of any class of the Portfolio) or FMC may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

     FMC may, from time to time at its expense, pay a fee to broker-dealers, banks or other financial institutions for operations and/or marketing support, including support for distribution programs or platforms. Such fees will not impose additional expenses on a class, nor will they change the price paid by investors for the purchase of the applicable classes' shares or the amount that any particular class will receive as proceeds from such sales.

                              BANKING REGULATIONS

     On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. Generally this Act removed the regulatory barriers previously established among banks and bank holding companies, insurance companies, and broker-dealers. Various provisions of this Act became effective immediately, while others were phased in after enactment.

     Among the various regulatory changes imposed by the Gramm-Leach-Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. The revised definition of "broker" removes an exclusion from broker registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, a bank may offer participation in "sweep programs" without registering as a broker under the new regulations. As of the date of this Statement of Additional Information, the SEC is not requiring compliance with the provisions of the Gramm-Leach-Bliley Act related to the definition of broker. Once the SEC begins to enforce these provisions of the Act (and any rules or regulations related thereto), banks may be required to reassess their activities to determine whether registration as a broker is appropriate.

                        CALCULATION OF PERFORMANCE DATA

     Although performance data may be useful to prospective investors when comparing the Portfolio's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by the Portfolio.

Yield Quotations

     Yield is a function of the type and quality of the Portfolio's investments, the maturity of the securities held in the Portfolio and the operating expense ratio of the Portfolio. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

     Income calculated for purposes of calculating the Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Portfolio may differ from the rate of distributions from the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

     The standard formula for calculating annualized yield for the Portfolio is as follows:

        Y  =   (V(1) - V(0))       X           365
                 ---------                     ----
                    V(0)                        7

Where  Y    =    annualized yield.
       V(0) =    the value of a hypothetical pre-existing account in the
                 Portfolio having a balance of one share at the beginning of a stated seven-day period.
       V(1) =    the value of such an account at the end of the stated
                 period.

     The standard formula for calculating effective annualized yield for the Portfolio is as follows:

       EY   =    (Y + 1)(365/7) -1
Where  EY   =    effective annualized yield.
       Y    =    annualized yield, as determined above.

     The yield for each class of the Portfolio is found in Appendix L.

Performance Information

     From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Portfolio's yield and total return.

     The performance of the Portfolio will vary from time to time and past results are not necessarily indicative of future results.

     Yield figures for the Portfolio is neither fixed nor guaranteed. The Portfolio may provide performance information in reports, sales literature and advertisements. The Portfolio may also, from time to time, quote information about the Portfolio published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Portfolio. The following is a list of such publications or media entities:

           ABA Banking Journal                       Institutional Investor
             American Banker                         Pensions & Investments
               CFO Magazine                        Treasury & Risk Management

     The Portfolio may also compare its performance to performance data of similar mutual funds as published by the following services:

            Bank Rate Monitor                         Money Fund Averages
                Bloomberg                       Mutual Fund Values (Morningstar)
                Donoghue's                                  Stanger
             iMoney Net, Inc.                               TeleRate
               Lipper, Inc.                               Weisenberger

     The Portfolio's performance may also be compared in advertising to the performance of comparative benchmarks such as the following: Consumer Price Index, Lehman Municipal Bond Fund Index and Standard & Poor's 500 Stock Index.

     The Portfolio may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

     Overnight -- 30 day Treasury Repurchase Agreements
     90 day Treasury Bills
     90 -- 180 day Commercial Paper

     Advertising for the Portfolio may from time to time include discussions of general economic conditions and interest rates. Advertising for the Portfolio may also include references to the use of the Portfolio as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Portfolio may disclose: (i) the largest holdings in the Portfolio's portfolio; (ii) certain selling group members; and/or (iii) certain institutional shareholders.

     From time to time, the Portfolio's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.


                  REGULATORY INQUIRIES AND PENDING LITIGATION



     The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.



     As described in the prospectuses for the AIM Funds, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, and A I M Advisors, Inc. ("AIM"), the investment advisor to the AIM Funds, reached final settlements with the

Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.



     In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future. This statement of additional information will be supplemented periodically to disclose any such additional regulatory actions, civil lawsuits and/or regulatory inquiries.



Ongoing Regulatory Inquiries Concerning IFG and AIM



     IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG.



     AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds.



Private Civil Actions Alleging Market Timing



     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix M-1.



     All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix M-1. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. This lawsuit is identified in Appendix M-1.



Private Civil Actions Alleging Improper Use of Fair Value Pricing



     Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix M-2.



Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees



     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix M-3.



Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes



     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix M-4.



Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements



     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix M-5.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

     The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

     Moody's corporate ratings areas follows:

          AAA: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          AA: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

          A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          BAA: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          BA: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          CAA: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          CA: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

     Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

     PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

     Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

     Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

     Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

     Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

     AAA: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     AA: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     BAA: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     BA: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     CAA: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     CA: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

     In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

     In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

     The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

     MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

     Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

     MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

     MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

          STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

     Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

     S&P describes its ratings for corporate and municipal bonds as follows:

          AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

          AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

          A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

          BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          NR:  Not Rated.

                                S&P DUAL RATINGS

     S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     These categories are as follows:

          A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

          A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          B: Issues rated "B" are regarded as having only speculative capacity for timely payment.

          C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          D: Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

     An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

     Note rating symbols are as follows:

          SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

          SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          SP-3:  Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

     Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

     Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term "AAA" - "BBB" categories; Short-term
"F1" - "F3") indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term "BB" - "D"; Short-term "B" - "D") either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on "AAA" rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for "BBB" rated bonds was 0.35%, and for "B" rated bonds, 3.0%.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

     The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

     Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

     A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

     NR:  Indicates that Fitch does not rate the specific issue.

     WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

     RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

     BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

     B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

     CC:  Default of some kind appears probable.

     C:  Bonds are in imminent default in payment of interest or principal.

     DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                        FITCH SHORT-TERM CREDIT RATINGS

     The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

     F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

     F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

     B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B

                             TRUSTEES AND OFFICERS

                             As of August 31, 2004



     The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.



-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                          OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                      DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------
  INTERESTED PERSON
 ----------------------------------------------------------------------------------------------------------------
  ROBERT H. GRAHAM(1) -- 1946         1977        Director and Chairman, A I M Management       None
  Trustee and President                           Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman of AMVESCAP
                                                  PLC -- AIM DIVISION (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc., (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
 ----------------------------------------------------------------------------------------------------------------
  MARK H. WILLIAMSON(2) -- 1951       2003        Director, President and Chief Executive       None
  Trustee and Executive Vice                      Officer, A I M Management Group Inc.
  President                                       (financial services holding company);
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director, A I M Capital
                                                  Management, Inc. (registered investment
                                                  advisor) and A I M Distributors, Inc.
                                                  (registered broker dealer); Director and
                                                  Chairman, AIM Investment Services, Inc.
                                                  (registered transfer agent), Fund
                                                  Management Company (registered broker
                                                  dealer) and INVESCO Distributors, Inc.
                                                  (registered broker dealer); and Chief
                                                  Executive Officer, AMVESCAP PLC -- AIM
                                                  Division (parent of AIM and a global
                                                  investment management firm)
                                                  Formerly: Director, Chairman, President and
                                                  Chief Executive Officer, INVESCO Funds
                                                  Group, Inc.; President and Chief Executive
                                                  Officer, INVESCO Distributors, Inc.; Chief
                                                  Executive Officer, AMVESCAP PLC -- Managed
                                                  Products; Chairman and Chief Executive
                                                  Officer of NationsBanc Advisors, Inc.; and
                                                  Chairman of NationsBanc Investments, Inc.
 ----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------


---------------


(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.



(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                          OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                      DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------
  INDEPENDENT TRUSTEES
 ----------------------------------------------------------------------------------------------------------------
  BRUCE L. CROCKETT(3) -- 1944        1993        Chairman, Crockett Technology Associates      ACE Limited
  Trustee and Chair                               (technology consulting company)               (insurance
                                                                                                company); and
                                                                                                Captaris, Inc.
                                                                                                (unified
                                                                                                messaging
                                                                                                provider)
 ----------------------------------------------------------------------------------------------------------------
  BOB R. BAKER -- 1936                2003        Retired                                       None
  Trustee
                                                  Formerly: President and Chief Executive
                                                  Officer, AMC Cancer Research Center; and
                                                  Chairman and Chief Executive Officer, First
                                                  Columbia Financial Corporation
 ----------------------------------------------------------------------------------------------------------------
  FRANK S. BAYLEY -- 1939             2001        Retired                                       Badgley Funds,
  Trustee                                                                                       Inc. (registered
                                                  Formerly: Partner, law firm of Baker &        investment
                                                  McKenzie                                      company)
 ----------------------------------------------------------------------------------------------------------------
  JAMES T. BUNCH -- 1942              2003        Co-President and Founder, Green, Manning &    None
  Trustee                                         Bunch Ltd., (investment banking firm); and
                                                  Director, Policy Studies, Inc. and Van
                                                  Gilder Insurance Corporation
 ----------------------------------------------------------------------------------------------------------------
  ALBERT R. DOWDEN -- 1941            2000        Director of a number of public and private    Cortland Trust,
  Trustee                                         business corporations, including the Boss     Inc. (Chairman)
                                                  Group, Ltd. (private investment and           (registered
                                                  management) and Magellan Insurance Company    investment
                                                  Formerly: Director, President and Chief       company); Annuity
                                                  Executive Officer, Volvo Group North          and Life Re
                                                  America, Inc.; Senior Vice President, AB      (Holdings), Ltd.
                                                  Volvo and director of various affiliated      (insurance
                                                  Volvo Group companies                         company)
 ----------------------------------------------------------------------------------------------------------------
  EDWARD K. DUNN, JR. -- 1935         1998        Retired                                       None
  Trustee
                                                  Formerly: Chairman, Mercantile Mortgage
                                                  Corp.; President and Chief Operating
                                                  Officer, Mercantile-Safe Deposit & Trust
                                                  Co.; and President, Mercantile Bankshares
                                                  Corp.
 ----------------------------------------------------------------------------------------------------------------
  JACK M. FIELDS -- 1952              1997        Chief Executive Officer, Twenty First         Administaff; and
  Trustee                                         Century Group, Inc. (government affairs       Discovery Global
                                                  company) and Texana Timber LP (sustainable    Education Fund
                                                  forestry company)                             (non-profit)
 ----------------------------------------------------------------------------------------------------------------
  CARL FRISCHLING -- 1937             1980        Partner, law firm of Kramer Levin Naftalis    Cortland Trust,
  Trustee                                         and Frankel LLP                               Inc. (registered
                                                                                                investment
                                                                                                company)
 ----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------


---------------


(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                          OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                      DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------
  INDEPENDENT TRUSTEES
 ----------------------------------------------------------------------------------------------------------------
  GERALD J. LEWIS -- 1933             2003        Chairman, Lawsuit Resolution Services (San    General Chemical
  Trustee                                         Diego, California)                            Group, Inc.
                                                  Formerly: Associate Justice of the
                                                  California Court of Appeals
 ----------------------------------------------------------------------------------------------------------------
  PREMA MATHAI-DAVIS -- 1950          1998        Formerly: Chief Executive Officer, YWCA of    None
  Trustee                                         the USA
 ----------------------------------------------------------------------------------------------------------------
  LEWIS F. PENNOCK -- 1942            1981        Partner, law firm of Pennock & Cooper         None
  Trustee
 ----------------------------------------------------------------------------------------------------------------
  RUTH H. QUIGLEY -- 1935             2001        Retired                                       None
  Trustee
 ----------------------------------------------------------------------------------------------------------------
  LOUIS S. SKLAR -- 1939              1989        Executive Vice President, Development and     None
  Trustee                                         Operations, Hines Interests Limited
                                                  Partnership (real estate development
                                                  company)
 ----------------------------------------------------------------------------------------------------------------
  LARRY SOLL -- 1942                  2003        Retired                                       None
  Trustee
 ----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                          OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                      DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------
  OTHER OFFICERS
 ----------------------------------------------------------------------------------------------------------------
  LISA O. BRINKLEY(4) -- 1959         2004        Senior Vice President, A I M Management       N/A
  Senior Vice President and                       Group Inc. (financial services holding
  Chief Compliance Officer                        company); Senior Vice President and Chief
                                                  Compliance Officer of A I M Advisors, Inc.;
                                                  Vice President and Chief Compliance Officer
                                                  of A I M Capital Management, Inc. and A I M
                                                  Distributors, Inc.; and Vice President of
                                                  AIM Investment Services Inc. and Fund
                                                  Management Company.
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware Investments
                                                  Family of Funds
 ----------------------------------------------------------------------------------------------------------------
  KEVIN M. CAROME -- 1956             2003        Director, Senior Vice President, Secretary    N/A
  Senior Vice President, Chief                    and General Counsel, A I M Management Group
  Legal Officer and Secretary                     Inc. (financial services holding company)
                                                  and A I M Advisors, Inc.; Director and Vice
                                                  President INVESCO Distributors, Inc.; Vice
                                                  President, A I M Capital Management, Inc.,
                                                  and AIM Investment Services, Inc.; and
                                                  Director, Vice President and General
                                                  Counsel, Fund Management Company; and
                                                  Senior Vice President, A I M Distributors,
                                                  Inc.
                                                  Formerly: Senior Vice President and General
                                                  Counsel, Liberty Financial Companies, Inc.;
                                                  Senior Vice President and General Counsel,
                                                  Liberty Funds Group, LLC; and Vice
                                                  President, A I M Distributors, Inc.
 ----------------------------------------------------------------------------------------------------------------
  STUART W. COCO -- 1955              2002        Managing Director and Director of Money       N/A
  Vice President                                  Market Research and Special Projects, A I M
                                                  Capital Management, Inc.; and Vice
                                                  President, A I M Advisors, Inc.
 ----------------------------------------------------------------------------------------------------------------
  SIDNEY M. DILGREN -- 1961           2004        Vice President and Fund Treasurer, A I M      N/A
  Vice President and Treasurer                    Advisors, Inc.
                                                  Formerly: Vice President, A I M
                                                  Distributors, Inc.; and Senior Vice
                                                  President, A I M Investment Services, Inc.
 ----------------------------------------------------------------------------------------------------------------
  KAREN DUNN KELLEY -- 1960           1989        Director of Cash Management Managing          N/A
  Vice President                                  Director and Chief Cash Management Officer,
                                                  A I M Capital Management, Inc.; Director
                                                  and President, Fund Management Company; and
                                                  Vice President, A I M Advisors, Inc.
                                                  Formerly: Director, A I M Management Group
                                                  Inc. and A I M Advisors, Inc.; and Director
                                                  and Chairman of A I M Capital Management,
                                                  Inc.
 ----------------------------------------------------------------------------------------------------------------
  EDGAR M. LARSEN -- 1940             2002        Executive Vice President, A I M Management    N/A
  Vice President                                  Group Inc.; Senior Vice President, A I M
                                                  Advisors, Inc.; and President, Director of
                                                  Investments, Chief Executive Officer and
                                                  Chief Investment Officer, A I M Capital
                                                  Management, Inc.
                                                  Formerly: Director of A I M Advisors, Inc.
 ----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------


---------------


(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance officer of the Trust effective September 20, 2004.

         TRUSTEE OWNERSHIP OF PORTFOLIO SHARES AS OF DECEMBER 31, 2003



-------------------------------------------------------------------------------------------------------------------------
                                                                            AGGREGATE DOLLAR RANGE OF EQUITY
                                                                              SECURITIES IN ALL REGISTERED
                                                                              INVESTMENT COMPANIES OVERSEEN
                              DOLLAR RANGE OF EQUITY SECURITIES                       BY TRUSTEE IN
      NAME OF TRUSTEES                IN THE PORTFOLIO               THE AIM FAMILY OF FUNDS--REGISTERED TRADEMARK--
-------------------------------------------------------------------------------------------------------------------------
     Robert H. Graham
                                             -0-                                  Over $100,000
-------------------------------------------------------------------------------------------------------------------------
     Mark H. Williamson
                                             -0-                                  Over $100,000
-------------------------------------------------------------------------------------------------------------------------
     Bob R. Baker
                                             -0-                                  Over $100,000
-------------------------------------------------------------------------------------------------------------------------
     Frank S. Bayley
                                             -0-                                 $50,001-$100,000
-------------------------------------------------------------------------------------------------------------------------
     James T. Bunch
                                             -0-                                  Over $100,000
-------------------------------------------------------------------------------------------------------------------------
     Bruce L. Crockett
                                             -0-                                 $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------------
     Albert R. Dowden
                                             -0-                                  Over $100,000
-------------------------------------------------------------------------------------------------------------------------
     Edward K. Dunn,
     Jr.
                                             -0-                                 Over $100,000(5)
-------------------------------------------------------------------------------------------------------------------------
     Jack M. Fields
                                             -0-                                 Over $100,000(5)
-------------------------------------------------------------------------------------------------------------------------
     Carl Frischling
                                             -0-                                 Over $100,000(5)
-------------------------------------------------------------------------------------------------------------------------
     Gerald J. Lewis
                                             -0-                                 $50,001-$100,000
-------------------------------------------------------------------------------------------------------------------------
     Prema Mathai-Davis
                                             -0-                                    $1-$10,000
-------------------------------------------------------------------------------------------------------------------------
     Lewis F. Pennock
                                             -0-                                 $50,001-$100,000
-------------------------------------------------------------------------------------------------------------------------
     Ruth H. Quigley
                                             -0-                                    $1-$10,000
-------------------------------------------------------------------------------------------------------------------------
     Louis S. Sklar
                                             -0-                                 Over $100,000(5)
-------------------------------------------------------------------------------------------------------------------------
     Larry Soll, Ph.D.
                                             -0-                                  Over $100,000
-------------------------------------------------------------------------------------------------------------------------


---------------


(5) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEE COMPENSATION TABLE


     Set forth below is information regarding compensation paid or accrued for each trustee of the Trust (including its predecessor fund) who was not affiliated with AIM during the year ended December 31, 2003:




                                                                             ESTIMATED        TOTAL
                                              RETIREMENT                      ANNUAL       COMPENSATION
                                              AGGREGATE      RETIREMENT    BENEFITS UPON       FROM
                                             COMPENSATION     BENEFITS      RETIREMENT      AIM FUNDS
                                               FROM THE      ACCRUED BY        FROM          PAID TO
                  TRUSTEE                      TRUST(1)     AIM FUNDS(2)   AIM FUNDS(3)    TRUSTEES(4)
  Bob R. Baker(5)                              $26,677        $ 32,635       $114,131        $154,544
  Frank S. Bayley                               30,864         131,228         90,000         159,000
  James T. Bunch(5)                             26,677          20,436         90,000         138,679
  Bruce L. Crockett                             30,864          46,000         90,000         160,000
  Albert R. Dowden                              30,694          57,716         90,000         159,000
  Edward K. Dunn, Jr.                           30,864          94,860         90,000         160,000
  Jack M. Fields                                30,864          28,036         90,000         159,000
  Carl Frischling(6)                            30,682          40,447         90,000         160,000
  Gerald J. Lewis(5)                            26,677          20,436         90,000         142,054
  Prema Mathai-Davis                            30,864          33,142         90,000         160,000
  Lewis F. Pennock                              30,864          49,610         90,000         160,000
  Ruth H. Quigley                               30,864         126,050         90,000         160,000
  Louis S. Sklar                                30,864          72,786         90,000         160,000
  Larry Soll(5)                                 26,677          48,830        108,090         140,429


---------------


(1) Amounts shown are based on the fiscal year ended August 31, 2004. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2004, including earnings, was $11,141.



(2) During the fiscal year ended August 31, 2004, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $296,664



(3) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustees' retirement. These estimated benefits assume each trustee serves until his or her normal retirement date and has ten years of service.



(4) All trustees currently serve as trustee of 19 registered investment companies advised by AIM.



(5) Messrs. Baker, Bunch and Lewis and Dr. Soll were elected as trustees of the Trust on October 21, 2003.



(6) During the fiscal year ended August 31, 2004, the Trust paid $127,568 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner in such firm.

                                   APPENDIX D



                             PROXY VOTING POLICIES



PROXY POLICIES AND PROCEDURES


(AS AMENDED SEPTEMBER 16, 2004)



A.  Proxy Policies



    Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.



    I. Boards Of Directors



       A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.



       There are some actions by directors that should result in votes being withheld. These instances include directors who:



       - Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;



       - Attend less than 75 percent of the board and committee meetings without a valid excuse;



       - Implement or renew a dead-hand or modified dead-hand poison pill;



       - Sit on the boards of an excessive number of companies;



       - Enacted egregious corporate governance or other policies or failed to replace management as appropriate;



       - Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or



       - Ignore a shareholder proposal that is approved by a majority of the shares outstanding.



       Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:



       - Long-term financial performance of the target company relative to its industry;



       - Management's track record;



       - Portfolio manager's assessment;



       - Qualifications of director nominees (both slates);



       - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and



       - Background to the proxy contest.

 II.   Independent Auditors



       A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:



       - It is not clear that the auditors will be able to fulfill their function;



       - There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or



       - The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.



 III.  Compensation Programs



       Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.



       - We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.



       - We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.



       - We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.



       - We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.



       - We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.



 IV.   Corporate Matters



       We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.



       - We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.



       - We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.



       - We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.



       - We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

 V.    Shareholder Proposals



       Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.



       - We will generally abstain from shareholder social and environmental proposals.



       - We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.



       - We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.



       - We will generally vote for proposals to lower barriers to shareholder action.



       - We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).



 VI.   Other



       - We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.



       - We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.



       - We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.



       AIM's proxy policies, and the procedures noted below, may be amended from time to time.



B.  Proxy Committee Procedures



    The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.



    The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.



    AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds' Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.



    In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of
    Trustees:



    1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.



    2. AIM will not publicly announce its voting intentions and the reasons therefore.

    3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.



    4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.



C.  Business/Disaster Recovery



    If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.



D.  Restrictions Affecting Voting



    If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.



E.  Conflicts of Interest



    The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.



    In the event that AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds' Board of Trustees in the next quarterly report.



    To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.



F.  Fund of Funds



    When an AIM Fund that invests in another AIM Fund(s) has the right to vote on the proxy of the underlying AIM Fund, AIM will seek guidance from the Board of Trustees of the investing AIM Fund on how to vote such proxy.

                                   APPENDIX E

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

     A shareholder who owns beneficially 25% or more of the outstanding securities of a portfolio is presumed to "control" that portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


     All information listed below is as of November 12, 2004.


CASH ASSETS PORTFOLIO*

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
A I M Management
  Inc. .................      NA            100%           NA           NA           NA           NA            NA
  11 Greenway Plaza,
  Suite 100
  Houston, TX 77046
  Attn: David Hessel
----------------------------------------------------------------------------------------------------------------------

---------------


* Cash Assets Portfolio had not commenced operations as of November 12, 2004.


GOVERNMENT & AGENCY PORTFOLIO


                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1                   --          17.09%           --           --           --           --            --
  Attn: Brian Smith
  Money Market Portfolio
  Admin.
  11 Greenway Plaza,
  Ste. 100
  Houston, TX 77046
----------------------------------------------------------------------------------------------------------------------
AMEX Trust US Gov't
  Securities............       --           9.54%           --           --           --           --            --
  Attn: Randall Anderson
  990 AXP Financial
  Center
  Minneapolis, MN 55474
----------------------------------------------------------------------------------------------------------------------
AmSouth Capital
  Markets...............       --             --            --         6.47%          --           --            --
  315 Deaderick St., 4th
  Floor
  Nashville, TN 37237
----------------------------------------------------------------------------------------------------------------------
Bank of China, New York
  Branch................       --          13.07%           --           --           --           --            --
  Attn: Sylvia Lee
  410 Madison Ave.
  New York, NY 10017
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --        41.38%          --           --            --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10286
----------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --        13.57%          --           --            --
  Attn: Sheryl Covelli
  440 Mamaroneck
  5th Floor
  Harrison, NY 10528
----------------------------------------------------------------------------------------------------------------------
Bank of Springfield.....       --             --         30.67%          --           --           --            --
  Attn: Brenda Stroh
  3400 West Wabash
  Springfield, IL 62707
----------------------------------------------------------------------------------------------------------------------
Carey and Company.......       --             --            --           --           --        13.10%           --
  c/o Huntington Trust
  Co
  7 Easton Oval
  EA4E70
  Columbus, OH
  43219-6010
----------------------------------------------------------------------------------------------------------------------
Community Bank..........       --             --          5.24%          --        35.22%          --            --
  Attn: Lisa Sanders
  500 S. Morgan
  Granbury, TX 76048
----------------------------------------------------------------------------------------------------------------------
Community Bank, DeSoto
  County................       --             --            --           --         6.17%          --            --
  Attn: Gladys Ricks
  6910 Airways Blvd.
  P.O. Box 129
  Southhaven, MS 38671
----------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --             --            --           --           --         8.48%           --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
----------------------------------------------------------------------------------------------------------------------
Fund Services Advisors,
  Inc. .................     8.30%          8.33%           --           --           --           --            --
  Attn: Fund Manager
  777 S. Figueroa St.
  Suite 3200
  Los Angeles, CA 90017
----------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --             --         52.35%          --        20.24%          --            --
  Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
----------------------------------------------------------------------------------------------------------------------
Henderson Sub
  Accounts..............    11.70%            --            --           --           --           --            --
  240 Water Street
  Henderson, NV 89015
----------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A. .....       --             --            --           --           --        15.32%           --
  135 South LaSalle St.
  Chicago, IL 60603
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
M&T Securities Shell
  Account...............       --             --            --           --           --        10.19%           --
  Appletree Business
  Park
  2875 Union Rd., Suite
  30-33
  Cheektowaga, NY 14277
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................       --             --            --           --           --       11.61.%           --
  Attn: Bill Cairney
  1 Pierrepont Plaza,
  7th Fl.
  Brooklyn, NY 11201
----------------------------------------------------------------------------------------------------------------------
NatCity Investments,
  Inc. .................     6.00%            --            --         5.24%          --           --            --
  629 Euclid Ave.
  13th Floor, LOC 3131
  Cleveland, OH 44114
----------------------------------------------------------------------------------------------------------------------
Resource Bank & Trust...       --             --            --           --         6.42%          --            --
  Attn: David Lindsey
  P.O. Box 1209
  Slidell, LA 70459
----------------------------------------------------------------------------------------------------------------------
Simmons First National
  Bank..................    27.00%            --            --           --           --           --            --
  Attn: Neal Jenkins
  8315 Cantrell Road
  Suite 200
  Little Rock, AR 72227
----------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --             --            --           --           --        20.09%           --
  c/o Chase Enterprises
  280 Trumbell Street
  Hartford, CT 06103
----------------------------------------------------------------------------------------------------------------------
STAR Financial Bank,
  Anderson..............       --             --         11.66%          --        27.91%          --            --
  6230 Bluffton Rd.
  Ft. Wayne, IN 46809
----------------------------------------------------------------------------------------------------------------------
Texas Treasury
  Safekeeping Trust
  Co. ..................       --           8.06%           --           --           --           --            --
  Attn: Lalo
  Torres/Kelly Tomkinson
  208 E. 10th Street,
  Rm. 402
  Austin, TX 78701
----------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets,
  LLC -- Sub-Accounts...     9.18%            --            --                        --           --            --
  8739 Research Dr.
  Attn: Money Funds
  Charlotte, NC 28288
----------------------------------------------------------------------------------------------------------------------


GOVERNMENT TAXADVANTAGE PORTFOLIO


                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Bank of America N.A. ...       --          12.98%           --           --           --           --            --
  M.C. TX1-945-08-18
  411 North Ackard
  Street
  Dallas, TX 75201-3307
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --        44.57%          --           --            --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10268
----------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma........       --             --         96.65%          --           --           --            --
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
----------------------------------------------------------------------------------------------------------------------
Bear Stearns Securities
  Corp. ................    56.46%            --            --           --           --           --            --
  Attn: Denise DiLorenzo
  1 Metrotech Center
  Brooklyn, NY 11021
----------------------------------------------------------------------------------------------------------------------
Fox and Co. ............    31.53%            --            --           --           --           --            --
  P.O. Box 976
  New York, NY 10268
----------------------------------------------------------------------------------------------------------------------
Frost National
  Bank -- TX............       --          25.20%           --        18.94%          --           --            --
  c/o Frost
  Muir & Co.
  P.O. Box 2479
  San Antonio, TX
  78298-2479
----------------------------------------------------------------------------------------------------------------------
Huntington Capital
  Corp. ................       --             --            --        19.85%          --           --            --
  41 S. High St. Ninth
  Floor
  Columbus, OH 43287
----------------------------------------------------------------------------------------------------------------------
Kanaly Trust Company....       --           6.64%           --           --           --           --            --
  4550 Post Oak Place
  Dr.,
  Ste. 139
  Attn: Operations
  Houston, TX 77027
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................       --             --            --           --           --        29.72%           --
  Attn: Bill Cairney
  1 Pierrepont Plaza,
  7th Floor
  Brooklyn, NY 11201
----------------------------------------------------------------------------------------------------------------------
NSCC Activity Account...    12.01%            --            --         8.09%          --           --            --
  11 Greenway Plaza
  17th Floor
  Houston, TX 77043
----------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --             --            --           --           --        68.26%           --
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
----------------------------------------------------------------------------------------------------------------------
Tice & Co. .............       --          17.92%           --           --           --           --            --
  Attn: Debbie Potempa
  PO Box 1377
  Buffalo, NY 14240
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC..........       --             --            --         5.95%          --           --            --
  Attn: Money Funds
  Capital Markets
  8739 Research Drive
  Charlotte, NC
  28262-0675
----------------------------------------------------------------------------------------------------------------------
William Blair & Company
  LLC...................       --           7.82%           --           --           --           --            --
  Attn: Meg Kelly
  222 W. Adams St.
  Chicago, IL 60606
----------------------------------------------------------------------------------------------------------------------
US Bank.................       --          19.03%           --           --           --           --            --
  Attn: ACM Dept
  PO Box 1787
  Milwaukee, WI 53201
----------------------------------------------------------------------------------------------------------------------


LIQUID ASSETS PORTFOLIO


                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1............        --         8.79%             --           --           --           --           --
  ATTN: Brian Smith
  Money Market Portfolio
  Administration
  11 Greenway Plaza
  Suite 100 Houston, TX
  77046
----------------------------------------------------------------------------------------------------------------------
AIM Funds -- Sec Lending
  (MSDW)................        --         8.85%             --           --           --           --           --
  Attn: Michelle
  Gonzalez
  11 Greenway, Ste 100
  Houston, TX 77046
----------------------------------------------------------------------------------------------------------------------
Bank of New York........    24.78%            --             --       42.84%           --           --           --
  ATTN: Frank Notaro
  Stif/Master Note
  One Wall Street
  2nd Floor
  New York, NY 10286
----------------------------------------------------------------------------------------------------------------------
Bank of New York........        --            --             --       25.22%           --           --           --
  Attn: Sheryl Covelli
  440 Mamaroneck
  5th Floor
  Harrison, NY 10528
----------------------------------------------------------------------------------------------------------------------
Bank of Springfield
  AAA...................        --            --          5.22%           --           --           --           --
  Sweep Investment
  ATTN: Brenda Stroh
  3400 West Wabash
  Springfield, IL 62707
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
CENCO...................        --            --             --           --           --       15.50%           --
  ATTN: AMG 7th Floor
  P.O. Box 10566
  Birmingham, AL 35296
----------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........        --            --          5.47%           --       10.91%           --           --
  Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
----------------------------------------------------------------------------------------------------------------------
Harris Methodist (Texas
  Health Resources).....        --            --             --           --           --       22.86%           --
  ATTN: Sandy Reeves
  611 Ryan Plaza Dr
  6th Floor, Suite 630
  Arlington, TX 76011
----------------------------------------------------------------------------------------------------------------------
Mellon Bank, NA.........     5.74%            --             --           --           --           --           --
  ATTN: Pam Palmer
  P.O. Box 710
  Pittsburgh, PA
  15230-0710
----------------------------------------------------------------------------------------------------------------------
Mellon Global Cash
  Management Accounts...    13.79%            --             --           --           --           --           --
  Three Mellon Bank
  Center
  Room 2501
  Pittsburgh, PA
  15259-0001
----------------------------------------------------------------------------------------------------------------------
Microsoft Capital Group
  LP....................        --         6.97%             --           --           --           --           --
  6100 Neil Road
  Reno, NV 89511-1132
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................     7.57%        11.13%             --           --           --       20.93%           --
  ATTN: Bill Cairney
  1 Pierrepont Plaza
  7th Floor
  Brooklyn, NY 11201
----------------------------------------------------------------------------------------------------------------------
NSCC Activity Account...     7.42%            --         69.72%        9.11%           --        8.49%           --
  11 Greenway Plaza
  17th Floor
  Houston, TX 77043
----------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney
  49....................        --            --             --           --           --       13.60%           --
  Attn: Chad Evans
  660 Newport Center
  Drive
  Suite 1100
  Newport Beach, CA
  92660
----------------------------------------------------------------------------------------------------------------------
SSB Sec Lending for
  various AIM Funds.....        --         9.71%             --           --           --           --           --
  Attn: Franco Agapito
  2 International Place
  31st Floor
  Boston, MA 02110-4104
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Texas Capital Bank,
  N.A. .................        --            --         15.97%           --           --           --           --
  ATTN: Kitty Ramzy
  2100 McKinney Avenue
  Suite 900
  Dallas, TX 75201
----------------------------------------------------------------------------------------------------------------------
US Clearing/Fleet
  Securities............        --            --             --           --       86.96%           --           --
  ATTN: Jeffrey D'Auria
  26 Broadway
  New York, NY 10004
----------------------------------------------------------------------------------------------------------------------
William Blair & Company
  LLC...................     5.48%            --             --           --           --           --           --
  Attn: Meg Kelly
  222 West Adams St
  Chicago, IL 60606
----------------------------------------------------------------------------------------------------------------------
Wilmington Trust
  Company...............     7.80%            --             --           --           --           --           --
  1100 North Market
  Street
  Wilmington, DE
  19890-1100
----------------------------------------------------------------------------------------------------------------------


STIC PRIME PORTFOLIO


                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1............       --          24.18%           --           --           --           --            --
  ATTN: Brian Smith
  Money Market Portfolio
  Administration
  11 Greenway Plaza
  Suite 100
  Houston, TX 77046
----------------------------------------------------------------------------------------------------------------------
AIM Funds -- Sec Lending
  (MSDW)................       --          24.36%           --           --           --           --            --
  ATTN: Michelle
  Gonzalez
  11 Greenway Plaza
  Suite 100
  Houston, TX 77046
----------------------------------------------------------------------------------------------------------------------
Bank of New York........    68.50%            --            --        48.02%          --           --            --
  ATTN: Frank Notaro
  Stif/Master Note
  One Wall Street
  2nd Floor
  New York, NY 10286
----------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --           --        89.77%          --            --
  ATTN: Sheryl Covelli
  440 Mamoroneck,
  5th Fl
  Harrison, NY 10528
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
BBH as Agent for various
  AIM Retail Funds......       --           6.06%           --           --           --           --            --
  Attn: Kristen Hays
  40 Water St.
  Boston, MA 02109
----------------------------------------------------------------------------------------------------------------------
Citicorp, N.A. .........       --           5.45%           --           --           --           --            --
  Attn: Olivia McIntyrel
  333 West 34th St
  3rd Floor
  New York, NY 10001
----------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --             --         69.55%        6.62%          --           --            --
  ATTN: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
----------------------------------------------------------------------------------------------------------------------
Frost National Bank
  Tx....................     6.52%            --            --        11.92%          --           --            --
  Muir & Co, C/O Frost
  P.O. Box 2479
  San Antonio, TX
  78298-2479
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Global
  Cash Services.........     9.23%            --            --           --           --           --            --
  Attn: Rene Godin
  4900 Sears Tower
  Chicago, IL 60606
----------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --             --         19.60%          --           --           --            --
  Buck Boyer
  8333 Douglas Ave
  Suite 820
  Dallas, TX 75225
----------------------------------------------------------------------------------------------------------------------
Haws & Company..........       --             --            --           --           --        13.94%           --
  Attn: Operations
  P.O. Box 5847
  Denver, CO 80217
----------------------------------------------------------------------------------------------------------------------
Huntington Capital
  Corp. ................       --             --            --        12.30%          --           --            --
  41 S. High Street
  Ninth Floor
  Columbus, OH 43287
----------------------------------------------------------------------------------------------------------------------
NSCC Activity Account...       --             --            --         5.24%          --           --            --
  11 Greenway Plaza
  17th Floor
  Houston, TX 77043
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets,
  LLC -- Sub-Accounts...       --             --            --           --           --         8.51%           --
  ATTN: Money Funds
  8739 Research Drive
  Charlotte, NC 28288
----------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC --.......       --             --            --           --           --        59.34%           --
  ATTN: Money Funds
  Capital Markets
  8739 Research Drive
  Charlotte, NC
  28262-0675
----------------------------------------------------------------------------------------------------------------------


TREASURY PORTFOLIO


                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Bank of New York........    28.95%            --            --        37.89%          --           --            --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10286
----------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --           --        95.90%          --            --
  Attn: Sheryl Covelli
  440 Mamaroneck, 5th
  Floor
  Harrison, NY 10528
----------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma........    25.38%            --            --           --           --           --            --
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
----------------------------------------------------------------------------------------------------------------------
Bank United Securities
  Corp. ................       --             --          7.16%          --           --           --            --
  Attn: Richard Roddy
  3200 Southwest Frwy
  TMS OPS DROP 1742
  Houston, TX 77027
----------------------------------------------------------------------------------------------------------------------
CENCO...................       --             --          5.46%          --           --         9.92%           --
  Attn: AMG 7th Floor
  P.O. Box 10566
  Birmingham, AL 35296
----------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --             --         69.10%       15.00%          --           --            --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
----------------------------------------------------------------------------------------------------------------------
Frost National
  Bank -- TX............       --          19.80%           --           --           --           --            --
  c/o Frost
  Muir & Co.
  P.O. Box 2479
  San Antonio, TX
  78298-2479
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Global
  Cash Services.........     5.00%            --            --           --           --           --            --
  Attn: Rene Godin
  4900 Sears Tower
  Chicago, IL 60606
----------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --             --         11.63%          --           --           --            --
  Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
----------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A. .....       --             --            --           --           --        37.29%           --
  135 South LaSalle St.
  Chicago, IL 60690-1443
----------------------------------------------------------------------------------------------------------------------
NSCC Activity Account...       --             --            --           --           --        14.27%           --
  11 Greenway Plaza
  17th Floor
  Houston, TX 77043
----------------------------------------------------------------------------------------------------------------------
Southwest Guaranty Trust
  Co. Fiduciary
  Account...............       --          14.88%           --           --           --           --            --
  Attn: Kathy Lorie
  2121 Sage Road, Suite
  150
  Houston, TX 77056
----------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --             --            --           --           --         6.98%           --
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
----------------------------------------------------------------------------------------------------------------------
Southwest Bank of Texas,
  NA....................       --           8.53%           --           --           --           --            --
  Services
  4400 Post Oak Parkway
  5th Floor
  Houston, TX 77027
----------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........     6.65%            --            --           --           --           --            --
  Attn: Karen Howard
  Centre
  Square-Concourse
  Philadelphia, PA 19102
----------------------------------------------------------------------------------------------------------------------
Texas Commerce Bank
  National Association,
  as Custo..............       --           5.92%           --           --           --           --            --
  Attn: Bill Pennington
  1585 Broadway
  New York, NY 10036
----------------------------------------------------------------------------------------------------------------------
U.S. Trust..............       --           9.20%           --           --           --           --            --
  Attn: Jillian Eng
  499 Washington Blvd.
  Jersey City, NJ 07310
----------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets,
  LLC -- Sub-Accounts...       --             --            --           --           --        24.14%           --
  Attn: Money Funds
  8739 Research Dr.
  Charlotte, NC 28288
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Zions First National
  Bank (CO).............       --             --            --        26.14%          --           --            --
  Attn: Trust
  Dept. -- Liz King
  P.O. Box 30880
  Salt Lake City, UT
  84130
----------------------------------------------------------------------------------------------------------------------


MANAGEMENT OWNERSHIP


     As of November 12, 2004 the trustees and officers as a group owned less than 1% of the outstanding shares of each class of any portfolio.

                                   APPENDIX F

                                MANAGEMENT FEES

     For the last three fiscal years ended August 31, the management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio were as follows:

                               MANAGEMENT FEE PAYABLE                    MANAGEMENT FEE WAIVERS
                       ---------------------------------------   ---------------------------------------
   PORTFOLIO NAME         2004          2003          2002          2004          2003          2002
   --------------      -----------   -----------   -----------   -----------   -----------   -----------
Liquid Assets
  Portfolio..........  $34,315,824   $50,444,589   $62,470,457   $14,199,446   $18,538,393   $31,235,229

                               NET MANAGEMENT FEE PAID
                       ---------------------------------------
   PORTFOLIO NAME         2004          2003          2002
   --------------      -----------   -----------   -----------
Liquid Assets
  Portfolio..........  $20,116,378   $31,906,196   $31,235,228

                                   APPENDIX G

                          ADMINISTRATIVE SERVICES FEES

     The Portfolio paid AIM the following amounts for administrative services for the last three fiscal years ended August 31:


PORTFOLIO NAME                                                   2004         2003         2002
--------------                                                ----------   ----------   ----------
Liquid Assets Portfolio.....................................  $1,186,316   $1,478,810   $1,576,395

                                   APPENDIX H

                             BROKERAGE COMMISSIONS


     During the last three fiscal years ended August 31, the Portfolio did not pay brokerage commissions.

                                   APPENDIX I

            DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS

DIRECTED BROKERAGE


     During the last fiscal year ended August 31, 2004, the Portfolio did not pay directed brokerage commissions.


PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS


     During the last fiscal year ended August 31, 2004, the Portfolio did not purchase securities of its regular brokers or dealers.

                                   APPENDIX J

     AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION PLAN


     A list of amounts paid by each class of shares of the Portfolio to Fund Management Company pursuant to the Plan for the year or period ended August 31, 2004 follows:



CLASS                                                         AMOUNT
-----                                                       ----------
Cash Management Class.....................................  $3,359,287
Personal Investment Class.................................     251,510
Private Investment Class..................................   2,970,022
Reserve Class.............................................     571,076
Resource Class............................................   2,156,349
Sweep Class*..............................................         N/A


---------------

* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                                   APPENDIX K

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN


     An estimate by category of the allocation of actual fees paid by each class of the Portfolio during the year ended August 31, 2004, follows:



                                                            UNDERWRITERS     DEALERS
                                                            COMPENSATION   COMPENSATION
                                                            ------------   ------------
Cash Management Class.....................................    $      0      $3,359,287
Personal Investment Class.................................      66,096         185,414
Private Investment Class..................................     182,207       2,787,815
Reserve Class.............................................      79,296         491,780
Resource Class............................................           0       2,156,349
Sweep Class*..............................................         N/A             N/A


---------------

* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                                   APPENDIX L

                                PERFORMANCE DATA


     The current yields for the Portfolio, with respect to each class, for the 30-day period ended August 31, 2004, are as follows:



                                                    30-DAY PERIOD ENDED
CURRENT YIELD                                         AUGUST 31, 2004
-------------                                       -------------------
Cash Management Class............................           1.30%
Institutional Class..............................           1.38%
Personal Investment Class........................           0.84%
Private Investment Class.........................           1.08%
Reserve Class....................................           0.52%
Resources Class..................................           1.18%
Sweep Class*.....................................            N/A



     The annualized and effective yields for the Portfolio, with respect to each class, for the seven-day period ended August 31, 2004, are as follows:



                                                   SEVEN-DAY PERIOD ENDED
ANNUALIZED YIELD                                      AUGUST 31, 2004
----------------                                   ----------------------
Cash Management Class............................           1.39%
Institutional Class..............................           1.46%
Personal Investment Class........................           0.92%
Private Investment Class.........................           1.17%
Reserve Class....................................           0.60%
Resource Class...................................           1.27%
Sweep Class*.....................................            N/A



                                                   SEVEN-DAY PERIOD ENDED
EFFECTIVE YIELD                                       AUGUST 31, 2004
---------------                                    ----------------------
Cash Management Class............................           1.39%
Institutional Class..............................           1.48%
Personal Investment Class........................           0.92%
Private Investment Class.........................           1.17%
Reserve Class....................................           0.60%
Resource Class...................................           1.27%
Sweep Class*.....................................            N/A


---------------

* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                  REGULATORY INQUIRIES AND PENDING LITIGATION



                                  APPENDIX M-1



                   PENDING LITIGATION ALLEGING MARKET TIMING



     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and make allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG, concerning market timing activity in the AIM Funds. These lawsuits either have been served or have had service of process waived as of October 8, 2004.



     RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.



     MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.



     RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.



     L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of
     Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



     RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC.,

     AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



     JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



     EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY

     FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



     JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.



     STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY
     P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of:
     Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



     JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-

     FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



     MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.



     PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.



     LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



     ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD &

     PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



     JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



     EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.

     SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



     CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.



     HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



     CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



     Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar lawsuit continue to seek remand of their lawsuit to state court. Set forth below is detailed information about these three amended complaints.



     RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN), V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND
     R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP.,

     CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a)(2), and 15 of the Securities Act; Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.



     CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD
     J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
     R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under
     Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.



     MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.

                                  APPENDIX M-2



 PENDING LITIGATION ALLEGING EXCESSIVE INADEQUATELY EMPLOYED FAIR VALUE PRICING



     The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of October 8, 2004.



     T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.



     JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.



                                  APPENDIX M-3



    PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES



     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of October 8, 2004. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits (Ronald Kondracki v. AIM Advisors, Inc. and AIM Distributor, Inc.) has challenged this order.



     RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



     DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



     FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES
     J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

                                  APPENDIX M-4



       PENDING LITIGATION ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES


                        ON CLOSED FUNDS OR SHARE CLASSES



     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, ADI and/or certain of the trustees of the AIM Funds and allege that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits either have been served or have had service of process waived as of October 8, 2004.



     LAWRENCE ZUCKER, ON BEHALF OF AIM SMALL CAP GROWTH FUND AND AIM LIMITED MATURITY TREASURY FUND, V. A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5653), filed on December 10, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act") and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.



     STANLEY LIEBER, ON BEHALF OF INVESCO BALANCED FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO EUROPEAN FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO GROWTH & INCOME FUND, INVESCO GROWTH FUND, INVESCO HEALTH SCIENCE FUND, INVESCO HIGH YIELD FUND, INVECO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO LEISURE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO S&P 500 INDEX FUND, INVESCO SELECT INCOME FUND, INVESCO TAX FREE BOND FUND, INVESCO TECHNOLOGY FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO TOTAL RETURN FUND, INVESCO US GOVERNMENT SECURITIES FUND, INVESCO UTILITIES FUND, INVESCO VALUE EQUITY FUND, V. INVESCO FUNDS GROUP, INC. AND A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5744), filed on December 17, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.



     HERMAN C. RAGAN, DERIVATIVELY, AND ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AND A I M DISTRIBUTORS, INC., in the United States District Court for the Southern District of Georgia, Dublin Division (Civil Action No. CV304-031), filed on May 6, 2004. This claim alleges violations of: Section 10(b) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 10b-5 thereunder; Sections 17(a)(2) and 17(a)(3) of the Securities Act of 1933; and Section 36(b) of the Investment Company Act. This claim also alleges controlling person liability, within the meaning of Section 20 of the Exchange Act against ADI. The plaintiff in this case is seeking: damages and costs and expenses, including counsel fees.



                                  APPENDIX M-5



        PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES


                      AND DIRECTED-BROKERAGE ARRANGEMENTS



     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of October 8, 2004.



     JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM

     CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



     RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK
     H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD
     K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action

     No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



     KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES
     V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH
     H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



     JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY W. MEYER AND GEORGE ROBERT PERRY V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP

     GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



     ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH
     H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                              FINANCIAL STATEMENTS


                                        FS

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

     We have audited the accompanying statements of assets and liabilities of Liquid Assets Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Assets Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 2004

                                                            PAR
                                               MATURITY    (000)          VALUE
                                               --------   --------   ---------------

COMMERCIAL PAPER-27.43%(A)

ASSET-BACKED SECURITIES-COMMERCIAL
  LOANS/LEASES-0.99%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor)(b)
  (Acquired 05/19/04; Cost $54,370,867)
  1.48%......................................  11/03/04   $ 54,749   $    54,607,200
  (Acquired 05/11/04; Cost $141,086,158)
  1.45%......................................  11/08/04    142,117       141,726,093
                                                                     ---------------
                                                                         196,333,293
                                                                     ---------------
ASSET-BACKED SECURITIES-FULLY BACKED-10.15%

Aspen Funding Corp. (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)(c)
  (Acquired 08/19/04; $71,846,400)
  1.60%......................................  10/06/04     72,000        71,888,000
Blue Spice LLC (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)
  (Acquired 08/20/04; Cost $241,668,729)
  1.54%......................................  09/21/04    242,000       241,792,956
  (Acquired 05/13/04; Cost $148,891,375)
  1.47%......................................  11/10/04    150,000       149,571,250
Govco, Inc. (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/10/04; Cost $224,064,646)
  1.62%......................................  11/10/04    225,000       224,283,958
Kitty Hawk Funding Corp. (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/10/04; Cost $29,960,475)
  1.53%......................................  09/10/04     30,000        29,988,525
  (Acquired 08/17/04; Cost $76,925,442)
  1.60%......................................  10/18/04     77,138        76,976,867
Legacy Capital Co., LLC (Liberty Hampshire
  Co., LLC (The)-ABS Program Sponsor)(b)
  (Acquired 08/25/04; Cost $61,378,854)
  1.57%......................................  09/28/04     61,470        61,397,619
  (Acquired 08/24/04; Cost $240,012,959)
  1.60%......................................  10/01/04    240,419       240,098,441
  (Acquired 08/11/04; Cost $124,650,000)
  1.60%......................................  10/14/04    125,000       124,761,111
Newport Funding Corp. (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)(c)
  (Acquired 08/12/04; Cost $117,823,328)
  1.54%......................................  09/16/04    118,000       117,924,283
  (Acquired 08/19/04; Cost $99,786,667)
  1.60%......................................  10/06/04    100,000        99,844,445
Racers Trust-Series 2004-G-MM, Floating Rate
  Notes(b)(d)
  (Acquired 4/13/04; Cost $279,000,000)
  1.61%......................................  10/22/08    279,000       279,000,000
Steamboat Funding Corp. (Bank of New York-ABS
  Program Sponsor)(b)
  (Acquired 08/31/04; Cost $128,646,492)
  1.61%......................................  09/02/04    128,658       128,652,246
  (Acquired 08/18/04; Cost $54,690,184)
  1.55%......................................  09/20/04     54,768        54,723,197

                                                            PAR
                                               MATURITY    (000)          VALUE
                                               --------   --------   ---------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Ticonderoga Funding LLC (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/17/04; Cost $120,004,649)
  1.54%......................................  09/17/04   $120,164   $   120,081,754
                                                                     ---------------
                                                                       2,020,984,652
                                                                     ---------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-4.38%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 08/18/04; Cost $24,968,125)
  1.53%......................................  09/17/04     25,000        24,983,000
  (Acquired 08/18/04; Cost $69,895,194)
  1.54%......................................  09/22/04     70,000        69,937,117
Charta LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/03/04; Cost $24,953,125)
  1.50%......................................  09/17/04     25,000        24,983,333
  (Acquired 08/17/04; Cost $114,734,222)
  1.60%......................................  10/08/04    115,000       114,810,889
  (Acquired 08/18/04; Cost $49,873,333)
  1.60%......................................  10/14/04     50,000        49,904,445
  (Acquired 08/10/04; Cost $74,719,875)
  1.62%......................................  11/01/04     75,000        74,794,125
Edison Asset Securitization, LLC (GE Capital
  Corp.-ABS Program Sponsor)(b)
  (Acquired 08/20/04; Cost $199,463,333)
  1.61%......................................  10/19/04    200,000       199,570,667
Falcon Asset Securitization Corp. (JPMorgan
  Chase Bank-ABS Program Sponsor)(b)
  (Acquired 08/19/04; Cost $35,519,311)
  1.54%......................................  09/20/04     35,568        35,539,091
Receivables Capital Co. LLC (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/18/04; Cost $192,831,826)
  1.53%......................................  09/17/04    193,078       192,946,707
Windmill Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 08/18/04; Cost $84,769,556)
  1.60%......................................  10/18/04     85,000        84,822,445
                                                                     ---------------
                                                                         872,291,819
                                                                     ---------------
ASSET-BACKED SECURITIES-STRUCTURED INVESTMENT
  VEHICLES/SECURITY ARBITRAGE-4.88%

Galaxy Funding Inc. (U.S. Bank N.A.-ABS
  Program Sponsor)(b)
  (Acquired 08/17/04; Cost $149,580,000)
  1.60%......................................  10/19/04    150,000       149,680,000
Grampian Funding LLC (HBOS Treasury Services
  PLC-ABS Program Sponsor)(b)
  (Acquired 05/25/04; Cost $51,615,778)
  1.52%......................................  11/16/04     52,000        51,833,138
Klio Funding Corp. (Bear Stearns Asset
  Management Inc.-ABS Program Sponsor)(b)
  (Acquired 08/17/04; Cost $199,810,513)
  1.55%......................................  09/16/04    200,056       199,926,797
  (Acquired 08/19/04; Cost $25,382,884)
  1.55%......................................  09/21/04     25,419        25,397,111

                                                            PAR
                                               MATURITY    (000)          VALUE
                                               --------   --------   ---------------
ASSET-BACKED SECURITIES-STRUCTURED INVESTMENT
  VEHICLES/SECURITY ARBITRAGE-(CONTINUED)

Scaldis Capital LLC (Fortis Bank
  S.A./N.V.-ABS Program Sponsor)(b)
  (Acquired 08/25/04; Cost $225,674,748)
  1.57%......................................  09/27/04   $226,000   $   225,743,741
  (Acquired 05/11/04; Cost $64,453,567)
  1.45%......................................  11/05/04     64,919        64,749,038
  (Acquired 05/11/04; Cost $139,616,868)
  1.45%......................................  11/08/04    140,374       139,963,383
  (Acquired 05/19/04; Cost $42,629,857)
  1.48%......................................  11/09/04     42,937        42,815,202
  (Acquired 05/25/04; Cost $70,718,487)
  1.52%......................................  11/19/04     71,254        71,016,328
                                                                     ---------------
                                                                         971,124,738
                                                                     ---------------
ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-3.81%

Blue Ridge Asset Funding Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/18/04; Cost $199,770,500)
  1.53%......................................  09/14/04    200,000       199,889,500
  (Acquired 08/18/04; Cost $24,964,938)
  1.53%......................................  09/20/04     25,000        24,979,813
CAFCO, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/18/04; Cost $49,927,750)
  1.53%......................................  09/21/04     50,000        49,957,500
Ciesco, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/17/04; Cost $49,843,472)
  1.61%......................................  10/26/04     50,000        49,877,014
FCAR Owner Trust-Series II (Ford Motor Credit
  Co.-ABS Program Sponsor)
  1.61%......................................  10/19/04    200,000       199,570,667
  1.64%......................................  11/15/04    135,000       134,538,750
New Center Asset Trust-Series A-1+ (General
  Motors Acceptance Corp.-ABS Program
  Sponsor)
  1.53%......................................  09/24/04    100,000        99,902,250
                                                                     ---------------
                                                                         758,715,494
                                                                     ---------------
CONSUMER FINANCE-0.50%

Household Finance Corp.
  1.60%......................................  10/18/04    100,000        99,791,111
DIVERSIFIED BANKS-0.75%

Bank of America Corp.
  1.60%......................................  11/10/04    150,000       149,533,333
                                                                     ---------------
INVESTMENT BANKING & BROKERAGE-1.60%

Morgan Stanley, Floating Rate(e)
  1.64%......................................  12/13/04    319,000       319,000,000
                                                                     ---------------
REGIONAL BANKS-0.37%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  1.49%......................................  11/08/04     25,000        24,929,639

                                                            PAR
                                               MATURITY    (000)          VALUE
                                               --------   --------   ---------------
REGIONAL BANKS-(CONTINUED)

Northern Rock PLC (United Kingdom)
  1.61%......................................  10/27/04   $ 50,000   $    49,874,778
                                                                     ---------------
                                                                          74,804,417
                                                                     ---------------
     Total Commercial Paper (Cost
       $5,462,578,857).......................                          5,462,578,857
                                                                     ---------------

CERTIFICATES OF DEPOSIT-11.06%

Alliance & Leicester PLC (United Kingdom)
  1.26%......................................  10/25/04    100,000       100,000,000
  1.75%......................................  12/24/04    100,000       100,000,000
Banco Bilbao Vizcaya Argentaria, S.A. (Spain)
  1.50%......................................  11/10/04     75,000        75,000,000
Barclays Bank PLC (United Kingdom)
  1.92%......................................  01/31/05    100,000       100,000,000
CALYON (France)
  1.76%......................................  12/03/04    110,000       110,002,828
Credit Suisse First Boston Bank (Switzerland)
  1.65%......................................  10/26/04    222,000       222,000,000
  1.66%......................................  10/29/04    200,000       200,000,000
Danske Bank A/S (Denmark)
  1.49%(f)...................................  12/23/04    100,000        99,990,678
Deutsche Bank A.G. (Germany)
  1.71%......................................  05/20/05     80,000        79,822,272
Deutsche Bank-New York Branch (Germany)
  1.46%......................................  03/09/05    100,000       100,000,000
HSBC Bank USA (United Kingdom)
  1.26%......................................  01/13/05    225,000       225,000,000
Northern Rock PLC (United Kingdom)
  1.60%......................................  11/09/04     80,000        80,000,000
Societe Generale-New York Branch (France)
  1.43%(d)...................................  10/01/04    200,000       199,994,205
Svenska Handelsbanken A.B. (Sweden)
  1.28%......................................  12/31/04    100,000       100,000,000
UniCredito Italiano S.p.A. (Italy)
  1.61%......................................  11/12/04    160,000       159,980,832
  1.66%......................................  11/15/04    100,000       100,000,000
Wells Fargo Bank, N.A.
  1.52%......................................  09/16/04    150,000       150,000,000
                                                                     ---------------
     Total Certificates of Deposit (Cost
       $2,201,790,815).......................                          2,201,790,815
                                                                     ---------------

ASSET-BACKED SECURITIES-9.29%

CONSUMER RECEIVABLES-0.36%

Daimler Chrysler Auto Trust-Series 2004-A,
  Class A-1, Notes(b)
  (Acquired 02/24/04; Cost $27,810,743)
  1.07%......................................  03/08/05     27,811        27,810,743
GS Auto Loan Trust-Series 2004-1, Class A-1,
  Notes
  1.11%......................................  02/15/05      9,508         9,507,889

                                                            PAR
                                               MATURITY    (000)          VALUE
                                               --------   --------   ---------------
CONSUMER RECEIVABLES-(CONTINUED)

USAA Auto Owner Trust-Series 2004-1, Class
  A-1, Notes
  1.08%......................................  03/15/05   $ 35,146   $    35,146,114
                                                                     ---------------
                                                                          72,464,746
                                                                     ---------------
STRUCTURED-5.21%

Granite Mortgages PLC (United Kingdom)-Series
  2004-1, Class 1A-1,
  Floating Rate Bonds,
  1.56%(d)...................................  12/20/04     97,418        97,417,723
Holmes Financing (No. 8) PLC (United
  Kingdom)-Series 8, Class 1A,
  Floating Rate Bonds,
  1.55%(d)...................................  04/15/05    182,000       182,000,000
Paragon Mortgages PLC (United Kingdom)-Series
  6A, Class A-1,
  Floating Rate Bonds
  (Acquired 10/06/03; Cost $104,634,624)
  1.62%(b)(d)................................  09/15/04    104,635       104,634,624
Permanent Financing (No. 3) PLC (United
  Kingdom)-Series 3, Class 1A,
  Floating Rate Bonds (Halifax PLC-ABS
  Program Sponsor)
  1.53%(d)...................................  12/10/04    150,000       150,000,000
Permanent Financing (No. 4) PLC (United
  Kingdom)-Series 4, Class 1A,
  Floating Rate Bonds (Halifax PLC-ABS
  Program Sponsor)
  1.52%(d)...................................  03/10/05    175,000       175,000,000
Residential Mortgage Securities (United
  Kingdom)-Series 16A, Class A-1, Floating
  Rate Bonds
  (Acquired 09/16/03; Cost $20,488,320)
  1.59%(b)(d)................................  09/11/04     20,488        20,488,320
Residential Mortgage Securities (United
  Kingdom)-Series 17A, Class A-1, Floating
  Rate Bonds
  (Acquired 02/10/04; Cost $122,362,100)
  1.61%(b)(d)................................  02/14/05    122,362       122,362,100
RMAC, Series 2004-NS2A, Class A-1, Puttable
  Floating Rate Bonds
  (Acquired 06/14/04; Cost $185,000,000)
  1.57%(b)(d)................................  06/12/05    185,000       185,000,000
                                                                     ---------------
                                                                       1,036,902,767
                                                                     ---------------
STRUCTURED INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-3.72%

Beta Finance Inc., Floating Rate MTN
  (Citibank International PLC-ABS Program
  Sponsor)
  (Acquired 10/02/03; Cost $99,980,000)
  1.55%(b)(d)................................  10/15/04    100,000        99,997,628
  (Acquired 10/02/03; Cost $49,990,000)
  1.55%(b)(d)................................  10/15/04     50,000        49,998,824
  (Acquired 10/06/03; Cost $199,960,000)
  1.55%(b)(d)................................  10/18/04    200,000       199,994,905
  (Acquired 10/06/03; Cost $164,967,000)
  1.55%(b)(d)................................  10/19/04    165,000       164,995,696
  (Acquired 10/06/03; Cost $99,980,000)
  1.55%(b)(d)................................  10/20/04    100,000        99,997,322

                                                            PAR
                                               MATURITY    (000)          VALUE
                                               --------   --------   ---------------
STRUCTURED INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-(CONTINUED)

  (Acquired 05/13/04; Cost $50,000,000)
  2.01%(b)...................................  05/20/05   $ 50,000   $    50,000,000
Whitehawk CDO Funding, Ltd. (Cayman
  Islands)-Series 2004-1A, Class AMMA,
  Floating Rate Bonds
  (Acquired 07/29/04; Cost $75,000,000)
  1.71%(b)(f)................................  03/15/05     75,000        75,000,000
                                                                     ---------------
                                                                         739,984,375
                                                                     ---------------
     Total Asset-Backed Securities (Cost
       $1,849,351,888).......................                          1,849,351,888
                                                                     ---------------

TIME DEPOSITS-6.21%

Societe Generale-Cayman (France)
  1.56%......................................  09/01/04    635,518       635,518,415
U.S. Bank, N.A.-Cayman
  1.50%......................................  09/01/04    600,000       600,000,000
                                                                     ---------------
     Total Time Deposits (Cost
       $1,235,518,415).......................                          1,235,518,415
                                                                     ---------------

PROMISSORY NOTES-4.88%

Goldman Sachs Group, Inc. (The)
  (Acquired 03/08/04; Cost $250,000,000)
  1.52%(b)(e)(g).............................  10/08/04    250,000       250,000,000
  (Acquired 03/08/04; Cost $250,000,000)
  1.69%(b)(e)(g).............................  10/08/04    250,000       250,000,000
  (Acquired 06/21/04; Cost $155,000,000)
  1.68%(b)(e)(g).............................  12/20/04    155,000       155,000,000
  (Acquired 06/28/04; Cost $120,000,000)
  1.69%(b)(e)(g).............................  12/27/04    120,000       120,000,000
  (Acquired 07/13/04; Cost $196,000,000)
  1.69%(b)(e)(g).............................  01/10/05    196,000       196,000,000
                                                                     ---------------
     Total Promissory Notes (Cost
       $971,000,000).........................                            971,000,000
                                                                     ---------------

MEDIUM-TERM NOTES-4.73%

Allstate Life Global Funding II, Floating
  Rate MTN
  (Acquired 11/18/03; Cost $130,000,000)
  1.60%(b)(d)................................  12/15/10    130,000       130,000,000
  (Acquired 03/08/04; Cost $140,000,000)
  1.55%(b)(d)................................  04/08/14    140,000       140,000,000
General Electric Capital Corp., Floating Rate
  MTN
  1.66%(d)...................................  07/09/07    332,900       332,900,000
MetLife Global Funding, Floating Rate MTN
  (Acquired 08/20/03; Cost $90,000,000)
  1.61%(b)(d)................................  09/12/08     90,000        90,000,000
MetLife Global Funding, Floating Rate Global
  MTN
  (Acquired 04/03/03; Cost $149,342,050)
  1.68%(b)(d)................................  04/28/08    149,300       149,339,120
Royal Bank of Canada (Canada), Floating Rate
  Yankee MTN
  1.55%(d)...................................  11/07/08    100,000       100,000,000
                                                                     ---------------
     Total Medium-Term Notes (Cost
       $942,239,120).........................                            942,239,120
                                                                     ---------------


                                                            PAR
                                               MATURITY    (000)          VALUE
                                               --------   --------   ---------------
VARIABLE RATE DEMAND NOTES-4.22%(H)

INSURED-1.60%(C)(I)

Alaska (State of) Housing Finance Corp.;
  Taxable Home Mortgage Series 2002 B RB
  1.60%......................................  12/01/36   $  8,100   $     8,100,000
Baptist Health System of South Florida;
  Taxable Series 1995 A RB
  1.57%......................................  05/15/17        200           200,000
Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program); Taxable Series 1998 F-2 RB
  1.63%......................................  11/15/16      4,831         4,830,771
Florida (State of) Housing Finance Agency;
  Taxable Housing Series 1993 A RB
  1.57%......................................  01/01/34     30,400        30,400,000
Florida (State of) Housing Finance Corp.
  (Affordable Housing);
  Taxable Series 2002 A RB
  1.57%......................................  01/01/47     39,670        39,670,000
Illinois (State of) Student Assistance
  Commission; Student Loan
  Taxable Series 1999 B-II RB
  1.57%......................................  09/01/34      2,000         2,000,000
  Taxable Series 1999 B-III RB
  1.57%......................................  09/01/34      4,650         4,650,000
Loanstar Asset Partners II; Taxable Student
  Loan RB
  (Acquired 11/14/02; Cost $25,000,000)
  Series 2001 Tranche 1
  1.57%(b)...................................  09/01/36     25,000        25,000,000
  (Acquired 08/02/04; Cost $60,000,000)
  Series 2002 Tranche 1
  1.57%(b)...................................  08/01/37     60,000        60,000,000
  (Acquired 08/02/04; Cost $40,000,000)
  Series 2002 Tranche 2
  1.57%(b)...................................  08/01/37     40,000        40,000,000
  (Acquired 08/02/04; Cost $50,000,000)
  Series 2002 Tranche 3
  1.57%(b)...................................  08/01/37     50,000        50,000,000
  (Acquired 08/02/04; Cost $50,000,000)
  Series 2002 Tranche 4
  1.57%(b)...................................  08/01/37     50,000        50,000,000
New Orleans (City of), Louisiana; Taxable
  Pension Series 2000 RB
  1.57%......................................  09/01/30      4,200         4,200,000
                                                                     ---------------
                                                                         319,050,771
                                                                     ---------------
LETTER OF CREDIT-2.62%(J)

Advocare of South Carolina Inc.; Series 1997
  Bonds (LOC-Wachovia Bank N.A.)
  (Acquired 03/28/02; Cost $9,850,000)
  1.62%(b)(i)................................  06/01/17      9,850         9,850,000
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project);
  Taxable Series 1999 B RB (LOC-Wachovia Bank
  N.A.)
  1.64%(i)...................................  01/01/15      7,575         7,575,000
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank N.A.)
  (Acquired 05/17/04; Cost $1,000,000)
  1.65%(b)(i)................................  07/01/08      1,000         1,000,000
Botsford (City of), Michigan General
  Hospital; Taxable Series 1997 A RB (LOC-ABN
  AMRO Bank N.V.)
  1.62%(e)...................................  02/15/27     10,100        10,100,000

                                                            PAR
                                               MATURITY    (000)          VALUE
                                               --------   --------   ---------------
LETTER OF CREDIT-(CONTINUED)

Brooks (County of), Georgia Development
  Authority (Langboard Inc. Project); Taxable
  Series 2003 IDR (LOC-Bank of America N.A.)
  1.63%(i)...................................  05/01/18   $  9,999   $     9,999,000
Brosis Finance, LLC; Series 1999 Bonds
  (LOC-Wachovia Bank N.A.)
  1.62%(i)...................................  09/01/19     17,900        17,900,000
Capital One Funding Corp.;
  Series 1999-F Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  1.64%(i)...................................  12/02/19      5,588         5,588,000
  Series 2000-B Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  (Acquired 12/30/03; Cost $19,000)
  1.64%(b)(i)................................  07/01/20         19            19,000
  Series 2000-C Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  1.64%(i)...................................  09/01/20      4,000         4,000,000
Carlton Arms of Ocala; Floating Rate Series
  2002 Bonds
  (LOC-Wachovia Bank N.A.)
  (Acquired 07/31/03; Cost $18,500,000)
  1.63%(b)(i)................................  09/01/34     18,500        18,500,000
Chatham Capital Corp.; Series 2000 Floating
  Rate Notes
  (LOC-JPMorgan Chase Bank)
  1.64%(i)...................................  07/01/20        449           449,000
Corp. Finance Managers Inc.; Floating Rate
  Notes (LOC-Wells Fargo Bank N.A.)
  1.65%(i)...................................  02/02/43      1,000         1,000,000
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.)
  (Acquired 06/25/02; Cost $10,035,000)
  1.64%(b)(i)................................  08/31/16     10,035        10,035,000
Emerald Bay Club L.P.; Series 2004 Floating
  Rate Notes
  (LOC-ABN AMRO Bank N.V.)
  1.63%(i)...................................  12/01/15      8,000         8,000,000
Fayette (County of), Ohio (Fayette County
  Memorial Hospital);
  Taxable Series 2003 RB (LOC-National City
  Bank)
  1.63%(i)...................................  08/01/23        300           300,000
Folk Financial Services Inc.-Series A,
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  1.68%(i)...................................  10/15/27        800           800,000
Gulf States Paper Corp.; Series 1998 Unsec.
  Floating Rate Bonds
  (LOC-Wachovia Bank N.A.)
  1.60%(i)...................................  11/01/18     25,000        25,000,000
Illinois (State of) Finance Authority
  (Fairview); Taxable Refunding Series 2004 C
  RB (LOC-ABN AMRO Bank N.V.)
  1.70%(i)...................................  08/15/34     14,100        14,100,000
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1997 B RB (LOC-JPMorgan Chase Bank)
  1.57%(i)...................................  09/01/31      7,800         7,800,000
JCR Harbour Pointe LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.63%(i)...................................  02/01/09      2,300         2,300,000
JPV Capital LLC; Series 1999-A Floating Rate
  Notes
  (LOC-ABN AMRO Bank N.V.)
  1.70%(i)...................................  12/01/39      2,000         2,000,000

                                                            PAR
                                               MATURITY    (000)          VALUE
                                               --------   --------   ---------------
LETTER OF CREDIT-(CONTINUED)

JRC Hampton Bay LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.63%(i)...................................  02/01/09   $  5,815   $     5,815,000
Kamps Capital LLC; Series 2003 Floating Rate
  Notes
  (LOC-Federal Home Loan Bank)
  1.58%(i)...................................  09/01/33      7,638         7,638,388
Lehigh (County of), Pennsylvania Industrial
  Development Authority (Bouras Industries);
  Taxable Series 2002 C IDR (LOC-Wachovia
  Bank N.A.)
  1.68%(i)...................................  11/01/13        774           774,000
LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.63%(i)...................................  02/01/18     55,200        55,200,000
Macatawa Capital Partners LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  1.63%(i)...................................  12/01/53      4,660         4,660,000
Mesivta of Greater Los Angeles, California;
  Series 2004 Floating Rate Bonds (LOC-Bank
  of America N.A.)
  1.70%(i)...................................  06/01/29      5,000         5,000,000
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project);
  IDR (LOC-Wachovia Bank N.A.)
  (Acquired 05/04/04; Cost $5,000,000)
  Taxable Incremental Series 2004
  1.63%(b)(i)................................  03/01/19      5,000         5,000,000
  (Acquired 05/04/04; Cost $40,000,000)
  Taxable Series 2002
  1.63%(b)(i)................................  05/01/17     40,000        40,000,000
New York (State of), Anti-Defamation League
  Foundation;
  Taxable Series 2004 A RB (LOC-Bank of New
  York)
  1.61%(i)...................................  01/01/34      6,000         6,000,000
New York (State of) Housing Finance Agency;
  Taxable Service Contract Refunding Series
  2003 F RB (LOC-State Street Bank & Trust
  Co.)
  1.58%(i)...................................  09/15/07      8,000         8,000,000
Port Blakely (Communities of), Washington;
  Taxable Series 2001 C RB (LOC-Bank of
  America N.A.)
  1.55%(i)...................................  02/15/21      7,500         7,500,000
Porterfield Family Partners, L.P.; Series
  2004 Floating Rate Notes (LOC-Wachovia Bank
  N.A.)
  1.65%(i)...................................  07/01/14      3,200         3,200,000
R.G. Ray Corp.; Series 2000 Floating Rate
  Bonds (LOC-ABN AMRO Bank N.V.)
  1.70%(i)...................................  01/01/15      3,409         3,409,000
Rockwood Quarry, LLC; Floating Rate Notes
  (LOC-Fifth Third Bank)
  1.58%(i)...................................  12/01/22      4,999         4,999,000
Roman Catholic Diocese of Charlotte;
  Series 2002 Floating Rate Bonds
  (LOC-Wachovia Bank N.A.)
  1.63%(i)...................................  05/01/14     13,272        13,272,000
S&L Capital LLC; Floating Rate Notes
  (LOC-Comerica Bank)
  1.68%(i)...................................  11/04/42        774           774,000
San Jose (City of), California Redevelopment
  Agency (Merged Area);
  RB (LOC-Bank of New York)
  Taxable Series 2002 G
  1.60%(i)...................................  08/01/29        976           975,657
  Taxable Series 2002 H
  1.60%(i)...................................  08/01/29     10,827        10,827,119

                                                            PAR
                                               MATURITY    (000)          VALUE
                                               --------   --------   ---------------
LETTER OF CREDIT-(CONTINUED)

Savannah College of Art & Design; Series 2004
  RB
  (LOC-Bank of America N.A.)
  1.63%(i)...................................  04/01/24   $ 12,000   $    12,000,000
Sebastian Commons L.P.; Series 2003 Floating
  Rate Notes
  (LOC-Bank of America N.A.)
  1.60%(i)...................................  09/01/28      3,974         3,974,000
Shepherd Capital LLC; Floating Rate Notes
  (LOC-Federal Home Loan Bank)
  Series 2004 A
  1.58%(i)...................................  07/01/54     10,000        10,000,000
  Series 2003 D
  1.58%(i)...................................  10/01/53      4,366         4,365,847
Shepherd Capital LLC; Floating Rate Notes
  (LOC-Wachovia Bank N.A.)
  1.63%(i)...................................  11/01/52      9,870         9,870,000
TP Racing L.L.L.P.; Series 2000 Floating Rate
  Notes
  (LOC-JPMorgan Chase Bank)
  1.64%(i)...................................  06/01/30     28,670        28,670,000
Union (County of), Arkansas (Del-Tin Fiber
  LLC Project);
  Taxable Series 1998 IDR (LOC-JPMorgan Chase
  Bank)
  1.63%(i)...................................  10/01/27     34,400        34,400,000
University of Virginia Real Estate
  Foundation; Taxable Series 2001 RB
  (LOC-Wachovia Bank N.A.)
  (Acquired 07/31/03; Cost $47,130,000)
  1.65%(b)(i)................................  07/01/26     47,130        47,130,000
Wake Forest University; Series 1997 Floating
  Rate Bonds
  (LOC-Wachovia Bank N.A.)
  1.62%(i)...................................  07/01/17      6,900         6,900,000
West Michigan Heart Capital LLC; Series 2004
  A Floating Rate Notes
  (LOC-Fifth Third Bank)
  1.63%(i)...................................  05/01/44     10,000        10,000,000
Wisconsin (State of) Heart Hospital; Taxable
  Series 2003 RB
  (LOC-JPMorgan Chase Bank)
  1.60%(i)...................................  11/01/23     14,800        14,800,000
                                                                     ---------------
                                                                         521,469,011
                                                                     ---------------
    Total Variable Rate Demand Notes (Cost
      $840,519,782)..........................                            840,519,782
                                                                     ---------------

MASTER NOTE AGREEMENTS-4.13%(K)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 05/26/04; Cost $800,000,000)
  1.70%(b)(l)................................  10/06/04    800,000       800,000,000
  (Acquired 08/23/04; Cost $23,000,000)
  1.70%(b)(l)................................  02/23/05     23,000        23,000,000
                                                                     ---------------
    Total Master Note Agreements (Cost
      $823,000,000)..........................                            823,000,000
                                                                     ---------------

                                                            PAR
                                               MATURITY    (000)          VALUE
                                               --------   --------   ---------------

U.S. GOVERNMENT AGENCY SECURITIES-2.69%

FEDERAL HOME LOAN BANK (FHLB)-2.11%

Unsec. Bonds
  1.20%......................................  02/28/05   $ 75,000   $    74,965,385
  1.31%......................................  04/11/05    195,000       195,000,000
Unsec. Floating Rate Bonds
  1.53%(f)...................................  01/05/05    150,000       149,997,403
                                                                     ---------------
                                                                         419,962,788
                                                                     ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.58%

Unsec. Notes
  1.66%......................................  05/20/05    115,000       115,000,000
                                                                     ---------------
      Total U.S. Government Agency Securities
        (Cost $534,962,788)..................                            534,962,788
                                                                     ---------------

FUNDING AGREEMENTS-2.34%

New York Life Insurance Co.
  (Acquired 04/07/04; Cost $250,000,000)
  1.57%(b)(d)(g).............................  04/06/05    250,000       250,000,000
Travelers Insurance Co. (The)
  (Acquired 11/25/03; Cost $115,000,000)
  1.87%(b)(f)(g).............................  11/24/04    115,000       115,000,000
  (Acquired 08/27/04; Cost $100,000,000)
  1.88%(b)(f)(g).............................  08/26/05    100,000       100,000,000
                                                                     ---------------
    Total Funding Agreements (Cost
      $465,000,000)..........................                            465,000,000
                                                                     ---------------

PUTTABLE RESET NOTES-0.89%

Merck & Co. Inc.; PURS Notes
  (Acquired 02/23/04; Cost $103,170,600)
  4.48%(b)...................................  02/22/05    100,000       101,511,464
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  5.01%......................................  06/01/05     75,000        76,632,952
                                                                     ---------------
    Total Puttable Reset Notes (Cost
      $178,144,416)..........................                            178,144,416
                                                                     ---------------
    Total Investments (excluding Repurchase
      Agreements) (Cost $15,504,106,081).....                         15,504,106,081
                                                                     ---------------

REPURCHASE AGREEMENTS-22.16%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.58%(m)...................................  09/01/04     10,000        10,000,000
Banc of America Securities LLC
  1.60%(n)...................................  09/01/04    163,500       163,500,000
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.58%(o)...................................  09/01/04    148,000       148,000,000
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.49%(p)...................................  09/01/04    250,000       250,000,000
  1.55%(q)...................................  09/01/04    181,287       181,286,646
  1.58%(r)...................................  09/01/04    125,080       125,080,099
Bear, Stearns & Co., Inc.
  1.55%(s)...................................  09/01/04    200,000       200,000,000
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.62%(t)...................................  09/01/04    760,000       760,000,000

                                                            PAR
                                               MATURITY    (000)          VALUE
                                               --------   --------   ---------------
REPURCHASE AGREEMENTS-(CONTINUED)

Citigroup Global Markets Inc.
  1.58%(u)...................................  09/01/04   $ 23,000   $    23,000,000
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.32%(v)...................................  04/15/05    400,000       400,000,000
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.57%(w)...................................  09/01/04    498,000       498,000,000
Goldman, Sachs & Co.
  1.58%(x)...................................  09/01/04     67,686        67,686,291
Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  1.60%(y)...................................  09/01/04    287,500       287,500,000
Morgan Stanley & Co. Inc.
  1.60%(z)...................................  09/01/04    148,000       148,000,000
Societe Generale-New York Branch (France)
  1.60%(aa)..................................  09/01/04     59,000        59,000,000
UBS Warburg LLC-New York Branch (Switzerland)
  1.59%(ab)..................................  09/01/04    200,000       200,000,000
Wachovia Securities, Inc.
  1.60%(ac)..................................  09/01/04    405,000       405,000,000
  1.63%(ad)..................................  09/01/04    425,000       425,000,000
WestLB A.G.-New York Branch (Germany)
  1.60%(ae)..................................  09/01/04     62,000        62,000,000
                                                                     ---------------
    Total Repurchase Agreements (Cost
      $4,413,053,036)........................                          4,413,053,036
                                                                     ---------------
TOTAL INVESTMENTS-100.03% (Cost
  $19,917,159,117)(af).......................                         19,917,159,117
                                                                     ---------------
OTHER ASSETS LESS LIABILITIES-(0.03%)........                             (5,029,843)
                                                                     ---------------
NET ASSETS-100.00%...........................                        $19,912,129,274
                                                                     ===============

Investment Abbreviations:

ABS     - Asset Backed Security
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium Term Notes
PURS    - Puttable Reset Securities
RB      - Revenue Bonds
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2004 was $8,812,103,075, which represented 44.25% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(d) Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2004.
(e) Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2004.

(f) Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2004.
(g) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at August 31, 2004 was $1,436,000,000, which represented 7.21% of the Fund's net assets.
(h) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(i) Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2004.
(j) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(l) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice. The interest rate on master notes is redetermined daily. Rate shown is the rate in effect on August 31, 2004.
(m) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $175,007,681. Collateralized by $167,623,000 U.S. Government obligations, 2.13% to 7.25% due 02/15/05 to 05/15/30 with an aggregate market value at 08/31/04 of $178,500,291. The amount to be received upon repurchase by the Fund is $10,000,439.
(n) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,011,111. Collateralized by $265,733,660 U.S. Government obligations, 5.50% due 04/01/34 to 08/01/34 with an aggregate market value at 08/31/04 of $255,000,001. The amount to be received upon repurchase by the Fund is $163,507,267.
(o) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,013,167. Collateralized by $300,389,000 U.S. Government obligations, 0% to 7.25% due 09/09/04 to 03/15/11 with an aggregate market value at 08/31/04 of $306,000,390. The amount to be received upon repurchase by the Fund is $148,006,496.
(p) Repurchase agreement entered into 08/31/04 with a maturing value of $250,010,347. Collateralized by $256,403,000 U.S. Treasury obligations, 0% due 12/30/04 to 01/06/05 with a market value at 08/31/04 of $255,000,858.
(q) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,764. Collateralized by a $255,162,000 U.S. Treasury obligation, 1.88% due 12/31/05 with a market value at 08/31/04 of $255,000,984. The amount to be received upon repurchase by the Fund is $181,294,451.
(r) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $591,631,349. Collateralized by $605,000,000 U.S. Government obligations, 0% to 4.70% due 01/11/05 to 07/15/33 with an aggregate market value at 08/31/04 of $603,437,546. The amount to be received upon repurchase by the Fund is $125,085,589.
(s) Repurchase agreement entered into 08/31/04 with a maturing value of $200,008,611. Collateralized by $257,357,000 U.S. Government obligations, 0% to 9.38% due 12/07/04 to 05/15/30 with a market value at 08/31/04 of
     $205,709,596.
(t) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $795,035,830. Collateralized by $820,517,739 corporate obligations, 0% to 13.44% due 05/01/05 to 02/01/34 with an aggregate market value at 08/31/04 of $834,095,132. The amount to be received upon repurchase by the Fund is $760,034,253.
(u) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $175,007,681. Collateralized by $169,084,000 U.S. Government obligations, 4.75% to 6.38% due 06/15/09 to 07/28/16 with an aggregate market value at 08/31/04 of $178,500,861. The amount to be received upon repurchase by the Fund is $23,001,009.
(v) Term repurchase agreement entered into 03/23/04; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $844,035,000 U.S. Government obligations, 0% to 7.25% due 11/18/04 to 05/15/30 with an aggregate market value at 08/31/04 of $408,001,581.
(w) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $500,021,806. Collateralized by $500,662,000 U.S. Government obligations, 0% to 7.13% due 09/03/04 to 05/01/30 with an aggregate market value at 08/31/04 of $510,004,859. The amount to be received upon repurchase by the Fund is $498,021,718.
(x) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,972. Collateralized by $250,256,000 U.S. Government obligations, 1.50% to 7.54% due 08/15/05 to 09/15/29 with an aggregate market value at 08/31/04 of $255,000,041. The amount to be received upon repurchase by the Fund is $67,689,262.
(y) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $500,022,222. Collateralized by $542,389,895 U.S. Government obligations, 0% to 9.38% due 10/15/04 to 09/01/34 with an aggregate market value at 08/31/04 of $510,001,643. The amount to be received upon repurchase by the Fund is $287,512,778.
(z) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,011,111. Collateralized by $276,758,369 U.S. Government obligations, 4.48% to 6.50% due 07/01/14 to 09/01/34 with an aggregate market value at 08/31/04 of $256,694,508. The amount to be received upon repurchase by the Fund is $148,006,578.

(aa) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,011,111. Collateralized by $331,039,330 U.S. Government obligations, 0% to 5.77% due 10/15/06 to 06/01/34 with an aggregate market value at 08/31/04 of $255,000,000. The amount to be received upon repurchase by the Fund is $59,002,622.
(ab) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,011,042. Collateralized by $251,223,337 U.S. Government obligations, 3.19% to 5.31% due 02/01/23 to 04/01/37 with an aggregate market value at 08/31/04 of $255,000,217. The amount to be received upon repurchase by the Fund is $200,008,833.
(ac) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $500,022,222. Collateralized by $535,536,990 U.S. Government obligations, 0% to 5.25% due 01/15/06 to 08/20/34 with an aggregate market value at 08/31/04 of $510,002,099. The amount to be received upon repurchase by the Fund is $405,018,000.
(ad) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $500,022,639. Collateralized by $510,821,311 corporate obligations, 0% to 6.62% due 11/15/16 to 07/15/41 with an aggregate market value at 08/31/04 of $525,000,001. The amount to be received upon repurchase by the Fund is $425,019,243.
(ae) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $200,008,889. Collateralized by $197,411,677 U.S. Government obligations, 3.77% to 6.32% due 04/01/11 to 05/01/36 with an aggregate market value at 08/31/04 of $204,000,000. The amount to be received upon repurchase by the Fund is $62,002,756.
(af) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 2004

ASSETS:

Investments, excluding repurchase agreements, at value (cost
  $15,504,106,081)..........................................  $15,504,106,081
Repurchase agreements (cost $4,413,053,036).................    4,413,053,036
                                                              ---------------
     Total investments (cost $19,917,159,117)...............   19,917,159,117
                                                              ---------------
Receivables for:
  Interest..................................................       18,658,707
  Amount due from advisor...................................          215,439
Investment for trustee deferred compensation and retirement
  plans.....................................................          805,579
Other assets................................................          501,689
                                                              ---------------
     Total assets...........................................   19,937,340,531
                                                              ===============

LIABILITIES:

Payables for:
  Amount due custodian......................................           63,746
  Dividends.................................................       21,869,579
  Trustee deferred compensation and retirement plans........        1,604,916
Accrued distribution fees...................................          808,867
Accrued trustees' fees......................................           27,000
Accrued transfer agent fees.................................          551,851
Accrued operating expenses..................................          285,298
                                                              ---------------
     Total liabilities......................................       25,211,257
                                                              ---------------
Net assets applicable to shares outstanding.................  $19,912,129,274
                                                              ===============

NET ASSETS CONSIST OF:

  Shares of beneficial interest.............................  $19,910,617,213
  Undistributed net investment income.......................        2,683,741
  Undistributed net realized gain (loss) from investment
     securities.............................................       (1,171,680)
                                                              ---------------
                                                              $19,912,129,274
                                                              ===============

NET ASSETS:

Institutional Class.........................................  $13,426,785,531
                                                              ===============
Private Investment Class....................................  $ 1,078,780,144
                                                              ===============
Personal Investment Class...................................  $    48,166,276
                                                              ===============
Cash Management Class.......................................  $ 4,341,262,310
                                                              ===============
Reserve Class...............................................  $    64,941,524
                                                              ===============
Resource Class..............................................  $   952,193,489
                                                              ===============

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES AUTHORIZED:

Institutional Class.........................................   13,425,531,866
                                                              ===============
Private Investment Class....................................    1,078,750,839
                                                              ===============
Personal Investment Class...................................       48,167,597
                                                              ===============
Cash Management Class.......................................    4,341,058,999
                                                              ===============
Reserve Class...............................................       64,944,762
                                                              ===============
Resource Class..............................................      952,162,648
                                                              ===============
Net asset value, offering and redemption price per share for
  each class................................................  $          1.00
                                                              ===============

See accompanying notes which are an integral part of the financial statements.

                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2004

INVESTMENT INCOME:

Interest....................................................  $264,686,700
Interest from affiliates....................................        39,135
                                                              ------------
     Total investment income................................   264,725,835
                                                              ------------

EXPENSES:

Advisory fees...............................................    34,315,824
Administrative services fees................................     1,186,316
Custodian fees..............................................       954,204
Distribution fees:
  Private Investment Class..................................     4,950,036
  Personal Investment Class.................................       342,968
  Cash Management Class.....................................     4,199,108
  Reserve Class.............................................       656,410
  Resource Class............................................     2,156,349
Transfer agent fees.........................................     3,726,303
Trustees' fees and retirement benefits......................       380,419
Other.......................................................     1,094,616
                                                              ------------
     Total expenses.........................................    53,962,553
Less: Fees waived and expenses reimbursed...................   (17,199,325)
                                                              ------------
     Net expenses...........................................    36,763,228
                                                              ------------
Net investment income.......................................   227,962,607
Net realized gain (loss) from investment securities.........    (1,166,396)
                                                              ------------
Net increase in net assets resulting from operations........  $226,796,211
                                                              ============

See accompanying notes which are an integral part of the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                  FOR THE YEARS ENDED AUGUST 31, 2004 AND 2003

                                                                   2004               2003
                                                              ---------------    ---------------
OPERATIONS:

  Net investment income.....................................  $   227,962,607    $   437,437,928
  Net realized gain (loss) from investment securities.......       (1,166,396)           222,356
                                                              ---------------    ---------------
     Net increase in net assets resulting from operations...      226,796,211        437,660,284
                                                              ---------------    ---------------
Distributions to shareholders from net investment income:
  Institutional Class.......................................     (170,818,620)      (339,841,789)
  Private Investment Class..................................       (7,433,486)        (9,944,836)
  Personal Investment Class.................................         (227,234)          (251,405)
  Cash Management Class.....................................      (40,300,094)       (72,636,877)
  Reserve Class.............................................         (115,498)          (240,042)
  Resource Class............................................       (9,067,675)       (14,522,979)
                                                              ---------------    ---------------
     Decrease in net assets resulting from distributions....     (227,962,607)      (437,437,928)
                                                              ---------------    ---------------
Share transactions-net:
  Institutional Class.......................................   (7,813,073,189)    (7,882,172,341)
  Private Investment Class..................................      100,451,125        169,919,767
  Personal Investment Class.................................          902,889         16,988,324
  Cash Management Class.....................................     (132,118,699)    (1,286,520,760)
  Reserve Class.............................................        7,863,084          5,802,855
  Resource Class............................................     (287,130,729)      (306,784,517)
                                                              ---------------    ---------------
     Net increase (decrease) in net assets resulting from
       share transactions...................................   (8,123,105,519)    (9,282,766,672)
                                                              ---------------    ---------------
     Net increase (decrease) in net assets..................   (8,124,271,915)    (9,282,544,316)
                                                              ---------------    ---------------

NET ASSETS:

  Beginning of year.........................................   28,036,401,189     37,318,945,505
                                                              ---------------    ---------------
  End of year (including undistributed net investment income of $2,683,741 and $(502) for 2004 and 2003,
     respectively)..........................................  $19,912,129,274    $28,036,401,189
                                                              ===============    ===============

See accompanying notes which are an integral part of the financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                                AUGUST 31, 2004

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On November 24, 2003, the Fund was restructured from a separate series of Short-Term Investments Co. to a new series portfolio of the Trust.

     The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

     Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

     A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

     C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

     D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

     E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

     F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2 -- ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

     The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above:
(i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended August 31, 2004, AIM waived fees of $14,199,446.

     For the year ended August 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $3,251 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO Funds, including legal, audit shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

     The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $1,186,316 for such services.

     The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $3,420,245 for such services.

     Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $2,970,021, $251,510, $3,359,286, $571,077 and $2,156,349, respectively, after FMC waived
Plan fees of $1,980,015, $91,458, $839,822, $85,333 and $0, respectively.

     Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3 -- TRUSTEES' FEES

     Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

     Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

     Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

     During the year ended August 31, 2004, the Fund paid legal fees of $68,308 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4 -- BORROWINGS

     Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the year ended August 31, 2004.

     Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5 -- ADVANCES TO AFFILIATES

     Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds and INVESCO Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                         TRANSACTIONS DURING THE PERIOD

                                                                                            AVERAGE
                               ADVANCES     INCREASES IN   DECREASES IN     ADVANCES      ADVANCES FOR
                              OUTSTANDING   ADVANCES TO     ADVANCES TO    OUTSTANDING   NUMBER OF DAYS   INTEREST
                               08/31/03      AFFILIATES     AFFILIATES      08/31/04      OUTSTANDING      INCOME
                              -----------   ------------   -------------   -----------   --------------   --------
AIM High Yield Fund.........    $   --      $222,599,000   $(222,599,000)    $   --       $13,912,438     $ 8,775
INVESCO Core Equity
  Fund(a)...................        --        49,445,000     (49,445,000)        --         6,180,625       3,362
INVESCO Dynamics Fund(b)....        --       489,199,000    (489,199,000)        --         8,894,527      25,167
INVESCO Gold & Precious
  Metals Fund(c)............        --         4,024,000      (4,024,000)        --         2,012,000         132
INVESCO Small Company Growth
  Fund(d)...................        --         5,567,405      (5,567,405)        --         1,391,851         337
INVESCO Total Return
  Fund(e)...................        --        17,775,000     (17,775,000)        --        17,775,000         709
INVESCO VIF-Dynamics
  Fund(f)...................        --         9,830,000      (9,830,000)        --         2,457,500         653
                                ------      ------------   -------------     ------       -----------     -------
                                $   --      $798,439,405   $(798,439,405)    $   --       $52,623,941     $39,135
                                ======      ============   =============     ======       ===========     =======

---------------

(a) Effective October 15, 2004, Fund was renamed AIM Core Stock Fund.
(b) Effective October 15, 2004, Fund was renamed AIM Dynamics Fund.
(c) Effective October 15, 2004, Fund was renamed AIM Gold & Precious Metals
    Fund.
(d) Effective October 15, 2004, Fund was renamed AIM Small Company Growth Fund.
(e) Effective October 15, 2004, Fund was renamed AIM Total Return Fund.
(f) Effective October 15, 2004, Fund was renamed AIM V.I. Dynamics Fund.

NOTE 6 -- DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

     Distributions to Shareholders:

     The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                2004            2003
                                                            ------------    ------------
Distributions paid from ordinary income...................  $227,962,607    $437,437,928
                                                            ============    ============

     Tax Components of Net Assets:

     As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
                                                              ---------------
Undistributed ordinary income...............................  $     3,937,792
Temporary book/tax differences..............................       (1,254,051)
Post-October capital loss deferral..........................       (1,171,680)
Shares of beneficial interest...............................   19,910,617,213
                                                              ---------------
Total net assets............................................  $19,912,129,274
                                                              ===============

     The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

NOTE 7 -- SHARE INFORMATION

     The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                        CHANGES IN SHARES OUTSTANDING(a)

                                                         YEAR ENDED AUGUST 31,
                              ---------------------------------------------------------------------------
                                              2004                                   2003
                              ------------------------------------   ------------------------------------
                                   SHARES             AMOUNT              SHARES             AMOUNT
                              ----------------   -----------------   ----------------   -----------------
Sold:
  Institutional Class.......   220,538,317,502   $ 220,538,317,502    419,054,374,755   $ 419,054,374,755
  Private Investment
     Class..................    10,308,011,876      10,308,011,876      9,405,817,790       9,405,817,790
  Personal Investment
     Class..................       336,308,705         336,308,705        133,770,375         133,770,375
  Cash Management Class.....    55,620,771,261      55,620,771,261     66,799,786,336      66,799,786,336
  Reserve Class.............       250,536,437         250,536,437        102,414,453         102,414,453
  Resource Class............     7,934,774,147       7,934,774,147      8,435,843,716       8,435,843,716
Issued as reinvestment of
  dividends:
  Institutional Class.......        59,472,467          59,472,467         93,354,431          93,354,431
  Private Investment
     Class..................         2,478,586           2,478,586          4,021,536           4,021,536
  Personal Investment
     Class..................           149,496             149,496            178,509             178,509
  Cash Management Class.....        21,658,334          21,658,334         44,707,654          44,707,654
  Reserve Class.............            81,409              81,409            257,929             257,929
  Resource Class............         7,076,048           7,076,048         12,586,231          12,586,231
Reacquired:
  Institutional Class.......  (228,410,863,158)   (228,410,863,158)  (427,029,901,527)   (427,029,901,527)
  Private Investment
     Class..................   (10,210,039,337)    (10,210,039,337)    (9,239,919,559)     (9,239,919,559)
  Personal Investment
     Class..................      (335,555,312)       (335,555,312)      (116,960,560)       (116,960,560)
  Cash Management Class.....   (55,774,548,294)    (55,774,548,294)   (68,131,014,750)    (68,131,014,750)
  Reserve Class.............      (242,754,762)       (242,754,762)       (96,869,527)        (96,869,527)
  Resource Class............    (8,228,980,924)     (8,228,980,924)    (8,755,214,464)     (8,755,214,464)
                              ----------------   -----------------   ----------------   -----------------
                                (8,123,105,519)  $  (8,123,105,519)    (9,282,766,672)  $  (9,282,766,672)
                              ================   =================   ================   =================

---------------

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 20.42% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. There is also one shareholder that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 5.58% of the outstanding shares of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. 12.36% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by AIM.

NOTE 8 -- RECLASSIFICATION OF PERMANENT DIFFERENCES

     Primarily as a result of differing book/tax treatment of distribution classifications on August 31, 2004, undistributed net investment income was increased by $2,684,243 and undistributed net realized gain (loss) was decreased by $2,684,243. This reclassification had no effect on the net assets of the Fund.

NOTE 9 -- FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                              CASH MANAGEMENT CLASS
                                        -----------------------------------------------------------------
                                                              YEAR ENDED AUGUST 31,
                                        -----------------------------------------------------------------
                                           2004            2003         2002         2001         2000
                                        ----------      ----------   ----------   ----------   ----------
Net asset value, beginning of
  period..............................  $     1.00      $     1.00   $     1.00   $     1.00   $     1.00
Net investment income.................        0.01            0.01         0.02         0.05         0.06
Net gains (losses) on securities (both
  realized and unrealized)............       (0.00)           0.00         0.00         0.00         0.00
                                        ----------      ----------   ----------   ----------   ----------
  Total from investment operations....        0.01            0.01         0.02         0.05         0.06
                                        ==========      ==========   ==========   ==========   ==========
Less dividends from net investment
  income..............................       (0.01)          (0.01)       (0.02)       (0.05)       (0.06)
                                        ----------      ----------   ----------   ----------   ----------
Net asset value, end of period........  $     1.00      $     1.00   $     1.00   $     1.00   $     1.00
                                        ==========      ==========   ==========   ==========   ==========
Total return(a).......................        0.97%           1.24%        2.08%        5.45%        6.04%
                                        ==========      ==========   ==========   ==========   ==========
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)............................  $4,341,262      $4,473,591   $5,760,074   $5,499,916   $3,528,435
                                        ==========      ==========   ==========   ==========   ==========
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements...................        0.20%(b)        0.19%        0.19%        0.18%        0.17%
  Without fee waivers and/or expense
     reimbursements...................        0.28%(b)        0.27%        0.29%        0.29%        0.29%
                                        ==========      ==========   ==========   ==========   ==========
Ratio of net investment income to
  average net assets..................        0.96%(b)        1.26%        2.04%        5.11%        5.96%
                                        ==========      ==========   ==========   ==========   ==========

---------------

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $4,199,108,303.

NOTE 9 -- FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                            INSTITUTIONAL CLASS
                                   ----------------------------------------------------------------------
                                                           YEAR ENDED AUGUST 31,
                                   ----------------------------------------------------------------------
                                      2004             2003          2002          2001          2000
                                   -----------      -----------   -----------   -----------   -----------
Net asset value, beginning of
  period.........................  $      1.00      $      1.00   $      1.00   $      1.00   $      1.00
Net investment income............         0.01             0.01          0.02          0.05          0.06
Net gains (losses) on securities
  (both realized and
  unrealized)....................        (0.00)            0.00          0.00          0.00          0.00
                                   -----------      -----------   -----------   -----------   -----------
  Total from investment
     operations..................         0.01             0.01          0.02          0.05          0.06
                                   ===========      ===========   ===========   ===========   ===========
Less dividends from net
  investment income..............        (0.01)           (0.01)        (0.02)        (0.05)        (0.06)
                                   -----------      -----------   -----------   -----------   -----------
Net asset value, end of period...  $      1.00      $      1.00   $      1.00   $      1.00   $      1.00
                                   ===========      ===========   ===========   ===========   ===========
Total return(a)..................         1.05%            1.32%         2.16%         5.54%         6.12%
                                   ===========      ===========   ===========   ===========   ===========
Ratios/supplemental data:
Net assets, end of period
  (000s omitted).................  $13,426,786      $21,240,699   $29,122,702   $26,772,308   $17,353,163
                                   ===========      ===========   ===========   ===========   ===========
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements..............         0.12%(b)         0.11%         0.11%         0.10%         0.09%
  Without fee waivers and/or
     expense reimbursements......         0.18%(b)         0.17%         0.19%         0.19%         0.19%
                                   ===========      ===========   ===========   ===========   ===========
Ratio of net investment income to
  average net assets.............         1.04%(b)         1.34%         2.12%         5.19%         6.04%
                                   ===========      ===========   ===========   ===========   ===========

---------------

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $16,498,555,850.

NOTE 9 -- FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                               PERSONAL INVESTMENT CLASS
                                                   --------------------------------------------------
                                                                 YEAR ENDED AUGUST 31,
                                                   --------------------------------------------------
                                                    2004         2003      2002      2001      2000
                                                   -------      -------   -------   -------   -------
Net asset value, beginning of period.............  $  1.00      $  1.00   $  1.00   $  1.00   $  1.00
Net investment income............................    0.005         0.01      0.02      0.05      0.05
Net gains (losses) on securities (both realized
  and unrealized)................................   (0.000)        0.00      0.00      0.00      0.00
                                                   -------      -------   -------   -------   -------
  Total from investment operations...............    0.005         0.01      0.02      0.05      0.05
                                                   =======      =======   =======   =======   =======
Less dividends from net investment income........   (0.005)       (0.01)    (0.02)    (0.05)    (0.05)
                                                   -------      -------   -------   -------   -------
Net asset value, end of period...................  $  1.00      $  1.00   $  1.00   $  1.00   $  1.00
                                                   =======      =======   =======   =======   =======
Total return(a)..................................     0.50%        0.77%     1.65%     5.01%     5.60%
                                                   =======      =======   =======   =======   =======
Ratios/supplemental data:
Net assets, end of period (000s omitted).........  $48,166      $47,266   $30,277   $11,930   $14,179
                                                   =======      =======   =======   =======   =======
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements..............................     0.67%(b)     0.66%     0.61%     0.60%     0.59%
  Without fee waivers and/or expense
     reimbursements..............................     0.93%(b)     0.92%     0.94%     0.94%     0.94%
                                                   =======      =======   =======   =======   =======
Ratio of net investment income to average net
  assets.........................................     0.49%(b)     0.79%     1.62%     4.69%     5.54%
                                                   =======      =======   =======   =======   =======

---------------

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $45,729,061.

NOTE 9 -- FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                             PRIVATE INVESTMENT CLASS
                                            -----------------------------------------------------------
                                                               YEAR ENDED AUGUST 31,
                                            -----------------------------------------------------------
                                               2004           2003       2002        2001        2000
                                            ----------      --------   --------   ----------   --------
Net asset value, beginning of period......  $     1.00      $   1.00   $   1.00   $     1.00   $   1.00
Net investment income.....................        0.01          0.01       0.02         0.05       0.06
Net gains (losses) on securities (both
  realized and unrealized)................       (0.00)         0.00       0.00         0.00       0.00
                                            ----------      --------   --------   ----------   --------
  Total from investment operations........        0.01          0.01       0.02         0.05       0.06
                                            ==========      ========   ========   ==========   ========
Less dividends from net investment
  income..................................       (0.01)        (0.01)     (0.02)       (0.05)     (0.06)
                                            ----------      --------   --------   ----------   --------
Net asset value, end of period............  $     1.00      $   1.00   $   1.00   $     1.00   $   1.00
                                            ==========      ========   ========   ==========   ========
Total return(a)...........................        0.75%         1.02%      1.85%        5.22%      5.81%
                                            ==========      ========   ========   ==========   ========
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)................................  $1,078,780      $978,383   $808,457   $1,289,479   $952,177
                                            ==========      ========   ========   ==========   ========
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements.......................        0.42%(b)      0.41%      0.41%        0.40%      0.39%
  Without fee waivers and/or expense
     reimbursements.......................        0.68%(b)      0.67%      0.69%        0.69%      0.69%
                                            ==========      ========   ========   ==========   ========
Ratio of net investment income to average
  net assets..............................        0.74%(b)      1.04%      1.82%        4.89%      5.74%
                                            ==========      ========   ========   ==========   ========

---------------

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $990,007,259.

NOTE 9 -- FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                     RESERVE CLASS
                                                -------------------------------------------------------
                                                                                           JANUARY 14,
                                                                                              2000
                                                                                           (DATE SALES
                                                         YEAR ENDED AUGUST 31,            COMMENCED) TO
                                                ---------------------------------------    AUGUST 31,
                                                 2004         2003      2002      2001        2000
                                                -------      -------   -------   ------   -------------
Net asset value, beginning of period..........  $  1.00      $  1.00   $  1.00   $ 1.00      $ 1.00
Net investment income.........................    0.002        0.005      0.01     0.05        0.03
Net gains (losses) on securities (both
  realized and unrealized)....................   (0.000)       0.000      0.00     0.00        0.00
                                                -------      -------   -------   ------      ------
  Total from investment operations............    0.002        0.005      0.01     0.05        0.03
                                                =======      =======   =======   ======      ======
Less dividends from net investment income.....   (0.002)      (0.005)    (0.01)   (0.05)      (0.03)
                                                -------      -------   -------   ------      ------
Net asset value, end of period................  $  1.00      $  1.00   $  1.00   $ 1.00      $ 1.00
                                                =======      =======   =======   ======      ======
Total return(a)...............................     0.17%        0.45%     1.34%    4.70%       3.48%
                                                =======      =======   =======   ======      ======
Ratios/supplemental data:
Net assets, end of period (000s omitted)......  $64,942      $57,082   $51,279   $5,169      $2,495
                                                =======      =======   =======   ======      ======
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements...........................     0.99%(b)     0.98%     0.91%    0.90%       0.89%(c)
  Without fee waivers and/or expense
     reimbursements...........................     1.18%(b)     1.17%     1.19%    1.19%       1.19%(c)
                                                =======      =======   =======   ======      ======
Ratio of net investment income to average net
  assets......................................     0.17%(b)     0.47%     1.32%    4.39%       5.24%(c)
                                                =======      =======   =======   ======      ======

---------------

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $65,640,950.
(c) Annualized.

NOTE 9 -- FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                 RESOURCE CLASS
                                         ---------------------------------------------------------------
                                                              YEAR ENDED AUGUST 31,
                                         ---------------------------------------------------------------
                                           2004           2003         2002         2001         2000
                                         --------      ----------   ----------   ----------   ----------
Net asset value, beginning of period...  $   1.00      $     1.00   $     1.00   $     1.00   $     1.00
Net investment income..................      0.01            0.01         0.02         0.05         0.06
Net gains (losses) on securities (both
  realized and unrealized).............     (0.00)           0.00         0.00         0.00         0.00
                                         --------      ----------   ----------   ----------   ----------
  Total from investment operations.....      0.01            0.01         0.02         0.05         0.06
                                         ========      ==========   ==========   ==========   ==========
Less dividends from net investment
  income...............................     (0.01)          (0.01)       (0.02)       (0.05)       (0.06)
                                         --------      ----------   ----------   ----------   ----------
Net asset value, end of period.........  $   1.00      $     1.00   $     1.00   $     1.00   $     1.00
                                         ========      ==========   ==========   ==========   ==========
Total return(a)........................      0.85%           1.12%        1.96%        5.33%        5.91%
                                         ========      ==========   ==========   ==========   ==========
Ratios/supplemental data:
Net assets, end of period (000s
  omitted).............................  $952,193      $1,239,380   $1,546,155   $1,269,405   $1,102,431
                                         ========      ==========   ==========   ==========   ==========
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements....................      0.32%(b)        0.31%        0.31%        0.30%        0.29%
  Without fee waivers and/or expense
     reimbursements....................      0.38%(b)        0.37%        0.39%        0.39%        0.39%
                                         ========      ==========   ==========   ==========   ==========
Ratio of net investment income to
  average net assets...................      0.84%(b)        1.14%        1.92%        4.99%        5.84%
                                         ========      ==========   ==========   ==========   ==========

---------------

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $1,078,174,708.

NOTE 10 -- LEGAL PROCEEDINGS

     Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.
     The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.
     As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.
     In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.
     As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.
Settled Enforcement Actions and Investigations Related to Market Timing
     On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.
     Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.
     The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.
     Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.
     None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.
     Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.
     In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.
     On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.
     On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.
     As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.
     At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.
     The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.
     At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.
Ongoing Regulatory Inquiries Concerning IFG and AIM
     IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.
     AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.
Private Civil Actions Alleging Market Timing
     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.
     All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.
Private Civil Actions Alleging Improper Use of Fair Value Pricing
     Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees
     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.
Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes
     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.
Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements
     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                                                            STIC PRIME PORTFOLIO

                                                                     PROSPECTUS

                                                               DECEMBER 2, 2004


Cash Management Class

STIC Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Cash Management Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and

- is not guaranteed by a bank.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

Portfolio Holdings Information                       5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.

    The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.


    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Cash Management Class shares from year to year. Cash Management Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................    5.95%
1996...................................................................    5.39%
1997...................................................................    5.54%
1998...................................................................    5.51%
1999...................................................................    5.12%
2000...................................................................    6.40%
2001...................................................................    3.97%
2002...................................................................    1.59%
2003...................................................................    1.01%




    Cash Management Class shares' year-to-date total return as of September 30, 2004 was 0.99%.



    During the periods shown in the bar chart, the highest quarterly return was 1.64% (quarters ended September 30, 2000 and December 31, 2000), and the lowest quarterly return was 0.22% (quarter ended September 30, 2003).


PERFORMANCE TABLE

The following performance table reflects the performance of Cash Management Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------
(for the periods ended                                 SINCE       INCEPTION
December 31, 2003)              1 YEAR     5 YEARS    INCEPTION      DATE
----------------------------------------------------------------------------
Cash Management Class            1.01%      3.60%       4.51%      06/30/94
----------------------------------------------------------------------------




For the current seven-day yield, call (800) 659-1005.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                           CASH MANAGEMENT CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                    None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                 None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                          CASH MANAGEMENT CLASS
--------------------------------------------------------------------------------
Management Fees                                                     0.15%

Distribution and/or
Service (12b-1) Fees                                                0.10

Other Expenses                                                      0.04

Total Annual Fund
Operating Expenses(2)                                               0.29
--------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has voluntarily agreed to waive 0.02% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has voluntarily agreed to waive fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
    (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Total Annual Fund Operating Expenses, net of these current agreements, are 0.20%.



If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and their associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
Cash Management Class                      $30       $93      $163       $368
-------------------------------------------------------------------------------

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


    During the fiscal year ended August 31, 2004, the advisor received compensation of 0.08% of average daily net assets.


The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they of their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Cash Management Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Cash Management Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Cash Management Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Cash Management Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Cash Management Class; providing periodic statements showing a client's account balance in shares of the Cash Management Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


    The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Cash Management Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Cash Management Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.



    Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.


PORTFOLIO HOLDINGS INFORMATION



The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets for the fund are available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years 2004, 2003, 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.



                                                                                   CASH MANAGEMENT CLASS
                                                              ---------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                              ---------------------------------------------------------------
                                                                2004           2003        2002         2001          2000
                                                              --------       --------    --------    ----------    ----------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.01           0.01        0.02          0.05          0.06
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.00)            --       (0.00)         0.00            --
=============================================================================================================================
    Total from investment operations                              0.01           0.01        0.02          0.05          0.06
=============================================================================================================================
Less dividends from net investment income                        (0.01)         (0.01)      (0.02)        (0.05)        (0.06)
=============================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $     1.00    $     1.00
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(a)                                                   0.94%          1.19%       1.93%         5.37%         6.00%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $570,064       $536,685    $974,016    $1,139,775    $1,157,412
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.20%(b)       0.18%       0.18%         0.17%         0.17%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.29%(b)       0.28%       0.24%         0.19%         0.19%
=============================================================================================================================
Ratio of net investment income to average net assets              0.93%(b)       1.20%       1.97%         5.33%         5.86%
_____________________________________________________________________________________________________________________________
=============================================================================================================================



(a)Includes adjustments in accordance with accounting principles generally accepted in the United States of America.


(b)Ratios are based on average daily net assets of $486,899,983.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                 INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*     INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------
Cash Management Class                                                                         $  1 million     no minimum
--------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117435
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.

                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 4:30 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 4:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       4:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                       4:00 p.m. and 4:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY
 TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time.



    If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 0843
                       Houston, TX 77001-0843

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   STIC Prime Portfolio, a series of
   Short-Term Investments Trust
   SEC 1940 Act file number: 811-2729

----------------------------------------

AIMinvestments.com     PRM-PRO-4

       YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                            STIC PRIME PORTFOLIO

                                                                     PROSPECTUS

                                                               DECEMBER 2, 2004


Institutional Class

STIC Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Institutional Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

Portfolio Holdings Information                       5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.

    The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.


    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Institutional Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................   4.32%
1995...................................................................   6.04%
1996...................................................................   5.48%
1997...................................................................   5.63%
1998...................................................................   5.59%
1999...................................................................   5.21%
2000...................................................................   6.49%
2001...................................................................   4.06%
2002...................................................................   1.67%
2003...................................................................   1.09%




    Institutional Class shares' year-to-date total return as of September 30, 2004 was 1.07%.



    During the periods shown in the bar chart, the highest quarterly return was 1.67% (quarter ended September 30, 2000), and the lowest quarterly return was 0.24% (quarter ended September 30, 2003).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
(for the periods ended                                           INCEPTION
December 31, 2003)              1 YEAR     5 YEARS    10 YEARS     DATE
--------------------------------------------------------------------------
Institutional Class              1.09%      3.68%      4.54%     11/10/80
--------------------------------------------------------------------------



For the current seven-day yield, call (800) 659-1005.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                           INSTITUTIONAL CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                    None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                 None
-------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                          INSTITUTIONAL CLASS
-------------------------------------------------------------------------------
Management Fees                                                    0.15%

Distribution and/or
Service (12b-1) Fees                                               None

Other Expenses                                                     0.04

Total Annual Fund
Operating Expenses(2)                                              0.19
-------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The fund's advisor has voluntarily agreed to waive fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (iv) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
    (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Total Annual Fund Operating Expenses, net of these current agreements, are 0.12%.



If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and their associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
Institutional Class                         $19      $61       $107      $243
-------------------------------------------------------------------------------

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2004, the advisor received compensation of 0.08% of average daily net assets.



    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Institutional Class of the fund is intended for use primarily by institutions, particularly banks. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Institutional Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Institutional Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Institutional Class; providing periodic statements showing a client's account balance in shares of the Institutional Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


    The Institutional Class is designed to be a convenient and economical way in which to invest short-term cash reserve in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Institutional Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Institutional Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.



    Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.


CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------


PORTFOLIO HOLDINGS INFORMATION



The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets for the fund are available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years 2004, 2003, 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional information.



                                                                                    INSTITUTIONAL CLASS
                                                           ----------------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                           ----------------------------------------------------------------------
                                                              2004             2003          2002          2001          2000
                                                           ----------       ----------    ----------    ----------    -----------
Net asset value, beginning of period                       $     1.00       $     1.00    $     1.00    $     1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.01             0.01          0.02          0.05           0.06
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.00)              --         (0.00)         0.00             --
=================================================================================================================================
    Total from investment operations                             0.01             0.01          0.02          0.05           0.06
=================================================================================================================================
Less dividends from net investment income                       (0.01)           (0.01)        (0.02)        (0.05)         (0.06)
=================================================================================================================================
Net asset value, end of period                             $     1.00       $     1.00    $     1.00    $     1.00    $      1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                  1.02%            1.27%         2.01%         5.46%          6.08%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $5,038,960       $5,589,108    $5,930,291    $7,840,199    $11,874,103
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.12%(b)         0.10%         0.10%         0.09%          0.09%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.19%(b)         0.18%         0.14%         0.09%          0.09%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets             1.01%(b)         1.28%         2.05%         5.41%          5.94%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.


(b) Ratios are based on average daily net assets of $4,990,043,244.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Institutional Class                                                                            $1 million     no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES


You may purchase shares using one of the options below or, if in certain circumstances investing directly, by sending your completed account application and purchase amount to the transfer agent. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.


PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117435
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 4:30 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 4:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       4:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                       4:00 and 4:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.



REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time.


    If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 0843
                       Houston, TX 77001-0843

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

   -----------------------------------------------
   STIC Prime Portfolio, a series of Short-Term
   Investments Trust
   SEC 1940 Act file number: 811-2729

   -----------------------------------------------

AIMinvestments.com     PRM-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                            STIC PRIME PORTFOLIO

                                                                     PROSPECTUS

                                                               DECEMBER 2, 2004


Personal Investment Class

STIC Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

-----------------------------------------------------------------------------

This prospectus contains important information about the Personal Investment Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and

- is not guaranteed by a bank.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

Portfolio Holdings Information                       5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.

    The fund generally will maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.


    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Personal Investment Class shares from year to year. Personal Investment Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................   3.80%
1995...................................................................   5.51%
1996...................................................................   4.95%
1997...................................................................   5.10%
1998...................................................................   5.07%
1999...................................................................   4.68%
2000...................................................................   5.96%
2001...................................................................   3.54%
2002...................................................................   1.15%
2003...................................................................   0.53%




    Personal Investment Class shares' year-to-date total return as of September 30, 2004 was 0.40%.



    During the periods shown in the bar chart, the highest quarterly return was 1.54% (quarter ended September 30, 2000), and the lowest quarterly return was 0.10% (quarter ended September 30, 2003).


PERFORMANCE TABLE

The following performance table reflects the performance of Personal Investment Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
(for the periods ended                                           INCEPTION
December 31, 2003)              1 YEAR     5 YEARS    10 YEARS     DATE
--------------------------------------------------------------------------
Personal Investment Class        0.53%      3.15%      4.01%     08/20/91
--------------------------------------------------------------------------




For the current seven-day yield, call (800) 659-1005.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
(fees paid directly from                                    PERSONAL INVESTMENT
your investment)                                               CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                     None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                  None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted                                 PERSONAL INVESTMENT
from fund assets)                                              CLASS
--------------------------------------------------------------------------------
Management Fees                                                     0.15%

Distribution and/or
Service (12b-1) Fees                                                0.75

Other Expenses                                                      0.04

Total Annual Fund
Operating Expenses(2)                                               0.94
--------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has voluntarily agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has voluntarily agreed to waive fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
    (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Total Annual Fund Operating Expenses, net of these current agreements, are 0.67%.


As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.


    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and their associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Personal Investment Class                   $96      $300      $520      $1,155
--------------------------------------------------------------------------------

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2004, the advisor received compensation of 0.08% of average daily net assets.



    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Personal Investment Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Personal Investment Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Personal Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Personal Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Personal Investment Class; providing periodic statements showing a client's account balance in shares of the Personal Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


    The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Personal Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Personal Investment Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.



    Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.


PORTFOLIO HOLDINGS INFORMATION



The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets for the fund are available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Personal Investment Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years 2004, 2003, 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.



                                                                               PERSONAL INVESTMENT CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2004           2003        2002        2001        2000
                                                              --------       --------    --------    --------    --------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.01           0.01        0.02        0.05        0.05
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.00)            --       (0.00)       0.00          --
=========================================================================================================================
    Total from investment operations                              0.01           0.01        0.02        0.05        0.05
=========================================================================================================================
Less dividends from net investment income                        (0.01)         (0.01)      (0.02)      (0.05)      (0.05)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   0.47%          0.72%       1.50%       4.93%       5.55%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $111,925       $133,719    $177,493    $216,286    $142,235
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.67%(b)       0.65%       0.60%       0.59%       0.59%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.94%(b)       0.93%       0.89%       0.84%       0.84%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets              0.46%(b)       0.73%       1.55%       4.91%       5.44%
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.


(b) Ratios are based on average daily net assets of $122,830,641.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12B-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Personal Investment Class                                                                        $1,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                                 OPENING AN ACCOUNT               ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117435
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 4:30 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 4:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       4:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                       4:00 and 4:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time.


    If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 0843
                       Houston, TX 77001-0843

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   STIC Prime Portfolio, a series of
   Short-Term Investments Trust
   SEC 1940 Act file number: 811-2729

----------------------------------------

AIMinvestments.com     PRM-PRO-3
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                            STIC PRIME PORTFOLIO

                                                                     PROSPECTUS

                                                               DECEMBER 2, 2004


Private Investment Class

STIC Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Private Investment Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and

- is not guaranteed by a bank.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

Portfolio Holdings Information                       5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.

    The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature, or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.


    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Private Investment Class shares from year to year. Private Investment Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................    4.01%
1995...................................................................    5.72%
1996...................................................................    5.16%
1997...................................................................    5.31%
1998...................................................................    5.28%
1999...................................................................    4.89%
2000...................................................................    6.17%
2001...................................................................    3.74%
2002...................................................................    1.36%
2003...................................................................    0.78%




    Private Investment Class shares' year-to-date total return as of September 30, 2004 was 0.59%.



    During the periods shown in the bar chart, the highest quarterly return was 1.59% (quarters ended September 30, 2000 and December 31, 2000), and the lowest quarterly return was 0.17% (quarter ended September 30, 2003).


PERFORMANCE TABLE

The following performance table reflects the performance of Private Investment Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
(for the periods ended                                           INCEPTION
December 31, 2003)              1 YEAR     5 YEARS    10 YEARS     DATE
--------------------------------------------------------------------------
Private Investment Class         0.78%      3.37%      4.23%     07/08/93
--------------------------------------------------------------------------




For the current seven-day yield, call (800) 659-1005.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                       PRIVATE INVESTMENT CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                  None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                               None
-------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                      PRIVATE INVESTMENT CLASS
-------------------------------------------------------------------------------
Management Fees                                                  0.15%

Distribution and/or
Service (12b-1) Fees                                             0.50

Other Expenses                                                   0.04

Total Annual Fund
Operating Expenses(2)                                            0.69

-------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has voluntarily agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has voluntarily agreed to waive fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
    (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Total Annual Fund Operating Expenses, net of these current agreements, are 0.42%.


As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.


    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and their associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
Private Investment Class                   $70      $221      $384       $859
-------------------------------------------------------------------------------

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2004, the advisor received compensation of 0.08% of average daily net assets.



    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Private Investment Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Private Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Private Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Private Investment Class; providing periodic statements showing a client's account balance in shares of the Private Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


    The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Private Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Private Investment Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.



    Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.


PORTFOLIO HOLDINGS INFORMATION



The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets for the fund are available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years 2004, 2003, 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected now independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.



                                                                               PRIVATE INVESTMENT CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2004           2003        2002        2001        2000
                                                              --------       --------    --------    --------    --------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.01           0.01        0.02        0.05        0.06
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.00)            --       (0.00)       0.00          --
=========================================================================================================================
    Total from investment operations                              0.01           0.01        0.02        0.05        0.06
=========================================================================================================================
Less dividends from net investment income                        (0.01)         (0.01)      (0.02)      (0.05)      (0.06)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   0.72%          0.97%       1.70%       5.14%       5.76%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $393,619       $560,825    $499,452    $572,597    $470,368
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.42%(b)       0.40%       0.40%       0.39%       0.39%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.69%(b)       0.68%       0.64%       0.59%       0.59%
=========================================================================================================================
Ratio of net investment income to average net assets              0.71%(b)       0.98%       1.75%       5.11%       5.64%
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.


(b) Ratios are based on average daily net assets of $422,154,201.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12B-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Private Investment Class                                                                        $10,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117435
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.

                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 4:30 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 4:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       4:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                       4:00 and 4:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.



REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time.



    If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.



TIMING OF ORDERS



The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 0843
                       Houston, TX 77001-0843

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   STIC Prime Portfolio, a series of
   Short-Term Investments Trust
   SEC 1940 Act file number: 811-2729

----------------------------------------

AIMinvestments.com     PRM-PRO-2

       YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                            STIC PRIME PORTFOLIO


                                                                     PROSPECTUS


                                                               DECEMBER 2, 2004


Reserve Class

STIC Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Reserve Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:

- is not FDIC insured;


- may lose value; and


- is not guaranteed by a bank.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

Portfolio Holdings Information                       5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.

    The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.


    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows the performance of the fund's Reserve Class shares from year to year. Reserve Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000...................................................................   5.64%
2001...................................................................   3.23%
2002...................................................................   0.84%
2003...................................................................   0.21%




    Reserve Class shares' year-to-date total return as of September 30, 2004 was 0.16%.



    During the period shown in the bar chart, the highest quarterly return was 1.46% (quarters ended September 30, 2000 and December 31, 2000), and the lowest quarterly return was 0.02% (quarter ended September 30, 2003).


PERFORMANCE TABLE

The following performance table reflects the performance of Reserve Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------
                                                          SINCE      INCEPTION
(for the periods ended December 31, 2003)     1 YEAR     INCEPTION     DATE
------------------------------------------------------------------------------
Reserve Class                                  0.21%       2.84%     01/04/99
------------------------------------------------------------------------------




For the current seven-day yield, call (800) 659-1005.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                           RESERVE CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                    None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                 None
-------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                          RESERVE CLASS
-------------------------------------------------------------------------------
Management Fees                                                    0.15%

Distribution and/or
Service (12b-1) Fees                                               1.00

Other Expenses                                                     0.04

Total Annual Fund
Operating Expenses(2)                                              1.19
-------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has voluntarily agreed to waive 0.13% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has voluntarily agreed to waive fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
    (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Total Annual Fund Operating Expenses, net of these current agreements, are 0.99%.


As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.


    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and their associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Reserve Class                               $121     $378      $654      $1,443
--------------------------------------------------------------------------------

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2004, the advisor received compensation of 0.08% of average daily net assets.



    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Reserve Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Reserve Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Reserve Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Reserve Class; providing periodic statements showing a client's account balance in shares of the Reserve Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


    The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Reserve Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Reserve Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.



    Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.


CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------


PORTFOLIO HOLDINGS INFORMATION



The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets are for the fund available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Reserve Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years 2004, 2003, 2002, 2001 and 2000. has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.



                                                                                     RESERVE CLASS
                                                              -----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------------
                                                                2004           2003        2002        2001        2000
                                                              --------       --------    --------    --------    --------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.001          0.004        0.01        0.05        0.05
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.00)            --       (0.00)       0.00          --
=========================================================================================================================
    Total from investment operations                             0.001          0.004        0.01        0.05        0.05
=========================================================================================================================
Less dividends from net investment income                       (0.001)        (0.004)      (0.01)      (0.05)      (0.05)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   0.15%          0.40%       1.19%       4.62%       5.24%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $108,319       $103,681    $146,505    $144,449    $131,370
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.99%(b)       0.97%       0.90%       0.89%       0.89%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.19%(b)       1.18%       1.14%       1.09%       1.09%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of net investment income to average net assets              0.14%(b)       0.41%       1.25%       4.61%       5.14%
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.


(b) Ratios are based on average daily net assets of $90,234,906.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Reserve Class                                                                                    $1,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117435
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 4:30 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 4:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       4:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                       4:00 and 4:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time.



    If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 0843
                       Houston, TX 77001-0843

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   STIC Prime Portfolio, a series of Short-Term Investments Trust SEC 1940 Act file number: 811-2729

----------------------------------------

AIMinvestments.com     PRM-PRO-6
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                            STIC PRIME PORTFOLIO

                                                                     PROSPECTUS

                                                               DECEMBER 2, 2004


RESOURCE CLASS

STIC Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Resource Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and

- is not guaranteed by a bank.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

Portfolio Holdings Information                       5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.

    The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.


    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Resource Class shares from year to year. Resource Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
MONTH 31                                                                 RETURNS
----------                                                               -------
1997...................................................................    5.46%
1998...................................................................    5.43%
1999...................................................................    5.04%
2000...................................................................    6.32%
2001...................................................................    3.89%
2002...................................................................    1.51%
2003...................................................................    0.93%




    Resource Class shares' year-to-date total return as of September 30, 2004 was 0.70%.



    During the periods shown in the bar chart, the highest quarterly return was 1.62% (quarters ended September 30, 2000 and December 31, 2000), and the lowest quarterly return was 0.20% (quarter ended September 30, 2003).


PERFORMANCE TABLE

The following performance table reflects the performance of Resource Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
(for the periods ended                                SINCE      INCEPTION
December 31, 2003)              1 YEAR     5 YEARS    INCEPTION    DATE
--------------------------------------------------------------------------
Resource Class                   0.93%      3.51%      4.21%     01/16/96
--------------------------------------------------------------------------



For the current seven-day yield, call (800) 659-1005.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
----------------------------------------------------------
(fees paid directly from
your investment)                      RESOURCE CLASS
----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                               None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                            None
----------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
----------------------------------------------------------
(expenses that are deducted
from fund assets)                     RESOURCE CLASS
----------------------------------------------------------
Management Fees                               0.15%

Distribution and/or
Service (12b-1) Fees                          0.20

Other Expenses                                0.04

Total Annual Fund
Operating Expenses(2)                         0.39
----------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has voluntarily agreed to waive 0.04% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has voluntarily agreed to waive fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
    (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Total Annual Fund Operating Expenses, net of these current agreements, are 0.28%.



If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and their associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Resource Class                              $40      $125      $219       $493
--------------------------------------------------------------------------------

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2004, the advisor received compensation of 0.08% of average daily net assets.



    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Resource Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Resource Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Resource Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Resource Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Resource Class; providing periodic statements showing a client's account balance in shares of the Resource Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


    The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Resource Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Resource Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.



    Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.


PORTFOLIO HOLDINGS INFORMATION



The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets for the fund are available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Resource Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years 2004, 2003, 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.




                                                                                    RESOURCE CLASS
                                                              ----------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                              ----------------------------------------------------------
                                                                2004          2003        2002        2001        2000
                                                              --------       -------    --------    --------    --------
Net asset value, beginning of period                          $   1.00       $  1.00    $   1.00    $   1.00    $   1.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.01          0.01        0.02        0.05        0.06
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.00)           --       (0.00)       0.00          --
========================================================================================================================
    Total from investment operations                              0.01          0.01        0.02        0.05        0.06
========================================================================================================================
Less dividends from net investment income                        (0.01)        (0.01)      (0.02)      (0.05)      (0.06)
========================================================================================================================
Net asset value, end of period                                $   1.00       $  1.00    $   1.00    $   1.00    $   1.00
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(a)                                                   0.86%         1.11%       1.85%       5.29%       5.91%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $151,783       $88,259    $213,654    $453,601    $563,431
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.28%(b)      0.26%       0.26%       0.25%       0.25%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.39%(b)      0.38%       0.34%       0.29%       0.29%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of net investment income to average net assets              0.85%(b)      1.12%       1.89%       5.25%       5.78%
________________________________________________________________________________________________________________________
========================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.


(b) Ratios are based on average daily net assets of $111,679,432.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Resource Class                                                                                  $10,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117435
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 4:30 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 4:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       4:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                       4:00 and 4:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.



REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

 PRICING OF SHARES


DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time.



    If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.



TIMING OF ORDERS



The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 0843
                       Houston, TX 77001-0843

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   STIC Prime Portfolio, a series of
   Short-Term Investments Trust
   SEC 1940 Act file number: 811-2729
----------------------------------------

AIMinvestments.com     PRM-PRO-5
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                            STIC PRIME PORTFOLIO

                                                                     PROSPECTUS

                                                               DECEMBER 2, 2004


Sweep Class

STIC Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Sweep Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and

- is not guaranteed by a bank.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

Portfolio Holdings Information                       5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.

    The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.


    The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association;
(iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.


    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither Sweep Class shares nor Institutional Class shares are subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................   4.32%
1995...................................................................   6.04%
1996...................................................................   5.48%
1997...................................................................   5.63%
1998...................................................................   5.59%
1999...................................................................   5.21%
2000...................................................................   6.49%
2001...................................................................   4.06%
2002...................................................................   1.67%
2003...................................................................   1.09%



    The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Sweep Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, Sweep Class has higher expenses. As of the date of this prospectus, Sweep Class has not yet commenced operations.


    Institutional Class Shares' year-to-date total return as of September 30, 2004 was 1.07%.



    During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.67% (quarter ended September 30, 2000), and the lowest quarterly return was 0.24% (quarter ended September 30, 2003).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
(for the periods ended                                           INCEPTION
December 31, 2003)              1 YEAR     5 YEARS    10 YEARS     DATE
--------------------------------------------------------------------------
Institutional Class              1.09%      3.68%      4.54%     11/10/80
--------------------------------------------------------------------------




Once Sweep Class has commenced operations, the current seven-day yield of Sweep Class may be obtained by calling (800) 659-1005.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                            SWEEP CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                     None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                  None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                           SWEEP CLASS
--------------------------------------------------------------------------------
Management Fees                                                     0.15%

Distribution and/or
Service (12b-1) Fees                                                0.25

Other Expenses(2)                                                   0.04

Total Annual Fund
Operating Expenses                                                  0.44

--------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Other Expenses are based on estimated amounts for the current fiscal year.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.


    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Your financial institution may charge you additional fees for participation in a sweep program. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and their associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Sweep Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Sweep Class                                 $45      $141      $246       $555
--------------------------------------------------------------------------------

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2004, the advisor received compensation of 0.08% of average daily net assets.



    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Sweep Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Sweep Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Sweep Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Sweep Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Sweep Class; providing periodic statements showing a client's account balance in shares of the Sweep Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


    The Sweep Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Sweep Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Sweep Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.



    Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.


PORTFOLIO HOLDINGS INFORMATION



The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets for the fund are available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. The financial performance of your investment in the Sweep Class will differ from that of the Institutional Class as a result of the different class expenses. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years 2004, 2003, 2002, 2001, and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.


    As of the date of this prospectus, the Sweep Class has not yet commenced operations and, therefore, financial information is not available.





                                                                                    INSTITUTIONAL CLASS
                                                           ----------------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                           ----------------------------------------------------------------------
                                                              2004             2003          2002          2001          2000
                                                           ----------       ----------    ----------    ----------    -----------
Net asset value, beginning of period                       $     1.00       $     1.00    $     1.00    $     1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.01             0.01          0.02          0.05           0.06
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.00)              --         (0.00)         0.00             --
=================================================================================================================================
    Total from investment operations                             0.01             0.01          0.02          0.05           0.06
=================================================================================================================================
Less dividends from net investment income                       (0.01)           (0.01)        (0.02)        (0.05)         (0.06)
=================================================================================================================================
Net asset value, end of period                             $     1.00       $     1.00    $     1.00    $     1.00    $      1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                  1.02%            1.27%         2.01%         5.46%          6.08%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $5,038,960       $5,589,108    $5,930,291    $7,840,199    $11,874,103
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.12%(b)         0.10%         0.10%         0.09%          0.09%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.19%(b)         0.18%         0.14%         0.09%          0.09%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets             1.01%(b)         1.28%         2.05%         5.41%          5.94%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.


(b) Ratios are based on average daily net assets of $4,990,043,244.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Sweep Class                                                                                     $10,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117435
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 4:30 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 4:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       4:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                       4:00 and 4:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.



REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

                              --------------------
                              STIC PRIME PORTFOLIO
                              --------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time.



    If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 0843
                       Houston, TX 77001-0843

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request
                       by e-mail or download
                       prospectuses, annual or
                       semiannual reports via
                       our website:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------
   STIC Prime Portfolio, a series of
   Short-Term Investments Trust
   SEC 1940 Act file number: 811-2729

----------------------------------

AIMinvestments.com     PRM-PRO-4
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                          SHORT-TERM INVESTMENTS TRUST

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                             ---------------------

         THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH CLASS
          OF THE STIC PRIME PORTFOLIO OF SHORT-TERM INVESTMENTS TRUST
        LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A
     PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES
               FOR THE CLASSES OF THE STIC PRIME PORTFOLIO LISTED
          BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY CLASS
            OF THE STIC PRIME PORTFOLIO LISTED BELOW BY WRITING TO:

                         AIM INVESTMENT SERVICES, INC.
                                 P.O. BOX 0843
                           HOUSTON, TEXAS 77001-0843
                          OR BY CALLING (800) 659-1005

                             ---------------------


       THIS STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 2, 2004,

                     RELATES TO THE FOLLOWING PROSPECTUSES:


              CLASS                         DATED
              -----                         -----
      Cash Management Class            December 2, 2004
       Institutional Class             December 2, 2004
    Personal Investment Class          December 2, 2004
     Private Investment Class          December 2, 2004
          Reserve Class                December 2, 2004
          Resource Class               December 2, 2004
           Sweep Class                 December 2, 2004

                          SHORT-TERM INVESTMENTS TRUST
                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
GENERAL INFORMATION ABOUT THE TRUST.........................    1
     Portfolio History......................................    1
     Shares of Beneficial Interest..........................    1
DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND
  RISKS.....................................................    2
     Classification.........................................    2
     Investment Strategies and Risks........................    2
          Debt Investments..................................    5
          Other Investments.................................    6
          Investment Techniques.............................    6
     Portfolio Policies.....................................    9
     Temporary Defensive Position...........................   10
MANAGEMENT OF THE TRUST.....................................   10
     Board of Trustees......................................   10
     Management Information.................................   10
          Trustee Ownership of Portfolio Shares.............   12
          Factors Considered in Approving the Investment
          Advisory Agreement................................   12
     Compensation...........................................   12
          Retirement Plan for Trustees......................   13
          Deferred Compensation Agreements..................   13
     Codes of Ethics........................................   13
     Proxy Voting Policies..................................   13
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........   14
INVESTMENT ADVISORY AND OTHER SERVICES......................   14
     Investment Advisor.....................................   14
     Marketing Support and Administrative Support
      Payments..............................................   15
     Service Agreements.....................................   15
     Other Service Providers................................   15
BROKERAGE ALLOCATION AND OTHER PRACTICES....................   16
     Brokerage Transactions.................................   16
     Commissions............................................   16
     Brokerage Selection....................................   17
     Directed Brokerage (Research Services).................   17
     Regular Brokers or Dealers.............................   18
     Allocation of Portfolio Transactions...................   18
PURCHASE, REDEMPTION AND PRICING OF SHARES..................   18
     Purchase and Redemption of Shares......................   18
     Authorized Agents......................................   19
     Offering Price.........................................   19
          Calculation of Net Asset Value....................   19
     Redemption in Kind.....................................   20
     Backup Withholding.....................................   20

                                                              PAGE
                                                              ----
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS....................   21
     Dividends and Distributions............................   21
     Tax Matters............................................   21
DISTRIBUTION OF SECURITIES..................................   24
     Distribution Plan......................................   24
     Distributor............................................   26
BANKING REGULATIONS.........................................   26
CALCULATION OF PERFORMANCE DATA.............................   27
REGULATORY INQUIRIES AND PENDING LITIGATION.................   28
RATINGS OF DEBT SECURITIES..................................  A-1
TRUSTEES AND OFFICERS.......................................  B-1
TRUSTEES COMPENSATION TABLE.................................  C-1
PROXY VOTING POLICIES.......................................  D-1
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........  E-1
MANAGEMENT FEES.............................................  F-1
ADMINISTRATIVE SERVICES FEES................................  G-1
BROKERAGE COMMISSIONS.......................................  H-1
DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASE OF
  SECURITIES OF REGULAR BROKERS OR DEALERS..................  I-1
AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO
  DISTRIBUTION PLAN.........................................  J-1
ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION
  PLAN......................................................  K-1
PERFORMANCE DATA............................................  L-1
REGULATORY INQUIRIES AND PENDING LITIGATION.................  M-1
FINANCIAL STATEMENTS........................................   FS

                      GENERAL INFORMATION ABOUT THE TRUST

PORTFOLIO HISTORY


     Short-Term Investments Trust (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of six separate portfolios: Cash Assets Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio (each a "portfolio" and collectively, the "portfolios"). This Statement of Additional Information relates only to the STIC Prime Portfolio (the "Portfolio"). Under the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended, (the "Trust Agreement") the Board of Trustees (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.


     The Trust was originally organized on January 24, 1977 as a Maryland corporation and had no operations prior to November 10, 1980. The Trust reorganized as a Commonwealth of Massachusetts business trust on December 31, 1986. The Trust was again reorganized as a business trust under the laws of the state of Delaware on October 15, 1993. On November 24, 2003, the Portfolio succeeded to the assets and assumed the liabilities of Prime Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Maryland corporation ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to November 24, 2003 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof).

SHARES OF BENEFICIAL INTEREST

     Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.


     The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate portfolio. These assets constitute the underlying assets of each portfolio, are segregated on the portfolio's books of account, and are charged with the expenses of such portfolio and its respective classes. Each portfolio allocates any general expenses of the Trust not readily identifiable as belonging to a particular portfolio by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.


     Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share and is entitled to such dividends and distributions out of the income belonging to such portfolio as are declared by the Board. Government & Agency Portfolio, Government TaxAdvantage, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio each offers seven separate classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class. Cash Assets Portfolio offers one class of shares, Institutional Class. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable portfolio allocable to such class available for distribution after satisfaction of outstanding liabilities of the portfolio allocable to such class.

     All classes of shares of each portfolio have identical voting, dividend, liquidation and other rights on the same terms and conditions except that each class of shares has different shareholder qualifications, bears differing class-specific expenses, and has exclusive voting rights on matters pertaining to that class' distribution plan, if any.


     Except as specifically noted above, shareholders of each portfolio are entitled to one vote per share (with proportionate voting for fractional shares) irrespective of the relative net asset value of the shares of a portfolio. However, on matters affecting an individual portfolio or class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but that requires a separate vote of another portfolio or class. An example of a matter that would be voted on separately by shareholders of each portfolio is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each portfolio are fully paid and nonassessable, have no preemptive, conversion or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

     Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a portfolio for all losses and expenses of any shareholder of such portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a portfolio in unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

     The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her officer with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

     SHARE CERTIFICATES. Shareholders of the portfolios do not have the right to demand or require the Trust to issue share certificates, although the Trust in its sole discretion may issue them.

           DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

CLASSIFICATION

     The Trust is an open-end management investment company. The Portfolio is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS


     The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds(R). The table has been marked to indicate those securities and investment techniques that AIM may use to manage the Portfolio. The Portfolio may not use all of these techniques at any one time. The Portfolio's transactions in a particular security or use of a particular technique is subject to limitations imposed by the Portfolio's investment objective, policies and restrictions described in the Portfolio's Prospectuses and/or this Statement of Additional Information, as well as federal securities laws. The Portfolio's investment objective, policies, strategies and practices are non-fundamental. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Portfolio utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Portfolio's Prospectuses; where a particular type of security or investment technique is not discussed in the Portfolio's Prospectuses, that security or investment technique is not a principal investment strategy.

                          SHORT-TERM INVESTMENTS TRUST
                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

-------------------------------------------------------------------------------------------------------------
    SECURITY/INVESTMENT TECHNIQUE                                                      STIC PRIME PORTFOLIO
    -----------------------------                                                      --------------------
-------------------------------------------------------------------------------------------------------------
                                             EQUITY INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 Common Stock
-------------------------------------------------------------------------------------------------------------
 Preferred Stock
-------------------------------------------------------------------------------------------------------------
 Convertible Securities
-------------------------------------------------------------------------------------------------------------
 Alternative Equity Securities
-------------------------------------------------------------------------------------------------------------
                                             FOREIGN INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 Foreign Securities
-------------------------------------------------------------------------------------------------------------
 Foreign Government Obligations
-------------------------------------------------------------------------------------------------------------
 Foreign Exchange Transactions
-------------------------------------------------------------------------------------------------------------
                                              DEBT INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 U.S. Government Obligations                                                                     X
-------------------------------------------------------------------------------------------------------------
 Rule 2a-7 Requirements                                                                          X
-------------------------------------------------------------------------------------------------------------
 Mortgage-Backed and Asset-Backed
 Securities
-------------------------------------------------------------------------------------------------------------
 Collateralized Mortgage Obligations
-------------------------------------------------------------------------------------------------------------
 Bank Instruments                                                                                X
-------------------------------------------------------------------------------------------------------------
 Commercial Instruments                                                                          X
-------------------------------------------------------------------------------------------------------------
 Participation Interests                                                                         X
-------------------------------------------------------------------------------------------------------------
 Municipal Securities                                                                            X
-------------------------------------------------------------------------------------------------------------
 Municipal Lease Obligations
-------------------------------------------------------------------------------------------------------------
 Other Debt Obligations                                                                          X
-------------------------------------------------------------------------------------------------------------
 Junk Bonds
-------------------------------------------------------------------------------------------------------------
 Liquid Assets
-------------------------------------------------------------------------------------------------------------
                                              OTHER INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 REITs
-------------------------------------------------------------------------------------------------------------
 Other Investment Companies                                                                      X
-------------------------------------------------------------------------------------------------------------
 Defaulted Securities
-------------------------------------------------------------------------------------------------------------
 Municipal Forward Contracts
-------------------------------------------------------------------------------------------------------------
 Variable or Floating Rate
 Instruments                                                                                     X
-------------------------------------------------------------------------------------------------------------
 Indexed Securities
-------------------------------------------------------------------------------------------------------------
 Zero-Coupon and Pay-in-Kind
 Securities
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
    SECURITY/INVESTMENT TECHNIQUE                                                      STIC PRIME PORTFOLIO
    -----------------------------                                                      --------------------
-------------------------------------------------------------------------------------------------------------
 Synthetic Municipal Instruments
-------------------------------------------------------------------------------------------------------------
                                            INVESTMENT TECHNIQUES
-------------------------------------------------------------------------------------------------------------
 Delayed Delivery Transactions                                                                   X
-------------------------------------------------------------------------------------------------------------
 When-Issued Securities                                                                          X
-------------------------------------------------------------------------------------------------------------
 Short Sales
-------------------------------------------------------------------------------------------------------------
 Margin Transactions
-------------------------------------------------------------------------------------------------------------
 Swap Agreements
-------------------------------------------------------------------------------------------------------------
 Interfund Loans                                                                                 X
-------------------------------------------------------------------------------------------------------------
 Borrowing                                                                                       X
-------------------------------------------------------------------------------------------------------------
 Lending Portfolio Securities
-------------------------------------------------------------------------------------------------------------
 Repurchase Agreements                                                                           X
-------------------------------------------------------------------------------------------------------------
 Reverse Repurchase Agreements                                                                   X
-------------------------------------------------------------------------------------------------------------
 Dollar Rolls
-------------------------------------------------------------------------------------------------------------
 Illiquid Securities                                                                             X
-------------------------------------------------------------------------------------------------------------
 Rule 144A Securities                                                                            X
-------------------------------------------------------------------------------------------------------------
 Unseasoned Issuers
-------------------------------------------------------------------------------------------------------------
 Portfolio Transactions
-------------------------------------------------------------------------------------------------------------
 Sale of Money Market Securities                                                                 X
-------------------------------------------------------------------------------------------------------------
 Standby Commitments
-------------------------------------------------------------------------------------------------------------
                                                 DERIVATIVES
-------------------------------------------------------------------------------------------------------------
 Equity-Linked Derivatives
-------------------------------------------------------------------------------------------------------------
 Put Options
-------------------------------------------------------------------------------------------------------------
 Call Options
-------------------------------------------------------------------------------------------------------------
 Straddles
-------------------------------------------------------------------------------------------------------------
 Warrants
-------------------------------------------------------------------------------------------------------------
 Futures Contracts and Options on
 Futures Contracts
-------------------------------------------------------------------------------------------------------------
 Forward Currency Contracts
-------------------------------------------------------------------------------------------------------------
 Cover
-------------------------------------------------------------------------------------------------------------

Debt Investments

     U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.


     RULE 2a-7 REQUIREMENTS. Money market instruments in which the Portfolio will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by AIM (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from a NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from a NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO.



     The Portfolio will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by the NRSRO, or if unrated, are determined by AIM (under the supervision of an pursuant to guidelines established by the Board) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.


     BANK INSTRUMENTS. The Portfolio may invest in certificates of deposits, time deposits and bankers' acceptances from U.S. banks. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

     The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks. Accordingly, an investment in the Portfolio may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits and the possible imposition of foreign country withholding taxes on interest income.

     COMMERCIAL INSTRUMENTS. The Portfolio intends to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

     PARTICIPATION INTERESTS. The Portfolio may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company (the "Borrower"). Instead, the Portfolio will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Portfolio's rights against the Borrower and for the receipt and processing of payments due to the Portfolio under the loans. The Portfolio is thus subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Portfolio considers participation interests to be illiquid and therefore subject to the Portfolio's percentage limitation for investments in illiquid securities.

     MUNICIPAL SECURITIES. Municipal securities include debt obligations of states, territories or possessions of the United States and District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.

     OTHER DEBT OBLIGATIONS. The Portfolio may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, and U.S. dollar-denominated obligations of foreign issuers. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of the Portfolio, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management,
(b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and
(f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and (iii) other considerations deemed appropriate.

     Descriptions of debt securities ratings are found in Appendix A.

Other Investments

     OTHER INVESTMENT COMPANIES. With respect to the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Portfolio.

     The following restrictions apply to investments in other investment companies other than Affiliated Money Markets Funds: (i) the Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies.

     VARIABLE OR FLOATING RATE INSTRUMENTS. The Portfolio may invest in Eligible Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations.

Investment Techniques

     DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by the Portfolio to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Portfolio may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date.

     Investment in securities on a delayed delivery basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Portfolio will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

     The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio will not sell or otherwise transfer the delayed delivery securities prior to settlement. Delayed delivery securities may have a maturity of up to 75 days calculated from trade date.

     WHEN-ISSUED SECURITIES. The Portfolio may purchase securities on a "when-issued" basis. When-issued securities are securities that have been announced but not yet auctioned. The payment obligation and yield that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

     Investment in securities on a when-issued basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment. The Portfolio will employ techniques designed to reduce such risks. If the Portfolio purchases a when-issued security, the Portfolio will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Portfolio's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.


     INTERFUND LOANS. The Portfolio may lend uninvested cash up to 15% of its net assets to other funds advised by AIM (the "AIM Funds") and it may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, the Portfolio cannot make any additional investments. If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, it will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions.


     BORROWING. The Portfolio may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling portfolio securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Portfolio's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

     REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. The Portfolio may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis. Repurchase transactions are limited to a term of 365 days or less.

     If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. Repurchase agreements are considered loans by the Portfolio under the 1940 Act.

     REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by the Portfolio to financial institutions such as banks and broker-dealers, with an agreement that the Portfolio will repurchase the securities at an agreed upon price and date. The Portfolio may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions;
(ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, the Portfolio will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Portfolio may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Portfolio is delayed or prevented from completing the transaction.

     The Portfolio will give shareholders notice of its intent to enter into a reverse repurchase agreement in sufficient time to permit shareholder redemptions before the Portfolio enters into any reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.


     ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.


     The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.


     RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Portfolio, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Portfolio's restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers,
(iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review the Portfolio's holdings of illiquid securities to determine what, if any, action is required to assure that the Portfolio complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of the Portfolio's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


     SALE OF MONEY MARKET SECURITIES. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity. However, AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure. AIM may also dispose of any portfolio securities prior to maturity to meet redemption requests, and a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

PORTFOLIO POLICIES

     FUNDAMENTAL RESTRICTIONS. The Portfolio is subject to the following investment restrictions, which may be changed only by a vote of the lesser of
(i) 67% or more of the Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Portfolio.

          (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the 1933 Act.

          (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments; or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

          (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

          (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

          (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

          (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.


     The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which AIM must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.

     NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to the Portfolio. They may be changed without approval of the Portfolio's voting securities.

          (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

          (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets or when any borrowings from an AIM Advised Fund are outstanding.

          (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

          (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

          (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end portfolio, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

          (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Portfolio currently may not invest in any security (including futures contracts or options thereon) that are secured by physical commodities.

TEMPORARY DEFENSIVE POSITION

     In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold all or a portion of its assets in cash or cash equivalents.

                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES


     The overall management of the business and affairs of the Portfolio and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of the Portfolio, and persons or companies furnishing services to the Portfolio. The day-to-day operations of the Portfolio are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the Portfolio and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.


MANAGEMENT INFORMATION

     The trustees and officers of the Trust and their principal occupations during at least the last five years and certain other information concerning them is set forth in Appendix B.

       The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Committee Relating to Market Timing issues.



       The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by the Portfolio (including monitoring the independence, qualifications and performance of such auditors and resolution of disagreements between the Portfolio's management and the auditors regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other audit, review or attest services; (ii) overseeing the financial reporting process of the Portfolio; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy and integrity of the financial statements and asset valuation; (iv) assisting the Board's oversight of the Portfolio's compliance with legal and regulatory requirements that related to the Portfolio's accounting and financial reporting, internal control over financial reporting and independent audits; (v) to the extent required by Section 10A of the Securities Exchange Act of 1934, pre-approving all permissible non-audit services provided to the Portfolio by its independent auditors; (vi) pre-approving, in accordance with Item 2.01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Portfolio's independent auditors to the Portfolio's investment advisor and certain other affiliated entities; and (vii) to the extent required by Regulation 14A, preparing an audit committee report for inclusion in the Portfolio's annual proxy statement. During the fiscal year ended August 31, 2004, the Audit Committee held eight meetings.



       The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Dunn. The Compliance Committee is responsible for: (i) recommending to the Board and the dis-interested trustees the appointment, compensation and removal of the Portfolio's Chief Compliance Officer; (ii) recommending to the dis-interested trustees the appointment, compensation and removal of the Portfolio's Senior Officer appointed pursuant to the terms of an Assurance of Discontinuance from the New York Attorney General that is applicable to AIM and/or INVESCO Funds Group, Inc. (the "Advisors") (the "Senior Officer"); (iii) recommending to the dis-interested trustees the appointment and removal of the Advisors' independent Compliance Consultant appointed pursuant to the terms of the Securities and Exchange Commission's Order Instituting Administrative Proceedings (the "SEC Order") applicable to the Advisors (the "Compliance Consultant"); (iv) receiving all reports from the Chief Compliance Officer, the Senior Officer and the Compliance Consultant that are delivered between meetings of the Board and that are otherwise not required to be provided to the full Board or to all of the dis-interested trustees; (v) overseeing all reports on compliance matters from the Chief Compliance Officer, the Senior Officer and the Compliance Consultant, and overseeing all reports from the third party retained by the Advisors to conduct the periodic compliance review required by the terms of the SEC Order that are required to be provided to the full Board; (vi) overseeing all of the compliance policies and procedures of the Portfolio and its service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (vii) risk management oversight with respect to the Portfolio and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC that are applicable to the Portfolio or its service providers; and (viii) overseeing potential conflicts of interest that are reported to the Committee by the Advisors, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended August 31, 2004, the Compliance Committee did not meet.



       The members of the Governance Committee are Messrs. Bayley, Crockett, Dowden (Chair), and Jack M. Fields (Vice Chair), Gerald J. Lewis and Louis S. Sklar. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Trust for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Trust at meetings called for the election of trustees; (ii) nominating persons for appointment as members of each committee of the Board, including, without limitation, the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for appointment as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee and the Compliance Committee of the Trust.



       The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended August 31, 2004, the Governance Committee held seven meetings.

       Notice procedures set forth in the Trust's bylaws require that any shareholder of a Portfolio desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.



       The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Dunn, Fields, Lewis, Pennock, Sklar and Soll, and Carl Frischling, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration. During the fiscal year ended August 31, 2004, the Investments Committee held five meetings.



       The members of the Valuation Committee are Messrs. Dunn, Pennock (Chair) and Soll, and Miss Quigley (Vice Chair). The Valuation Committee is responsible for addressing issues requiring action by the Board in the valuation of the Portfolio's portfolio securities that arise during periods between meetings of the Board. During periods between meetings of the Board, the Valuation
Committee: (i) receives the reports of AIM's internal valuation committee requesting pre-approval or approval of any changes to pricing vendors or pricing methodologies as required by AIM's Procedures for Valuing Securities (Pricing Procedures) (the "Procedures"), and approves changes to pricing vendors and pricing methodologies as provided in the Procedures; (ii) upon request of AIM, assists AIM's internal valuation committee in resolving particular fair valuation issues; and (iii) receives reports on non-standard price changes on private equities. During the fiscal year ended August 31, 2004, the Valuation Committee did not meet.



       The members of the Special Committee Relating to Market Timing issues are Messrs. Crockett, Dowden, Dunn, and Lewis (Chair). The purpose of the Special Committee Relating to Market Timing Issues is to remain informed on matters relating to alleged excessive short term trading in shares of the Portfolio ("market timing") and to provide guidance to special counsel for the independent trustees on market timing issues and related matters between meetings of the independent trustees. During the fiscal year ended August 31, 2004, the Special Committee Relating to Market Timing issues held seven meetings.


Trustee Ownership of Portfolio Shares

     The dollar range of equity securities beneficially owned by each trustee
(i) in the Portfolio and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.

Factors Considered in Approving the Investment Advisory Agreement


     The advisory agreement with AIM (the "Advisory Agreement") was approved for the Portfolio by the Trust's Board at a meeting held on June 7-9, 2004. In evaluating the fairness and reasonableness of the Advisory Agreement, the Board considered a variety of factors for the Portfolio, including: the requirements of the Portfolio for investment supervisory and administrative services; the quality of AIM's services, including a review of the Portfolio's investment performance, if applicable, and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by the Portfolio as a percentage of its assets and in relationship to contractual limitations; any fee waivers (or payments of Portfolio expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to the Portfolio, including soft dollar arrangements, and the extent to which the Portfolio shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between the Portfolio and AIM.



     After consideration of these factors, the Board found that with respect to the Portfolio: (i) the services provided to the Portfolio and its shareholders were adequate; (ii) the Advisory Agreement was fair and reasonable under the circumstances; and (iii) the fees payable under the Advisory Agreement would have been obtained through arm's length negotiations. The Board therefore concluded that the Portfolio's Advisory Agreement was in the best interests of the Portfolio and its shareholders and approved the Advisory Agreement.


COMPENSATION


     Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, which consists of an annual retainer component and a meeting fee component.



     Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2003 is found in Appendix C.


Retirement Plan For Trustees

     The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

     The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.


     Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefit will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lessor of (i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.


Deferred Compensation Agreements


     Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more of the AIM Funds selected by the Deferring Trustees. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.


CODES OF ETHICS

     AIM, the Trust and Fund Management Company ("FMC") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by the Portfolio, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.

PROXY VOTING POLICIES


     The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Portfolio to AIM, the Portfolio's investment advisor. AIM will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix D.

     Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of the Portfolio's proxy voting record.



     Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 months ended June 30, 2004 is available at our web site, http://www.AIMinvestment.com. This information is also available at the SEC web site, http://www.sec.gov.


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     Information about the ownership of each class of each portfolio's shares by beneficial or record owners of such portfolio and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a portfolio is presumed to "control" that portfolio.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR


     AIM, the Portfolio's investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the trustees and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.


     As investment advisor, AIM supervises all aspects of the Portfolio's operations and provides investment advisory services to the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio.

     AIM is also responsible for furnishing to the Portfolio, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Portfolio, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Portfolio's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

     The Master Investment Advisory Agreement provides that the Portfolio will pay or cause to be paid all expenses of the Portfolio not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Portfolio in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Portfolio's shareholders.


     AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.



     Pursuant to the Master Investment Advisory Agreement with the Trust, AIM receives a monthly fee from the Portfolio calculated at the following annual rates, based on the average daily net assets of the Portfolio during the year:


    PORTFOLIO NAME                                     NET ASSETS        ANNUAL RATE
    --------------                                     ----------        -----------
STIC Prime Portfolio                                  All Assets            0.15%

     AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio.

     AIM has voluntarily agreed to waive a portion of advisory fees payable by the Portfolio. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Portfolio's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "Description of the Portfolio and Its Investments and Risks -- Investment Strategies and Risks -- Other Investments -- Other Investment Companies."


     The management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio for the last three fiscal years ended August 31 are found in Appendix F.


MARKETING SUPPORT AND ADMINISTRATIVE SUPPORT PAYMENTS



     AIM, FMC, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that sell shares of the Portfolio or provide promotional and/or sales support services and activities on behalf of AIM and FMC with respect to the Portfolio ("marketing support payments"). Financial intermediaries receiving marketing support payments may agree to provide a variety of services and activities that benefit AIM and its affiliates, such as including the Portfolio on a preferred or select sales list or in other sales programs, providing access to the financial intermediaries' registered representatives providing assistance in training and education of personnel, providing marketing support, and other specified services. To the extent that financial intermediaries who receive marketing support payments sell more shares of the Portfolio or cause their customers to retain their investment in the Portfolio, AIM benefits from advisory fees it is paid with respect to those assets. In addition, AIM, FMC, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that provide administrative services to their customers that AIM or its affiliates otherwise would typically provide ("administrative support payments"). These administrative support payments may be made for recordkeeping, sub-accounting, sub-transfer agency, shareholder processing and similar services. Marketing support payments and administrative support payments, which may be different for different financial intermediaries, may be based on such factors as the average daily net assets of the Portfolio attributable to a financial intermediary over a particular period or a fixed dollar amount. These payments are in addition to any Rule 12b-1 fees and other fees paid by the Portfolio. AIM, FMC, and their affiliates determine these payments in their discretion in response to requests from financial intermediaries, based on factors they deem relevant. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Portfolio to its customers. Please contact your financial advisor for details about any payments they or their firm may receive in connection with the sale of Portfolio shares or the provision of services to the Portfolio.


SERVICE AGREEMENTS


     ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Portfolio which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Portfolio reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to portfolio accounting services.


     Administrative services fees paid to AIM by the Portfolio for the last three fiscal years ended August 31 are found in Appendix G.

OTHER SERVICE PROVIDERS


     TRANSFER AGENT. AIM Investment Services, Inc. (formerly, A I M Fund Services, Inc.) ("AIS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Portfolio.



     The Transfer Agency and Service Agreement between the Trust and AIS provides that AIS will perform certain shareholder services for the Portfolio. The Transfer Agency and Service Agreement provides that AIS will receive an asset based fee plus certain out-of-pocket expenses. AIS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

     SUB-ACCOUNTING. The Trust and FMC have arranged for AIS or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Trust or FMC for these sub-accounting services. In addition, shareholders utilizing AIM LINK(R) may receive sub-accounting services.



     CUSTODIAN. The Bank of New York ("Custodian"), 2 Hanson Place, Brooklyn, New York 11217-1431, is custodian of all securities and cash of the Portfolio.


     Under its contract with the Trust, the Custodian maintains the portfolio securities of the Portfolio, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the Portfolio and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.


     AUDITORS. Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, the Portfolio's independent public accountants, are responsible for auditing the financial statements of the Portfolio. The Board has selected PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002 as the independent public accountants of the Portfolio for the fiscal year ending August 31, 2005.


     COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

     AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate or spread (as applicable). While AIM seeks reasonable competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Brokerage Selection" below.

     Some of the securities in which the Portfolio invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.

     The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

     Brokerage commissions, if any, paid by the Portfolios for the last three fiscal years ended August 31 are found in Appendix H.

COMMISSIONS

     During the last three fiscal years ended August 31, the Portfolio did not pay brokerage commissions to brokers affiliated with the Portfolio, AIM, FMC, or any affiliates of such entities.

     The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio, provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund or account provided the Portfolio follows procedures adopted by the Boards of Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.


BROKERAGE SELECTION

     Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Portfolio may pay a broker higher commissions than those available from another broker.

     Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications or trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.


     The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to provide a more in-depth analysis of a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.


     In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.


     AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. Portfolio transactions also may be effected through broker-dealers that recommend the Portfolio to their clients, or that act as agent in the purchase of the Portfolio's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.


DIRECTED BROKERAGE (RESEARCH SERVICES)


     Directed brokerage (research services) paid by the Portfolio during the last fiscal year ended August 31, 2004 are found in Appendix I.

REGULAR BROKERS OR DEALERS


     Information concerning the Portfolio's acquisition of securities of its regular broker or dealers during the last fiscal year ended August 31, 2004 is found in Appendix I.


ALLOCATION OF PORTFOLIO TRANSACTIONS

     AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Portfolios. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

     Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES


     Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to AIS at P.O. Box 0843, Houston, Texas 77001-0843. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AIS.



     Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AIS all required information and documentation with respect to the investor. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolio for any overdraft charges incurred.



     A financial intermediary may submit a written request to AIS for correction of transactions involving Portfolio shares. If AIS agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Portfolio for any resulting loss.


     An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Portfolio, except through the reinvestment of distributions.


     Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. Any changes to wire instructions must be submitted to AISI in writing. AIS may request additional documentation.



     AIS may request that an intermediary maintain separate master accounts in the Portfolio for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.


     Additional information regarding purchases and redemptions is located in each class' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

AUTHORIZED AGENTS



     AIS and FMC may authorize agents to accept purchase and redemption orders that are in good form on behalf of the AIM Funds. In certain cases, these authorized agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Portfolio's behalf. The Portfolio will be deemed to have received the purchase or redemption order when the Portfolio's authorized agent or its designee accepts the order. The order will be priced at the net asset value net determined after the code is accepted by the Portfolio's authorized agent or its designee.


OFFERING PRICE

     The offering price per share of the Portfolio is $1.00. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Calculation of Net Asset Value


     The price of each of the Portfolio's shares is the Portfolio's net asset value per share. The Portfolio determines the net asset value of its shares five times on each business day. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Portfolio's custodian, are open for business. The Portfolio also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day. The Portfolio determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time. The Portfolio declares dividends on settled shares at 4:30 p.m. Eastern Time. The Portfolio values portfolio securities on the basis of amortized cost, which approximates market value. The Portfolio reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.


     For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the Portfolio, if any; (c) deducting the liabilities of the Portfolio; (d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at amortized cost as well as income accrued but not yet received.

     The Portfolio uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Portfolio's investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Portfolio of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

     The Portfolio may use the amortized cost method to determine its net asset value so long as the Portfolio does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Portfolio of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.


     The Board has established procedures designed to stabilize the Portfolio's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations. When available, market quotations are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share.

REDEMPTION IN KIND

     The Portfolio will not redeem shares representing an interest in the Portfolio in kind (i.e. by distributing its portfolio securities).

BACKUP WITHHOLDING

     Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

     Each AIM Fund and other payers, generally must withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Portfolio with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

     An investor is subject to backup withholding if:

          1. the investor fails to furnish a correct TIN to the Portfolio;

          2. the IRS notifies the Portfolio that the investor furnished an incorrect TIN;

          3. the investor or the Portfolio is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

          4. the investor fails to certify to the Portfolio that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

          5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

     Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.


     Certain payees and payments are exempt from backup withholding and information reporting. AIM or AIS will not provide Form 1099 to those payees.


     Investors should contact the IRS if they have any questions concerning withholding.

     IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

     NON-RESIDENT ALIENS -- Non-resident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


     It is the present policy of the Portfolio to declare dividends on each business day and pay dividends monthly. It is the Portfolio's intention to distribute substantially all of its net investment income and realized net capital gains. The Portfolio does not expect to realize any long-term capital gains and losses.



     Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to AIS at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.


     All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, the shareholder may request that all dividends declared up to the date of redemption are paid to the shareholder along with the proceeds of the redemption. If no request is made, dividends will be paid on the next dividend date. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern time on that day.

     The dividends accrued and paid for each class of shares of the Portfolio will consist of (a) income accrued and discounts earned less amortization of premiums, if any, for the portfolio to which such class relates, allocated based upon such class' pro rata share of the total shares outstanding which relate to such portfolio, less (b) Portfolio expenses accrued for the applicable dividend period attributable to such portfolio, such as custodian fees and accounting expenses, allocated based upon each such class' pro rata share of the net assets of such portfolio, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.


     Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the Portfolio or the net income per share of a class of the Portfolio for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio was reduced, or was anticipated to be reduced, below $1.00, the Board might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or its receiving upon redemption a price per share lower than that which it paid.


TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.


     QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under code section 103(a) over its deductions disallowed under code sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.


     In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and (for portfolio taxable years beginning after October 22, 2004) net income derived from certain publicly traded partnerships (the "Income Requirement").



     In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, securities of certain publicly traded partnerships (for Portfolio taxable years beginning after October 22, 2004), and securities of other issuers, as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.



     If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders and will be included in the qualified dividend income of noncorporate shareholders.


     DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made an election to accrue market discount into income. If the Portfolio purchases a debt obligation that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

     EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.


     The Portfolio generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances the Portfolio may elect to pay a minimal amount of excise tax.



     PORTFOLIO DISTRIBUTIONS. The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations or be included in the qualified dividend income of noncorporate shareholders.



     The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for non-corporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

     Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

     Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another portfolio). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

     SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum tax rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares, and any such loss will be disallowed to the extent of any dividends that were received within the six-month period. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

     BACKUP WITHHOLDING. The Portfolio may be required to withhold 28% of distributions and/or redemption payments. For more information refer to "Purchases, Redemption and Pricing of Shares -- Backup Withholding."


     FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a non-resident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term and short-term capital gain and of certain types of interest income) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed net capital gain.



     As a consequence of the enactment of the American Jobs Creation Act of 2004, such a foreign shareholder will also generally be exempt from U.S. federal income tax on distributions that the Portfolio designates as "short-term capital gain dividends" or as "interest-related dividends" for Portfolio taxable years beginning after December 31, 2004 and before January 1, 2008. The aggregate amount that may be designated as short-term capital gain dividends for a Portfolio's taxable year is generally equal to the excess (if any) of the Portfolio's net short-term capital gain over its net long-term capital loss. The aggregate amount designated as interest-related dividends for any Portfolio taxable year is generally limited to the excess for the amount of "qualified interest income" of the Portfolio over allocable expenses. Qualified interest income is generally equal to the sum of a Portfolio's U.S.-source income that contributes (1) bank deposit interest; (2) short-term original issue discount that is exempt from withholding tax; (3) interest on a debt obligation which is in registered form, unless it is earned on a debt obligation issued by a corporation or partnership in which the Portfolio holds a 10-percent ownership interest or its payment is contingent on certain events; and (4) interest-related dividends received from another regulated investment company.



     If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends short-term capital gain dividends, interest-related dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.


     In the case of foreign non-corporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of their foreign status.


     Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and instructions, please contact your tax advisor or the IRS.


     Transfers by gift of shares of the Portfolio by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. Estates of decedents dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of a Portfolio's shares attributable to "qualifying assets" held by the portfolio at the end of the quarter immediately preceding the decedent's death (or such other time as the Internal Revenue Service may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of a Portfolio's assets that constituted qualifying assets at the end of each quarter of its taxable year.


     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.


     EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


     Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Trust.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLAN

     The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class (the "Plan"). The Portfolio, pursuant to the Plan, pays FMC compensation at the annual rate, shown immediately below, of the Portfolio's average daily net assets.


CLASS                                         ANNUAL RATE
  Cash Management Class                          0.10%
  Personal Investment Class                      0.75%
  Private Investment Class                       0.50%
  Reserve Class                                  1.00%
  Resource Class                                 0.20%
  Sweep Class                                    0.25%

     The Plan compensates FMC for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Portfolio. Such activities include, but are not limited to the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Plan.

     Amounts payable by the Portfolio under the Plan need not be directly related to the expenses actually incurred by FMC on behalf of the Portfolio. The Plan does not obligate the Portfolio to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan. Thus, even if FMC's actual expenses exceed the fee payable to FMC at any given time, the Portfolio will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

     FMC may from time to time waive or reduce any portion of its 12b-1 fee for Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class or Sweep Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Trust.

     The Portfolio may pay a service fee of up to 0.25% of the average daily net assets of the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class to selected dealers, banks and financial institutions or their affiliates, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Portfolio. Under the terms of a shareholder service agreement, such personal shareholder services include (i) answering customer inquiries regarding the shares of these classes and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment of customer cash account balances in the shares of these classes; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Trust may request on behalf of the shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation.

     Under a Shareholder Service Agreement, the Portfolio agrees to pay periodically fees to selected dealers, banks and other financial institutions or their affiliates who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Portfolio during such period at the annual rate specified in each agreement based on the average daily net asset value of the Portfolio shares purchased. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Portfolio shares are held.

     Selected dealers and other institutions entitled to receive compensation for selling Portfolio shares may receive different compensation for selling shares of one particular class over another. Under the Plan, certain financial institutions which have entered into service agreements and which sell shares of the Portfolio on an agency basis, may receive payments from the Portfolio pursuant to the Plan. FMC does not act as principal, but rather as agent for the Portfolio, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plan. These payments are an obligation of the Portfolio and not of FMC.

     Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").


     See Appendix J for a list of the amounts paid by each class of shares of the Portfolio to FMC pursuant to the Plan for the year, or period, ended August 31, 2004 and Appendix K for an estimate by category of the allocation of actual fees paid by each class of shares of the Portfolio pursuant to the Plan for the year or period ended August 31, 2004.



     As required by Rule 12b-1, the Plan and related form of Shareholder Service Agreement was approved by the Board, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1

Trustees"). In approving the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class of the Portfolio and its respective shareholders.

     The anticipated benefits that may result from the Plan with respect to the applicable classes of the Portfolio and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio.


     Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board, including a majority of the Rule 12b-1 Trustees. The Plan may be terminated as to the Portfolio or any class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.


     Any change in the Plan that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

DISTRIBUTOR

     The Trust has entered into a master distribution agreement relating to the Portfolio (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which FMC acts as the distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P.O. Box 4497, Houston, Texas 77210-4497. Certain trustees and officers of the Trust are affiliated with FMC. See "Management of the Trust."

     The Distribution Agreement provides FMC with the exclusive right to distribute the shares of each class of the Portfolio on a continuous basis directly and through other broker-dealers with whom FMC has entered into selected dealer agreements. FMC has not undertaken to sell any specified number of shares of any classes of the Portfolio. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Trust and the costs of preparing and distributing any other supplemental sales literature.

     The Trust (on behalf of any class of the Portfolio) or FMC may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

     FMC may, from time to time at its expense, pay a fee to broker-dealers, banks or other financial institutions for operations and/or marketing support, including support for distribution programs or platforms. Such fees will not impose additional expenses on a class, nor will they change the price paid by investors for the purchase of the applicable classes' shares or the amount that any particular class will receive as proceeds from such sales.

                              BANKING REGULATIONS

     On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. Generally, this Act removed the regulatory barriers previously established among banks and bank holding companies, insurance companies, and broker-dealers. Various provisions of this Act became effective immediately, while others were phased in after enactment.

     Among the various regulatory changes imposed by the Gramm-Leach-Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. The revised definition of "broker" removes an exclusion from broker registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, a bank may offer participation in "sweep programs" without registering as a broker under the new regulations. As of the date of this Statement of Additional Information, the SEC is not requiring compliance with the provisions of the Gramm-Leach-Bliley Act related to the definition of broker. Once the SEC begins to enforce these provisions of the Act (and any rules or regulations related thereto), banks may be required to reassess their activities to determine whether registration as a broker is appropriate.

                        CALCULATION OF PERFORMANCE DATA

     Although performance data may be useful to prospective investors when comparing the Portfolio's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by the Portfolio.

  Yield Quotations

     Yield is a function of the type and quality of the Portfolio's investments, the maturity of the securities held in the Portfolio and the operating expense ratio of the Portfolio. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

     Income calculated for purposes of calculating the Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Portfolio may differ from the rate of distributions from the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

     The standard formula for calculating annualized yield for the Portfolio is as follows:

        Y  =   (V(1) - V(0))       X           365
                 ---------                     ----
                    V(0)                        7

Where  Y    =    annualized yield.
       V(0) =    the value of a hypothetical pre-existing account in the
                 Portfolio having a balance of one share at the beginning of a stated seven-day period.
       V(1) =    the value of such an account at the end of the stated
                 period.

     The standard formula for calculating effective annualized yield for the Portfolio is as follows:

       EY   =    (Y + 1)(365/7) -1
Where  EY   =    effective annualized yield.
       Y    =    annualized yield, as determined above.

     The yield for each class of the Portfolio is found in Appendix L.

Performance Information

     From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Portfolio's yield and total return.

     The performance of the Portfolio will vary from time to time and past results are not necessarily indicative of future results.

     Yield figures for the Portfolio is neither fixed nor guaranteed. The Portfolio may provide performance information in reports, sales literature and advertisements. The Portfolio may also, from time to time, quote information about the Portfolio published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Portfolio. The following is a list of such publications or media entities:

           ABA Banking Journal                       Institutional Investor
             American Banker                         Pensions & Investments
               CFO Magazine                        Treasury & Risk Management

     The Portfolio may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

            Bank Rate Monitor                         Money Fund Averages
                Bloomberg                              Mutual Fund Values
                Donoghue's                           (Morningstar) Stanger
               Lipper, Inc.                                 TeleRate
             iMoney Net, Inc.                             Weisenberger

     The Portfolio's performance may also be compared in advertising to the performance of comparative benchmarks such as the following: Consumer Price Index, Lehman Municipal Bond Fund Index and Standard & Poor's 500 Stock Index.

     Overnight -- 30 day Treasury Repurchase Agreements
     90 day Treasury Bills
     90 -- 180 day Commercial Paper

     Advertising for the Portfolio may from time to time include discussions of general economic conditions and interest rates. Advertising for the Portfolio may also include references to the use of the Portfolio as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Portfolio may disclose: (i) the largest holdings in the Portfolio's portfolio; (ii) certain selling group members; and/or (iii) certain institutional shareholders.

     From time to time, the Portfolio's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) style of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.


                  REGULATORY INQUIRIES AND PENDING LITIGATION



     The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.



     As described in the prospectuses for the AIM Funds, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, and A I M Advisors, Inc. ("AIM"), the investment advisor to the AIM Funds, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.



     In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future. This statement of additional information will be supplemented periodically to disclose any such additional regulatory actions, civil lawsuits and/or regulatory inquiries.



  Ongoing Regulatory Inquiries Concerning IFG and AIM



     IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG.



     AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds.



  Private Civil Actions Alleging Market Timing



     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix M-1.



     All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix M-1. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. This lawsuit is identified in Appendix M-1.



  Private Civil Actions Alleging Improper Use of Fair Value Pricing



     Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix M-2.



  Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees



     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix M-3.

  Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes



     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix M-4.



  Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements



     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix M-5.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

     The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

     Moody's corporate ratings areas follows:

          AAA: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          AA: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

          A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          BAA: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          BA: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          CAA: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          CA: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

     Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

     PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

     Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

     Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

     Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

     Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

     AAA: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     AA: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     BAA: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     BA: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     CAA: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     CA: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

     In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

     In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

     The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

     MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

     Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

     MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

     MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

          STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

     Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

     S&P describes its ratings for corporate and municipal bonds as follows:

          AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

          AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

          A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

          BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          NR:  Not Rated.

                                S&P DUAL RATINGS

     S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     These categories are as follows:

          A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

          A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          B: Issues rated "B" are regarded as having only speculative capacity for timely payment.

          C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          D: Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

     An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

     Note rating symbols are as follows:

          SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

          SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          SP-3:  Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

     Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

     Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term "AAA" - "BBB" categories; Short-term
"F1" - "F3") indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term "BB" - "D"; Short-term "B" - "D") either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on "AAA" rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for "BBB" rated bonds was 0.35%, and for "B" rated bonds, 3.0%.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

     The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

     Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

     A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

     NR:  Indicates that Fitch does not rate the specific issue.

     WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

     RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

     BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

     B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

     CC:  Default of some kind appears probable.

     C:  Bonds are in imminent default in payment of interest or principal.

     DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                        FITCH SHORT-TERM CREDIT RATINGS

     The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

     F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

     F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

     B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B

                             TRUSTEES AND OFFICERS

                             As of August 31, 2004



     The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities; if any.



-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                          OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                      DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------
  INTERESTED PERSON
 ----------------------------------------------------------------------------------------------------------------
  ROBERT H. GRAHAM(1) -- 1946         1977        Director and Chairman, A I M Management       None
  Trustee and President                           Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman of AMVESCAP
                                                  PLC -- AIM DIVISION (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc., (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
 ----------------------------------------------------------------------------------------------------------------
  MARK H. WILLIAMSON(2) -- 1951       2003        Director, President and Chief Executive       None
  Trustee and Executive Vice                      Officer, A I M Management Group Inc.
  President                                       (financial services holding company);
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director, A I M Capital
                                                  Management, Inc. (registered investment
                                                  advisor) and A I M Distributors, Inc.
                                                  (registered broker dealer); Director and
                                                  Chairman, AIM Investment Services, Inc.
                                                  (registered transfer agent), Fund
                                                  Management Company (registered broker
                                                  dealer) and INVESCO Distributors, Inc.
                                                  (registered broker dealer); and Chief
                                                  Executive Officer, AMVESCAP PLC -- AIM
                                                  Division (parent of AIM and a global
                                                  investment management firm)
                                                  Formerly: Director, Chairman, President and
                                                  Chief Executive Officer, INVESCO Funds
                                                  Group, Inc.; President and Chief Executive
                                                  Officer INVESCO Distributors, Inc.; Chief
                                                  Executive Officer, AMVESCAP PLC -- Managed
                                                  Products; Chairman and Chief Executive
                                                  Officer of NationsBanc Advisors, Inc.; and
                                                  Chairman of NationsBanc Investments, Inc.
 ----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------


---------------


(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.



(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                          OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                      DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------
  INDEPENDENT TRUSTEES
 ----------------------------------------------------------------------------------------------------------------
  BRUCE L. CROCKETT(3) -- 1944        1993        Chairman, Crockett Technology Associates      ACE Limited
  Trustee and Chair                               (technology consulting company)               (insurance
                                                                                                company); and
                                                                                                Captaris, Inc.
                                                                                                (unified
                                                                                                messaging
                                                                                                provider)
 ----------------------------------------------------------------------------------------------------------------
  BOB R. BAKER -- 1936                2003        Retired                                       None
  Trustee                                         Formerly: President and Chief Executive
                                                  Officer, AMC Cancer Research Center; and
                                                  Chairman and Chief Executive Officer, First
                                                  Columbia Financial Corporation
 ----------------------------------------------------------------------------------------------------------------
  FRANK S. BAYLEY -- 1939             2001        Retired                                       Badgley Funds,
  Trustee                                         Formerly: Partner, law firm of Baker &        Inc. (registered
                                                  McKenzie                                      investment
                                                                                                company)
 ----------------------------------------------------------------------------------------------------------------
  JAMES T. BUNCH -- 1942              2003        Co-President and Founder, Green, Manning &    None
  Trustee                                         Bunch Ltd., (investment banking firm); and
                                                  Director, Policy Studies, Inc. and Van
                                                  Gilder Insurance Corporation
 ----------------------------------------------------------------------------------------------------------------
  ALBERT R. DOWDEN -- 1941            2000        Director of a number of public and private    Cortland Trust,
  Trustee                                         business corporations, including the Boss     Inc. (Chairman)
                                                  Group, Ltd. (private investment and           (registered
                                                  management) and Magellan Insurance Company    investment
                                                  Formerly: Director, President and Chief       company); Annuity
                                                  Executive Officer, Volvo Group North          and Life Re
                                                  America, Inc.; Senior Vice President, AB      (Holdings), Ltd.
                                                  Volvo and director of various affiliated      (insurance
                                                  Volvo Group companies                         company)
 ----------------------------------------------------------------------------------------------------------------
  EDWARD K. DUNN, JR. -- 1935         1998        Retired                                       None
  Trustee                                         Formerly: Chairman, Mercantile Mortgage
                                                  Corp.; President and Chief Operating
                                                  Officer, Mercantile-Safe Deposit & Trust
                                                  Co.; and President, Mercantile Bankshares
                                                  Corp.
 ----------------------------------------------------------------------------------------------------------------
  JACK M. FIELDS -- 1952              1997        Chief Executive Officer, Twenty First         Administaff, and
  Trustee                                         Century Group, Inc. (government affairs       Discovery Global
                                                  company) and Texana Timber LP (sustainable    Education Fund
                                                  forestry company)                             (non-profit)
 ----------------------------------------------------------------------------------------------------------------
  CARL FRISCHLING -- 1937             1980        Partner, law firm of Kramer Levin Naftalis    Cortland Trust,
  Trustee                                         and Frankel LLP                               Inc. (registered
                                                                                                investment
                                                                                                company)
 ----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------


---------------


(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                          OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                      DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------
  INDEPENDENT TRUSTEES
 ----------------------------------------------------------------------------------------------------------------
  GERALD J. LEWIS -- 1933             2003        Chairman, Lawsuit Resolution Services (San    General Chemical
  Trustee                                         Diego, California)                            Group, Inc.
                                                  Formerly: Associate Justice of the
                                                  California Court of Appeals
 ----------------------------------------------------------------------------------------------------------------
  PREMA MATHAI-DAVIS -- 1950          1998        Formerly; Chief Executive Officer, YWCA of    None
  Trustee                                         the USA
 ----------------------------------------------------------------------------------------------------------------
  LEWIS F. PENNOCK -- 1942            1981        Partner, law firm of Pennock & Cooper         None
  Trustee
 ----------------------------------------------------------------------------------------------------------------
  RUTH H. QUIGLEY -- 1935             2001        Retired                                       None
  Trustee
 ----------------------------------------------------------------------------------------------------------------
  LOUIS S. SKLAR -- 1939              1989        Executive Vice President, Development and     None
  Trustee                                         Operations, Hines Interests Limited
                                                  Partnership (real estate development
                                                  company)
 ----------------------------------------------------------------------------------------------------------------
  LARRY SOLL -- 1942                  2003        Retired                                       None
  Trustee
 ----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                          OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                      DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------
  OTHER OFFICERS
 ----------------------------------------------------------------------------------------------------------------
  LISA O. BRINKLEY(4) -- 1959         2004        Senior Vice President, A I M Management       N/A
  Senior Vice President and                       Group Inc. (financial services holding
  Chief Compliance Officer                        company); Senior Vice President and Chief
                                                  Compliance Officer of A I M Advisors, Inc.;
                                                  Vice President and Chief Compliance Officer
                                                  of AIM Capital Management, Inc. and AIM
                                                  Distributors, Inc.; and Vice President of
                                                  AIM Investment Services, Inc. and Fund
                                                  Management Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware Investments
                                                  Family of Funds
 ----------------------------------------------------------------------------------------------------------------
  KEVIN M. CAROME -- 1956             2003        Director, Senior Vice President, Secretary    N/A
  Senior Vice President, Chief                    and General Counsel, A I M Management Group
  Legal Officer and Secretary                     Inc. (financial services holding company)
                                                  and A I M Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.; Vice
                                                  President, A I M Capital Management, Inc.,
                                                  and AIM Investment Services, Inc.; and
                                                  Director, Vice President and General
                                                  Counsel, Fund Management Company; and
                                                  Senior Vice President, A I M Distributors,
                                                  Inc.
                                                  Formerly: Senior Vice President and General
                                                  Counsel, Liberty Financial Companies, Inc.;
                                                  and Senior Vice President and General
                                                  Counsel, Liberty Funds Group, LLC; and Vice
                                                  President, A I M Distributors, Inc.
 ----------------------------------------------------------------------------------------------------------------
  STUART W. COCO -- 1955              2002        Managing Director and Director of Money       N/A
  Vice President                                  Market Research and Special Projects, A I M
                                                  Capital Management, Inc.; and Vice
                                                  President, A I M Advisors, Inc.
 ----------------------------------------------------------------------------------------------------------------
  SIDNEY M. DILGREN -- 1961           2004        Vice President and Fund Treasurer, A I M      N/A
  Vice President and Treasurer                    Advisors, Inc.
                                                  Formerly: Vice President, A I M
                                                  Distributors, Inc.; and Senior Vice
                                                  President, AIM Investment Services, Inc.
 ----------------------------------------------------------------------------------------------------------------
  KAREN DUNN KELLEY -- 1960           1989        Director of Cash Management, Managing         N/A
  Vice President                                  Director and Chief Cash Management Officer,
                                                  A I M Capital Management, Inc.; Director
                                                  and President, Fund Management Company; and
                                                  Vice President, A I M Advisors, Inc.
 ----------------------------------------------------------------------------------------------------------------
  EDGAR M. LARSEN -- 1940             2002        Executive Vice President, A I M Management    N/A
  Vice President                                  Group Inc.; Senior Vice President, A I M
                                                  Advisors, Inc.; and Chairman President,
                                                  Chief Executive Officer and Chief
                                                  Investment Officer, A I M Capital
                                                  Management, Inc.
                                                  Formerly: Director, A I M Management Group
                                                  Inc. and A I M Advisors, Inc.; and Director
                                                  and Chairman of A I M Capital Management,
                                                  Inc.
 ----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------


---------------

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.

         TRUSTEE OWNERSHIP OF PORTFOLIO SHARES AS OF DECEMBER 31, 2003



-------------------------------------------------------------------------------------------------------------------------
                                                                            AGGREGATE DOLLAR RANGE OF EQUITY
                                                                              SECURITIES IN ALL REGISTERED
                                                                              INVESTMENT COMPANIES OVERSEEN
                              DOLLAR RANGE OF EQUITY SECURITIES                       BY TRUSTEE IN
       NAME OF TRUSTEE                IN THE PORTFOLIO               THE AIM FAMILY OF FUNDS--REGISTERED TRADEMARK--
-------------------------------------------------------------------------------------------------------------------------
     Robert H. Graham
                                             -0-                                   Over $100,000
-------------------------------------------------------------------------------------------------------------------------
     Mark H. Williamson
                                             -0-                                   Over $100,000
-------------------------------------------------------------------------------------------------------------------------
     Bob R. Baker
                                             -0-                                   Over $100,000
-------------------------------------------------------------------------------------------------------------------------
     Frank S. Bayley
                                             -0-                                 $50,001-$100,000
-------------------------------------------------------------------------------------------------------------------------
     James T. Bunch
                                             -0-                                   Over $100,000
-------------------------------------------------------------------------------------------------------------------------
     Bruce L. Crockett
                                             -0-                                  $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------------
     Albert R. Dowden
                                             -0-                                   Over $100,000
-------------------------------------------------------------------------------------------------------------------------
     Edward K. Dunn, Jr.
                                             -0-                                 Over $100,000(5)
-------------------------------------------------------------------------------------------------------------------------
     Jack M. Fields
                                             -0-                                 Over $100,000(5)
-------------------------------------------------------------------------------------------------------------------------
     Carl Frischling
                                             -0-                                 Over $100,000(5)
-------------------------------------------------------------------------------------------------------------------------
     Gerald J. Lewis
                                             -0-                                 $50,001-$100,000
-------------------------------------------------------------------------------------------------------------------------
     Prema Mathai-Davis
                                             -0-                                   $1-$10,000(5)
-------------------------------------------------------------------------------------------------------------------------
     Lewis F. Pennock
                                             -0-                                 $50,001-$100,000
-------------------------------------------------------------------------------------------------------------------------
     Ruth H. Quigley
                                             -0-                                    $1-$10,000
-------------------------------------------------------------------------------------------------------------------------
     Louis S. Sklar
                                             -0-                                 Over $100,000(5)
-------------------------------------------------------------------------------------------------------------------------
     Larry Soll
                                             -0-                                   Over $100,000
-------------------------------------------------------------------------------------------------------------------------


---------------


(5) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEE COMPENSATION TABLE


     Set forth below is information regarding compensation paid or accrued for each trustee of the Trust (including its predecessor fund) who was not affiliated with AIM during the year ended December 31, 2003:




                                                                             ESTIMATED        TOTAL
                                              RETIREMENT                      ANNUAL       COMPENSATION
                                              AGGREGATE      RETIREMENT    BENEFITS UPON       FROM
                                             COMPENSATION     BENEFITS      RETIREMENT      AIM FUNDS
                                               FROM THE      ACCRUED BY        FROM          PAID TO
                  TRUSTEE                      TRUST(1)     AIM FUNDS(2)   AIM FUNDS(3)    TRUSTEES(4)
  Bob R. Baker(5)                              $26,677        $ 32,635       $114,131        $154,554
  Frank S. Bayley                               30,864         131,228         90,000         159,000
  James T. Bunch(5)                             26,677          20,436         90,000         138,679
  Bruce L. Crockett                             30,864          46,000         90,000         160,000
  Albert R. Dowden                              30,694          57,716         90,000         159,000
  Edward K. Dunn, Jr.                           30,864          94,860         90,000         160,000
  Jack M. Fields                                30,864          28,036         90,000         159,000
  Carl Frischling(6)                            30,682          40,447         90,000         160,000
  Gerald J. Lewis(5)                            26,677          20,436         90,000         142,054
  Prema Mathai-Davis                            30,864          33,142         90,000         160,000
  Lewis F. Pennock                              30,864          49,610         90,000         160,000
  Ruth H. Quigley                               30,864         126,050         90,000         160,000
  Louis S. Sklar                                30,864          72,786         90,000         160,000
  Larry Soll(5)                                 26,677          48,830        108,090         140,429


---------------


(1) Amounts shown are based on the fiscal year ended August 31, 2004. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2004, including earnings, was $111,141.



(2) During the fiscal year ended August 31, 2004, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $296,664



(3) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustees' retirement. The estimated benefits assume each trustee serves until his or her normal retirement date and has ten years of service.



(4) All trustees currently serve as trustees of 19 registered investment companies advised by AIM.



(5) Messrs. Baker, Bunch and Lewis and Dr. Soll were elected as trustees of the Trust on October 21, 2003.



(6) During the fiscal year ended August 31, 2004, the Trust paid $127,568 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner in such firm.

                                   APPENDIX D



                             PROXY VOTING POLICIES



PROXY POLICIES AND PROCEDURES



(AS AMENDED SEPTEMBER 16, 2004)



A.  Proxy Policies



    Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.



    I. Boards Of Directors



       A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.



       There are some actions by directors that should result in votes being withheld. These instances include directors who:



       - Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;



       - Attend less than 75 percent of the board and committee meetings without a valid excuse;



       -  Implement or renew a dead-hand or modified dead-hand poison pill;



       -  Sit on the boards of an excessive number of companies;



       - Enacted egregious corporate governance or other policies or failed to replace management as appropriate;



       - Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or



       - Ignore a shareholder proposal that is approved by a majority of the shares outstanding.



       Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:



       - Long-term financial performance of the target company relative to its industry; Management's track record;



       -  Management's track record;



       -  Portfolio manager's assessment;



       -  Qualifications of director nominees (both slates);



       - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and



       -  Background to the proxy contest.

 II.   Independent Auditors



       A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:



       - It is not clear that the auditors will be able to fulfill their function;



       - There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or



       - The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.



 III.  Compensation Programs



       Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.



       - We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.



       - We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.



       - We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.



       - We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.



       - We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.



 IV.   Corporate Matters



       We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.



       - We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.



       - We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.



       - We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.



       - We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

 V.    Shareholder Proposals



       Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.



       - We will generally abstain from shareholder social and environmental proposals.



       - We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.



       - We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.



       - We will generally vote for proposals to lower barriers to shareholder action.



       - We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).



 VI.   Other



       - We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.



       - We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.



       - We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.



       AIM's proxy policies, and the procedures noted below, may be amended from time to time.



B.  Proxy Committee Procedures



    The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.



    The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.



    AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds' Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.



    In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of
    Trustees:



    1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.



    2. AIM will not publicly announce its voting intentions and the reasons therefore.

    3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.



    4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.



C.  Business/Disaster Recovery



    If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.



D.  Restrictions Affecting Voting



    If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.



E.  Conflicts of Interest



    The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.



    In the event that AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds' Board of Trustees in the next quarterly report.



    To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.



F.  Fund of Funds



    When an AIM Fund that invests in another AIM Fund(s) has the right to vote on the proxy of the underlying AIM Fund, AIM will seek guidance from the Board of Trustees of the investing AIM Fund on how to vote such proxy.

                                   APPENDIX E

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

     A shareholder who owns beneficially 25% or more of the outstanding securities of a portfolio is presumed to "control" that portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


     All information listed below is as of November 12, 2004.


CASH ASSETS PORTFOLIO*

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
A I M Management
  Inc. .................      NA            100%           NA           NA           NA           NA            NA
  11 Greenway Plaza,
  Suite 100
  Houston, TX 77046
  Attn: David Hessel
----------------------------------------------------------------------------------------------------------------------

---------------


* Cash Assets Portfolio had not commenced operations as of November 12, 2004.


GOVERNMENT & AGENCY PORTFOLIO


                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1                   --          17.09%           --           --           --           --            --
  Attn: Brian Smith
  Money Market Portfolio
  Admin.
  11 Greenway Plaza,
  Ste. 100
  Houston, TX 77046
----------------------------------------------------------------------------------------------------------------------
AMEX Trust US Gov't
  Securities............       --           9.54%           --           --           --           --            --
  Attn: Randall Anderson
  990 AXP Financial
  Center
  Minneapolis, MN 55474
----------------------------------------------------------------------------------------------------------------------
AmSouth Capital
  Markets...............       --             --            --         6.47%          --           --            --
  315 Deaderick St., 4th
  Floor
  Nashville, TN 37237
----------------------------------------------------------------------------------------------------------------------
Bank of China, New York
  Branch................       --          13.07%           --           --           --           --            --
  Attn: Sylvia Lee
  410 Madison Ave.
  New York, NY 10017
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --        41.38%          --           --            --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10286
----------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --        13.57%          --           --            --
  Attn: Sheryl Covelli
  440 Mamaroneck
  5th Floor
  Harrison, NY 10528
----------------------------------------------------------------------------------------------------------------------
Bank of Springfield.....       --             --         30.67%          --           --           --            --
  Attn: Brenda Stroh
  3400 West Wabash
  Springfield, IL 62707
----------------------------------------------------------------------------------------------------------------------
Carey and Company.......       --             --            --           --           --        13.10%           --
  c/o Huntington Trust
  Co
  7 Easton Oval
  EA4E70
  Columbus, OH
  43219-6010
----------------------------------------------------------------------------------------------------------------------
Community Bank..........       --             --          5.24%          --        35.22%          --            --
  Attn: Lisa Sanders
  500 S. Morgan
  Granbury, TX 76048
----------------------------------------------------------------------------------------------------------------------
Community Bank, DeSoto
  County................       --             --            --           --         6.17%          --            --
  Attn: Gladys Ricks
  6910 Airways Blvd.
  P.O. Box 129
  Southhaven, MS 38671
----------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --             --            --           --           --         8.48%           --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
----------------------------------------------------------------------------------------------------------------------
Fund Services Advisors,
  Inc. .................     8.30%          8.33%           --           --           --           --            --
  Attn: Fund Manager
  777 S. Figueroa St.
  Suite 3200
  Los Angeles, CA 90017
----------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --             --         52.35%          --        20.24%          --            --
  Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
----------------------------------------------------------------------------------------------------------------------
Henderson Sub
  Accounts..............    11.70%            --            --           --           --           --            --
  240 Water Street
  Henderson, NV 89015
----------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A. .....       --             --            --           --           --        15.32%           --
  135 South LaSalle St.
  Chicago, IL 60603
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
M&T Securities Shell
  Account...............       --             --            --           --           --        10.19%           --
  Appletree Business
  Park
  2875 Union Rd., Suite
  30-33
  Cheektowaga, NY 14277
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................       --             --            --           --           --       11.61.%           --
  Attn: Bill Cairney
  1 Pierrepont Plaza,
  7th Fl.
  Brooklyn, NY 11201
----------------------------------------------------------------------------------------------------------------------
NatCity Investments,
  Inc. .................     6.00%            --            --         5.24%          --           --            --
  629 Euclid Ave.
  13th Floor, LOC 3131
  Cleveland, OH 44114
----------------------------------------------------------------------------------------------------------------------
Resource Bank & Trust...       --             --            --           --         6.42%          --            --
  Attn: David Lindsey
  P.O. Box 1209
  Slidell, LA 70459
----------------------------------------------------------------------------------------------------------------------
Simmons First National
  Bank..................    27.00%            --            --           --           --           --            --
  Attn: Neal Jenkins
  8315 Cantrell Road
  Suite 200
  Little Rock, AR 72227
----------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --             --            --           --           --        20.09%           --
  c/o Chase Enterprises
  280 Trumbell Street
  Hartford, CT 06103
----------------------------------------------------------------------------------------------------------------------
STAR Financial Bank,
  Anderson..............       --             --         11.66%          --        27.91%          --            --
  6230 Bluffton Rd.
  Ft. Wayne, IN 46809
----------------------------------------------------------------------------------------------------------------------
Texas Treasury
  Safekeeping Trust
  Co. ..................       --           8.06%           --           --           --           --            --
  Attn: Lalo
  Torres/Kelly Tomkinson
  208 E. 10th Street,
  Rm. 402
  Austin, TX 78701
----------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets,
  LLC -- Sub-Accounts...     9.18%            --            --                        --           --            --
  8739 Research Dr.
  Attn: Money Funds
  Charlotte, NC 28288
----------------------------------------------------------------------------------------------------------------------


GOVERNMENT TAXADVANTAGE PORTFOLIO


                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Bank of America N.A. ...       --          12.98%           --           --           --           --            --
  M.C. TX1-945-08-18
  411 North Ackard
  Street
  Dallas, TX 75201-3307
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --        44.57%          --           --            --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10268
----------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma........       --             --         96.65%          --           --           --            --
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
----------------------------------------------------------------------------------------------------------------------
Bear Stearns Securities
  Corp. ................    56.46%            --            --           --           --           --            --
  Attn: Denise DiLorenzo
  1 Metrotech Center
  Brooklyn, NY 11021
----------------------------------------------------------------------------------------------------------------------
Fox and Co. ............    31.53%            --            --           --           --           --            --
  P.O. Box 976
  New York, NY 10268
----------------------------------------------------------------------------------------------------------------------
Frost National
  Bank -- TX............       --          25.20%           --        18.94%          --           --            --
  c/o Frost
  Muir & Co.
  P.O. Box 2479
  San Antonio, TX
  78298-2479
----------------------------------------------------------------------------------------------------------------------
Huntington Capital
  Corp. ................       --             --            --        19.85%          --           --            --
  41 S. High St. Ninth
  Floor
  Columbus, OH 43287
----------------------------------------------------------------------------------------------------------------------
Kanaly Trust Company....       --           6.64%           --           --           --           --            --
  4550 Post Oak Place
  Dr.,
  Ste. 139
  Attn: Operations
  Houston, TX 77027
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................       --             --            --           --           --        29.72%           --
  Attn: Bill Cairney
  1 Pierrepont Plaza,
  7th Floor
  Brooklyn, NY 11201
----------------------------------------------------------------------------------------------------------------------
NSCC Activity Account...    12.01%            --            --         8.09%          --           --            --
  11 Greenway Plaza
  17th Floor
  Houston, TX 77043
----------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --             --            --           --           --        68.26%           --
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
----------------------------------------------------------------------------------------------------------------------
Tice & Co. .............       --          17.92%           --           --           --           --            --
  Attn: Debbie Potempa
  PO Box 1377
  Buffalo, NY 14240
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC..........       --             --            --         5.95%          --           --            --
  Attn: Money Funds
  Capital Markets
  8739 Research Drive
  Charlotte, NC
  28262-0675
----------------------------------------------------------------------------------------------------------------------
William Blair & Company
  LLC...................       --           7.82%           --           --           --           --            --
  Attn: Meg Kelly
  222 W. Adams St.
  Chicago, IL 60606
----------------------------------------------------------------------------------------------------------------------
US Bank.................       --          19.03%           --           --           --           --            --
  Attn: ACM Dept
  PO Box 1787
  Milwaukee, WI 53201
----------------------------------------------------------------------------------------------------------------------


LIQUID ASSETS PORTFOLIO


                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1............        --         8.79%             --           --           --           --           --
  ATTN: Brian Smith
  Money Market Portfolio
  Administration
  11 Greenway Plaza
  Suite 100 Houston, TX
  77046
----------------------------------------------------------------------------------------------------------------------
AIM Funds -- Sec Lending
  (MSDW)................        --         8.85%             --           --           --           --           --
  Attn: Michelle
  Gonzalez
  11 Greenway, Ste 100
  Houston, TX 77046
----------------------------------------------------------------------------------------------------------------------
Bank of New York........    24.78%            --             --       42.84%           --           --           --
  ATTN: Frank Notaro
  Stif/Master Note
  One Wall Street
  2nd Floor
  New York, NY 10286
----------------------------------------------------------------------------------------------------------------------
Bank of New York........        --            --             --       25.22%           --           --           --
  Attn: Sheryl Covelli
  440 Mamaroneck
  5th Floor
  Harrison, NY 10528
----------------------------------------------------------------------------------------------------------------------
Bank of Springfield
  AAA...................        --            --          5.22%           --           --           --           --
  Sweep Investment
  ATTN: Brenda Stroh
  3400 West Wabash
  Springfield, IL 62707
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
CENCO...................        --            --             --           --           --       15.50%           --
  ATTN: AMG 7th Floor
  P.O. Box 10566
  Birmingham, AL 35296
----------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........        --            --          5.47%           --       10.91%           --           --
  Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
----------------------------------------------------------------------------------------------------------------------
Harris Methodist (Texas
  Health Resources).....        --            --             --           --           --       22.86%           --
  ATTN: Sandy Reeves
  611 Ryan Plaza Dr
  6th Floor, Suite 630
  Arlington, TX 76011
----------------------------------------------------------------------------------------------------------------------
Mellon Bank, NA.........     5.74%            --             --           --           --           --           --
  ATTN: Pam Palmer
  P.O. Box 710
  Pittsburgh, PA
  15230-0710
----------------------------------------------------------------------------------------------------------------------
Mellon Global Cash
  Management Accounts...    13.79%            --             --           --           --           --           --
  Three Mellon Bank
  Center
  Room 2501
  Pittsburgh, PA
  15259-0001
----------------------------------------------------------------------------------------------------------------------
Microsoft Capital Group
  LP....................        --         6.97%             --           --           --           --           --
  6100 Neil Road
  Reno, NV 89511-1132
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................     7.57%        11.13%             --           --           --       20.93%           --
  ATTN: Bill Cairney
  1 Pierrepont Plaza
  7th Floor
  Brooklyn, NY 11201
----------------------------------------------------------------------------------------------------------------------
NSCC Activity Account...     7.42%            --         69.72%        9.11%           --        8.49%           --
  11 Greenway Plaza
  17th Floor
  Houston, TX 77043
----------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney
  49....................        --            --             --           --           --       13.60%           --
  Attn: Chad Evans
  660 Newport Center
  Drive
  Suite 1100
  Newport Beach, CA
  92660
----------------------------------------------------------------------------------------------------------------------
SSB Sec Lending for
  various AIM Funds.....        --         9.71%             --           --           --           --           --
  Attn: Franco Agapito
  2 International Place
  31st Floor
  Boston, MA 02110-4104
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Texas Capital Bank,
  N.A. .................        --            --         15.97%           --           --           --           --
  ATTN: Kitty Ramzy
  2100 McKinney Avenue
  Suite 900
  Dallas, TX 75201
----------------------------------------------------------------------------------------------------------------------
US Clearing/Fleet
  Securities............        --            --             --           --       86.96%           --           --
  ATTN: Jeffrey D'Auria
  26 Broadway
  New York, NY 10004
----------------------------------------------------------------------------------------------------------------------
William Blair & Company
  LLC...................     5.48%            --             --           --           --           --           --
  Attn: Meg Kelly
  222 West Adams St
  Chicago, IL 60606
----------------------------------------------------------------------------------------------------------------------
Wilmington Trust
  Company...............     7.80%            --             --           --           --           --           --
  1100 North Market
  Street
  Wilmington, DE
  19890-1100
----------------------------------------------------------------------------------------------------------------------


STIC PRIME PORTFOLIO


                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1............       --          24.18%           --           --           --           --            --
  ATTN: Brian Smith
  Money Market Portfolio
  Administration
  11 Greenway Plaza
  Suite 100
  Houston, TX 77046
----------------------------------------------------------------------------------------------------------------------
AIM Funds -- Sec Lending
  (MSDW)................       --          24.36%           --           --           --           --            --
  ATTN: Michelle
  Gonzalez
  11 Greenway Plaza
  Suite 100
  Houston, TX 77046
----------------------------------------------------------------------------------------------------------------------
Bank of New York........    68.50%            --            --        48.02%          --           --            --
  ATTN: Frank Notaro
  Stif/Master Note
  One Wall Street
  2nd Floor
  New York, NY 10286
----------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --           --        89.77%          --            --
  ATTN: Sheryl Covelli
  440 Mamoroneck,
  5th Fl
  Harrison, NY 10528
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
BBH as Agent for various
  AIM Retail Funds......       --           6.06%           --           --           --           --            --
  Attn: Kristen Hays
  40 Water St.
  Boston, MA 02109
----------------------------------------------------------------------------------------------------------------------
Citicorp, N.A. .........       --           5.45%           --           --           --           --            --
  Attn: Olivia McIntyrel
  333 West 34th St
  3rd Floor
  New York, NY 10001
----------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --             --         69.55%        6.62%          --           --            --
  ATTN: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
----------------------------------------------------------------------------------------------------------------------
Frost National Bank
  Tx....................     6.52%            --            --        11.92%          --           --            --
  Muir & Co, C/O Frost
  P.O. Box 2479
  San Antonio, TX
  78298-2479
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Global
  Cash Services.........     9.23%            --            --           --           --           --            --
  Attn: Rene Godin
  4900 Sears Tower
  Chicago, IL 60606
----------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --             --         19.60%          --           --           --            --
  Buck Boyer
  8333 Douglas Ave
  Suite 820
  Dallas, TX 75225
----------------------------------------------------------------------------------------------------------------------
Haws & Company..........       --             --            --           --           --        13.94%           --
  Attn: Operations
  P.O. Box 5847
  Denver, CO 80217
----------------------------------------------------------------------------------------------------------------------
Huntington Capital
  Corp. ................       --             --            --        12.30%          --           --            --
  41 S. High Street
  Ninth Floor
  Columbus, OH 43287
----------------------------------------------------------------------------------------------------------------------
NSCC Activity Account...       --             --            --         5.24%          --           --            --
  11 Greenway Plaza
  17th Floor
  Houston, TX 77043
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets,
  LLC -- Sub-Accounts...       --             --            --           --           --         8.51%           --
  ATTN: Money Funds
  8739 Research Drive
  Charlotte, NC 28288
----------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC --.......       --             --            --           --           --        59.34%           --
  ATTN: Money Funds
  Capital Markets
  8739 Research Drive
  Charlotte, NC
  28262-0675
----------------------------------------------------------------------------------------------------------------------


TREASURY PORTFOLIO


                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Bank of New York........    28.95%            --            --        37.89%          --           --            --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10286
----------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --           --        95.90%          --            --
  Attn: Sheryl Covelli
  440 Mamaroneck, 5th
  Floor
  Harrison, NY 10528
----------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma........    25.38%            --            --           --           --           --            --
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
----------------------------------------------------------------------------------------------------------------------
Bank United Securities
  Corp. ................       --             --          7.16%          --           --           --            --
  Attn: Richard Roddy
  3200 Southwest Frwy
  TMS OPS DROP 1742
  Houston, TX 77027
----------------------------------------------------------------------------------------------------------------------
CENCO...................       --             --          5.46%          --           --         9.92%           --
  Attn: AMG 7th Floor
  P.O. Box 10566
  Birmingham, AL 35296
----------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --             --         69.10%       15.00%          --           --            --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
----------------------------------------------------------------------------------------------------------------------
Frost National
  Bank -- TX............       --          19.80%           --           --           --           --            --
  c/o Frost
  Muir & Co.
  P.O. Box 2479
  San Antonio, TX
  78298-2479
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Global
  Cash Services.........     5.00%            --            --           --           --           --            --
  Attn: Rene Godin
  4900 Sears Tower
  Chicago, IL 60606
----------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --             --         11.63%          --           --           --            --
  Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
----------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A. .....       --             --            --           --           --        37.29%           --
  135 South LaSalle St.
  Chicago, IL 60690-1443
----------------------------------------------------------------------------------------------------------------------
NSCC Activity Account...       --             --            --           --           --        14.27%           --
  11 Greenway Plaza
  17th Floor
  Houston, TX 77043
----------------------------------------------------------------------------------------------------------------------
Southwest Guaranty Trust
  Co. Fiduciary
  Account...............       --          14.88%           --           --           --           --            --
  Attn: Kathy Lorie
  2121 Sage Road, Suite
  150
  Houston, TX 77056
----------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --             --            --           --           --         6.98%           --
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
----------------------------------------------------------------------------------------------------------------------
Southwest Bank of Texas,
  NA....................       --           8.53%           --           --           --           --            --
  Services
  4400 Post Oak Parkway
  5th Floor
  Houston, TX 77027
----------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........     6.65%            --            --           --           --           --            --
  Attn: Karen Howard
  Centre
  Square-Concourse
  Philadelphia, PA 19102
----------------------------------------------------------------------------------------------------------------------
Texas Commerce Bank
  National Association,
  as Custo..............       --           5.92%           --           --           --           --            --
  Attn: Bill Pennington
  1585 Broadway
  New York, NY 10036
----------------------------------------------------------------------------------------------------------------------
U.S. Trust..............       --           9.20%           --           --           --           --            --
  Attn: Jillian Eng
  499 Washington Blvd.
  Jersey City, NJ 07310
----------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets,
  LLC -- Sub-Accounts...       --             --            --           --           --        24.14%           --
  Attn: Money Funds
  8739 Research Dr.
  Charlotte, NC 28288
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Zions First National
  Bank (CO).............       --             --            --        26.14%          --           --            --
  Attn: Trust
  Dept. -- Liz King
  P.O. Box 30880
  Salt Lake City, UT
  84130
----------------------------------------------------------------------------------------------------------------------


MANAGEMENT OWNERSHIP


     As of November 12, 2004 the trustees and officers as a group owned less than 1% of the outstanding shares of each class of any portfolio.

                                   APPENDIX F

                                MANAGEMENT FEES

     For the last three fiscal years ended August 31, the management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio were as follows:

                               MANAGEMENT FEE PAYABLE                  MANAGEMENT FEE WAIVERS
                       --------------------------------------   ------------------------------------
   PORTFOLIO NAME         2004         2003          2002          2004         2003         2002
   --------------      ----------   -----------   -----------   ----------   ----------   ----------
STIC Prime
  Portfolio..........  $9,335,764   $11,975,189   $10,842,465   $4,445,465   $5,829,596   $4,364,811

                             NET MANAGEMENT FEE PAID
                       ------------------------------------
   PORTFOLIO NAME         2004         2003         2002
   --------------      ----------   ----------   ----------
STIC Prime
  Portfolio..........  $4,890,299   $6,145,593   $6,477,654

                                   APPENDIX G

                          ADMINISTRATIVE SERVICES FEES

     The Portfolio paid AIM the following amounts for administrative services for the last three fiscal years ended August 31:


PORTFOLIO NAME                                                  2004       2003       2002
--------------                                                --------   --------   --------
STIC Prime Portfolio........................................  $686,715   $709,442   $619,926

                                   APPENDIX H

                             BROKERAGE COMMISSIONS

     During the last three fiscal years ended August 31, the Portfolio did not pay brokerage commission.

                                   APPENDIX I

            DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS

DIRECTED BROKERAGE


     During the last fiscal year ended August 31, 2004, the Portfolio did not pay directed brokerage commissions.


PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS


     During the last fiscal year ended August 31, 2004, the Portfolio did not purchase securities of its regular brokers or dealers.

                                   APPENDIX J

     AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION PLAN


     A list of amounts paid by each class of shares of the Portfolio to Fund Management Company pursuant to the Plan for the year or period ended August 31, 2004 follows:



CLASS                                                         AMOUNT
-----                                                       ----------
Cash Management Class....................................   $  389,520
Personal Investment Class................................      675,569
Private Investment Class.................................    1,266,463
Reserve Class............................................      785,044
Resource Class...........................................      178,687
Sweep Class*.............................................          N/A


---------------

* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                                   APPENDIX K

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN


     An estimate by category of the allocation of actual fees paid by each class of the Portfolio during the year ended August 31, 2004, follows:



                                                             UNDERWRITERS     DEALERS
                                                             COMPENSATION   COMPENSATION
                                                             ------------   ------------
Cash Management Class......................................    $      0      $  389,520
Personal Investment Class..................................     137,383         538,186
Private Investment Class...................................     133,090       1,133,373
Reserve Class..............................................      67,832         717,212
Resource Class.............................................         234         178,453
Sweep Class*...............................................         N/A             N/A


---------------

* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                                   APPENDIX L

                                PERFORMANCE DATA


     The current yields for the Portfolio, with respect to each class, for the 30-day period ended August 31, 2004, are as follows:



                                                      30-DAY PERIOD ENDED
CURRENT YIELD                                           AUGUST 31, 2004
-------------                                         -------------------
Cash Management Class...............................          1.30%
Institutional Class.................................          7.38%
Personal Investment Class...........................          0.83%
Private Investment Class............................          1.08%
Reserve Class.......................................          0.51%
Resources Class.....................................          1.22%
Sweep Class*........................................           N/A



     The annualized and effective yields for the Portfolio, with respect to each class, for the seven-day period ended August 31, 2004, are as follows:



                                                    SEVEN-DAY PERIOD ENDED
ANNUALIZED YIELD                                       AUGUST 31, 2004
----------------                                    ----------------------
Cash Management Class.............................           1.35%
Institutional Class...............................           1.43%
Personal Investment Class.........................           0.88%
Private Investment Class..........................           1.13%
Reserve Class.....................................           0.56%
Resources Class...................................           1.27%
Sweep Class*......................................            N/A



                                                    SEVEN-DAY PERIOD ENDED
EFFECTIVE YIELD                                        AUGUST 31, 2004
---------------                                     ----------------------
Cash Management Class.............................           1.36%
Institutional Class...............................           1.44%
Personal Investment Class.........................           0.89%
Private Investment Class..........................           1.14%
Reserve Class.....................................           0.57%
Resources Class...................................           1.28%
Sweep Class*......................................            N/A


---------------

* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations

                  REGULATORY INQUIRIES AND PENDING LITIGATION



                                  APPENDIX M-1


                   PENDING LITIGATION ALLEGING MARKET TIMING



     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and make allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG, concerning market timing activity in the AIM Funds. These lawsuits either have been served or have had service of process waived as of October 8, 2004.



     RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.



     MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.



     RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.



     L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act",) and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



     RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND,

INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



     JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of:
Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



     EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM

COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



     JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.



     STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY
P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



     JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE
FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM

COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



     MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.



     PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.



     LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of:
Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



     ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of

Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



     JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



     EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.



     SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



     CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District

Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.



     HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



     CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



     Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar lawsuit continue to seek remand of their lawsuit to state court. Set forth below is detailed information about these three amended complaints.



     RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN), V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a)(2), and 15 of the Securities Act; Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.



     CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH,

CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED
A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.



     MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.



                                  APPENDIX M-2


 PENDING LITIGATION ALLEGING EXCESSIVE INADEQUATELY EMPLOYED FAIR VALUE PRICING



     The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of October 8, 2004.



     T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.



     JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.

                                  APPENDIX M-3


    PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES



     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of October 8, 2004. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits (Ronald Kondracki v. AIM Advisors, Inc. and AIM Distributor, Inc.) has challenged this order.



     RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of
Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



     DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



     FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



                                  APPENDIX M-4


       PENDING LITIGATION ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES


                        ON CLOSED FUNDS OR SHARE CLASSES



     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, ADI and/or certain of the trustees of the AIM Funds and allege that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits either have been served or have had service of process waived as of October 8, 2004.



     LAWRENCE ZUCKER, ON BEHALF OF AIM SMALL CAP GROWTH FUND AND AIM LIMITED MATURITY TREASURY FUND, V. A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5653), filed on December 10, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act") and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.



     STANLEY LIEBER, ON BEHALF OF INVESCO BALANCED FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO EUROPEAN FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO GROWTH & INCOME FUND, INVESCO GROWTH FUND, INVESCO HEALTH SCIENCE FUND, INVESCO HIGH YIELD FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO LEISURE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO S&P 500 INDEX FUND, INVESCO SELECT INCOME FUND, INVESCO TAX FREE BOND FUND, INVESCO TECHNOLOGY FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO TOTAL RETURN FUND, INVESCO US GOVERNMENT SECURITIES FUND, INVESCO UTILITIES FUND, INVESCO VALUE EQUITY FUND, V. INVESCO FUNDS GROUP, INC. AND A I M ADVISORS, INC., in the United States District Court, Southern

District of Texas, Houston Division (Civil Action No. H-03-5744), filed on December 17, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.



     HERMAN C. RAGAN, DERIVATIVELY, AND ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AND A I M DISTRIBUTORS, INC., in the United States District Court for the Southern District of Georgia, Dublin Division (Civil Action No. CV304-031), filed on May 6, 2004. This claim alleges violations of: Section 10(b) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 10b-5 thereunder; Sections 17(a)(2) and 17(a)(3) of the Securities Act of 1933; and Section 36(b) of the Investment Company Act. This claim also alleges controlling person liability, within the meaning of Section 20 of the Exchange Act against ADI. The plaintiff in this case is seeking: damages and costs and expenses, including counsel fees.



                                  APPENDIX M-5


        PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES


                      AND DIRECTED-BROKERAGE ARRANGEMENTS



     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of October 8, 2004.



     JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



     KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES
V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK
S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND,

INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



     JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY W. MEYER AND GEORGE ROBERT PERRY V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK
H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



     ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE

CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



     HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A.. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE
L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees."

                              FINANCIAL STATEMENTS

                                       FS

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

     We have audited the accompanying statements of assets and liabilities of STIC Prime Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of STIC Prime Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 2004

                                                            PAR
                                               MATURITY    (000)         VALUE
                                               --------   --------   --------------

COMMERCIAL PAPER-68.42%(a)

ASSET-BACKED SECURITIES-COMMERCIAL
  LOANS/LEASES-3.92%

Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)(b)
  (Acquired 08/12/04; Cost $49,940,111)
  1.54%......................................  09/09/04   $ 50,000   $   49,982,889
  (Acquired 08/11/04; Cost $99,846,000)
  1.54%......................................  09/16/04    100,000       99,935,833
  (Acquired 08/23/04; Cost $99,863,111)
  1.54%......................................  09/24/04    100,000       99,901,611
                                                                     --------------
                                                                        249,820,333
                                                                     --------------
ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-2.59%

Delaware Funding Co., LLC (Morgan
  Guaranty-ABS Program Sponsor)(b)
  (Acquired 08/10/04; Cost $51,002,846)
  1.53%......................................  09/15/04     51,081       51,050,607
Old Line Funding, LLC (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 07/28/04; Cost $25,177,180)
  1.48%......................................  09/15/04     25,228       25,213,480
Thunder Bay Funding, LLC (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 08/18/04; Cost $30,226,548)
  1.53%......................................  09/20/04     30,269       30,244,558
  (Acquired 07/26/04; Cost $34,918,538)
  1.47%......................................  09/21/04     35,000       34,971,417
  (Acquired 07/26/04; Cost $23,897,881)
  1.48%......................................  09/22/04     23,955       23,934,319
                                                                     --------------
                                                                        165,414,381
                                                                     --------------
ASSET-BACKED SECURITIES-FULLY BACKED-18.19%

Aspen Funding Corp. (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)
  (Acquired 07/27/04; Cost $114,739,972)
  1.48%......................................  09/20/04    115,000      114,910,172
  (Acquired 08/04/04; Cost $69,856,131)
  1.51%......................................  09/22/04     70,000       69,938,342
Govco, Inc. (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 07/30/04; Cost $69,864,744)
  1.48%......................................  09/15/04     70,000       69,959,711
Kitty Hawk Funding Corp. (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/10/04; Cost $119,841,900)
  1.53%......................................  09/10/04    120,000      119,954,100
Legacy Capital Co., LLC (Liberty Hampshire,
  Co., LLC (The)-ABS Program Sponsor)(b)
  (Acquired 08/12/04; Cost $249,555,833)
  1.56%......................................  09/23/04    250,000      249,761,667
  (Acquired 08/25/04; Cost $49,925,861)
  1.57%......................................  09/28/04     50,000       49,941,125

                                                            PAR
                                               MATURITY    (000)         VALUE
                                               --------   --------   --------------
ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Newport Funding Corp. (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)(c)
  (Acquired 07/27/04; Cost $59,864,333)
  1.48%......................................  09/20/04   $ 60,000   $   59,953,133
Ticonderoga Funding LLC (Bank of America
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/04/04; Cost $150,031,733)
  1.51%......................................  09/07/04    150,246      150,208,188
Variable Funding Capital (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/03/04; Cost $74,847,896)
  1.49%......................................  09/21/04     75,000       74,937,917
  (Acquired 08/24/04; Cost $199,743,333)
  1.54%......................................  09/23/04    200,000      199,811,778
                                                                     --------------
                                                                      1,159,376,133
                                                                     --------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-22.65%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 08/18/04; Cost $24,969,188)
  1.53%......................................  09/16/04     25,000       24,984,063
  (Acquired 08/17/04; Cost $49,933,694)
  1.54%......................................  09/17/04     50,000       49,965,778
  (Acquired 08/03/04; Cost $75,848,000)
  1.50%......................................  09/20/04     76,000       75,939,833
  (Acquired 08/12/04; Cost $24,957,222)
  1.54%......................................  09/21/04     25,000       24,978,611
Charta LLC (Citibank N.A.-ABS Program
Sponsor)(b)
  (Acquired 07/30/04; Cost $23,952,320)
  1.49%......................................  09/16/04     24,000       23,985,100
  (Acquired 08/11/04; Cost $99,796,333)
  1.56%......................................  09/27/04    100,000       99,887,333
  (Acquired 08/11/04; Cost $49,896,000)
  1.56%......................................  09/28/04     50,000       49,941,500
  (Acquired 08/11/04; Cost $49,893,833)
  1.56%......................................  09/29/04     50,000       49,939,333
CRC Funding LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 08/03/04; Cost $95,820,000)
  1.50%......................................  09/17/04     96,000       95,936,000
  (Acquired 07/26/04; Cost $99,767,250)
  1.47%......................................  09/21/04    100,000       99,918,333
Falcon Asset Securitization Corp. (JPMorgan
  Chase Bank-ABS Program Sponsor)(b)
  (Acquired 08/06/04; Cost $171,745,822)
  1.52%......................................  09/10/04    172,000      171,934,640
  (Acquired 08/11/04; Cost $114,832,739)
  1.54%......................................  09/14/04    115,000      114,936,047
Gemini Securitization Corp. LLC (Deutsche
  Bank A.G.-ABS Program Sponsor)(b)
  (Acquired 08/10/04; Cost $84,877,175)
  1.53%......................................  09/13/04     85,000       84,956,650
Mont Blanc Capital Corp. (ING Bank-ABS
  Program Sponsor)(b)
  (Acquired 08/25/04; Cost $39,942,800)
  1.56%......................................  09/27/04     40,000       39,954,933

                                                            PAR
                                               MATURITY    (000)         VALUE
                                               --------   --------   --------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Park Avenue Receivables Co., LLC (JPMorgan
  Chase Bank-ABS Program Sponsor)(b)
  (Acquired 08/12/04; Cost $45,758,483)
  1.53%......................................  09/09/04   $ 45,813   $   45,797,424
  (Acquired 08/12/04; Cost $65,015,769)
  1.53%......................................  09/10/04     65,096       65,071,101
  (Acquired 08/12/04; Cost $37,103,145)
  1.53%......................................  09/17/04     37,160       37,134,731
Preferred Receivables Funding Corp. (JPMorgan
  Chase Bank-ABS Program Sponsor)(b)
  (Acquired 08/11/04; Cost $69,631,564)
  1.54%......................................  09/13/04     69,730       69,694,205
Sheffield Receivables Corp. (Barclays Bank
  PLC-ABS Program Sponsor)(b)
  (Acquired 08/06/04; Cost $51,938,524)
  1.52%......................................  09/03/04     52,000       51,995,609
  (Acquired 08/17/04; Cost $24,970,056)
  1.54%......................................  09/14/04     25,000       24,986,097
  (Acquired 08/17/04; Cost $24,968,986)
  1.54%......................................  09/15/04     25,000       24,985,028
  (Acquired 08/19/04; Cost $66,849,833)
  1.54%......................................  09/16/04     66,930       66,887,053
Windmill Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 08/12/04; Cost $24,962,569)
  1.54%......................................  09/16/04     25,000       24,983,958
  (Acquired 08/17/04; Cost $24,966,847)
  1.54%......................................  09/17/04     25,000       24,982,889
                                                                     --------------
                                                                      1,443,776,249
                                                                     --------------

ASSET-BACKED SECURITIES-STRUCTURED INVESTMENT
  VEHICLES/SECURITY ARBITRAGE-1.96%

Klio Funding Corp. (Bear Stearns Asset
  Management Inc.-ABS Program Sponsor)(b)
  (Acquired 08/19/04; Cost $50,198,410)
  1.55%......................................  09/16/04     50,259       50,226,541
  (Acquired 07/26/04; Cost $74,787,192)
  1.52%......................................  09/23/04     74,942       74,871,776
                                                                     --------------
                                                                        125,098,317
                                                                     --------------

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-7.04%

Blue Ridge Asset Funding Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/10/04; Cost $99,872,500)
  1.53%......................................  09/09/04    100,000       99,966,000
  (Acquired 08/12/04; Cost $174,747,125)
  1.53%......................................  09/16/04    175,000      174,888,438
Ciesco, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 07/26/04; Cost $23,951,980)
  1.47%......................................  09/13/04     24,000       23,988,240
  (Acquired 07/26/04; Cost $74,882,500)
  1.47%......................................  09/20/04     75,000       74,941,813

                                                            PAR
                                               MATURITY    (000)         VALUE
                                               --------   --------   --------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

New Center Asset Trust-Series A-1+ (General
  Motors Acceptance Corp.-ABS Program
  Sponsor)
  1.53%......................................  09/24/04   $ 75,000   $   74,926,688
                                                                     --------------
                                                                        448,711,179
                                                                     --------------

CONSUMER FINANCE-7.44%

Household Finance Corp.
  1.51%......................................  09/17/04     75,000       74,949,667
  1.53%......................................  09/22/04    200,000      199,821,500
Toyota Motor Credit Corp.
  1.51%......................................  09/09/04    100,000       99,966,444
  1.51%......................................  09/17/04    100,000       99,932,889
                                                                     --------------
                                                                        474,670,500
                                                                     --------------

DIVERSIFIED CAPITAL MARKETS-1.49%

Citigroup Global Markets Holdings Inc.
  1.50%......................................  09/21/04     95,000       94,920,833

INDUSTRIAL CONGLOMERATES-1.57%

General Electric Co.
  1.49%......................................  09/21/04    100,000       99,917,222

OTHER DIVERSIFIED FINANCIAL SERVICES-1.57%

General Electric Capital Corp.
  1.48%......................................  09/17/04    100,000       99,934,222
                                                                     --------------
     Total Commercial Paper (Cost
       $4,361,639,369)                                                4,361,639,369
                                                                     --------------

MASTER NOTE AGREEMENTS-4.63%

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 08/23/04; Cost $295,000,000)
  1.70%(b)(d)(e)                               02/23/05    295,000      295,000,000

CERTIFICATES OF DEPOSIT-3.92%

Wells Fargo Bank, N.A. (Cost $250,000,000)
  1.52%......................................  09/08/04    250,000      250,000,000

U.S. GOVERNMENT AGENCY SECURITIES-0.02%

FEDERAL HOME LOAN BANK (FHLB)-0.02%

Unsec. Disc. Notes, 1.47% (Cost
  $1,310,000)(a)                               09/01/04      1,310        1,310,000
                                                                     --------------
     Total Investments (excluding Repurchase
       Agreements) (Cost $4,907,949,369)                              4,907,949,369
                                                                     --------------

REPURCHASE AGREEMENTS-23.12%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.55%(f)                                     09/01/04     50,000       50,000,000
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.55%(g)                                     09/01/04     50,000       50,000,000
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.58%(h)                                     09/01/04     77,698       77,697,652

                                                            PAR
                                               MATURITY    (000)         VALUE
                                               --------   --------   --------------
REPURCHASE AGREEMENTS-(CONTINUED)

BNP Paribas Securities Corp.-New York Branch
  (France)
  1.58%(i)                                     09/01/04   $ 98,000   $   98,000,000
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.55%(j)                                     09/01/04     50,000       50,000,000
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.55%(k)                                     09/01/04     50,000       50,000,000
Goldman, Sachs & Co.
  1.62%(l)                                     09/01/04    275,000      275,000,000
JPMorgan Securities Inc.
  1.58%(m)...................................  09/01/04    100,000      100,000,000
Merrill Lynch Government Securities, Inc.
  1.55%(n)...................................  09/01/04     50,000       50,000,000
Morgan Stanley & Co. Inc.
  1.58%(o)...................................  09/01/04     98,000       98,000,000
UBS Warburg LLC-New York Branch (Switzerland)
  1.58%(p)...................................  09/01/04     25,000       25,000,000
Wachovia Securities, Inc.
  1.56%(q)...................................  09/01/04    500,000      500,000,000
WestLB A.G.-New York Branch (Germany)
  1.55%(r)...................................  09/01/04     50,000       50,000,000
                                                                     --------------
     Total Repurchase Agreements (Cost
       $1,473,697,652).......................                         1,473,697,652
                                                                     --------------
TOTAL INVESTMENTS-100.11% (Cost
  $6,381,647,021)(s).........................                         6,381,647,021
                                                                     --------------
OTHER ASSETS LESS LIABILITIES-(0.11%)........                            (6,976,816)
                                                                     --------------
NET ASSETS-100.00%...........................                        $6,374,670,205
                                                                     ==============

---------------

Investment Abbreviations:

ABS     - Asset Backed Security
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2004 was $3,812,269,904, which represented 59.80% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Principal and interest are secured by bond insurance provided by MBIA Insurance Corp.
(d) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 08/31/04.
(f) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $289,098,000 U.S. Treasury obligations, 1.50% to 12.50% due 11/15/04 to 08/15/17 with an aggregate market value at 08/31/04 of $306,001,099. The amount to be received upon repurchase by the Fund is $50,002,153.

(g)
    Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $298,515,000 U.S. Treasury obligations, 2.38% to 7.25% due 07/31/06 to 08/15/28 with an aggregate market value at 08/31/04 of $306,000,750. The amount to be received upon repurchase by the Fund is $50,002,153.
(h) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $591,631,349. Collateralized by $605,000,000 U.S. Government obligations, 0% to 4.70% due 01/11/05 to 07/15/33 with an aggregate market value at 08/31/04 of $603,437,546. The amount to be received upon repurchase by the Fund is $77,701,062.
(i) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,972. Collateralized by $216,646,000 U.S. Government obligations, 5.88% to 7.25% due 01/15/10 to 03/21/11 with an aggregate market value at 08/31/04 of $255,000,902. The amount to be received upon repurchase by the Fund is $98,004,301.
(j) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $300,819,000 U.S. Treasury obligations, 2.75% to 3.88% due 07/31/06 to 05/15/09 with an aggregate market value at 08/31/04 of $306,004,674. The amount to be received upon repurchase by the Fund is $50,002,153.
(k) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $253,156,000 U.S. Treasury obligations, 3.13% to 11.75% due 05/15/07 to 02/15/23 with an aggregate market value at 08/31/04 of $306,000,823. The amount to be received upon repurchase by the Fund is $50,002,153.
(l) Repurchase agreement entered into 08/31/04 with a maturing value of $275,012,394. Collateralized by $279,556,792 corporate and municipal obligations, 0% to 6.55% due 06/01/05 to 07/01/35 with an aggregate market value at 08/31/04 of $288,750,001.
(m) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,972. Collateralized by $264,065,000 U.S. Government obligations, 0% to 9.38% due 02/01/05 to 08/04/28 with an aggregate market value at 08/31/04 of $255,002,677. The amount to be received upon repurchase by the Fund is $100,004,389.
(n) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $735,941,125 U.S. Treasury obligations, 0% to 8.75% due 02/15/16 to 11/15/26 with an aggregate market value at 08/31/04 of $306,000,297. The amount to be received upon repurchase by the Fund is $50,002,153.
(o) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,972. Collateralized by $235,285,000 U.S. Government obligations, 4.72% to 7.00% due 05/19/09 to 05/06/13 with an aggregate market value at 08/31/04 of $255,004,814. The amount to be received upon repurchase by the Fund is $98,004,301.
(p) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $175,007,681. Collateralized by $785,150,000 U.S. Government obligations, 0% due 01/15/11 to 09/08/28 with an aggregate market value at 08/31/04 of $178,502,647. The amount to be received upon repurchase by the Fund is $25,001,097.
(q) Repurchase agreement entered into 08/31/04 with a maturing value of $500,021,667. Collateralized by $627,653,331 U.S. Government obligations, 2.49% to 7.00% due 01/01/07 to 09/01/34 with an aggregate market value at 08/31/04 of $510,000,000.
(r) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $239,856,000 U.S. Treasury obligations, 7.25% to 7.50% due 05/15/16 to 11/15/16 with an aggregate market value at 08/31/04 of $306,001,095. The amount to be received upon repurchase by the Fund is $50,002,153.
(s) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 2004

ASSETS:
Investments, excluding repurchase agreements, at value (cost
  $4,907,949,369)...........................................  $4,907,949,369
Repurchase agreements (cost $1,473,697,652).................   1,473,697,652
     Total investments (cost $6,381,647,021)................   6,381,647,021
Receivables for:
  Interest..................................................         428,717
  Amount due from advisor...................................          96,986
Investment for trustee deferred compensation and retirement
  plans.....................................................         379,851
Other assets................................................         251,569
                                                              --------------
     Total assets...........................................   6,382,804,144
                                                              ==============

LIABILITIES:

Payables for:
  Dividends.................................................       6,777,892
  Trustee deferred compensation and retirement plans........         766,597
Accrued distribution fees...................................         295,751
Accrued trustees' fees......................................           7,801
Accrued transfer agent fees.................................         170,469
Accrued operating expenses..................................         115,429
                                                              --------------
     Total liabilities......................................       8,133,939
                                                              --------------
Net assets applicable to shares outstanding.................  $6,374,670,205
                                                              ==============

NET ASSETS CONSIST OF:

  Shares of beneficial interest.............................  $6,373,894,890
  Undistributed net investment income.......................         779,248
  Undistributed net realized gain (loss) from investment
     securities.............................................          (3,933)
                                                              --------------
                                                              $6,374,670,205
                                                              ==============

NET ASSETS:

Institutional Class.........................................  $5,038,959,978
                                                              ==============
Private Investment Class....................................  $  393,619,264
                                                              ==============
Personal Investment Class...................................  $  111,924,762
                                                              ==============
Cash Management Class.......................................  $  570,064,083
                                                              ==============
Reserve Class...............................................  $  108,318,676
                                                              ==============
Resource Class..............................................  $  151,783,442
                                                              ==============

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES AUTHORIZED:

Institutional Class.........................................   5,039,508,503
                                                              ==============
Private Investment Class....................................     393,723,918
                                                              ==============
Personal Investment Class...................................     111,879,267
                                                              ==============
Cash Management Class.......................................     570,129,651
                                                              ==============
Reserve Class...............................................     108,327,403
                                                              ==============
Resource Class..............................................     151,756,132
                                                              ==============
Net asset value, offering and redemption price per share for
  each class................................................  $         1.00
                                                              ==============

See accompanying notes which are an integral part of the financial statements.

                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2004

INVESTMENT INCOME:
Interest....................................................  $70,207,609
                                                              -----------

EXPENSES:

Advisory fees...............................................    9,335,764
Administrative services fees................................      686,715
Custodian fees..............................................      255,456
Distribution fees:
  Private Investment Class..................................    2,110,771
  Personal Investment Class.................................      921,230
  Cash Management Class.....................................      486,900
  Reserve Class.............................................      902,349
  Resource Class............................................      223,359
Transfer agent fees.........................................    1,042,961
Trustees' fees and retirement benefits......................      110,203
Other.......................................................      485,732
                                                              -----------
     Total expenses.........................................   16,561,440
Less: Fees waived and expenses reimbursed...................   (5,795,623)
                                                              -----------
     Net expenses...........................................   10,765,817
                                                              -----------
Net investment income.......................................   59,441,792
Net realized gain (loss) from investment securities.........       (2,920)
                                                              -----------
Net increase in net assets resulting from operations........  $59,438,872
                                                              ===========

See accompanying notes which are an integral part of the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                  FOR THE YEARS ENDED AUGUST 31, 2004 AND 2003

                                                                   2004              2003
                                                              --------------    --------------
OPERATIONS:
  Net investment income.....................................  $   59,441,792    $   97,285,796
  Net realized gain (loss) from investment securities.......          (2,920)               --
                                                              --------------    --------------
     Net increase in net assets resulting from operations...      59,438,872        97,285,796
                                                              --------------    --------------
Distributions to shareholders from net investment income:
  Institutional Class.......................................     (50,736,984)      (79,265,979)
  Private Investment Class..................................      (3,040,636)       (4,790,723)
  Personal Investment Class.................................        (571,339)       (1,135,614)
  Cash Management Class.....................................      (4,637,801)       (9,794,878)
  Reserve Class.............................................        (140,187)         (602,071)
  Resource Class............................................        (965,008)       (1,696,366)
                                                              --------------    --------------
     Decrease in net assets resulting from distributions....     (60,091,955)      (97,285,631)
                                                              --------------    --------------
Share transactions-net:
  Institutional Class.......................................    (549,615,839)     (341,182,886)
  Private Investment Class..................................    (167,157,350)       61,372,457
  Personal Investment Class.................................     (21,780,861)      (43,774,130)
  Cash Management Class.....................................      33,417,116      (437,330,384)
  Reserve Class.............................................       4,646,266       (42,828,014)
  Resource Class............................................      63,537,392      (125,390,496)
                                                              --------------    --------------
     Net increase (decrease) in net assets resulting from
       share transactions...................................    (636,953,276)     (929,133,453)
                                                              --------------    --------------
     Net increase (decrease) in net assets..................    (637,606,359)     (929,133,288)
                                                              --------------    --------------

NET ASSETS:

  Beginning of year.........................................   7,012,276,564     7,941,409,852
                                                              --------------    --------------
  End of year (including undistributed net investment income of $779,248 and $1,430,149 for 2004 and 2003,
     respectively)..........................................  $6,374,670,205    $7,012,276,564
                                                              ==============    ==============

See accompanying notes which are an integral part of the financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                                AUGUST 31, 2004

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     The STIC Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

     On November 24, 2003, the Fund was restructured from a separate series of Short-Term Investments Co. to a new series portfolio of the Trust.

     The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

     Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

     A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

     C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

     D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

     E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

     F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2 -- ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

     The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above:
(i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. For the year ended August 31, 2004, AIM waived fees of $4,445,465.

     For the year ended August 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $832 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

     The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $686,715 for such services.

     The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $927,375 for such services.

     Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,266,463, $675,569, $389,520, $785,044 and $178,687, respectively, after FMC waived Plan fees of $844,308, $245,661, $97,380, $117,305 and $44,672, respectively.

     Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3 -- TRUSTEES' FEES

     Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

     Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

     Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

     During the year ended August 31, 2004, the Fund paid legal fees of $20,457 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4 -- BORROWINGS

     Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2004.

     Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5 -- DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

     Distributions to Shareholders:

     The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                 2004           2003
                                                              -----------    -----------
Distributions paid from ordinary income.....................  $60,091,955    $97,285,631
                                                              ===========    ===========

     Tax Components of Net Assets:

     As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
                                                              --------------
Undistributed ordinary income...............................  $    1,460,908
Temporary book/tax differences..............................        (681,659)
Capital loss carryforward...................................          (1,014)
Post-October capital loss deferral..........................          (2,920)
Shares of beneficial interest...............................   6,373,894,890
                                                              --------------
     Total net assets.......................................  $6,374,670,205
                                                              ==============

     The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

     Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

     The Fund has a capital loss carryforward for tax purposes as of August 31, 2004 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
----------                                                    -------------
August 31, 2011.............................................     $1,014
                                                                 ======

---------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6 -- RECLASSIFICATION OF PERMANENT DIFFERENCES

     Primarily as a result of differing book/tax treatment of distribution classifications, on August 31, 2004 undistributed net investment income was decreased by $738 and undistributed net realized gain (loss) was increased by $738. This reclassification has no affect on the net assets of the Fund.

NOTE 7 -- SHARE INFORMATION

     The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                        CHANGES IN SHARES OUTSTANDING(a)

                                                        YEAR ENDED AUGUST 31,
                              --------------------------------------------------------------------------
                                             2004                                   2003
                              -----------------------------------    -----------------------------------
                                  SHARES              AMOUNT             SHARES              AMOUNT
                              ---------------    ----------------    ---------------    ----------------
Sold:
  Institutional Class.......   26,718,533,040    $ 26,718,533,040     39,538,699,529    $ 39,538,699,529
  Private Investment
     Class..................    2,322,510,291       2,322,510,291      2,361,767,415       2,361,767,415
  Personal Investment
     Class..................    1,677,786,377       1,677,786,377      1,713,575,941       1,713,575,941
  Cash Management Class.....    2,674,567,144       2,674,567,144      4,401,672,934       4,401,672,934
  Reserve Class.............    1,019,006,055       1,019,006,055      5,302,349,656       5,302,349,656
  Resource Class............      631,748,856         631,748,856        831,814,148         831,814,148
Issued as reinvestment of
  dividends:
  Institutional Class.......        3,671,895           3,671,895          5,289,215           5,289,215
  Private Investment
     Class..................        1,204,879           1,204,879          2,463,410           2,463,410
  Personal Investment
     Class..................          409,929             409,929          1,073,144           1,073,144
  Cash Management Class.....        1,072,245           1,072,245          3,808,779           3,808,779
  Reserve Class.............           98,831              98,831            616,859             616,859
  Resource Class............          712,880             712,880          1,719,060           1,719,060
Reacquired:
  Institutional Class.......  (27,271,820,774)    (27,271,820,774)   (39,885,171,630)    (39,885,171,630)
  Private Investment
     Class..................   (2,490,872,520)     (2,490,872,520)    (2,302,858,368)     (2,302,858,368)
  Personal Investment
     Class..................   (1,699,977,167)     (1,699,977,167)    (1,758,423,215)     (1,758,423,215)
  Cash Management Class.....   (2,642,222,273)     (2,642,222,273)    (4,842,812,097)     (4,842,812,097)
  Reserve Class.............   (1,014,458,620)     (1,014,458,620)    (5,345,794,529)     (5,345,794,529)
  Resource Class............     (568,924,344)       (568,924,344)      (958,923,704)       (958,923,704)
                              ---------------    ----------------    ---------------    ----------------
                                 (636,953,276)   $   (636,953,276)      (929,133,453)   $   (929,133,453)
                              ===============    ================    ===============    ================

---------------

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 11.80% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

    38.22% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by AIM.

NOTE 8 -- FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                              INSTITUTIONAL CLASS
                                       ------------------------------------------------------------------
                                                             YEAR ENDED AUGUST 31,
                                       ------------------------------------------------------------------
                                          2004            2003         2002         2001         2000
                                       ----------      ----------   ----------   ----------   -----------
Net asset value, beginning of
  period.............................  $     1.00      $     1.00   $     1.00   $     1.00   $      1.00
Income from investment operations:
  Net investment income..............        0.01            0.01         0.02         0.05          0.06
  Net gains (losses) on securities
     (both realized and
     unrealized).....................       (0.00)             --        (0.00)        0.00            --
                                       ----------      ----------   ----------   ----------   -----------
     Total from investment
       operations....................        0.01            0.01         0.02         0.05          0.06
                                       ==========      ==========   ==========   ==========   ===========
Less dividends from net investment
  income.............................       (0.01)          (0.01)       (0.02)       (0.05)        (0.06)
                                       ----------      ----------   ----------   ----------   -----------
Net asset value, end of period.......  $     1.00      $     1.00   $     1.00   $     1.00   $      1.00
                                       ==========      ==========   ==========   ==========   ===========
Total return(a)......................        1.02%           1.27%        2.01%        5.46%         6.08%
                                       ==========      ==========   ==========   ==========   ===========
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)...........................  $5,038,960      $5,589,108   $5,930,291   $7,840,199   $11,874,103
                                       ==========      ==========   ==========   ==========   ===========
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements..................        0.12%(b)        0.10%        0.10%        0.09%         0.09%
  Without fee waivers and/or expense
     reimbursements..................        0.19%(b)        0.18%        0.14%        0.09%         0.09%
                                       ==========      ==========   ==========   ==========   ===========
Ratio of net investment income to
  average net assets.................        1.01%(b)        1.28%        2.05%        5.41%         5.94%
                                       ==========      ==========   ==========   ==========   ===========

---------------

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $4,990,043,244.

NOTE 8 -- FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                             PRIVATE INVESTMENT CLASS
                                              -------------------------------------------------------
                                                               YEAR ENDED AUGUST 31,
                                              -------------------------------------------------------
                                                2004          2003       2002       2001       2000
                                              --------      --------   --------   --------   --------
Net asset value, beginning of period........  $   1.00      $   1.00   $   1.00   $   1.00   $   1.00
Income from investment operations:
  Net investment income.....................      0.01          0.01       0.02       0.05       0.06
  Net gains (losses) on securities (both
     realized and unrealized)...............     (0.00)           --      (0.00)      0.00         --
                                              --------      --------   --------   --------   --------
     Total from investment operations.......      0.01          0.01       0.02       0.05       0.06
                                              ========      ========   ========   ========   ========
Less dividends from net investment income...     (0.01)        (0.01)     (0.02)     (0.05)     (0.06)
Net asset value, end of period                $   1.00      $   1.00   $   1.00   $   1.00   $   1.00
                                              --------      --------   --------   --------   --------
Total return(a).............................      0.72%         0.97%      1.70%      5.14%      5.76%
                                              ========      ========   ========   ========   ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)....  $393,619      $560,825   $499,452   $572,597   $470,368
                                              ========      ========   ========   ========   ========
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements.........................      0.42%(b)      0.40%      0.40%      0.39%      0.39%
  Without fee waivers and/or expense
     reimbursements.........................      0.69%(b)      0.68%      0.64%      0.59%      0.59%
                                              ========      ========   ========   ========   ========
Ratio of net investment income to average
  net assets................................      0.71%(b)      0.98%      1.75%      5.11%      5.64%
                                              ========      ========   ========   ========   ========

---------------

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $422,154,201.

NOTE 8 -- FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                             PERSONAL INVESTMENT CLASS
                                              -------------------------------------------------------
                                                               YEAR ENDED AUGUST 31,
                                              -------------------------------------------------------
                                                2004          2003       2002       2001       2000
                                              --------      --------   --------   --------   --------
Net asset value, beginning of period........  $   1.00      $   1.00   $   1.00   $   1.00   $   1.00
Income from investment operations:
  Net investment income.....................      0.01          0.01       0.02       0.05       0.05
  Net gains (losses) on securities (both
     realized and unrealized)...............     (0.00)           --      (0.00)      0.00         --
                                              --------      --------   --------   --------   --------
     Total from investment operations.......      0.01          0.01       0.02       0.05       0.05
                                              ========      ========   ========   ========   ========
Less dividends from net investment income...     (0.01)        (0.01)     (0.02)     (0.05)     (0.05)
Net asset value, end of period..............  $   1.00      $   1.00   $   1.00   $   1.00   $   1.00
                                              --------      --------   --------   --------   --------
Total return(a).............................      0.47%         0.72%      1.50%      4.93%      5.55%
                                              ========      ========   ========   ========   ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)....  $111,925      $133,719   $177,493   $216,286   $142,235
                                              ========      ========   ========   ========   ========
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements.........................      0.67%(b)      0.65%      0.60%      0.59%      0.59%
  Without fee waivers and/or expense
     reimbursements.........................      0.94%(b)      0.93%      0.89%      0.84%      0.84%
                                              ========      ========   ========   ========   ========
Ratio of net investment income to average
  net assets................................      0.46%(b)      0.73%      1.55%      4.91%      5.44%
                                              ========      ========   ========   ========   ========

---------------

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $122,830,641.

NOTE 8 -- FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                               CASH MANAGEMENT CLASS
                                            -----------------------------------------------------------
                                                               YEAR ENDED AUGUST 31,
                                            -----------------------------------------------------------
                                              2004          2003       2002        2001         2000
                                            --------      --------   --------   ----------   ----------
Net asset value, beginning of period......  $   1.00      $   1.00   $   1.00   $     1.00   $     1.00
Income from investment operations:
  Net investment income...................      0.01          0.01       0.02         0.05         0.06
  Net gains (losses) on securities (both
     realized and unrealized).............     (0.00)           --      (0.00)        0.00           --
                                            --------      --------   --------   ----------   ----------
     Total from investment operations.....      0.01          0.01       0.02         0.05         0.06
                                            ========      ========   ========   ==========   ==========
Less dividends from net investment
  income..................................     (0.01)        (0.01)     (0.02)       (0.05)       (0.06)
Net asset value, end of period............  $   1.00      $   1.00   $   1.00   $     1.00   $     1.00
                                            --------      --------   --------   ----------   ----------
Total return(a)...........................      0.94%         1.19%      1.93%        5.37%        6.00%
                                            ========      ========   ========   ==========   ==========
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)................................  $570,064      $536,685   $974,016   $1,139,775   $1,157,412
                                            ========      ========   ========   ==========   ==========
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements.......................      0.20%(b)      0.18%      0.18%        0.17%        0.17%
  Without fee waivers and/or expense
     reimbursements.......................      0.29%(b)      0.28%      0.24%        0.19%        0.19%
                                            ========      ========   ========   ==========   ==========
Ratio of net investment income to average
  net assets..............................      0.93%(b)      1.20%      1.97%        5.33%        5.86%
                                            ========      ========   ========   ==========   ==========

---------------

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $486,899,983.

NOTE 8 -- FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                   RESOURCE CLASS
                                               ------------------------------------------------------
                                                               YEAR ENDED AUGUST 31,
                                               ------------------------------------------------------
                                                 2004         2003       2002       2001       2000
                                               --------      -------   --------   --------   --------
Net asset value, beginning of period.........  $   1.00      $  1.00   $   1.00   $   1.00   $   1.00
Income from investment operations:
  Net investment income......................      0.01         0.01       0.02       0.05       0.06
  Net gains (losses) on securities (both
     realized and unrealized)................     (0.00)          --      (0.00)      0.00         --
                                               --------      -------   --------   --------   --------
     Total from investment operations........      0.01         0.01       0.02       0.05       0.06
                                               ========      =======   ========   ========   ========
Less dividends from net investment income....     (0.01)       (0.01)     (0.02)     (0.05)     (0.06)
Net asset value, end of period...............  $   1.00      $  1.00   $   1.00   $   1.00   $   1.00
                                               --------      -------   --------   --------   --------
Total return(a)..............................      0.86%        1.11%      1.85%      5.29%      5.91%
                                               ========      =======   ========   ========   ========
Ratios/supplemental data:
Net assets, end of period (000s omitted).....  $151,783      $88,259   $213,654   $453,601   $563,431
                                               ========      =======   ========   ========   ========
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements..........................      0.28%(b)     0.26%      0.26%      0.25%      0.25%
  Without fee waivers and/or expense
     reimbursements..........................      0.39%(b)     0.38%      0.34%      0.29%      0.29%
                                               ========      =======   ========   ========   ========
Ratio of net investment income to average net
  assets.....................................      0.85%(b)     1.12%      1.89%      5.25%      5.78%
                                               ========      =======   ========   ========   ========

---------------

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $111,679,432.

NOTE 8 -- FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                   RESERVE CLASS
                                              -------------------------------------------------------
                                                               YEAR ENDED AUGUST 31,
                                              -------------------------------------------------------
                                                2004          2003       2002       2001       2000
                                              --------      --------   --------   --------   --------
Net asset value, beginning of period........  $   1.00      $   1.00   $   1.00   $   1.00   $   1.00
Income from investment operations:
  Net investment income.....................     0.001         0.004       0.01       0.05       0.05
  Net gains (losses) on securities (both
     realized and unrealized)...............     (0.00)           --      (0.00)      0.00         --
     Total from investment operations.......     0.001         0.004       0.01       0.05       0.05
Less dividends from net investment income...    (0.001)       (0.004)     (0.01)     (0.05)     (0.05)
                                              --------      --------   --------   --------   --------
Net asset value, end of period..............  $   1.00      $   1.00   $   1.00   $   1.00   $   1.00
                                              ========      ========   ========   ========   ========
Total return(a).............................      0.15%         0.40%      1.19%      4.62%      5.24%
                                              ========      ========   ========   ========   ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)....  $108,319      $103,681   $146,505   $144,449   $131,370
                                              ========      ========   ========   ========   ========
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements.........................      0.99%(b)      0.97%      0.90%      0.89%      0.89%
  Without fee waivers and/or expense
     reimbursements.........................      1.19%(b)      1.18%      1.14%      1.09%      1.09%
                                              ========      ========   ========   ========   ========
Ratio of net investment income to average
  net assets................................      0.14%(b)      0.41%      1.25%      4.61%      5.14%
                                              ========      ========   ========   ========   ========

---------------

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $90,234,906.

NOTE 9 -- LEGAL PROCEEDINGS

     Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.
     The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.
     As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.
     In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.
     As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.
Settled Enforcement Actions and Investigations Related to Market Timing
     On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.
     Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.
     The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.
     Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.
     None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.
     Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.
     In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.
     On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.
     On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.
     As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.
     At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.
     The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.
     At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.
Ongoing Regulatory Inquiries Concerning IFG and AIM
     IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.
     AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.
Private Civil Actions Alleging Market Timing
     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.
     All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.
Private Civil Actions Alleging Improper Use of Fair Value Pricing
     Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees
     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.
Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes
     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.
Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements
     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                                                              TREASURY PORTFOLIO

                                                                     PROSPECTUS

                                                               DECEMBER 2, 2004


Cash Management Class

Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

-----------------------------------------------------------------------------

This prospectus contains important information about the Cash Management Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

Portfolio Holdings Information                       5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
-------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's Cash Management Class shares from year to year. Cash Management Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              ------
1994...................................................................   4.07%
1995...................................................................   5.86%
1996...................................................................   5.32%
1997...................................................................   5.48%
1998...................................................................   5.39%
1999...................................................................   4.91%
2000...................................................................   6.18%
2001...................................................................   3.96%
2002...................................................................   1.63%
2003...................................................................   1.00%




    Cash Management Class shares' year-to-date total return as of September 30, 2004 was 0.71%.



    During the periods shown in the bar chart, the highest quarterly return was 1.60% (quarter ended December 30, 2000) and the lowest quarterly return was 0.22% (quarters ended September 30, 2003 and December 31, 2003).


PERFORMANCE TABLE

The following performance table reflects the performance of Cash Management Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
(for the periods ended                                       INCEPTION
December 31, 2003)           1 YEAR    5 YEARS    10 YEARS      DATE
--------------------------------------------------------------------------
Cash Management Class         1.00%     3.52%      4.37%       08/18/93
--------------------------------------------------------------------------




For the current seven-day yield, call (800) 659-1005.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                           CASH MANAGEMENT CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                 None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                          CASH MANAGEMENT CLASS
--------------------------------------------------------------------------------
Management Fees                                                    0.15%

Distribution and/or Service (12b-1) Fees                           0.10

Other Expenses                                                     0.04

Total Annual Fund Operating Expenses(2)                            0.29
--------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has voluntarily agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has voluntarily agreed to waive fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
    (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Total Annual Fund Operating Expenses, net of these current agreements, are 0.20%.



If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and their associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Cash Management Class                       $30       $93      $163       $368
--------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2004, the advisor received compensation of 0.08% of average daily net assets.



    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Cash Management Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). It is expected that the shares of the Cash Management Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Cash Management Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Cash Management Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Cash Management Class; providing periodic statements showing a client's account balance in shares of the Cash Management Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


    The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Cash Management Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Cash Management Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.



    Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------



CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

PORTFOLIO HOLDINGS INFORMATION


The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets for the fund are available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for fiscal years ended 2004, 2003, 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.



                                                                                   CASH MANAGEMENT CLASS
                                                          -----------------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                          -----------------------------------------------------------------------
                                                             2004              2003            2002            2001        2000
                                                          ----------        ----------      ----------      ----------   --------
Net asset value, beginning of period                      $     1.00        $     1.00      $     1.00      $     1.00   $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.01              0.01            0.02            0.05       0.06
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.00             (0.00)           0.00            0.00       0.00
=================================================================================================================================
    Total from investment operations                            0.01              0.01            0.02            0.05       0.06
=================================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.01)            (0.01)          (0.02)          (0.05)     (0.06)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        (0.00)               --              --              --         --
=================================================================================================================================
    Total distributions                                        (0.01)            (0.01)          (0.02)          (0.05)     (0.06)
=================================================================================================================================
Net asset value, end of period                            $     1.00        $     1.00      $     1.00      $     1.00   $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                 0.90%             1.20%           1.99%           5.28%      5.75%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $1,226,797        $2,259,951      $2,223,385      $1,155,373   $780,425
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements                        0.20%(b)          0.19%           0.18%           0.18%      0.18%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or reimbursements                     0.29%(b)          0.29%           0.25%           0.20%      0.20%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets            0.87%(b)          1.19%           1.94%           5.04%      5.58%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.


(b) Ratios are based on average daily net assets of $1,555,225,138.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Cash Management Class                                                                          $1 million     no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843, Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number. Then, the
                                       intermediary should use the following
                                       wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117427
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                       5:00 and 5:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 0843
                       Houston, TX 77001-0843

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington,DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Treasury Portfolio, a series of
   Short-Term Investments Trust
   SEC 1940 Act file number: 811-2729

   ----------------------------------------

AIMinvestments.com     TRE-PRO-4
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                              TREASURY PORTFOLIO


                                                                     PROSPECTUS

                                                               DECEMBER 2, 2004


Institutional Class

Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

-----------------------------------------------------------------------------

This prospectus contains important information about the Institutional Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and

- is not guaranteed by a bank.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

Portfolio Holdings Information                       5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Institutional Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................   4.15%
1995...................................................................   5.95%
1996...................................................................   5.41%
1997...................................................................   5.56%
1998...................................................................   5.48%
1999...................................................................   5.00%
2000...................................................................   6.27%
2001...................................................................   4.04%
2002...................................................................   1.72%
2003...................................................................   1.08%




    Institutional Class shares' year-to-date total return as of September 30, 2004 was 0.77%.



    During the periods shown in the bar chart, the highest quarterly return was 1.62% (quarters ended September 30, 2000 and December 31, 2000) and the lowest quarterly return was 0.24% (quarters ended September 30, 2003 and December 31,
2003).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------
(for the periods ended                                     INCEPTION
December 31, 2003)         1 YEAR     5 YEARS   10 YEARS     DATE
--------------------------------------------------------------------
Institutional Class         1.08%      3.60%     4.45%     04/12/84
--------------------------------------------------------------------




For the current seven-day yield, call (800) 659-1005.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
----------------------------------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                  INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                              None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                           None
----------------------------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
----------------------------------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------------------------
Management Fees                                                             0.15%

Distribution and/or Service (12b-1)
Fees                                                                        None

Other Expenses                                                              0.04

Total Annual Fund Operating
Expenses(2)                                                                 0.19
----------------------------------------------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The fund's advisor has voluntarily agreed to waive fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (iv) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
    (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Total Annual Fund Operating Expenses, net of these current agreements, are 0.12%.


If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and their associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------------------------------------
Institutional Class                                                                $19       $61      $107       $243
-----------------------------------------------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2004, the advisor received compensation of 0.08% of average daily net assets.



    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Institutional Class of the fund is intended for use by banks and other institutions, investing for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity. Shares of the Institutional Class may not be purchased directly by individuals, although institutions may purchase the Institutional Class for accounts maintained for individuals. Prospective investors should determine if an investment in the Institutional Class is consistent with the investment objectives of an account and with applicable federal and state laws and regulations.


    The Institutional Class is designed to be a convenient and economical way to invest short-term cash reserves in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Institutional Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Institutional Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.



    Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.


CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------


PORTFOLIO HOLDINGS INFORMATION



The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets for the fund are available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for fiscal years ended 2004, 2003, 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.



                                                                                   INSTITUTIONAL CLASS
                                                        -------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                        -------------------------------------------------------------------------
                                                           2004              2003            2002            2001         2000
                                                        ----------        ----------      ----------      ----------   ----------
Net asset value, beginning of period                    $     1.00        $     1.00      $     1.00      $     1.00   $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.01              0.01            0.02            0.05         0.06
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               0.00             (0.00)           0.00            0.00         0.00
=================================================================================================================================
    Total from investment operations                          0.01              0.01            0.02            0.05         0.06
=================================================================================================================================
Less distributions:
  Dividends from net investment income                       (0.01)            (0.01)          (0.02)          (0.05)       (0.06)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                      (0.00)               --              --              --           --
=================================================================================================================================
    Total distributions                                      (0.01)            (0.01)          (0.02)          (0.05)       (0.06)
=================================================================================================================================
Net asset value, end of period                          $     1.00        $     1.00      $     1.00      $     1.00   $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                               0.98%             1.28%           2.07%           5.37%        5.83%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $2,564,540        $4,367,382      $4,245,044      $3,782,581   $3,005,442
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements                      0.12%(b)          0.11%           0.10%           0.10%        0.10%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or reimbursements                   0.19%(b)          0.19%           0.15%           0.10%        0.10%
=================================================================================================================================
Ratio of net investment income to average net assets          0.95%(b)          1.27%           2.02%           5.12%        5.66%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.


(b) Ratios are based on average daily net assets of $3,572,001,950.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Institutional Class                                                                            $1 million     no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117427
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                       5:00 and 5:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P. O. Box 0843
                       Houston, TX 77001-0843

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You can also review and and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Treasury Portfolio, a series of
   Short-Term Investments Trust
   SEC 1940 Act file number: 811-2729

----------------------------------------

AIMinvestments.com     TRE-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                              TREASURY PORTFOLIO

                                                                     PROSPECTUS

                                                               DECEMBER 2, 2004


Personal Investment Class

Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Personal Investment Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and

- is not guaranteed by a bank.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------

Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------

The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------

Suitability for Investors                            4

Dividends and Distributions                          4

Portfolio Holdings Information                       5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Personal Investment Class shares from year to year. Personal Investment Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................   3.63%
1995...................................................................   5.42%
1996...................................................................   4.88%
1997...................................................................   5.04%
1998...................................................................   4.95%
1999...................................................................   4.48%
2000...................................................................   5.74%
2001...................................................................   3.53%
2002...................................................................   1.19%
2003...................................................................   0.53%




    Personal Investment Class shares' year-to-date total return as of September 30, 2004 was 0.36%.



    During the periods shown in the bar chart, the highest quarterly return was 1.49% (quarters ended September 30, 2000 and December 31, 2000) and the lowest quarterly return was 0.10% (quarter ended September 30, 2003).


PERFORMANCE TABLE

The following performance table reflects the performance of Personal Investment Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------
(for the periods ended                                   INCEPTION
December 31, 2003)         1 YEAR   5 YEARS   10 YEARS     DATE
--------------------------------------------------------------------
Personal Investment Class  0.53%     3.07%     3.93%      08/08/91
--------------------------------------------------------------------




For the current seven-day yield, call (800) 659-1005.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-----------------------------------------------------------------------------------------
(fees paid directly from                                                  PERSONAL
your investment)                                                         INVESTMENT CLASS
-----------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                                None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                             None
-----------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
-----------------------------------------------------------------------------------------
(expenses that are deducted                                               PERSONAL
from fund assets)                                                        INVESTMENT CLASS
-----------------------------------------------------------------------------------------
Management Fees                                                                0.15%

Distribution and/or Service (12b-1) Fees                                       0.75

Other Expenses                                                                 0.04

Total Annual Fund
Operating Expenses(2)                                                          0.94
-----------------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has voluntarily agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has voluntarily agreed to waive fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
    (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Total Annual Fund Operating Expenses, net of these current agreements, are 0.67%.



If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and their associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.


      As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
Personal Investment Class                  $96      $300      $520      $1,155
-------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR


A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.



    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2004, the advisor received compensation of 0.08% of average daily net assets.



    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Personal Investment Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Personal Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Personal Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Personal Investment Class; providing periodic statements showing a client's account balance in shares of the Personal Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


    The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Personal Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Personal Investment Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.



    Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.


PORTFOLIO HOLDINGS INFORMATION



The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets for the fund are available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Personal Investment Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for fiscal years ended 2004, 2003, 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.



                                                                                 PERSONAL INVESTMENT CLASS
                                                              ---------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                              ---------------------------------------------------------------
                                                                2004            2003          2002          2001       2000
                                                              --------        --------      --------      --------   --------
Net asset value, beginning of period                          $   1.00        $   1.00      $   1.00      $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.004            0.01          0.02          0.05       0.05
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.000           (0.00)         0.00          0.00       0.00
=============================================================================================================================
    Total from investment operations                             0.004            0.01          0.02          0.05       0.05
=============================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.004)          (0.01)        (0.02)        (0.05)     (0.05)
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.000)             --            --            --         --
=============================================================================================================================
    Total distributions                                         (0.004)          (0.01)        (0.02)        (0.05)     (0.05)
=============================================================================================================================
Net asset value, end of period                                $   1.00        $   1.00      $   1.00      $   1.00   $   1.00
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(a)                                                   0.42%           0.73%         1.56%         4.84%      5.31%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $304,225        $324,638      $356,606      $307,841   $285,688
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements                          0.67%(b)        0.65%         0.60%         0.60%      0.60%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or reimbursements                       0.94%(b)        0.94%         0.90%         0.85%      0.85%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of net investment income to average net assets              0.40%(b)        0.73%         1.52%         4.62%      5.16%
_____________________________________________________________________________________________________________________________
=============================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.


(b) Ratios are based on average daily net assets of $288,443,713.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                INITIAL       ADDITIONAL
CLASS                                                         INVESTMENTS*    INVESTMENTS
-----------------------------------------------------------------------------------------
Personal Investment Class                                        $1,000       no minimum
-----------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                 OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial              Contact your financial intermediary.          Same
  Intermediary
                                 The financial intermediary should mail
                                 your completed account application and
                                 purchase payment to the transfer agent,
                                 AIM Investment Services, Inc.
                                 P. O. Box 0843,
                                 Houston, TX 77001-0843
                                 The financial intermediary should call the
                                 transfer agent at (800) 659-1005 to
                                 receive an account number.
                                 Then, the intermediary should use the
                                 following wire instructions:
                                 The Bank of New York
                                 ABA/Routing #: 021000018
                                 DDA 8900117427
                                 For Further Credit to the fund and Your
                                 Account #
By Telephone                     Open your account as described above.         Call the transfer agent at (800) 659-1005
                                                                               and wire payment for your purchase order
                                                                               in accordance with the wire instructions
                                                                               noted above.
By AIM LINK--Registered          Open your account as described above.         Complete an AIM LINK--Registered
  Trademark--                                                                  Trademark-- Agreement. Mail the
                                                                               application and agreement to the transfer
                                                                               agent. Once your request for this option
                                                                               has been processed, you may place your
                                                                               purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial              Contact your financial intermediary.
  Intermediary
                                 Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                 Eastern Time in order to effect the redemption at that day's closing price.
By Telephone                     A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                 price.
By AIM LINK--Registered          Place your redemption request via AIM LINK. The transfer
  Trademark--                    agent must receive your redemption request normally before
                                 5:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                 5:00 and 5:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 0843
                       Houston, TX 77001-0843

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Treasury Portfolio, a series of
   Short-Term Investments Trust
   SEC 1940 Act file number: 811-2729

----------------------------------------

AIMinvestments.com     TRE-PRO-3
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                              TREASURY PORTFOLIO

                                                                     PROSPECTUS

                                                               DECEMBER 2, 2004


Private Investment Class

Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

-----------------------------------------------------------------------------

This prospectus contains important information about the Private Investment Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and

- is not guaranteed by a bank.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------

Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------

The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------

Suitability for Investors                            4

Dividends and Distributions                          4

Portfolio Holdings Information                       5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Private Investment Class shares from year to year. Private Investment Class shares are not subject to front-end or back-end sales loads.


                                                                        ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                             -------
1994..................................................................   3.84%
1995..................................................................   5.63%
1996..................................................................   5.09%
1997..................................................................   5.25%
1998..................................................................   5.16%
1999..................................................................   4.68%
2000..................................................................   5.95%
2001..................................................................   3.73%
2002..................................................................   1.41%
2003..................................................................   0.78%




    The Private Investment Class shares' year-to-date total return as of September 30, 2004 was 0.55%.



    During the periods shown in the bar chart, the highest quarterly return was 1.54% (quarters ended September 30, 2000 and December 31, 2000) and the lowest quarterly return was 0.16% (quarter ended September 30, 2003).


PERFORMANCE TABLE

The following performance table reflects the performance of Private Investment Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------
(for the periods ended                                   INCEPTION
December 31, 2003)      1 YEAR    5 YEARS    10 YEARS      DATE
-------------------------------------------------------------------
Private Investment
  Class                  0.78%     3.29%       4.14%      11/22/91
-------------------------------------------------------------------




For the current seven-day yield, call (800) 659-1005.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from                                        PRIVATE
your investment)                                               INVESTMENT CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                        None

Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds, whichever is
less)                                                                None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
                                                                PRIVATE
(expenses that are deducted from fund assets)                  INVESTMENT CLASS
--------------------------------------------------------------------------------
Management Fees                                                      0.15%

Distribution and/or Service (12b-1) Fees                             0.50

Other Expenses                                                       0.04

Total Annual Fund Operating Expenses(2)                              0.69
--------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has voluntarily agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has voluntarily agreed to waive fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
    (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Total Annual Fund Operating Expenses, net of these current agreements, are 0.42%.


If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and their associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.


    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Private Investment Class                    $70      $221      $384       $859
--------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2004, the advisor received compensation of 0.08% of average daily net assets.



    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Private Investment Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Private Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Private Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Private Investment Class; providing periodic statements showing a client's account balance in shares of the Private Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


    The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Private Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Private Investment Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.



    Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.


CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------


PORTFOLIO HOLDINGS INFORMATION



The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets for the fund are available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for fiscal years ended 2004, 2003, 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.



                                                                               PRIVATE INVESTMENT CLASS
                                                     ----------------------------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                     ----------------------------------------------------------------------------
                                                       2004               2003             2002            2001            2000
                                                     --------          ----------        --------        --------        --------
Net asset value, beginning of period                 $   1.00          $     1.00        $   1.00        $   1.00        $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.01                0.01            0.02            0.05            0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      0.00               (0.00)           0.00            0.00            0.00
=================================================================================================================================
    Total from investment operations                     0.01                0.01            0.02            0.05            0.05
=================================================================================================================================
Less distributions:
  Dividends from net investment income                  (0.01)              (0.01)          (0.02)          (0.05)          (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 (0.00)                 --              --              --              --
=================================================================================================================================
    Total distributions                                 (0.01)              (0.01)          (0.02)          (0.05)          (0.05)
=================================================================================================================================
Net asset value, end of period                       $   1.00          $     1.00        $   1.00        $   1.00        $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                          0.68%               0.98%           1.77%           5.05%           5.52%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $808,852          $1,100,857        $672,455        $608,022        $616,988
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements                 0.42%(b)            0.41%           0.40%           0.40%           0.40%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or reimbursements              0.69%(b)            0.69%           0.65%           0.60%           0.60%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                 0.65%(b)            0.97%           1.72%           4.82%           5.36%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.


(b) Ratios are based on average daily net assets of $1,071,860,655.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Private Investment Class                                                                        $10,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                 OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial              Contact your financial intermediary.          Same
  Intermediary
                                 The financial intermediary should mail
                                 your completed account application and
                                 purchase payment to the transfer agent,
                                 AIM Investment Services, Inc.
                                 P. O. Box 0843,
                                 Houston, TX 77001-0843
                                 The financial intermediary should call the
                                 transfer agent at (800) 659-1005 to
                                 receive an account number.
                                 Then, the intermediary should use the
                                 following wire instructions:
                                 The Bank of New York
                                 ABA/Routing #: 021000018
                                 DDA 8900117427
                                 For Further Credit to the fund and Your
                                 Account #
By Telephone                     Open your account as described above.         Call the transfer agent at (800) 659-1005
                                                                               and wire payment for your purchase order
                                                                               in accordance with the wire instructions
                                                                               noted above.
By AIM LINK--Registered          Open your account as described above.         Complete an AIM LINK--Registered
  Trademark--                                                                  Trademark-- Agreement. Mail the
                                                                               application and agreement to the transfer
                                                                               agent. Once your request for this option
                                                                               has been processed, you may place your
                                                                               purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial              Contact your financial intermediary.
  Intermediary
                                 Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                 Eastern Time in order to effect the redemption at that day's closing price.
By Telephone                     A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                 price.
By AIM LINK--Registered          Place your redemption request via AIM LINK. The transfer
  Trademark--                    agent must receive your redemption request normally before
                                 5:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares between 5:00 and
                                 5:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 0843
                       Houston, TX 77001-0843

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

   ----------------------------------
   Treasury Portfolio, a series of
   Short-Term Investments Trust
   SEC 1940 Act file number: 811-2729

   ----------------------------------

AIMinvestments.com     TRE-PRO-2
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                              TREASURY PORTFOLIO

                                                                     PROSPECTUS

                                                               DECEMBER 2, 2004


Reserve Class

Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

-----------------------------------------------------------------------------

This prospectus contains important information about the Reserve Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and

- is not guaranteed by a bank.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

Portfolio Holdings Information                       5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Reserve Class shares from year to year. Reserve Class shares are not subject to front-end or back-end sales loads.


                                    [GRAPH]

                                                                          Annual
Year Ended                                                                 Total
December 31                                                               Returns
-----------                                                               -------
12/31/00................................................................   5.43%
12/31/01................................................................   3.22%
12/31/02................................................................   0.89%
12/31/03................................................................   0.21%




    Reserve Class shares' year-to-date total return as of September 30, 2004 was 0.12%.



    During the period shown in the bar chart, the highest quarterly return was 1.41% (quarters ended September 30, 2000 and December 31, 2000) and its lowest quarterly return was 0.02% (quarter ended September 30, 2003).


PERFORMANCE TABLE

The following performance table reflects the performance of Reserve Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------
(for the periods ended December 31,                  SINCE           INCEPTION
2003)                                    1 YEAR    INCEPTION            DATE
----------------------------------------------------------------------------------
Reserve Class                             0.21%         2.76%          01/04/99
----------------------------------------------------------------------------------




For the current seven-day yield, call (800) 659-1005.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                           RESERVE CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                 None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds, whichever is less)                          None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                          RESERVE CLASS
--------------------------------------------------------------------------------
Management Fees                                                    0.15%

Distribution and/or
Service (12b-1) Fees                                               1.00

Other Expenses                                                     0.04

Total Annual Fund
Operating Expenses(2)                                              1.19
--------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has voluntarily agreed to waive 0.13% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has voluntarily agreed to waive fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
    (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Total Annual Fund Operating Expenses, net of these current agreements, are 0.99%.



If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and their associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information abut the Rule 12b-1 fees and expenses of the classes.


    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Reserve Class                               $121     $378      $654      $1,443
--------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2004, the advisor received compensation of 0.08% of average daily net assets.



    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Reserve Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Reserve Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Reserve Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Reserve Class; providing periodic statements showing a client's account balance in shares of the Reserve Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


    The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Reserve Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Reserve Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.



    Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.


CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------


PORTFOLIO HOLDINGS INFORMATION



The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets for the fund are available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Reserve Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for fiscal years ended 2004, 2003, 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.



                                                                                         RESERVE CLASS
                                                              -------------------------------------------------------------------
                                                                                     YEAR ENDED AUGUST 31,
                                                              -------------------------------------------------------------------
                                                               2004           2003           2002           2001           2000
                                                              -------       --------       --------       --------       --------
Net asset value, beginning of period                          $  1.00       $   1.00       $   1.00       $   1.00       $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.002          0.004           0.01           0.04           0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.000         (0.000)          0.00           0.00           0.00
=================================================================================================================================
    Total from investment operations                            0.002          0.004           0.01           0.04           0.05
=================================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.002)        (0.004)         (0.01)         (0.04)         (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        (0.000)            --             --             --             --
=================================================================================================================================
    Total distributions                                        (0.002)        (0.004)         (0.01)         (0.04)         (0.05)
=================================================================================================================================
Net asset value, end of period                                $  1.00       $   1.00       $   1.00       $   1.00       $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                  0.11%          0.41%          1.26%          4.53%          4.99%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $79,975       $119,660       $162,819       $212,818       $140,886
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements                         0.98%(b)       0.97%          0.90%          0.90%          0.90%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or reimbursements                      1.19%(b)       1.19%          1.15%          1.10%          1.10%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets             0.09%(b)       0.41%          1.22%          4.32%          4.86%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.


(b) Ratios are based on average daily net assets of $105,877,685.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Reserve Class                                                                                    $1,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117427
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                       5:00 and 5:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY
 TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the next day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 0843
                       Houston, TX 77001-0840

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Treasury Portfolio, a series of
   Short-Term Investments Trust
   SEC 1940 Act file number: 811-2729

----------------------------------------

AIMinvestments.com     TRE-PRO-6
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                              TREASURY PORTFOLIO

                                                                     PROSPECTUS

                                                               DECEMBER 2, 2004


Resource Class

Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

-----------------------------------------------------------------------------

This prospectus contains important information about the Resource Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and

- is not guaranteed by a bank.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

Portfolio Holdings Information                       5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Resource Class shares from year to year. Resource Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1997...................................................................   5.39%
1998...................................................................   5.31%
1999...................................................................   4.83%
2000...................................................................   6.10%
2001...................................................................   3.88%
2002...................................................................   1.55%
2003...................................................................   0.92%




    Resource Class shares' year-to-date total return as of September 30, 2004 was 0.65%



    During the periods shown in the bar chart, the highest quarterly return was 1.58% (quarter ended December 31, 2000) and the lowest quarterly return was 0.20% (quarters ended September 30, 2003 and December 31, 2003).


PERFORMANCE TABLE

The following performance table reflects the performance of Resource Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                               SINCE         INCEPTION
December 31, 2003)             1 YEAR    5 YEARS   INCEPTION          DATE
--------------------------------------------------------------------------------
Resource Class                  0.92%     3.44%        4.11%         03/06/96
--------------------------------------------------------------------------------




For the current seven-day yield, call (800) 659-1005.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                  RESOURCE CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                    None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)                                           None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                                 RESOURCE CLASS
--------------------------------------------------------------------------------
Management Fees                                                        0.15%

Distribution and/or Service (12b-1) Fees                               0.20

Other Expenses                                                         0.04

Total Annual Fund Operating Expenses(2)                                0.39
--------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has voluntarily agreed to waive 0.04% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has voluntarily agreed to waive fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
    (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Total Annual Fund Operating Expenses, net of these current agreements, are 0.28%.



If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and their associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Resource Class                              $40      $125      $219       $493
--------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2004, the advisor received compensation of 0.08% of average daily net assets.



    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Resource Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). It is expected that the shares of the Resource Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Resource Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Resource Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Resource Class; providing periodic statements showing a client's account balance in shares of the Resource Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


    The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Resource Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Resource Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.



    Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

PORTFOLIO HOLDINGS INFORMATION


The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets for the fund are available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Resource Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for fiscal years ended 2004, 2003, 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.



                                                                                       RESOURCE CLASS
                                                              ----------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                              ----------------------------------------------------------------
                                                                2004          2003          2002          2001          2000
                                                              --------      --------      --------      --------      --------
  Net asset value, beginning of period                        $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.01          0.01          0.02          0.05          0.06
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00         (0.00)         0.00          0.00          0.00
==============================================================================================================================
    Total from investment operations                              0.01          0.01          0.02          0.05          0.06
==============================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.01)        (0.01)        (0.02)        (0.05)        (0.06)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.00)           --            --            --            --
==============================================================================================================================
    Total distributions                                          (0.01)        (0.01)        (0.02)        (0.05)        (0.06)
==============================================================================================================================
Net asset value, end of period                                $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(a)                                                   0.82%         1.12%         1.91%         5.20%         5.66%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $337,798      $624,053      $449,511      $369,204      $305,136
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements                          0.28%(b)      0.27%         0.26%         0.26%         0.26%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or reimbursements                       0.39%(b)      0.39%         0.35%         0.30%         0.30%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of net investment income to average net assets              0.79%(b)      1.11%         1.86%         4.96%         5.50%
______________________________________________________________________________________________________________________________
==============================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.


(b) Ratios are based on average daily net assets of $529,677,804.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Resource Class                                                                                  $10,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX
                                       77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117427
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                       5:00 and 5:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information -- Dividends and Distributions -- Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------
 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY
TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------


PRICING OF SHARES


DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    If the fund uses its discretion to close early on a business day, as described in the "Other Information -- Dividends and Distributions -- Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P. O. Box 0843
                       Houston, TX 77001-0843

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Treasury Portfolio, a series of
   Short-Term Investments Trust
   SEC 1940 Act file number: 811-2729

----------------------------------------

AIMinvestments.com     TRE-PRO-5
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                              TREASURY PORTFOLIO

                                                                     PROSPECTUS

                                                               DECEMBER 2, 2004


Sweep Class

Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

-----------------------------------------------------------------------------

This prospectus contains important information about the Sweep Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

Portfolio Holdings Information                       5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-3

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising or falling interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither Sweep Class shares nor Institutional Class shares are subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................   4.15%
1995...................................................................   5.95%
1996...................................................................   5.41%
1997...................................................................   5.56%
1998...................................................................   5.48%
1999...................................................................   5.00%
2000...................................................................   6.27%
2001...................................................................   4.04%
2002...................................................................   1.72%
2003...................................................................   1.08%



    The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Sweep Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, Sweep Class has higher expenses. As of the date of this prospectus, Sweep Class has not yet commenced operations.


    Institutional Class shares' year-to-date total return as of September 30, 2004 was 0.77%.



    During the periods shown in the bar chart, the highest quarterly return was 1.62% (quarters ended September 30, 2000 and December 31, 2000) and the lowest quarterly return was 0.24% (quarters ended September 30, 2003 and December 31,
2003).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------
(for the periods ended                                 INCEPTION
December 31, 2003)       1 YEAR   5 YEARS   10 YEARS     DATE
------------------------------------------------------------------
Institutional Class      1.08%     3.60%     4.45%      04/12/84
------------------------------------------------------------------




Once Sweep Class has commenced operations, the current seven-day yield of Sweep Class may be obtained by calling (800) 659-1005.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                           SWEEP CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                    None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                 None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                          SWEEP CLASS
--------------------------------------------------------------------------------
Management Fees                                                    0.15%

Distribution and/or
Service (12b-1) Fees                                               0.25

Other Expenses(2)                                                  0.04

Total Annual Fund
Operating Expenses                                                 0.44
--------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Other expenses are based on estimated amounts for the current fiscal year.


If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Your financial institution may charge you additional fees for participation in a sweep program. The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and their associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Sweep Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
Sweep Class                                $45      $141      $246       $555
-------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended August 31, 2004, the advisor received compensation of 0.08% of average daily net assets.



    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS


The Sweep Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). It is expected that the shares of the Sweep Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Sweep Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Sweep Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Sweep Class; providing periodic statements showing a client's account balance in shares of the Sweep Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


    The Sweep Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Sweep Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Sweep Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.



    Dividends are paid on settled shares of the fund as of 5:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.


PORTFOLIO HOLDINGS INFORMATION



The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets for the fund are available to qualified persons daily based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.



    Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. The financial performance of your investment in the Sweep Class will differ from that of the Institutional Class as a result of the different class expenses. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for fiscal years ended 2004, 2003, 2002, 2001 and 2000 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Trustees of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.


    As of the date of this prospectus, the Sweep Class has not yet commenced operations and, therefore, financial information is not available.


                                                                                   INSTITUTIONAL CLASS
                                                        -------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31,
                                                        -------------------------------------------------------------------------
                                                           2004              2003            2002            2001         2000
                                                        ----------        ----------      ----------      ----------   ----------
Net asset value, beginning of period                    $     1.00        $     1.00      $     1.00      $     1.00   $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.01              0.01            0.02            0.05         0.06
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               0.00             (0.00)           0.00            0.00         0.00
=================================================================================================================================
    Total from investment operations                          0.01              0.01            0.02            0.05         0.06
=================================================================================================================================
Less distributions:
  Dividends from net investment income                       (0.01)            (0.01)          (0.02)          (0.05)       (0.06)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                      (0.00)               --              --              --           --
=================================================================================================================================
    Total distributions                                      (0.01)            (0.01)          (0.02)          (0.05)       (0.06)
=================================================================================================================================
Net asset value, end of period                          $     1.00        $     1.00      $     1.00      $     1.00   $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                               0.98%             1.28%           2.07%           5.37%        5.83%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $2,564,540        $4,367,382      $4,245,044      $3,782,581   $3,005,442
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements                      0.12%(b)          0.11%           0.10%           0.10%        0.10%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or reimbursements                   0.19%(b)          0.19%           0.15%           0.10%        0.10%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets          0.95%(b)          1.27%           2.02%           5.12%        5.66%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.


(b) Ratios are based on average daily net assets of $3,572,001,950.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                                                INITIAL       ADDITIONAL
CLASS                                                                                         INVESTMENTS*    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Sweep Class                                                                                     $10,000       no minimum
-------------------------------------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P. O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117427
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:30 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request normally before
                                       5:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                       5:00 and 5:30 p.m. Eastern Time may only be transmitted by telephone.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order and depending on such factors as market liquidity and the size of the redemption proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.



    If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares six times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time.



    If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 0843
                       Houston, TX 77001-0843

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   Treasury Portfolio, a series of
   Short-Term Investments Trust
   SEC 1940 Act file number: 811-2729

----------------------------------------

AIMinvestments.com     TRE-PRO-7
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                          SHORT-TERM INVESTMENTS TRUST

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                             ---------------------

 THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH CLASS OF THE TREASURY
   PORTFOLIO OF SHORT-TERM INVESTMENTS TRUST LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION
 WITH THE PROSPECTUSES FOR THE CLASSES OF THE TREASURY PORTFOLIO LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY CLASS OF THE TREASURY PORTFOLIO
                          LISTED BELOW BY WRITING TO:

                         AIM INVESTMENT SERVICES, INC.
                                 P.O. BOX 0843
                           HOUSTON, TEXAS 77001-0843
                          OR BY CALLING (800) 659-1005

                             ---------------------


       THIS STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 2, 2004,

                     RELATES TO THE FOLLOWING PROSPECTUSES:


              CLASS                         DATED
              -----                         -----
      Cash Management Class            December 2, 2004
       Institutional Class             December 2, 2004
    Personal Investment Class          December 2, 2004
     Private Investment Class          December 2, 2004
          Reserve Class                December 2, 2004
          Resource Class               December 2, 2004
           Sweep Class                 December 2, 2004

                          SHORT-TERM INVESTMENTS TRUST
                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS


                                                                PAGE
                                                              --------
GENERAL INFORMATION ABOUT THE TRUST.........................       1
     Portfolio History......................................       1
     Shares of Beneficial Interest..........................       1
DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND
  RISKS.....................................................       2
     Classification.........................................       2
     Investment Strategies and Risks........................       2
          Debt Investments..................................       5
          Other Investments.................................       5
          Investment Techniques.............................       5
     Portfolio Policies.....................................       7
     Temporary Defensive Position...........................       9
MANAGEMENT OF THE TRUST.....................................       9
     Board of Trustees......................................       9
     Management Information.................................       9
          Trustee Ownership of Portfolio Shares.............      11
          Factors Considered in Approving the Investment
          Advisory Agreement................................      11
     Compensation...........................................      11
          Retirement Plan for Trustees......................      11
          Deferred Compensation Agreements..................      12
     Codes of Ethics........................................      12
     Proxy Voting Policies..................................      12
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........      12
INVESTMENT ADVISORY AND OTHER SERVICES......................      13
     Investment Advisor.....................................      13
     Marketing Support and Administrative Support
      Payments..............................................      13
     Service Agreements.....................................      14
     Other Service Providers................................      14
BROKERAGE ALLOCATION AND OTHER PRACTICES....................      15
     Brokerage Transactions.................................      15
     Commissions............................................      15
     Brokerage Selection....................................      15
     Directed Brokerage (Research Services).................      16
     Regular Brokers or Dealers.............................      16
     Allocation of Portfolio Transactions...................      16
PURCHASE, REDEMPTION AND PRICING OF SHARES..................      17
     Purchase and Redemption of Shares......................      17
     Authorized Agents......................................      17
     Offering Price.........................................      17
          Calculation of Net Asset Value....................      18
     Redemption in Kind.....................................      18
     Backup Withholding.....................................      18
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS....................      19
     Dividends and Distributions............................      19
     Tax Matters............................................      20

                                                                PAGE
                                                              --------
DISTRIBUTION OF SECURITIES..................................      23
     Distribution Plan......................................      23
     Distributor............................................      25
BANKING REGULATIONS.........................................      25
CALCULATION OF PERFORMANCE DATA.............................      25
REGULATORY INQUIRIES AND PENDING LITIGATION.................      27
RATINGS OF DEBT SECURITIES..................................     A-1
TRUSTEES AND OFFICERS.......................................     B-1
TRUSTEE COMPENSATION TABLE..................................     C-1
PROXY VOTING POLICIES.......................................     D-1
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........     E-1
MANAGEMENT FEES.............................................     F-1
ADMINISTRATIVE SERVICES FEES................................     G-1
BROKERAGE COMMISSIONS.......................................     H-1
DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
  SECURITIES OF REGULAR BROKERS OR DEALERS..................     I-1
AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO
  DISTRIBUTION PLAN.........................................     J-1
ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION
  PLAN......................................................     K-1
PERFORMANCE DATA............................................     L-1
REGULATORY INQUIRIES AND PENDING LITIGATION.................     M-1
FINANCIAL STATEMENTS........................................      FS

                      GENERAL INFORMATION ABOUT THE TRUST

PORTFOLIO HISTORY


     Short-Term Investments Trust (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of six separate portfolios: Cash Assets Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio (each a "portfolio" and collectively, the "portfolios"). This Statement of Additional Information relates only to the Treasury Portfolio (the "Portfolio"). Under the Amended and Restated Agreement and Declaration of Trust (the "Trust Agreement"), dated May 15, 2002, as amended, the Board of Trustees (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.


     The Trust was originally organized on January 24, 1977 as a Maryland corporation and had no operations prior to November 10, 1980. The Trust reorganized as a Commonwealth of Massachusetts business trust on December 31, 1986. The Trust was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof).

SHARES OF BENEFICIAL INTEREST

     Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.


     The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate portfolio. These assets constitute the underlying assets of each portfolio, are segregated on the portfolio's books of account, and are charged with the expenses of such portfolio and its respective classes. Each portfolio allocates any general expenses of the Trust not readily identifiable as belonging to a particular portfolio by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.


     Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share and is entitled to such dividends and distributions out of the income belonging to such portfolio as are declared by the Board. Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio each offers seven separate classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class. Cash Assets Portfolio offers one class of shares, Institutional Class. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable portfolio allocable to such class available for distribution after satisfaction of outstanding liabilities of the portfolio allocable to such class.

     All classes of shares of each portfolio have identical voting, dividend, liquidation and other rights on the same terms and conditions except that each class of shares has different shareholder qualifications, bears differing class-specific expenses, and has exclusive voting rights on matters pertaining to that class' distribution plan, if any.


     Except as specifically noted above, shareholders of each portfolio are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a portfolio. However, on matters affecting an individual portfolio or class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but that requires a separate vote of another portfolio or class. An example of a matter that would be voted on separately by shareholders of each portfolio is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each portfolio are fully paid and nonassessable, have no preemptive, conversion or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

     Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a portfolio for all losses and expenses of any shareholder of such portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a portfolio is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

     The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

     SHARE CERTIFICATES. Shareholders of the portfolios do not have the right to demand or require the Trust to issue share certificates, although the Trust in its sole discretion may issue them.

           DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

CLASSIFICATION

     The Trust is an open-end management investment company. The Portfolio is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

     The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds(R). The table has been marked to indicate those securities and investment techniques that AIM may use to manage the Portfolio. The Portfolio may not use all of these techniques at any one time. The Portfolio's transactions in a particular security or use of a particular technique is subject to limitations imposed by the Portfolio's investment objective, policies and restrictions described in the Portfolio's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Portfolio's investment objective, policies, strategies and practices are non-fundamental. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Portfolio utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Portfolio's Prospectuses; where a particular type of security or investment technique is not discussed in the Portfolio's Prospectuses, that security or investment technique is not a principal investment strategy.

                          SHORT-TERM INVESTMENTS TRUST
                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

-------------------------------------------------------------------------------------------------------------
    SECURITY/INVESTMENT TECHNIQUE                                                       TREASURY PORTFOLIO
    -----------------------------                                                       ------------------
-------------------------------------------------------------------------------------------------------------
                                             EQUITY INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 Common Stock
-------------------------------------------------------------------------------------------------------------
 Preferred Stock
-------------------------------------------------------------------------------------------------------------
 Convertible Securities
-------------------------------------------------------------------------------------------------------------
 Alternative Equity Securities
-------------------------------------------------------------------------------------------------------------
                                             FOREIGN INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 Foreign Securities
-------------------------------------------------------------------------------------------------------------
 Foreign Government Obligations
-------------------------------------------------------------------------------------------------------------
 Foreign Exchange Transactions
-------------------------------------------------------------------------------------------------------------
                                              DEBT INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 U.S. Treasury Obligations                                                                       X
-------------------------------------------------------------------------------------------------------------
 Rule 2a-7 Requirements                                                                          X
-------------------------------------------------------------------------------------------------------------
 Mortgage-Backed and Asset-Backed
 Securities
-------------------------------------------------------------------------------------------------------------
 Collateralized Mortgage Obligations
-------------------------------------------------------------------------------------------------------------
 Bank Instruments
-------------------------------------------------------------------------------------------------------------
 Commercial Instruments
-------------------------------------------------------------------------------------------------------------
 Participation Interests
-------------------------------------------------------------------------------------------------------------
 Municipal Securities
-------------------------------------------------------------------------------------------------------------
 Municipal Lease Obligations
-------------------------------------------------------------------------------------------------------------
 Investment Grade Corporate Debt
 Obligations
-------------------------------------------------------------------------------------------------------------
 Junk Bonds
-------------------------------------------------------------------------------------------------------------
 Liquid Assets
-------------------------------------------------------------------------------------------------------------
                                              OTHER INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 REITs
-------------------------------------------------------------------------------------------------------------
 Other Investment Companies                                                                      X
-------------------------------------------------------------------------------------------------------------
 Defaulted Securities
-------------------------------------------------------------------------------------------------------------
 Municipal Forward Contracts
-------------------------------------------------------------------------------------------------------------
 Variable or Floating Rate
 Instruments
-------------------------------------------------------------------------------------------------------------
 Indexed Securities
-------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST
                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

-------------------------------------------------------------------------------------------------------------
    SECURITY/INVESTMENT TECHNIQUE                                                       TREASURY PORTFOLIO
    -----------------------------                                                       ------------------
-------------------------------------------------------------------------------------------------------------
 Zero-Coupon and Pay-in-Kind
 Securities
-------------------------------------------------------------------------------------------------------------
 Synthetic Municipal Instruments
-------------------------------------------------------------------------------------------------------------
                                            INVESTMENT TECHNIQUES
-------------------------------------------------------------------------------------------------------------
 Delayed Delivery Transactions                                                                   X
-------------------------------------------------------------------------------------------------------------
 When-Issued Securities                                                                          X
-------------------------------------------------------------------------------------------------------------
 Short Sales
-------------------------------------------------------------------------------------------------------------
 Margin Transactions
-------------------------------------------------------------------------------------------------------------
 Swap Agreements
-------------------------------------------------------------------------------------------------------------
 Interfund Loans                                                                                 X
-------------------------------------------------------------------------------------------------------------
 Borrowing                                                                                       X
-------------------------------------------------------------------------------------------------------------
 Lending Portfolio Securities
-------------------------------------------------------------------------------------------------------------
 Repurchase Agreements                                                                           X
-------------------------------------------------------------------------------------------------------------
 Reverse Repurchase Agreements
-------------------------------------------------------------------------------------------------------------
 Dollar Rolls
-------------------------------------------------------------------------------------------------------------
 Illiquid Securities                                                                             X
-------------------------------------------------------------------------------------------------------------
 Rule 144A Securities
-------------------------------------------------------------------------------------------------------------
 Unseasoned Issuers
-------------------------------------------------------------------------------------------------------------
 Portfolio Transactions
-------------------------------------------------------------------------------------------------------------
 Sale of Money Market Securities                                                                 X
-------------------------------------------------------------------------------------------------------------
 Standby Commitments
-------------------------------------------------------------------------------------------------------------
                                                 DERIVATIVES
-------------------------------------------------------------------------------------------------------------
 Equity-Linked Derivatives
-------------------------------------------------------------------------------------------------------------
 Put Options
-------------------------------------------------------------------------------------------------------------
 Call Options
-------------------------------------------------------------------------------------------------------------
 Straddles
-------------------------------------------------------------------------------------------------------------
 Warrants
-------------------------------------------------------------------------------------------------------------
 Futures Contracts and Options on
 Futures Contracts
-------------------------------------------------------------------------------------------------------------
 Forward Currency Contracts
-------------------------------------------------------------------------------------------------------------
 Cover
-------------------------------------------------------------------------------------------------------------

Debt Investments

     U.S. TREASURY OBLIGATIONS. U.S. Treasury Obligations consist of Treasury bills, notes and bonds issued directly by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity.


     RULE 2a-7 REQUIREMENTS. Money market instruments in which the Portfolio will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from a NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from a NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO.



     The Portfolio will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.


     Descriptions of debt securities ratings are found in Appendix A.

Other Investments

     OTHER INVESTMENT COMPANIES. With respect to the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Portfolio.

     The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) the Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies.

Investment Techniques

     DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions involve commitments by the Portfolio to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Portfolio may purchase securities on a delayed delivery to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique.

     Investment in securities on a delayed delivery basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Portfolio will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

     The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio will not sell or otherwise transfer the delayed delivery securities prior to settlement.

     WHEN-ISSUED SECURITIES. The Portfolio may purchase on a "when-issued" basis. When-issued securities are securities that have been announced, but not yet auctioned. The payment obligation and yield that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

     Securities purchased on a when-issued basis and the securities held in the Portfolio's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if the Portfolio is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Portfolio's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Portfolio to meet its obligations under when-issued commitments, the Portfolio will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation).

     Investment in securities on a when-issued basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment. The Portfolio will employ techniques designed to reduce such risks. If the Portfolio purchases a when-issued security, the Portfolio will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Portfolio's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.


     INTERFUND LOANS. The Portfolio may lend uninvested cash up to 15% of its net assets to other funds advised by AIM (the "AIM Funds") and the Portfolio may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, a Portfolio cannot make any additional investments. If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, the Portfolio will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions.


     BORROWING. The Portfolio may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling portfolio securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Portfolio's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

     REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. The Portfolio may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis. Repurchase transactions are limited to a term of 365 days or less. The Portfolio may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

     If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. Repurchase agreements are considered loans by the Portfolio under the 1940 Act.


     ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.


     The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

     SALE OF MONEY MARKET SECURITIES. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

PORTFOLIO POLICIES

     FUNDAMENTAL RESTRICTIONS. The Portfolio is subject to the following investment restrictions, which may be changed only by a vote of the lesser of
(i) 67% or more of the Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Portfolio.

          (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the 1933 Act.

          (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments; or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

          (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

          (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

          (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

          (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.


     The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which AIM must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.


     NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to the Portfolio. They may be changed without approval of the Portfolio's voting securities.

          (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

          (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets or when any borrowings from an AIM Advised Fund are outstanding.

          (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

          (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

          (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

          (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Portfolio currently may not invest in any security (including futures contracts or options thereon) that are secured by physical commodities.

     ADDITIONAL NON-FUNDAMENTAL POLICIES.  As non-fundamental policies:

          The Portfolio normally invests at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Portfolio will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

TEMPORARY DEFENSIVE POSITIONS

     In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold all or a portion of its assets in cash or cash equivalents.

                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES


     The overall management of the business and affairs of the Portfolio and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of the Portfolio, and persons or companies furnishing services to the Portfolio. The day-to-day operations of the Portfolio is delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the Portfolio and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.


MANAGEMENT INFORMATION


     The trustees and officers of the Trust and their principal occupations during at least the last five years and certain other information concerning them is set forth in Appendix B.



     The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Committee Relating to Market Timing issues.



     The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward
K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by the Portfolio (including monitoring the independence, qualifications and performance of such auditors and resolution of disagreements between the Portfolio's management and the auditors regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other audit, review or attest services; (ii) overseeing the financial reporting process of the Portfolio; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy and integrity of the financial statements and asset valuation; (iv) assisting the Board's oversight of the Portfolio's compliance with legal and regulatory requirements that related to the Portfolio's accounting and financial reporting, internal control over financial reporting and independent audits; (v) to the extent required by
Section 10A of the Securities Exchange Act of 1934, pre-approving all permissible non-audit services provided to the Portfolio by its independent auditors; (vi) pre-approving, in accordance with Item 2.01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Portfolio's independent auditors to the Portfolio's investment advisor and certain other affiliated entities; and (vii) to the extent required by Regulation 14A, preparing an audit committee report for inclusion in the Portfolio's annual proxy statement. During the fiscal year ended August 31, 2004, the Audit Committee held eight meetings.



     The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Dunn. The Compliance Committee is responsible for: (i) recommending to the Board and the dis-interested trustees the appointment, compensation and removal of the Portfolio's Chief Compliance Officer; (ii) recommending to the dis-interested trustees the appointment, compensation and removal of the Portfolio's Senior Officer appointed pursuant to the terms of an Assurance of Discontinuance from the New York Attorney General that is applicable to AIM and/or INVESCO Funds Group, Inc. (the "Advisors") (the "Senior Officer"); (iii) recommending to the dis-interested trustees the appointment and removal of the Advisors' independent Compliance Consultant appointed pursuant to the terms of the Securities and Exchange Commission's Order Instituting Administrative Proceedings (the "SEC Order") applicable to the Advisors (the "Compliance Consultant"); (iv) receiving all reports from the Chief Compliance Officer, the Senior Officer and the Compliance Consultant that are delivered between meetings of the Board and that are otherwise not required to be provided to the full Board or to all of the dis-interested trustees; (v) overseeing all reports on compliance matters from the Chief Compliance Officer, the Senior Officer and the Compliance Consultant, and overseeing all reports from the third party retained by the Advisors to conduct the periodic compliance review required by the terms of the SEC Order that are required to be provided to the full Board; (vi) overseeing all of the compliance policies and procedures of the Portfolio and its service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (vii) risk management oversight with respect to the Portfolio and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC that are applicable to the Portfolio or its service providers; and
(viii) overseeing potential conflicts of interest that are reported to the Committee by the Advisors, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended August 31, 2004, the Compliance Committee did not meet.



     The members of the Governance Committee are Messrs. Bayley, Crockett, Dowden (Chair), and Jack M. Fields (Vice Chair), Gerald J. Lewis and Louis S. Sklar. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Trust for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Trust at meetings called for the election of trustees; (ii) nominating persons for appointment as members of each committee of the Board, including, without limitation, the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for appointment as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee and the Compliance Committee of the Trust.



     The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended August 31, 2004, the Governance Committee held seven meetings.



     Notice procedures set forth in the Trust's bylaws require that any shareholder of a Portfolio desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.



     The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Dunn, Fields, Lewis, Pennock, Sklar and Soll, and Carl Frischling, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration. During the fiscal year ended August 31, 2004, the Investments Committee held five meetings.



     The members of the Valuation Committee are Messrs. Dunn, Pennock (Chair) and Soll, and Miss Quigley (Vice Chair). The Valuation Committee is responsible for addressing issues requiring action by the Board in the valuation of the Portfolio's portfolio securities that arise during periods between meetings of the Board. During periods between meetings of the Board, the Valuation
Committee: (i) receives the reports of AIM's internal valuation committee requesting pre-approval or approval of any changes to pricing vendors or pricing methodologies as required by AIM's Procedures for Valuing Securities (Pricing Procedures) (the "Procedures"), and approves changes to pricing vendors and pricing methodologies as provided in the Procedures; (ii) upon request of AIM, assists AIM's internal valuation committee in resolving particular fair valuation issues; and (iii) receives reports on non-standard price changes on private equities. During the fiscal year ended August 31, 2004, the Valuation Committee did not meet.



     The members of the Special Committee Relating to Market Timing issues are Messrs. Crockett, Dowden, Dunn, and Lewis (Chair). The purpose of the Special Committee Relating to Market Timing Issues is to remain informed on matters relating to alleged excessive short term trading in shares of the Portfolio ("market timing") and to provide guidance to special counsel for the independent trustees on market timing issues and related matters between meetings of the independent trustees. During the fiscal year ended August 31, 2004, the Special Committee Relating to Market Timing issues held seven meetings.



Trustee Ownership of Portfolio Shares


     The dollar range of equity securities beneficially owned by each trustee
(i) in the Portfolio and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.

Factors Considered in Approving the Investment Advisory Agreement


     The advisory agreement with AIM (the "Advisory Agreement") was re-approved for the Portfolio by the Trust's Board at a meeting held on June 7-9, 2004. In evaluating the fairness and reasonableness of the Advisory Agreement, the Board considered a variety of factors for the Portfolio, including: the requirements of the Portfolio for investment supervisory and administrative services; the quality of AIM's services, including a review of the Portfolio's investment performance, if applicable, and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by the Portfolio as a percentage of its assets and in relationship to contractual limitations; any fee waivers (or payments of Portfolio expenses) by AIM; AIM's profitability, the benefits received by AIM from its relationship to the Portfolio, including soft dollar arrangements, and the extent to which the Portfolio shares in those benefits, the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between the Portfolio and AIM.



     After consideration of these factors, the Board found that with respect to the Portfolio: (i) the services provided to the Portfolio and its shareholders were adequate; (ii) the Advisory Agreement was fair and reasonable under the circumstances; and (iii) the fees payable under the Advisory Agreement would have been obtained through arm's length negotiations. The Board therefore concluded that the Portfolio's Advisory Agreement was in the best interests of the Portfolio and its shareholders and approved the Advisory Agreement.


COMPENSATION


     Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, which consists of an annual retainer component and a meeting fee component.



     Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2003 is found in Appendix C.


Retirement Plan For Trustees

     The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

     The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

     Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other INVESCO Funds and AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefit will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lessor of (i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements


     Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more of the AIM Funds selected by the Deferring Trustees. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.


CODES OF ETHICS

     AIM, the Trust and Fund Management Company ("FMC") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by the Portfolio, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.

PROXY VOTING POLICIES


     The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Portfolio to AIM, the Portfolio's investment advisor. AIM will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix D.



     Any material changes to the proxy policies will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of the Portfolio's proxy voting record.



     Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 months ended June 30, 2004 is available at our Web site, http://www.AIMinvestments.com. This information is also available at the SEC Web site, http://www.sec.gov.


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     Information about the ownership of each class of each portfolio's shares by beneficial or record owners of such portfolio and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a portfolio is presumed to "control" that portfolio.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR


     AIM, the Portfolio's investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.


     As investment advisor, AIM supervises all aspects of the Portfolio's operations and provides investment advisory services to the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio.

     AIM is also responsible for furnishing to the Portfolio, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Portfolio, in the judgment of the Trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Portfolio's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

     The Master Investment Advisory Agreement provides that the Portfolio will pay or cause to be paid all expenses of the Portfolio not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Portfolio in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Portfolio's shareholders.

     AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.


     Pursuant to the Master Investment Advisory Agreement with the Trust, AIM receives a monthly fee from the Portfolio calculated at the following annual rates, based on the average daily net assets of the Portfolio during the year:


       FUND NAME              NET ASSETS              ANNUAL RATE
       ---------              ----------              -----------
Treasury Portfolio            All Assets                 0.15%

     AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio.


     AIM has voluntarily agreed to waive a portion of advisory fees payable by the Portfolio. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Portfolio's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "Description of the Portfolio and Its Investments and Risks -- Investment Strategies and Risks -- Other Investments -- Other Investment Companies."


     The management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio for the last three fiscal years ended August 31 are found in Appendix F.


MARKETING SUPPORT AND ADMINISTRATIVE SUPPORT PAYMENTS



     AIM, FMC, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that sell shares of the Portfolio or provide promotional and/or sales support services and activities on behalf of AIM and FMC with respect to the Portfolio ("marketing support payments"). Financial intermediaries receiving marketing support payments may agree to provide a variety of services and activities that benefit AIM and its affiliates, such as including the Portfolio on a preferred or select sales list or in other sales programs, providing access to the financial intermediaries' registered representatives, providing assistance in training and education of personnel, providing marketing support, and other specified services. To the extent that financial intermediaries who receive marketing support payments sell more shares of the Portfolio or cause their customers to retain their investment in the Portfolio, AIM benefits from advisory fees it is paid with respect to those assets. In addition, AIM, FMC, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that provide administrative services to their customers that AIM or its affiliates otherwise would typically provide ("administrative support payments"). These administrative support payments may be made for recordkeeping, sub-accounting, sub-transfer agency, shareholder processing and similar services. Marketing support payments and administrative support payments, which may be different for different financial intermediaries, may be based on such factors as the average daily net assets of the Portfolio attributable to a financial intermediary over a particular period or a fixed dollar amount. These payments are in addition to any Rule 12b-1 fees and other fees paid by the Portfolio. AIM, FMC, and their affiliates determine these payments in their discretion in response to requests from financial intermediaries, based on factors they deem relevant. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Portfolio to its customers. Please contact your financial advisor for details about any payments they or their firm may receive in connection with the sale of Portfolio shares or the provision of services to the Portfolio.


SERVICE AGREEMENTS


     ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Portfolio which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Portfolio reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.


     Administrative services fees paid to AIM by the Portfolio for the last three fiscal years ended August 31 are found in Appendix G.

OTHER SERVICE PROVIDERS


     TRANSFER AGENT.  AIM Investment Services, Inc. ("AIS") (formerly known as
A I M Fund Services, Inc.), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Portfolio.



     The Transfer Agency and Service Agreement between the Trust and AIS provides that AIS will perform certain shareholder services for the Portfolio. The Transfer Agency and Service Agreement provides that AIS will receive an asset based fee plus certain out-of-pocket expenses. AIS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



     SUB-ACCOUNTING. The Trust and FMC have arranged for AIS or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Trust or FMC for these sub-accounting services. In addition, shareholders utilizing AIM LINK(R) Remote, may receive sub-accounting services.



     CUSTODIAN. The Bank of New York ("Custodian"), 2 Hanson Place, Brooklyn, New York 11217-1431, is custodian of all securities and cash of the Portfolio.


     Under its contract with the Trust, the Custodian maintains the portfolio securities of the Portfolio, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the Portfolio and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

     AUDITORS. Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, the Portfolio's independent public accountants, are responsible for auditing the financial statements of the Portfolio. The Board has selected PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002 as the independent public accountants of the Portfolio for the fiscal year ending August 31, 2005.


     COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

     AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate or spread (as applicable). While AIM seeks reasonable competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Brokerage Selection" below.

     Some of the securities in which the Portfolio invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.

     The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

     Brokerage commissions, if any, paid by the Portfolio for the last three fiscal years ended August 31 are found in Appendix H.

COMMISSIONS

     During the last three fiscal years ended August 31 the Portfolio did not pay brokerage commissions to brokers affiliated with the Portfolio, AIM, FMC, or any affiliates of such entities.


     The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio, provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund or account provided the Portfolio follows procedures adopted by the Boards of Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.


BROKERAGE SELECTION

     Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Portfolio may pay a broker higher commissions than those available from another broker.

     Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.


     The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to provide a more in-depth analysis of a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.



     In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.



     AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. Portfolio transactions also may be effected through broker-dealers that recommend the Portfolio to their clients, or that act as agent in the purchase of the Portfolio's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.


DIRECTED BROKERAGE (RESEARCH SERVICES)


     Directed brokerage (research services), if any, paid by the Portfolio during the last fiscal year ended August 31, 2004 are found in Appendix I.


REGULAR BROKERS OR DEALERS


     Information concerning the Portfolio's acquisition of securities of its regular brokers or dealers during the last fiscal year ended August 31, 2004 is found in Appendix I.


ALLOCATION OF PORTFOLIO TRANSACTIONS

     AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

     Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES


     Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to AIS at P.O. Box 0843, Houston, Texas 77001-0843. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AIS.



     Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AIS all required information and documentation with respect to the investor. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolio for any overdraft charges incurred.



     A financial intermediary may submit a written request to AIS for correction of transactions involving Portfolio shares. If AIS agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Portfolio for any resulting loss.


     An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Portfolio, except through the reinvestment of distributions.


     Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. Any changes to wiring instructions must be submitted to AIS in writing. AIS may request additional documentation.



     AIS may request that an intermediary maintain separate master accounts in the Portfolio for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.


     Additional information regarding purchases and redemptions is located in each class' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."


AUTHORIZED AGENTS



     AIS and FMC may authorize agents to accept purchase and redemption orders that are in good form on behalf of the AIM Funds. In certain cases, these authorized agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Portfolio's behalf. The Portfolio will be deemed to have received the purchase or redemption order when the Portfolio's authorized agent or its designee accepts the order. The order will be priced at the net asset value next determined after the order is accepted by the Portfolio's authorized agents or its designee.


OFFERING PRICE

     The offering price per share of the Portfolio is $1.00. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Calculation of Net Asset Value


     The price of each of the Portfolio's shares is the Portfolio's net asset value per share. The Portfolio determines the net asset value of its shares six times on each business day. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Portfolio's custodian, are open for business. The Portfolio also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day. The Portfolio determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time, 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time. The Portfolio declares dividends on settled shares at 5:30 p.m. Eastern Time. The Portfolio values portfolio securities on the basis of amortized costs, which approximates market value. The Portfolio reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.


     For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the Portfolio, if any; (c) deducting the liabilities of the Portfolio; (d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include Portfolio securities valued at amortized cost as well as income accrued but not yet received.

     The Portfolio uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Portfolio's investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Portfolio of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

     The Portfolio may use the amortized cost method to determine its net asset value so long as the Portfolio does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Portfolio of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.


     The Board has established procedures designed to stabilize the Portfolio's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations. When available market quotations are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share.


REDEMPTION IN KIND

     The Portfolio will not redeem shares representing an interest in the Portfolio in kind (i.e., by distributing its portfolio securities).

BACKUP WITHHOLDING

     Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

     Each AIM Fund and other payers, generally must withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Portfolio with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

     An investor is subject to backup withholding if:

          1. the investor fails to furnish a correct TIN to the Portfolio;

          2. the IRS notifies the Portfolio that the investor furnished an incorrect TIN;

          3. the investor or the Portfolio is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

          4. the investor fails to certify to the Portfolio that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

          5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

     Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.


     Certain payees and payments are exempt from backup withholding and information reporting. AIM or AIS will not provide Form 1099 to those payees.


     Investors should contact the IRS if they have any questions concerning withholding.

     IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

     NON-RESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS


DIVIDENDS AND DISTRIBUTIONS



     It is the present policy of the Portfolio to declare dividends on each business day and pay dividends monthly. It is the Portfolio's intention to distribute substantially all of its net investment income and realized net capital gains. The Portfolio does not expect to realize any long-term capital gains and losses.



     Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to AIS at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.


     All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, the shareholder may request that all dividends declared up to the date of redemption be paid to the shareholder along with the proceeds of the redemption. If no request is made, dividends will be paid on the next dividend date. Information concerning the amount of the dividends declared on any particular day will normally be available by 6:00 p.m. Eastern time on that day.

     The dividend accrued and paid for each class of shares of the Portfolio will consist of: (a) income accrued and discounts earned less amortization of premiums, if any, for the Portfolio, allocated based upon such class' pro rata share of the total shares outstanding which relate to the Portfolio, less (b) Trust expenses accrued for the applicable dividend period attributable to the Portfolio, such as custodian fees and accounting expenses allocated based upon such class' prorata of the net assets of the Portfolio, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.


     Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the Portfolio or the net income per share of a class of the Portfolio for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio was reduced, or was anticipated to be reduced, below $1.00, the Board might suspend further dividend payments on shares of the Portfolio until the net asset returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or in its receiving upon redemption a price per share lower than that which it paid.


TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.


     QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.



     In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and (for Portfolio taxable years beginning after October 22, 2004) net income derived from certain publicly traded partnerships (the "Income Requirement").



     In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, securities of certain publicly traded partnerships (for Portfolio taxable years beginning after October 22, 2004) and securities of other issuers, as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.



     If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders and will be included in the qualified dividend income of noncorporate shareholders.

     DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made an election to accrue market discount into income. If the Portfolio purchases a debt obligation that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

     EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.


     The Portfolio generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances the Portfolio may elect to pay a minimal amount of excise tax.



     PORTFOLIO DISTRIBUTIONS. The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations or be included in the qualified dividend income of noncorporate shareholders.



     The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for non-corporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.


     Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

     Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another portfolio). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

     SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Under current law, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum tax rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares and any such loss will be disallowed to the extent of any dividends that were received within the six-month period. Capital losses in any year are deductible under current law only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

     BACKUP WITHHOLDING. The Portfolio may be required to withhold 28% of distributions and/or redemption payments. For more information refer to "Purchases, Redemption and Pricing of Shares -- Backup Withholding."


     FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a non-resident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term and short-term capital gain and of certain types of interest income) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed net capital gain.



     As a consequence of the enactment of the American Jobs Creation Act of 2004, such a foreign shareholder will also generally be exempt from U.S. federal income tax on distributions that the Portfolio designates as "short-term capital gain dividends" or as "interest-related dividends" for Portfolio taxable years beginning after December 31, 2004 and before January 1, 2008. The aggregate amount that may be designated as short-term capital gain dividends for a Portfolio's taxable year is generally equal to the excess (if any) of the Portfolio's net short-term capital gain over its net long-term capital loss. The aggregate amount designated as interest-related dividends for any Portfolio taxable year is generally limited to the excess of the amount of "qualified interest income" of the Portfolio over allocable expenses. Qualified interest income is generally equal to the sum of a Portfolio's U.S. - source income that constitutes (1) bank deposit interest; (2) short-term original issue discount that is exempt from withholding tax; (3) interest on a debt obligation which is in registered form, unless it is earned on a debt obligation issued by a corporation or partnership in which the Portfolio holds a 10-percent ownership interest or its payment is contingent on certain events; and (4) interest-related dividends received from another regulated investment company.



If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, short-term capital gain dividends, interest-related dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.



     In the case of foreign non-corporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of their foreign status.


     Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.


     Transfers by gift of shares of the Portfolio by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. Estates of decedents dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of a Portfolio's shares attributable to "qualifying assets" held by the Portfolio at the end of the quarter immediately preceding the decedent's death (or such other time as the Internal Revenue Service may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of a Portfolio's assets that constituted qualifying assets at the end of each quarter of its taxable year.


     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.


     EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


     Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Trust.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLAN

     The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class (the "Plan"). The Portfolio, pursuant to the Plan, pays FMC compensation at the annual rate, shown immediately below, of the Portfolio's average daily net assets.


CLASS                                         ANNUAL RATE
  Cash Management Class                          0.10%
  Personal Investment Class                      0.75%
  Private Investment Class                       0.50%
  Reserve Class                                  1.00%
  Resource Class                                 0.20%
  Sweep Class                                    0.25%

     The Plan compensates FMC for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Portfolio. Such activities include, but are not limited to the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Plan.

     Amounts payable by the Portfolio under the Plan need not be directly related to the expenses actually incurred by FMC on behalf of the Portfolio. The Plan does not obligate the Portfolio to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan. Thus, even if FMC's actual expenses exceed the fee payable to FMC at any given time, the Portfolio will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

     FMC may from time to time waive or reduce any portion of its 12b-1 fee for Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Trust.

     The Portfolio may pay a service fee of up to 0.25% of the average daily net assets of the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class to selected dealers, banks and financial institutions or their affiliates, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Portfolio. Under the terms of a shareholder service agreement, such personal shareholder services include (i) answering customer inquiries regarding the shares of these classes and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment of customer cash account balances in the shares of these classes; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Trust may request on behalf of the shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation.

     Under a Shareholder Service Agreement, the Portfolio agrees to pay periodically fees to selected dealers, banks and other financial institutions or their affiliates who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Portfolio during such period at the annual rate specified in each agreement based on the average daily net asset value of the Portfolio shares purchased. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Portfolio shares are held.

     Selected dealers and other institutions entitled to receive compensation for selling Portfolio shares may receive different compensation for selling shares of one particular class over another. Under the Plan, certain financial institutions which have entered into service agreements and which sell shares of the Portfolio on an agency basis, may receive payments from the Portfolio pursuant to the Plan. FMC does not act as principal, but rather as agent for the Portfolio, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plan. These payments are an obligation of the Portfolio and not of FMC.

     Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").


     See Appendix J for a list of the amounts paid by each class of shares of the Portfolio to FMC pursuant to the Plan for the year, or period, ended August 31, 2004 and Appendix K for an estimate by activity of the allocation of actual fees paid by each class of shares of the Portfolio pursuant to the Plan for the year, or period, ended August 31, 2004.



     As required by Rule 12b-1, the Plan and related form of Shareholder Service Agreement was approved by the Board, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Trustees"). In approving the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class of the Portfolio and its respective shareholders.


     The anticipated benefits that may result from the Plan with respect to the applicable classes of the Portfolio and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio.


     Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board, including a majority of the Rule 12b-1 Trustees. The Plan may be terminated as to the Portfolio or any class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.


     Any change in the Plan that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

DISTRIBUTOR

     The Trust has entered into a master distribution agreement relating to the Portfolio (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which FMC acts as the distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P. O. Box 4497, Houston, Texas 77210-4497. Certain Trustees and officers of the Trust are affiliated with FMC. See "Management of the Trust."

     The Distribution Agreement provides FMC with the exclusive right to distribute the shares of each class of the Portfolio on a continuous basis directly and through other broker-dealers with whom FMC has entered into selected dealer agreements. FMC has not undertaken to sell any specified number of shares of any classes of the Portfolio. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Trust and the costs of preparing and distributing any other supplemental sales literature.

     The Trust (on behalf of any class of the Portfolio) or FMC may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of their assignment.

     FMC may, from time to time at its expense, pay a fee to broker-dealers, banks or other financial institutions for operational and/or marketing support, including support for distribution programs or platforms. Such fees will not impose additional expenses on a class, nor will they change the price paid by investors for the purchase of the applicable classes' shares or the amount that any particular class will receive as proceeds from such sales.

                              BANKING REGULATIONS

     On November 12, 1999, the Gramm-Leach Bliley Act of 1999 was signed into law. Generally this Act removed the regulatory barriers previously established between banks and bank holding companies, insurance companies, and broker-dealers. Various provisions of this Act became effective immediately, while others were phased in after enactment.

     Among the various regulatory changes imposed by the Gramm-Leach-Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. The revised definition of "broker" removes an exclusion from broker registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, a bank may offer participation in "sweep programs" without registering as a broker under the new regulations. As of the date of this Statement of Additional Information, the SEC is not requiring compliance with the provisions of the Gramm-Leach-Bliley Act related to the definition of broker. Once the SEC begins to enforce these provisions of the Act (and any rules or regulations related thereto), banks may be required to reassess their activities to determine whether registration as a broker is appropriate.

                        CALCULATION OF PERFORMANCE DATA

     Although performance data may be useful to prospective investors when comparing the Portfolio's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by the Portfolio.

  Yield Quotations

     Yield is a function of the type and quality of the Portfolio's investments, the maturity of the securities held in the Portfolio and the operating expense ratio of the Portfolio. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

     Income calculated for purposes of calculating the Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Portfolio may differ from the rate of distributions from the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

     The standard formula for calculating annualized yield for the Portfolio is as follows:

        Y  =   (V(1) - V(0))       X           365
                 ---------                     ----
                    V(0)                        7

Where  Y    =    annualized yield.
       V(0) =    the value of a hypothetical pre-existing account in the
                 Portfolio having a balance of one share at the beginning of a stated seven-day period.
       V(1) =    the value of such an account at the end of the stated
                 period.

     The standard formula for calculating effective annualized yield for the Portfolio is as follows:

       EY   =    (Y + 1)(365/7) -1
Where  EY   =    effective annualized yield.
       Y    =    annualized yield, as determined above.

     The yield for each class of the Portfolio is found in Appendix L.

  Performance Information

     From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Portfolio's yield and total return.

     The performance of the Portfolio will vary from time to time and past results are not necessarily indicative of future results.

     Yield figures for the Portfolio is neither fixed nor guaranteed. The Portfolio may provide performance information in reports, sales literature and advertisements. The Portfolio may also, from time to time, quote information about the Portfolio published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Portfolio. The following is a list of such publications or media entities:

           ABA Banking Journal                       Institutional Investor
             American Banker                         Pensions & Investments
               CFO Magazine                        Treasury & Risk Management

     The Portfolio may also compare its performance to performance data of similar mutual funds as published by the following services:

            Bank Rate Monitor                         Money Fund Averages
                Bloomberg                       Mutual Fund Values (Morningstar)
                Donoghue's                                  Stanger
             iMoney Net, Inc.                               TeleRate
               Lipper, Inc.                               Weisenberger

     The Portfolio's performance may also be compared in advertising to the performance of comparative benchmarks such as the following: Consumer Price Index, Lehman Municipal Bond Fund Index and Standard & Poor's 500 Stock Index.

     The Portfolio may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

     Overnight -- 30 day Treasury Repurchase Agreements
     90 day Treasury Bills
     90-180 day Commercial Paper

     Advertising for the Portfolio may from time to time include discussions of general economic conditions and interest rates. Advertising for the Portfolio may also include references to the use of the Portfolio as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Portfolio may disclose: (i) the largest holdings in the Portfolio's portfolio; (ii) certain selling group members; and/or (iii) certain institutional shareholders.

     From time to time, the Portfolio's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.


                  REGULATORY INQUIRIES AND PENDING LITIGATION



     The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.



     As described in the prospectuses for the AIM Funds, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, and A I M Advisors, Inc. ("AIM"), the investment advisor to the AIM Funds, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.



     In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future. This statement of additional information will be supplemented periodically to disclose any such additional regulatory actions, civil lawsuits and/or regulatory inquiries.



Ongoing Regulatory Inquiries Concerning IFG and AIM



     IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG.



     AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds.

Private Civil Actions Alleging Market Timing



     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix M-1.



     All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix M-1. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. This lawsuit is identified in Appendix M-1.



Private Civil Actions Alleging Improper Use of Fair Value Pricing



     Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix M-2.



Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees



     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix M-3.



Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes



     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix M-4.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements



     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix M-5.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

     The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

     Moody's corporate ratings areas follows:

          Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          AA: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

          A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

     Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

     PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

     Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

     Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

     Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

     Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

     Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

     In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

     In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

     The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

     MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

     Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

     MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

     MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

          STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

     Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

     S&P describes its ratings for corporate and municipal bonds as follows:

          AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

          AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

          A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

          BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          NR:  Not Rated.

                                S&P DUAL RATINGS

     S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     These categories are as follows:

          A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

          A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          B: Issues rated "B" are regarded as having only speculative capacity for timely payment.

          C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          D: Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

     An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

     Note rating symbols are as follows:

          SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

          SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          SP-3:  Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

     Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

     Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term "AAA" - "BBB" categories; Short-term
"F1" - "F3") indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term "BB" - "D"; Short-term "B" - "D") either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on "AAA" rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for "BBB" rated bonds was 0.35%, and for "B" rated bonds, 3.0%.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

     The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

     Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

     A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

     NR:  Indicates that Fitch does not rate the specific issue.

     WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

     RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

     BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

     B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

     CC:  Default of some kind appears probable.

     C:  Bonds are in imminent default in payment of interest or principal.

     DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                        FITCH SHORT-TERM CREDIT RATINGS

     The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

     F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

     F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

     B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B

                             TRUSTEES AND OFFICERS

                             AS OF AUGUST 31, 2004



     The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with any predecessor entities, if any.



---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                         OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                     DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
  ROBERT H. GRAHAM(1) -- 1946         1977        Director and Chairman, A I M Management       None
  Trustee and President                           Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC and Chairman of AMVESCAP
                                                  PCL -- AIM DIVISION (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc., (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
 --------------------------------------------------------------------------------------------------------------
  MARK H. WILLIAMSON(2) -- 1951       2003        Director, President and Chief Executive       None
  Trustee and Executive Vice                      Officer, A I M Management Group Inc.
  President                                       (financial services holding company);
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director, A I M Capital
                                                  Management, Inc. (registered investment
                                                  advisor) and A I M Distributors, Inc.
                                                  (registered broker dealer); Director and
                                                  Chairman, AIM Investment Services, Inc.
                                                  (registered transfer agent), Fund
                                                  Management Company (registered broker
                                                  dealer) and INVESCO Distributors, Inc.
                                                  (registered broker dealer); and Chief
                                                  Executive Officer, AMVESCAP PLC -- AIM
                                                  Division (parent of AIM and a global
                                                  investment management firm)
                                                  Formerly: Director, Chairman, President and
                                                  Chief Executive Officer, INVESCO Funds
                                                  Group, Inc.; President and Chief Executive
                                                  Officer, INVESCO Distributors, Inc.; Chief
                                                  Executive Officer, AMVESCAP PLC -- Managed
                                                  Products; Chairman and Chief Executive
                                                  Officer of NationsBanc Advisors, Inc.; and
                                                  Chairman of NationsBanc Investments, Inc.
 --------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------


---------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.


(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                         OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                     DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
  INDEPENDENT TRUSTEES
 --------------------------------------------------------------------------------------------------------------
  BRUCE L. CROCKETT(3) -- 1944        1993        Chairman, Crockett Technology Associates      ACE Limited
  Trustee and Chair                               (technology consulting company)               (insurance
                                                                                                company); and
                                                                                                Captaris, Inc.
                                                                                                (unified
                                                                                                messaging
                                                                                                provider)
 --------------------------------------------------------------------------------------------------------------
  BOB R. BAKER -- 1936                2003        Retired                                       None
  Trustee
                                                  Formerly: President and Chief Executive
                                                  Officer, AMC Cancer Research Center; and
                                                  Chairman and Chief Executive Officer, First
                                                  Columbia Financial Corporation
 --------------------------------------------------------------------------------------------------------------
  FRANK S. BAYLEY -- 1939             2001        Retired                                       Badgley Funds,
  Trustee                                                                                       Inc.
                                                  Formerly: Partner, law firm of Baker &        (registered
                                                  McKenzie                                      investment
                                                                                                company)
 --------------------------------------------------------------------------------------------------------------
  JAMES T. BUNCH -- 1942              2003        Co-President and Founder, Green, Manning &    None
  Trustee                                         Bunch Ltd., (investment banking firm); and
                                                  Director, Policy Studies, Inc. and Van
                                                  Gilder Insurance Corporation
 --------------------------------------------------------------------------------------------------------------
  ALBERT R. DOWDEN -- 1941            2000        Director of a number of public and private    Cortland Trust,
  Trustee                                         business corporations, including the Boss     Inc. (Chairman)
                                                  Group, Ltd. (private investment and           (registered
                                                  management) and Magellan Insurance Company    investment
                                                                                                company);
                                                  Formerly: Director, President and Chief       Annuity and
                                                  Executive Officer, Volvo Group North          Life Re
                                                  America, Inc.; Senior Vice President, AB      (Holdings),
                                                  Volvo and director of various affiliated      Ltd. (insurance
                                                  Volvo Group companies                         company)
 --------------------------------------------------------------------------------------------------------------
  EDWARD K. DUNN, JR. -- 1935         1998        Retired                                       None
  Trustee
                                                  Formerly, Chairman, Mercantile Mortgage
                                                  Corp.; Vice Chairman, President and Chief
                                                  Operating Officer, Mercantile-Safe Deposit
                                                  & Trust Co.; and President, Mercantile
                                                  Bankshares Corp.
 --------------------------------------------------------------------------------------------------------------
  JACK M. FIELDS -- 1952              1997        Chief Executive Officer, Twenty First         Administaff,
  Trustee                                         Century Group, Inc. (government affairs       and Discovery
                                                  company) and Texana Timber LP (sustainable    Global
                                                  forestry company)                             Education Fund
                                                                                                (non-profit)
 --------------------------------------------------------------------------------------------------------------
  CARL FRISCHLING -- 1937             1980        Partner, law firm of Kramer Levin Naftalis    Cortland Trust,
  Trustee                                         and Frankel LLP                               Inc.
                                                                                                (registered
                                                                                                investment
                                                                                                company)
 --------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------


---------------

(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                         OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                     DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
  GERALD J. LEWIS -- 1933             2003        Chairman, Lawsuit Resolution Services (San    General
  Trustee                                         Diego, California)                            Chemical Group,
                                                                                                Inc.
                                                  Formerly: Associate Justice of the
                                                  California Court of Appeals
 --------------------------------------------------------------------------------------------------------------
  PREMA MATHAI-DAVIS -- 1950          1998        Formerly: Chief Executive Officer, YWCA of    None
  Trustee                                         the USA
 --------------------------------------------------------------------------------------------------------------
  LEWIS F. PENNOCK -- 1942            1981        Partner, law firm of Pennock & Cooper         None
  Trustee
 --------------------------------------------------------------------------------------------------------------
  RUTH H. QUIGLEY -- 1935             2001        Retired                                       None
  Trustee
 --------------------------------------------------------------------------------------------------------------
  LOUIS S. SKLAR -- 1939              1989        Executive Vice President, Development and     None
  Trustee                                         Operations, Hines Interests Limited
                                                  Partnership (real estate development
                                                  company)
 --------------------------------------------------------------------------------------------------------------
  LARRY SOLL -- 1942                  2003        Retired                                       None
  Trustee
 --------------------------------------------------------------------------------------------------------------
  OTHER OFFICERS
 --------------------------------------------------------------------------------------------------------------
  LISA O. BRINKLEY(4) -- 1959         2004        Senior Vice President, A I M Management       N/A
  Senior Vice President and                       Group Inc. (financial services holding
  Chief Compliance Officer                        company); Senior Vice President and Chief
                                                  Compliance Officer, A I M Advisors, Inc.;
                                                  and Vice President and Chief Compliance
                                                  Officer, A I M Capital Management, Inc. and
                                                  A I M Distributors, Inc.; Vice President,
                                                  AIM Investment Services, Inc. and Fund
                                                  Management Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware Investments
                                                  Family of Funds
 --------------------------------------------------------------------------------------------------------------
  KEVIN M. CAROME -- 1956             2003        Director, Senior Vice President, Secretary    N/A
  Senior Vice President, Chief                    and General Counsel, A I M Management Group
  Legal Officer and Secretary                     Inc. (financial services holding company)
                                                  and A I M Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.; Vice
                                                  President, A I M Capital Management, Inc.
                                                  and AIM Investment Services, Inc.;
                                                  Director, Vice President and General
                                                  Counsel, Fund Management Company; and
                                                  Senior Vice President, A I M Distributors,
                                                  Inc.
                                                  Formerly: Senior Vice President and General
                                                  Counsel, Liberty Financial Companies, Inc.;
                                                  Senior Vice President and General Counsel,
                                                  Liberty Funds Group, LLC; and Vice
                                                  President, A I M Distributors, Inc.
 --------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------



---------------


(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                     TRUSTEE                                                         OTHER
    NAME, YEAR OF BIRTH AND          AND/OR                                                     DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
  OTHER OFFICERS
 --------------------------------------------------------------------------------------------------------------
  STUART W. COCO -- 1955              2002        Managing Director and Director of Money       N/A
  Vice President                                  Market Research and Special Projects, A I M
                                                  Capital Management, Inc.; and Vice
                                                  President, A I M Advisors, Inc.
 --------------------------------------------------------------------------------------------------------------
  SIDNEY M. DILGREN -- 1961           2004        Vice President and Fund Treasurer, A I M      N/A
  Vice President and Treasurer                    Advisors, Inc.
                                                  Formerly: Vice President, A I M
                                                  Distributors, Inc.; and Senior Vice
                                                  President, AIM Investment Services, Inc.
 --------------------------------------------------------------------------------------------------------------
  EDGAR M. LARSEN -- 1940             2002        Executive Vice President, A I M Management    N/A
  Vice President                                  Group Inc.; Senior Vice President, A I M
                                                  Advisors, Inc.; and President, Director of
                                                  Investments, Chief Executive Officer and
                                                  Chief Investment Officer, A I M Capital
                                                  Management, Inc.
                                                  Formerly: Director, A I M Management Group
                                                  Inc. and A I M Advisors, Inc.; and Director
                                                  and Chairman of A I M Capital Management,
                                                  Inc.
 --------------------------------------------------------------------------------------------------------------
  KAREN DUNN KELLEY -- 1960           1989        Director of Cash Management, Managing         N/A
  Vice President                                  Director and Chief Cash Management Officer,
                                                  A I M Capital Management, Inc.; Director
                                                  and President, Fund Management Company; and
                                                  Vice President, A I M Advisors, Inc.
 --------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

         TRUSTEE OWNERSHIP OF PORTFOLIO SHARES AS OF DECEMBER 31, 2003



-------------------------------------------------------------------------------------------------------------------------------
                                                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                    SECURITIES IN ALL REGISTERED
                                                                                    INVESTMENT COMPANIES OVERSEEN
                                    DOLLAR RANGE OF EQUITY SECURITIES                       BY TRUSTEE IN
          NAME OF TRUSTEE                   IN THE PORTFOLIO               THE AIM FAMILY OF FUNDS--REGISTERED TRADEMARK--
-------------------------------------------------------------------------------------------------------------------------------
     Robert H. Graham
                                                   -0-                                   Over $100,000
-------------------------------------------------------------------------------------------------------------------------------
     Mark H. Williamson
                                                   -0-                                   Over $100,000
-------------------------------------------------------------------------------------------------------------------------------
     Bob R. Baker
                                                   -0-                                   Over $100,000
-------------------------------------------------------------------------------------------------------------------------------
     Frank S. Bayley
                                                   -0-                                 $50,001-$100,000
-------------------------------------------------------------------------------------------------------------------------------
     James T. Bunch
                                                   -0-                                   Over $100,000
-------------------------------------------------------------------------------------------------------------------------------
     Bruce L. Crockett
                                                   -0-                                  $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------------------
     Albert R. Dowden
                                                   -0-                                   Over $100,000
-------------------------------------------------------------------------------------------------------------------------------
     Edward K. Dunn, Jr.
                                                   -0-                                 Over $100,000(5)
-------------------------------------------------------------------------------------------------------------------------------
     Jack M. Fields
                                                   -0-                                 Over $100,000(5)
-------------------------------------------------------------------------------------------------------------------------------
     Carl Frischling
                                                   -0-                                 Over $100,000(5)
-------------------------------------------------------------------------------------------------------------------------------
     Gerald J. Lewis
                                                   -0-                                 $50,001-$100,000
-------------------------------------------------------------------------------------------------------------------------------
     Prema Mathai-Davis
                                                   -0-                                   $1-$10,000(5)
-------------------------------------------------------------------------------------------------------------------------------
     Lewis F. Pennock
                                                   -0-                                 $50,001-$100,000
-------------------------------------------------------------------------------------------------------------------------------
     Ruth H. Quigley
                                                   -0-                                    $1-$10,000
-------------------------------------------------------------------------------------------------------------------------------
     Louis S. Sklar
                                                   -0-                                 Over $100,000(5)
-------------------------------------------------------------------------------------------------------------------------------
     Larry Soll
                                                   -0-                                   Over $100,000
-------------------------------------------------------------------------------------------------------------------------------


---------------


(5) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEE COMPENSATION TABLE


     Set forth below is information regarding compensation paid or accrued for each trustee of the Trust (including its predecessor fund) who was not affiliated with AIM during the year ended December 31, 2003:




                                                                             ESTIMATED        TOTAL
                                              RETIREMENT                      ANNUAL       COMPENSATION
                                              AGGREGATE      RETIREMENT    BENEFITS UPON       FROM
                                             COMPENSATION     BENEFITS      RETIREMENT      AIM FUNDS
                                               FROM THE      ACCRUED BY        FROM          PAID TO
                  TRUSTEE                      TRUST(1)     AIM FUNDS(2)   AIM FUNDS(3)    TRUSTEES(4)
  Bob R. Baker(5)                              $26,677        $ 32,635       $114,131        $154,554
  Frank S. Bayley                               30,864         131,228         90,000         159,000
  James T. Bunch(5)                             26,677          20,436         90,000         138,679
  Bruce L. Crockett                             30,864          46,000         90,000         160,000
  Albert R. Dowden                              30,694          57,716         90,000         159,000
  Edward K. Dunn, Jr.                           30,864          94,860         90,000         160,000
  Jack M. Fields                                30,864          28,036         90,000         159,000
  Carl Frischling(6)                            30,682          40,447         90,000         160,000
  Gerald J. Lewis(5)                            26,677          20,436         90,000         142,054
  Prema Mathai-Davis                            30,864          33,142         90,000         160,000
  Lewis F. Pennock                              30,864          49,610         90,000         160,000
  Ruth H. Quigley                               30,864         126,050         90,000         160,000
  Louis S. Sklar                                30,864          72,786         90,000         160,000
  Larry Soll(5)                                 26,677          48,830        108,090         140,429


---------------


(1) Amounts shown are based on the fiscal year ended August 31, 2004. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2004, including earnings, was $111,141.



(2) During the fiscal year ended August 31, 2004, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $296,664.



(3) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustees' retirement. These estimated benefits assume each trustee serves until his or her normal retirement date and has ten years of service.



(4) All trustees currently serve as trustees of 19 registered investment companies advised by AIM.



(5) Messrs. Baker, Bunch and Lewis and Dr. Soll were elected as trustees of the Trust on October 21, 2003.



(6) During the fiscal year ended August 31, 2004, the Trust paid $127,568 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner in such firm.

                                   APPENDIX D



                             PROXY VOTING POLICIES



PROXY POLICIES AND PROCEDURES


(AS AMENDED SEPTEMBER 16, 2004)



A.  Proxy Policies



    Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.



    I. Boards Of Directors



       A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.



       There are some actions by directors that should result in votes being withheld. These instances include directors who:



       - Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;



       - Attend less than 75 percent of the board and committee meetings without a valid excuse;



       - Implement or renew a dead-hand or modified dead-hand poison pill;



       - Sit on the boards of an excessive number of companies;



       - Enacted egregious corporate governance or other policies or failed to replace management as appropriate;



       - Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or



       - Ignore a shareholder proposal that is approved by a majority of the shares outstanding.



       Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:



       - Long-term financial performance of the target company relative to its industry;



       - Management's track record;



       - Portfolio manager's assessment;



       - Qualifications of director nominees (both slates);



       - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and



       - Background to the proxy contest.

 II.   Independent Auditors



       A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:



       - It is not clear that the auditors will be able to fulfill their function;



       - There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or



       - The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.



 III.  Compensation Programs



       Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.



       - We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.



       - We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.



       - We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.



       - We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.



       - We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.



 IV.   Corporate Matters



       We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.



       - We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.



       - We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.



       - We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.



       - We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

 V.    Shareholder Proposals



       Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.



       - We will generally abstain from shareholder social and environmental proposals.



       - We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.



       - We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.



       - We will generally vote for proposals to lower barriers to shareholder action.



       - We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).



 VI.   Other



       - We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.



       - We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.



       - We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.



       AIM's proxy policies, and the procedures noted below, may be amended from time to time.



B.  Proxy Committee Procedures



    The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.



    The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.



    AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds' Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.



    In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of
    Trustees:



    1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.



    2. AIM will not publicly announce its voting intentions and the reasons therefore.

    3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.



    4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.



C.  Business/Disaster Recovery



    If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.



D.  Restrictions Affecting Voting



    If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.



E.  Conflicts of Interest



    The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.



    In the event that AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds' Board of Trustees in the next quarterly report.



    To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.



F.  Fund of Funds



    When an AIM Fund that invests in another AIM Fund(s) has the right to vote on the proxy of the underlying AIM Fund, AIM will seek guidance from the Board of Trustees of the investing AIM Fund on how to vote such proxy.

                                   APPENDIX E



              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES



     To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.



     A shareholder who owns beneficially 25% or more of the outstanding securities of a portfolio is presumed to "control" that portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.



     All information listed below is as of November 12, 2004.



CASH ASSETS PORTFOLIO*



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
A I M Management
  Inc. .................      NA            100%           NA           NA           NA           NA            NA
  11 Greenway Plaza,
  Suite 100
  Houston, TX 77046
  Attn: David Hessel
----------------------------------------------------------------------------------------------------------------------


---------------


* Cash Assets Portfolio had not commenced operations as of November 12, 2004.



GOVERNMENT & AGENCY PORTFOLIO



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1                   --          17.09%           --           --           --           --            --
  Attn: Brian Smith
  Money Market Portfolio
  Admin.
  11 Greenway Plaza,
  Ste. 100
  Houston, TX 77046
----------------------------------------------------------------------------------------------------------------------
AMEX Trust US Gov't
  Securities............       --           9.54%           --           --           --           --            --
  Attn: Randall Anderson
  990 AXP Financial
  Center
  Minneapolis, MN 55474
----------------------------------------------------------------------------------------------------------------------
AmSouth Capital
  Markets...............       --             --            --         6.47%          --           --            --
  315 Deaderick St., 4th
  Floor
  Nashville, TN 37237
----------------------------------------------------------------------------------------------------------------------
Bank of China, New York
  Branch................       --          13.07%           --           --           --           --            --
  Attn: Sylvia Lee
  410 Madison Ave.
  New York, NY 10017
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --        41.38%          --           --            --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10286
----------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --        13.57%          --           --            --
  Attn: Sheryl Covelli
  440 Mamaroneck
  5th Floor
  Harrison, NY 10528
----------------------------------------------------------------------------------------------------------------------
Bank of Springfield.....       --             --         30.67%          --           --           --            --
  Attn: Brenda Stroh
  3400 West Wabash
  Springfield, IL 62707
----------------------------------------------------------------------------------------------------------------------
Carey and Company.......       --             --            --           --           --        13.10%           --
  c/o Huntington Trust
  Co
  7 Easton Oval
  EA4E70
  Columbus, OH
  43219-6010
----------------------------------------------------------------------------------------------------------------------
Community Bank..........       --             --          5.24%          --        35.22%          --            --
  Attn: Lisa Sanders
  500 S. Morgan
  Granbury, TX 76048
----------------------------------------------------------------------------------------------------------------------
Community Bank, DeSoto
  County................       --             --            --           --         6.17%          --            --
  Attn: Gladys Ricks
  6910 Airways Blvd.
  P.O. Box 129
  Southhaven, MS 38671
----------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --             --            --           --           --         8.48%           --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
----------------------------------------------------------------------------------------------------------------------
Fund Services Advisors,
  Inc. .................     8.30%          8.33%           --           --           --           --            --
  Attn: Fund Manager
  777 S. Figueroa St.
  Suite 3200
  Los Angeles, CA 90017
----------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --             --         52.35%          --        20.24%          --            --
  Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
----------------------------------------------------------------------------------------------------------------------
Henderson Sub
  Accounts..............    11.70%            --            --           --           --           --            --
  240 Water Street
  Henderson, NV 89015
----------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A. .....       --             --            --           --           --        15.32%           --
  135 South LaSalle St.
  Chicago, IL 60603
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
M&T Securities Shell
  Account...............       --             --            --           --           --        10.19%           --
  Appletree Business
  Park
  2875 Union Rd., Suite
  30-33
  Cheektowaga, NY 14277
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................       --             --            --           --           --       11.61.%           --
  Attn: Bill Cairney
  1 Pierrepont Plaza,
  7th Fl.
  Brooklyn, NY 11201
----------------------------------------------------------------------------------------------------------------------
NatCity Investments,
  Inc. .................     6.00%            --            --         5.24%          --           --            --
  629 Euclid Ave.
  13th Floor, LOC 3131
  Cleveland, OH 44114
----------------------------------------------------------------------------------------------------------------------
Resource Bank & Trust...       --             --            --           --         6.42%          --            --
  Attn: David Lindsey
  P.O. Box 1209
  Slidell, LA 70459
----------------------------------------------------------------------------------------------------------------------
Simmons First National
  Bank..................    27.00%            --            --           --           --           --            --
  Attn: Neal Jenkins
  8315 Cantrell Road
  Suite 200
  Little Rock, AR 72227
----------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --             --            --           --           --        20.09%           --
  c/o Chase Enterprises
  280 Trumbell Street
  Hartford, CT 06103
----------------------------------------------------------------------------------------------------------------------
STAR Financial Bank,
  Anderson..............       --             --         11.66%          --        27.91%          --            --
  6230 Bluffton Rd.
  Ft. Wayne, IN 46809
----------------------------------------------------------------------------------------------------------------------
Texas Treasury
  Safekeeping Trust
  Co. ..................       --           8.06%           --           --           --           --            --
  Attn: Lalo
  Torres/Kelly Tomkinson
  208 E. 10th Street,
  Rm. 402
  Austin, TX 78701
----------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets,
  LLC -- Sub-Accounts...     9.18%            --            --                        --           --            --
  8739 Research Dr.
  Attn: Money Funds
  Charlotte, NC 28288
----------------------------------------------------------------------------------------------------------------------



GOVERNMENT TAXADVANTAGE PORTFOLIO



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Bank of America N.A. ...       --          12.98%           --           --           --           --            --
  M.C. TX1-945-08-18
  411 North Ackard
  Street
  Dallas, TX 75201-3307
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --        44.57%          --           --            --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10268
----------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma........       --             --         96.65%          --           --           --            --
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
----------------------------------------------------------------------------------------------------------------------
Bear Stearns Securities
  Corp. ................    56.46%            --            --           --           --           --            --
  Attn: Denise DiLorenzo
  1 Metrotech Center
  Brooklyn, NY 11021
----------------------------------------------------------------------------------------------------------------------
Fox and Co. ............    31.53%            --            --           --           --           --            --
  P.O. Box 976
  New York, NY 10268
----------------------------------------------------------------------------------------------------------------------
Frost National
  Bank -- TX............       --          25.20%           --        18.94%          --           --            --
  c/o Frost
  Muir & Co.
  P.O. Box 2479
  San Antonio, TX
  78298-2479
----------------------------------------------------------------------------------------------------------------------
Huntington Capital
  Corp. ................       --             --            --        19.85%          --           --            --
  41 S. High St. Ninth
  Floor
  Columbus, OH 43287
----------------------------------------------------------------------------------------------------------------------
Kanaly Trust Company....       --           6.64%           --           --           --           --            --
  4550 Post Oak Place
  Dr.,
  Ste. 139
  Attn: Operations
  Houston, TX 77027
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................       --             --            --           --           --        29.72%           --
  Attn: Bill Cairney
  1 Pierrepont Plaza,
  7th Floor
  Brooklyn, NY 11201
----------------------------------------------------------------------------------------------------------------------
NSCC Activity Account...    12.01%            --            --         8.09%          --           --            --
  11 Greenway Plaza
  17th Floor
  Houston, TX 77043
----------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --             --            --           --           --        68.26%           --
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
----------------------------------------------------------------------------------------------------------------------
Tice & Co. .............       --          17.92%           --           --           --           --            --
  Attn: Debbie Potempa
  PO Box 1377
  Buffalo, NY 14240
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC..........       --             --            --         5.95%          --           --            --
  Attn: Money Funds
  Capital Markets
  8739 Research Drive
  Charlotte, NC
  28262-0675
----------------------------------------------------------------------------------------------------------------------
William Blair & Company
  LLC...................       --           7.82%           --           --           --           --            --
  Attn: Meg Kelly
  222 W. Adams St.
  Chicago, IL 60606
----------------------------------------------------------------------------------------------------------------------
US Bank.................       --          19.03%           --           --           --           --            --
  Attn: ACM Dept
  PO Box 1787
  Milwaukee, WI 53201
----------------------------------------------------------------------------------------------------------------------



LIQUID ASSETS PORTFOLIO



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1............        --         8.79%             --           --           --           --           --
  ATTN: Brian Smith
  Money Market Portfolio
  Administration
  11 Greenway Plaza
  Suite 100 Houston, TX
  77046
----------------------------------------------------------------------------------------------------------------------
AIM Funds -- Sec Lending
  (MSDW)................        --         8.85%             --           --           --           --           --
  Attn: Michelle
  Gonzalez
  11 Greenway, Ste 100
  Houston, TX 77046
----------------------------------------------------------------------------------------------------------------------
Bank of New York........    24.78%            --             --       42.84%           --           --           --
  ATTN: Frank Notaro
  Stif/Master Note
  One Wall Street
  2nd Floor
  New York, NY 10286
----------------------------------------------------------------------------------------------------------------------
Bank of New York........        --            --             --       25.22%           --           --           --
  Attn: Sheryl Covelli
  440 Mamaroneck
  5th Floor
  Harrison, NY 10528
----------------------------------------------------------------------------------------------------------------------
Bank of Springfield
  AAA...................        --            --          5.22%           --           --           --           --
  Sweep Investment
  ATTN: Brenda Stroh
  3400 West Wabash
  Springfield, IL 62707
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
CENCO...................        --            --             --           --           --       15.50%           --
  ATTN: AMG 7th Floor
  P.O. Box 10566
  Birmingham, AL 35296
----------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........        --            --          5.47%           --       10.91%           --           --
  Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
----------------------------------------------------------------------------------------------------------------------
Harris Methodist (Texas
  Health Resources).....        --            --             --           --           --       22.86%           --
  ATTN: Sandy Reeves
  611 Ryan Plaza Dr
  6th Floor, Suite 630
  Arlington, TX 76011
----------------------------------------------------------------------------------------------------------------------
Mellon Bank, NA.........     5.74%            --             --           --           --           --           --
  ATTN: Pam Palmer
  P.O. Box 710
  Pittsburgh, PA
  15230-0710
----------------------------------------------------------------------------------------------------------------------
Mellon Global Cash
  Management Accounts...    13.79%            --             --           --           --           --           --
  Three Mellon Bank
  Center
  Room 2501
  Pittsburgh, PA
  15259-0001
----------------------------------------------------------------------------------------------------------------------
Microsoft Capital Group
  LP....................        --         6.97%             --           --           --           --           --
  6100 Neil Road
  Reno, NV 89511-1132
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................     7.57%        11.13%             --           --           --       20.93%           --
  ATTN: Bill Cairney
  1 Pierrepont Plaza
  7th Floor
  Brooklyn, NY 11201
----------------------------------------------------------------------------------------------------------------------
NSCC Activity Account...     7.42%            --         69.72%        9.11%           --        8.49%           --
  11 Greenway Plaza
  17th Floor
  Houston, TX 77043
----------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney
  49....................        --            --             --           --           --       13.60%           --
  Attn: Chad Evans
  660 Newport Center
  Drive
  Suite 1100
  Newport Beach, CA
  92660
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
SSB Sec Lending for
  various AIM Funds.....        --         9.71%             --           --           --           --           --
  Attn: Franco Agapito
  2 International Place
  31st Floor
  Boston, MA 02110-4104
----------------------------------------------------------------------------------------------------------------------
Texas Capital Bank,
  N.A. .................        --            --         15.97%           --           --           --           --
  ATTN: Kitty Ramzy
  2100 McKinney Avenue
  Suite 900
  Dallas, TX 75201
----------------------------------------------------------------------------------------------------------------------
US Clearing/Fleet
  Securities............        --            --             --           --       86.96%           --           --
  ATTN: Jeffrey D'Auria
  26 Broadway
  New York, NY 10004
----------------------------------------------------------------------------------------------------------------------
William Blair & Company
  LLC...................     5.48%            --             --           --           --           --           --
  Attn: Meg Kelly
  222 West Adams St
  Chicago, IL 60606
----------------------------------------------------------------------------------------------------------------------
Wilmington Trust
  Company...............     7.80%            --             --           --           --           --           --
  1100 North Market
  Street
  Wilmington, DE
  19890-1100
----------------------------------------------------------------------------------------------------------------------



STIC PRIME PORTFOLIO



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1............       --          24.18%           --           --           --           --            --
  ATTN: Brian Smith
  Money Market Portfolio
  Administration
  11 Greenway Plaza
  Suite 100
  Houston, TX 77046
----------------------------------------------------------------------------------------------------------------------
AIM Funds -- Sec Lending
  (MSDW)................       --          24.36%           --           --           --           --            --
  ATTN: Michelle
  Gonzalez
  11 Greenway Plaza
  Suite 100
  Houston, TX 77046
----------------------------------------------------------------------------------------------------------------------
Bank of New York........    68.50%            --            --        48.02%          --           --            --
  ATTN: Frank Notaro
  Stif/Master Note
  One Wall Street
  2nd Floor
  New York, NY 10286
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --           --        89.77%          --            --
  ATTN: Sheryl Covelli
  440 Mamoroneck,
  5th Fl
  Harrison, NY 10528
----------------------------------------------------------------------------------------------------------------------
BBH as Agent for various
  AIM Retail Funds......       --           6.06%           --           --           --           --            --
  Attn: Kristen Hays
  40 Water St.
  Boston, MA 02109
----------------------------------------------------------------------------------------------------------------------
Citicorp, N.A. .........       --           5.45%           --           --           --           --            --
  Attn: Olivia McIntyrel
  333 West 34th St
  3rd Floor
  New York, NY 10001
----------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --             --         69.55%        6.62%          --           --            --
  ATTN: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
----------------------------------------------------------------------------------------------------------------------
Frost National Bank
  Tx....................     6.52%            --            --        11.92%          --           --            --
  Muir & Co, C/O Frost
  P.O. Box 2479
  San Antonio, TX
  78298-2479
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Global
  Cash Services.........     9.23%            --            --           --           --           --            --
  Attn: Rene Godin
  4900 Sears Tower
  Chicago, IL 60606
----------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --             --         19.60%          --           --           --            --
  Buck Boyer
  8333 Douglas Ave
  Suite 820
  Dallas, TX 75225
----------------------------------------------------------------------------------------------------------------------
Haws & Company..........       --             --            --           --           --        13.94%           --
  Attn: Operations
  P.O. Box 5847
  Denver, CO 80217
----------------------------------------------------------------------------------------------------------------------
Huntington Capital
  Corp. ................       --             --            --        12.30%          --           --            --
  41 S. High Street
  Ninth Floor
  Columbus, OH 43287
----------------------------------------------------------------------------------------------------------------------
NSCC Activity Account...       --             --            --         5.24%          --           --            --
  11 Greenway Plaza
  17th Floor
  Houston, TX 77043
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets,
  LLC -- Sub-Accounts...       --             --            --           --           --         8.51%           --
  ATTN: Money Funds
  8739 Research Drive
  Charlotte, NC 28288
----------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC --.......       --             --            --           --           --        59.34%           --
  ATTN: Money Funds
  Capital Markets
  8739 Research Drive
  Charlotte, NC
  28262-0675
----------------------------------------------------------------------------------------------------------------------



TREASURY PORTFOLIO



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Bank of New York........    28.95%            --            --        37.89%          --           --            --
  Attn: Frank Notaro
  Stif/Master Note
  One Wall Street, 2nd
  Floor
  New York, NY 10286
----------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --           --        95.90%          --            --
  Attn: Sheryl Covelli
  440 Mamaroneck, 5th
  Floor
  Harrison, NY 10528
----------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma........    25.38%            --            --           --           --           --            --
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
----------------------------------------------------------------------------------------------------------------------
Bank United Securities
  Corp. ................       --             --          7.16%          --           --           --            --
  Attn: Richard Roddy
  3200 Southwest Frwy
  TMS OPS DROP 1742
  Houston, TX 77027
----------------------------------------------------------------------------------------------------------------------
CENCO...................       --             --          5.46%          --           --         9.92%           --
  Attn: AMG 7th Floor
  P.O. Box 10566
  Birmingham, AL 35296
----------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --             --         69.10%       15.00%          --           --            --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
----------------------------------------------------------------------------------------------------------------------
Frost National
  Bank -- TX............       --          19.80%           --           --           --           --            --
  c/o Frost
  Muir & Co.
  P.O. Box 2479
  San Antonio, TX
  78298-2479
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Global
  Cash Services.........     5.00%            --            --           --           --           --            --
  Attn: Rene Godin
  4900 Sears Tower
  Chicago, IL 60606
----------------------------------------------------------------------------------------------------------------------
Guaranty Bank...........       --             --         11.63%          --           --           --            --
  Buck Boyer
  8333 Douglas Ave.
  Suite 820
  Dallas, TX 75225
----------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A. .....       --             --            --           --           --        37.29%           --
  135 South LaSalle St.
  Chicago, IL 60690-1443
----------------------------------------------------------------------------------------------------------------------
NSCC Activity Account...       --             --            --           --           --        14.27%           --
  11 Greenway Plaza
  17th Floor
  Houston, TX 77043
----------------------------------------------------------------------------------------------------------------------
Southwest Guaranty Trust
  Co. Fiduciary
  Account...............       --          14.88%           --           --           --           --            --
  Attn: Kathy Lorie
  2121 Sage Road, Suite
  150
  Houston, TX 77056
----------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --             --            --           --           --         6.98%           --
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
----------------------------------------------------------------------------------------------------------------------
Southwest Bank of Texas,
  NA....................       --           8.53%           --           --           --           --            --
  Services
  4400 Post Oak Parkway
  5th Floor
  Houston, TX 77027
----------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........     6.65%            --            --           --           --           --            --
  Attn: Karen Howard
  Centre
  Square-Concourse
  Philadelphia, PA 19102
----------------------------------------------------------------------------------------------------------------------
Texas Commerce Bank
  National Association,
  as Custo..............       --           5.92%           --           --           --           --            --
  Attn: Bill Pennington
  1585 Broadway
  New York, NY 10036
----------------------------------------------------------------------------------------------------------------------
U.S. Trust..............       --           9.20%           --           --           --           --            --
  Attn: Jillian Eng
  499 Washington Blvd.
  Jersey City, NJ 07310
----------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets,
  LLC -- Sub-Accounts...       --             --            --           --           --        24.14%           --
  Attn: Money Funds
  8739 Research Dr.
  Charlotte, NC 28288
----------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS      SWEEP CLASS
----------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
----------------------------------------------------------------------------------------------------------------------
Zions First National
  Bank (CO).............       --             --            --        26.14%          --           --            --
  Attn: Trust
  Dept. -- Liz King
  P.O. Box 30880
  Salt Lake City, UT
  84130
----------------------------------------------------------------------------------------------------------------------



MANAGEMENT OWNERSHIP



     As of November 12, 2004 the trustees and officers as a group owned less than 1% of the outstanding shares of each class of any portfolio.

                                   APPENDIX F

                                MANAGEMENT FEES

     For the last three fiscal years ended August 31, the management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio were as follows:

                               MANAGEMENT FEE PAYABLE                  MANAGEMENT FEE WAIVERS
                       --------------------------------------   ------------------------------------
   PORTFOLIO NAME         2004          2003          2002         2004         2003         2002
   --------------      -----------   -----------   ----------   ----------   ----------   ----------
Treasury Portfolio...  $10,684,630   $12,045,324   $9,806,163   $5,089,401   $6,394,700   $4,201,675

                             NET MANAGEMENT FEE PAID
                       ------------------------------------
   PORTFOLIO NAME         2004         2003         2002
   --------------      ----------   ----------   ----------
Treasury Portfolio...  $5,595,229   $5,650,624   $5,604,488

                                   APPENDIX G

                          ADMINISTRATIVE SERVICES FEES

     The Portfolio paid AIM the following amounts for administrative services for the last three fiscal years ended August 31:


                     PORTFOLIO NAME                         2004       2003       2002
                     --------------                       --------   --------   --------
Treasury Portfolio......................................  $713,693   $710,824   $570,799

                                   APPENDIX H

                             BROKERAGE COMMISSIONS

     During the last three fiscal years ended August 31, the Portfolio did not pay brokerage commissions.

                                   APPENDIX I

            DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS

DIRECTED BROKERAGE


     During the last fiscal year ended August 31, 2004, the Portfolio did not pay directed brokerage commissions.


PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS


     During the last fiscal year ended August 31, 2004, the Portfolio did not purchase securities of its regular brokers or dealers.

                                   APPENDIX J

     AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION PLAN


     A list of amounts paid by each class of shares of the Portfolio to Fund Management Company pursuant to the Plan for the year ended August 31, 2004 follows:



CLASS                                                         AMOUNT
-----                                                       ----------
Cash Management Class....................................   $1,244,180
Personal Investment Class................................   $1,586,440
Private Investment Class.................................   $3,215,582
Reserve Class............................................   $  910,370
Resource Class...........................................   $  847,484
Sweep Class*.............................................          N/A


---------------

* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                                   APPENDIX K

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN


     An estimate by category of the allocation of actual fees paid by each class of the Portfolio during the year ended August 31, 2004, follows:



                                                              UNDERWRITERS     DEALERS
                                                              COMPENSATION   COMPENSATION
                                                              ------------   ------------
Cash Management Class.......................................    $      0      $1,244,180
Personal Investment Class...................................     319,995       1,266,445
Private Investment Class....................................     146,336       3,069,246
Reserve Class...............................................      78,215         832,155
Resource Class..............................................           0         847,484
Sweep Class*................................................         N/A             N/A


---------------

* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                                   APPENDIX L

                                PERFORMANCE DATA


     The current yields for the Portfolio, with respect to each class, for the 30-day period ended August 31, 2004, are as follows:



                                                      30-DAY PERIOD ENDED
CURRENT YIELD                                           AUGUST 31, 2004
-------------                                         -------------------
Cash Management Class...............................         1.26%
Institutional Class.................................         1.18%
Personal Investment Class...........................         0.71%
Private Investment Class............................         0.96%
Reserve Class.......................................         0.39%
Resource Class......................................         1.10%
Sweep Class*........................................           N/A



     The annualized and effective yields for the Portfolio, with respect to each class, for the seven-day period ended August 31, 2004, are as follows:



                                                    SEVEN-DAY PERIOD ENDED
ANNUALIZED YIELD                                       AUGUST 31, 2004
----------------                                    ----------------------
Cash Management Class.............................          1.23%
Institutional Class...............................          1.31%
Personal Investment Class.........................          0.76%
Private Investment Class..........................          1.01%
Reserve Class.....................................          1.15%
Resource Class....................................          0.44%
Sweep Class*......................................            N/A



                                                    SEVEN-DAY PERIOD ENDED
EFFECTIVE YIELD                                        AUGUST 31, 2004
---------------                                     ----------------------
Cash Management Class.............................          1.24%
Institutional Class...............................          1.32%
Personal Investment Class.........................          0.76%
Private Investment Class..........................          1.01%
Reserve Class.....................................          0.44%
Resource Class....................................          1.16%
Sweep Class*......................................            N/A


---------------

* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                  REGULATORY INQUIRIES AND PENDING LITIGATION



                                  APPENDIX M-1



                   PENDING LITIGATION ALLEGING MARKET TIMING



     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and make allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG, concerning market timing activity in the AIM Funds. These lawsuits either have been served or have had service of process waived as of October 8, 2004.



     RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.



     MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.



     RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.



     L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of
     Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



     RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC.,

     AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



     JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



     EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY

     FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



     JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.



     STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY
     P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of:
     Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



     JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-

     FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



     MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.



     PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.



     LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



     ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD &

     PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



     JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



     EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.

     SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



     CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.



     HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



     CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



     Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar lawsuit continue to seek remand of their lawsuit to state court. Set forth below is detailed information about these three amended complaints.



     RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN), V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND
     R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP.,

     CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a)(2), and 15 of the Securities Act; Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.



     CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD
     J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
     R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under
     Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.



     MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.

                                  APPENDIX M-2



 PENDING LITIGATION ALLEGING EXCESSIVE INADEQUATELY EMPLOYED FAIR VALUE PRICING



     The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of October 8, 2004.



     T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.



     JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
     V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.



                                  APPENDIX M-3



    PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES



     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of October 8, 2004. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits (Ronald Kondracki v. AIM Advisors, Inc. and AIM Distributor, Inc.) has challenged this order.



     RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



     DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



     FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES
     J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

                                  APPENDIX M-4



       PENDING LITIGATION ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES


                        ON CLOSED FUNDS OR SHARE CLASSES



     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, ADI and/or certain of the trustees of the AIM Funds and allege that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits either have been served or have had service of process waived as of October 8, 2004.



     LAWRENCE ZUCKER, ON BEHALF OF AIM SMALL CAP GROWTH FUND AND AIM LIMITED MATURITY TREASURY FUND, V. A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5653), filed on December 10, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act") and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.



     STANLEY LIEBER, ON BEHALF OF INVESCO BALANCED FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO EUROPEAN FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO GROWTH & INCOME FUND, INVESCO GROWTH FUND, INVESCO HEALTH SCIENCE FUND, INVESCO HIGH YIELD FUND, INVECO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO LEISURE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO S&P 500 INDEX FUND, INVESCO SELECT INCOME FUND, INVESCO TAX FREE BOND FUND, INVESCO TECHNOLOGY FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO TOTAL RETURN FUND, INVESCO US GOVERNMENT SECURITIES FUND, INVESCO UTILITIES FUND, INVESCO VALUE EQUITY FUND, V. INVESCO FUNDS GROUP, INC. AND A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5744), filed on December 17, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.



     HERMAN C. RAGAN, DERIVATIVELY, AND ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AND A I M DISTRIBUTORS, INC., in the United States District Court for the Southern District of Georgia, Dublin Division (Civil Action No. CV304-031), filed on May 6, 2004. This claim alleges violations of: Section 10(b) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 10b-5 thereunder; Sections 17(a)(2) and 17(a)(3) of the Securities Act of 1933; and Section 36(b) of the Investment Company Act. This claim also alleges controlling person liability, within the meaning of Section 20 of the Exchange Act against ADI. The plaintiff in this case is seeking: damages and costs and expenses, including counsel fees.



                                  APPENDIX M-5



        PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES


                      AND DIRECTED-BROKERAGE ARRANGEMENTS



     The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of October 8, 2004.



     JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM

     CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



     RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK
     H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD
     K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action

     No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



     KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES
     V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH
     H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



     JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY W. MEYER AND GEORGE ROBERT PERRY V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP

     GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



     ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A.. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                              FINANCIAL STATEMENTS

                                        FS

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Short-Term Investments Trust

     We have audited the accompanying statements of assets and liabilities of Treasury Portfolio, a series portfolio of Short-Term Investments Trust, including the schedule of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Portfolio as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 24, 2004

                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 2004

                                                            PAR
                                               MATURITY    (000)         VALUE
                                               --------   --------   --------------

U.S. TREASURY SECURITIES-32.89%

U.S. TREASURY BILLS-19.66%(a)

1.04%........................................  10/14/04   $100,000   $   99,876,077
1.15%........................................  10/21/04    200,000      199,679,861
1.28%........................................  11/12/04    200,000      199,461,000
1.35%........................................  11/18/04    150,000      149,539,475
1.40%........................................  12/02/04    100,000       99,641,711
1.66%........................................  01/20/05    100,000       99,349,833
1.67%........................................  02/10/05    100,000       99,250,750
1.73%........................................  02/17/05    100,000       99,186,453
                                                                     --------------
                                                                      1,045,985,160
                                                                     --------------
U.S. TREASURY NOTES-13.23%

1.88%........................................  09/30/04    200,000      200,112,794
5.88%........................................  11/15/04    250,000      252,416,612
7.88%........................................  11/15/04    100,000      101,380,954
2.00%........................................  11/30/04     50,000       50,069,247
1.75%........................................  12/31/04    100,000      100,158,158
                                                                     --------------
                                                                        704,137,765
                                                                     --------------
    Total U.S. Treasury Securities (Cost
       $1,750,122,925).......................                         1,750,122,925
                                                                     --------------
    Total Investments (excluding Repurchase
       Agreements) (Cost $1,750,122,925).....                         1,750,122,925
                                                                     --------------

REPURCHASE AGREEMENTS-67.05%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.55%(b)...................................  09/01/04    250,000      250,000,000
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.55%(c)...................................  09/01/04    250,000      250,000,000
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.55%(d)...................................  09/01/04     68,713       68,713,354
  1.55%(e)...................................  09/01/04    100,000      100,000,000
Bear, Stearns & Co., Inc.
  1.55%(f)...................................        --    150,000      150,000,000
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.55%(g)...................................  09/01/04    250,000      250,000,000
CIBC World Markets Corp.-New York Branch
  (Canada)
  1.55%(h)...................................  09/01/04    200,000      200,000,000
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.55%(i)...................................  09/01/04    250,000      250,000,000
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.55%(j)...................................        --    500,000      500,000,000
  1.55%(k)...................................  09/01/04    250,000      250,000,000
JP Morgan Securities Inc.
  1.55%(l)...................................  09/01/04    200,000      200,000,000
Merrill Lynch Government Securities, Inc.
  1.55%(m)...................................  09/01/04    250,000      250,000,000
Morgan Stanley & Co. Inc.
  1.55%(n)...................................  09/01/04    250,000      250,000,000

                                                            PAR
                                               MATURITY    (000)         VALUE
                                               --------   --------   --------------
REPURCHASE AGREEMENTS-(CONTINUED)

UBS Warburg LLC-New York Branch (Switzerland)
  1.56%(o)...................................  09/01/04   $250,000   $  250,000,000
  1.22%(p)...................................  04/26/05    100,000      100,000,000
WestLB A.G.-New York Branch (Germany)
  1.55%(q)...................................  09/01/04    250,000      250,000,000
                                                                     --------------
    Total Repurchase Agreements (Cost
       $3,568,713,354).......................                         3,568,713,354
                                                                     --------------
TOTAL INVESTMENTS-99.94% (Cost
  $5,318,836,279)(r).........................                         5,318,836,279
                                                                     --------------
OTHER ASSETS LESS LIABILITIES-0.06%..........                             3,351,232
                                                                     --------------
NET ASSETS-100.00%...........................                        $5,322,187,511
                                                                     ==============

---------------

Notes to Schedule of Investments:

(a) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $289,098,000 U.S. Treasury obligations, 1.50% to 12.50% due 11/15/04 to 08/15/17 with an aggregate market value at 08/31/04 of $306,001,099. The amount to be received upon repurchase by the Fund is $250,010,764.
(c) Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $300,012,917. Collateralized by $298,515,000 U.S. Treasury obligations, 2.38% to 7.25% due 07/31/06 to 08/15/28 with an aggregate market value at 08/31/04 of $306,000,750. The amount to be received upon repurchase by the Fund is $250,010,764.
(d) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $250,010,764. Collateralized by a $255,162,000 U.S. Treasury obligation, 1.88% due 12/31/05 with a market value at 08/31/04 of $255,000,984. The amount to be received upon repurchase by the Fund is $68,716,312.
(e) Repurchase agreement entered into 08/31/04 with an aggregate maturing value of $100,004,306. Collateralized by a $101,897,000 U.S. Treasury obligation, 1.63% due 01/31/05 with a market value at 08/31/04 of $102,000,821.
(f) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $201,315,000 U.S. Treasury obligations, 0% due 08/15/08 to 11/15/14 with an aggregate market value at 08/31/04 of $154,311,996.
(g) Repurchase agreement entered into 08/31/04 with a maturing value of $250,010,764. Collateralized by $252,983,000 U.S. Treasury obligations, 2.75% due 07/31/06 to 08/15/07 with a market value at 08/31/04 of
    $255,000,146.
(h) Repurchase agreement entered into 08/31/04 with a maturing value of $200,008,611. Collateralized by a $204,588,000 U.S. Treasury obligations, 1.88% due 01/31/06 with a market value at 08/31/04 of $204,000,727.
(i) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $300,819,000 U.S. Treasury obligations, 2.75% to 3.88% due 07/31/06 to 05/15/09 with an aggregate market value at 08/31/04 of $306,004,674. The amount to be received upon repurchase by the Fund is $250,010,764.
(j) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $422,279,000 U.S. Treasury obligations, 0% to 12.75% due 09/02/04 to 04/15/29 with a market value at 08/31/04 of $510,000,055.
(k) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $253,156,000 U.S. Treasury obligations, 3.13% to 11.75% due 05/15/07 to 02/15/23 with an aggregate market value at 08/31/04 of $306,000,823. The amount to be received upon repurchase by the Fund is $250,010,764.
(l) Repurchase agreement entered into 08/31/04 with a maturing value of $200,008,611. Collateralized by $196,584,000 U.S. Treasury obligations, 4.88% to 5.25% due 02/15/12 to 02/15/29 with a market value at 08/31/04 of
    $204,001,287.
(m) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $735,941,125 U.S. Treasury obligations, 0% to 8.75% due 02/15/16 to 11/15/26 with an aggregate market value at 08/31/04 of $306,000,297. The amount to be received upon repurchase by the Fund is $250,010,764.
(n) Repurchase agreement entered into 08/31/04 with a maturing value of $250,010,764. Collateralized by $239,014,000 U.S. Treasury obligations, 5.25% to 6.13% due 02/15/29 to 08/15/29 with a market value at 08/31/04 of
    $255,000,120.

(o) Repurchase agreement entered into 08/31/04 with a maturing value of $250,010,833. Collateralized by a $308,545,000 U.S. Treasury obligations, 11.75% due 11/15/14 with a market value at 08/31/04 of $255,003,196.
(p) Term repurchase agreement entered into 03/25/04; however either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by a $100,430,000 U.S. Treasury obligations, 3.63% due 07/15/09 with a market value at 08/31/04 of $102,001,702.
(q) Joint repurchase agreement entered into 08/31/04 with an aggregate maturing value of $300,012,917. Collateralized by $239,856,000 U.S. Treasury obligations, 7.25 % to 7.50% due 05/15/16 to 11/15/16 with an aggregate market value at 08/31/04 of $306,001,095. The amount to be received upon repurchase by the Fund is $250,010,764.
(r) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 2004

ASSETS:

Investments, excluding repurchase agreements, at value (cost
  $1,750,122,925)...........................................  $ 1,750,122,925
Repurchase agreements (cost $3,568,713,354).................    3,568,713,354
                                                              ---------------
     Total investments (cost $5,318,836,279)................    5,318,836,279
                                                              ---------------
Receivables for:
  Interest..................................................        9,502,724
  Amount due from advisor...................................          109,984
Investment for trustee deferred compensation and retirement
  plans.....................................................          313,122
Other assets................................................          317,553
                                                              ---------------
     Total assets...........................................    5,329,079,662
                                                              ===============

LIABILITIES:

Payables for:
  Amount due custodian......................................           14,514
  Dividends.................................................        5,426,996
  Trustee deferred compensation and retirement plans........          592,221
Accrued distribution fees...................................          550,166
Accrued trustees' fees......................................            8,786
Accrued transfer agent fees.................................          186,297
Accrued operating expenses..................................          113,171
                                                              ---------------
     Total liabilities......................................        6,892,151
                                                              ---------------
Net assets applicable to shares outstanding.................  $ 5,322,187,511
                                                              ---------------

NET ASSETS CONSIST OF:

  Shares of beneficial interest.............................  $ 5,321,642,618
  Undistributed net investment income.......................          544,893
                                                              ---------------
                                                              $ 5,322,187,511
                                                              ===============

NET ASSETS:

Institutional Class.........................................  $ 2,564,539,738
                                                              ===============
Private Investment Class....................................  $   808,852,218
                                                              ===============
Personal Investment Class...................................  $   304,225,090
                                                              ===============
Cash Management Class.......................................  $ 1,226,797,404
                                                              ===============
Reserve Class...............................................  $    79,975,226
                                                              ===============
Resource Class..............................................  $   337,797,835
                                                              ===============

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES AUTHORIZED:

Institutional Class.........................................    2,564,207,625
                                                              ===============
Private Investment Class....................................      808,848,932
                                                              ===============
Personal Investment Class...................................      304,184,112
                                                              ===============
Cash Management Class.......................................    1,226,654,308
                                                              ===============
Reserve Class...............................................       79,954,798
                                                              ===============
Resource Class..............................................      337,782,399
                                                              ===============
Net asset value, offering and redemption price per share for
  each class................................................  $          1.00
                                                              ===============

See accompanying notes which are an integral part of the financial statements.

                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2004

INVESTMENT INCOME:

Interest....................................................  $76,356,332
                                                              -----------

EXPENSES:

Advisory fees...............................................   10,684,630
Administrative services fees................................      713,693
Custodian fees..............................................      328,158
Distribution fees:
  Private Investment Class..................................    5,359,303
  Personal Investment Class.................................    2,163,328
  Cash Management Class.....................................    1,555,225
  Reserve Class.............................................    1,058,777
  Resource Class............................................    1,059,356
Transfer agent fees.........................................    1,215,202
Trustees' fees and retirement benefits......................      125,207
Other.......................................................      572,397
                                                              -----------
     Total expenses.........................................   24,835,276
Less: Fees waived and expenses reimbursed...................   (8,482,353)
                                                              -----------
     Net expenses...........................................   16,352,923
                                                              -----------
Net investment income.......................................   60,003,409
Net realized gain from investment securities................      320,827
                                                              -----------
Net increase in net assets resulting from operations........  $60,324,236
                                                              ===========

See accompanying notes which are an integral part of the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                  FOR THE YEARS ENDED AUGUST 31, 2004 AND 2003

                                                                   2004               2003
                                                              ---------------    --------------
OPERATIONS:

  Net investment income.....................................  $    60,003,409    $   94,257,076
  Net realized gain (loss) from investment securities.......          320,827           (43,670)
                                                              ---------------    --------------
     Net increase in net assets resulting from operations...       60,324,236        94,213,406
                                                              ---------------    --------------
Distributions to shareholders from net investment income:
  Institutional Class.......................................      (34,036,819)      (53,855,705)
  Private Investment Class..................................       (7,021,428)       (8,247,767)
  Personal Investment Class.................................       (1,183,230)       (2,170,180)
  Cash Management Class.....................................      (13,516,610)      (24,974,807)
  Reserve Class.............................................          (89,055)         (585,958)
  Resource Class............................................       (4,156,267)       (4,422,659)
                                                              ---------------    --------------
     Total distributions from net investment income.........      (60,003,409)      (94,257,076)
                                                              ---------------    --------------
Distributions to shareholders from net realized gains:
  Institutional Class.......................................         (563,407)               --
  Private Investment Class..................................         (137,175)               --
  Personal Investment Class.................................          (40,165)               --
  Cash Management Class.....................................         (202,484)               --
  Reserve Class.............................................          (12,694)               --
  Resource Class............................................          (94,047)               --
                                                              ---------------    --------------
     Total distributions from net realized gains............       (1,049,972)               --
                                                              ---------------    --------------
     Decrease in net assets resulting from distributions....      (61,053,381)      (94,257,076)
                                                              ---------------    --------------
Share transactions-net:
  Institutional Class.......................................   (1,802,441,527)      122,366,033
  Private Investment Class..................................     (291,912,775)      428,410,320
  Personal Investment Class.................................      (20,385,788)      (31,965,903)
  Cash Management Class.....................................   (1,033,020,812)       36,570,357
  Reserve Class.............................................      (39,676,754)      (43,158,808)
  Resource Class............................................     (286,188,291)      174,544,616
                                                              ---------------    --------------
     Net increase (decrease) in net assets resulting from
       share transactions...................................   (3,473,625,947)      686,766,615
                                                              ---------------    --------------
     Net increase (decrease) in net assets..................   (3,474,355,092)      686,722,945
                                                              ---------------    --------------

NET ASSETS:

  Beginning of year.........................................    8,796,542,603     8,109,819,658
                                                              ---------------    --------------
  End of year (including undistributed net investment income of $544,893 and $(10,417) for 2004 and 2003,
     respectively)..........................................  $ 5,322,187,511    $8,796,542,603
                                                              ===============    ==============

See accompanying notes which are an integral part of the financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                                AUGUST 31, 2004

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

     The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

     Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

     A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

     C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

     D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

     E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

     F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchanges Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2 -- ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

     The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above:
(i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended August 31, 2004, AIM waived fees of $5,089,401.

     For the period ended August 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $1,021 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses, along with the related expense reimbursement, are included in the Statement of Operations.

     The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2004, AIM was paid $713,693 for such services.

     The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2004, AISI retained $1,083,629 for such services.

     Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended August 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $3,215,582, $1,586,441, $1,244,180, $910,370 and $847,485, respectively, after FMC waived
Plan fees of $2,143,721, $576,887, $311,045, $148,407 and $211,871,
respectively.

     Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3 -- TRUSTEES' FEES

     Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

     Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

     Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

     During the year ended August 31, 2004, the Fund paid legal fees of $23,294 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4 -- BORROWINGS

     Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2004.

     Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5 -- DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

     Distributions to Shareholders:

     The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                                 2004           2003
                                                              -----------    -----------
Distributions paid from ordinary income.....................  $61,053,381    $94,257,076
                                                              ===========    ===========

     Tax Components of Net Assets:

     As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
                                                              --------------
Undistributed ordinary income...............................  $    1,030,358
Temporary book/tax differences..............................        (485,465)
Shares of beneficial interest...............................   5,321,642,618
                                                              --------------
     Total net assets.......................................  $5,322,187,511
                                                              ==============

     The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

     Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

     The Fund utilized $65,655 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has no capital loss carryforward as of August 31, 2004.

NOTE 6 -- RECLASSIFICATION OF PERMANENT DIFFERENCES

     Primarily as a result of differing book/tax treatment of distribution classifications on August 31, 2004, undistributed net investment income was increased by $555,310 and undistributed net realized gain (loss) was decreased by $555,310. This reclassification had no effect on the net assets of the Fund.

NOTE 7 -- SHARE INFORMATION

     The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                        CHANGES IN SHARES OUTSTANDING(a)

                                                        YEAR ENDED AUGUST 31,
                              --------------------------------------------------------------------------
                                             2004                                   2003
                              -----------------------------------    -----------------------------------
                                  SHARES              AMOUNT             SHARES              AMOUNT
                              ---------------    ----------------    ---------------    ----------------
Sold:
  Institutional Class.......   12,789,618,836    $ 12,789,618,836     22,078,148,739    $ 22,078,148,739
  Private Investment
     Class..................    7,915,597,248       7,915,597,248      8,283,376,861       8,283,376,861
  Personal Investment
     Class..................    2,827,514,295       2,827,514,295      2,809,310,264       2,809,310,264
  Cash Management Class.....   15,573,507,431      15,573,507,431     26,327,078,343      26,327,078,343
  Reserve Class.............      920,635,114         920,635,114      3,109,360,020       3,109,360,020
  Resource Class............    2,257,013,791       2,257,013,791      5,071,580,037       5,071,580,037
Issued as reinvestment of
  dividends:
  Institutional Class.......        8,729,508           8,729,508         10,625,207          10,625,207
  Private Investment
     Class..................        1,214,771           1,214,771          1,956,880           1,956,880
  Personal Investment
     Class..................          940,811             940,811          2,229,318           2,229,318
  Cash Management Class.....        5,160,853           5,160,853          9,377,601           9,377,601
  Reserve Class.............           81,991              81,991            612,102             612,102
  Resource Class............        2,029,641           2,029,641          3,097,640           3,097,640
Reacquired:
  Institutional Class.......  (14,600,789,871)    (14,600,789,871)   (21,966,407,913)    (21,966,407,913)
  Private Investment
     Class..................   (8,208,724,794)     (8,208,724,794)    (7,856,923,421)     (7,856,923,421)
  Personal Investment
     Class..................   (2,848,840,894)     (2,848,840,894)    (2,843,505,485)     (2,843,505,485)
  Cash Management Class.....  (16,611,689,096)    (16,611,689,096)   (26,299,885,587)    (26,299,885,587)
  Reserve Class.............     (960,393,859)       (960,393,859)    (3,153,130,930)     (3,153,130,930)
  Resource Class............   (2,545,231,723)     (2,545,231,723)    (4,900,133,061)     (4,900,133,061)
                              ---------------    ----------------    ---------------    ----------------
                               (3,473,625,947)   $ (3,473,625,947)       686,766,615    $    686,766,615
                              ===============    ================    ===============    ================

---------------

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 30.83% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund. AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 8 -- FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                               INSTITUTIONAL CLASS
                                        -----------------------------------------------------------------
                                                              YEAR ENDED AUGUST 31,
                                        -----------------------------------------------------------------
                                           2004            2003         2002         2001         2000
                                        ----------      ----------   ----------   ----------   ----------
Net asset value, beginning of
  period..............................  $     1.00      $     1.00   $     1.00   $     1.00   $     1.00
Income from investment operations:
  Net investment income...............        0.01            0.01         0.02         0.05         0.06
  Net gains (losses) on securities
     (both realized and unrealized)...        0.00           (0.00)        0.00         0.00         0.00
                                        ----------      ----------   ----------   ----------   ----------
     Total from investment
       operations.....................        0.01            0.01         0.02         0.05         0.06
                                        ----------      ----------   ----------   ----------   ----------
Less distributions:
  Dividends from net investment
     income...........................       (0.01)          (0.01)       (0.02)       (0.05)       (0.06)
  Distributions from net realized
     gains............................       (0.00)             --           --           --           --
                                        ----------      ----------   ----------   ----------   ----------
     Total distributions..............       (0.01)          (0.01)       (0.02)       (0.05)       (0.06)
                                        ----------      ----------   ----------   ----------   ----------
Net asset value, end of period........  $     1.00      $     1.00   $     1.00   $     1.00   $     1.00
                                        ==========      ==========   ==========   ==========   ==========
Total return(a).......................        0.98%           1.28%        2.07%        5.37%        5.83%
                                        ==========      ==========   ==========   ==========   ==========
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)............................  $2,564,540      $4,367,382   $4,245,044   $3,782,581   $3,005,442
                                        ==========      ==========   ==========   ==========   ==========
Ratio of expenses to average net
  assets:
  With fee waivers and/or
     reimbursements...................        0.12%(b)        0.11%        0.10%        0.10%        0.10%
  Without fee waivers and/or
     reimbursements...................        0.19%(b)        0.19%        0.15%        0.10%        0.10%
                                        ==========      ==========   ==========   ==========   ==========
Ratio of net investment income to
  average net assets..................        0.95%(b)        1.27%        2.02%        5.12%        5.66%
                                        ==========      ==========   ==========   ==========   ==========

---------------

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $3,572,001,950.

NOTE 8 -- FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                              CASH MANAGEMENT CLASS
                                         ---------------------------------------------------------------
                                                              YEAR ENDED AUGUST 31,
                                         ---------------------------------------------------------------
                                            2004            2003         2002         2001        2000
                                         ----------      ----------   ----------   ----------   --------
Net asset value, beginning of period...  $     1.00      $     1.00   $     1.00   $     1.00   $   1.00
Income from investment operations:
  Net investment income................        0.01            0.01         0.02         0.05       0.06
  Net gains (losses) on securities
     (both realized and unrealized)....        0.00           (0.00)        0.00         0.00       0.00
                                         ----------      ----------   ----------   ----------   --------
     Total from investment
       operations......................        0.01            0.01         0.02         0.05       0.06
                                         ----------      ----------   ----------   ----------   --------
Less distributions:
  Dividends from net investment
     income............................       (0.01)          (0.01)       (0.02)       (0.05)     (0.06)
  Distributions from net realized
     gains.............................       (0.00)             --           --           --         --
                                         ----------      ----------   ----------   ----------   --------
     Total distributions...............       (0.01)          (0.01)       (0.02)       (0.05)     (0.06)
                                         ----------      ----------   ----------   ----------   --------
Net asset value, end of period.........  $     1.00      $     1.00   $     1.00   $     1.00   $   1.00
                                         ==========      ==========   ==========   ==========   ========
Total return(a)........................        0.90%           1.20%        1.99%        5.28%      5.75%
                                         ==========      ==========   ==========   ==========   ========
Ratios/supplemental data:
Net assets, end of period (000s
  omitted).............................  $1,226,797      $2,259,951   $2,223,385   $1,155,373   $780,425
                                         ==========      ==========   ==========   ==========   ========
Ratio of expenses to average net
  assets:
  With fee waivers and/or
     reimbursements....................        0.20%(b)        0.19%        0.18%        0.18%      0.18%
  Without fee waivers and/or
     reimbursements....................        0.29%(b)        0.29%        0.25%        0.20%      0.20%
                                         ==========      ==========   ==========   ==========   ========
Ratio of net investment income to
  average net assets...................        0.87%(b)        1.19%        1.94%        5.04%      5.58%
                                         ==========      ==========   ==========   ==========   ========

---------------

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $1,555,225,138.

NOTE 8 -- FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                             PERSONAL INVESTMENT CLASS
                                              -------------------------------------------------------
                                                               YEAR ENDED AUGUST 31,
                                              -------------------------------------------------------
                                                2004          2003       2002       2001       2000
                                              --------      --------   --------   --------   --------
Net asset value, beginning of period........  $   1.00      $   1.00   $   1.00   $   1.00   $   1.00
Income from investment operations:
  Net investment income.....................     0.004          0.01       0.02       0.05       0.05
  Net gains (losses) on securities (both
     realized and unrealized)...............     0.000         (0.00)      0.00       0.00       0.00
                                              --------      --------   --------   --------   --------
     Total from investment operations.......     0.004          0.01       0.02       0.05       0.05
                                              --------      --------   --------   --------   --------
Less distributions:
  Dividends from net investment income......    (0.004)        (0.01)     (0.02)     (0.05)     (0.05)
  Distributions from net realized gains.....    (0.000)           --         --         --         --
                                              --------      --------   --------   --------   --------
     Total distributions....................    (0.004)        (0.01)     (0.02)     (0.05)     (0.05)
                                              --------      --------   --------   --------   --------
Net asset value, end of period..............  $   1.00      $   1.00   $   1.00   $   1.00   $   1.00
                                              ========      ========   ========   ========   ========
Total return(a).............................      0.42%         0.73%      1.56%      4.84%      5.31%
                                              ========      ========   ========   ========   ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)....  $304,225      $324,638   $356,606   $307,841   $285,688
                                              ========      ========   ========   ========   ========
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements....      0.67%(b)      0.65%      0.60%      0.60%      0.60%
  Without fee waivers and/or
     reimbursements.........................      0.94%(b)      0.94%      0.90%      0.85%      0.85%
                                              ========      ========   ========   ========   ========
Ratio of net investment income to average
  net assets................................      0.40%(b)      0.73%      1.52%      4.62%      5.16%
                                              ========      ========   ========   ========   ========

---------------

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $288,443,713.

NOTE 8 -- FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                             PRIVATE INVESTMENT CLASS
                                             ---------------------------------------------------------
                                                               YEAR ENDED AUGUST 31,
                                             ---------------------------------------------------------
                                               2004           2003        2002       2001       2000
                                             --------      ----------   --------   --------   --------
Net asset value, beginning of period.......  $   1.00      $     1.00   $   1.00   $   1.00   $   1.00
Income from investment operations:
  Net investment income....................      0.01            0.01       0.02       0.05       0.05
  Net gains (losses) on securities (both
     realized and unrealized)..............      0.00           (0.00)      0.00       0.00       0.00
                                             --------      ----------   --------   --------   --------
     Total from investment operations......      0.01            0.01       0.02       0.05       0.05
                                             --------      ----------   --------   --------   --------
Less distributions:
  Dividends from net investment income.....     (0.01)          (0.01)     (0.02)     (0.05)     (0.05)
  Distributions from net realized gains....     (0.00)             --         --         --         --
                                             --------      ----------   --------   --------   --------
     Total distributions...................     (0.01)          (0.01)     (0.02)     (0.05)     (0.05)
                                             --------      ----------   --------   --------   --------
Net asset value, end of period.............  $   1.00      $     1.00   $   1.00   $   1.00   $   1.00
                                             ========      ==========   ========   ========   ========
Total return(a)............................      0.68%           0.98%      1.77%      5.05%      5.52%
                                             ========      ==========   ========   ========   ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)...  $808,852      $1,100,857   $672,455   $608,022   $616,988
                                             ========      ==========   ========   ========   ========
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements...      0.42%(b)        0.41%      0.40%      0.40%      0.40%
  Without fee waivers and/or
     reimbursements........................      0.69%(b)        0.69%      0.65%      0.60%      0.60%
                                             ========      ==========   ========   ========   ========
Ratio of net investment income to average
  net assets...............................      0.65%(b)        0.97%      1.72%      4.82%      5.36%
                                             ========      ==========   ========   ========   ========

---------------

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $1,071,860,655.

NOTE 8 -- FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                   RESERVE CLASS
                                               ------------------------------------------------------
                                                               YEAR ENDED AUGUST 31,
                                               ------------------------------------------------------
                                                2004          2003       2002       2001       2000
                                               -------      --------   --------   --------   --------
Net asset value, beginning of period.........  $  1.00      $   1.00   $   1.00   $   1.00   $   1.00
Income from investment operations:
  Net investment income......................    0.002         0.004       0.01       0.04       0.05
  Net gains (losses) on securities (both
     realized and unrealized)................    0.000        (0.000)      0.00       0.00       0.00
                                               -------      --------   --------   --------   --------
     Total from investment operations........    0.002         0.004       0.01       0.04       0.05
                                               -------      --------   --------   --------   --------
Less distributions:
  Dividends from net investment income.......   (0.002)       (0.004)     (0.01)     (0.04)     (0.05)
  Distributions from net realized gains......   (0.000)           --         --         --         --
                                               -------      --------   --------   --------   --------
     Total distributions.....................   (0.002)       (0.004)     (0.01)     (0.04)     (0.05)
                                               -------      --------   --------   --------   --------
Net asset value, end of period...............  $  1.00      $   1.00   $   1.00   $   1.00   $   1.00
                                               =======      ========   ========   ========   ========
Total return(a)..............................     0.11%         0.41%      1.26%      4.53%      4.99%
                                               =======      ========   ========   ========   ========
Ratios/supplemental data:
Net assets, end of period (000s omitted).....  $79,975      $119,660   $162,819   $212,818   $140,886
                                               =======      ========   ========   ========   ========
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements.....     0.98%(b)      0.97%      0.90%      0.90%      0.90%
  Without fee waivers and/or
     reimbursements..........................     1.19%(b)      1.19%      1.15%      1.10%      1.10%
                                               =======      ========   ========   ========   ========
Ratio of net investment income to average net
  assets.....................................     0.09%(b)      0.41%      1.22%      4.32%      4.86%
                                               =======      ========   ========   ========   ========

---------------

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $105,877,685.

NOTE 8 -- FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                  RESOURCE CLASS
                                              -------------------------------------------------------
                                                               YEAR ENDED AUGUST 31,
                                              -------------------------------------------------------
                                                2004          2003       2002       2001       2000
                                              --------      --------   --------   --------   --------
Net asset value, beginning of period........  $   1.00      $   1.00   $   1.00   $   1.00   $   1.00
Income from investment operations:
  Net investment income.....................      0.01          0.01       0.02       0.05       0.06
  Net gains (losses) on securities (both
     realized and unrealized)...............      0.00         (0.00)      0.00       0.00       0.00
                                              --------      --------   --------   --------   --------
     Total from investment operations.......      0.01          0.01       0.02       0.05       0.06
                                              --------      --------   --------   --------   --------
Less distributions:
  Dividends from net investment income......     (0.01)        (0.01)     (0.02)     (0.05)     (0.06)
  Distributions from net realized gains.....     (0.00)           --         --         --         --
                                              --------      --------   --------   --------   --------
     Total distributions....................     (0.01)        (0.01)     (0.02)     (0.05)     (0.06)
                                              --------      --------   --------   --------   --------
Net asset value, end of period..............  $   1.00      $   1.00   $   1.00   $   1.00   $   1.00
                                              ========      ========   ========   ========   ========
Total return(a).............................      0.82%         1.12%      1.91%      5.20%      5.66%
                                              ========      ========   ========   ========   ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)....  $337,798      $624,053   $449,511   $369,204   $305,136
                                              ========      ========   ========   ========   ========
Ratio of expenses to average net assets:
  With fee waivers and/or reimbursements....      0.28%(b)      0.27%      0.26%      0.26%      0.26%
  Without fee waivers and/or
     reimbursements.........................      0.39%(b)      0.39%      0.35%      0.30%      0.30%
                                              ========      ========   ========   ========   ========
Ratio of net investment income to average
  net assets................................      0.79%(b)      1.11%      1.86%      4.96%      5.50%
                                              ========      ========   ========   ========   ========

---------------

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are based on average daily net assets of $529,677,804.

NOTE 9 -- LEGAL PROCEEDINGS

     Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

     The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

     As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

     In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

     As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

     On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

     Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.
     The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

     Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

     None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

     Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

     In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

     On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

     On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

     As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

     At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

     The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

     At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

     IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

     AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

     All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

     Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                                     PART C
                                OTHER INFORMATION




Item 23.          Exhibits
--------          --------


a (1)      -      (a) Amended and Restated Agreement and Declaration of Trust of
                  Registrant dated May 15, 2002.(12)

           - (b) Amendment No. 1 to Amended and Restated Agreement and Declaration of Trust of Registrant dated June 11, 2003.(13)

           - (c) Amendment No. 2 to Amended and Restated Agreement and Declaration of Trust of Registrant dated July 30, 2003.(13)


b (1)      -      (a) Amended and Restated Bylaws of Registrant, adopted
                  effective May 15, 2002.(12)



           - (b) First Amendment, adopted November 6, 2003, to Bylaws of Registrant, adopted effective May 15, 2002.(15)



           - (c) Second Amendment, adopted September 15, 2004, to Bylaws of Registrant, adopted effective May 15, 2002. (15)


c          -      Articles II, VI, VII, VIII and IX of the Amended and Restated
                  Agreement and Declaration of Trust, and Articles IV, V and VI of the Amended and Restated Bylaws, define rights of holders of shares.(12)

d (1)      -      (a) Master Investment Advisory Agreement, dated June 1, 2000, between A I M Advisors, Inc. and Registrant.(8)

           - (b) Amendment No. 1, dated January 1, 2002, to the Master Investment Advisory Agreement, dated June 1, 2000, between A I M Advisors, Inc. and Registrant.(12)


           - (c) Amendment No. 2, dated November 24, 2003, to the Master Investment Advisory Agreement, dated June 1, 2000, between A I M Advisors, Inc. and Registrant.(15)


e (1)      -      (a) First Amended and Restated Master Distribution Agreement,
                  dated July 1, 2000, between Fund Management Company and
                  Registrant.(8)

           - (b) Amendment No. 1, dated March 2, 2001, to the First Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Fund Management Company and Registrant.(10)


           - (c) Amendment No. 2, dated November 24, 2003, to the First Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Fund Management Company and Registrant.(15)


f (1)      -      AIM Funds Retirement Plan for Eligible Directors/Trustees, as
                  restated October 1, 2001.(11)

  (2)      -      Form of Trustee Deferred Compensation Agreement for
                  Registrant's Non-Affiliated Trustees, as amended September 26,
                  2002.(14)
g (1)      -      (a) Custodian Agreement, dated October 15, 1993, between The
                  Bank of New York and Registrant.(1)

           - (b) Amendment, dated July 30, 1996, to the Custodian Agreement, dated October 15, 1993, between The Bank of New York and Registrant.(2)


h (1)      -      (a) Transfer Agency and Service Agreement, dated December 29,
                  1997, between AIM Investment Services, Inc. (formerly known as
                  A I M Fund Services, Inc.) and Registrant.(3)



           - (b) Amendment No. 1, dated January 1, 1999, to the Transfer Agency and Service Agreement, dated December 29, 1997, between AIM Investment Services, Inc. (formerly known as A I M Fund Services, Inc.) and Registrant.(5)



           - (c) Amendment No. 2, dated July 1, 1999, to the Transfer Agency and Service Agreement, dated December 29, 1997, between AIM Investment Services, Inc. (formerly known as A I M Fund Services, Inc.) and Registrant.(5)


  (2)      -      (a) Master Administrative Services Agreement, dated June 1,
                  2000, between A I M Advisors, Inc. and Registrant.(8)

           - (b) Amendment No. 1, dated May 9, 2001, to the Master Administrative Services Agreement, dated June 1, 2000, between A I M Advisors, Inc. and Registrant.(11)


           - (c) Amendment No. 2, dated November 24, 2003, to the Master Administrative Services Agreement, dated June 1, 2000, between A I M Advisors, Inc. and Registrant.(15)


  (3)      -      (d) Form of Administrative Services Agreement between A I M
                  Advisors, Inc. and Registrant on behalf of its Cash Assets
                  Portfolio.(13)

  (4)      -      (a) Memorandum of Agreement, dated June 1, 2000, between
                  Registrant and A I M Advisors, Inc.(8)

           - (b) Memorandum of Agreement, dated July 1, 2002, between Registrant and A I M Advisors, Inc.(12)

  (5)      -      Interfund Loan Agreement, dated September 18, 2001, between
                  Registrant and A I M Advisors, Inc.(11)

  (6)      -      Agreement and Plan of Reorganization, dated July 30, 2003, between Short-Term Investments Co., a Maryland corporation, and Short-Term Investments Trust, a Delaware statutory trust previously filed with the Proxy Statement of Short-Term
                  Investments Co. on August 1, 2003 is incorporated herein by reference.


i          -      Consent of Ballard Spahr Andrews & Ingersoll, LLP.(15)



j          -      Consents of Tait, Weller & Baker. (15)


k          -      Omitted Financial Statements - None.

l          -      Agreement Concerning Initial Capitalization - None.

m (1)      -      (a) Amended and Restated Master Distribution Plan pursuant to
                  Rule 12b-1, effective as of June 30, 1997.(3)

           - (b) Amendment No. 1, dated September 1, 1998, to the Amended and Restated Master Distribution Plan pursuant to Rule 12b-1.(4)

           - (c) Amendment No. 2, dated December 18, 1998, to the Amended and Restated Master Distribution Plan pursuant to Rule 12b-1.(5)

           - (d) Amendment No. 3, dated June 1, 2000, to the Amended and Restated Master Distribution Plan pursuant to Rule 12b-1.(8)

           - (e) Amendment No. 4, dated March 2, 2001, to the Amended and Restated Master Distribution Plan pursuant to Rule 12b-1.(11)


           - (f) Amendment No. 5, dated November 24, 2003, to the Amended and Restated Master Distribution Plan pursuant to Rule 12b-1.(15)


  (2)      -      (a) Form of Shareholder Service Agreement to be used in
                  connection with Registrant's Amended and Restated Master
                  Distribution Plan, as amended.(4)

           - (b) Form of Shareholder Services Agreement to be used in connection with Registrant's Amended and Restated Master Distribution Plan, as amended.(6)


           - (c) Form of Shareholder Service Agreement for Broker Dealers and Banks to be used in connection with Registrants Amended and Restated Master Distribution Plan, as amended.(15)



n          -      Fifth Amended and Restated Multiple Class Plan of The AIM
                  Family of Funds--Registered Trademark--, effective December
                  12, 2001, as amended and restated March 4, 2002, as amended and restated October 31, 2002 as further amended and restated effective July 21, 2003 and as further amended and restated effective August 18, 2003, and as further amended and restated
                  May 12, 2004.(15)


o          -      Reserved.

p (1)      -      A I M Management Group Inc. Code of Ethics, adopted May 1,
                  1981, as last amended June 10, 2003 relating to A I M
                  Management Group Inc., A I M Advisors, Inc. and its wholly owned and indirect subsidiaries.(13)

  (2)      -      Code of Ethics of Short-Term Investments Trust, effective as of September 23, 2000.(8)


q          -      Powers of Attorney for Baker, Bayley, Bunch, Crockett, Dowden,
                  Dunn, Fields, Frischling, Lewis, Mathai-Davis, Pennock,
                  Quigley, Sklar, Soll, and Williamson.(15)


----------

  (1) Incorporated herein by reference to PEA No. 27, filed electronically on November 14, 1994.

  (2) Incorporated herein by reference to PEA No. 29, filed electronically on December 18, 1996.

  (3) Incorporated herein by reference to PEA No. 30, filed electronically on December 17, 1997.

  (4) Incorporated herein by reference to PEA No. 32, filed electronically on November 25, 1998.

  (5) Incorporated herein by reference to PEA No. 33, filed electronically on November 8, 1999.

  (6) Incorporated herein by reference to PEA No. 34, filed electronically on March 31, 2000.

  (7) Incorporated herein by reference to PEA No. 35, filed electronically on May 24, 2000.

  (8) Incorporated herein by reference to PEA Nos. 36, 37 and 38, filed electronically on December 29, 2000.

  (9) Incorporated herein by reference to PEA No. 40, filed electronically on February 16, 2001.

  (10) Incorporated herein by reference to PEA No. 41, filed electronically on October 1, 2001.

  (11) Incorporated herein by reference to PEA No. 42, filed electronically on October 30, 2001.

  (12) Incorporated herein by reference to PEA No. 44, filed electronically on December 18, 2002.

  (13) Incorporated herein by reference to PEA No. 45, filed electronically on August 28, 2003.


  (14) Incorporated herein by reference to PEA 47, filed electronically on November 21, 2003.



  (15)            Filed herewith electronically.



Item 24.          Persons Controlled by or Under Common Control With the Fund


                  None.


Item 25.          Indemnification


                  The Registrant's Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, provides, among other things (i) that trustees and officers of the Registrant when acting as such, shall not be personally liable for any act, omission or obligation of the Registrant or any trustee or officer (except for liabilities to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty); (ii) for the indemnification by the Registrant of the trustees, officers, employees and agents of the Registrant to the fullest extent permitted by the Delaware Statutory Trust Act and Bylaws and other applicable law; and (iii) that the shareholders of the Registrant shall not be personally liable for the debts, liabilities, obligations or expenses of the Registrant or any portfolio or class; and (iv) for the indemnification by the Registrant, out of the assets belonging to the applicable portfolio, of shareholders and former shareholders of the Registrant in case they are held personally liable solely by reason of being or having been shareholders of the Registrant or any portfolio or class and not because of their acts or omissions or for some other reason.


                  A I M Advisors, Inc. ("AIM"), the Registrant and other investment companies managed by AIM, their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $55,000,000 limit of liability (an additional $10,000,000 coverage applies to independent directors/trustees only).


                  Section 16 of the Master Investment Advisory Agreement between the Registrant and AIM provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of AIM or any of its officers, directors or employees, that AIM shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of AIM to any series of the Registrant shall not automatically impact liability on the part of AIM to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.


Item 26.          Business and Other Connections of Investment Advisor



                  The only employment of a substantial nature of AIM's directors and officers is with AIM and its affiliated companies. Reference is also made to the caption "Fund Management - The Advisor" of the Prospectus which comprises Part A of the Registration Statement, and to the caption "Management of the Trust" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.



Item 27.          Principal Underwriters


(a) Fund Management Company, the Registrant's principal underwriter of all of its shares, also acts as a principal underwriter to the following investment companies:


                  AIM Treasurer's Series Trust (with respect to Premier Portfolio and Premier Tax-Exempt Portfolio)
                  Tax-Free Investments Trust



(b) The following table sets forth information with respect to each director, officer or partner of Fund Management Company.




Name and Principal                 Position and Officers with                    Positions and Offices
Business Address*                           Underwriter                               with Registrant
------------------              ------------------------------------        -------------------------------------
Mark H. Williamson              Director & Chairman                         Trustee and Executive Vice President

Karen Dunn Kelley               Director & President                        Vice President

Kevin M. Carome                 Director, Vice President & General          Senior Vice President, Secretary and
                                Counsel                                     Chief Legal Officer

Patrick R. Bray                 Senior Vice President                       None

William Hoppe, Jr.              Senior Vice President                       None

Lyman Missimer III              Senior Vice President                       None

Robert Arotsky                  Vice President                              None


Name and Principal                 Position and Officers with                    Positions and Offices
Business Address*                           Underwriter                               with Registrant
------------------              ------------------------------------        -------------------------------------
Craig A. Bloodworth             Vice President                              None

Lisa O. Brinkley                Vice President                              Chief Compliance Officer

Dawn M. Hawley                  Vice President & Chief Financial            None
                                Officer

Scott A. Holick                 Vice President                              None

Calise Lahodny                  Vice President                              None

John H. Lively                  Vice President & Assistant Secretary        Assistant Secretary

Mary M. Maloney                 Vice President                              None

John Parker                     Vice President                              None

Elizabeth F. Schaefer           Vice President                              None

Bruce W. Simmons                Vice President                              None

Kathleen J. Pflueger            Secretary                                   Assistant Secretary

David E. Hessel                 Assistant Vice President & Treasurer        None

Rebecca Starling-Klatt          Assistant Vice President & Chief            None
                                Compliance Officer

Lisa A. Moss                    Anti-Money Laundering Compliance            Assistant Secretary & Anti-Money
                                Officer                                     Laundering Compliance Officer

----------

*       11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

(c)     None.


Item 28.      Location of Accounts and Records



            A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian, The Bank of New York, 2 Hanson Place, Brooklyn, New York 11217-1431, and the Registrant's Transfer Agent and Dividend Paying Agent, AIM Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739.



Item 29.      Management Services


            None.

Item 30.      Undertakings


            Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 2nd day of December, 2004.

                                        REGISTRANT: SHORT-TERM INVESTMENTS TRUST

                                              By: /s/ Robert H. Graham
                                                  ---------------------------
                                                  Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

    SIGNATURES                          TITLE                             DATE

/s/ Robert H. Graham               Trustee & President                  12/02/04
------------------------
    (Robert H. Graham)       (Principal Executive Officer)

/s/ Bob R. Baker*                      Trustee                          12/02/04
------------------------
   (Bob R. Baker)

/s/ Frank S. Bayley*                   Trustee                          12/02/04
------------------------
    (Frank S. Bayley)

/s/ James T. Bunch*                    Trustee                          12/02/04
------------------------
   (James T. Bunch)

/s/ Bruce L. Crockett*            Trustee and Chair                     12/02/04
------------------------
    (Bruce L. Crockett)

/s/ Albert R. Dowden*                  Trustee                          12/02/04
------------------------
   (Albert R. Dowden)

/s/ Edward K. Dunn, Jr.*               Trustee                          12/02/04
------------------------
   (Edward K. Dunn, Jr.)

/s/ Jack M. Fields*                    Trustee                          12/02/04
------------------------
   (Jack M. Fields)

/s/ Carl Frischling*                   Trustee                          12/02/04
------------------------
    (Carl Frischling)

/s/ Gerald J. Lewis*                   Trustee                          12/02/04
------------------------
    (Gerald J. Lewis)


/s/ Prema Mathai-Davis*                Trustee                          12/02/04
------------------------
   (Prema Mathai-Davis)


/s/ Lewis F. Pennock*                  Trustee                          12/02/04
------------------------
    (Lewis F. Pennock)

/s/ Ruth H. Quigley*                   Trustee                          12/02/04
------------------------
    (Ruth H. Quigley)

/s/ Louis S. Sklar*                    Trustee                          12/02/04
------------------------
    (Louis S. Sklar)

/s/ Larry Soll*                        Trustee                          12/02/04
------------------------
   (Larry Soll)

/s/ Mark H. Williamson*                Trustee &                        12/02/04
------------------------       Executive Vice President
    (Mark H. Williamson)

                               Vice President & Treasurer
/s/ Sidney M. Dilgren            (Principal Financial and               12/02/04
------------------------           Accounting Officer)
    (Sidney M. Dilgren)

*By /s/ Robert H. Graham
    --------------------
    Robert H. Graham
    Attorney-in-Fact

Robert H. Graham, pursuant to powers of attorney dated November 16, 2004 and filed herewith.

                                      INDEX


Exhibit
Number            Description
------            -----------
b(1)(b)           First Amendment, adopted November 6, 2003, to Bylaws of
                  Registrant, adopted effective May 15, 2002

b(1)(c)           Second Amendment, adopted September 15, 2004, to Bylaws of
                  Registrant, adopted effective May 15, 2002

d(1)(c)           Amendment No. 2, dated November 24, 2003, to the Master
                  Investment Advisory Agreement, dated June 1, 2000, between
                  A I M Advisors, Inc. and Registrant

e(1)(c) Amendment No. 2, dated November 24, 2003, to the First Amended and Restated Master Distribution Agreement, dated July 1,
                  2000, between Fund Management Company and Registrant

h(2)(c)           Amendment No. 2, dated November 24, 2003, to the Master
                  Administrative Services Agreement, dated June 1, 2000, between
                  A I M Advisors, Inc. and Registrant

i                 Consent of Ballard Spahr Andrews & Ingersoll, LLP.

j                 Consents of Tait, Weller & Baker.

m(1)(f)           Amendment No. 5, dated November 24, 2003, to the Amended and
                  Restated Master Distribution Plan pursuant to Rule 12b-1

m(2)(c)           Form of Shareholder Service Agreement for Broker Dealers and
                  Banks to be used in connection with Registrants Amended and Restated Distribution Plan, as amended

n                 Fifth Amended and Restated Multiple Class Plan of The AIM
                  Family of Funds--Registered Trademark--, effective December
                  12, 2001, as amended and restated March 4, 2002, as amended and restated October 31, 2002 as further amended and restated effective July 21, 2003 and as further amended and restated effective August 18, 2003, and as further amended and restated
                  May 12, 2004.

q                 Powers of Attorney for Baker, Bayley, Bunch, Crockett, Dowden,
                  Dunn, Fields, Frischling, Lewis, Mathai-Davis, Pennock,
                  Quigley, Sklar, Soll, and Williamson